UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3618

Metropolitan Series Fund

(Exact name of registrant as specified in charter)

One Financial Center

675 Atlantic Avenue

Boston, Massachusetts 02111

(Address of Principal Executive Office)

PETER H. DUFFY

MetLife Advisers, LLC

One Financial Center

675 Atlantic Avenue

Boston, Massachusetts 02111

(Name and address of agent for service)

Copy to:

DAVID C. MAHAFFEY, ESQ.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: 617-578-3408

Date of fiscal year end: December 31

Date of reporting period: July 1, 2013 to September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

The following is a copy of the unaudited schedules as of the close of the reporting period as set forth in §§ 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12.14]:

Metropolitan Series Fund
Schedule of Investments

September 30, 2013

Metropolitan Series Fund

Schedule of Investments as of September 30, 2013

Baillie Gifford International Stock Portfolio	MSF-1
Barclays Aggregate Bond Index Portfolio	MSF-5
BlackRock Bond Income Portfolio	MSF-18
BlackRock Capital Appreciation Portfolio	MSF-33
BlackRock Diversified Portfolio	MSF-36
BlackRock Large Cap Value Portfolio	MSF-51
BlackRock Money Market Portfolio	MSF-54
Davis Venture Value Portfolio	MSF-57
Frontier Mid Cap Growth Portfolio	MSF-61
Jennison Growth Portfolio	MSF-64
Loomis Sayles Small Cap Core Portfolio	MSF-67
Loomis Sayles Small Cap Growth Portfolio	MSF-72
Met/Artisan Mid Cap Value Portfolio	MSF-75
Met/Dimensional International Small Company Portfolio	MSF-78
MetLife Conservative Allocation Portfolio	MSF-116
MetLife Conservative to Moderate Allocation Portfolio	MSF-118
MetLife Mid Cap Stock Index Portfolio	MSF-120
MetLife Moderate Allocation Portfolio	MSF-127
MetLife Moderate to Aggressive Allocation Portfolio	MSF-129
MetLife Stock Index Portfolio	MSF-131
MFS Total Return Portfolio	MSF-139
MFS Value Portfolio	MSF-152
MSCI EAFE Index Portfolio	MSF-157
Neuberger Berman Genesis Portfolio	MSF-168
Russell 2000 Index Portfolio	MSF-173
T. Rowe Price Large Cap Growth Portfolio	MSF-192
T. Rowe Price Small Cap Growth Portfolio	MSF-197
Van Eck Global Natural Resources Portfolio	MSF-203
Western Asset Management Strategic Bond Opportunities Portfolio	MSF-205
Western Asset Management U.S. Government Portfolio	MSF-222
Notes to Schedule of Investments	MSF-228

Not all Portfolios are available under every product.

Refer to your prospectus for information on the Portfolios that are available.

Metropolitan Series Fund

Baillie Gifford International Stock Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stock—99.2% of Net Assets

Security Description	Shares	Value

Argentina—1.8%
MercadoLibre, Inc. (a)	272,400	$36,749,484

Australia—4.3%
Brambles, Ltd.	2,699,158	22,955,630
Cochlear, Ltd. (a)	274,533	15,497,392
James Hardie Industries NV	2,036,075	20,289,057
Treasury Wine Estates, Ltd.	2,934,567	12,105,676
Woolworths, Ltd.	545,520	17,819,264

		88,667,019

Belgium—0.6%
Groupe Bruxelles Lambert S.A.	139,933	11,902,284

Brazil—1.5%
Embraer S.A. (ADR)	596,376	19,364,328
Itau Unibanco Holding S.A. (ADR)	818,290	11,554,255

		30,918,583

Canada—2.8%
Cenovus Energy, Inc.	318,499	9,505,033
Fairfax Financial Holdings, Ltd.	75,060	30,354,831
Ritchie Bros. Auctioneers, Inc. (a)	509,626	10,284,253
Westport Innovations, Inc. (a) (b)	302,851	7,329,814

		57,473,931

China—4.4%
Baidu, Inc. (ADR) (b)	193,800	30,073,884
China Mobile, Ltd.	1,750,000	19,708,966
China Shenhua Energy Co., Ltd.	6,223,500	18,903,349
Kunlun Energy Co., Ltd.	1,784,000	2,507,408
Want Want China Holdings, Ltd. (a)	12,988,626	19,717,355

		90,910,962

Denmark—3.2%
DSV A/S	864,812	24,530,067
Novo Nordisk A/S	122,992	20,850,592
Novozymes A/S	517,776	19,804,149

		65,184,808

Finland—3.7%
Kone Oyj (a)	513,702	45,899,475
Sampo Oyj	690,537	29,677,812

		75,577,287

France—3.3%
Cie Generale d’Optique Essilor International S.A.	254,794	27,412,685
Edenred S.A. (a)	595,720	19,347,459
Lafarge S.A. (a)	294,243	20,494,593

		67,254,737

Germany—6.0%
Brenntag AG	117,311	19,536,895
Continental AG	149,679	25,369,239

Germany—(Continued)
Deutsche Boerse AG	441,022	33,186,305
SAP AG	267,608	19,779,453
Sky Deutschland AG (b)	2,879,333	26,546,961

		124,418,853

Hong Kong—2.7%
Hang Seng Bank, Ltd. (a)	1,066,800	17,384,317
Hong Kong Exchanges & Clearing, Ltd. (a)	1,914,000	30,676,330
Sun Art Retail Group, Ltd. (a)	5,354,000	7,674,854

		55,735,501

India—0.4%
Infrastructure Development Finance Co., Ltd.	5,752,537	8,121,611

Ireland—2.4%
CRH plc	774,129	18,532,937
Ryanair Holdings plc (ADR) (b)	622,235	30,949,969

		49,482,906

Japan—8.7%
Fanuc Corp.	125,500	20,753,443
Fast Retailing Co., Ltd.	71,400	26,940,413
Rakuten, Inc.	2,303,000	34,995,260
Shimano, Inc. (a)	198,600	17,769,587
SMC Corp. (a)	114,500	27,332,764
Tokyo Electron, Ltd. (a)	273,800	14,728,320
Toyota Tsusho Corp. (a)	751,400	19,675,126
Trend Micro, Inc.	490,400	18,307,037

		180,501,950

Netherlands—2.7%
Heineken Holding NV	419,645	26,550,692
Unilever NV	750,199	29,194,158

		55,744,850

Norway—1.4%
Aker Solutions ASA	968,500	13,604,906
Seadrill, Ltd. (a)	344,237	15,459,539

		29,064,445

Peru—0.9%
Credicorp, Ltd.	140,726	18,077,662

Portugal—0.4%
Galp Energia, SGPS, S.A.	468,009	7,799,424

Russia—2.3%
Magnit OAO (GDR)	497,695	30,661,735
Sberbank of Russia (ADR) (b)	1,362,889	16,424,553

		47,086,288

Singapore—1.5%
United Overseas Bank, Ltd.	1,937,000	31,940,106

MSF-1

Metropolitan Series Fund

Baillie Gifford International Stock Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

South Africa—3.4%
Massmart Holdings, Ltd. (a)	889,941	$14,899,697
Naspers, Ltd.	602,801	55,608,982

		70,508,679

South Korea—4.4%
Hyundai Mobis	51,216	13,637,401
NHN Corp. (b)	35,659	18,498,410
Samsung Electronics Co., Ltd.	46,243	58,548,446

		90,684,257

Spain—1.7%
Inditex S.A.	233,779	36,125,485

Sweden—5.3%
Atlas Copco AB (Series B)	1,656,195	43,794,995
Svenska Handelsbanken AB	1,060,553	45,377,012
Volvo AB (Series B) (b)	1,382,666	20,713,844

		109,885,851

Switzerland—2.7%
Nestle S.A.	801,802	56,159,918

Taiwan—3.2%
Hon Hai Precision Industry Co., Ltd.	6,119,410	15,692,281
Taiwan Semiconductor Manufacturing Co., Ltd.	14,711,000	50,018,969

		65,711,250

Turkey—1.4%
BIM Birlesik Magazalar AS (a)	790,310	16,280,594
Turkiye Garanti Bankasi AS	3,050,227	12,028,111

		28,308,705

United Kingdom—21.4%
Amlin plc (a)	3,329,100	21,857,556
Antofagasta plc	1,060,700	14,079,281
ARM Holdings plc	2,611,400	41,810,209
BG Group plc	955,000	18,256,107
BHP Billiton plc	545,800	16,075,854
British American Tobacco plc	747,911	39,684,513
Burberry Group plc	618,000	16,365,986
Capita Group plc	1,792,300	28,887,360
Experian plc	1,577,300	30,043,096
Hargreaves Lansdown plc	1,016,100	16,113,064
Petrofac, Ltd.	758,200	17,271,913
Premier Farnell plc	3,453,984	12,162,690
Prudential plc	1,738,723	32,414,295
Rio Tinto plc	929,600	45,526,345
St. James’s Place plc	1,468,302	14,628,006
Standard Chartered plc	772,280	18,522,922
Tullow Oil plc	1,800,125	29,864,960
Wolseley plc	560,878	29,039,342

		442,603,499

United States—0.7%
Pricesmart, Inc. (a)	148,602	14,152,854

Total Common Stock (Identified Cost $1,751,331,301)		2,046,753,189

Short Term Investments—9.8%

United States—9.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/13 at 0.000% to be repurchased at $11,814,000 on 10/01/13, collateralized by $11,445,000 U.S. Treasury Note at 0.250% due 09/30/15 with a value of $11,430,694, and by $630,000 U.S. Treasury Note at 0.625% due 08/31/17 with a value of $620,550	$11,814,000	11,814,000
State Street Navigator Securities Lending MET Portfolio (c)	191,396,512	191,396,512

Total Short Term Investments (Identified Cost $203,210,512)		203,210,512

Total Investments—109.0% (Identified Cost $1,954,541,813) (d)		2,249,963,701
Other assets and liabilities (net)—(9.0)%		(185,030,544)

Net Assets—100.0%		$2,064,933,157

(a)	All or a portion of the security was on loan. As of September 30, 2013, the market value of securities loaned was $185,128,995 and the collateral received consisted of cash in the amount of $191,396,512 and non-cash collateral with a value of $2,575,321. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2013, the aggregate cost of investments was $1,954,541,813. The aggregate unrealized appreciation and depreciation of investments was $358,821,589 and $(63,399,701), respectively, resulting in net unrealized appreciation of $295,421,888.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GDR)—	A Global Depository Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.

MSF-2

Metropolitan Series Fund

Baillie Gifford International Stock Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Ten Largest Industries as of September 30, 2013	% of Net Assets
Commercial Banks	8.4%
Machinery	8.0%
Semiconductors & Semiconductor Equipment	8.0%
Insurance	6.2%
Food Products	5.1%
Food & Staples Retailing	4.9%
Oil, Gas & Consumable Fuels	4.2%
Internet Software & Services	4.1%
Diversified Financial Services	4.1%
Media	4.0%

MSF-3

Metropolitan Series Fund

Baillie Gifford International Stock Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$36,749,484	$—	$—	$36,749,484
Australia	—	88,667,019	—	88,667,019
Belgium	—	11,902,284	—	11,902,284
Brazil	30,918,583	—	—	30,918,583
Canada	57,473,931	—	—	57,473,931
China	30,073,884	60,837,078	—	90,910,962
Denmark	—	65,184,808	—	65,184,808
Finland	—	75,577,287	—	75,577,287
France	—	67,254,737	—	67,254,737
Germany	—	124,418,853	—	124,418,853
Hong Kong	—	55,735,501	—	55,735,501
India	—	8,121,611	—	8,121,611
Ireland	30,949,969	18,532,937	—	49,482,906
Japan	—	180,501,950	—	180,501,950
Netherlands	—	55,744,850	—	55,744,850
Norway	—	29,064,445	—	29,064,445
Peru	18,077,662	—	—	18,077,662
Portugal	—	7,799,424	—	7,799,424
Russia	—	47,086,288	—	47,086,288
Singapore	—	31,940,106	—	31,940,106
South Africa	—	70,508,679	—	70,508,679
South Korea	—	90,684,257	—	90,684,257
Spain	—	36,125,485	—	36,125,485
Sweden	—	109,885,851	—	109,885,851
Switzerland	—	56,159,918	—	56,159,918
Taiwan	—	65,711,250	—	65,711,250
Turkey	—	28,308,705	—	28,308,705
United Kingdom	—	442,603,499	—	442,603,499
United States	14,152,854	—	—	14,152,854
Total Common Stock	218,396,367	1,828,356,822	—	2,046,753,189
Short Term Investments
United States	191,396,512	11,814,000	—	203,210,512
Total Investments	$409,792,879	$1,840,170,822	$—	$2,249,963,701

Collateral for Securities Loaned (Liability)	$—	$(191,396,512)	$—	$(191,396,512)

MSF-4

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

U.S. Treasury & Government Agencies—69.9% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—29.1%
Fannie Mae 15 Yr. Pool
2.500%, 12/01/27	6,162,336	$6,205,371
2.500%, 02/01/28	4,588,854	4,618,778
2.500%, 07/01/28	7,857,980	7,913,007
3.000%, 01/01/27	2,711,350	2,808,805
3.000%, 02/01/27	4,481,095	4,642,600
3.000%, 03/01/27	2,230,341	2,310,725
3.500%, 02/01/26	4,284,957	4,525,099
3.500%, 03/01/26	1,695,759	1,790,795
4.000%, 04/01/19	234,404	248,897
4.000%, 05/01/19	498,376	529,189
4.000%, 01/01/20	489,042	519,204
4.000%, 06/01/24	1,060,242	1,126,100
4.000%, 08/01/25	1,599,523	1,699,221
4.500%, 07/01/18	747,933	794,263
4.500%, 05/01/19	251,940	267,591
4.500%, 08/01/24	1,183,537	1,257,180
4.500%, 06/01/25	2,189,753	2,326,741
5.000%, 06/01/18	218,937	232,560
5.000%, 01/01/19	483,302	513,486
5.000%, 02/01/20	474,776	504,418
5.000%, 01/01/22	553,083	587,540
5.000%, 02/01/24	1,658,974	1,761,598
5.500%, 11/01/17	104,688	111,573
5.500%, 02/01/18	74,312	79,853
5.500%, 04/01/18	603,963	648,996
6.000%, 10/01/13	52	52
6.000%, 03/01/14	1,971	1,976
6.000%, 06/01/14	371	373
6.000%, 07/01/14	2,081	2,093
6.000%, 09/01/17	206,671	223,029
6.500%, 06/01/14	448	451
6.500%, 04/01/17	598,938	634,922
7.000%, 02/01/14	43	43
7.500%, 08/01/15	2,536	2,613
Fannie Mae 20 Yr. Pool
3.000%, 02/01/33	2,759,540	2,761,516
3.500%, 04/01/32	2,990,341	3,107,069
4.000%, 02/01/31	1,618,902	1,716,119
4.500%, 08/01/30	1,140,565	1,217,036
5.000%, 02/01/24	444,385	481,695
5.000%, 09/01/25	380,987	412,810
5.500%, 07/01/23	270,454	294,721
5.500%, 01/01/24	173,098	188,630
5.500%, 07/01/24	500,270	546,570
7.000%, 10/01/21	25,024	28,232
Fannie Mae 30 Yr. Pool
3.000%, 08/01/42	1,961,127	1,917,696
3.000%, 09/01/42	3,147,392	3,077,691
3.000%, 11/01/42	3,707,174	3,625,076
3.000%, 12/01/42	6,529,103	6,384,513
3.000%, 01/01/43	1,770,307	1,731,102
3.000%, 02/01/43	5,662,048	5,536,841
3.000%, 03/01/43	7,521,073	7,354,256
3.000%, 07/01/43	5,992,548	5,859,635
3.000%, 09/01/43	4,163,918	4,071,562

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
3.500%, 12/01/40	3,172,967	3,232,852
3.500%, 03/01/42	1,956,255	1,993,343
3.500%, 04/01/42	4,309,124	4,389,789
3.500%, 05/01/42	5,255,249	5,354,880
3.500%, 06/01/42	3,861,887	3,935,102
3.500%, 08/01/42	2,644,361	2,694,494
3.500%, 09/01/42	3,508,384	3,574,897
3.500%, 10/01/42	3,531,898	3,598,857
3.500%, 01/01/43	3,082,068	3,140,499
3.500%, 02/01/43	4,888,050	4,980,719
3.500%, 06/01/43	2,885,379	2,940,275
4.000%, 08/01/39	2,441,830	2,560,333
4.000%, 09/01/39	1,899,416	1,991,595
4.000%, 12/01/39	2,405,337	2,522,069
4.000%, 06/01/40	2,318,631	2,431,678
4.000%, 09/01/40	1,553,883	1,629,644
4.000%, 12/01/40	9,472,296	9,934,127
4.000%, 01/01/41	5,932,431	6,222,052
4.000%, 12/01/41	2,592,645	2,719,383
4.000%, 02/01/42	2,695,879	2,849,741
4.500%, 08/01/33	475,837	507,893
4.500%, 10/01/33	547,542	584,430
4.500%, 04/01/34	377,604	403,116
4.500%, 01/01/39	474,322	505,928
4.500%, 07/01/39	3,076,507	3,283,591
4.500%, 09/01/39	5,272,039	5,626,907
4.500%, 10/01/39	1,994,706	2,128,972
4.500%, 05/01/40	2,553,451	2,729,251
4.500%, 11/01/40	2,585,861	2,763,892
4.500%, 12/01/40	3,504,185	3,745,441
4.500%, 04/01/41	4,597,711	4,918,177
4.500%, 05/01/41	2,340,901	2,504,064
5.000%, 07/01/33	382,992	418,369
5.000%, 08/01/33	985,787	1,076,845
5.000%, 09/01/33	513,395	560,818
5.000%, 10/01/33	3,753,301	4,099,998
5.000%, 03/01/34	577,365	630,697
5.000%, 04/01/34	1,406,984	1,531,291
5.000%, 05/01/34	234,345	254,334
5.000%, 09/01/34	571,752	620,519
5.000%, 02/01/35	676,364	734,055
5.000%, 04/01/35	398,274	431,001
5.000%, 05/01/35	98,842	106,964
5.000%, 11/01/35	463,658	501,758
5.000%, 03/01/36	1,510,203	1,634,298
5.000%, 07/01/37	1,383,670	1,496,737
5.000%, 01/01/39	1,326,464	1,434,861
5.000%, 04/01/40	3,520,302	3,832,644
5.000%, 07/01/41	2,695,396	2,941,813
5.500%, 07/01/25	412,728	451,486
5.500%, 10/01/32	74,935	82,185
5.500%, 02/01/33	324,328	356,154
5.500%, 03/01/33	718,559	789,072
5.500%, 05/01/33	2,346,819	2,577,112
5.500%, 08/01/33	1,251,833	1,374,676

MSF-5

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.500%, 10/01/33	201,705	$221,498
5.500%, 12/01/33	1,740,704	1,911,519
5.500%, 02/01/34	750,234	825,182
5.500%, 03/01/34	295,976	325,543
5.500%, 04/01/34	144,798	159,263
5.500%, 06/01/34	503,181	553,449
5.500%, 09/01/34	504,570	554,976
5.500%, 12/01/34	1,232,687	1,355,831
5.500%, 01/01/35	398,993	438,852
5.500%, 02/01/35	890,799	979,789
5.500%, 04/01/35	562,553	613,683
5.500%, 06/01/35	1,880,223	2,051,116
5.500%, 01/01/37	808,891	879,311
5.500%, 05/01/37	344,379	374,262
5.500%, 05/01/38	424,564	461,484
5.500%, 06/01/38	441,622	480,026
5.500%, 07/01/38	454,602	494,135
6.000%, 08/01/28	3,841	4,244
6.000%, 11/01/28	1,655	1,828
6.000%, 12/01/28	1,923	2,125
6.000%, 06/01/31	77,461	85,668
6.000%, 09/01/32	215,725	238,462
6.000%, 01/01/33	58,741	64,933
6.000%, 02/01/33	112,940	124,866
6.000%, 03/01/33	196,507	217,257
6.000%, 04/01/33	457,291	505,579
6.000%, 05/01/33	520,540	575,505
6.000%, 05/01/34	562,970	622,020
6.000%, 09/01/34	475,160	525,000
6.000%, 11/01/34	823,876	910,292
6.000%, 01/01/35	369,036	403,532
6.000%, 07/01/36	185,525	202,354
6.000%, 09/01/36	451,988	492,987
6.000%, 07/01/37	599,306	653,467
6.000%, 08/01/37	688,062	750,243
6.000%, 09/01/37	1,639,648	1,787,826
6.000%, 10/01/37	646,760	705,209
6.000%, 05/01/38	2,079,285	2,267,193
6.000%, 12/01/38	560,637	611,283
6.500%, 05/01/28	97,557	110,441
6.500%, 12/01/28	235,297	266,372
6.500%, 03/01/29	6,812	7,713
6.500%, 04/01/29	47,401	53,672
6.500%, 05/01/29	11,197	12,678
6.500%, 08/01/29	1,820	2,061
6.500%, 05/01/30	34,488	39,050
6.500%, 09/01/31	6,735	7,598
6.500%, 02/01/32	8,123	8,978
6.500%, 06/01/32	60,543	68,288
6.500%, 09/01/33	23,972	27,037
6.500%, 10/01/33	140,039	157,947
6.500%, 10/01/34	548,265	618,374
6.500%, 10/01/37	348,752	385,894
7.000%, 06/01/26	957	1,069
7.000%, 06/01/28	31,431	36,176

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
7.000%, 10/01/29	18,954	21,815
7.000%, 12/01/29	4,106	4,726
7.000%, 01/01/32	79,120	91,032
7.000%, 04/01/32	41,286	47,400
7.000%, 06/01/32	102,834	118,064
7.000%, 10/01/37	409,916	461,569
7.500%, 09/01/25	7,802	8,960
7.500%, 06/01/26	8,579	9,426
7.500%, 09/01/27	1,102	1,143
7.500%, 08/01/28	427	435
7.500%, 07/01/29	21,265	25,018
7.500%, 10/01/29	8,931	10,285
8.000%, 10/01/26	484	518
8.000%, 11/01/29	322	376
8.000%, 05/01/30	18,995	20,080
8.000%, 11/01/30	5,441	6,392
8.000%, 01/01/31	7,621	8,839
8.000%, 02/01/31	11,082	13,014
Fannie Mae ARM Pool
2.780%, 02/01/42 (a)	3,514,750	3,619,431
3.163%, 10/01/41 (a)	1,569,069	1,639,943
3.519%, 05/01/41 (a)	2,690,212	2,832,014
4.829%, 11/01/36 (a)	229,724	242,547
Freddie Mac 15 Yr. Gold Pool
2.500%, 12/01/27	2,692,877	2,709,594
2.500%, 02/01/28	4,656,724	4,692,528
2.500%, 04/01/28	3,575,112	3,597,370
3.000%, 03/01/27	2,581,499	2,669,819
3.000%, 05/01/27	3,243,519	3,354,878
3.500%, 12/01/25	3,207,972	3,377,943
3.500%, 05/01/26	1,295,406	1,364,212
4.000%, 06/01/19	530,559	561,453
4.000%, 05/01/25	2,051,579	2,172,980
4.000%, 08/01/25	1,100,308	1,165,418
4.000%, 10/01/25	975,537	1,033,264
4.500%, 09/01/18	457,772	483,220
4.500%, 10/01/18	933,644	985,546
4.500%, 04/01/19	677,213	714,960
4.500%, 06/01/19	445,023	469,829
4.500%, 08/01/19	151,029	159,448
5.000%, 05/01/18	1,088,625	1,153,302
5.000%, 12/01/18	224,627	237,972
5.000%, 06/01/19	520,045	552,319
5.500%, 11/01/17	98,294	104,983
5.500%, 01/01/24	1,055,513	1,144,487
6.000%, 04/01/16	5,653	6,043
6.000%, 05/01/17	105,445	113,776
7.000%, 12/01/15	1,659	1,665
7.500%, 03/01/16	8,439	8,847
Freddie Mac 20 Yr. Gold Pool
3.000%, 04/01/33	4,232,686	4,235,720
3.500%, 04/01/32	4,273,038	4,429,269
4.000%, 01/01/31	1,703,842	1,808,167
4.000%, 08/01/31	1,756,891	1,864,463
4.500%, 05/01/29	587,483	624,171
5.000%, 03/01/27	256,161	276,363

MSF-6

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
3.000%, 10/01/42	3,550,327	$3,458,208
3.000%, 01/01/43	3,253,612	3,169,192
3.000%, 03/01/43	7,569,462	7,373,233
3.000%, 04/01/43	2,061,424	2,007,853
3.000%, 06/01/43	2,090,153	2,035,835
3.500%, 01/01/42	2,285,365	2,321,298
3.500%, 03/01/42	2,006,081	2,037,649
3.500%, 08/01/42	6,759,332	6,867,053
3.500%, 02/01/43	2,748,854	2,792,179
3.500%, 06/01/43	2,855,647	2,901,312
4.000%, 06/01/39	2,116,523	2,211,704
4.000%, 12/01/39	2,710,145	2,832,021
4.000%, 11/01/40	2,385,526	2,493,435
4.000%, 04/01/41	2,220,342	2,321,006
4.000%, 09/01/41	2,403,876	2,512,861
4.000%, 11/01/41	2,391,944	2,500,388
4.500%, 10/01/35	1,143,046	1,215,182
4.500%, 06/01/38	1,706,206	1,813,883
4.500%, 02/01/39	1,109,972	1,180,859
4.500%, 03/01/39	1,180,886	1,256,302
4.500%, 04/01/39	1,339,085	1,424,604
4.500%, 09/01/39	1,467,966	1,561,716
4.500%, 11/01/39	1,520,598	1,617,709
4.500%, 01/01/40	937,636	998,380
4.500%, 05/01/40	1,755,998	1,869,758
4.500%, 11/01/40	1,865,634	1,986,496
4.500%, 02/01/41	1,405,282	1,496,556
4.500%, 05/01/41	1,458,138	1,552,845
4.500%, 06/01/41	1,098,139	1,169,464
5.000%, 10/01/33	1,018,953	1,101,481
5.000%, 03/01/34	307,834	332,353
5.000%, 08/01/35	1,415,934	1,524,637
5.000%, 09/01/35	656,029	706,393
5.000%, 10/01/35	492,567	530,382
5.000%, 01/01/36	1,255,617	1,352,011
5.000%, 04/01/38	771,039	829,953
5.000%, 11/01/39	3,029,258	3,265,223
5.000%, 05/01/40	3,926,370	4,288,521
5.500%, 06/01/34	1,066,716	1,161,862
5.500%, 10/01/35	652,197	706,515
5.500%, 12/01/35	1,449,181	1,569,877
5.500%, 01/01/36	1,176,741	1,274,746
5.500%, 12/01/37	991,716	1,071,380
5.500%, 04/01/38	5,214,383	5,638,317
5.500%, 07/01/38	695,129	751,138
5.500%, 08/01/38	1,122,435	1,212,875
6.000%, 11/01/28	18,189	20,156
6.000%, 12/01/28	13,516	14,978
6.000%, 02/01/29	27,055	29,983
6.000%, 04/01/29	10,502	11,638
6.000%, 05/01/29	2,199	2,437
6.000%, 06/01/31	3,658	4,036
6.000%, 07/01/31	1,629	1,797
6.000%, 09/01/31	73,518	81,116
6.000%, 04/01/32	226,581	249,998

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
6.000%, 11/01/32	52,115	57,501
6.000%, 06/01/34	352,856	389,055
6.000%, 11/01/35	154,650	170,423
6.000%, 02/01/36	334,374	363,341
6.000%, 08/01/36	386,411	419,887
6.000%, 10/01/36	519,886	564,924
6.000%, 11/01/36	262,191	284,905
6.000%, 01/01/37	353,798	384,448
6.000%, 02/01/38	504,281	547,933
6.000%, 11/01/39	4,591,316	4,996,766
6.000%, 04/01/40	1,141,467	1,240,277
6.500%, 02/01/30	10,180	11,522
6.500%, 08/01/31	18,756	21,128
6.500%, 10/01/31	10,694	12,047
6.500%, 11/01/31	41,161	46,367
6.500%, 03/01/32	609,170	686,095
6.500%, 04/01/32	545,465	614,344
6.500%, 09/01/36	961,670	1,067,856
6.500%, 11/01/37	873,403	969,736
7.000%, 12/01/27	2,550	2,905
7.000%, 11/01/28	6,677	7,566
7.000%, 04/01/29	7,326	8,282
7.000%, 05/01/29	1,638	1,851
7.000%, 06/01/29	15,710	17,759
7.000%, 07/01/29	3,224	3,645
7.000%, 01/01/31	111,470	125,990
7.500%, 08/01/24	28,295	29,572
7.500%, 10/01/27	16,584	19,102
7.500%, 10/01/29	25,095	28,968
7.500%, 05/01/30	15,215	17,431
8.000%, 02/01/27	6,058	6,935
8.000%, 10/01/28	11,268	13,356
Freddie Mac ARM Non-Gold Pool
3.719%, 11/01/39 (a)	1,494,867	1,555,792
Ginnie Mae I 15 Yr. Pool
5.000%, 10/15/20	545,589	582,689
5.000%, 01/15/21	352,081	376,607
Ginnie Mae I 30 Yr. Pool
3.000%, 11/15/42	4,480,645	4,426,376
3.000%, 12/15/42	3,180,698	3,142,174
3.000%, 02/15/43	2,770,022	2,735,557
3.000%, 03/15/43	3,745,512	3,700,023
3.000%, 05/15/43	4,821,668	4,763,109
3.000%, 07/15/43	3,085,773	3,048,296
3.500%, 01/15/42	4,713,778	4,852,079
3.500%, 02/15/42	2,447,230	2,519,050
3.500%, 03/15/42	3,444,815	3,547,889
3.500%, 05/15/42	3,047,190	3,136,618
3.500%, 09/15/42	2,711,962	2,791,552
3.500%, 05/15/43	2,944,895	3,031,874
4.000%, 07/15/39	4,202,338	4,451,556
4.000%, 07/15/40	2,743,719	2,916,945
4.000%, 03/15/41	2,067,753	2,184,246
4.000%, 10/15/41	4,348,819	4,593,824
4.500%, 01/15/39	834,260	898,663

MSF-7

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
4.500%, 04/15/39	1,922,714	$2,071,142
4.500%, 05/15/39	4,662,065	5,021,962
4.500%, 08/15/39	1,904,436	2,051,453
4.500%, 01/15/40	2,244,326	2,427,699
4.500%, 04/15/40	2,361,025	2,553,933
4.500%, 02/15/41	1,696,140	1,824,182
4.500%, 04/15/41	1,600,006	1,720,791
5.000%, 12/15/35	703,872	770,076
5.000%, 12/15/36	596,071	649,753
5.000%, 01/15/39	2,691,040	2,929,903
5.000%, 02/15/39	620,928	678,172
5.000%, 08/15/39	3,900,629	4,260,231
5.000%, 09/15/39	828,012	904,347
5.000%, 12/15/39	1,485,608	1,622,567
5.000%, 05/15/40	2,813,203	3,094,528
5.500%, 03/15/36	802,001	876,817
5.500%, 01/15/37	1,296,182	1,416,949
5.500%, 11/15/37	874,332	955,795
5.500%, 09/15/38	706,529	771,953
5.500%, 08/15/39	2,491,264	2,729,473
6.000%, 01/15/29	9,705	10,943
6.000%, 01/15/33	382,057	428,091
6.000%, 03/15/35	438,468	485,454
6.000%, 12/15/35	268,116	296,847
6.000%, 06/15/36	427,102	472,430
6.000%, 09/15/36	584,470	646,500
6.000%, 07/15/38	2,160,922	2,389,773
6.500%, 05/15/23	3,381	3,964
6.500%, 02/15/27	50,213	56,286
6.500%, 07/15/28	15,464	18,013
6.500%, 08/15/28	19,757	23,015
6.500%, 11/15/28	14,022	16,334
6.500%, 12/15/28	11,877	13,835
6.500%, 07/15/29	2,456	2,859
6.500%, 05/15/36	362,404	415,274
7.000%, 01/15/28	3,375	3,930
7.000%, 04/15/28	3,509	4,085
7.000%, 05/15/28	19,682	22,915
7.000%, 06/15/28	12,371	14,404
7.000%, 10/15/28	10,652	12,402
7.000%, 06/15/29	2,230	2,596
7.000%, 09/15/29	22,222	25,870
7.000%, 01/15/31	1,454	1,690
7.000%, 03/15/31	30,021	34,888
7.000%, 07/15/31	708,896	823,835
7.000%, 08/15/31	107,607	125,054
7.000%, 02/15/32	33,045	38,110
7.000%, 07/15/32	43,393	50,044
7.500%, 08/15/29	514	516
7.500%, 04/15/30	9,060	9,322
8.000%, 08/15/26	4,142	4,801
8.000%, 09/15/26	5,167	5,952
8.000%, 05/15/27	3,093	3,407
8.000%, 06/15/29	24,823	27,032
9.000%, 11/15/24	16,250	17,730

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
3.000%, 03/20/43	5,041,711	4,994,632
3.500%, 12/20/41	3,030,078	3,130,495
3.500%, 08/20/42	2,847,218	2,938,781
3.500%, 01/20/43	3,510,332	3,626,553
3.500%, 04/20/43	2,916,034	3,010,519
4.000%, 11/20/40	3,226,925	3,432,369
4.000%, 12/20/40	2,905,217	3,090,180
4.500%, 08/20/40	3,213,563	3,480,795
4.500%, 12/20/40	1,812,179	1,962,875
4.500%, 04/20/41	1,825,546	1,970,812
4.500%, 03/20/42	1,392,453	1,503,256
5.000%, 08/20/40	1,433,930	1,572,740
5.000%, 10/20/40	1,393,828	1,528,756
6.500%, 06/20/31	43,281	50,008
6.500%, 11/20/38	1,301,472	1,482,275
7.500%, 02/20/28	4,857	5,833

		563,750,192

Federal Agencies—5.1%
Federal Farm Credit Bank
4.875%, 12/16/15	4,500,000	4,943,502
Federal Home Loan Banks
0.375%, 06/24/16	10,040,000	9,987,099
4.875%, 05/17/17 (b)	4,420,000	5,034,005
5.375%, 05/18/16 (b)	2,900,000	3,262,800
Federal Home Loan Mortgage Corp.
0.875%, 03/07/18 (b)	17,000,000	16,613,565
1.250%, 10/02/19 (b)	3,000,000	2,868,218
4.750%, 01/19/16 (b)	2,850,000	3,130,951
5.125%, 11/17/17 (b)	3,530,000	4,079,780
5.625%, 11/23/35	1,040,000	1,108,442
Federal National Mortgage Association
0.500%, 03/30/16 (b)	9,450,000	9,438,314
0.550%, 02/27/15	4,990,000	4,997,755
0.875%, 05/21/18 (b)	10,160,000	9,881,083
5.375%, 07/15/16 (b)	5,870,000	6,636,053
5.375%, 06/12/17 (b)	8,300,000	9,590,990
6.625%, 11/15/30 (b)	2,450,000	3,281,336
Tennessee Valley Authority
5.250%, 09/15/39	3,350,000	3,663,471

		98,517,364

U.S. Treasury—35.7%
U.S. Treasury Bonds
2.750%, 08/15/42	2,020,000	1,674,681
2.875%, 05/15/43 (b)	4,760,000	4,040,859
3.125%, 02/15/42	1,800,000	1,620,594
3.125%, 02/15/43 (b)	3,270,000	2,930,345
3.500%, 02/15/39	2,080,000	2,040,085
3.750%, 08/15/41 (b)	1,830,000	1,860,250
3.875%, 08/15/40	10,380,000	10,816,063
4.250%, 11/15/40	7,280,000	8,068,933
4.375%, 11/15/39 (b)	3,900,000	4,415,112
4.375%, 05/15/40	5,220,000	5,905,334

MSF-8

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Bonds
4.375%, 05/15/41 (b)	5,850,000	$6,612,898
4.500%, 02/15/36 (b)	5,675,000	6,554,965
4.500%, 05/15/38 (b)	4,950,000	5,709,132
5.000%, 05/15/37	2,760,000	3,409,677
5.250%, 02/15/29 (b)	750,000	937,440
5.375%, 02/15/31 (b)	3,075,000	3,920,840
6.125%, 11/15/27 (b)	5,750,000	7,761,982
6.250%, 08/15/23	7,700,000	10,192,336
6.375%, 08/15/27	2,800,000	3,856,104
6.500%, 11/15/26	1,000,000	1,384,750
7.125%, 02/15/23 (b)	6,100,000	8,491,932
7.250%, 08/15/22 (b)	6,120,000	8,522,957
7.875%, 02/15/21 (b)	4,450,000	6,238,945
8.000%, 11/15/21	2,920,000	4,178,754
8.125%, 08/15/19	2,645,000	3,611,457
8.125%, 08/15/21 (b)	1,250,000	1,793,188
8.500%, 02/15/20 (b)	6,700,000	9,430,920
8.750%, 08/15/20	1,000,000	1,443,640
8.875%, 02/15/19 (b)	10,215,000	14,142,566
9.125%, 05/15/18	1,600,000	2,169,392
9.250%, 02/15/16	1,375,000	1,661,193
U.S. Treasury Notes
0.250%, 12/15/14 (b)	7,000,000	7,007,350
0.375%, 11/15/14 (b)	7,980,000	7,999,631
0.375%, 03/15/15	8,020,000	8,039,247
0.625%, 05/31/17	5,000,000	4,944,750
0.625%, 04/30/18 (b)	5,000,000	4,860,450
0.875%, 11/30/16	13,800,000	13,861,963
1.000%, 08/31/16	11,820,000	11,945,410
1.000%, 09/30/16	4,000,000	4,041,320
1.000%, 10/31/16	7,010,000	7,075,404
1.000%, 03/31/17 (b)	7,850,000	7,886,502
1.250%, 08/31/15	5,850,000	5,954,773
1.250%, 09/30/15 (b)	7,750,000	7,892,910
1.375%, 11/30/15	19,400,000	19,816,325
1.375%, 09/30/18	12,890,000	12,880,719
1.625%, 11/15/22	5,000,000	4,629,100
1.750%, 07/31/15	6,700,000	6,877,148
1.750%, 05/15/22 (b)	4,900,000	4,640,741
1.750%, 05/15/23 (b)	6,420,000	5,948,772
1.875%, 06/30/15	6,700,000	6,885,658
1.875%, 09/30/17	15,900,000	16,408,958
2.000%, 11/15/21 (b)	10,950,000	10,701,654
2.000%, 02/15/22 (b)	3,800,000	3,693,676
2.000%, 02/15/23	6,900,000	6,571,698
2.125%, 05/31/15	12,000,000	12,371,880
2.125%, 08/15/21 (b)	8,710,000	8,636,662
2.375%, 10/31/14	21,000,000	21,503,581
2.375%, 02/28/15 (b)	15,000,000	15,459,449
2.375%, 03/31/16 (b)	20,560,000	21,537,215
2.375%, 05/31/18	31,000,000	32,537,910
2.500%, 04/30/15 (b)	5,980,000	6,193,247
2.625%, 02/29/16 (b)	2,510,000	2,641,900
2.625%, 04/30/16	17,800,000	18,773,125
2.625%, 08/15/20 (b)	6,000,000	6,262,440

U.S. Treasury—(Continued)
U.S. Treasury Notes
2.750%, 05/31/17 (b)	9,840,000	10,492,195
3.000%, 08/31/16	8,350,000	8,922,058
3.000%, 09/30/16 (b)	18,100,000	19,356,864
3.000%, 02/28/17	14,980,000	16,079,533
3.125%, 05/15/19	3,000,000	3,251,130
3.250%, 05/31/16	8,230,000	8,822,148
3.375%, 11/15/19	4,350,000	4,772,211
3.500%, 02/15/18	4,000,000	4,394,600
3.500%, 05/15/20 (b)	7,790,000	8,591,980
3.625%, 02/15/20 (b)	17,190,000	19,098,262
3.750%, 11/15/18 (b)	4,550,000	5,077,344
3.875%, 05/15/18	4,700,000	5,255,446
4.000%, 02/15/15	27,230,000	28,648,138
4.000%, 08/15/18 (b)	9,620,000	10,850,494
4.250%, 08/15/15	2,300,000	2,469,372
4.250%, 11/15/17 (b)	4,700,000	5,298,827
4.500%, 11/15/15 (b)	8,950,000	9,732,588
4.500%, 02/15/16 (b)	4,520,000	4,954,869
4.625%, 02/15/17 (b)	8,475,000	9,549,121
4.875%, 08/15/16	8,330,000	9,342,428
5.125%, 05/15/16	4,830,000	5,412,546

		692,251,046

Total U.S. Treasury & Government Agencies (Cost $1,312,909,250)		1,354,518,602

Corporate Bonds & Notes—23.6%

Aerospace/Defense—0.4%
Boeing Co. (The)
7.250%, 06/15/25	460,000	593,198
Lockheed Martin Corp.
6.150%, 09/01/36 (b)	1,700,000	1,946,860
Northrop Grumman Systems Corp.
7.750%, 02/15/31	515,000	662,528
Raytheon Co.
3.125%, 10/15/20	1,000,000	1,009,893
United Technologies Corp.
4.500%, 06/01/42	2,645,000	2,573,848
4.875%, 05/01/15	900,000	960,145
7.500%, 09/15/29	200,000	269,959

		8,016,431

Agriculture—0.3%
Altria Group, Inc.
9.700%, 11/10/18	750,000	990,908
Archer-Daniels-Midland Co.
4.479%, 03/01/21	2,000,000	2,144,694
Philip Morris International, Inc.
4.500%, 03/26/20	925,000	1,016,633
6.875%, 03/17/14	755,000	777,174

		4,929,409

MSF-9

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Auto Manufacturers—0.2%
Daimler Finance North America LLC
8.500%, 01/18/31	1,050,000	$1,509,087
Ford Motor Co.
7.450%, 07/16/31	2,200,000	2,673,914

		4,183,001

Banks—4.9%
American Express Centurion Bank
0.875%, 11/13/15	3,000,000	2,999,906
Bank of America Corp.
5.125%, 11/15/14	1,000,000	1,046,179
5.750%, 08/15/16	2,850,000	3,123,743
5.875%, 02/07/42 (b)	3,000,000	3,336,213
6.500%, 08/01/16	1,750,000	1,982,631
Bank of New York Mellon Corp. (The)
5.450%, 05/15/19	2,000,000	2,291,794
Barclays Bank plc
5.000%, 09/22/16	1,750,000	1,931,575
5.200%, 07/10/14	900,000	931,504
BB&T Corp.
3.200%, 03/15/16	1,865,000	1,954,085
BNP Paribas S.A.
5.000%, 01/15/21	3,225,000	3,475,986
Capital One Financial Corp.
6.750%, 09/15/17 (b)	1,200,000	1,406,243
Citigroup, Inc.
5.375%, 08/09/20	2,200,000	2,461,038
5.850%, 08/02/16 (b)	500,000	557,566
6.125%, 11/21/17	1,700,000	1,952,365
6.125%, 05/15/18	1,900,000	2,190,754
Credit Suisse
4.375%, 08/05/20	2,611,000	2,811,775
Deutsche Bank AG
3.875%, 08/18/14	620,000	637,352
6.000%, 09/01/17 (b)	1,500,000	1,722,481
Fifth Third Bancorp
8.250%, 03/01/38	1,175,000	1,516,779
Goldman Sachs Group, Inc. (The)
6.000%, 06/15/20	2,000,000	2,268,537
6.125%, 02/15/33 (b)	2,075,000	2,261,841
6.250%, 09/01/17	760,000	865,992
6.450%, 05/01/36 (b)	2,000,000	2,030,700
HSBC Holdings plc
5.100%, 04/05/21	2,556,000	2,811,992
6.500%, 09/15/37	905,000	1,035,103
JPMorgan Chase & Co.
3.250%, 09/23/22	2,850,000	2,686,357
4.950%, 03/25/20	2,650,000	2,884,271
5.125%, 09/15/14	850,000	885,368
6.300%, 04/23/19	1,900,000	2,232,737
JPMorgan Chase Bank N.A.
6.000%, 10/01/17	2,700,000	3,080,803
KFW
1.250%, 02/15/17 (b)	3,000,000	3,029,491
2.375%, 08/25/21	1,945,000	1,915,535

Banks—(Continued)
KFW
2.625%, 02/16/16 (b)	2,791,000	2,926,966
2.750%, 09/08/20 (b)	2,300,000	2,359,232
4.875%, 01/17/17 (b)	2,900,000	3,271,445
Lloyds TSB Bank plc
6.375%, 01/21/21	1,500,000	1,742,403
Morgan Stanley
5.625%, 09/23/19	1,900,000	2,111,738
7.250%, 04/01/32	1,850,000	2,242,173
7.300%, 05/13/19	2,460,000	2,941,103
PNC Bank N.A.
4.875%, 09/21/17	1,000,000	1,101,610
5.250%, 01/15/17 (b)	1,600,000	1,767,904
State Street Bank and Trust Co.
5.300%, 01/15/16	300,000	326,789
SunTrust Banks, Inc.
3.600%, 04/15/16	1,450,000	1,529,434
Wachovia Corp.
5.750%, 06/15/17	700,000	803,006
Wells Fargo & Co.
5.000%, 11/15/14	2,000,000	2,095,339
Wells Fargo Bank N.A.
5.950%, 08/26/36	1,900,000	2,124,668
Westpac Banking Corp.
3.000%, 12/09/15	2,000,000	2,090,530

		95,753,036

Beverages—0.3%
Anheuser-Busch Cos. LLC
5.000%, 01/15/15	1,950,000	2,060,592
6.450%, 09/01/37	880,000	1,073,580
Coca-Cola Co. (The)
3.150%, 11/15/20	280,000	286,864
Diageo Finance B.V.
5.300%, 10/28/15	870,000	948,957
Pepsi Bottling Group, Inc. (The)
7.000%, 03/01/29	300,000	378,069
PepsiCo, Inc.
5.000%, 06/01/18 (b)	1,000,000	1,133,483

		5,881,545

Biotechnology—0.2%
Amgen, Inc.
5.700%, 02/01/19	850,000	976,294
6.150%, 06/01/18	1,650,000	1,934,301

		2,910,595

Building Materials—0.1%
CRH America, Inc.
6.000%, 09/30/16	900,000	1,013,315

Chemicals—0.4%
Dow Chemical Co. (The)
4.250%, 11/15/20	2,750,000	2,871,931
9.400%, 05/15/39	650,000	938,292

MSF-10

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Chemicals—(Continued)
E. I. du Pont de Nemours & Co.
5.600%, 12/15/36	1,000,000	$1,075,900
6.000%, 07/15/18	1,000,000	1,183,275
Potash Corp. of Saskatchewan, Inc.
4.875%, 03/30/20	970,000	1,058,207
Praxair, Inc.
4.375%, 03/31/14 (b)	810,000	825,294

		7,952,899

Computers—0.4%
Apple, Inc.
2.400%, 05/03/23	2,072,000	1,876,882
Hewlett-Packard Co.
5.500%, 03/01/18	1,950,000	2,176,708
International Business Machines Corp.
4.000%, 06/20/42	3,200,000	2,909,313
8.375%, 11/01/19	425,000	569,634

		7,532,537

Cosmetics/Personal Care—0.0%
Procter & Gamble Co. (The)
6.450%, 01/15/26	200,000	253,491

Diversified Financial Services—1.1%
Associates Corp. of North America
6.950%, 11/01/18 (b)	1,700,000	2,002,072
Bear Stearns Cos. LLC (The)
5.700%, 11/15/14	900,000	949,930
BlackRock, Inc.
3.500%, 12/10/14 (b)	1,500,000	1,553,822
General Electric Capital Corp.
5.300%, 02/11/21 (b)	1,915,000	2,080,164
5.400%, 02/15/17	2,000,000	2,247,792
5.875%, 01/14/38	2,050,000	2,239,170
6.750%, 03/15/32	1,250,000	1,491,226
7.500%, 08/21/35	100,000	127,971
HSBC Finance Corp.
5.000%, 06/30/15	1,800,000	1,915,411
5.500%, 01/19/16	900,000	982,667
Merrill Lynch & Co., Inc.
6.500%, 07/15/18 (b)	200,000	229,652
Nomura Holdings, Inc.
6.700%, 03/04/20	1,325,000	1,492,468
Toyota Motor Credit Corp.
0.875%, 07/17/15 (b)	3,950,000	3,969,605

		21,281,950

Electric—1.6%
Consolidated Edison Co. of New York, Inc.
5.850%, 04/01/18 (b)	855,000	999,199
Dominion Resources, Inc.
5.150%, 07/15/15	1,600,000	1,718,703
Duke Energy Carolinas LLC
5.300%, 02/15/40	2,000,000	2,157,731

Electric—(Continued)
Exelon Corp.
4.900%, 06/15/15	1,060,000	1,122,171
5.625%, 06/15/35	1,500,000	1,491,331
Florida Power & Light Co.
5.950%, 02/01/38	1,700,000	2,000,277
Georgia Power Co.
5.700%, 06/01/17 (b)	1,400,000	1,589,126
Hydro-Quebec
7.500%, 04/01/16	1,350,000	1,561,560
8.400%, 01/15/22	1,000,000	1,339,734
Northern States Power Co.
6.250%, 06/01/36 (b)	2,200,000	2,682,431
Ohio Power Co.
5.375%, 10/01/21 (b)	1,640,000	1,844,661
Oncor Electric Delivery Co. LLC
7.000%, 05/01/32	950,000	1,175,409
Pacific Gas & Electric Co.
5.400%, 01/15/40	3,320,000	3,438,131
PacifiCorp
2.950%, 02/01/22	2,800,000	2,745,440
Progress Energy, Inc.
5.625%, 01/15/16	1,900,000	2,082,181
PSEG Power LLC
8.625%, 04/15/31	1,000,000	1,352,773
Southern California Edison Co.
5.000%, 01/15/16	1,500,000	1,635,226

		30,936,084

Electronics—0.2%
Honeywell International, Inc.
5.000%, 02/15/19	2,000,000	2,267,053
Koninklijke Philips NV
5.750%, 03/11/18	900,000	1,034,975

		3,302,028

Environmental Control—0.1%
Waste Management, Inc.
7.000%, 07/15/28	1,265,000	1,585,199

Food—0.6%
ConAgra Foods, Inc.
5.819%, 06/15/17	1,000,000	1,122,759
General Mills, Inc.
5.650%, 02/15/19	1,700,000	1,968,514
Mondelez International, Inc.
4.125%, 02/09/16	2,200,000	2,350,299
5.375%, 02/10/20	1,800,000	2,032,598
Safeway, Inc.
7.250%, 02/01/31	813,000	823,246
Sysco Corp.
2.600%, 06/12/22 (b)	2,400,000	2,253,291
Unilever Capital Corp.
5.900%, 11/15/32	1,500,000	1,848,392

		12,399,099

MSF-11

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Forest Products & Paper—0.2%
Georgia-Pacific LLC
8.000%, 01/15/24	1,800,000	$2,314,451
International Paper Co.
7.950%, 06/15/18	820,000	1,015,540

		3,329,991

Gas—0.1%
Sempra Energy
6.150%, 06/15/18	900,000	1,048,418

Healthcare-Products—0.2%
Baxter International, Inc.
5.375%, 06/01/18 (b)	1,400,000	1,590,083
Medtronic, Inc.
3.000%, 03/15/15	2,300,000	2,377,272

		3,967,355

Healthcare-Services—0.4%
Aetna, Inc.
2.750%, 11/15/22 (b)	3,000,000	2,765,993
Laboratory Corp. of America Holdings
4.625%, 11/15/20 (b)	1,900,000	2,012,980
UnitedHealth Group, Inc.
5.375%, 03/15/16	1,700,000	1,876,660
WellPoint, Inc.
5.850%, 01/15/36	1,800,000	1,935,585

		8,591,218

Household Products/Wares—0.0%
Kimberly-Clark Corp.
6.125%, 08/01/17	500,000	583,989

Insurance—0.8%
ACE INA Holdings, Inc.
5.875%, 06/15/14	850,000	880,501
Allstate Corp. (The)
6.900%, 05/15/38 (b)	150,000	185,848
7.450%, 05/16/19	1,700,000	2,150,173
American International Group, Inc.
5.450%, 05/18/17	1,900,000	2,118,508
5.850%, 01/16/18	1,800,000	2,048,589
AXA S.A.
8.600%, 12/15/30 (b)	1,165,000	1,392,175
Berkshire Hathaway, Inc.
1.900%, 01/31/17 (b)	2,900,000	2,954,614
Chubb Corp. (The)
6.000%, 05/11/37	865,000	1,018,693
Hartford Financial Services Group, Inc.
6.100%, 10/01/41 (b)	780,000	890,395
Prudential Financial, Inc.
5.700%, 12/14/36	1,525,000	1,633,186

		15,272,682

Iron/Steel—0.1%
Vale Overseas, Ltd.
6.875%, 11/21/36	1,100,000	1,109,313

Machinery-Construction & Mining—0.1%
Caterpillar, Inc.
7.900%, 12/15/18	1,757,000	2,247,956

Machinery-Diversified—0.1%
Deere & Co.
2.600%, 06/08/22 (b)	1,950,000	1,837,965
6.950%, 04/25/14	850,000	881,296

		2,719,261

Media—1.2%
CBS Corp.
8.875%, 05/15/19	750,000	963,361
Comcast Corp.
4.650%, 07/15/42	3,670,000	3,490,484
5.650%, 06/15/35	1,500,000	1,666,127
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
5.000%, 03/01/21	2,600,000	2,678,120
Discovery Communications LLC
6.350%, 06/01/40	1,800,000	1,966,865
News America, Inc.
6.550%, 03/15/33	1,950,000	2,187,437
Thomson Reuters Corp.
6.500%, 07/15/18	800,000	941,174
Time Warner Cable, Inc.
5.000%, 02/01/20	1,900,000	1,918,549
5.850%, 05/01/17	1,800,000	1,954,506
6.550%, 05/01/37	100,000	92,445
Time Warner Entertainment Co. L.P.
8.375%, 03/15/23	380,000	436,451
Time Warner, Inc.
6.100%, 07/15/40	925,000	999,381
7.700%, 05/01/32	685,000	866,361
Viacom, Inc.
6.250%, 04/30/16	770,000	858,587
Walt Disney Co. (The)
2.750%, 08/16/21	1,930,000	1,880,694

		22,900,542

Mining—0.6%
Alcoa, Inc.
5.720%, 02/23/19 (b)	523,000	540,833
5.870%, 02/23/22	101,000	100,018
Barrick North America Finance LLC
4.400%, 05/30/21	3,125,000	2,899,575
Freeport-McMoRan Copper & Gold, Inc.
3.550%, 03/01/22	3,700,000	3,390,426
Newmont Mining Corp.
6.250%, 10/01/39 (b)	1,800,000	1,655,271

MSF-12

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Mining—(Continued)
Rio Tinto Alcan, Inc.
5.000%, 06/01/15	1,050,000	$1,115,512
6.125%, 12/15/33	1,751,000	1,970,583

		11,672,218

Miscellaneous Manufacturing—0.3%
General Electric Co.
5.250%, 12/06/17	1,800,000	2,049,741
Tyco Electronics Group S.A.
6.550%, 10/01/17	1,600,000	1,842,575
Tyco International, Ltd.
6.875%, 01/15/21 (b)	1,275,000	1,503,084

		5,395,400

Multi-National—1.4%
Asian Development Bank
5.500%, 06/27/16 (b)	3,850,000	4,359,232
European Bank for Reconstruction & Development
1.000%, 06/15/18 (b)	3,564,000	3,491,536
European Investment Bank
1.125%, 04/15/15 (b)	1,900,000	1,922,712
1.625%, 06/15/17 (b)	1,975,000	2,005,456
4.000%, 02/16/21 (b)	1,700,000	1,854,082
4.875%, 02/15/36	3,700,000	4,101,452
5.125%, 05/30/17 (b)	1,750,000	1,997,631
Inter-American Development Bank
2.375%, 08/15/17	2,000,000	2,096,066
6.800%, 10/15/25	500,000	656,297
7.000%, 06/15/25	200,000	267,926
International Bank for Reconstruction & Development
2.375%, 05/26/15 (b)	1,420,000	1,468,337
7.625%, 01/19/23	1,400,000	1,943,090
8.875%, 03/01/26	535,000	813,580

		26,977,397

Office/Business Equipment—0.2%
Xerox Corp.
6.350%, 05/15/18 (b)	2,550,000	2,923,152

Oil & Gas—1.7%
Anadarko Petroleum Corp.
6.375%, 09/15/17	2,445,000	2,845,795
Apache Finance Canada Corp.
7.750%, 12/15/29	300,000	376,558
Canadian Natural Resources, Ltd.
6.250%, 03/15/38	1,800,000	2,000,826
Chevron Corp.
3.191%, 06/24/23	3,025,000	2,951,282
ConocoPhillips Canada Funding Co. I
5.950%, 10/15/36	1,550,000	1,791,853
ConocoPhillips Holding Co.
6.950%, 04/15/29	700,000	888,328

Oil & Gas—(Continued)
Devon Energy Corp.
6.300%, 01/15/19 (b)	850,000	995,719
Marathon Oil Corp.
6.600%, 10/01/37 (b)	2,000,000	2,344,464
Petrobras International Finance Co.
2.875%, 02/06/15	2,900,000	2,942,188
6.125%, 10/06/16	600,000	655,903
Petroleos Mexicanos
4.875%, 03/15/15 (b)	2,700,000	2,828,250
Shell International Finance B.V.
4.300%, 09/22/19	1,000,000	1,101,075
Statoil ASA
6.700%, 01/15/18	300,000	355,087
Suncor Energy, Inc.
6.100%, 06/01/18 (b)	2,500,000	2,915,594
Total Capital International S.A.
2.700%, 01/25/23	3,000,000	2,799,568
Transocean, Inc.
6.375%, 12/15/21	2,035,000	2,251,831
XTO Energy, Inc.
6.500%, 12/15/18	1,600,000	1,972,926

		32,017,247

Oil & Gas Services—0.2%
Weatherford International, Ltd.
4.500%, 04/15/22 (b)	2,300,000	2,269,803
9.625%, 03/01/19	1,500,000	1,893,819

		4,163,622

Pharmaceuticals—0.9%
Abbott Laboratories
5.125%, 04/01/19	1,073,000	1,220,447
AstraZeneca plc
5.400%, 06/01/14	639,000	660,322
Bristol-Myers Squibb Co.
5.875%, 11/15/36	2,000,000	2,338,191
Eli Lilly & Co.
4.200%, 03/06/14	900,000	914,604
Express Scripts Holding Co.
6.125%, 11/15/41	1,520,000	1,721,336
GlaxoSmithKline Capital, Inc.
6.375%, 05/15/38	2,100,000	2,591,830
Johnson & Johnson
5.950%, 08/15/37	910,000	1,098,664
6.950%, 09/01/29 (b)	250,000	335,465
Merck & Co., Inc.
6.550%, 09/15/37	1,000,000	1,255,696
Merck Sharp & Dohme Corp.
5.950%, 12/01/28	300,000	357,756
Novartis Capital Corp.
4.400%, 04/24/20	900,000	985,890
Sanofi
4.000%, 03/29/21	2,775,000	2,937,433
Wyeth LLC
5.500%, 02/15/16	1,700,000	1,882,039

		18,299,673

MSF-13

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—0.7%
El Paso Natural Gas Co. LLC
8.375%, 06/15/32	220,000	$283,499
Energy Transfer Partners L.P.
4.650%, 06/01/21	1,950,000	2,000,721
Enterprise Products Operating LLC
6.300%, 09/15/17	1,900,000	2,206,068
Kinder Morgan Energy Partners L.P.
6.500%, 02/01/37	2,000,000	2,150,581
Plains All American Pipeline L.P./PAA Finance Corp.
6.500%, 05/01/18	2,485,000	2,931,751
Tennessee Gas Pipeline Co. LLC
7.000%, 10/15/28 (b)	1,050,000	1,271,608
7.625%, 04/01/37	640,000	816,089
TransCanada PipeLines, Ltd.
6.200%, 10/15/37	1,800,000	2,066,779

		13,727,096

Real Estate—0.0%
Regency Centers L.P.
5.250%, 08/01/15	850,000	906,190

Real Estate Investment Trusts—0.4%
AvalonBay Communities, Inc.
6.100%, 03/15/20	860,000	989,896
ERP Operating L.P.
5.750%, 06/15/17 (b)	900,000	1,012,401
HCP, Inc.
5.375%, 02/01/21	2,591,000	2,805,993
Kimco Realty Corp.
6.875%, 10/01/19	550,000	662,549
Simon Property Group L.P.
5.250%, 12/01/16	2,000,000	2,221,015

		7,691,854

Retail—0.7%
Costco Wholesale Corp.
5.500%, 03/15/17	465,000	528,415
Home Depot, Inc. (The)
4.400%, 04/01/21	1,450,000	1,574,735
5.400%, 03/01/16	900,000	996,017
Lowe’s Cos., Inc.
6.875%, 02/15/28	1,000,000	1,235,078
McDonald’s Corp.
5.350%, 03/01/18 (b)	885,000	1,020,242
Target Corp.
6.350%, 11/01/32	1,000,000	1,210,495
Wal-Mart Stores, Inc.
2.550%, 04/11/23	4,000,000	3,694,800
5.250%, 09/01/35	935,000	1,002,070
5.625%, 04/15/41	1,900,000	2,131,529
Walgreen Co.
5.250%, 01/15/19	900,000	1,015,209

		14,408,590

Security Description	Principal Amount*	Value

Semiconductors—0.1%
Intel Corp.
2.700%, 12/15/22	2,000,000	$1,849,832

Software—0.3%
Adobe Systems, Inc.
4.750%, 02/01/20	2,200,000	2,378,521
Microsoft Corp.
2.950%, 06/01/14	1,400,000	1,423,968
Oracle Corp.
5.250%, 01/15/16	2,000,000	2,197,814

		6,000,303

Telecommunications—1.8%
AT&T Mobility LLC
7.125%, 12/15/31	100,000	122,861
AT&T, Inc.
5.800%, 02/15/19	1,700,000	1,953,590
6.300%, 01/15/38	1,300,000	1,398,023
British Telecommunications plc
9.625%, 12/15/30	1,000,000	1,473,697
Cellco Partnership/Verizon Wireless Capital LLC
5.550%, 02/01/14	850,000	863,258
8.500%, 11/15/18	750,000	959,240
Cisco Systems, Inc.
5.500%, 01/15/40 (b)	2,000,000	2,201,056
Deutsche Telekom International Finance B.V.
5.750%, 03/23/16	460,000	508,023
8.750%, 06/15/30	1,000,000	1,379,026
Orange S.A.
2.750%, 09/14/16 (b)	2,857,000	2,943,411
Rogers Communications, Inc.
6.800%, 08/15/18	800,000	959,287
Telecom Italia Capital S.A.
5.250%, 10/01/15	2,725,000	2,849,898
Telefonica Emisiones S.A.U.
6.221%, 07/03/17	1,400,000	1,543,770
Verizon Communications, Inc.
4.600%, 04/01/21	2,400,000	2,537,428
5.150%, 09/15/23	3,510,000	3,761,969
6.100%, 04/15/18	1,600,000	1,852,385
6.550%, 09/15/43	3,304,000	3,730,008
Verizon New York, Inc.
7.375%, 04/01/32 (b)	500,000	574,925
Vodafone Group plc
6.150%, 02/27/37	2,170,000	2,366,110

		33,977,965

Transportation—0.3%
CSX Corp.
6.150%, 05/01/37	1,600,000	1,811,993
7.900%, 05/01/17	500,000	599,779
Norfolk Southern Corp.
3.000%, 04/01/22	1,911,000	1,830,647
5.590%, 05/17/25	28,000	31,500

MSF-14

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Transportation—(Continued)
Union Pacific Corp.
6.625%, 02/01/29	1,200,000	$1,454,611
United Parcel Service, Inc.
5.125%, 04/01/19 (b)	760,000	870,752

		6,599,282

Total Corporate Bonds & Notes (Cost $446,100,783)		456,311,165

Foreign Government—1.8%

Regional Government—0.5%
Province of British Columbia
2.000%, 10/23/22	1,970,000	1,802,237
Province of Nova Scotia
5.125%, 01/26/17	900,000	1,013,808
9.250%, 03/01/20	250,000	338,516
Province of Ontario
2.450%, 06/29/22	4,000,000	3,752,600
4.400%, 04/14/20 (b)	2,100,000	2,331,659
Province of Quebec
7.500%, 07/15/23	350,000	459,440

		9,698,260

Sovereign—1.3%
Brazilian Government International Bonds
6.000%, 01/17/17	3,755,000	4,220,620
7.125%, 01/20/37	1,650,000	1,959,375
Colombia Government International Bond
8.125%, 05/21/24	1,500,000	1,950,000
Italy Government International Bond
4.500%, 01/21/15	1,475,000	1,532,938
Mexico Government International Bonds
6.750%, 09/27/34	1,050,000	1,265,250
8.000%, 09/24/22 (b)	2,200,000	2,970,000
Panama Government International Bond
5.200%, 01/30/20 (b)	1,370,000	1,500,150
Peruvian Government International Bond
8.750%, 11/21/33	1,450,000	2,088,000
Philippine Government International Bond
5.000%, 01/13/37 (b)	1,740,000	1,892,250
Republic of Korea
7.125%, 04/16/19	1,600,000	1,981,641
Turkey Government International Bonds
6.250%, 09/26/22	1,607,000	1,719,490
7.375%, 02/05/25	1,473,000	1,664,490

		24,744,204

Total Foreign Government (Cost $34,549,388)		34,442,464

Mortgage-Backed Securities—1.7%
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—1.7%
Bear Stearns Commercial Mortgage Securities
5.540%, 09/11/41	1,000,000	1,095,080
5.694%, 06/11/50 (a)	1,500,000	1,690,221
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.393%, 07/15/44 (a)	2,000,000	2,140,621
Citigroup Commercial Mortgage Trust
4.733%, 10/15/41	1,000,000	1,024,434
5.431%, 10/15/49	1,500,000	1,652,065
5.605%, 04/15/40 (a)	910,005	923,780
5.951%, 03/15/49 (a)	1,800,000	1,970,572
Commercial Mortgage Pass-Through Certificates
5.993%, 12/10/49 (a)	2,400,000	2,734,080
Credit Suisse First Boston Mortgage Securities Corp.
4.691%, 10/15/39	324,576	332,243
GMAC Commercial Mortgage Securities, Inc.
4.697%, 05/10/43	1,500,000	1,564,508
Greenwich Capital Commercial Funding Corp.
5.317%, 06/10/36 (a)	712,195	718,955
GS Mortgage Securities Corp. II
3.377%, 05/10/45	2,750,000	2,746,575
4.751%, 07/10/39	2,000,000	2,092,320
JPMorgan Chase Commercial Mortgage Securities Trust
5.420%, 01/15/49	2,500,000	2,769,033
5.440%, 06/12/47	890,000	983,829
LB-UBS Commercial Mortgage Trust
5.156%, 02/15/31	2,500,000	2,689,106
Merrill Lynch Mortgage Trust
4.855%, 10/12/41 (a)	485,246	496,875
Morgan Stanley Capital I Trust
4.989%, 08/13/42	1,000,000	1,054,886
5.816%, 06/11/42 (a)	2,000,000	2,265,687
6.107%, 06/11/49 (a)	1,430,000	1,605,545

Total Mortgage-Backed Securities (Cost $30,915,135)		32,550,415

Municipals—0.6%
Los Angeles Community College District
6.750%, 08/01/49	2,210,000	2,732,621
Los Angeles Unified School District, Build America Bonds
6.758%, 07/01/34	2,160,000	2,651,378
Municipal Electric Authority of Georgia
6.637%, 04/01/57	2,000,000	2,068,300
State of California
7.300%, 10/01/39	2,000,000	2,516,940
State of Illinois
5.100%, 06/01/33	1,230,000	1,090,555

Total Municipals (Cost $9,906,837)		11,059,794

MSF-15

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Asset-Backed Securities—0.3%

Security Description	Principal Amount*/ Shares	Value

Asset-Backed - Automobile—0.2%
CarMax Auto Owner Trust
0.970%, 04/16/18	3,145,000	$3,149,984
Honda Auto Receivables Owner Trust
0.770%, 05/15/17	355,000	355,149

		3,505,133

Asset-Backed - Credit Card—0.1%
Citibank Credit Card Issuance Trust
4.850%, 03/10/17	2,500,000	2,653,804

Asset-Backed - Home Equity—0.0%
Centex Home Equity Loan Trust
4.250%, 12/25/31	57,535	57,661

Total Asset-Backed Securities (Cost $6,412,881)		6,216,598

Short-Term Investments—20.2%

Discount Notes—1.7%
Federal Home Loan Bank
0.020%, 12/20/13 (c)	6,200,000	6,199,724
0.020%, 01/13/14 (c)	4,100,000	4,099,763
0.046%, 02/21/14 (c)	4,000,000	3,999,285
0.086%, 12/18/13 (c)	3,000,000	2,999,448
Federal Home Loan Mortgage Corp.
0.025%, 12/17/13 (c)	9,100,000	9,099,513
0.117%, 10/28/13 (c)	6,400,000	6,399,448

		32,797,181

Mutual Fund—18.0%
State Street Navigator Securities Lending MET Portfolio (d)	349,047,308	349,047,308

Security Description	Principal Amount*	Value

U.S. Treasury—0.5%
U.S. Treasury Bills
0.013%, 10/10/13 (b) (c)	700,000	699,998
0.021%, 10/10/13 (b) (c)	5,600,000	5,599,971
0.041%, 10/10/13 (b) (c)	3,100,000	3,099,969
0.047%, 10/10/13 (b) (c)	300,000	299,997

		9,699,935

Total Short-Term Investments (Cost $391,544,424)		391,544,424

Total Investments—118.1% (Cost $2,232,338,698) (e)		2,286,643,462
Other assets and liabilities (net)—(18.1)%		(350,296,230)

Net Assets—100.0%		$1,936,347,232

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2013. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	All or a portion of the security was held on loan. As of September 30, 2013, the market value of securities loaned was $392,190,971 and the collateral received consisted of cash in the amount of $349,047,308 and non-cash collateral with a value of $55,017,354. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	The rate shown represents the discount rate at the time of purchase by the Portfolio.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	As of September 30, 2013, the aggregate cost of investments was $2,232,338,698. The aggregate unrealized appreciation and depreciation of investments were $83,587,354 and $(29,282,590), respectively, resulting in net unrealized appreciation of $54,304,764.
(ARM)—	Adjustable-Rate Mortgage

MSF-16

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,354,518,602	$—	$1,354,518,602
Total Corporate Bonds & Notes*	—	456,311,165	—	456,311,165
Total Foreign Government*	—	34,442,464	—	34,442,464
Total Mortgage-Backed Securities*	—	32,550,415	—	32,550,415
Total Municipals	—	11,059,794	—	11,059,794
Total Asset-Backed Securities*	—	6,216,598	—	6,216,598
Short-Term Investments
Discount Notes	—	32,797,181	—	32,797,181
Mutual Fund	349,047,308	—	—	349,047,308
U.S. Treasury	—	9,699,935	—	9,699,935
Total Short-Term Investments	349,047,308	42,497,116	—	391,544,424
Total Investments	$349,047,308	$1,937,596,154	$—	$2,286,643,462

Collateral for Securities Loaned (Liability)	$—	$(349,047,308)	$—	$(349,047,308)

*	See Schedule of Investments for additional detailed categorizations.

MSF-17

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

U.S. Treasury & Government Agencies—57.1% of Net Assets

Security Description	Principal Amount	Value

Agency Sponsored Mortgage-Backed—37.1%
Fannie Mae 15 Yr.
2.500%, TBA	$69,400,000	$69,790,375
3.000%, TBA	32,400,000	33,544,125
3.500%, TBA	15,700,000	16,565,952
4.500%, TBA	12,900,000	13,702,219
Fannie Mae 15 Yr. Pool
3.500%, 07/01/28	3,873,822	4,100,389
4.000%, 02/01/25	8,897,640	9,452,783
4.000%, 09/01/25	1,626,895	1,727,137
4.000%, 10/01/25	4,457,252	4,730,464
4.000%, 01/01/26	1,355,939	1,439,626
4.000%, 04/01/26	832,285	890,533
4.000%, 07/01/26	3,864,561	4,101,958
4.000%, 08/01/26	1,691,620	1,796,247
4.500%, 12/01/20	3,025,906	3,218,904
4.500%, 02/01/25	1,804,931	1,918,215
4.500%, 04/01/25	301,742	320,708
4.500%, 07/01/25	1,251,204	1,330,013
4.500%, 06/01/26	26,602,365	28,260,827
Fannie Mae 20 Yr. Pool 5.000%, 05/01/23	8,195	8,877
Fannie Mae 30 Yr.
3.000%, TBA	12,000,000	11,722,500
5.500%, TBA	5,000,000	5,442,190
6.000%, TBA	17,500,000	19,137,895
Fannie Mae 30 Yr. Pool
3.000%, 02/01/43	11,548,528	11,294,724
3.000%, 03/01/43	31,850,677	31,145,866
3.000%, 04/01/43	22,100,420	21,612,538
3.000%, 05/01/43	30,333,555	29,667,910
3.000%, 06/01/43	3,746,154	3,665,508
3.500%, 03/01/43	498,459	508,112
3.500%, 05/01/43	1,289,531	1,314,501
3.500%, 07/01/43	3,377,117	3,442,483
3.500%, 08/01/43	37,867,290	38,605,435
4.000%, 01/01/25	46,617	49,499
4.000%, 05/15/42	157,532	166,364
4.000%, 06/01/43	3,410,698	3,583,129
4.000%, 07/01/43	14,729,608	15,470,523
4.000%, 08/01/43	79,189,781	83,160,068
4.000%, 09/01/43	18,567,037	19,491,792
4.500%, 11/01/39	662,701	709,327
4.500%, 08/01/41	362,315	386,895
4.500%, 09/01/41	1,823,392	1,950,406
4.500%, 08/01/42	2,467,200	2,658,380
4.500%, 08/01/43	503,955	539,247
4.500%, 09/01/43	46,911,731	50,205,734
4.500%, 10/01/43	5,105,338	5,463,706
5.000%, 11/01/32	26,826	29,204
5.000%, 03/01/33	22,515	24,399
5.000%, 04/01/33	164,004	178,463
5.000%, 07/01/33	264,308	287,256
5.000%, 08/01/33	39,656	43,177
5.000%, 09/01/33	4,415,330	4,803,042
5.000%, 11/01/33	1,050,264	1,142,536
5.000%, 12/01/33	431,122	469,054

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.000%, 02/01/34	170,457	185,430
5.000%, 03/01/34	130,451	141,727
5.000%, 04/01/34	46,721	50,782
5.000%, 06/01/34	73,995	80,344
5.000%, 07/01/34	8,482,068	9,206,175
5.000%, 10/01/34	3,551,625	3,864,365
5.000%, 12/01/34	122,225	132,794
5.000%, 04/01/35	14,290	15,525
5.000%, 07/01/35	10,575,554	11,501,255
5.000%, 09/01/35	17,354	18,873
5.000%, 10/01/35	6,524,684	7,095,625
5.000%, 12/01/35	2,007,140	2,179,177
5.000%, 08/01/36	1,957,083	2,124,327
5.000%, 07/01/37	965,093	1,050,169
5.000%, 11/01/40	10,994,957	11,949,994
5.000%, 04/01/41	150,849	164,344
5.000%, 07/01/41	1,001,774	1,094,152
5.000%, 08/01/41	1,258,451	1,371,519
5.000%, 01/01/42	389,736	424,412
5.500%, 11/01/32	4,060,925	4,436,351
5.500%, 12/01/32	648,864	708,661
5.500%, 01/01/33	2,885,887	3,156,587
5.500%, 12/01/33	784,581	856,666
5.500%, 08/01/37	6,757,489	7,383,796
5.500%, 04/01/41	1,052,798	1,154,672
6.000%, 02/01/34	673,692	745,432
6.000%, 08/01/34	527,878	584,158
6.000%, 04/01/35	8,057,991	8,917,833
6.000%, 06/01/36	1,429,733	1,583,587
6.000%, 02/01/38	1,920,700	2,100,950
6.000%, 03/01/38	790,938	865,695
6.000%, 05/01/38	2,318,902	2,536,840
6.000%, 10/01/38	1,572,103	1,717,441
6.000%, 12/01/38	894,608	979,609
6.500%, 05/01/40	15,312,147	16,923,333
Fannie Mae ARM Pool
3.055%, 03/01/41 (a)	1,043,071	1,087,924
3.148%, 03/01/41 (a)	1,266,974	1,318,169
3.223%, 12/01/40 (a)	2,283,778	2,393,437
3.349%, 06/01/41 (a)	4,902,207	5,122,127
3.494%, 09/01/41 (a)	3,622,938	3,784,592
5.050%, 08/01/38 (a)	1,570,882	1,677,742
Fannie Mae REMICS (CMO) 5.000%, 04/25/35	413,513	445,845
FHLMC Multifamily Structured Pass-Through Certificates
1.025%, 09/25/22 (a) (b)	41,836,876	2,576,273
1.028%, 10/25/22 (a) (b)	52,695,689	3,315,191
1.560%, 12/25/18 (a) (b)	24,909,684	1,705,940
1.646%, 06/25/22 (a) (b)	16,713,477	1,669,242
1.875%, 08/25/16 (a) (b)	12,379,973	443,451
1.884%, 03/25/22 (a) (b)	12,187,683	1,365,983
1.914%, 05/25/19 (a) (b)	20,496,955	1,707,929
2.615%, 01/25/23	14,110,000	13,311,938
2.637%, 01/25/23	7,835,000	7,452,989

MSF-18

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
FHLMC Multifamily Structured Pass-Through Certificates
3.250%, 04/25/23 (a)	$5,745,000	$5,721,773
3.300%, 04/25/23	13,145,000	13,119,959
3.310%, 05/25/23 (a)	8,470,000	8,439,685
Freddie Mac 15 Yr.
2.500%, TBA	19,100,000	19,210,421
3.000%, TBA	11,100,000	11,472,891
Freddie Mac 30 Yr.
3.000%, TBA	19,700,000	19,170,562
3.500%, TBA	107,000,000	108,605,000
4.000%, TBA	46,900,000	48,916,829
4.500%, TBA	1,300,000	1,379,422
5.000%, TBA	29,100,000	31,324,254
5.500%, TBA	12,400,000	13,434,625
Freddie Mac 30 Yr. Gold Pool
3.000%, 03/01/43	4,714,957	4,593,233
4.500%, 10/01/41	33,393,073	35,521,565
4.500%, 09/01/43	3,500,000	3,730,446
Freddie Mac ARM Non-Gold Pool
3.033%, 02/01/41 (a)	2,021,296	2,111,587
Freddie Mac Multi-Family Mortgage Trust
3.563%, 08/25/45 (144A) (a)	4,535,000	4,370,434
3.655%, 10/25/45 (144A) (a)	3,440,000	3,094,246
3.740%, 04/25/45 (144A) (a)	3,990,000	3,695,538
4.162%, 11/25/44 (144A) (a)	769,500	728,932
Ginnie Mae
1.014%, 02/16/53 (a) (b)	28,096,642	2,090,587
Ginnie Mae 30 Yr.
3.000%, TBA	37,600,000	37,159,373
3.500%, TBA	58,500,000	60,346,412
4.000%, TBA	8,600,000	9,102,562
4.500%, TBA	17,300,000	18,570,469
5.000%, TBA	26,700,000	29,007,046
5.500%, TBA	12,500,000	13,685,547
Ginnie Mae I 15 Yr. Pool 7.500%, 12/15/14	13,945	14,216
Ginnie Mae I 30 Yr. Pool
3.500%, 02/15/42	498,311	514,154
3.500%, 04/15/42	697,554	719,724
3.500%, 05/15/42	597,703	616,712
3.500%, 08/15/42	956,289	986,195
3.500%, 11/15/42	697,622	719,483
3.500%, 12/15/42	1,993,234	2,055,585
3.500%, 01/15/43	797,110	822,134
3.500%, 02/15/43	1,295,787	1,336,627
3.500%, 03/15/43	697,396	719,403
3.500%, 04/15/43	2,491,729	2,570,575
3.500%, 05/15/43	4,757,864	4,908,682
3.500%, 06/15/43	1,196,038	1,233,987
3.500%, 07/15/43	3,981,042	4,107,496
4.000%, 12/15/41	184,433	194,820
4.000%, 09/15/42	21,237,334	22,478,569
5.000%, 12/15/38	1,087,236	1,185,513
5.000%, 07/15/39	2,711,156	2,947,342

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
5.000%, 12/15/40	3,728,484	4,064,773
5.500%, 04/15/33	77,411	85,442
6.500%, 04/15/33	56,237	63,039
8.000%, 11/15/29	6,520	6,667
8.500%, 01/15/17	4,862	4,971
8.500%, 03/15/17	1,276	1,281
8.500%, 05/15/17	627	630
8.500%, 11/15/21	3,103	3,118
8.500%, 05/15/22	1,405	1,502
9.000%, 10/15/16	1,824	1,833
Ginnie Mae II 30 Yr. Pool
4.000%, 11/20/40	15,784,934	16,756,999
4.000%, 02/20/41	10,649,065	11,319,890
4.500%, 05/20/41	36,227,506	39,197,525
4.500%, 06/20/41	3,513,991	3,802,084
4.500%, 07/20/41	2,171,050	2,349,044
4.500%, 02/15/42	36,879,227	39,924,587
5.000%, 10/20/33	2,462,216	2,712,251
5.000%, 10/20/39	1,105,744	1,210,790

		1,400,193,628

Federal Agencies—0.2%
Federal National Mortgage Association
5.125%, 01/02/14	7,095,000	7,186,412

U.S. Treasury—19.8%
U.S. Treasury Bonds
2.750%, 08/15/42	11,015,000	9,130,400
2.750%, 11/15/42	465,000	384,860
3.625%, 08/15/43	71,740,000	70,910,542
U.S. Treasury Inflation Protected Bonds (TIPS)
0.750%, 02/15/42	14,354,035	12,285,030
U.S. Treasury Inflation Protected Notes (TIPS)
0.125%, 01/15/23	47,892,900	46,590,788
0.375%, 07/15/23	99,854,045	99,339,197
U.S. Treasury Notes
0.250%, 05/31/15	29,515,000	29,509,245
0.250%, 09/30/15	6,340,000	6,330,591
0.375%, 08/31/15	12,180,000	12,194,275
0.875%, 09/15/16	61,170,000	61,619,233
1.000%, 11/30/19 (c)	130,390,000	124,369,633
1.375%, 09/30/18	44,465,000	44,433,741
1.500%, 08/31/18	46,515,000	46,823,906
1.625%, 11/15/22	6,432,200	5,955,310
2.125%, 08/31/20	50,325,000	50,769,269
2.500%, 08/15/23	128,789,000	127,481,019

		748,127,039

Total U.S. Treasury & Government Agencies (Identified Cost $2,147,085,446)		2,155,507,079

MSF-19

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—21.1%

Security Description	Principal Amount	Value

Auto Manufacturers—0.1%
General Motors Co.
4.875%, 10/02/23 (144A)	$2,350,000	$2,297,125
6.250%, 10/02/43 (144A)	1,410,000	1,388,850
Jaguar Land Rover Automatic plc 8.250%, 03/15/20 (GBP)	220,000	395,870

		4,081,845

Auto Parts & Equipment—0.0%
Servus Luxembourg Holding SCA
7.750%, 06/15/18 (EUR)	115,000	157,943

Banks—2.5%
ABN Amro Bank NV
6.375%, 04/27/21 (EUR)	880,000	1,325,260
Bank of America Corp.
3.300%, 01/11/23	16,510,000	15,465,908
4.100%, 07/24/23	13,875,000	13,788,767
Caixa Economica Federal
2.375%, 11/06/17 (144A)	4,670,000	4,366,450
Citigroup, Inc.
3.375%, 03/01/23 (d)	3,790,000	3,606,443
4.450%, 01/10/17	2,290,000	2,479,539
Commerzbank AG
6.375%, 03/22/19 (EUR)	2,300,000	3,283,843
Discover Bank
7.000%, 04/15/20	1,678,000	1,976,786
Fifth Third Capital Trust IV
6.500%, 04/15/67 (a)	3,870,000	3,850,650
Goldman Sachs Group, Inc.
3.625%, 01/22/23 (d)	10,630,000	10,165,022
5.750%, 01/24/22	2,466,000	2,733,914
HSBC Bank Brasil S.A.
4.000%, 05/11/16 (144A) (a)	13,340,000	13,700,180
JPMorgan Chase & Co.
3.200%, 01/25/23	4,765,000	4,457,743
3.250%, 09/23/22	3,110,000	2,933,952
5.150%, 12/31/49 (a) (d)	2,829,000	2,475,375
Morgan Stanley
3.800%, 04/29/16	2,730,000	2,873,393
Sberbank of Russia
6.125%, 02/07/22	3,902,000	4,087,345
State Street Capital Trust IV
1.254%, 06/01/77 (a)	420,000	327,600

		93,898,170

Beverages—0.0%
PepsiCo, Inc. 3.600%, 08/13/42	1,100,000	914,131

Biotechnology—0.2%
Life Technologies Corp.
6.000%, 03/01/20	5,550,000	6,249,761

Building Products—0.0%
Buzzi Unicem S.p.A.
6.250%, 09/28/18 (EUR)	140,000	202,515

Chemicals—0.5%
LYB International Finance BV
4.000%, 07/15/23 (d)	2,026,000	2,008,544
5.250%, 07/15/43	46,000	45,235
LyondellBasell Industries NV
5.000%, 04/15/19 (d)	16,402,000	18,054,436
Rain CII Carbon, LLC
8.500%, 01/15/21 (EUR)	260,000	349,982

		20,458,197

Coal—0.1%
CONSOL Energy, Inc.
8.250%, 04/01/20 (d)	743,000	796,867
Peabody Energy Corp.
6.000%, 11/15/18 (d)	497,000	495,758
6.250%, 11/15/21 (d)	2,913,000	2,825,610

		4,118,235

Commercial Services—0.3%
EC Finance plc
9.750%, 08/01/17 (EUR)	247,000	363,392
La Financiere Atalian S.A.
7.250%, 01/15/20 (EUR)	230,000	311,155
TMF Group Holding BV
9.875%, 12/01/19 (EUR)	250,000	356,490
United Rentals N.A., Inc.
7.625%, 04/15/22	8,490,000	9,232,875
Verisure Holding AB
8.750%, 12/01/18 (EUR)	230,000	330,603

		10,594,515

Computers—0.2%
International Business Machines Corp.
3.375%, 08/01/23	8,635,000	8,519,274

Construction & Engineering—0.1%
Algeco Scotsman Global Finance plc
9.000%, 10/15/18 (EUR)	230,000	329,825
Odebrecht Offshore Drilling Finance, Ltd.
6.750%, 10/01/22 (144A) (d)	3,273,000	3,354,825

		3,684,650

Containers & Packaging—0.1%
Ardagh Glass Finance plc
8.750%, 02/01/20 (EUR)	133,000	182,660
Ardagh Packaging Finance plc
9.250%, 10/15/20 (EUR)	109,000	153,740
Rock Tenn Co.
4.000%, 03/01/23	1,791,000	1,735,251

		2,071,651

MSF-20

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount	Value

Diversified Financial Services—0.7%
Discover Financial Services
3.850%, 11/21/22	$2,178,000	$2,077,991
Eco-Bat Finance plc
7.750%, 02/15/17 (EUR)	230,000	320,490
Ford Motor Credit Co., LLC
4.375%, 08/06/23 (d)	1,902,000	1,903,075
5.000%, 05/15/18	11,145,000	12,209,916
Lehman Brothers Holdings, Inc.
6.750%, 12/28/17 (e)	4,775,000	477
Novus USA Trust 2013-1
1.562%, 02/28/14 (144A) (a)	8,330,000	8,317,505

		24,829,454

Electric—1.5%
Cleveland Electric Illuminating Co.
5.950%, 12/15/36	2,527,000	2,580,626
8.875%, 11/15/18	1,390,000	1,783,009
Dominion Resources, Inc.
1.950%, 08/15/16	6,100,000	6,224,373
Duke Energy Carolinas, LLC
4.250%, 12/15/41	3,680,000	3,465,294
Energy Future Intermediate Holding Co., LLC
10.000%, 12/01/20	18,170,000	19,146,638
Florida Power Corp.
6.400%, 06/15/38	1,300,000	1,583,449
Georgia Power Co.
3.000%, 04/15/16	5,930,000	6,184,361
Jersey Central Power & Light Co.
7.350%, 02/01/19	2,335,000	2,801,045
MidAmerican Energy Holdings Co.
6.500%, 09/15/37	4,650,000	5,492,394
PacifiCorp. 4.100%, 02/01/42 (d)	2,700,000	2,470,557
The Southern Co. 1.950%, 09/01/16	2,603,000	2,653,131
Trans-Allegheny Interstate Line Co. 4.000%, 01/15/15 (144A)	1,525,000	1,574,742

		55,959,619

Electronics—0.1%
Rexel S.A. 5.125%, 06/15/20 (EUR)	2,047,000	2,842,671
Trionista Holdco GmbH 5.000%, 04/30/20 (EUR)	306,000	418,443
Trionista TopCo GmbH 6.875%, 04/30/21 (EUR)	131,000	181,282

		3,442,396

Food—0.0%
Bakkavor Finance 2 plc
8.250%, 02/15/18 (GBP)	220,000	373,966
8.750%, 06/15/20 (GBP)	180,000	308,886

		682,852

Healthcare Products—0.2%
Boston Scientific Corp. 2.650%, 10/01/18	1,376,000	1,376,601
Edwards Lifesciences, Corp. 2.875%, 10/15/18	6,676,000	6,649,717
IDH Finance plc
6.000%, 12/01/18 (GBP)	209,000	339,619
6.000%, 12/01/18 (GBP) (144A)	100,000	162,497
Ontex IV S.A. 9.000%, 04/15/19 (EUR)	240,000	343,354

		8,871,788

Healthcare Services—0.7%
Coventry Health Care, Inc. 5.450%, 06/15/21	4,598,000	5,107,472
HCA, Inc. 7.250%, 09/15/20 (d)	8,300,000	9,026,250
Priory Group No. 3 plc 7.000%, 02/15/18 (GBP)	270,000	449,123
Tenet Healthcare Corp. 6.250%, 11/01/18 (d)	4,710,000	5,027,925
UnitedHealth Group, Inc. 3.375%, 11/15/21	1,560,000	1,555,325
WellPoint, Inc.
1.875%, 01/15/18 (d)	5,170,000	5,124,706
2.300%, 07/15/18	345,000	345,159

		26,635,960

Household Products—0.4%
DFS Furniture Holdings plc 7.625%, 08/15/18 (GBP)	215,000	368,077
Magnolia BC S.A. 9.000%, 08/01/20 (EUR)	100,000	138,978
Reynolds Group Issuer, Inc.
6.875%, 02/15/21 (a)	8,495,000	9,068,413
7.875%, 08/15/19	5,195,000	5,714,500

		15,289,968

Insurance—2.0%
American International Group, Inc.
3.375%, 08/15/20	6,820,000	6,824,153
3.800%, 03/22/17	9,900,000	10,528,759
4.125%, 02/15/24	3,964,000	3,966,731
4.875%, 06/01/22 (d)	6,443,000	6,911,799
5.450%, 05/18/17	3,540,000	3,957,069
8.175%, 05/15/68 (a) (d)	3,600,000	4,213,800
AXA S.A. 5.250%, 04/16/40 (EUR) (a)	4,150,000	5,908,543
Manulife Financial Corp. 3.400%, 09/17/15	1,510,000	1,573,277
Muenchener Rueckversicherungs AG 6.000%, 05/26/41 (EUR) (a)	3,100,000	4,788,355
Prudential Financial, Inc.
4.500%, 11/15/20 (d)	2,500,000	2,685,992
4.750%, 09/17/15	4,010,000	4,302,529

MSF-21

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount	Value

Insurance—(Continued)
Prudential Financial, Inc.
5.375%, 06/21/20	$3,000,000	$3,384,210
5.875%, 09/15/42 (d)	2,943,000	2,884,140
7.375%, 06/15/19	3,860,000	4,779,680
XL Group plc 6.500%, 12/29/49 (a) (d)	7,400,000	7,085,500

		73,794,537

Internet—0.0%
Cerved Technologies S.p.A. 6.375%, 01/15/20 (EUR)	231,000	318,977
Cerved Technologies S.p.A. 8.000%, 01/15/21 (EUR)	230,000	322,046

		641,023

Leisure Time—0.0%
Cirsa Funding Luxembourg S.A. 8.750%, 05/15/18 (EUR)	268,000	375,254
Gala Group Finance plc 8.875%, 09/01/18 (GBP)	210,000	368,057

		743,311

Lodging—0.2%
Paris Las Vegas Holding, LLC
8.000%, 10/01/20 (144A)	3,981,000	3,981,000
11.000%, 10/01/21 (144A)	4,403,000	4,403,000

		8,384,000

Media—2.1%
CBS Corp.
4.625%, 05/15/18	1,525,000	1,669,642
5.750%, 04/15/20	770,000	860,041
8.875%, 05/15/19	2,705,000	3,457,912
Comcast Cable Communications, LLC 8.500%, 05/01/27	2,400,000	3,267,444
Comcast Corp.
4.650%, 07/15/42	9,912,000	9,425,648
5.875%, 02/15/18	2,684,000	3,131,476
COX Communications, Inc.
2.950%, 06/30/23 (144A) (d)	3,939,000	3,399,928
4.700%, 12/15/42	2,559,000	2,072,496
8.375%, 03/01/39 (144A)	9,635,000	11,428,652
DIRECTV Holding, LLC 3.800%, 03/15/22	4,125,000	3,850,065
NBCUniversal Enterprise, Inc. 5.250%, 12/31/49 (144A)	4,100,000	4,059,000
NBCUniversal Media, LLC
4.375%, 04/01/21	1,990,000	2,142,344
4.450%, 01/15/43	3,594,000	3,321,661
5.150%, 04/30/20	21,753,000	24,667,119
Odeon & UCI Finco plc 9.000%, 08/01/18 (GBP)	209,000	340,042

Media—(Continued)
Unitymedia KabelBW GmbH 9.500%, 03/15/21 (EUR)	270,000	415,502

		77,508,972

Mining—0.4%
BHP Billiton Finance USA, Ltd.
3.850%, 09/30/23	5,849,000	5,893,838
5.000%, 09/30/43	2,296,000	2,338,451
Novelis, Inc. 8.750%, 12/15/20 (d)	7,985,000	8,763,538

		16,995,827

Miscellaneous Manufacturing—0.0%
GCL Holdings SCA 9.375%, 04/15/18 (EUR)	220,000	319,949

Oil & Gas—3.2%
Apache Corp. 4.250%, 01/15/44	2,555,000	2,235,203
BP Capital Market plc 2.750%, 05/10/23	5,810,000	5,306,476
Laredo Petroleum, Inc. 7.375%, 05/01/22 (d)	3,500,000	3,710,000
Linn Energy, LLC 6.750%, 11/01/19 (a) (d)	4,115,000	3,878,387
MEG Energy Corp. 6.500%, 03/15/21 (144A) (d)	8,548,000	8,612,110
Murphy Oil Corp.
2.500%, 12/01/17	6,472,000	6,423,874
3.700%, 12/01/22 (d)	3,406,000	3,174,607
4.000%, 06/01/22	1,436,000	1,373,241
Nexen, Inc.
5.875%, 03/10/35	280,000	289,816
7.500%, 07/30/39	2,830,000	3,473,214
Noble Energy, Inc.
4.150%, 12/15/21 (d)	3,040,000	3,164,865
6.000%, 03/01/41	3,290,000	3,702,326
8.250%, 03/01/19	3,001,000	3,750,137
Noble Holding International, Ltd.
3.950%, 03/15/22	1,260,000	1,215,383
5.250%, 03/15/42 (d)	5,015,000	4,566,754
Novatek OAO 4.422%, 12/13/22 (144A)	3,265,000	2,995,638
Petrobras International Finance Co. 3.875%, 01/27/16	8,145,000	8,403,921
Range Resources Corp. 5.750%, 06/01/21 (d)	1,060,000	1,113,000
Shell International Finance BV 4.550%, 08/12/43	5,885,000	5,797,761
Sibur Securities, Ltd. 3.914%, 01/31/18 (144A) (d)	1,970,000	1,871,500
Total Capital International S.A. 3.700%, 01/15/24	11,880,000	11,933,211
Transocean, Inc.
2.500%, 10/15/17 (d)	9,875,000	9,901,504

MSF-22

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount	Value

Oil & Gas—(Continued)
Transocean, Inc. 5.050%, 12/15/16	$5,690,000	$6,235,603
6.000%, 03/15/18 (d)	11,988,000	13,507,671
6.500%, 11/15/20	4,265,000	4,760,789

		121,396,991

Paper & Forest Products—0.4%
International Paper Co. 4.750%, 02/15/22 (d)	15,469,000	16,291,270

Pharmaceuticals—0.1%
Teva Pharmaceutical Finance Co. BV 3.650%, 11/10/21	2,000,000	1,985,082

Pipelines—1.0%
Energy Transfer Partners, L.P.
3.600%, 02/01/23	7,720,000	7,191,072
4.150%, 10/01/20 (d)	6,905,000	7,096,372
Enterprise Products Operating, LLC 4.450%, 02/15/43	2,945,000	2,605,300
Western Gas Partners, L.P.
4.000%, 07/01/22	3,048,000	2,958,121
5.375%, 06/01/21	4,913,000	5,254,252
Williams Cos., Inc.
3.700%, 01/15/23	9,335,000	8,430,784
7.875%, 09/01/21	2,186,000	2,606,982

		36,142,883

Real Estate—0.1%
Realogy Corp. 7.875%, 02/15/19 (d)	4,118,000	4,498,915

Real Estate Investment Trusts—0.1%
Ventas Realty, L.P. 2.700%, 04/01/20	1,454,000	1,385,770
Vornado Realty, L.P. 5.000%, 01/15/22	2,270,000	2,380,054

		3,765,824

Retail—0.2%
Enterprise Inns plc 6.500%, 12/06/18 (GBP)	296,000	491,174
House of Fraser Funding plc 8.875%, 08/15/18 (GBP)	278,000	480,253
QVC, Inc. 7.500%, 10/01/19 (144A)	4,045,000	4,352,934
The Unique Pub Finance Co. plc 5.659%, 06/30/27 (GBP)	198,424	307,577
Wal-Mart Stores, Inc. 4.000%, 04/11/43	3,337,000	2,974,899

		8,606,837

Software—0.2%
First Data Corp. 7.375%, 06/15/19 (144A)	1,245,000	1,310,362
Oracle Corp.
2.500%, 10/15/22	5,810,000	5,355,966
3.625%, 07/15/23	302,000	301,194

		6,967,522

Telecommunications—3.2%
America Movil S.A.B. de C.V. 2.375%, 09/08/16	7,975,000	8,108,980
CC Holdings GS V, LLC 3.849%, 04/15/23	4,386,000	3,954,992
Crown Castle Towers, LLC 6.113%, 01/15/40 (144A)	5,935,000	6,712,859
Intelsat Jackson Holdings S.A. 7.250%, 04/01/19	4,886,000	5,228,020
Level 3 Financing, Inc. 8.125%, 07/01/19	5,270,000	5,638,900
Lynx I Corp. 6.000%, 04/15/21 (GBP)	240,000	394,364
MetroPCS Wireless, Inc. 7.875%, 09/01/18 (d)	270,000	291,938
Phones4u Finance plc 9.500%, 04/01/18 (GBP)	190,000	327,585
SBA Tower Trust 5.101%, 04/15/42 (144A)	649,000	700,558
Sprint Corp. 7.875%, 09/15/23 (144A)	3,535,000	3,605,700
Sprint Nextel Corp. 9.000%, 11/15/18 (144A)	10,180,000	11,936,050
Telenet Finance V Luxembourg SCA 6.750%, 08/15/24 (EUR)	320,000	441,570
Verizon Communications, Inc.
2.450%, 11/01/22 (d)	3,370,000	2,988,115
3.650%, 09/14/18 (d)	20,055,000	21,131,813
3.850%, 11/01/42 (d)	19,771,000	15,612,170
5.150%, 09/15/23	14,519,000	15,561,261
6.550%, 09/15/43	16,567,000	18,703,099

		121,337,974

Transportation—0.2%
Burlington Northern Santa Fe, LLC 3.000%, 03/15/23	6,925,000	6,516,300
Gategroup Finance Luxembourg S.A. 6.750%, 03/01/19 (EUR)	230,000	319,725

		6,836,025

Total Corporate Bonds & Notes (Identified Cost $797,304,262)		796,879,866

Asset-Backed Securities—19.2%

Asset Backed - Automobile—6.4%
AmeriCredit Automobile Receivables Trust 1.660%, 09/10/18	1,400,000	1,402,594

MSF-23

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount	Value

Asset Backed - Automobile—(Continued)
AmeriCredit Automobile Receivables Trust 2.290%, 11/08/18 (a)	$2,687,000	$2,669,062
2.420%, 05/08/18	3,450,000	3,501,667
2.640%, 10/10/17	3,470,000	3,542,179
2.720%, 09/09/19	860,000	869,780
3.310%, 10/08/19	2,010,000	2,016,736
3.440%, 10/08/17 (a)	5,300,000	5,501,559
AUTO ABS 2012-2 Srl 2.800%, 04/27/25 (EUR)	5,197,099	7,092,298
Capital Auto Receivables Asset Trust 1.740%, 10/22/18	6,080,000	5,982,617
Chesapeake Funding, LLC
1.782%, 11/07/23 (144A) (a)	3,230,000	3,244,722
2.182%, 11/07/23 (144A) (a)	2,075,000	2,084,423
Credit Acceptance Auto Loan Trust
1.210%, 10/15/20 (144A)	2,740,000	2,739,214
1.520%, 03/16/20 (144A) (a)	4,950,000	4,964,815
1.830%, 04/15/21 (144A)	2,350,000	2,331,242
2.200%, 09/16/19 (144A)	10,500,000	10,597,818
DT Auto Owner Trust
1.850%, 04/17/17 (144A) (a)	620,000	620,918
2.260%, 10/16/17 (144A) (a)	2,612,722	2,615,703
2.720%, 04/17/17 (144A) (a)	200,000	201,584
DT Auto Owner Trust
3.380%, 10/16/17 (144A) (a)	1,920,000	1,929,875
4.030%, 02/15/17 (144A)	2,355,000	2,362,969
4.940%, 07/16/18 (144A)	4,500,000	4,583,232
Ford Credit Floorplan Master Owner Trust
1.390%, 09/15/16	2,525,000	2,534,378
1.682%, 01/15/16 (a)	4,765,000	4,778,547
2.090%, 09/15/16	4,405,000	4,430,804
2.282%, 01/15/16 (a)	4,460,000	4,475,873
2.860%, 01/15/19	1,125,000	1,156,720
3.510%, 01/15/19 (a)	1,980,000	2,047,562
Hyundai Auto Receivables Trust 2.610%, 05/15/18	5,570,000	5,669,709
Prestige Auto Receivables Trust
1.090%, 02/15/18 (144A)	8,780,811	8,793,754
1.330%, 05/15/19 (144A)	6,000,000	5,971,866
5.180%, 07/16/18 (144A)	3,900,000	4,039,511
Santander Drive Auto Receivables Trust 0.800%, 10/17/16 (144A)	2,960,000	2,957,158
1.190%, 05/15/18	8,640,000	8,530,013
1.210%, 10/16/17 (144A) (a)	10,680,000	10,653,556
1.330%, 05/15/17	4,230,000	4,236,865
1.480%, 05/15/17 (144A)	963,523	965,928
1.560%, 08/15/18	4,885,000	4,926,347
1.780%, 11/15/18 (144A) (a)	19,900,000	19,473,921
1.890%, 10/15/19 (144A)	6,435,000	6,433,501
1.940%, 12/15/16 (a)	7,860,000	7,947,301
1.940%, 03/15/18 (a)	2,915,000	2,893,907
2.700%, 08/15/18	2,330,000	2,344,674
2.720%, 05/16/16 (a)	2,410,000	2,447,502
3.120%, 10/15/19 (144A)	2,490,000	2,492,718
3.200%, 02/15/18 (a)	16,830,000	17,309,520
3.250%, 01/15/20	4,140,000	4,204,476

Asset Backed - Automobile—(Continued)
Santander Drive Auto Receivables Trust 3.270%, 04/16/18 (a)	10,710,000	10,993,226
3.480%, 12/15/17 (a)	2,600,000	2,651,067
3.780%, 11/15/17 (a)	3,250,000	3,322,949
3.780%, 10/15/19 (144A)	1,625,000	1,628,298
4.670%, 01/15/20 (144A)	9,110,000	9,105,727

		240,272,385

Asset Backed - Credit Card—0.8%
CHLUPA Trust 3.326%, 08/15/20 (144A)	8,281,187	8,281,086
World Financial Network Credit Card Master Trust 2.150%, 04/17/23 (a)	13,085,000	12,760,243
World Financial Network Credit Card Master Trust 2.230%, 08/15/22	10,290,000	10,219,411

		31,260,740

Asset Backed - Home Equity—0.1%
GSAA Trust 0.459%, 10/25/35 (a)	5,349,588	4,820,118
Option One Mortgage Loan Trust 1.304%, 11/25/32 (a)	204,571	188,175

		5,008,293

Asset Backed - Other—7.3%
321 Henderson Receivables I, LLC
3.820%, 12/15/48 (144A)	2,450,799	2,567,371
4.070%, 01/15/48 (144A)	673,883	715,275
5.560%, 07/15/59 (144A)	11,783,386	13,398,852
Anchorage Capital CLO, Ltd. 1.466%, 07/13/25 (a)	8,780,000	8,725,933
Battalion CLO, Ltd. 1.689%, 10/22/25 (144A) (a)	5,205,000	5,191,988
Benefit Street Partners CLO, Ltd. 1.472%, 07/15/24 (144A) (a)	2,240,000	2,238,304
Carlyle Global Market Strategies 1.656%, 01/20/25 (144A) (a)	16,220,000	16,238,929
Cavalry CLO II 2.268%, 01/17/24 (144A) (a)	8,510,000	8,491,584
Chase Funding Mortgage Loan Asset-Backed Certificates 5.833%, 04/25/32 (a)	1,006,217	1,028,366
CT CDO IV, Ltd. 0.490%, 10/20/43 (144A) (a)	4,485,438	4,175,270
First Franklin Mortgage Loan Asset Backed Certificates 0.389%, 12/25/36 (a)	15,369,793	7,816,646
GoldenTree Loan Opportunities VII, Ltd. 1.414%, 04/25/25 (144A) (a)	6,620,000	6,604,410
GT Loan Financing I, Ltd. 1.472%, 10/28/24 (144A) (a)	5,670,000	5,638,248

MSF-24

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount	Value

Asset Backed - Other—(Continued)
HLSS Servicer Advance Receivables Backed Notes
1.183%, 08/15/44 (144A)	$8,215,000	$8,210,071
1.247%, 01/15/44 (144A)	6,660,000	6,656,004
1.287%, 09/15/44 (144A) (a)	6,230,000	6,230,000
1.340%, 10/15/43 (144A)	1,825,000	1,825,548
1.495%, 01/16/46 (144A)	13,660,000	13,613,556
1.495%, 05/16/44 (144A)	1,175,000	1,167,245
1.793%, 05/15/46 (144A)	17,550,000	17,270,955
1.979%, 08/15/46 (144A)	3,155,000	3,166,989
1.990%, 10/15/45 (144A)	3,745,000	3,761,478
2.480%, 10/15/45 (144A)	3,840,000	3,879,552
ING Investment Management Co. 1.798%, 10/15/22 (144A) (a)	3,395,000	3,402,683
KKR CLO Trust 1.423%, 07/15/25 (144A) (a)	4,895,000	4,845,037
Knollwood CDO, Ltd. 3.471%, 01/10/39 (144A) (a)	727,981	7
Merrill Lynch First Franklin Mortgage Loan Trust 0.419%, 05/25/37 (a)	15,574,879	9,181,609
Nationstar Mortgage Advance Receivable Trust
1.080%, 06/20/44 (144A)	9,870,000	9,866,318
1.679%, 06/20/46 (144A)	14,045,000	14,024,909
Northwoods Capital Corp.
1.686%, 01/18/24 (144A) (a)	5,070,000	5,073,285
2.516%, 01/18/24 (144A) (a)	4,820,000	4,844,939
Octagon Investment Partners XVI , Ltd. 1.392%, 07/17/25 (144A) (a)	5,600,000	5,563,550
OHA Loan Funding, Ltd. 1.680%, 08/23/24 (144A) (a)	5,670,000	5,641,650
OZLM Funding, Ltd.
1.467%, 07/22/25 (144A) (a)	9,625,000	9,538,895
1.746%, 10/30/23 (144A) (a)	8,930,000	8,988,125
PFS Financing Corp.
1.282%, 02/15/18 (144A) (a)	4,230,000	4,210,305
1.382%, 02/15/16 (144A) (a)	6,350,000	6,360,636
SpringCastle America Funding, LLC 3.750%, 04/03/21 (144A)	17,502,729	17,346,316
Vibrant CLO, Ltd.
1.748%, 07/17/24 (144A) (a)	16,240,000	16,261,063
2.560%, 07/17/24 (144A) (a)	3,060,000	3,081,674

		276,843,575

Asset Backed - Student Loan—4.6%
Nelnet Student Loan Trust
0.372%, 08/23/27 (a)	1,190,000	1,157,831
2.156%, 11/25/24 (a)	6,095,000	6,408,185
Scholar Funding Trust
0.836%, 01/30/45 (144A) (a)	17,974,956	17,816,102
1.164%, 10/28/43 (144A) (a)	1,920,152	1,909,641
SLC Private Student Loan Trust 0.438%, 07/15/36 (a)	10,195,000	9,906,604
SLM Private Credit Student Loan Trust
0.434%, 03/15/23 (a)	10,333,121	10,097,433
0.724%, 09/15/33 (a)	677,834	613,440

Asset Backed - Student Loan—(Continued)
SLM Private Education Loan Trust
0.832%, 07/15/22 (144A) (a)	$3,001,459	$2,988,328
1.284%, 08/15/23 (144A) (a)	2,209,364	2,218,647
SLM Student Loan Trust
0.454%, 06/15/21 (a)	6,621,437	6,509,045
0.544%, 12/15/25 (144A) (a)	9,185,000	9,170,258
1.030%, 02/15/22 (144A) (a)	9,520,000	9,520,095
1.582%, 08/15/25 (144A) (a)	2,954,010	2,976,851
1.680%, 10/15/31 (144A) (a)	3,740,000	3,740,037
1.770%, 05/17/27 (144A)	3,985,000	3,895,043
1.850%, 06/17/30 (144A)	17,375,000	16,796,308
1.966%, 07/25/23 (a)	7,300,000	7,629,106
2.090%, 06/15/45 (144A)	4,455,000	4,402,155
2.940%, 10/15/31 (144A)	7,000,000	6,998,314
2.950%, 02/15/46 (144A)	16,045,000	16,523,847
3.330%, 10/15/46 (144A) (a)	12,475,000	12,951,108
3.480%, 10/15/30 (144A)	870,000	911,815
3.740%, 02/15/29 (144A)	1,685,000	1,768,057
3.830%, 01/17/45 (144A)	8,460,000	8,833,365
4.540%, 10/17/44 (144A)	5,040,000	5,501,528

		171,243,143

Total Asset-Backed Securities (Identified Cost $718,737,747)		724,628,136

Mortgage-Backed Securities—13.2%

Collateralized-Mortgage Obligation—1.3%
Banc of America Alternative Loan Trust
5.500%, 10/25/35	3,547,242	3,235,826
Countrywide Alternative Loan Trust
0.370%, 03/20/47 (a)	3,561,403	2,458,536
5.500%, 11/25/35	2,588,600	2,230,007
5.500%, 04/25/37	1,943,466	1,436,783
6.500%, 09/25/37	13,879,392	10,703,066
Countrywide Home Loan Mortgage Pass-Through Trust
0.379%, 04/25/46 (a)	1,319,653	985,641
6.000%, 04/25/36	1,582,738	1,366,302
6.250%, 09/25/36	2,034,023	1,760,776
Credit Suisse Mortgage Capital Certificates
2.584%, 05/27/36 (144A) (a)	4,125,278	3,811,773
2.603%, 03/27/37 (144A) (a)	1,994,003	1,946,243
4.736%, 08/27/46 (144A) (a)	4,664,381	4,482,582
Deutsche ALT-A Securities, Inc. Alternate Loan Trust 0.329%, 12/25/36 (a)	6,128,374	4,802,715
GSR Mortgage Loan Trust 6.000%, 07/25/37	2,506,551	2,313,113
JPMorgan Mortgage Trust 6.500%, 08/25/36	887,147	766,720
Merrill Lynch Mortgage Investors, Inc. 2.917%, 05/25/36 (a)	3,801,419	3,095,423
Structured Adjustable Rate Mortgage Loan Trust 5.711%, 04/25/47 (a)	2,657,083	1,992,842

MSF-25

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount	Value

Collateralized-Mortgage Obligation—(Continued)
Wells Fargo Mortgage Backed Securities Trust 2.635%, 07/25/36 (a)	$2,031,031	$2,011,317

		49,399,665

Commercial Mortgage-Backed Securities—11.9%
Banc of America Commercial Mortgage Trust
5.482%, 01/15/49 (a)	630,000	658,400
5.857%, 06/10/49 (a)	9,196,836	10,067,087
5.857%, 06/10/49 (a)	4,795,000	5,298,580
Banc of America Commercial Mortgage, Inc.
4.621%, 07/10/43	5,225,000	5,325,738
5.857%, 06/10/49 (a)	235,921	235,825
Banc of America Large Loan, Inc.
2.506%, 11/15/15 (144A) (a)	19,552,499	19,583,861
5.037%, 12/20/41 (144A) (a)	7,501,084	7,704,513
BB-UBS Trust 0.596%, 11/05/36 (144A) (a) (b)	85,480,000	4,958,695
Bear Stearns Commercial Mortgage Securities Trust
5.189%, 12/11/38	8,285,793	9,127,746
5.317%, 02/11/44	5,725,398	6,315,858
5.449%, 12/11/40 (a)	780,000	835,846
5.650%, 06/11/50 (a)	5,676,634	6,330,310
CD 2007-CD5 Mortgage Trust
6.323%, 11/15/44 (a)	661,500	748,664
Citigroup Commercial Mortgage Trust
1.312%, 09/10/46 (a) (b)	33,046,835	2,528,083
4.960%, 05/15/43 (a)	6,750,000	6,844,486
6.262%, 12/10/49 (a)	3,560,000	3,906,214
COMM 2010-RR1 Mortgage Trust 5.543%, 12/11/49 (144A) (a)	2,690,000	2,918,034
COMM 2013-CCRE7 Mortgage Trust 1.761%, 03/10/46 (a) (b)	42,217,953	3,876,748
COMM 2013-GAM 3.367%, 02/10/28 (144A)	5,610,000	5,399,973
COMM 2013-LC6 Mortgage Trust 1.949%, 01/10/46 (a) (b)	119,305,041	11,944,105
Commercial Mortgage Pass-Through Certificates
1.223%, 08/10/46 (a) (b)	134,906,005	8,366,331
1.710%, 03/10/46 (a) (b)	67,061,907	5,345,371
2.417%, 05/15/45 (a) (b)	26,979,838	3,374,962
3.400%, 10/05/30 (144A) (a)	4,845,000	4,528,815
4.959%, 08/10/46 (144A) (a)	2,270,000	2,339,966
5.167%, 06/10/44 (a)	7,050,000	7,433,457
5.347%, 12/10/46	5,320,000	5,831,507
Commercial Mortgage Trust
5.475%, 03/10/39	535,000	559,447
5.867%, 12/10/49 (a)	3,255,000	3,543,097
Credit Suisse First Boston Mortgage Securities Corp. 4.771%, 07/15/37	1,090,000	1,134,034
Credit Suisse Mortgage Capital Certificates
0.452%, 04/15/22 (144A) (a)	7,130,000	6,794,583
5.448%, 01/15/49 (a)	75,347	75,226

Commercial Mortgage-Backed Securities—(Continued)
DBRR Trust
1.636%, 08/18/17 (144A)	$4,425,090	$4,418,302
5.936%, 06/17/49 (a)	3,600,000	4,032,000
Del Coronado Trust 5.183%, 03/15/18 (144A) (a)	4,330,000	4,349,052
Extended Stay America Trust
2.675%, 12/05/31 (144A) (a)	3,210,000	3,153,677
2.957%, 12/05/31 (144A) (a)	4,640,000	4,534,408
FREMF Mortgage Trust 3.165%, 04/25/46 (144A) (a)	665,000	608,355
GE Capital Commercial Mortgage Corp. 4.578%, 06/10/48	2,475,313	2,503,096
Greenwich Capital Commercial Funding Corp.
5.475%, 03/10/39	2,163,178	2,279,230
5.736%, 12/10/49	2,210,000	2,482,270
GS Mortgage Securities Corp. II
1.921%, 02/10/46 (a) (b)	109,041,381	12,024,756
3.249%, 11/08/29 (144A) (b)	37,300,000	2,485,027
3.550%, 12/10/27 (144A) (a)	9,462,358	8,324,140
3.633%, 06/05/31 (144A)	965,000	964,082
5.591%, 11/10/39	1,830,000	1,982,785
5.622%, 11/10/39	3,595,000	3,437,007
GS Mortgage Securities Corp. Trust 2.933%, 06/05/31 (144A)	2,515,000	2,528,189
GS Mortgage Securities Trust 5.993%, 08/10/45 (a)	6,319,392	6,985,298
JPMBB Commercial Mortgage Securities Trust 1.203%, 08/15/46 (a) (b)	76,240,000	4,071,216
JPMorgan Chase Commercial Mortgage Securities Corp.
2.196%, 06/15/45 (a) (b)	24,868,182	2,562,119
4.158%, 01/12/39 (144A)	2,056,300	2,073,813
5.447%, 06/12/47	1,427,265	1,450,527
5.630%, 12/12/44 (a)	3,600,000	3,889,998
5.951%, 06/15/43 (144A)	8,060,000	9,110,008
6.005%, 06/15/49 (a)	1,532,284	1,646,748
JPMorgan Chase Commercial Mortgage Securities Trust
4.300%, 12/15/47 (a)	2,165,000	2,014,881
5.372%, 05/15/47	1,550,000	1,658,605
5.431%, 06/12/47 (a)	11,755,756	12,992,684
5.439%, 01/15/49	8,494,046	9,435,900
5.850%, 02/15/51 (a)	10,804,845	12,221,533
JPMorgan Chase Commercial Mortgage Series Trust
0.729%, 04/15/46 (a) (b)	4,900,000	221,446
1.734%, 04/15/46 (a) (b)	27,903,258	2,792,977
3.958%, 04/15/46	2,230,000	1,998,617
LB Commercial Mortgage Trust 6.081%, 07/15/44 (a)	1,515,000	1,685,865
LB-UBS Commercial Mortgage Trust
5.205%, 04/15/30 (a)	3,610,000	3,743,462
LB-UBS Commercial Mortgage Trust
5.347%, 11/15/38	7,141,255	7,851,760
5.866%, 09/15/45 (a)	8,574,063	9,593,091

MSF-26

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Merrill Lynch Mortgage Trust 5.273%, 11/12/37 (a)	$5,045,000	$5,298,612
Morgan Stanley Bank of America Merrill Lynch 1.894%, 02/15/46 (a) (b)	25,118,039	2,584,696
Morgan Stanley Capital I
5.592%, 04/12/49 (a)	8,065,000	8,562,554
6.107%, 06/11/49 (a)	5,345,000	5,733,480
Morgan Stanley Capital I Trust
2.861%, 03/15/45 (144A) (a) (b)	45,242,687	5,811,242
5.312%, 03/15/44	11,383,211	12,562,136
5.665%, 04/15/49 (a)	4,421,748	4,858,444
Morgan Stanley Capital I, Inc. 6.340%, 07/15/30 (144A)	731,492	744,147
Morgan Stanley Capital Trust 5.406%, 03/15/44	3,090,000	3,308,837
Morgan Stanley Re-REMIC Trust
Zero Coupon, 07/17/56 (144A)	5,735,976	5,592,577
1.000%, 03/27/51 (144A)	6,865,945	6,721,315
2.000%, 07/27/49 (144A)	5,446,695	5,484,331
2.500%, 03/23/51 (144A)	3,033,007	3,038,163
Motel 6 Trust 2.743%, 10/05/25 (144A)	3,135,000	3,104,061
RBSCF Trust 6.123%, 02/16/51 (144A) (a)	9,220,327	10,013,081
S2 Hospitality, LLC 4.500%, 04/15/25 (144A)	474,953	474,953
STRIPS 2012-1, Ltd. 1.500%, 12/25/44 (144A)	9,235,792	9,097,255
Wachovia Bank Commercial Mortgage Trust
5.924%, 02/15/51 (a)	4,072,000	3,911,641
6.123%, 02/15/51 (a)	3,870,000	4,276,694
Wells Fargo Re-REMIC Trust 1.750%, 08/20/21 (144A)	5,306,259	5,288,695
WF-RBS Commercial Mortgage Trust
0.873%, 08/15/46 (a) (b)	45,362,682	1,996,729
1.677%, 03/15/48 (a) (b)	65,753,217	6,143,783
1.985%, 12/15/45 (144A) (a) (b)	43,055,908	4,835,394
3.037%, 03/15/45	6,910,000	6,590,661

		448,075,967

Total Mortgage-Backed Securities (Identified Cost $499,722,752)		497,475,632

Foreign Government—0.8%

Sovereign—0.8%
Brazilian Government International Bond 7.125%, 01/20/37	1,520,000	1,786,000
Mexico Government International Bond 4.000%, 10/02/23	9,610,000	9,549,938
Poland Government International Bond 5.000%, 03/23/22	3,500,000	3,764,250

Sovereign—(Continued)
Russian Foreign Bond 7.500%, 03/31/30 (a)	$7,096,375	$8,362,936
South Africa Government International Bond
4.665%, 01/17/24	2,600,000	2,522,000
5.500%, 03/09/20	2,680,000	2,877,650

Total Foreign Government (Identified Cost $29,056,064)		28,862,774

Term Loans—0.4%

Lodging—0.4%
Hilton Fort Lauderdale 7,402%, 02/22/16	8,060,000	8,060,000
Motel 6 Operating, L.P. 10.000%, 10/15/17	7,231,824	7,448,779

Total Term Loans (Identified Cost $15,256,907)		15,508,779

Preferred Stock—0.2%

Diversified Financial Services—0.2%
Citigroup Capital XIII (d)	272,339	7,481,152

Thrifts & Mortgage Finance—0.0%
Federal Home Loan Mortgage Corp. (f)	70,000	409,500
Federal National Mortgage Association (Series S) (f)	70,000	408,800

		818,300

Total Preferred Stock (Identified Cost $7,650,785)		8,299,452

Municipal Bonds & Notes—0.1%

Municipal Agency—0.1%
New York City Municipal Water Finance Authority
5.375%, 06/15/43	2,360,000	2,503,512
5.500%, 06/15/43	2,825,000	3,027,383

Total Municipal Bonds & Notes (Identified Cost $5,111,848)		5,530,895

Options Purchased—0.0%

Call Options—0.0%
AUD Currency, Strike Price USD 0.92, Expires 10/01/13 (Counterparty-BNP Paribas S.A.) (AUD)	36,490,000	628,509
USD Currency, Strike Price JPY 100.00, Expires 10/31/13 (Counterparty-JPMorgan Clearing)	13,635,000	82,424

MSF-27

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Options Purchased—(Continued)

Security Description	Principal/ Notional Amount	Value

Call Options—(Continued)
USD Currency, Strike Price JPY 100.00, Expires 10/31/13 (Counterparty-JPMorgan Clearing)	5,090,000	$30,769
USD Currency, Strike Price JPY 105.00, Expires 10/31/13 (Counterparty-BNP Paribas S.A.)	37,450,000	11,834
USD Currency, Strike Price JPY 110.00, Expires 10/31/13 (Counterparty-JPMorgan Clearing)	13,635,000	68
USD Currency, Strike Price JPY 110.00, Expires 10/31/13 (Counterparty-JPMorgan Clearing)	5,090,000	25

		753,629

Put Options—0.0%
EUR Currency, Strike Price USD 1.24, Expires 10/01/13 (Counterparty-Citibank N.A.) (EUR)	77,000,000	0

Total Options Purchased (Identified Cost $2,028,523)		753,629

Escrow Shares—0.0%

Diversified Financial Services—0.0%
Lehman TBA Claim Receivable	424,563	187,338

Total Escrow Shares (Identified Cost $0)		187,338

Short Term Investments—4.3%

Mutual Funds—2.3%
State Street Navigator Securities Lending MET Portfolio (g)	88,142,958	88,142,958

Repurchase Agreement—2.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/13 at 0.000% to be repurchased at $73,988,000 on 10/01/13 collateralized by $41,495,000 Federal Home Loan Bank at 2.500% due 06/13/14 with a value of $42,532,375; by $29,205,000 U.S. Treasury Note at 0.250% due 04/30/14 with a value of $29,278,013; and by $3,655,000 U.S. Treasury Note at 0.250% due 06/30/14 with a value of $3,659,569.	$73,988,000	73,988,000

Total Short Term Investments (Identified Cost $162,130,958)		162,130,958

Total Investments—116.4% (Identified Cost $4,384,085,292) (h)		4,395,764,538
Other assets and liabilities (net)—(16.4)%		(619,388,578)

Net Assets—100.0%		$3,776,375,960

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2013.
(b)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments. The principal amount shown reflects the notional amount of the security.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2013, the market value of securities pledged was $4,878,830.
(d)	All or a portion of the security was on loan. As of September 30, 2013, the market value of securities loaned was $90,309,871 and the collateral received consisted of cash in the amount of $88,142,958 and non-cash collateral with a value of $4,249,820. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(e)	Non-Income Producing; Defaulted Bond.
(f)	Non-Income Producing.
(g)	Represents investment of cash collateral received from securities lending transactions.
(h)	As of September 30, 2013, the aggregate cost of investments was $4,384,085,292. The aggregate unrealized appreciation and depreciation of investments was $77,349,426 and $(65,670,180), respectively, resulting in net unrealized appreciation of $11,679,246.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2013, the market value of 144A securities was $781,729,979, which is 20.7% of net assets.
(ARM)—	Adjustable-Rate Mortgage.
(CDO)—	Collateralized Debt Obligation.
(CLO)—	Collateralized Loan Obligation.
(CMO)—	Collateralized Mortgage Obligation.
(REMIC)—	Real Estate Mortgage Investment Conduit.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(TIPS)—	A Treasury Inflation Protected Security is a security with a fixed interest rate and the principal is adjusted for inflation. At maturity, the security will be redeemed at the greater of the inflation adjusted principal or principal amount at original issue.
(AUD)—	Australian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen

MSF-28

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

TBA Sale Commitments

Security Description	Face Amount	Value
Fannie Mae
4.000% (15 Year TBA)	$(22,700,000)	$(24,083,281)
3.500% (30 Year TBA)	(17,800,000)	(18,119,845)
4.000% (30 Year TBA)	(60,000,000)	(62,934,372)
4.500% (30 Year TBA)	(1,700,000)	(1,815,547)
5.000% (30 Year TBA)	(24,700,000)	(26,784,063)
Ginnie Mae
3.000% (30 Year TBA)	(20,600,000)	(21,176,157)
4.000% (30 Year TBA)	(21,500,000)	(22,675,781)
4.500% (30 Year TBA)	(41,900,000)	(45,160,344)
5.000% (30 Year TBA)	(1,200,000)	(1,306,312)

Total TBA Sale Commitments (Proceeds $218,955,641)		$(224,055,702)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Settlement Date	Counterparty	In Exchange for		Unrealized Appreciation/ (Depreciation)
INR	529,300,000	12/18/13	JPMorgan Chase	USD	8,375,000	$(91,776)
INR	678,387,400	12/18/13	Morgan Stanley Capital	USD	10,690,000	(73,649)
MXN	80,341,000	10/22/13	BNP Paribas S.A.	USD	6,109,949	17,573
MXN	240,329,042	12/18/13	Barclays Bank plc	USD	18,460,000	(213,535)
ZAR	184,384,590	12/18/13	Credit Suisse	USD	18,600,000	(443,664)

Contracts to Deliver
CAD	3,042,000	10/22/13	JPMorgan Chase	USD	2,923,288	(28,452)
EUR	20,959,413	10/24/13	Barclays Bank plc	USD	28,326,542	(29,947)
GBP	500,000	10/22/13	Credit Suisse	USD	774,937	(34,386)
GBP	3,160,000	10/22/13	Deutsche Bank AG	USD	4,765,296	(349,627)
JPY	911,519,726	12/18/13	BNP Paribas S.A.	USD	9,230,000	(47,917)
MXN	34,776,000	10/22/13	BNP Paribas S.A.	USD	2,751,806	99,478
MXN	51,059,000	10/22/13	JPMorgan Chase	USD	3,950,030	55,815
TRY	37,736,331	12/18/13	Bank of America	USD	18,600,000	174,228

Net Unrealized Depreciation						$(965,859)

Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	12/31/13	9,020	USD	1,983,503,692	$3,292,254
U.S. Treasury Note 5 Year Futures	12/31/13	2,302	USD	276,586,518	2,063,388
U.S. Treasury Bond 30 Year Futures	12/19/13	709	USD	93,413,296	1,149,579
U.S. Ultra Long Treasury Bond Futures	12/19/13	718	USD	100,413,117	1,610,195

Futures Contracts—Short
U.S. Treasury Note 10 Year Futures	12/19/13	(3,947)	USD	(489,882,902)	(8,980,895)

Net Unrealized Depreciation					$(865,479)

Options Written
Options Written—Call	Counterparty	Expiration Date	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
AUD Currency, Strike Price USD 0.915	Goldman Sachs	10/01/13	AUD	(36,490,000)	$(415,879)	$(628,509)	$(212,630)
USD Currency, Strike Price JPY 100.00	BNP Paribas S.A.	10/31/13	USD	(18,725,000)	(139,689)	(113,193)	26,496

MSF-29

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Options Written—(Continued)
Options Written—Call	Counterparty	Expiration Date	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
USD Currency, Strike Price JPY 105.00	JPMorgan Clearing	10/31/13	USD	(27,270,000)	$(259,065)	$(8,617)	$250,448
USD Currency, Strike Price JPY 105.00	JPMorgan Clearing	10/31/13	USD	(10,180,000)	(134,631)	(3,217)	131,414
USD Currency, Strike Price JPY 110.00	BNP Paribas S.A.	10/31/13	USD	(18,725,000)	(187)	(94)	93

Options Written—Put
EUR Currency, Strike Price USD 1.16	Royal Bank of Scotland plc	10/01/13	EUR	(77,000,000)	(359,913)	0	359,913

Total Options Written					$(1,309,364)	$(753,630)	$555,734

Swap Agreements

Centrally Cleared Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	3.879%	08/27/43	USD 58,470,000	$2,413,940
Pay	3M LIBOR	3.943%	08/29/19	USD 93,855,000	211,896
Pay	3M LIBOR	4.016%	09/04/19	USD 375,430,000	1,070,013
Receive	3M LIBOR	0.480%	09/23/15	USD 959,030,000	(465,321)
Receive	3M LIBOR	0.504%	08/02/15	USD 931,800,000	(1,293,618)
Receive	3M LIBOR	1.165%	03/02/16	USD 93,855,000	(283,273)
Receive	3M LIBOR	1.240%	03/03/16	USD 375,430,000	(1,404,071)

Net Unrealized Appreciation					$249,566

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection
Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Implied Credit Spread at September 30, 2013	Notional Amount	Unrealized Depreciation
Markit CDX North America High Yield Index, Series 20, Version 1	5.000%	06/20/18	3.592%	USD 39,545,000	$(827,838)

OTC Credit Default Swaps on Credit Indices—Sell Protection
Reference Obligation	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013	Notional Amount	Market Value	Upfront Premium Received	Unrealized Appreciation
Markit CMBX North America AAA-Rated Index, AM Tranche, Version 2	Deutsche Bank	0.500%	03/15/49	N/A	USD 7,025,000	$(414,124)	$(1,031,895)	$617,771
Markit CMBX North America AAA-Rated Index, AM Tranche, Version 4	Deutsche Bank	0.500%	02/17/51	N/A	USD 2,370,000	(252,769)	(359,977)	107,208

Totals						$(666,893)	$(1,391,872)	$724,979

OTC Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium	Unrealized Appreciation/ (Depreciation)
Pay	6M EURIBOR	2.800%	11/10/41	Bank of America	EUR 8,300,000	$432,499	$0	$432,499
Receive	6M EURIBOR	2.783%	11/10/41	Deutsche Bank	EUR 8,300,000	(392,408)	0	(392,408)
Receive	3M LIBOR	1.758%	06/25/22	JPMorgan Chase	USD 18,000,000	1,149,863	0	1,149,863
Receive	3M LIBOR	2.798%	04/23/43	Deutsche Bank	USD 6,400,000	1,024,392	0	1,024,392
Receive	3M LIBOR	3.043%	05/23/43	Barclays Bank plc	USD 22,800,000	2,615,618	0	2,615,618
Receive	3M LIBOR	3.048%	05/24/43	Deutsche Bank	USD 43,985,000	5,001,776	0	5,001,776

Totals						$9,831,740	$0	$9,831,740

Securities in the amount of $2,330,799 have been received at the custodian bank as collateral for swap contracts.

MSF-30

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(TRY)—	Turkish Lira
(USD)—	U.S. Dollar
(ZAR)—	African Rand

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$2,155,507,079	$—	$2,155,507,079
Total Corporate Bonds & Notes*	—	796,879,866	—	796,879,866
Total Asset-Backed Securities*	—	724,628,136	—	724,628,136
Total Mortgage-Backed Securities*	—	497,475,632	—	497,475,632
Total Foreign Government*	—	28,862,774	—	28,862,774
Total Term Loans*	—	15,508,779	—	15,508,779
Total Preferred Stock*	8,299,452	—	—	8,299,452
Total Municipal Bonds & Notes*	—	5,530,895	—	5,530,895
Total Options Purchased*	—	753,629	—	753,629
Total Escrow Shares*	—	187,338	—	187,338
Short Term Investments
Mutual Funds	88,142,958	—	—	88,142,958
Repurchase Agreement	—	73,988,000	—	73,988,000
Total Short Term Investments	88,142,958	73,988,000	—	162,130,958
Total Investments	$96,442,410	$4,299,322,128	$—	$4,395,764,538

TBA Sale Commitments	$—	$(224,055,702)	$—	$(224,055,702)
Collateral for Securities Loaned (Liability)	—	(88,142,958)	—	(88,142,958)
Total Liabilities	—	(312,198,660)	—	(312,198,660)

Forward Foreign Currency Exchange Contracts
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$347,094	$—	$347,094
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(1,312,953)	—	(1,312,953)
Total Forward Foreign Currency Contracts (Net Unrealized Depreciation)	—	(965,859)	—	(965,859)

MSF-31

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$8,115,416	$—	$—	$8,115,416
Futures Contracts (Unrealized Depreciation)	(8,980,895)	—	—	(8,980,895)
Total Futures Contracts (Net Unrealized Depreciation)	(865,479)	—	—	(865,479)
Options Written
Call Options Written	—	(753,630)	—	(753,630)
Put Options Written	—	0	—	0
Total Options Written	—	(753,630)	—	(753,630)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	—	3,695,849	—	3,695,849
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(4,274,121)	—	(4,274,121)
Total Centrally Cleared Swap Contracts (Net Unrealized Depreciation)	—	(578,272)	—	(578,272)
OTC Swap Agreements
Swap Contracts at value (Assets)	—	10,224,148	—	10,224,148
Swap Contracts at value (Liabilities)	—	(1,059,301)	—	(1,059,301)
Total OTC Swap Agreements at value	—	9,164,847	—	9,164,847

*	See Schedule of Investments for additional detailed categorizations.

MSF-32

Metropolitan Series Fund

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—99.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—5.1%
Precision Castparts Corp.	242,864	$55,188,416
United Technologies Corp.	345,454	37,246,850

		92,435,266

Biotechnology—4.9%
Gilead Sciences, Inc. (a)	636,639	40,006,395
Regeneron Pharmaceuticals, Inc. (a)	65,256	20,416,645
United Therapeutics Corp. (a) (b)	360,398	28,417,382

		88,840,422

Chemicals—1.0%
Monsanto Co.	177,161	18,490,294

Consumer Finance—1.5%
Discover Financial Services	549,799	27,786,841

Diversified Financial Services—1.2%
Moody’s Corp.	323,828	22,774,823

Diversified Telecommunication Services—0.8%
Vivendi S.A.	638,542	14,695,514

Electrical Equipment—3.2%
Eaton Corp. plc	575,775	39,636,351
Roper Industries, Inc.	147,111	19,546,638

		59,182,989

Energy Equipment & Services—1.5%
FMC Technologies, Inc. (a)	503,904	27,926,360

Food Products—2.1%
Kellogg Co.	336,282	19,749,842
Mondelez International, Inc. - Class A	595,447	18,708,945

		38,458,787

Health Care Providers & Services—1.0%
Catamaran Corp. (a)	410,027	18,840,741

Hotels, Restaurants & Leisure—2.4%
Melco Crown Entertainment, Ltd. (ADR) (a) (b)	743,538	23,666,814
Wynn Resorts, Ltd.	130,859	20,677,031

		44,343,845

Industrial Conglomerates—1.2%
Danaher Corp.	317,568	22,013,814

Insurance—1.6%
American International Group, Inc.	609,295	29,630,016

Internet & Catalog Retail—7.2%
Amazon.com, Inc. (a)	211,129	66,007,370
Expedia, Inc. (b)	431,943	22,370,328
priceline.com, Inc. (a)	42,784	43,252,485

		131,630,183

Internet Software & Services—19.1%
eBay, Inc. (a)	816,969	45,578,700
Equinix, Inc. (a) (b)	153,572	28,203,498
Facebook, Inc. - Class A (a)	539,100	27,084,384
Google, Inc. - Class A (a)	99,143	86,840,345
LinkedIn Corp. - Class A (a)	169,192	41,631,384
Pandora Media, Inc. (a) (b)	289,954	7,286,544
SINA Corp. (a)	349,452	28,365,019
Yahoo!, Inc. (a)	1,338,358	44,379,951
Yandex NV - Class A (a)	638,380	23,249,800
Yelp, Inc. (a)	269,691	17,848,150

		350,467,775

IT Services—6.1%
Alliance Data Systems Corp. (a) (b)	114,646	24,244,190
Mastercard, Inc. - Class A	29,987	20,174,654
Visa, Inc. - Class A	353,664	67,585,190

		112,004,034

Media—13.7%
Comcast Corp. - Class A	863,511	38,987,522
Liberty Global plc - Class A (a)	553,139	43,891,580
Sirius XM Radio, Inc. (b)	10,699,349	41,406,480
Time Warner, Inc.	518,743	34,138,477
Viacom, Inc. - Class B	625,047	52,241,428
Walt Disney Co. (The)	612,288	39,486,453

		250,151,940

Oil, Gas & Consumable Fuels—3.1%
Cabot Oil & Gas Corp.	473,461	17,669,565
EOG Resources, Inc.	76,169	12,893,888
Gulfport Energy Corp. (a)	399,027	25,673,397

		56,236,850

Personal Products—1.3%
Estee Lauder Cos., Inc. (The) - Class A	338,906	23,689,529

Pharmaceuticals—6.5%
AbbVie, Inc.	957,182	42,814,751
Allergan, Inc.	482,403	43,633,351
Valeant Pharmaceuticals International, Inc. (a)	310,163	32,359,306

		118,807,408

Professional Services—1.2%
Verisk Analytics, Inc. - Class A (a)	324,440	21,075,622

Road & Rail—1.9%
Union Pacific Corp.	222,937	34,631,034

Software—5.2%
Autodesk, Inc. (a)	516,973	21,283,779
Citrix Systems, Inc. (a)	349,549	24,681,655
ServiceNow, Inc. (a) (b)	286,995	14,909,390
Splunk, Inc. (a)	565,727	33,966,249

		94,841,073

MSF-33

Metropolitan Series Fund

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Specialty Retail—0.8%
CarMax, Inc. (a)	319,320	$15,477,440

Textiles, Apparel & Luxury Goods—2.9%
NIKE, Inc. - Class B	545,393	39,617,348
Under Armour, Inc. - Class A (a) (b)	166,527	13,230,570

		52,847,918

Trading Companies & Distributors—0.8%
United Rentals, Inc. (a) (b)	256,458	14,948,937

Wireless Telecommunication Services—2.5%
Softbank Corp.	670,400	46,591,026

Total Common Stocks (Cost $1,516,579,359)		1,828,820,481

Short-Term Investment—5.5%

Mutual Fund—5.5%
State Street Navigator Securities Lending MET Portfolio (c)	100,710,512	100,710,512

Total Short-Term Investment (Cost $100,710,512)		100,710,512

Total Investments—105.3% (Cost $1,617,289,871) (d)		1,929,530,993
Other assets and liabilities (net)—(5.3)%		(97,441,588)

Net Assets—100.0%		$1,832,089,405

(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2013, the market value of securities loaned was $98,707,460 and the collateral received consisted of cash in the amount of $100,710,512. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2013, the aggregate cost of investments was $1,617,289,871. The aggregate unrealized appreciation and depreciation of investments were $329,456,221 and $(17,215,099), respectively, resulting in net unrealized appreciation of $312,241,122.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MSF-34

Metropolitan Series Fund

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$92,435,266	$—	$—	$92,435,266
Biotechnology	88,840,422	—	—	88,840,422
Chemicals	18,490,294	—	—	18,490,294
Consumer Finance	27,786,841	—	—	27,786,841
Diversified Financial Services	22,774,823	—	—	22,774,823
Diversified Telecommunication Services	—	14,695,514	—	14,695,514
Electrical Equipment	59,182,989	—	—	59,182,989
Energy Equipment & Services	27,926,360	—	—	27,926,360
Food Products	38,458,787	—	—	38,458,787
Health Care Providers & Services	18,840,741	—	—	18,840,741
Hotels, Restaurants & Leisure	44,343,845	—	—	44,343,845
Industrial Conglomerates	22,013,814	—	—	22,013,814
Insurance	29,630,016	—	—	29,630,016
Internet & Catalog Retail	131,630,183	—	—	131,630,183
Internet Software & Services	350,467,775	—	—	350,467,775
IT Services	112,004,034	—	—	112,004,034
Media	250,151,940	—	—	250,151,940
Oil, Gas & Consumable Fuels	56,236,850	—	—	56,236,850
Personal Products	23,689,529	—	—	23,689,529
Pharmaceuticals	118,807,408	—	—	118,807,408
Professional Services	21,075,622	—	—	21,075,622
Road & Rail	34,631,034	—	—	34,631,034
Software	94,841,073	—	—	94,841,073
Specialty Retail	15,477,440	—	—	15,477,440
Textiles, Apparel & Luxury Goods	52,847,918	—	—	52,847,918
Trading Companies & Distributors	14,948,937	—	—	14,948,937
Wireless Telecommunication Services	—	46,591,026	—	46,591,026
Total Common Stocks	1,767,533,941	61,286,540	—	1,828,820,481
Total Short-Term Investment*	100,710,512	—	—	100,710,512
Total Investments	$1,868,244,453	$61,286,540	$—	$1,929,530,993

Collateral for securities loaned (Liability)	$—	$(100,710,512)	$—	$(100,710,512)

*	See Schedule of Investments for additional detailed categorizations.

MSF-35

Metropolitan Series Fund

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stock—64.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.6%
Boeing Co.	87,600	$10,293,000
Raytheon Co.	111,475	8,591,378
Rockwell Collins, Inc. (a)	35,900	2,436,174

		21,320,552

Airlines—1.2%
United Continental Holdings, Inc. (b)	500,275	15,363,445

Auto Components—1.4%
BorgWarner, Inc. (a)	50,890	5,159,737
TRW Automotive Holdings Corp. (b)	185,774	13,247,544

		18,407,281

Biotechnology—1.7%
Amgen, Inc.	77,600	8,686,544
Biogen Idec, Inc. (b)	20,900	5,031,884
Celgene Corp. (b)	39,300	6,049,449
Gilead Sciences, Inc. (b)	38,400	2,413,056

		22,180,933

Capital Markets—1.0%
Goldman Sachs Group, Inc.	79,532	12,582,758

Chemicals—0.4%
Cabot Corp.	65,426	2,794,344
PPG Industries, Inc.	14,775	2,468,312

		5,262,656

Commercial Banks—2.6%
Regions Financial Corp.	297,100	2,751,146
SunTrust Banks, Inc.	298,600	9,680,612
U.S. Bancorp	572,975	20,959,425

		33,391,183

Commercial Services & Supplies—0.4%
Tyco International, Ltd.	147,575	5,162,174

Communications Equipment—1.0%
Cisco Systems, Inc.	577,300	13,520,366

Computers & Peripherals—3.4%
Apple, Inc.	32,550	15,518,213
Brocade Communications Systems, Inc. (b)	401,800	3,234,490
EMC Corp. (b)	598,800	15,305,328
NetApp, Inc.	174,000	7,415,880
Western Digital Corp.	38,971	2,470,761

		43,944,672

Construction & Engineering—0.6%
KBR, Inc.	237,100	7,738,944

Consumer Finance—1.5%
Discover Financial Services	388,075	19,613,311

Containers & Packaging—0.8%
Packaging Corp. of America	170,345	9,724,996

Diversified Financial Services—5.4%
Bank of America Corp.	1,712,129	23,627,380
Citigroup, Inc.	458,173	22,225,972
JPMorgan Chase & Co.	472,783	24,438,154

		70,291,506

Electronic Equipment, Instruments & Components—0.7%
Avnet, Inc. (b)	132,500	5,526,575
TE Connectivity, Ltd.	64,100	3,319,098

		8,845,673

Energy Equipment & Services—2.0%
Halliburton Co.	144,200	6,943,230
Oceaneering International, Inc.	76,900	6,247,356
Schlumberger, Ltd.	139,600	12,335,056

		25,525,642

Food & Staples Retailing—1.7%
CVS Caremark Corp.	367,775	20,871,231
Wal-Mart Stores, Inc.	22,400	1,656,704

		22,527,935

Health Care Equipment & Supplies—0.9%
Medtronic, Inc.	207,900	11,070,675

Health Care Providers & Services—1.8%
Aetna, Inc.	114,700	7,343,094
Envision Healthcare Holdings, Inc. (b)	19,700	512,791
McKesson Corp.	93,400	11,983,220
Universal Health Services, Inc. (Class B)	47,700	3,577,023

		23,416,128

Industrial Conglomerates—2.2%
3M Co.	202,200	24,144,702
General Electric Co.	195,450	4,669,300

		28,814,002

Insurance—3.7%
Allied World Assurance Co. Holdings AG	9,500	944,205
American Financial Group, Inc.	44,775	2,420,537
American International Group, Inc. (b)	442,200	21,504,186
Chubb Corp.	113,575	10,137,704
Travelers Cos., Inc.	145,150	12,304,365

		47,310,997

Internet Software & Services—2.3%
AOL, Inc. (a) (b)	102,800	3,554,824
Google, Inc. (Class A) (b)	30,360	26,592,628

		30,147,452

IT Services—2.6%
Alliance Data Systems Corp. (a) (b)	10,200	2,156,994

MSF-36

Metropolitan Series Fund

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
MasterCard, Inc.	37,050	$24,926,499
Teradata Corp. (b)	111,200	6,164,928

		33,248,421

Life Sciences Tools & Services—0.9%
Agilent Technologies, Inc.	223,800	11,469,750

Machinery—1.3%
Cummins, Inc.	12,750	1,694,093
Ingersoll-Rand plc	153,400	9,961,796
WABCO Holdings, Inc.	55,000	4,634,300

		16,290,189

Media—2.7%
Comcast Corp. (Class A)	493,400	22,277,010
Twenty-First Century Fox, Inc.	357,406	11,973,101

		34,250,111

Multiline Retail—0.9%
Dillard’s, Inc. (a)	48,300	3,781,890
Macy’s, Inc.	103,400	4,474,118
Nordstrom, Inc. (a)	55,725	3,131,745

		11,387,753

Oil, Gas & Consumable Fuels—4.9%
Chevron Corp.	130,575	15,864,863
Exxon Mobil Corp.	112,675	9,694,557
Marathon Petroleum Corp.	191,720	12,331,430
PBF Energy, Inc. (a)	196,975	4,422,089
Suncor Energy, Inc.	466,040	16,674,911
Tesoro Corp.	85,290	3,751,054

		62,738,904

Paper & Forest Products—0.9%
Domtar Corp.	73,200	5,813,544
International Paper Co.	127,725	5,722,080

		11,535,624

Pharmaceuticals—5.1%
Abbott Laboratories	193,575	6,424,754
AbbVie, Inc.	189,075	8,457,325
Eli Lilly & Co.	132,675	6,677,533
Johnson & Johnson	33,750	2,925,787
Merck & Co., Inc.	415,175	19,766,482
Pfizer, Inc.	771,925	22,161,967

		66,413,848

Semiconductors & Semiconductor Equipment—1.1%
Applied Materials, Inc.	629,850	11,047,569
Teradyne, Inc. (a) (b)	195,300	3,226,356

		14,273,925

Software—2.1%
Activision Blizzard, Inc.	150,400	2,507,168
Microsoft Corp.	140,275	4,672,560
Oracle Corp.	451,500	14,976,255
Symantec Corp.	197,300	4,883,175

		27,039,158

Specialty Retail—3.0%
Lowe’s Cos., Inc.	462,400	22,014,864
Ross Stores, Inc.	225,900	16,445,520

		38,460,384

Tobacco—0.4%
Philip Morris International, Inc.	56,575	4,898,829

Trading Companies & Distributors—0.1%
MRC Global, Inc. (b)	70,400	1,886,720

Total Common Stock (Identified Cost $674,268,784)		830,056,897

U.S. Treasury & Government Agencies—23.2%

Agency Sponsored Mortgage-Backed—12.7%
Fannie Mae 15 Yr. 2.500%, TBA	$8,300,000	8,346,687
3.000%, TBA	3,500,000	3,623,594
3.500%, TBA	2,000,000	2,110,312
4.500%, TBA	1,900,000	2,018,156
Fannie Mae 15 Yr. Pool 3.500%, 07/01/28	540,762	572,389
4.000%, 02/01/25	1,339,478	1,423,051
4.000%, 09/01/25	238,082	252,752
4.000%, 10/01/25	661,968	702,544
4.000%, 01/01/26	193,706	205,661
4.000%, 04/01/26	109,080	116,714
4.000%, 07/01/26	536,745	569,716
4.000%, 08/01/26	256,306	272,159
4.500%, 02/01/25	257,487	273,648
4.500%, 04/01/25	33,527	35,634
4.500%, 07/01/25	182,467	193,960
4.500%, 06/01/26	3,791,184	4,027,537
Fannie Mae 30 Yr. Pool 3.000%, 02/01/43	1,272,296	1,244,334
3.000%, 03/01/43	3,608,664	3,528,817
3.000%, 04/01/43	2,848,826	2,785,938
3.000%, 05/01/43	3,553,689	3,475,737
3.000%, 06/01/43	476,183	465,954
3.500%, 03/01/43	99,692	101,622
3.500%, 05/01/43	198,390	202,231
3.500%, 07/01/43	397,854	405,555
3.500%, 08/01/43	4,783,346	4,876,593
4.000%, 06/01/43	398,037	418,158
4.000%, 07/01/43	1,170,452	1,229,542
4.000%, 08/01/43	7,310,647	7,678,380

MSF-37

Metropolitan Series Fund

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool 4.000%, 09/01/43	$937,230	$984,006
4.500%, 09/01/41	173,927	186,043
4.500%, 08/01/42	255,228	275,005
4.500%, 08/01/43	100,000	107,003
4.500%, 09/01/43	5,980,714	6,400,739
4.500%, 10/01/43	600,000	642,103
5.000%, 04/01/33	13,667	14,872
5.000%, 07/01/33	36,365	39,512
5.000%, 09/01/33	564,164	613,717
5.000%, 11/01/33	135,086	146,954
5.000%, 12/01/33	55,629	60,523
5.000%, 02/01/34	24,351	26,490
5.000%, 03/01/34	11,705	12,715
5.000%, 04/01/34	11,680	12,695
5.000%, 06/01/34	10,010	10,867
5.000%, 07/01/34	1,197,269	1,299,480
5.000%, 10/01/34	451,250	490,985
5.000%, 12/01/34	20,371	22,132
5.000%, 07/01/35	1,343,219	1,460,700
5.000%, 10/01/35	797,018	866,761
5.000%, 12/01/35	254,189	275,976
5.000%, 08/01/36	247,010	268,119
5.000%, 07/01/37	117,567	127,932
5.000%, 11/01/40	1,899,190	2,064,156
5.000%, 07/01/41	166,962	182,359
5.000%, 08/01/41	119,852	130,621
5.500%, 08/01/28	33,951	36,960
5.500%, 04/01/33	146,275	159,804
5.500%, 08/01/37	929,930	1,016,119
5.500%, 04/01/41	80,984	88,821
6.000%, 03/01/28	13,299	14,662
6.000%, 05/01/28	17,518	19,143
6.000%, 06/01/28	2,647	2,893
6.000%, 02/01/34	571,618	632,488
6.000%, 08/01/34	318,402	352,349
6.000%, 04/01/35	2,604,603	2,882,532
6.000%, 02/01/38	240,087	262,619
6.000%, 03/01/38	98,867	108,212
6.000%, 05/01/38	289,851	317,092
6.000%, 10/01/38	92,281	100,858
6.000%, 12/01/38	109,544	119,952
6.500%, 05/01/40	2,380,436	2,630,912
Fannie Mae ACES 2.526%, 01/25/22 (c) (d)	1,807,435	245,057
Fannie Mae ARM Pool 2.999%, 03/01/41 (c)	231,793	241,761
3.120%, 03/01/41 (c)	292,253	304,062
3.225%, 12/01/40 (c)	471,872	494,529
3.349%, 06/01/41 (c)	602,290	629,309
3.495%, 09/01/41 (c)	437,251	456,761
Fannie Mae REMICS 4.000%, 08/25/19	774,550	808,933
FHLMC Multifamily Structured Pass-Through Certificates 1.560%, 12/25/18 (c) (d)	3,251,855	222,703

Agency Sponsored Mortgage-Backed—(Continued)
FHLMC Multifamily Structured Pass-Through Certificates 1.646%, 06/25/22 (c) (d)	$1,966,584	$196,411
1.884%, 03/25/22 (c) (d)	1,519,497	170,304
1.914%, 05/25/19 (c) (d)	2,537,244	211,418
2.615%, 01/25/23	1,710,000	1,613,282
2.637%, 01/25/23	995,000	946,487
3.250%, 04/25/23	720,000	717,089
3.300%, 04/25/23	1,585,000	1,581,981
Freddie Mac 15 Yr. 2.500%, TBA	2,300,000	2,313,297
3.000%, TBA	1,300,000	1,343,672
Freddie Mac 30 Yr. 3.000%, TBA	2,600,000	2,530,125
3.500%, TBA	11,300,000	11,469,500
4.000%, TBA	4,400,000	4,589,343
4.500%, TBA	200,000	212,219
5.000%, TBA	3,500,000	3,767,504
5.500%, TBA	1,000,000	1,083,437
Freddie Mac 30 Yr. Gold Pool 3.000%, 03/01/43	590,590	575,343
4.500%, 10/01/41	4,033,785	4,290,900
4.500%, 09/01/43	400,000	426,261
5.500%, 07/01/33	421,581	460,360
Freddie Mac ARM Non-Gold Pool 3.033%, 02/01/41 (c)	470,069	491,067
Freddie Mac Multi-Family Mortgage Trust 3.563%, 08/25/45 (144A) (c)	540,000	520,404
3.737%, 07/25/46 (144A)	707,000	619,654
3.740%, 04/25/45 (144A) (c)	500,000	463,100
4.162%, 11/25/44 (144A) (c)	101,100	95,770
Ginnie Mae 1.014%, 02/16/53 (c) (d)	3,379,270	251,441
Ginnie Mae 30 Yr. 3.000%, TBA	4,600,000	4,546,094
3.500%, TBA	7,700,000	7,943,032
4.000%, TBA	1,100,000	1,164,281
4.500%, TBA	2,100,000	2,254,219
5.000%, TBA	3,500,000	3,802,422
5.500%, TBA	1,500,000	1,642,266
Ginnie Mae I 15 Yr. Pool 7.500%, 12/15/14	24,864	25,347
Ginnie Mae I 30 Yr. Pool 3.500%, 02/15/42	99,662	102,831
3.500%, 05/15/42	99,617	102,785
3.500%, 08/15/42	191,258	197,239
3.500%, 11/15/42	99,661	102,784
3.500%, 12/15/42	298,983	308,335
3.500%, 01/15/43	99,639	102,767
3.500%, 02/15/43	199,360	205,644
3.500%, 04/15/43	199,343	205,652
3.500%, 05/15/43	592,284	611,052
3.500%, 06/15/43	99,686	102,850
3.500%, 07/15/43	497,609	513,417
4.000%, 09/15/42	2,417,477	2,558,769
5.000%, 12/15/38	166,353	181,390

MSF-38

Metropolitan Series Fund

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae I 30 Yr. Pool 5.000%, 07/15/39	$320,215	$348,111
5.000%, 12/15/40	482,132	525,617
9.000%, 11/15/19	6,970	7,005
Ginnie Mae II 30 Yr. Pool 4.000%, 11/20/40	2,029,012	2,153,962
4.000%, 02/20/41	1,468,183	1,560,670
4.500%, 05/20/41	4,685,894	5,070,055
4.500%, 06/20/41	450,512	487,447
4.500%, 07/20/41	271,381	293,631
4.500%, 02/15/42	4,602,422	4,982,474
5.000%, 10/20/39	184,291	201,798

		163,272,686

Federal Agencies—0.2%
Farmer Mac Guaranteed Notes Trust 2007-1 5.125%, 04/19/17	400,000	455,856
Federal Home Loan Bank 5.500%, 07/15/36	360,000	425,373
Federal National Mortgage Association 5.125%, 01/02/14	1,205,000	1,220,525
Tennessee Valley Authority 5.980%, 04/01/36	430,000	520,205

		2,621,959

U.S. Treasury—10.3%
U.S. Treasury Bonds 2.750%, 08/15/42	1,115,000	924,230
2.750%, 11/15/42	55,000	45,521
3.625%, 08/15/43	36,770,000	36,344,865
U.S. Treasury Inflation Protected Bonds (TIPS) 0.750%, 02/15/42	1,716,075	1,468,718
U.S. Treasury Inflation Protected Notes (TIPS) 0.125%, 01/15/23	6,051,760	5,887,225
0.375%, 07/15/23	11,844,368	11,783,298
U.S. Treasury Notes 0.250%, 09/30/15	755,000	753,880
0.375%, 08/31/15 (e) (f)	6,085,000	6,092,132
0.875%, 09/15/16 (f)	11,720,000	11,806,072
1.000%, 11/30/19	6,763,000	6,450,739
1.375%, 09/30/18	11,520,000	11,511,901
1.500%, 08/31/18 (f)	11,695,000	11,772,666
1.625%, 11/15/22	1,057,100	978,726
2.125%, 08/31/20	6,210,000	6,264,822
2.500%, 08/15/23 (f)	21,236,600	21,020,921

		133,105,716

Total U.S. Treasury & Government Agencies (Identified Cost $296,821,257)		299,000,361

Corporate Bonds & Notes—7.8%

Auto Manufacturers—0.0%
General Motors Co. 4.875%, 10/02/23 (144A)	280,000	273,700

Auto Manufacturers—(Continued)
General Motors Co. 6.250%, 10/02/43 (144A)	170,000	167,450

		441,150

Banks—0.9%
ABN Amro Bank NV 6.375%, 04/27/21 (EUR)	115,000	173,187
Bank of America Corp.
3.300%, 01/11/23	1,960,000	1,836,050
4.100%, 07/24/23	1,673,000	1,662,602
Caixa Economica Federal 2.375%, 11/06/17 (144A)	580,000	542,300
Citigroup, Inc.
3.375%, 03/01/23	480,000	456,753
4.450%, 01/10/17	280,000	303,175
Commerzbank AG 6.375%, 03/22/19 (EUR) (a)	300,000	428,327
Fifth Third Capital Trust IV 6.500%, 04/15/67 (c)	695,000	691,525
Goldman Sachs Group, Inc.
3.625%, 01/22/23	1,150,000	1,099,697
5.750%, 01/24/22	452,000	501,107
HSBC Bank Brasil S.A. 4.000%, 05/11/16 (144A) (c)	1,900,000	1,951,300
JPMorgan Chase & Co.
3.200%, 01/25/23	535,000	500,502
3.250%, 09/23/22	407,000	383,961
5.150%, 12/31/49 (c)	363,000	317,625
Landsbanki Islands Hf 6.100%, 12/31/49 (144A) (g)	320,000	27,600
Morgan Stanley 3.800%, 04/29/16	345,000	363,121
Sberbank of Russia 6.125%, 02/07/22	438,000	458,805
State Street Capital Trust IV 1.254%, 06/01/77 (c)	90,000	70,200

		11,767,837

Beverages—0.0%
PepsiCo, Inc. 3.600%, 08/13/42	475,000	394,738

Biotechnology—0.1%
Life Technologies Corp. 6.000%, 03/01/20	1,030,000	1,159,865

Chemicals—0.2%
LYB International Finance BV
4.000%, 07/15/23	251,000	248,837
5.250%, 07/15/43	6,000	5,900
LyondellBasell Industries NV 5.000%, 04/15/19	2,018,000	2,221,306

		2,476,043

MSF-39

Metropolitan Series Fund

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount	Value

Coal—0.1%
CONSOL Energy, Inc. 8.250%, 04/01/20	$93,000	$99,743
Peabody Energy Corp.
6.000%, 11/15/18	82,000	81,795
6.250%, 11/15/21 (a)	483,000	468,510

		650,048

Commercial Services—0.1%
United Rentals N.A., Inc. 7.625%, 04/15/22	1,098,000	1,194,075

Computers—0.1%
International Business Machines Corp. 3.375%, 08/01/23	1,045,000	1,030,995

Construction & Engineering—0.0%
Odebrecht Offshore Drilling Finance, Ltd. 6.750%, 10/01/22 (144A) (a)	375,000	384,375

Containers & Packaging—0.0%
Rock Tenn Co. 4.000%, 03/01/23	214,000	207,339

Diversified Financial Services—0.3%
Discover Financial Services 3.850%, 11/21/22	800,000	763,266
Ford Motor Credit Co., LLC 4.375%, 08/06/23	233,000	233,132
5.000%, 05/15/18	1,438,000	1,575,402
Lehman Brothers Holdings Capital Trust VII 5.857%, 11/29/49 (g)	325,000	33
Lehman Brothers Holdings, Inc. 6.500%, 07/19/17 (g)	1,770,000	177
6.750%, 12/28/17 (g)	2,505,000	250
Novus USA Trust 2013-1 1.562%, 02/28/14 (144A) (c)	960,000	958,560

		3,530,820

Electric—0.6%
Cleveland Electric Illuminating Co.
5.950%, 12/15/36	328,000	334,960
8.875%, 11/15/18	181,000	232,176
Dominion Resources, Inc. 1.950%, 08/15/16	880,000	897,942
Duke Energy Carolinas, LLC 4.250%, 12/15/41	515,000	484,953
Energy Future Intermediate Holding Co., LLC 10.000%, 12/01/20	2,590,000	2,729,213
Georgia Power Co. 3.000%, 04/15/16	1,095,000	1,141,969
Jersey Central Power & Light Co. 7.350%, 02/01/19	330,000	395,865
MidAmerican Energy Holdings Co. 6.500%, 09/15/37	725,000	856,341
Trans-Allegheny Interstate Line Co. 4.000%, 01/15/15 (144A)	345,000	356,253

		7,429,672

Healthcare Products—0.1%
Boston Scientific Corp. 2.650%, 10/01/18	166,000	166,072
Edwards Lifesciences, Corp. 2.875%, 10/15/18	788,000	784,898

		950,970

Healthcare Services—0.2%
Coventry Health Care, Inc. 5.450%, 06/15/21	569,000	632,047
HCA, Inc. 7.250%, 09/15/20	520,000	565,500
Tenet Healthcare Corp. 6.250%, 11/01/18	690,000	736,575
UnitedHealth Group, Inc. 3.375%, 11/15/21	230,000	229,311
WellPoint, Inc. 1.875%, 01/15/18	650,000	644,305
2.300%, 07/15/18	42,000	42,019

		2,849,757

Household Products—0.1%
Reynolds Group Issuer, Inc.
6.875%, 02/15/21 (c)	625,000	667,188
7.875%, 08/15/19	715,000	786,500

		1,453,688

Insurance—0.8%
American International Group, Inc.
3.375%, 08/15/20	820,000	820,499
3.800%, 03/22/17	1,170,000	1,244,308
4.125%, 02/15/24	471,000	471,325
4.875%, 06/01/22	711,000	762,733
5.450%, 05/18/17	505,000	564,497
8.175%, 05/15/68 (c)	360,000	421,380
AXA S.A. 5.250%, 04/16/40 (EUR) (c)	550,000	783,060
Manulife Financial Corp. 3.400%, 09/17/15	960,000	1,000,229
Muenchener Rueckversicherungs AG 6.000%, 05/26/41 (EUR) (c)	500,000	772,315
Prudential Financial, Inc.
4.750%, 09/17/15	877,000	940,977
5.375%, 06/21/20	770,000	868,614
5.875%, 09/15/42	566,000	554,680
XL Group plc 6.500%, 12/29/49 (c)	1,005,000	962,287

		10,166,904

Lodging—0.1%
Paris Las Vegas Holding, LLC
8.000%, 10/01/20 (144A)	471,000	471,000
11.000%, 10/01/21 (144A)	521,000	521,000

		992,000

MSF-40

Metropolitan Series Fund

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount	Value

Media—0.7%
CBS Corp.
4.625%, 05/15/18	$215,000	$235,392
5.750%, 04/15/20	170,000	189,879
8.875%, 05/15/19	380,000	485,770
Comcast Corp.
4.650%, 07/15/42	1,172,000	1,114,493
5.875%, 02/15/18	205,000	239,178
COX Communications, Inc.
2.950%, 06/30/23 (144A)	338,000	291,743
4.700%, 12/15/42 (144A)	32,000	25,916
8.375%, 03/01/39 (144A)	1,510,000	1,791,102
DIRECTV Holding, LLC 3.800%, 03/15/22	490,000	457,341
NBCUniversal Enterprise, Inc. 5.250%, 12/31/49 (144A)	500,000	495,000
NBCUniversal Media, LLC
4.375%, 04/01/21	1,090,000	1,173,445
4.450%, 01/15/43	461,000	426,067
5.150%, 04/30/20	946,000	1,072,730
TCI Communications, Inc. 7.875%, 02/15/26	1,159,000	1,515,505

		9,513,561

Mining—0.2%
BHP Billiton Finance USA, Ltd.
3.850%, 09/30/23	689,000	694,282
5.000%, 09/30/43	271,000	276,011
Novelis, Inc. 8.750%, 12/15/20	1,095,000	1,201,762

		2,172,055

Oil & Gas—1.3%
Apache Corp. 4.250%, 01/15/44	305,000	266,825
BP Capital Market plc 2.750%, 05/10/23	695,000	634,768
Laredo Petroleum, Inc. 7.375%, 05/01/22	440,000	466,400
Linn Energy, LLC 6.750%, 11/01/19 (144A) (c)	532,000	501,410
MEG Energy Corp. 6.500%, 03/15/21 (144A)	1,495,000	1,506,212
Murphy Oil Corp.
2.500%, 12/01/17	758,000	752,364
3.700%, 12/01/22	403,000	375,621
4.000%, 06/01/22	171,000	163,527
Nexen, Inc.
5.875%, 03/10/35	30,000	31,052
7.500%, 07/30/39	410,000	503,186
Noble Energy, Inc.
4.150%, 12/15/21	380,000	395,608
6.000%, 03/01/41	430,000	483,891
8.250%, 03/01/19	360,000	449,866
Noble Holding International, Ltd.
3.950%, 03/15/22	150,000	144,688
5.250%, 03/15/42	615,000	560,031

Oil & Gas—(Continued)
Novatek OAO 4.422%, 12/13/22 (144A)	355,000	325,712
Petrobras International Finance Co. 3.875%, 01/27/16	1,835,000	1,893,333
Range Resources Corp. 5.750%, 06/01/21	155,000	162,750
Shell International Finance BV 4.550%, 08/12/43	709,000	698,490
Sibur Securities, Ltd. 3.914%, 01/31/18 (144A)	200,000	190,000
Total Capital International S.A. 3.700%, 01/15/24	1,435,000	1,441,427
Transocean, Inc.
2.500%, 10/15/17	1,210,000	1,213,248
5.050%, 12/15/16	860,000	942,464
6.000%, 03/15/18	1,569,000	1,767,896
6.500%, 11/15/20	530,000	591,610

		16,462,379

Paper & Forest Products—0.1%
International Paper Co. 4.750%, 02/15/22	1,924,000	2,026,272

Pharmaceuticals—0.0%
Teva Pharmaceutical Finance Co. BV 3.650%, 11/10/21	290,000	287,837

Pipelines—0.3%
Energy Transfer Partners, L.P.
3.600%, 02/01/23	850,000	791,763
4.150%, 10/01/20 (a)	820,000	842,726
Enterprise Products Operating, LLC 4.450%, 02/15/43	335,000	296,359
Western Gas Partners, L.P.
4.000%, 07/01/22	385,000	373,647
5.375%, 06/01/21	668,000	714,399
Williams Cos., Inc.
3.700%, 01/15/23	1,090,000	984,419
7.875%, 09/01/21	256,000	305,301

		4,308,614

Real Estate—0.1%
Realogy Corp. 7.875%, 02/15/19 (144A)	847,000	925,348

Real Estate Investment Trusts—0.0%
Ventas Realty, L.P. 2.700%, 04/01/20	177,000	168,694
Vornado Realty, L.P. 5.000%, 01/15/22	405,000	424,635

		593,329

Retail—0.1%
QVC, Inc. 7.500%, 10/01/19 (144A)	590,000	634,915

MSF-41

Metropolitan Series Fund

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount	Value

Retail—(Continued)
Wal-Mart Stores, Inc. 4.000%, 04/11/43	$425,000	$378,883

		1,013,798

Software—0.1%
First Data Corp. 7.375%, 06/15/19 (144A)	280,000	294,700
Oracle Corp. 2.500%, 10/15/22	695,000	640,688
Oracle Corp. 3.625%, 07/15/23	38,000	37,898

		973,286

Telecommunications—1.1%
America Movil S.A.B. de C.V. 2.375%, 09/08/16	1,140,000	1,159,152
CC Holdings GS V, LLC 3.849%, 04/15/23	519,000	467,998
Crown Castle Towers, LLC 6.113%, 01/15/40 (144A)	811,000	917,292
Intelsat Jackson Holdings S.A. 7.250%, 04/01/19	611,000	653,770
Level 3 Financing, Inc. 8.125%, 07/01/19	581,000	621,670
MetroPCS Wireless, Inc. 7.875%, 09/01/18	42,000	45,412
SBA Tower Trust 5.101%, 04/15/42 (144A)	94,000	101,468
Sprint Corp. 7.875%, 09/15/23 (144A)	425,000	433,500
Sprint Nextel Corp. 9.000%, 11/15/18 (144A)	1,470,000	1,723,575
Verizon Communications, Inc.
2.450%, 11/01/22	405,000	359,106
3.650%, 09/14/18 (a)	2,400,000	2,528,863
3.850%, 11/01/42	2,302,000	1,817,774
5.150%, 09/15/23	1,734,000	1,858,477
6.550%, 09/15/43	2,071,000	2,338,029

		15,026,086

Transportation—0.1%
Burlington Northern Santa Fe, LLC 3.000%, 03/15/23	792,000	745,258

Total Corporate Bonds & Notes (Identified Cost $104,697,240)		101,128,099

Asset-Backed Securities—6.7%

Asset Backed - Automobile—2.1%
AmeriCredit Automobile Receivables Trust
1.310%, 11/08/17	265,000	264,844
1.660%, 09/10/18	170,000	170,315
1.690%, 11/08/18 (c)	325,000	322,830

Asset Backed - Automobile—(Continued)
AmeriCredit Automobile Receivables Trust
1.930%, 08/08/18	$415,000	$414,147
2.420%, 05/08/18	440,000	446,590
2.640%, 10/10/17	430,000	438,945
2.720%, 09/09/19	100,000	101,137
3.310%, 10/08/19	245,000	245,821
3.440%, 10/08/17 (c)	565,000	586,487
AUTO ABS 2012-2 Srl 2.800%, 04/27/25 (EUR)	577,168	787,640
Chesapeake Funding, LLC
1.782%, 11/07/23 (144A) (c)	390,000	391,778
2.182%, 11/07/23 (144A) (c)	255,000	256,158
Credit Acceptance Auto Loan Trust 1.210%, 10/15/20 (144A)	340,000	339,902
DT Auto Owner Trust
2.260%, 10/16/17 (144A) (c)	350,309	350,709
3.380%, 10/16/17 (144A) (c)	280,000	281,440
4.030%, 02/15/17 (144A)	355,000	356,201
4.940%, 07/16/18 (144A)	565,000	575,450
Ford Credit Floorplan Master Owner Trust 1.390%, 09/15/16	305,000	306,133
1.682%, 01/15/16 (c)	620,000	621,763
2.090%, 09/15/16	535,000	538,134
2.282%, 01/15/16 (c)	580,000	582,064
2.860%, 01/15/19 (c)	139,000	142,919
3.500%, 01/15/19 (c)	265,000	274,042
Hyundai Auto Receivables Trust 2.610%, 05/15/18	360,000	366,444
Prestige Auto Receivables Trust 1.090%, 02/15/18 (144A)	595,144	596,021
1.330%, 05/15/19 (144A)	330,000	328,453
Santander Drive Auto Receivables Trust
0.800%, 10/17/16 (144A)	355,000	354,659
1.190%, 05/15/18	1,090,000	1,076,124
1.210%, 10/16/17 (144A) (c)	1,260,000	1,256,880
1.330%, 05/15/17	510,000	510,828
1.330%, 03/15/18	1,210,000	1,198,387
1.480%, 05/15/17 (144A)	174,352	174,787
1.560%, 08/15/18	730,000	736,179
1.780%, 11/15/18 (144A) (c)	2,360,000	2,309,470
1.890%, 10/15/19 (144A)	775,000	774,820
1.940%, 12/15/16 (c)	1,115,000	1,127,384
1.940%, 03/15/18 (c)	350,000	347,467
2.160%, 01/15/20	610,000	620,529
2.700%, 08/15/18	350,000	352,204
2.720%, 05/16/16 (c)	330,000	335,135
2.940%, 12/15/17 (c)	520,000	530,213
3.010%, 04/16/18 (c)	1,520,000	1,560,196
3.120%, 10/15/19 (144A)	300,000	300,328
3.200%, 02/15/18 (c)	1,175,000	1,208,478
3.250%, 01/15/20	510,000	517,943
3.780%, 11/15/17 (c)	445,000	454,989
3.780%, 10/15/19 (144A)	195,000	195,396
4.670%, 01/15/20 (144A)	1,085,000	1,084,491

		27,113,254

MSF-42

Metropolitan Series Fund

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount	Value

Asset Backed - Credit Card—0.3%
CHLUPA Trust 3.326%, 08/15/20 (144A)	$998,543	$998,531
World Financial Network Credit Card Master Trust 2.150%, 04/17/23 (c)	1,570,000	1,531,034
2.230%, 08/15/22	1,270,000	1,261,288

		3,790,853

Asset Backed - Home Equity—0.1%
Morgan Stanley Home Equity Loan Trust 0.499%, 09/25/35 (c)	300,458	281,688
RASC Trust 6.349%, 03/25/32	87,869	85,619

		367,307

Asset Backed - Other—2.5%
321 Henderson Receivables I, LLC
3.820%, 12/15/48 (144A)	537,725	563,302
5.560%, 07/15/59 (144A)	1,428,176	1,623,975
Anchorage Capital CLO, Ltd. 1.466%, 07/13/25 (c)	1,075,000	1,068,380
Battalion CLO, Ltd. 1.689%, 10/22/25 (144A) (c)	615,000	613,462
Benefit Street Partners CLO, Ltd. 1.472%, 07/15/24 (144A) (c)	320,000	319,758
Carlyle Global Market Strategies 1.656%, 01/20/25 (144A) (c)	1,935,000	1,937,258
Cavalry CLO II 2.268%, 01/17/24 (144A) (c)	990,000	987,858
Chase Funding Mortgage Loan Asset-Backed Certificates 6.333%, 04/25/32 (c)	193,503	197,763
Countrywide Asset-Backed Certificates 0.629%, 03/25/47 (144A) (c)	338,964	179,838
1.184%, 07/25/34 (c)	173,570	164,486
5.071%, 04/25/35 (c)	546,757	433,078
CT CDO IV, Ltd. 0.490%, 10/20/43 (144A) (c)	570,216	530,785
Finance America Mortgage Loan Trust 1.229%, 09/25/33 (c)	142,506	131,048
Fremont Home Loan Trust 1.229%, 12/25/33 (c)	140,245	129,576
GMAC Mortgage Corp. Loan Trust 0.419%, 10/25/34 (144A) (c)	236,054	197,449
GoldenTree Loan Opportunities VII, Ltd. 1.414%, 04/25/25 (144A) (c)	790,000	788,140
Greenpoint Mortgage Funding Trust 0.779%, 09/25/34 (c)	16,837	16,779
GT Loan Financing I, Ltd. 1.472%, 10/28/24 (144A) (c)	680,000	676,192
HLSS Servicer Advance Receivables Backed Notes
1.183%, 08/15/44 (144A)	995,000	994,403
1.287%, 09/15/44 (144A)	740,000	740,000
1.340%, 10/15/43 (144A)	220,000	220,066
HLSS Servicer Advance Receivables Backed Notes
1.495%, 05/16/44 (144A)	140,000	139,076
1.495%, 01/16/46 (144A) (c)	1,580,000	1,574,628
1.793%, 05/15/46 (144A) (c)	2,210,000	2,174,861
1.979%, 08/15/46 (144A)	385,000	386,463
1.990%, 10/15/45 (144A)	440,000	441,936
ING Investment Management Co. 1.798%, 10/15/22 (144A) (c)	435,000	435,984
KKR CLO Trust 1.453%, 07/15/25 (144A) (c)	565,000	559,233
KKR Financial CL 2007-A Corp. 1.018%, 10/15/17 (144A) (c)	923,690	919,418
Knollwood CDO, Ltd. 3.471%, 01/10/39 (144A) (c)	534,202	5
Long Beach Mortgage Loan Trust 1.829%, 02/25/34 (c)	172,279	151,473
Nationstar Mortgage Advance Receivable Trust
1.080%, 06/20/44 (144A)	1,240,000	1,239,537
1.679%, 06/20/46 (144A)	1,765,000	1,762,475
Northwoods Capital Corp.
1.686%, 01/18/24 (144A) (c)	615,000	615,399
2.516%, 01/18/24 (144A) (c)	580,000	583,001
Octagon Investment Partners XVI , Ltd. 1.392%, 07/17/25 (144A) (c)	720,000	715,314
OHA Loan Funding, Ltd. 1.680%, 08/23/24 (144A) (c)	695,000	691,525
OZLM Funding, Ltd.
1.467%, 07/22/25 (144A) (c)	1,205,000	1,194,220
1.746%, 10/30/23 (144A) (c)	1,070,000	1,076,965
PFS Financing Corp. 1.382%, 02/15/16 (144A) (c)	800,000	801,340
SpringCastle America Funding, LLC 3.750%, 04/03/21 (144A)	2,194,245	2,174,636
Structured Asset Securities Corp. 0.429%, 11/25/37 (c)	62,358	60,336
Vibrant CLO, Ltd. 1.748%, 07/17/24 (144A) (c)	1,920,000	1,922,490
2.668%, 07/17/24 (144A) (c)	500,000	503,542

		32,637,453

Asset Backed - Student Loan—1.7%
Nelnet Student Loan Trust
0.372%, 08/23/27 (c)	695,000	676,212
1.912%, 11/25/24 (c)	796,000	836,902
Scholar Funding Trust 1.164%, 10/28/43 (144A) (c)	482,700	480,058
SLC Private Student Loan Trust 0.438%, 07/15/36 (c)	1,290,000	1,253,509
SLM Private Credit Student Loan Trust
0.434%, 03/15/23 (c)	444,131	434,001
0.724%, 09/15/33 (c)	80,935	69,874
SLM Private Education Loan Trust 1.282%, 08/15/23 (144A) (c)	669,807	672,622
SLM Student Loan Trust
0.454%, 06/15/21 (c)	961,564	945,243
0.544%, 12/15/25 (144A) (c)	1,105,000	1,103,226

MSF-43

Metropolitan Series Fund

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount	Value

Asset Backed - Student Loan—(Continued)
SLM Student Loan Trust
0.932%, 10/16/23 (144A) (c)	$628,427	$627,553
1.030%, 02/15/22 (144A) (c)	1,130,000	1,130,011
1.232%, 05/17/27 (144A) (c)	1,550,000	1,532,057
1.582%, 08/15/25 (144A) (c)	327,481	330,013
1.680%, 10/15/31 (144A) (c)	440,000	440,004
1.770%, 05/17/27 (144A)	2,305,000	2,252,967
1.850%, 06/17/30 (144A)	2,205,000	2,131,560
1.966%, 07/25/23 (c)	635,000	663,628
2.090%, 06/15/45 (144A)	530,000	523,713
2.940%, 10/15/31 (144A)	830,000	829,800
2.950%, 02/15/46 (144A)	1,965,000	2,023,643
3.310%, 10/15/46 (144A) (c)	1,550,000	1,609,156
3.480%, 10/15/30 (144A)	110,000	115,287
3.740%, 02/15/29 (144A)	200,000	209,858
3.830%, 01/17/45 (144A)	445,000	464,639
4.540%, 10/17/44 (144A)	610,000	665,860

		22,021,396

Total Asset-Backed Securities (Identified Cost $86,196,830)		85,930,263

Mortgage-Backed Securities—5.1%

Collateralized-Mortgage Obligation—0.8%
Countrywide Alternative Loan Trust 5.500%, 11/25/35	1,920,452	1,626,553
5.500%, 04/25/37	883,394	653,083
6.500%, 09/25/37	3,301,383	2,545,855
Countrywide Home Loan Mortgage Pass-Through Trust 0.379%, 04/25/46 (c)	558,315	417,002
0.519%, 02/25/35 (c)	310,381	265,110
Credit Suisse Mortgage Capital Certificates 2.584%, 05/27/36 (144A) (c)	912,270	842,941
4.741%, 08/27/46 (144A) (c)	1,054,020	1,012,939
Deutsche ALT-A Securities, Inc. Alternate Loan Trust 0.329%, 12/25/36 (c)	736,952	577,538
Deutsche Mortgage Securities, Inc. 5.227%, 06/26/35 (144A) (c)	230,512	232,783
GSR Mortgage Loan Trust 6.000%, 07/25/37	921,526	850,409
Indymac Index Mortgage Loan Trust 0.799%, 06/25/34 (c)	47,575	43,321
2.640%, 10/25/35 (c)	170,648	142,808
JPMorgan Mortgage Trust 6.500%, 08/25/36	235,824	203,812
MASTR Adjustable Rate Mortgages Trust 2.106%, 09/25/33 (c)	250,350	245,054
MASTR Reperforming Loan Trust 4.894%, 05/25/36 (144A) (c)	289,554	271,689
WaMu Mortgage Pass-Through Certificates 4.897%, 08/25/36 (c)	216,896	190,760

		10,121,657

Commercial Mortgage-Backed Securities—4.3%
Banc of America Commercial Mortgage Trust 5.482%, 01/15/49 (c)	80,000	83,606
5.857%, 06/10/49 (c)	1,724,370	1,893,673
Banc of America Large Loan, Inc. 2.482%, 11/15/15 (144A) (c)	905,617	907,070
Banc of America Merrill Lynch Commercial Mortgage, Inc. 5.344%, 11/10/42 (c)	1,551,051	1,585,152
Bayview Commercial Asset Trust 0.409%, 07/25/36 (144A) (c)	411,809	336,357
BB-UBS Trust 0.730%, 11/05/36 (144A) (c) (d)	10,235,000	593,732
Bear Stearns Commercial Mortgage Securities 5.189%, 12/11/38	973,904	1,072,866
5.317%, 02/11/44	690,777	762,017
5.449%, 12/11/40 (c)	170,000	182,172
5.650%, 06/11/50 (c)	685,604	764,552
CD 2007-CD5 Mortgage Trust 6.119%, 11/15/44 (c)	80,000	90,541
Citigroup Commercial Mortgage Trust 1.312%, 09/10/46 (c) (d)	3,920,000	299,880
6.336%, 12/10/49 (c)	440,000	482,790
COMM 2010-RR1 Mortgage Trust 5.543%, 12/11/49 (144A) (c)	320,000	347,127
COMM 2013-CCRE7 Mortgage Trust 1.761%, 03/10/46 (c)( d)	5,512,884	506,232
COMM 2013-GAM 3.367%, 02/10/28 (144A)	680,000	654,542
Commercial Mortgage Pass-Through Certificates 1.701%, 03/10/46 (c) (d)	7,636,943	608,726
2.417%, 05/15/45 (c) (d)	3,672,597	459,413
3.400%, 10/05/30 (144A) (c)	605,000	565,518
5.311%, 12/15/39	4,000,000	4,365,944
5.347%, 12/10/46	665,000	728,938
Commercial Mortgage Trust 5.475%, 03/10/39	65,000	67,970
5.867%, 12/10/49 (c)	385,000	419,076
Credit Suisse First Boston Mortgage Securities Corp. 4.771%, 07/15/37	125,000	130,050
Credit Suisse Mortgage Capital Certificates 0.452%, 04/15/22 (144A) (c)	880,000	838,602
DBRR Trust 0.946%, 09/25/45 (144A)	1,761,986	1,761,180
1.636%, 08/18/17 (144A)	525,428	524,622
5.936%, 06/17/49 (c)	510,000	571,200
Del Coronado Trust 5.183%, 03/15/18 (144A) (c)	520,000	522,288
Extended Stay America Trust 2.675%, 12/05/31 (144A) (c)	1,120,000	1,100,349
2.958%, 12/05/31 (144A) (c)	535,000	522,825
FREMF Mortgage Trust 3.274%, 04/25/46 (144A) (c)	85,000	77,760
GE Capital Commercial Mortgage Corp. 4.578%, 06/10/48	1,656,555	1,675,149

MSF-44

Metropolitan Series Fund

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Greenwich Capital Commercial Funding Corp. 5.475%, 03/10/39	$85,000	$89,560
5.736%, 12/10/49	280,000	314,496
GS Mortgage Securities Corp. II 3.249%, 11/08/29 (144A) (d)	4,270,000	284,479
3.550%, 12/10/27 (144A) (c)	1,080,000	950,088
3.633%, 06/05/31 (144A)	130,000	129,876
5.591%, 11/10/39	230,000	249,202
5.622%, 11/10/39	420,000	401,542
GS Mortgage Securities Trust 5.993%, 08/10/45 (c)	777,972	859,951
JPMBB Commercial Mortgage Securities Trust 1.203%, 08/15/46 (c) (d)	9,180,000	490,212
JPMorgan Chase Commercial Mortgage Securities Corp. 2.196%, 06/15/45 (c) (d)	3,098,717	319,255
5.447%, 06/12/47	297,784	302,637
5.630%, 12/12/44 (c)	650,000	702,361
5.951%, 06/15/43(144A)	1,150,000	1,299,815
6.078%, 02/12/51 (c)	925,012	1,041,081
6.125%, 02/12/51 (c)	633,928	684,852
JPMorgan Chase Commercial Mortgage Securities Trust 4.161%, 12/15/47 (c)	245,000	228,012
5.372%, 05/15/47	195,000	208,663
5.431%, 06/12/47 (c)	1,418,876	1,568,169
5.439%, 01/15/49	989,598	1,099,328
5.850%, 02/15/51 (c)	1,301,833	1,472,524
JPMorgan Chase Commercial Mortgage Series Trust 0.729%, 04/15/46 (c) (d)	1,030,000	46,549
1.732%, 04/15/46 (c) (d)	3,532,816	353,617
3.958%, 04/15/46	280,000	250,948
LB-UBS Commercial Mortgage Trust 5.205%, 04/15/30 (c)	430,000	445,897
5.866%, 09/15/45 (c)	433,072	484,543
Merrill Lynch Mortgage Trust 5.273%, 11/12/37 (c)	1,000,000	1,050,270
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.700%, 09/12/49	1,630,000	1,824,299
Morgan Stanley Bank of America Merrill Lynch 1.894%, 02/15/46 (c) (d)	2,980,694	306,719
Morgan Stanley Capital I 5.760%, 04/12/49 (c)	930,000	987,375
Morgan Stanley Capital I Trust 2.861%, 03/15/45 (144A) (c) (d)	5,806,496	745,821
5.312%, 03/15/44	1,402,089	1,547,299
5.665%, 04/15/49 (c)	530,259	582,628
Morgan Stanley Capital I, Inc. 6.340%, 07/15/30 (144A)	163,087	165,908
Morgan Stanley Capital Trust 5.406%, 03/15/44	360,000	385,496
Morgan Stanley Re-REMIC Trust 0.010%, 07/17/56 (144A)	837,239	816,308

Commercial Mortgage-Backed Securities—(Continued)
Morgan Stanley Re-REMIC Trust 1.000%, 03/27/51 (144A)	826,044	808,585
2.000%, 07/27/49 (144A)	703,460	708,321
2.500%, 03/23/51 (144A)	405,857	406,547
Motel 6 Trust 2.743%, 10/05/25 (144A) (c)	390,000	386,151
RBSCF Trust 6.123%, 02/16/51 (144A) (c)	2,261,964	2,456,445
S2 Hospitality, LLC 4.500%, 04/15/25 (144A)	59,369	59,369
STRIPS 2012-1, Ltd. 1.500%, 12/25/44 (144A)	1,051,228	1,035,460
Wachovia Bank Commercial Mortgage Trust 5.924%, 02/15/51 (c)	520,000	499,522
Wells Fargo Re-REMIC Trust 1.750%, 08/20/21 (144A)	656,650	654,476
WF-RBS Commercial Mortgage Trust 0.873%, 08/15/46 (c) (d)	5,465,504	240,575
1.985%, 12/15/45 (144A) (c) (d)	5,122,164	575,245

		56,022,395

Total Mortgage-Backed Securities (Identified Cost $65,092,144)		66,144,052

Foreign Government—0.3%

Sovereign – 0.3%
Brazilian Government International Bond 7.125%, 01/20/37	230,000	270,250
Mexico Government International Bond
4.000%, 10/02/23	1,650,000	1,639,687
6.750%, 09/27/34	215,000	254,775
Russian Foreign Bond 7.500%, 03/31/30	893,750	1,053,267
South Africa Government International Bond 4.665%, 01/17/24 (a)	340,000	329,800
5.500%, 03/09/20	365,000	391,919

Total Foreign Government (Identified Cost $3,977,630)		3,939,698

Term Loans—0.1%

Lodging—0.1%
Hilton Fort Lauderdale 7.402%, 02/22/16	1,000,000	1,000,000
Motel 6 Operating, L.P. 10.000%, 10/15/17	897,744	924,676

Total Term Loans (Identified Cost $1,893,412)		1,924,676

MSF-45

Metropolitan Series Fund

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Preferred Stock—0.1%

Security Description	Shares/ Principal/ Notional Amount	Value

Diversified Financial Services—0.1%
Citigroup Capital XIII	41,099	$1,128,990

Thrifts & Mortgage Finance—0.0%
Federal Home Loan Mortgage Corp. (b)	20,000	117,000
Federal National Mortgage Association (Series S) (b)	20,000	116,800

		233,800

Total Preferred Stock (Identified Cost $1,188,916)		1,362,790

Municipal Bonds & Notes—0.1%

Municipal Agency—0.1%
New York City Municipal Water Finance Authority 5.375%, 06/15/43	$530,000	562,230
5.500%, 06/15/43	630,000	675,133

Total Municipal Bonds & Notes (Identified Cost $1,143,598)		1,237,363

Options Purchased—0.0%

Call Options—0.0%
AUD Currency, Strike Price USD 0.915, Expires 10/01/13 (Counterparty-BNP Paribas S.A.) (AUD)	4,370,000	75,269
USD Currency, Strike Price JPY 100.00, Expires 10/31/13 (Counterparty-JPMorgan Clearing)	1,730,000	10,458
USD Currency, Strike Price JPY 100.00, Expires 10/31/13 (Counterparty-JPMorgan Clearing)	645,000	3,899
USD Currency, Strike Price JPY 105.00, Expires 10/31/13 (Counterparty-BNP Paribas S.A.)	4,750,000	1,501
USD Currency, Strike Price JPY 110.00, Expires 10/31/13 (Counterparty-JPMorgan Clearing)	1,730,000	9
USD Currency, Strike Price JPY 110.00, Expires 10/31/13 (Counterparty-JPMorgan Clearing)	645,000	3

		91,139

Put Options—0.0%
EUR Currency, Strike Price USD 1.24, Expires 10/01/13 (Counterparty-Royal Bank of Scotland plc) (EUR)	9,350,000	0

Total Options Purchased (Identified Cost $249,038)		91,139

Escrow Shares—0.0%
Security Description	Shares/ Principal Amount	Value

Diversified Financial Services—0.0%
Lehman TBA Claim Receivable	39,031	17,222

Total Escrow Shares (Identified Cost $0)		17,222

Short Term Investments — 3.6%

Mutual Funds—2.3%
State Street Navigator Securities Lending MET Portfolio (h)	29,069,011	29,069,011

Repurchase Agreement—1.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/13 at 0.000% to be repurchased at $16,764,000 on 10/01/13, collateralized by $17,125,000 U.S. Treasury Note at 0.250% due 09/30/15 with a value of $17,103,594	$16,764,000	16,764,000

Total Short Term Investments (Identified Cost $45,833,011)		45,833,011

Total Investments—111.3% (Identified Cost $1,281,361,860) (i)		1,436,665,571
Other assets and liabilities (net)—(11.3)%		(145,449,961)

Net Assets—100.0%		$1,291,215,610

(a)	All or a portion of the security was on loan. As of September 30, 2013, the market value of securities loaned was $28,292,056 and the collateral received consisted of cash in the amount of $29,069,011. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.
(c)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2013.
(d)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments. The principal amount shown reflects the notional amount of the security.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2013, the market value of securities pledged was $5,121,394.
(f)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements.
(g)	Non-Income Producing; Defaulted Bond.
(h)	Represents investment of cash collateral received from securities lending transactions.
(i)	As of September 30, 2013, the aggregate cost of investments was $1,281,361,860. The aggregate unrealized appreciation and depreciation of investments was $177,935,201 and $(22,631,490), respectively, resulting in net unrealized appreciation of $155,303,711.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2013, the market value of 144A securities was $98,457,612, which is 7.6% of net assets.

MSF-46

Metropolitan Series Fund

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

(ACES)—	Alternative Credit Enhancement Securities.
(ARM)—	Adjustable-Rate Mortgage.
(CDO)—	Collateralized Debt Obligation.
(CLO)—	Collateralized Loan Obligation.
(REMIC)—	Real Estate Mortgage Investment Conduit.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(TIPS)—	A Treasury Inflation Protected Security is a security with a fixed interest rate and the principal is adjusted for inflation. At maturity, the security will be redeemed at the greater of the inflation adjusted principal or principal amount at original issue.
(AUD)—	Australian Dollar
(EUR)—	Euro
(JPY)—	Japanese Yen

Reverse Repurchase Agreements

Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par Value
Bank of America	0.110%	09/30/13	10/01/13	$11,520,000	$11,520,000
Bank of America	(0.030)%	09/30/13	10/01/13	12,553,450	12,553,450
BNP Paribas S.A.	0.100%	09/30/13	10/01/13	5,241,544	5,241,544
Credit Suisse	0.050%	09/30/13	10/01/13	19,911,371	19,911,371
Deutsche Bank	0.060%	09/30/13	10/01/13	11,807,900	11,807,900

Total				$61,034,265	$61,034,265

TBA Sale Commitments

Security Description	Face Amount	Value
Fannie Mae
4.000% (15 Year TBA)	$(3,300,000)	$(3,501,094)
3.500% (30 Year TBA)	(2,400,000)	(2,443,125)
4.000% (30 Year TBA)	(2,100,000)	(2,202,703)
4.500% (30 Year TBA)	(200,000)	(213,594)
5.000% (30 Year TBA)	(4,100,000)	(4,445,938)
6.000% (30 Year TBA)	(200,000)	(218,719)
Ginnie Mae
3.500% (30 Year TBA)	(2,400,000)	(2,467,125)
4.000% (30 Year TBA)	(2,400,000)	(2,531,250)
4.500% (30 Year TBA)	(5,400,000)	(5,820,188)
5.000% (30 Year TBA)	(100,000)	(108,859)

Total TBA Sale Commitments (Proceeds $23,435,843)		$(23,952,595)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Settlement Date	Counterparty	In Exchange for		Unrealized Appreciation/ (Depreciation)
INR	62,568,000	12/18/13	JPMorgan Chase	USD	990,000	$(10,849)
INR	80,276,900	12/18/13	Morgan Stanley Capital	USD	1,265,000	(8,715)
MXN	10,012,000	10/22/13	BNP Paribas S.A.	USD	761,415	2,190
MXN	28,771,787	12/18/13	Barclays Bank plc	USD	2,210,000	(25,564)
ZAR	22,106,325	12/18/13	Credit Suisse	USD	2,230,000	(53,192)

Contracts to Deliver
EUR	768,517	10/24/13	Barclays Bank plc	USD	1,038,647	(1,098)
JPY	109,125,601	12/18/13	BNP Paribas S.A.	USD	1,105,000	(5,737)
MXN	5,910,000	10/22/13	JP Morgan Chase	USD	457,210	6,460
MXN	4,637,000	10/22/13	BNP Paribas S.A.	USD	366,923	13,264
TRY	4,524,302	12/18/13	Bank of Amerca	USD	2,230,000	20,889

Net Unrealized Depreciation						$(62,352)

MSF-47

Metropolitan Series Fund

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	12/31/13	1,049	USD	230,675,694	$382,948
U.S. Treasury Note 5 Year Futures	12/31/13	48	USD	5,792,543	17,707
U.S. Treasury Bond 30 Year Futures	12/29/13	115	USD	15,148,941	189,184

Futures Contracts—Short
U.S. Treasury Note 10 Year Futures	12/19/13	(423)	USD	(52,463,435)	(999,799)
U.S. Treasury Ultra Long Bond Futures	12/19/13	(173)	USD	(24,111,136)	(471,082)

Net Unrealized Depreciation					$(881,042)

Options Written
Options Written—Call	Counterparty	Expiration Date	Contracts/ Notional Amount	Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
AUD Currency, Strike Price USD 0.915	Goldman Sachs	10/01/13	USD (4,370,000)	$(49,805)	$(75,269)	$(25,464)
USD Currency, Strike Price JPY 105.00	JPMorgan Clearing	10/31/13	USD (3,460,000)	(32,870)	(1,093)	31,777
USD Currency, Strike Price JPY 105.00	JPMorgan Clearing	10/31/13	USD (1,290,000)	(17,060)	(408)	16,652
USD Currency, Strike Price JPY 100.00	BNP Paribas S.A.	10/31/13	USD (2,375,000)	(17,718)	(14,357)	3,361
USD Currency, Strike Price JPY 110.00	BNP Paribas S.A.	10/31/13	USD (2,375,000)	(24)	(12)	12

Options Written—Put
EUR Currency, Strike Price USD 1.16	Royal Bank of Scotland plc	10/01/13	EUR (9,350,000)	(43,704)	0	43,704

Total Options Written				$(161,181)	$(91,139)	$70,042

Swap Agreements

Centrally Cleared Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	3.715%	09/03/43	USD 10,000,000	$105,209
Pay	3M LIBOR	3.943%	08/29/19	USD 11,250,000	25,455
Pay	3M LIBOR	4.016%	09/04/19	USD 45,000,000	128,480
Receive	3M LIBOR	0.480%	09/23/15	USD 113,780,000	(54,637)
Receive	3M LIBOR	0.504%	08/02/15	USD 112,570,000	(155,750)
Receive	3M LIBOR	1.165%	03/02/16	USD 11,250,000	(33,899)
Receive	3M LIBOR	1.240%	03/03/16	USD 45,000,000	(168,071)

Net Unrealized Depreciation					$(153,213)

Centrally Cleared Credit Default Swap Agreements—Buy Protection
Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Spread at September 30, 2013	Notional Amount	Unrealized Depreciation
Markit CDX North America High Yield Index, Series 20, Version 1	5.000%	06/20/18	3.592%	USD 4,715,000	$(98,696)

OTC Credit Default Swaps on Credit Indices—Sell Protection
Reference Obligation	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013	Notional Amount	Market Value	Upfront Premium Received	Unrealized Appreciation
Markit CMBX North America AAA-Rated Index, AM Tranche, Version 2	Deutsche Bank	0.500%	03/15/49	N/A	USD 645,000	$(38,023)	$(94,743)	$56,720
Markit CMBX North America AAA-Rated Index, AM Tranche, Version 4	Deutsche Bank	0.500%	02/17/51	N/A	USD 285,000	(30,396)	(43,288)	12,892

Totals						$(68,419)	$(138,031)	$69,612

MSF-48

Metropolitan Series Fund

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

OTC Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Counterparty	Fixed Rate	Maturity Date	Notional Amount	Market Value	Upfront Premium	Unrealized Appreciation/ (Depreciation)
Pay	6M EURIBOR	Bank of America	2.800%	11/10/41	EUR 1,200,000	$62,530	$0	$62,530
Receive	3M LIBOR	JPMorgan Chase	1.758%	06/25/22	USD 2,300,000	146,927	0	146,927
Receive	3M LIBOR	Bank of America	3.041%	05/24/43	USD 7,865,000	904,796	0	904,796
Receive	3M LIBOR	Deutsche Bank	3.049%	05/24/43	USD 3,680,000	418,473	0	418,473
Receive	6M EURIBOR	Deutsche Bank	2.783%	11/10/41	EUR 1,200,000	(56,734)	0	(56,734)

Totals						$1,475,992	$0	$1,475,992

Securities in the amount of $2,385,730 have been received at the custodian bank as collateral for swap contracts.

(AUD)—	Australian Dollar
(EUR)—	Euro
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(TRY)—	Turkish Lira
(USD)—	U.S. Dollar
(ZAR)—	African Rand

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$830,056,897	$—	$—	$830,056,897
Total U.S. Treasury & Government Agencies*	—	299,000,361	—	299,000,361
Total Corporate Bonds & Notes*	—	101,128,099	—	101,128,099
Total Asset-Backed Securities*	—	85,930,263	—	85,930,263
Total Mortgage-Backed Securities*	—	66,144,052	—	66,144,052
Total Foreign Government *	—	3,939,698	—	3,939,698
Total Term Loans*	—	1,924,676	—	1,924,676
Total Preferred Stock*	1,362,790	—	—	1,362,790
Total Municipal Bonds & Notes*	—	1,237,363	—	1,237,363
Total Options Purchased*	—	91,139	—	91,139
Total Escrow Shares*	—	17,222	—	17,222

MSF-49

Metropolitan Series Fund

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Short Term Investments
Mutual Funds	$29,069,011	$—	$—	$29,069,011
Repurchase Agreement	—	16,764,000	—	16,764,000
Total Short Term Investments	29,069,011	16,764,000	—	45,833,011
Total Investments	$860,488,698	$576,176,873	$—	$1,436,665,571

Reverse Repurchase Agreements	$—	$(61,034,265)	$—	$(61,034,265)
TBA Sale Commitments	—	(23,952,595)	—	(23,952,595)
Collateral for Securities Loaned (Liability)	—	(29,069,011)	—	(29,069,011)

Total Liabilities	$—	$(114,055,871)	$—	$(114,055,871)

Forward Foreign Currency Exchange Contracts
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$42,803	$—	$42,803
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(105,155)	—	(105,155)
Total Forward Foreign Currency Contracts (Net Unrealized Depreciation)	—	(62,352)	—	(62,352)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	589,839	—	—	589,839
Futures Contracts (Unrealized Depreciation)	(1,470,881)	—	—	(1,470,881)
Total Futures Contracts (Net Unrealized Depreciation)	(881,042)	—	—	(881,042)
Options Written
Call Options Written	—	(91,139)	—	(91,139)
Put Options Written	—	0	—	0
Total Options Written	—	(91,139)	—	(91,139)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	—	259,144	—	259,144
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(511,053)	—	(511,053)
Total Centrally Cleared Swap Contracts (Net Unrealized Depreciation)	—	(251,909)	—	(251,909)
OTC Swap Agreements
Swap Contracts at value (Assets)	—	1,532,726	—	1,532,726
Swap Contracts at value (Liabilities)	—	(125,153)	—	(125,153)
Total OTC Swap Agreements at value	—	1,407,573	—	1,407,573

*	See Schedule of Investments for additional detailed categorizations.

MSF-50

Metropolitan Series Fund

BlackRock Large Cap Value Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—97.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.4%
Boeing Co. (The)	181,100	$21,279,250
Raytheon Co.	246,075	18,965,000
Rockwell Collins, Inc.	68,600	4,655,196

		44,899,446

Airlines—1.7%
United Continental Holdings, Inc. (a) (b)	1,022,280	31,394,219

Auto Components—1.7%
TRW Automotive Holdings Corp. (a)	442,448	31,550,967

Capital Markets—2.2%
Goldman Sachs Group, Inc. (The)	255,252	40,383,419

Chemicals—0.4%
Cabot Corp.	153,339	6,549,109

Commercial Banks—5.4%
Regions Financial Corp.	817,700	7,571,902
SunTrust Banks, Inc.	836,100	27,106,362
U.S. Bancorp	1,573,250	57,549,485
Wells Fargo & Co.	221,000	9,131,720

		101,359,469

Commercial Services & Supplies—0.9%
Tyco International, Ltd.	495,225	17,322,970

Communications Equipment—2.8%
Brocade Communications Systems, Inc. (a)	976,800	7,863,240
Cisco Systems, Inc.	1,882,600	44,090,492

		51,953,732

Computers & Peripherals—2.2%
Apple, Inc.	19,400	9,248,950
EMC Corp.	965,400	24,675,624
Western Digital Corp.	107,385	6,808,209

		40,732,783

Construction & Engineering—0.9%
KBR, Inc. (b)	486,300	15,872,832

Consumer Finance—2.5%
Discover Financial Services	940,850	47,550,559

Containers & Packaging—1.0%
Packaging Corp. of America	155,100	8,854,659
Rock-Tenn Co. - Class A	101,976	10,327,110

		19,181,769

Diversified Financial Services—12.3%
Bank of America Corp.	5,113,776	70,570,109
Berkshire Hathaway, Inc. - Class B (a)	75,800	8,604,058
Citigroup, Inc.	1,376,551	66,776,489
JPMorgan Chase & Co.	1,490,137	77,025,181
NASDAQ OMX Group, Inc. (The)	266,575	8,554,392

		231,530,229

Diversified Telecommunication Services—0.6%
AT&T, Inc.	358,000	12,107,560

Electronic Equipment, Instruments & Components—1.1%
Avnet, Inc.	360,600	15,040,626
TE Connectivity, Ltd.	117,100	6,063,438

		21,104,064

Energy Equipment & Services—0.6%
Halliburton Co.	223,800	10,775,970

Food & Staples Retailing—2.8%
CVS Caremark Corp.	930,050	52,780,337

Health Care Equipment & Supplies—2.7%
Abbott Laboratories	626,200	20,783,578
Medtronic, Inc.	577,100	30,730,575

		51,514,153

Health Care Providers & Services—1.4%
Aetna, Inc.	275,600	17,643,912
Universal Health Services, Inc. - Class B	102,900	7,716,471

		25,360,383

Household Products—0.6%
Procter & Gamble Co. (The)	147,800	11,172,202

Industrial Conglomerates—4.0%
3M Co.	392,000	46,808,720
General Electric Co.	1,207,800	28,854,342

		75,663,062

Insurance—8.2%
Allied World Assurance Co. Holdings AG	60,700	6,032,973
American Financial Group, Inc.	386,750	20,907,705
American International Group, Inc.	1,101,000	53,541,630
Chubb Corp. (The)	298,700	26,661,962
HCC Insurance Holdings, Inc.	193,550	8,481,361
Travelers Cos., Inc. (The)	453,800	38,468,626

		154,094,257

Internet Software & Services—0.4%
AOL, Inc. (a) (b)	239,200	8,271,536

IT Services—1.1%
DST Systems, Inc.	155,200	11,703,632
Total System Services, Inc.	295,300	8,687,726

		20,391,358

Machinery—2.6%
Ingersoll-Rand plc	561,900	36,489,786
Oshkosh Corp. (a)	246,875	12,091,937

		48,581,723

Media—3.7%
Comcast Corp. - Class A	1,006,200	45,429,930

MSF-51

Metropolitan Series Fund

BlackRock Large Cap Value Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Media—(Continued)
Twenty-First Century Fox, Inc.	692,946	$23,213,691

		68,643,621

Multiline Retail—1.1%
Dillard’s, Inc. - Class A (b)	119,800	9,380,340
Macy’s, Inc.	265,400	11,483,858

		20,864,198

Oil, Gas & Consumable Fuels—12.9%
Chevron Corp.	673,775	81,863,663
Exxon Mobil Corp.	766,925	65,986,227
Marathon Petroleum Corp.	484,826	31,184,008
PBF Energy, Inc. (b)	475,970	10,685,527
Suncor Energy, Inc.	1,164,900	41,680,122
Tesoro Corp.	221,476	9,740,514

		241,140,061

Paper & Forest Products—2.5%
Domtar Corp.	295,000	23,428,900
International Paper Co.	538,600	24,129,280

		47,558,180

Pharmaceuticals—9.2%
AbbVie, Inc.	282,000	12,613,860
Eli Lilly & Co.	375,425	18,895,140
Johnson & Johnson	128,675	11,154,836
Merck & Co., Inc.	1,258,165	59,901,236
Pfizer, Inc.	2,464,575	70,757,948

		173,323,020

Semiconductors & Semiconductor Equipment—1.9%
Applied Materials, Inc.	1,576,790	27,656,897
Teradyne, Inc. (a) (b)	457,900	7,564,508

		35,221,405

Software—1.9%
Activision Blizzard, Inc.	374,900	6,249,583
Oracle Corp.	599,100	19,872,147
Symantec Corp.	407,600	10,088,100

		36,209,830

Specialty Retail—2.2%
Lowe’s Cos., Inc.	879,700	41,882,517

Total Common Stocks (Cost $1,512,820,781)		1,836,940,940

Short-Term Investments—4.4%
Security Description	Shares/Principal Amount*	Value

Mutual Fund—2.7%
State Street Navigator Securities Lending MET Portfolio (c)	50,046,518	50,046,518

Repurchase Agreement—1.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/13 at 0.000% to be repurchased at $33,002,000 on 10/01/13, collateralized by $33,575,000 U.S. Treasury Note at 0.875% due 04/30/17 with a value of $33,663,034.	33,002,000	33,002,000

Total Short-Term Investments (Cost $83,048,518)		83,048,518

Total Investments—102.3% (Cost $1,595,869,299) (d)		1,919,989,458
Other assets and liabilities (net)—(2.3)%		(43,096,401)

Net Assets—100.0%		$1,876,893,057

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2013, the market value of securities loaned was $48,414,190 and the collateral received consisted of cash in the amount of $50,046,518 and non-cash collateral with a value of $2,508. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2013, the aggregate cost of investments was $1,595,869,299. The aggregate unrealized appreciation and depreciation of investments were $342,791,514 and $(18,671,355), respectively, resulting in net unrealized appreciation of $324,120,159.

MSF-52

Metropolitan Series Fund

BlackRock Large Cap Value Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,836,940,940	$—	$—	$1,836,940,940
Short-Term Investments
Mutual Fund	50,046,518	—	—	50,046,518
Repurchase Agreement	—	33,002,000	—	33,002,000
Total Short-Term Investments	50,046,518	33,002,000	—	83,048,518
Total Investments	$1,886,987,458	$33,002,000	$—	$1,919,989,458

Collateral for securities loaned (Liability)	$—	$(50,046,518)	$—	$(50,046,518)

*	See Schedule of Investments for additional detailed categorizations.

MSF-53

Metropolitan Series Fund

BlackRock Money Market Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Certificate of Deposit—45.8% of Net Assets

Security Description	Principal Amount	Value

Commercial Banks—42.5%
Bank of Montreal 0.183%, 11/08/13	$10,000,000	$10,000,000
0.183%, 11/19/13	7,000,000	7,000,000
0.334%, 01/10/14 (b)	10,000,000	10,000,000
0.256%, 09/05/14 (b)	10,000,000	10,000,000
Bank of Nova Scotia 0.243%, 11/26/13 (b)	9,000,000	9,000,000
0.246%, 12/16/13 (b)	15,000,000	15,000,000
0.329%, 01/02/14 (b)	19,000,000	19,000,000
0.274%, 08/08/14	5,000,000	5,000,000
Bank of Tokyo Mitsubishi UFJ, Ltd. 0.101%, 10/04/13	25,000,000	25,000,000
0.112%, 10/07/13	26,500,000	26,500,000
0.223%, 10/18/13	10,000,000	10,000,000
BNP Paribas S.A. 0.346%, 02/03/14 (b)	8,000,000	8,000,000
Canadian Imperial Bank of Commerce 0.274%, 02/04/14 (b)	8,000,000	8,000,000
0.274%, 03/03/14 (b)	8,000,000	8,000,000
Commonwealth Bank of Australia 0.321%, 11/01/13 (b)	16,500,000	16,500,000
0.223%, 02/24/14 (b)	5,000,000	5,000,000
Credit Suisse 0.294%, 10/10/13	14,000,000	14,000,000
0.264%, 03/18/14	8,000,000	8,000,000
Deutsche Bank AG 0.284%, 02/26/14 (b)	10,000,000	10,000,000
DnB Bank ASA 0.274%, 10/03/13	10,000,000	10,000,000
Mitsubishi UFJ Trust & Banking Corp. 0.284%, 02/20/14	8,000,000	8,000,000
Mizuho Corporate Bank 0.091%, 10/07/13	20,000,000	20,000,000
0.213%, 11/14/13	12,000,000	12,000,000
National Australia Bank, Ltd. 0.283%, 10/21/13 (b)	14,000,000	14,000,000
0.253%, 03/07/14	10,000,000	10,000,000
0.268%, 08/13/14 (b)	5,000,000	5,000,000
Nederlandse Waterschapbank NV 0.256%, 02/18/14 (b)	6,000,000	6,000,000
Nordea Bank Finland plc 0.259%, 01/30/14	5,000,000	4,999,916
0.253%, 02/03/14	5,000,000	5,000,000
Norinchukin Bank 0.112%, 10/02/13	37,500,000	37,500,000
Rabobank Nederland 0.411%, 01/08/14	14,000,000	14,000,000
0.395%, 01/17/14	15,000,000	15,000,000
0.293%, 09/16/14 (b)	29,000,000	29,000,000
Royal Bank of Canada 0.233%, 01/15/14 (b)	7,000,000	7,000,000
0.263%, 03/27/14 (b)	6,000,000	6,000,000
Skandinaviska Enskilda Banken 0.238%, 10/07/13	12,000,000	11,999,990
Societe Generale N.A., Inc. 0.294%, 10/31/13	10,000,000	10,000,000
0.355%, 09/19/14 (b)	8,000,000	8,000,000

Commercial Banks—(Continued)
Sumitomo Mitsui Banking Corp. 0.101%, 10/07/13	$10,000,000	$10,000,000
0.243%, 11/18/13	10,000,000	10,000,000
0.223%, 12/09/13	10,500,000	10,500,000
0.233%, 02/10/14	20,000,000	20,000,000
Sumitomo Mitsui Trust Bank, Ltd. 0.223%, 12/11/13	10,000,000	10,000,000
Svenska Handelsbanken 0.253%, 01/17/14	8,000,000	8,000,120
TD Bank Financial Group 0.270%, 10/21/13 (b)	10,000,000	10,000,000
0.117%, 11/01/13	10,000,000	10,000,000
0.233%, 12/20/13 (b)	12,000,000	12,000,000
0.183%, 02/19/14 (b)	10,000,000	10,000,000
0.253%, 07/24/14 (b)	8,000,000	8,000,000
Wells Fargo Bank N.A. 0.104%, 10/09/13 (b)	8,000,000	8,000,123
0.223%, 02/10/14	10,000,000	10,000,000
0.183%, 03/12/14	10,000,000	10,000,000
Westpac Banking Corp. 0.360%, 11/01/13 (b)	18,530,000	18,529,193
0.284%, 04/15/14 (b)	14,500,000	14,500,000
0.263%, 08/28/14 (b)	7,000,000	7,000,000

		644,029,342

Diversified Financial Services—3.3%
Natixis 0.091%, 10/04/13	40,000,000	40,000,000
0.316%, 09/08/14 (b)	10,000,000	9,999,068

		49,999,068

Total Certificate of Deposit (Identified Cost $694,028,410)		694,028,410

Commercial Paper (a)—43.3%

Asset Backed—20.0%
Alpine Securitization Corp. 0.294%, 10/18/13	7,000,000	6,999,041
Antalis U.S. Funding Corp. 0.183%, 11/01/13	10,000,000	9,998,450
Aspen Funding Corp. 0.233%, 12/02/13	10,000,000	9,996,039
Bedford Row Funding Corp. 0.304%, 03/17/14	10,000,000	9,986,083
0.304%, 03/19/14	7,000,000	6,990,142
Fairway Finance Co., LLC 0.152%, 11/14/13	15,000,000	14,997,250
0.152%, 11/26/13	9,000,000	8,997,900
Kells Funding, LLC 0.294%, 10/04/13	6,000,000	5,999,855
0.264%, 10/15/13	15,000,000	14,998,483
0.246%, 11/01/13 (b)	10,000,000	10,000,000
0.236%, 11/19/13 (b)	9,000,000	9,000,000

MSF-54

Metropolitan Series Fund

BlackRock Money Market Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Commercial Paper—(Continued)

Security Description	Principal Amount	Value

Asset Backed—(Continued)
Liberty Funding, LLC 0.183%, 10/16/13	$5,000,000	$4,999,625
Nieuw Amsterdam Receivables Corp. 0.223%, 10/03/13	20,000,000	19,999,756
Old Line Funding, LLC 0.243%, 12/09/13	5,000,000	4,997,700
0.243%, 03/17/14	10,000,000	9,988,867
Regency Markets No. 1, LLC 0.152%, 10/15/13	15,000,000	14,999,125
0.152%, 10/21/13	5,000,000	4,999,583
0.152%, 10/25/13	10,000,000	9,999,000
Scaldis Capital, LLC 0.061%, 10/01/13	45,000,000	45,000,000
Starbird Funding Corp.
0.051%, 10/01/13	15,790,000	15,790,000
0.233%, 11/21/13	11,000,000	10,996,416
0.203%, 12/09/13	7,900,000	7,896,972
Thunder Bay Funding, LLC 0.243%, 11/21/13	8,000,000	7,997,280
0.243%, 12/06/13	22,531,000	22,521,086
Victory Receivables Corp. 0.172%, 10/28/13	15,000,000	14,998,087

		303,146,740

Commercial Banks—18.8%
Australia & New Zealand Banking Group, Ltd. 0.342%, 01/17/14 (b)	10,000,000	10,000,000
0.293%, 02/25/14 (b)	10,000,000	10,000,000
Canadian Imperial Bank of Commerce 0.258%, 06/13/14 (b)	2,900,000	2,900,000
Commonwealth Bank of Australia
0.230%, 03/03/14 (b)	6,000,000	5,999,873
0.235%, 03/28/14 (b)	7,000,000	7,002,147
0.268%, 05/02/14 (b)	8,000,000	8,000,000
0.268%, 05/15/14 (b)	10,000,000	10,000,000
DnB Bank ASA
0.264%, 01/22/14	10,000,000	9,991,839
0.264%, 01/27/14	10,000,000	9,991,478
0.233%, 01/28/14	10,000,000	9,992,397
0.259%, 02/06/14	7,000,000	6,993,653
Erste Abwicklungsanstalt
0.248%, 10/23/13	10,000,000	9,998,503
0.253%, 12/02/13	6,000,000	5,997,417
0.213%, 03/10/14	7,000,000	6,993,467
HSBC Bank plc
0.286%, 09/09/14 (b)	6,000,000	6,000,000
0.285%, 09/11/14 (b)	7,000,000	7,000,000
Mizuho Funding, LLC 0.218%, 11/25/13	10,000,000	9,996,715
Nederlandse Waterschapsbank NV
0.288%, 07/28/14 (b)	2,000,000	2,000,333
0.290%, 07/30/14 (b)	2,000,000	2,000,335
Nordea Bank AB
0.233%, 11/15/13	22,000,000	21,993,675
0.243%, 11/18/13	5,000,000	4,998,400

Commercial Banks—(Continued)
Nordea Bank AB
0.253%, 01/09/14	10,250,000	10,242,882
0.259%, 01/10/14	4,000,000	3,997,138
Societe Generale N.A., Inc. 0.010%, 10/01/13	48,000,000	48,000,000
Sumitomo Mitsui Banking Corp. 0.122%, 10/02/13	6,415,000	6,414,979
Svenska Handelsbanken AB 0.276%, 11/15/13 (b)	11,100,000	11,100,000
Svenska Handelsbanken, Inc. 0.208%, 11/08/13	20,000,000	19,995,672
0.253%, 02/04/14	7,000,000	6,993,875
Westpac Banking Corp. 0.276%, 10/08/13 (b)	10,000,000	10,000,000

		284,594,778

Diversified Financial Services—4.5%
BNP Paribas Finance, Inc. 0.314%, 03/18/14	6,000,000	5,991,320
BNZ International Funding, Ltd. 0.243%, 02/21/14	8,000,000	7,992,373
Collateralized Commercial Paper Co., LLC 0.304%, 03/11/14	21,000,000	20,971,826
Fortis Funding, LLC
0.081%, 10/03/13	13,000,000	12,999,942
0.061%, 10/04/13	10,000,000	9,999,950
ING U.S. Funding, LLC 0.294%, 02/07/14	10,000,000	9,989,608

		67,945,019

Total Commercial Paper (Identified Cost $655,686,537)		655,686,537

U.S. Treasury & Government Agencies—8.8%

Federal Agencies—1.0%
Federal National Mortgage Association 0.176%, 02/27/15 (b)	15,000,000	14,994,689

		14,994,689

U.S. Treasury—7.8%
U.S. Treasury Bills
0.081%, 10/10/13	15,000,000	14,999,702
0.091%, 12/19/13	15,000,000	14,997,038
0.092%, 12/26/13	25,000,000	24,994,565
0.041%, 03/27/14	3,791,000	3,790,245
U.S. Treasury Notes
0.137%, 12/31/13	10,000,000	10,033,669
0.159%, 01/31/14	19,286,000	19,388,698
0.177%, 02/28/14	10,000,000	10,070,418
0.115%, 03/31/14	10,000,000	10,006,721
0.119%, 05/15/14	10,000,000	10,284,345

		118,565,401

Total U.S. Treasury & Government Agencies (Identified Cost $133,560,090)		133,560,090

MSF-55

Metropolitan Series Fund

BlackRock Money Market Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Repurchase Agreement—1.9%

Security Description	Principal Amount	Value

Tri-Party Repurchase Agreement—1.9%
Deutsche Bank Repurchase Agreement dated 09/30/13 at 0.100% to be repurchased at $27,767,077 on 10/01/13, collateralized by $49,024,000 U.S. Government Agency obligations with rates ranging from 0.000% to 7.125%, and maturity dates ranging from 10/15/23 to 12/06/32 with a total value of $28,229,974.	$27,767,000	$27,767,000

Total Repurchase Agreement (Identified Cost $27,767,000)		27,767,000

Total Investments—99.8% (Identified Cost $1,511,042,037) (c)		1,511,042,037
Other assets and liabilities (net)—0.2%		3,502,870

Net Assets—100.0%		$1,514,544,907

(a)	Rate shown reflects discount rate at the time of purchase unless otherwise noted.
(b)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2013.
(c)	As of September 30, 2013, the aggregate cost of investments was $1,511,042,037.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Certificate of Deposit*	$—	$694,028,410	$—	$694,028,410
Total Commercial Paper*	—	655,686,537	—	655,686,537
Total U.S. Treasury & Government Agencies*	—	133,560,090	—	133,560,090
Total Repurchase Agreement*	—	27,767,000	—	27,767,000
Total Investments	$—	$1,511,042,037	$—	$1,511,042,037

*	See Schedule of Investments for additional detailed categorizations.

MSF-56

Metropolitan Series Fund

Davis Venture Value Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—95.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.3%
Textron, Inc. (a)	445,690	$12,305,501

Automobiles—0.4%
Harley-Davidson, Inc. (a)	245,872	15,794,817

Beverages—3.0%
Coca-Cola Co. (The)	1,344,436	50,927,236
Diageo plc (ADR)	264,362	33,595,123
Heineken Holding NV	528,451	33,434,783

		117,957,142

Capital Markets—9.5%
Ameriprise Financial, Inc.	204,016	18,581,777
Bank of New York Mellon Corp. (The)	7,812,673	235,864,598
Charles Schwab Corp. (The) (a)	2,031,394	42,943,669
Goldman Sachs Group, Inc. (The)	50,033	7,915,721
Julius Baer Group, Ltd. (a) (b)	1,430,768	66,789,798

		372,095,563

Chemicals—4.6%
Air Products & Chemicals, Inc. (a)	638,413	68,035,673
Ecolab, Inc. (a)	534,473	52,784,554
Monsanto Co.	249,314	26,020,902
Praxair, Inc. (a)	268,941	32,329,398

		179,170,527

Commercial Banks—6.6%
Wells Fargo & Co.	6,193,147	255,900,834

Commercial Services & Supplies—0.6%
Iron Mountain, Inc.	912,776	24,663,208

Computers & Peripherals—0.3%
Hewlett-Packard Co.	577,419	12,114,251

Construction Materials—0.6%
Lafarge S.A.	185,040	12,888,393
Martin Marietta Materials, Inc. (a)	103,749	10,185,040

		23,073,433

Consumer Finance—7.3%
American Express Co.	3,767,710	284,537,459

Diversified Financial Services—6.0%
Berkshire Hathaway, Inc. - Class A (a) (b)	1,144	194,949,040
JPMorgan Chase & Co.	770,845	39,844,978

		234,794,018

Energy Equipment & Services—0.7%
Schlumberger, Ltd.	304,053	26,866,123

Food & Staples Retailing—8.3%
Costco Wholesale Corp.	1,068,694	123,028,054
CVS Caremark Corp.	3,511,867	199,298,452

		322,326,506

Food Products—0.2%
Nestle S.A.	117,524	8,231,631

Forest Products & Paper—0.0%
Emerald Plantation Holdings, Ltd. (b) (c)	889,544	88,954

Health Care Providers & Services—6.9%
Express Scripts Holding Co. (b)	1,406,856	86,915,564
Laboratory Corp. of America Holdings (a) (b)	703,976	69,792,180
UnitedHealth Group, Inc.	1,540,877	110,342,202

		267,049,946

Household Durables—0.1%
Hunter Douglas NV	125,130	5,345,013

Insurance—8.1%
ACE, Ltd. (a)	388,384	36,337,207
Alleghany Corp. (a) (b)	149,143	61,096,430
Everest Re Group, Ltd. (a)	120,205	17,479,009
Fairfax Financial Holdings, Ltd.	56,809	23,152,406
Fairfax Financial Holdings, Ltd., (144A)	17,000	6,874,928
Loews Corp.	1,626,474	76,021,395
Markel Corp. (a) (b)	13,511	6,995,591
Progressive Corp. (The) (a)	3,268,623	89,004,604

		316,961,570

Internet & Catalog Retail—2.2%
Liberty Interactive Corp. - Class A (b)	1,078,576	25,314,179
Liberty Ventures - Series A (b)	67,227	5,927,404
Netflix, Inc. (b)	51,927	16,056,348
priceline.com, Inc. (b)	39,420	39,851,649

		87,149,580

Internet Software & Services—5.1%
Google, Inc. - Class A (b)	228,186	199,870,399

IT Services—0.9%
Visa, Inc. - Class A (a)	172,505	32,965,705

Life Sciences Tools & Services—0.4%
Agilent Technologies, Inc.	322,916	16,549,445

Machinery—1.2%
PACCAR, Inc. (a)	802,957	44,692,587

Marine—1.2%
Kuehne & Nagel International AG (a)	343,431	44,987,140

Media—2.5%
Grupo Televisa S.A.B. (ADR)	213,206	5,959,108
Liberty Global plc - Series C (b)	867,660	65,447,594
Walt Disney Co. (The) (a)	418,360	26,980,036

		98,386,738

Oil, Gas & Consumable Fuels—5.1%
Canadian Natural Resources, Ltd. (a)	3,312,651	104,149,747
EOG Resources, Inc.	246,802	41,778,643

MSF-57

Metropolitan Series Fund

Davis Venture Value Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Principal Amount*	Value

Oil, Gas & Consumable Fuels—(Continued)
Occidental Petroleum Corp.	569,818	$53,300,776

		199,229,166

Professional Services—0.2%
Experian plc	324,280	6,176,615

Real Estate Management & Development—1.5%
Brookfield Asset Management, Inc. - Class A (a)	665,188	24,878,031
Brookfield Property Partners L.P. (b)	38,674	749,502
Hang Lung Group, Ltd.	6,072,524	32,160,128

		57,787,661

Semiconductors & Semiconductor Equipment—1.2%
Texas Instruments, Inc.	1,168,652	47,061,616

Software—2.6%
Activision Blizzard, Inc.	1,928,628	32,150,229
Microsoft Corp.	1,060,984	35,341,377
Oracle Corp.	1,043,039	34,597,603

		102,089,209

Specialty Retail—5.3%
Bed Bath & Beyond, Inc. (a) (b)	2,030,376	157,069,887
CarMax, Inc. (a) (b)	1,056,637	51,215,196

		208,285,083

Textiles, Apparel & Luxury Goods—0.3%
Cie Financiere Richemont S.A.	98,746	9,868,379

Tobacco—0.7%
Philip Morris International, Inc.	296,719	25,692,898

Transportation Infrastructure—1.2%
China Merchants Holdings International Co., Ltd.	11,171,438	40,583,196
Wesco Aircraft Holdings, Inc. (a) (b)	262,620	5,496,637

		46,079,833

Total Common Stocks (Cost $2,574,845,980)		3,706,148,550

Corporate Bonds & Notes—0.0%

Forest Products & Paper—0.0%
Emerald Plantation Holdings, Ltd. 6.000%, 01/30/20 (c) (d) (Cost $5,816,659)	993,939	397,728

Convertible Bond—0.0%

Forest Products & Paper—0.0%
Sino-Forest Corp. 5.000%, 08/01/13 (c) (Cost $0)	5,844,000	$0

Short-Term Investments—12.5%
Security Description	Shares	Value

Mutual Fund—7.7%
State Street Navigator Securities Lending MET Portfolio (e)	301,764,121	$301,764,121

Commercial Paper—4.8%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.100%, 10/04/13 (f)	26,401,000	26,400,780
0.100%, 10/07/13 (f)	26,400,000	26,399,560
0.110%, 10/03/13 (f)	50,000,000	49,999,694
0.110%, 10/07/13 (f)	42,000,000	41,999,230
0.120%, 10/01/13 (f)	41,599,000	41,599,000

		186,398,264

Total Short-Term Investments (Cost $488,162,385)		488,162,385

Total Investments—107.6% (Cost $3,068,825,024) (g)		4,194,708,663
Other assets and liabilities (net)—(7.6)%		(296,392,720)

Net Assets—100.0%		$3,898,315,943

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2013, the market value of securities loaned was $293,943,918 and the collateral received consisted of cash in the amount of $301,764,121. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-income producing security.
(c)	Illiquid security. As of September 30, 2013, these securities represent 0.0% of net assets.
(d)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	The rate shown represents the discount rate at the time of purchase by the Portfolio.
(g)	As of September 30, 2013, the aggregate cost of investments was $3,068,825,024. The aggregate unrealized appreciation and depreciation of investments were $1,163,892,226 and $(38,008,587), respectively, resulting in net unrealized appreciation of $1,125,883,639.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2013, the market value of 144A securities was $6,874,928, which is 0.2% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MSF-58

Metropolitan Series Fund

Davis Venture Value Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$12,305,501	$—	$—	$12,305,501
Automobiles	15,794,817	—	—	15,794,817
Beverages	84,522,359	33,434,783	—	117,957,142
Capital Markets	305,305,765	66,789,798	—	372,095,563
Chemicals	179,170,527	—	—	179,170,527
Commercial Banks	255,900,834	—	—	255,900,834
Commercial Services & Supplies	24,663,208	—	—	24,663,208
Computers & Peripherals	12,114,251	—	—	12,114,251
Construction Materials	10,185,040	12,888,393	—	23,073,433
Consumer Finance	284,537,459	—	—	284,537,459
Diversified Financial Services	234,794,018	—	—	234,794,018
Energy Equipment & Services	26,866,123	—	—	26,866,123
Food & Staples Retailing	322,326,506	—	—	322,326,506
Food Products	—	8,231,631	—	8,231,631
Forest Products & Paper	88,954	—	—	88,954
Health Care Providers & Services	267,049,946	—	—	267,049,946
Household Durables	—	5,345,013	—	5,345,013
Insurance	316,961,570	—	—	316,961,570
Internet & Catalog Retail	87,149,580	—	—	87,149,580
Internet Software & Services	199,870,399	—	—	199,870,399
IT Services	32,965,705	—	—	32,965,705
Life Sciences Tools & Services	16,549,445	—	—	16,549,445
Machinery	44,692,587	—	—	44,692,587
Marine	—	44,987,140	—	44,987,140
Media	98,386,738	—	—	98,386,738
Oil, Gas & Consumable Fuels	199,229,166	—	—	199,229,166
Professional Services	—	6,176,615	—	6,176,615
Real Estate Management & Development	25,627,533	32,160,128	—	57,787,661
Semiconductors & Semiconductor Equipment	47,061,616	—	—	47,061,616
Software	102,089,209	—	—	102,089,209
Specialty Retail	208,285,083	—	—	208,285,083
Textiles, Apparel & Luxury Goods	—	9,868,379	—	9,868,379
Tobacco	25,692,898	—	—	25,692,898
Transportation Infrastructure	5,496,637	40,583,196	—	46,079,833
Total Common Stocks	3,445,683,474	260,465,076	—	3,706,148,550
Total Corporate Bonds & Notes*	—	397,728	—	397,728
Total Convertible Bond*	—	—	—	—

MSF-59

Metropolitan Series Fund

Davis Venture Value Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments
Mutual Fund	$301,764,121	$—	$—	$301,764,121
Commercial Paper	—	186,398,264	—	186,398,264
Total Short-Term Investments	301,764,121	186,398,264	—	488,162,385
Total Investments	$3,747,447,595	$447,261,068	$—	$4,194,708,663

Collateral for securities loaned (Liability)	$—	$(301,764,121)	$—	$(301,764,121)

*	See Schedule of Investments for additional detailed categorizations.

MSF-60

Metropolitan Series Fund

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—99.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.6%
BE Aerospace, Inc. (a)	595,890	$43,988,600

Airlines—2.5%
Alaska Air Group, Inc.	158,450	9,922,139
United Continental Holdings, Inc. (a)	661,450	20,313,129

		30,235,268

Auto Components—2.8%
Delphi Automotive plc	308,600	18,028,412
TRW Automotive Holdings Corp. (a)	238,610	17,015,279

		35,043,691

Automobiles—1.9%
Harley-Davidson, Inc.	366,200	23,524,688

Beverages—1.0%
Brown-Forman Corp. - Class B	185,400	12,631,302

Biotechnology—2.4%
Alkermes plc (a)	440,000	14,792,800
Incyte Corp., Ltd. (a)	256,603	9,789,404
Intrexon Corp. (a) (b)	181,500	4,299,735
Seattle Genetics, Inc. (a) (b)	25,937	1,136,819

		30,018,758

Building Products—0.8%
Armstrong World Industries, Inc. (a)	181,200	9,958,752

Capital Markets—1.9%
E*Trade Financial Corp. (a)	549,900	9,073,350
Raymond James Financial, Inc.	347,000	14,459,490

		23,532,840

Chemicals—6.1%
Albemarle Corp. (b)	122,800	7,729,032
Celanese Corp. - Series A	233,200	12,310,628
Cytec Industries, Inc.	93,550	7,611,228
FMC Corp.	451,400	32,374,408
Sherwin-Williams Co. (The)	86,900	15,831,442

		75,856,738

Commercial Banks—1.0%
Signature Bank (a)	132,500	12,126,400

Commercial Services & Supplies—1.7%
KAR Auction Services, Inc.	450,050	12,695,911
Stericycle, Inc. (a)	75,300	8,689,620

		21,385,531

Construction & Engineering—2.2%
Chicago Bridge & Iron Co. NV	195,628	13,257,710
Jacobs Engineering Group, Inc. (a)	242,000	14,079,560

		27,337,270

Construction Materials—1.2%
Eagle Materials, Inc.	205,400	14,901,770

Distributors—1.8%
LKQ Corp. (a)	712,800	22,709,808

Electronic Equipment, Instruments & Components—2.6%
Amphenol Corp. - Class A	233,318	18,054,147
FEI Co.	157,100	13,793,380

		31,847,527

Energy Equipment & Services—2.8%
Atwood Oceanics, Inc. (a)	163,750	9,012,800
Cameron International Corp. (a)	241,800	14,113,866
Oceaneering International, Inc.	144,500	11,739,180

		34,865,846

Health Care Equipment & Supplies—2.5%
Cooper Cos., Inc. (The)	194,950	25,283,065
Edwards Lifesciences Corp. (a)	85,700	5,967,291

		31,250,356

Health Care Providers & Services—3.2%
Catamaran Corp. (a)	161,002	7,398,042
Centene Corp. (a)	187,450	11,989,302
MEDNAX, Inc. (a) (b)	203,900	20,471,560

		39,858,904

Health Care Technology—0.7%
Cerner Corp. (a)	154,400	8,113,720

Hotels, Restaurants & Leisure—3.0%
Chipotle Mexican Grill, Inc. (a)	17,250	7,395,075
Dunkin’ Brands Group, Inc.	203,100	9,192,306
Starwood Hotels & Resorts Worldwide, Inc.	170,800	11,349,660
Wyndham Worldwide Corp.	142,200	8,669,934

		36,606,975

Insurance—2.9%
Allied World Assurance Co. Holdings AG	179,617	17,852,134
Arthur J. Gallagher & Co.	399,500	17,438,175

		35,290,309

Internet Software & Services—1.5%
Akamai Technologies, Inc. (a)	236,200	12,211,540
Yelp, Inc. (a)	94,400	6,247,392

		18,458,932

IT Services—8.7%
Alliance Data Systems Corp. (a) (b)	141,650	29,954,726
Computer Sciences Corp.	154,900	8,014,526
Gartner, Inc. (a)	196,800	11,808,000
Jack Henry & Associates, Inc.	360,700	18,615,727
MAXIMUS, Inc.	148,012	6,666,460
Teradata Corp. (a)	228,600	12,673,584
WEX, Inc. (a)	220,400	19,340,100

		107,073,123

MSF-61

Metropolitan Series Fund

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—2.7%
Covance, Inc. (a) (b)	273,200	$23,620,872
Illumina, Inc. (a) (b)	120,000	9,699,600

		33,320,472

Machinery—3.9%
Chart Industries, Inc. (a) (b)	113,300	13,940,432
Pall Corp.	183,650	14,148,396
Pentair, Ltd.	160,227	10,405,141
Wabtec Corp.	151,177	9,504,498

		47,998,467

Marine—1.3%
Kirby Corp. (a) (b)	185,600	16,063,680

Media—3.2%
Discovery Communications, Inc. - Class A (a)	277,600	23,434,992
Imax Corp. (a) (b)	520,300	15,733,872

		39,168,864

Oil, Gas & Consumable Fuels—5.7%
Cabot Oil & Gas Corp.	362,300	13,521,036
Concho Resources, Inc. (a)	137,600	14,972,256
Continental Resources, Inc. (a) (b)	173,600	18,620,336
InterOil Corp. (a) (b)	216,600	15,445,746
SandRidge Energy, Inc. (a) (b)	1,431,900	8,390,934

		70,950,308

Pharmaceuticals—3.6%
Actavis, Inc. (a)	200,400	28,857,600
Perrigo Co.	122,279	15,086,783

		43,944,383

Professional Services—1.4%
IHS, Inc. - Class A (a)	84,150	9,608,247
Verisk Analytics, Inc. - Class A (a)	123,000	7,990,080

		17,598,327

Road & Rail—1.7%
Genesee & Wyoming, Inc. - Class A (a)	144,975	13,478,326
Hertz Global Holdings, Inc. (a)	310,200	6,874,032

		20,352,358

Semiconductors & Semiconductor Equipment—2.4%
NXP Semiconductor NV (a)	314,324	11,695,996
Xilinx, Inc.	393,500	18,439,410

		30,135,406

Software—4.6%
Cadence Design Systems, Inc. (a) (b)	1,624,000	21,924,000
Citrix Systems, Inc. (a)	243,800	17,214,718
Electronic Arts, Inc. (a)	675,800	17,266,690

		56,405,408

Specialty Retail—6.7%
Bed Bath & Beyond, Inc. (a)	106,200	8,215,632
CarMax, Inc. (a)	235,800	11,429,226
Dick’s Sporting Goods, Inc.	155,500	8,300,590
GNC Holdings, Inc. - Class A	482,500	26,358,975
O’Reilly Automotive, Inc. (a)	155,050	19,782,829
Tiffany & Co.	111,000	8,504,820

		82,592,072

Textiles, Apparel & Luxury Goods—2.1%
PVH Corp.	81,800	9,708,842
VF Corp.	82,850	16,491,293

		26,200,135

Trading Companies & Distributors—1.2%
WESCO International, Inc. (a) (b)	189,100	14,471,823

Total Common Stocks (Cost $1,019,605,074)		1,225,818,811

Short-Term Investments—13.4%

Mutual Fund—12.8%
State Street Navigator Securities Lending MET Portfolio (c)	157,553,935	157,553,935

Repurchase Agreement—0.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/13 at 0.000% to be repurchased at $7,853,000 on 10/01/13, collateralized by $7,990,000 U.S. Treasury Note at 0.875% due 04/30/17 with a value of $8,010,950.	7,853,000	7,853,000

Total Short-Term Investments (Cost $165,406,935)		165,406,935

Total Investments—112.7% (Cost $1,185,012,009) (d)		1,391,225,746
Other assets and liabilities (net)—(12.7)%		(157,048,374)

Net Assets—100.0%		$1,234,177,372

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2013, the market value of securities loaned was $164,771,792 and the collateral received consisted of cash in the amount of $157,553,935 and non-cash collateral with a value of $10,997,000. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.

MSF-62

Metropolitan Series Fund

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

(d)	As of September 30, 2013, the aggregate cost of investments was $1,185,012,009. The aggregate unrealized appreciation and depreciation of investments were $209,263,589 and $(3,049,852), respectively, resulting in net unrealized appreciation of $206,213,737.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,225,818,811	$—	$—	$1,225,818,811
Short-Term Investments
Mutual Fund	157,553,935	—	—	157,553,935
Repurchase Agreement	—	7,853,000	—	7,853,000
Total Short-Term Investments	157,553,935	7,853,000	—	165,406,935
Total Investments	$1,383,372,746	$7,853,000	$—	$1,391,225,746

Collateral for securities loaned (Liability)	$—	$(157,553,935)	$—	$(157,553,935)

*	See Schedule of Investments for additional detailed categorizations.

MSF-63

Metropolitan Series Fund

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—99.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—6.1%
Boeing Co. (The)	479,260	$56,313,050
Precision Castparts Corp.	254,245	57,774,634
Rolls-Royce Holdings plc (a)	941,464	16,966,859
United Technologies Corp.	440,696	47,515,843

		178,570,386

Beverages—1.4%
Diageo plc	1,023,736	32,530,884
Monster Beverage Corp. (a)	162,755	8,503,949

		41,034,833

Biotechnology—7.8%
Alexion Pharmaceuticals, Inc. (a)	422,821	49,114,887
Biogen Idec, Inc. (a)	286,240	68,915,143
Foundation Medicine, Inc. (a)	4,766	188,924
Gilead Sciences, Inc. (a)	1,020,077	64,101,639
Vertex Pharmaceuticals, Inc. (a)	597,572	45,307,909

		227,628,502

Capital Markets—2.7%
Goldman Sachs Group, Inc. (The)	262,581	41,542,940
Morgan Stanley	1,379,739	37,183,966

		78,726,906

Chemicals—2.6%
Monsanto Co.	714,743	74,597,727

Computers & Peripherals—4.6%
Apple, Inc.	271,737	129,550,615
NCR Corp. (a)	119,962	4,751,695

		134,302,310

Energy Equipment & Services—2.6%
FMC Technologies, Inc. (a)	517,158	28,660,896
Schlumberger, Ltd.	525,231	46,409,411

		75,070,307

Food & Staples Retailing—4.2%
Costco Wholesale Corp.	548,045	63,090,940
Sprouts Farmers Market, Inc. (a) (b)	36,263	1,609,715
Whole Foods Market, Inc.	991,401	57,996,958

		122,697,613

Food Products—1.5%
Mondelez International, Inc. - Class A	1,378,483	43,311,936

Health Care Equipment & Supplies—1.4%
Abbott Laboratories	1,071,242	35,554,522
Essilor International S.A.	53,824	5,790,797

		41,345,319

Health Care Providers & Services—3.0%
Express Scripts Holding Co. (a)	876,379	54,142,695
UnitedHealth Group, Inc.	446,663	31,985,537

		86,128,232

Hotels, Restaurants & Leisure—3.5%
Chipotle Mexican Grill, Inc. (a)	74,957	32,134,066
Dunkin’ Brands Group, Inc.	773,901	35,026,759
Starbucks Corp.	461,370	35,511,649

		102,672,474

Internet & Catalog Retail—7.0%
Amazon.com, Inc. (a)	323,349	101,091,832
Netflix, Inc. (a)	90,024	27,836,321
priceline.com, Inc. (a)	74,696	75,513,921

		204,442,074

Internet Software & Services—10.0%
eBay, Inc. (a)	703,790	39,264,444
Facebook, Inc. - Class A (a)	1,049,454	52,724,569
Google, Inc. - Class A (a)	128,272	112,354,728
LinkedIn Corp. - Class A (a)	262,703	64,640,700
Rackspace Hosting, Inc. (a) (b)	387,140	20,425,506
Youku Tudou, Inc. (ADR) (a) (b)	104,195	2,854,943

		292,264,890

IT Services—6.2%
Mastercard, Inc. - Class A	163,449	109,965,218
Teradata Corp. (a)	231,061	12,810,022
Visa, Inc. - Class A	295,183	56,409,471

		179,184,711

Media—2.9%
Discovery Communications, Inc. - Class A (a)	421,893	35,616,207
Walt Disney Co. (The)	757,686	48,863,170

		84,479,377

Oil, Gas & Consumable Fuels—3.1%
Concho Resources, Inc. (a)	365,259	39,743,832
Enbridge, Inc.	318,563	13,296,820
EOG Resources, Inc.	225,465	38,166,715

		91,207,367

Personal Products—1.5%
Estee Lauder Cos., Inc. (The) - Class A	633,987	44,315,691

Pharmaceuticals—5.6%
Allergan, Inc.	460,695	41,669,863
Bristol-Myers Squibb Co.	956,465	44,265,200
Novo Nordisk A/S (ADR)	294,544	49,842,735
Perrigo Co.	226,723	27,973,084

		163,750,882

MSF-64

Metropolitan Series Fund

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—1.1%
American Tower Corp.	418,328	$31,010,655

Road & Rail—3.4%
Canadian Pacific Railway, Ltd.	219,094	27,014,290
Kansas City Southern	189,198	20,690,694
Union Pacific Corp.	328,665	51,054,821

		98,759,805

Semiconductors & Semiconductor Equipment—1.3%
ARM Holdings plc (ADR) (b)	783,808	37,716,841

Software—6.5%
FireEye, Inc. (a)	116,755	4,848,835
Red Hat, Inc. (a)	789,015	36,405,152
Salesforce.com, Inc. (a) (b)	1,073,409	55,720,661
Splunk, Inc. (a)	501,240	30,094,450
Tableau Software, Inc. - Class A (a)	9,461	674,002
VMware, Inc. - Class A (a)	462,227	37,394,164
Workday, Inc. - Class A (a) (b)	312,985	25,329,876

		190,467,140

Specialty Retail—4.5%
Inditex S.A.	415,970	64,279,162
TJX Cos., Inc.	1,163,996	65,637,734

		129,916,896

Textiles, Apparel & Luxury Goods—5.1%
Michael Kors Holdings, Ltd. (a)	317,478	23,658,460
NIKE, Inc. - Class B	855,934	62,175,046
Ralph Lauren Corp.	213,837	35,225,369
Swatch Group AG (The)	22,715	14,653,476
Under Armour, Inc. - Class A (a) (b)	144,537	11,483,465

		147,195,816

Total Common Stocks (Cost $2,052,739,292)		2,900,798,690

Short-Term Investments—3.6%
Security Description	Shares/Principal Amount*	Value

Mutual Fund—3.3%
State Street Navigator Securities Lending MET Portfolio (c)	95,469,741	95,469,741

Repurchase Agreement—0.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/13 at 0.000% to be repurchased at $8,546,000 on 10/01/13, collateralized by $8,505,000 Federal Home Loan Bank at 2.500% due 06/13/14 with a value of $8,717,625.	8,546,000	8,546,000

Total Short-Term Investments (Cost $104,015,741)		104,015,741

Total Investments—103.2% (Cost $2,156,755,033) (d)		3,004,814,431
Other assets and liabilities (net)—(3.2)%		(93,054,501)

Net Assets—100.0%		$2,911,759,930

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2013, the market value of securities loaned was $92,495,190 and the collateral received consisted of cash in the amount of $95,469,741. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2013, the aggregate cost of investments was $2,156,755,033. The aggregate unrealized appreciation and depreciation of investments were $859,734,561 and $(11,675,163), respectively, resulting in net unrealized appreciation of $848,059,398.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MSF-65

Metropolitan Series Fund

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$161,603,527	$16,966,859	$—	$178,570,386
Beverages	8,503,949	32,530,884	—	41,034,833
Biotechnology	227,628,502	—	—	227,628,502
Capital Markets	78,726,906	—	—	78,726,906
Chemicals	74,597,727	—	—	74,597,727
Computers & Peripherals	134,302,310	—	—	134,302,310
Energy Equipment & Services	75,070,307	—	—	75,070,307
Food & Staples Retailing	122,697,613	—	—	122,697,613
Food Products	43,311,936	—	—	43,311,936
Health Care Equipment & Supplies	35,554,522	5,790,797	—	41,345,319
Health Care Providers & Services	86,128,232	—	—	86,128,232
Hotels, Restaurants & Leisure	102,672,474	—	—	102,672,474
Internet & Catalog Retail	204,442,074	—	—	204,442,074
Internet Software & Services	292,264,890	—	—	292,264,890
IT Services	179,184,711	—	—	179,184,711
Media	84,479,377	—	—	84,479,377
Oil, Gas & Consumable Fuels	91,207,367	—	—	91,207,367
Personal Products	44,315,691	—	—	44,315,691
Pharmaceuticals	163,750,882	—	—	163,750,882
Real Estate Investment Trusts	31,010,655	—	—	31,010,655
Road & Rail	98,759,805	—	—	98,759,805
Semiconductors & Semiconductor Equipment	37,716,841	—	—	37,716,841
Software	190,467,140	—	—	190,467,140
Specialty Retail	65,637,734	64,279,162	—	129,916,896
Textiles, Apparel & Luxury Goods	132,542,340	14,653,476	—	147,195,816
Total Common Stocks	2,766,577,512	134,221,178	—	2,900,798,690
Short-Term Investments
Mutual Fund	95,469,741	—	—	95,469,741
Repurchase Agreement	—	8,546,000	—	8,546,000
Total Short-Term Investments	95,469,741	8,546,000	—	104,015,741
Total Investments	$2,862,047,253	$142,767,178	$—	$3,004,814,431

Collateral for securities loaned (Liability)	$—	$(95,469,741)	$—	$(95,469,741)

MSF-66

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stock—98.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.9%
Hexcel Corp. (a)	63,356	$2,458,213
Triumph Group, Inc.	25,285	1,775,512

		4,233,725

Air Freight & Logistics—0.4%
XPO Logistics, Inc. (a)	88,012	1,907,220

Airlines—0.4%
Spirit Airlines, Inc. (a)	56,442	1,934,267

Auto Components—1.5%
Dana Holding Corp.	115,921	2,647,636
Dorman Products, Inc. (a) (b)	37,804	1,873,188
Drew Industries, Inc. (a)	4,541	206,797
Remy International, Inc.	48,785	987,408
Tenneco, Inc. (a)	29,634	1,496,517

		7,211,546

Biotechnology—2.5%
Aegerion Pharmaceuticals, Inc. (a) (b)	12,756	1,093,317
Alkermes plc (a)	77,004	2,588,874
Clovis Oncology, Inc. (a)	14,925	907,142
Cubist Pharmaceuticals, Inc. (a)	31,515	2,002,778
Emergent Biosolutions, Inc. (a)	76,569	1,458,639
Exact Sciences Corp. (a) (b)	118,018	1,393,793
Myriad Genetics, Inc. (a) (b)	48,480	1,139,280
NPS Pharmaceuticals, Inc. (a) (b)	56,186	1,787,277

		12,371,100

Building Products—0.4%
Armstrong World Industries, Inc. (a)	36,335	1,996,972

Capital Markets—2.8%
Ares Capital Corp.	113,498	1,962,380
Artisan Partners Asset Management, Inc. (a) (b)	34,154	1,788,304
Fifth Street Finance Corp.	219,700	2,260,713
Financial Engines, Inc. (a) (b)	37,180	2,209,979
Hercules Technology Growth Capital, Inc. (b)	111,931	1,706,948
Safeguard Scientifics, Inc. (a) (b)	76,218	1,195,860
Stifel Financial Corp. (a) (b)	57,595	2,374,066

		13,498,250

Chemicals—2.4%
Cabot Corp.	57,263	2,445,703
Flotek Industries, Inc. (a) (b)	103,676	2,384,548
Minerals Technologies, Inc.	28,209	1,392,678
Olin Corp. (b)	62,410	1,439,799
Tronox, Ltd. (b)	79,193	1,937,853
W.R. Grace & Co. (a)	13,728	1,199,827
Zep, Inc.	43,565	708,367

		11,508,775

Commercial Banks—8.2%
BancorpSouth, Inc. (b)	141,944	2,830,363
Bank of the Ozarks, Inc.	40,754	1,955,785

Commercial Banks—(Continued)
Boston Private Financial Holdings, Inc.	123,366	1,369,363
Cathay General Bancorp	151,143	3,532,212
City National Corp.	36,994	2,466,020
CVB Financial Corp. (b)	114,593	1,549,297
First Financial Bancorp	114,736	1,740,545
First Financial Bankshares, Inc. (b)	34,376	2,021,996
Iberiabank Corp.	38,629	2,003,686
PacWest Bancorp	65,685	2,256,937
Pinnacle Financial Partners, Inc. (a)	60,554	1,805,115
Popular, Inc. (a)	55,215	1,448,289
Prosperity Bancshares, Inc. (b)	44,806	2,770,803
Signature Bank (a)	52,363	4,792,262
SVB Financial Group (a)	20,170	1,742,083
Texas Capital Bancshares, Inc. (a)	39,235	1,803,633
Tristate Capital Holdings, Inc. (a) (b)	101,863	1,313,014
Wintrust Financial Corp. (b)	64,603	2,653,245

		40,054,648

Commercial Services & Supplies—2.6%
ACCO Brands Corp. (a) (b)	163,879	1,088,157
KAR Auction Services, Inc.	112,070	3,161,495
McGrath Rentcorp	35,716	1,275,061
Performant Financial Corp. (a) (b)	58,519	639,027
Rollins, Inc.	69,966	1,854,799
Viad Corp.	41,831	1,043,683
Waste Connections, Inc. (b)	44,866	2,037,365
West Corp. (a) (b)	75,193	1,667,029

		12,766,616

Communications Equipment—0.9%
Ciena Corp. (a) (b)	91,494	2,285,520
Harmonic, Inc. (a)	119,175	916,456
NETGEAR, Inc. (a) (b)	45,002	1,388,762

		4,590,738

Computers & Peripherals—0.3%
QLogic Corp. (a)	128,975	1,410,986

Construction & Engineering—1.1%
MasTec, Inc. (a) (b)	53,393	1,617,808
MYR Group, Inc. (a)	77,119	1,873,992
Primoris Services Corp. (b)	81,283	2,070,278

		5,562,078

Consumer Finance—0.9%
Credit Acceptance Corp. (a)	10,851	1,202,399
DFC Global Corp. (a) (b)	120,942	1,329,153
Encore Capital Group, Inc. (a) (b)	44,271	2,030,268

		4,561,820

Distributors—0.6%
Core-Mark Holding Co., Inc.	21,478	1,426,998
Pool Corp.	30,069	1,687,773

		3,114,771

MSF-67

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Diversified Consumer Services—1.5%
Bright Horizons Family Solutions, Inc. (a) (b)	45,252	$1,621,379
Grand Canyon Education, Inc. (a)	86,720	3,493,082
LifeLock, Inc. (a) (b)	141,193	2,093,892

		7,208,353

Diversified Financial Services—1.2%
MarketAxess Holdings, Inc.	93,165	5,593,627

Electric Utilities—1.4%
Allete, Inc.	66,280	3,201,324
ITC Holdings Corp. (b)	14,935	1,401,799
UIL Holdings Corp. (b)	64,933	2,414,209

		7,017,332

Electrical Equipment—2.2%
AZZ, Inc.	59,955	2,509,716
EnerSys (a)	35,811	2,171,221
General Cable Corp. (a) (b)	61,901	1,965,357
Global Power Equipment Group, Inc.	35,735	718,631
Polypore International, Inc. (a) (b)	41,647	1,706,278
Thermon Group Holdings, Inc. (a)	62,495	1,444,259

		10,515,462

Electronic Equipment, Instruments & Components—4.0%
Belden, Inc.	45,045	2,885,132
Checkpoint Systems, Inc. (a)	30,081	502,353
Cognex Corp.	31,022	972,850
FEI Co.	24,651	2,164,358
IPG Photonics Corp. (a) (b)	26,364	1,484,557
Littelfuse, Inc.	36,799	2,878,418
Measurement Specialties, Inc. (a)	37,754	2,047,777
Methode Electronics, Inc. (b)	62,760	1,757,280
Rogers Corp. (a)	41,534	2,470,442
Vishay Intertechnology, Inc. (a) (b)	172,997	2,229,931

		19,393,098

Energy Equipment & Services—2.7%
Bristow Group, Inc.	35,264	2,565,809
Dril-Quip, Inc. (a)	18,738	2,150,185
Forum Energy Technologies, Inc. (a) (b)	61,458	1,659,981
Helix Energy Solutions Group, Inc. (a)	193,505	4,909,222
Parker Drilling Co. (a)	345,529	1,969,515

		13,254,712

Food & Staples Retailing—1.1%
Casey’s General Stores, Inc.	22,528	1,655,808
Spartan Stores, Inc.	74,863	1,651,478
Susser Holdings Corp. (a) (b)	36,803	1,956,079

		5,263,365

Food Products—0.7%
Darling International, Inc. (a)	62,393	1,320,236
Ingredion, Inc.	18,098	1,197,545
J&J Snack Foods Corp.	12,914	1,042,418

		3,560,199

Gas Utilities—0.3%
New Jersey Resources Corp.	17,831	785,455
UGI Corp.	17,715	693,188

		1,478,643

Health Care Equipment & Supplies—3.3%
Abaxis, Inc. (a) (b)	38,963	1,640,342
Analogic Corp.	19,342	1,598,423
Endologix, Inc. (a)	95,674	1,543,222
Insulet Corp. (a) (b)	53,868	1,952,176
MAKO Surgical Corp. (a) (b)	36,611	1,080,391
Novadaq Technologies, Inc. (a)	78,933	1,308,709
Quidel Corp. (a)	55,324	1,571,202
Spectranetics Corp. (a)	97,871	1,642,275
SurModics, Inc. (a)	27,581	655,876
Teleflex, Inc. (b)	26,766	2,202,306
Tornier NV (a)	50,366	973,575

		16,168,497

Health Care Providers & Services—2.3%
Acadia Healthcare Co., Inc. (a) (b)	50,689	1,998,667
Bio-Reference Labs, Inc. (a) (b)	75,235	2,248,022
Hanger Orthopedic Group, Inc. (a)	37,549	1,267,654
MEDNAX, Inc. (a) (b)	16,638	1,670,455
Team Health Holdings, Inc. (a)	46,262	1,755,180
WellCare Health Plans, Inc. (a)	33,714	2,351,215

		11,291,193

Health Care Technology—1.3%
MedAssets, Inc. (a)	193,304	4,913,787
Medidata Solutions, Inc. (a)	16,331	1,615,626

		6,529,413

Hotels, Restaurants & Leisure—3.4%
AFC Enterprises, Inc. (a)	43,811	1,909,721
Churchill Downs, Inc.	34,541	2,988,487
Cracker Barrel Old Country Store, Inc.	13,948	1,439,992
Diamond Resorts International, Inc. (a)	115,289	2,168,586
Marriott Vacations Worldwide Corp. (a)	55,619	2,447,236
Six Flags Entertainment Corp.	55,724	1,882,914
Texas Roadhouse, Inc.	68,944	1,811,848
Vail Resorts, Inc. (b)	27,573	1,913,015

		16,561,799

Household Durables—0.8%
Jarden Corp. (a)	60,700	2,937,880
La-Z-Boy, Inc. (a)	40,040	909,308

		3,847,188

Industrial Conglomerates—0.5%
Raven Industries, Inc. (b)	75,215	2,460,283

Insurance—2.7%
Amtrust Financial Services, Inc. (b)	54,037	2,110,685
Employers Holdings, Inc.	107,047	3,183,578

MSF-68

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
HCC Insurance Holdings, Inc.	78,881	$3,456,565
ProAssurance Corp. (a)	52,352	2,358,981
Reinsurance Group of America, Inc.	32,808	2,197,808

		13,307,617

Internet & Catalog Retail—1.2%
HomeAway, Inc. (a) (b)	68,913	1,929,564
HSN, Inc.	38,029	2,039,115
Liberty Ventures (Series A) (a)	20,807	1,834,553

		5,803,232

Internet Software & Services—3.3%
Angie’s List, Inc. (a) (b)	51,749	1,164,352
Benefitfocus, Inc. (a) (b)	8,679	426,660
Cornerstone OnDemand, Inc. (a)	32,743	1,684,300
CoStar Group, Inc. (a)	14,113	2,369,573
DealerTrack Holdings, Inc. (a)	73,596	3,152,853
Envestnet, Inc. (a) (b)	41,390	1,283,090
OpenTable, Inc. (a)	25,057	1,753,489
Perficient, Inc. (a)	85,020	1,560,967
Shutterstock, Inc. (a)	6,638	482,715
Trulia, Inc. (a)	29,870	1,404,786
United Online, Inc.	122,806	979,992

		16,262,777

IT Services—2.4%
Convergys Corp. (a)	110,010	2,062,687
EPAM Systems, Inc. (a)	42,439	1,464,146
Euronet Worldwide, Inc. (a)	88,046	3,504,231
InterXion Holding NV (a)	80,015	1,779,534
WEX, Inc. (a)	34,282	3,008,245

		11,818,843

Life Sciences Tools & Services—0.4%
PAREXEL International Corp. (a) (b)	36,447	1,830,733

Machinery—5.5%
Actuant Corp. (b)	37,357	1,450,946
Alamo Group, Inc.	19,031	930,806
Albany International Corp.	55,990	2,008,361
Altra Holdings, Inc. (a)	88,411	2,379,140
Chart Industries, Inc. (a) (b)	20,748	2,552,834
John Bean Technologies Corp.	60,960	1,516,685
Manitowoc Co., Inc. (b)	91,108	1,783,895
Middleby Corp. (a)	9,171	1,915,913
Proto Labs, Inc. (a) (b)	26,166	1,998,821
RBC Bearings, Inc. (a)	75,202	4,955,060
Trimas Corp. (a)	52,703	1,965,822
Wabtec Corp.	52,966	3,329,972

		26,788,255

Marine—0.5%
Kirby Corp. (a) (b)	29,200	2,527,260

Media—1.7%
Carmike Cinemas, Inc. (a)	82,640	1,824,691
EW Scripps Co. (a)	63,993	1,174,272
John Wiley & Sons, Inc. (b)	40,942	1,952,524
Live Nation Entertainment, Inc. (a)	86,227	1,599,511
National CineMedia, Inc.	79,635	1,501,916

		8,052,914

Metals & Mining—1.3%
Globe Specialty Metals, Inc.	47,655	734,364
Haynes International, Inc.	35,946	1,629,432
Horsehead Holding Corp. (a) (b)	110,190	1,372,967
Reliance Steel & Aluminum Co.	9,801	718,119
SunCoke Energy, Inc. (a)	108,894	1,851,198

		6,306,080

Multi-Utilities—0.4%
NorthWestern Corp.	44,306	1,990,226

Multiline Retail—0.2%
Fred’s, Inc. (b)	70,479	1,102,996

Oil, Gas & Consumable Fuels—2.4%
Diamondback Energy, Inc. (a)	34,199	1,458,245
EPL Oil & Gas, Inc. (a)	96,091	3,565,937
Gulfport Energy Corp. (a)	34,971	2,250,034
Oasis Petroleum, Inc. (a) (b)	46,628	2,290,834
Rosetta Resources, Inc. (a) (b)	35,258	1,920,151

		11,485,201

Pharmaceuticals—0.6%
Mallinckrodt plc (a)	29,220	1,288,310
Pacira Pharmaceuticals, Inc. (a)	34,782	1,672,666

		2,960,976

Professional Services—2.6%
Advisory Board Co. (a)	47,955	2,852,363
Corporate Executive Board Co.	40,290	2,925,860
Huron Consulting Group, Inc. (a)	37,596	1,977,926
On Assignment, Inc. (a)	59,266	1,955,778
WageWorks, Inc. (a)	59,524	3,002,986

		12,714,913

Real Estate Investment Trusts—4.8%
American Campus Communities, Inc.	51,115	1,745,577
BioMed Realty Trust, Inc.	125,651	2,335,852
CubeSmart	168,425	3,004,702
DuPont Fabros Technology, Inc. (b)	55,611	1,433,095
Hersha Hospitality Trust	393,951	2,202,186
Home Properties, Inc.	29,420	1,699,005
Mid-America Apartment Communities, Inc.	32,646	2,040,375
National Retail Properties, Inc.	48,564	1,545,307
Omega Healthcare Investors, Inc.	78,661	2,349,604
Potlatch Corp.	38,845	1,541,370
Sovran Self Storage, Inc.	43,715	3,308,351

		23,205,424

MSF-69

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Road & Rail—1.9%
Avis Budget Group, Inc. (a)	63,839	$1,840,478
Genesee & Wyoming, Inc. (a)	42,799	3,979,023
Old Dominion Freight Line, Inc. (a)	69,821	3,211,068

		9,030,569

Semiconductors & Semiconductor Equipment—3.0%
Cavium, Inc. (a) (b)	42,429	1,748,075
Hittite Microwave Corp. (a)	30,217	1,974,681
Magnachip Semiconductor Corp. (a)	85,453	1,839,803
Semtech Corp. (a)	126,061	3,780,569
Silicon Laboratories, Inc. (a)	40,291	1,720,829
Teradyne, Inc. (a) (b)	154,309	2,549,185
Ultratech, Inc. (a)	26,335	797,950

		14,411,092

Software—4.3%
Aspen Technology, Inc. (a)	66,843	2,309,426
CommVault Systems, Inc. (a)	23,142	2,032,562
FleetMatics Group plc (a) (b)	36,368	1,365,618
Guidewire Software, Inc. (a) (b)	57,632	2,715,044
Imperva, Inc. (a)	42,072	1,767,865
Monotype Imaging Holdings, Inc.	57,531	1,648,839
QLIK Technologies, Inc. (a)	62,554	2,141,849
SS&C Technologies Holdings, Inc. (a)	58,143	2,215,248
Synchronoss Technologies, Inc. (a) (b)	48,169	1,833,312
Ultimate Software Group, Inc. (a) (b)	18,312	2,699,189

		20,728,952

Specialty Retail—3.8%
Asbury Automotive Group, Inc. (a)	37,259	1,982,179
Barnes & Noble, Inc. (a) (b)	70,158	907,845
Cabela’s, Inc. (a) (b)	24,275	1,530,053
Chico’s FAS, Inc.	83,502	1,391,143
Genesco, Inc. (a) (b)	42,478	2,785,707
Hibbett Sports, Inc. (a) (b)	32,782	1,840,709
JOS A. Bank Clothiers, Inc. (a)	11,887	522,553
Lumber Liquidators Holdings, Inc. (a) (b)	13,638	1,454,493
Rent-A-Center, Inc. (b)	42,423	1,616,316
Sally Beauty Holdings, Inc. (a)	90,461	2,366,460
Tile Shop Holdings, Inc. (a) (b)	77,551	2,286,979

		18,684,437

Textiles, Apparel & Luxury Goods—1.0%
Deckers Outdoor Corp. (a)	15,492	1,021,233
Oxford Industries, Inc.	30,696	2,086,714
Tumi Holdings, Inc. (a) (b)	77,599	1,563,620

		4,671,567

Thrifts & Mortgage Finance—0.3%
Capitol Federal Financial, Inc.	117,259	1,457,529

Trading Companies & Distributors—0.9%
DXP Enterprises, Inc. (a)	23,423	1,849,714

Trading Companies & Distributors—(Continued)
H&E Equipment Services, Inc. (a)	38,169	1,013,769
Rush Enterprises, Inc. (a)	64,177	1,701,332

		4,564,815

Transportation Infrastructure—0.4%
Macquarie Infrastructure Co., LLC	35,213	1,885,304

Water Utilities—0.2%
Middlesex Water Co.	35,899	767,880

Total Common Stock (Identified Cost $315,985,416)		479,226,268

Warrants—0.0%

Oil, Gas & Consumable Fuels—0.0%
Magnum Hunter Resources Corp., expires 10/14/13, strike price $10.50 (a) (b)	16,409	115

Total Warrants (Identified Cost $0)		115

Short Term Investments—22.0%

Mutual Funds—19.9%
State Street Navigator Securities Lending MET Portfolio (c)	96,749,688	96,749,688

Repurchase Agreement—2.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/13 at 0.000% to be repurchased at $10,158,000 on 10/01/13, collateralized by $10,520,000 U.S. Treasury Note at 0.625% due 08/31/17 with a value of $10,362,200	$10,158,000	10,158,000

Total Short Term Investments (Identified Cost $106,907,688)		106,907,688

Total Investments—120.4% (Identified Cost $422,893,104) (d)		586,134,071
Other assets and liabilities (net)—(20.4)%		(99,125,054)

Net Assets—100.0%		$487,009,017

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of September 30, 2013, the market value of securities loaned was $94,381,077 and the collateral received consisted of cash in the amount of $96,749,688 and non-cash collateral with a value of $239,017. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.

MSF-70

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2013, the aggregate cost of investments was $422,893,104. The aggregate unrealized appreciation and depreciation of investments was $166,491,801 and $(3,250,834), respectively, resulting in net unrealized appreciation of $163,240,967.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$479,226,268	$—	$—	$479,226,268
Total Warrants*	115	—	—	115
Short Term Investments
Mutual Funds	96,749,688	—	—	96,749,688
Repurchase Agreement	—	10,158,000	—	10,158,000
Total Short Term Investments	96,749,688	10,158,000	—	106,907,688
Total Investments	$575,976,071	$10,158,000	$—	$586,134,071

Collateral for securities loaned (Liability)	$—	$(96,749,688)	$—	$(96,749,688)

*	See Schedule of Investments for additional detailed categorizations.

MSF-71

Metropolitan Series Fund

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stock—98.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.2%
Hexcel Corp. (a)	154,468	$5,993,359
Triumph Group, Inc.	61,647	4,328,852

		10,322,211

Air Freight & Logistics—1.0%
XPO Logistics, Inc. (a)	210,944	4,571,156

Airlines—1.0%
Spirit Airlines, Inc. (a)	135,093	4,629,637

Auto Components—1.1%
Dorman Products, Inc. (a)	91,969	4,557,064
Drew Industries, Inc. (a)	10,875	495,247

		5,052,311

Biotechnology—6.4%
Aegerion Pharmaceuticals, Inc. (a) (b)	31,101	2,665,667
Alkermes plc (a)	187,743	6,311,920
Clovis Oncology, Inc. (a)	36,389	2,211,723
Cubist Pharmaceuticals, Inc. (a)	76,835	4,882,864
Emergent Biosolutions, Inc. (a)	186,680	3,556,254
Exact Sciences Corp. (a) (b)	285,809	3,375,404
Myriad Genetics, Inc. (a) (b)	118,199	2,777,677
NPS Pharmaceuticals, Inc. (a) (b)	135,595	4,313,277

		30,094,786

Capital Markets—2.0%
Artisan Partners Asset Management, Inc. (a) (b)	81,858	4,286,085
Financial Engines, Inc. (a) (b)	89,024	5,291,586

		9,577,671

Chemicals—1.2%
Flotek Industries, Inc. (a) (b)	252,771	5,813,733

Commercial Banks—3.5%
Bank of the Ozarks, Inc.	97,679	4,687,615
Boston Private Financial Holdings, Inc.	298,811	3,316,802
Signature Bank (a)	47,887	4,382,618
SVB Financial Group (a)	48,342	4,175,299

		16,562,334

Communications Equipment—1.2%
Ciena Corp. (a) (b)	223,070	5,572,289

Construction & Engineering—0.8%
MasTec, Inc. (a) (b)	130,176	3,944,333

Consumer Finance—1.0%
Encore Capital Group, Inc. (a) (b)	107,937	4,949,991

Distributors—0.9%
Pool Corp. (b)	73,157	4,106,302

Diversified Consumer Services—3.7%
Bright Horizons Family Solutions, Inc. (a)	110,327	3,953,016
Grand Canyon Education, Inc. (a)	211,431	8,516,441
LifeLock, Inc. (a) (b)	338,632	5,021,913

		17,491,370

Diversified Financial Services—1.1%
MarketAxess Holdings, Inc.	89,223	5,356,949

Electrical Equipment—1.6%
Polypore International, Inc. (a) (b)	99,887	4,092,371
Thermon Group Holdings, Inc. (a)	152,367	3,521,201

		7,613,572

Electronic Equipment, Instruments & Components—2.9%
FEI Co.	60,101	5,276,868
IPG Photonics Corp. (a) (b)	64,279	3,619,551
Measurement Specialties, Inc. (a)	91,664	4,971,855

		13,868,274

Energy Equipment & Services—3.0%
Dril-Quip, Inc. (a)	45,686	5,242,469
Forum Energy Technologies, Inc. (a)	147,101	3,973,198
Helix Energy Solutions Group, Inc. (a)	194,063	4,923,378

		14,139,045

Food & Staples Retailing—1.0%
Susser Holdings Corp. (a) (b)	89,730	4,769,149

Health Care Equipment & Supplies—6.8%
Abaxis, Inc. (a) (b)	94,994	3,999,247
Analogic Corp.	47,159	3,897,220
Endologix, Inc. (a) (b)	233,260	3,762,484
Insulet Corp. (a) (b)	131,335	4,759,580
MAKO Surgical Corp. (a) (b)	87,748	2,589,443
Novadaq Technologies, Inc. (a)	189,184	3,136,671
Quidel Corp. (a)	133,990	3,805,316
Spectranetics Corp. (a)	234,574	3,936,152
Tornier NV (a)	120,618	2,331,546

		32,217,659

Health Care Providers & Services—1.9%
Acadia Healthcare Co., Inc. (a) (b)	123,584	4,872,917
Team Health Holdings, Inc. (a)	112,790	4,279,253

		9,152,170

Health Care Technology—2.2%
MedAssets, Inc. (a)	249,318	6,337,664
Medidata Solutions, Inc. (a)	39,650	3,922,574

		10,260,238

Hotels, Restaurants & Leisure—2.9%
AFC Enterprises, Inc. (a)	105,004	4,577,124
Texas Roadhouse, Inc.	165,242	4,342,560

MSF-72

Metropolitan Series Fund

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Vail Resorts, Inc. (b)	67,225	$4,664,071

		13,583,755

Insurance—1.1%
Amtrust Financial Services, Inc. (b)	131,745	5,145,960

Internet & Catalog Retail—1.0%
HomeAway, Inc. (a) (b)	167,294	4,684,232

Internet Software & Services—7.0%
Angie’s List, Inc. (a) (b)	126,168	2,838,780
Benefitfocus, Inc. (a)	20,787	1,021,889
Cornerstone OnDemand, Inc. (a)	79,830	4,106,455
CoStar Group, Inc. (a)	34,276	5,754,940
DealerTrack Holdings, Inc. (a)	176,152	7,546,352
Envestnet, Inc. (a)	99,201	3,075,231
OpenTable, Inc. (a) (b)	61,092	4,275,218
Shutterstock, Inc. (a)	15,905	1,156,612
Trulia, Inc. (a)	72,827	3,425,054

		33,200,531

IT Services—1.7%
EPAM Systems, Inc. (a)	103,470	3,569,715
InterXion Holding NV (a)	193,783	4,309,734

		7,879,449

Life Sciences Tools & Services—0.9%
PAREXEL International Corp. (a)	88,861	4,463,488

Machinery—5.3%
Chart Industries, Inc. (a) (b)	49,679	6,112,504
Manitowoc Co., Inc.	221,150	4,330,117
Middleby Corp. (a)	22,263	4,650,963
Proto Labs, Inc. (a) (b)	63,796	4,873,377
RBC Bearings, Inc. (a)	77,946	5,135,862

		25,102,823

Oil, Gas & Consumable Fuels—4.1%
Diamondback Energy, Inc. (a)	83,379	3,555,281
Gulfport Energy Corp. (a)	85,263	5,485,821
Oasis Petroleum, Inc. (a)	113,684	5,585,295
Rosetta Resources, Inc. (a) (b)	84,505	4,602,142

		19,228,539

Pharmaceuticals—0.8%
Pacira Pharmaceuticals, Inc. (a)	83,365	4,009,023

Professional Services—6.6%
Advisory Board Co. (a)	116,919	6,954,342
Corporate Executive Board Co.	98,230	7,133,463
Huron Consulting Group, Inc. (a)	91,662	4,822,338
On Assignment, Inc. (a)	144,495	4,768,335
WageWorks, Inc. (a)	145,123	7,321,455

		30,999,933

Road & Rail—1.3%
Genesee & Wyoming, Inc. (a)	66,121	6,147,269

Semiconductors & Semiconductor Equipment—4.0%
Cavium, Inc. (a) (b)	103,445	4,261,934
Hittite Microwave Corp. (a)	73,672	4,814,465
Semtech Corp. (a)	120,384	3,610,316
Silicon Laboratories, Inc. (a)	96,569	4,124,462
Ultratech, Inc. (a) (b)	64,206	1,945,442

		18,756,619

Software—7.8%
Aspen Technology, Inc. (a)	162,617	5,618,417
CommVault Systems, Inc. (a)	55,466	4,871,579
FleetMatics Group plc (a) (b)	92,085	3,457,792
Guidewire Software, Inc. (a) (b)	140,511	6,619,473
Imperva, Inc. (a)	102,576	4,310,243
QLIK Technologies, Inc. (a)	152,512	5,222,011
Ultimate Software Group, Inc. (a) (b)	44,465	6,554,141

		36,653,656

Specialty Retail—5.4%
Asbury Automotive Group, Inc. (a)	90,447	4,811,780
Cabela’s, Inc. (a) (b)	58,582	3,692,423
Chico’s FAS, Inc.	203,583	3,391,693
Hibbett Sports, Inc. (a) (b)	79,926	4,487,845
Lumber Liquidators Holdings, Inc. (a) (b)	33,250	3,546,113
Tile Shop Holdings, Inc. (a) (b)	185,872	5,481,365

		25,411,219

Textiles, Apparel & Luxury Goods—2.4%
Deckers Outdoor Corp. (a)	37,095	2,445,302
Oxford Industries, Inc.	73,571	5,001,357
Tumi Holdings, Inc. (a) (b)	189,192	3,812,219

		11,258,878

Total Common Stock (Identified Cost $324,405,309)		466,590,554

Short Term Investments—28.4%

Mutual Funds—25.9%
State Street Navigator Securities Lending MET Portfolio (c)	121,981,616	121,981,616

MSF-73

Metropolitan Series Fund

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Short Term Investments—(Continued)

Security Description	Principal Amount	Value

Repurchase Agreement—2.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/13 at 0.000% to be repurchased at $11,860,000 on 10/01/13, collateralized by $11,760,000 U.S. Treasury Note at 1.500% due 06/30/16 with a value of $12,101,781	$11,860,000	$11,860,000

Total Short Term Investments (Identified Cost $133,841,616)		133,841,616

Total Investments—127.2% (Identified Cost $458,246,925) (d)		600,432,170
Other assets and liabilities (net)—(27.2)%		(128,288,891)

Net Assets—100.0%		$472,143,279

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of September 30, 2013, the market value of securities loaned was $118,185,751 and the collateral received consisted of cash in the amount of $121,981,616 The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2013, the aggregate cost of investments was $458,246,925. The aggregate unrealized appreciation and depreciation of investments was $144,653,377 and $(2,468,132), respectively, resulting in net unrealized appreciation of $142,185,245.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$466,590,554	$—	$—	$466,590,554
Short Term Investments
Mutual Funds	121,981,616	—	—	121,981,616
Repurchase Agreement	—	11,860,000	—	11,860,000
Total Short Term Investments	121,981,616	11,860,000	—	133,841,616
Total Investments	$588,572,170	$11,860,000	$—	$600,432,170

Collateral for securities loaned (Liability)	$—	$(121,981,616)	$—	$(121,981,616)

*	See Schedule of Investments for additional detailed categorizations.

MSF-74

Metropolitan Series Fund

Met/Artisan Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stock—93.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.0%
L-3 Communications Holdings, Inc.	239,100	$22,594,950
Rockwell Collins, Inc.	330,300	22,414,158

		45,009,108

Capital Markets—0.9%
Northern Trust Corp.	237,400	12,912,186

Commercial Banks—1.0%
M&T Bank Corp. (a)	131,476	14,714,794

Commercial Services & Supplies—1.1%
Republic Services, Inc.	478,200	15,952,752

Computers & Peripherals—1.0%
Lexmark International, Inc. (Class A) (a)	466,500	15,394,500

Construction & Engineering—2.1%
Jacobs Engineering Group, Inc. (b)	537,900	31,295,022

Diversified Consumer Services—1.8%
H&R Block, Inc.	992,098	26,449,333

Diversified Financial Services—2.5%
NYSE Euronext	891,000	37,404,180

Electric Utilities—1.4%
Edison International	457,500	21,072,450

Electrical Equipment—1.5%
Hubbell, Inc. (Class B)	213,251	22,335,910

Electronic Equipment, Instruments & Components—9.7%
Arrow Electronics, Inc. (b)	767,136	37,229,110
Avnet, Inc. (b)	1,008,000	42,043,680
FLIR Systems, Inc.	1,150,700	36,131,980
Ingram Micro, Inc. (b)	1,297,300	29,902,765

		145,307,535

Energy Equipment & Services—4.3%
Ensco plc	456,054	24,512,902
McDermott International, Inc. (a) (b)	1,935,100	14,377,793
Patterson-UTI Energy, Inc. (a)	1,205,800	25,780,004

		64,670,699

Food & Staples Retailing—2.9%
Kroger Co.	994,200	40,106,028
Sysco Corp. (a)	92,100	2,931,543

		43,037,571

Health Care Equipment & Supplies—1.0%
Becton, Dickinson & Co.	144,500	14,452,890

Health Care Providers & Services—2.9%
CIGNA Corp.	557,490	42,848,681

Insurance—15.0%
Alleghany Corp. (b)	90,855	37,218,751
Allied World Assurance Co. Holdings AG	177,277	17,619,561
Allstate Corp.	684,600	34,606,530
Aon plc	356,288	26,522,078
Arch Capital Group, Ltd. (a) (b)	554,500	30,015,085
Loews Corp.	543,300	25,393,842
Progressive Corp.	1,081,900	29,460,137
Torchmark Corp.	339,800	24,584,530

		225,420,514

Internet & Catalog Retail—1.1%
Liberty Interactive Corp. - Series A (b)	722,048	16,946,467

IT Services—3.2%
Broadridge Financial Solutions, Inc. (a)	511,812	16,250,031
Western Union Co. (a)	1,732,100	32,320,986

		48,571,017

Leisure Equipment & Products—1.7%
Mattel, Inc.	627,600	26,271,336

Machinery—1.3%
Joy Global, Inc. (a)	389,900	19,900,496

Media—1.7%
Omnicom Group, Inc.	407,700	25,864,488

Metals & Mining—1.2%
Kinross Gold Corp.	3,627,600	18,319,380

Multi-Utilities—0.3%
SCANA Corp.	86,000	3,959,440

Multiline Retail—1.0%
Nordstrom, Inc. (a)	279,034	15,681,711

Oil, Gas & Consumable Fuels—7.9%
Cimarex Energy Co.	461,000	44,440,400
Hess Corp.	378,400	29,265,456
SM Energy Co.	318,200	24,561,858
Southwestern Energy Co. (b)	540,100	19,648,838

		117,916,552

Professional Services—4.6%
Dun & Bradstreet Corp. (a)	83,983	8,721,635
Manpower, Inc.	319,900	23,269,526
Towers Watson & Co.	342,300	36,612,408

		68,603,569

Real Estate Investment Trusts—2.0%
Annaly Capital Management, Inc. (a)	880,400	10,195,032
Hatteras Financial Corp. (a)	1,047,700	19,602,467

		29,797,499

MSF-75

Metropolitan Series Fund

Met/Artisan Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Road & Rail—1.0%
Ryder System, Inc.	247,700	$14,787,690

Semiconductors & Semiconductor Equipment—6.6%
Analog Devices, Inc.	744,800	35,042,840
KLA-Tencor Corp.	430,000	26,165,500
Lam Research Corp. (b)	724,100	37,066,679

		98,275,019

Software—3.6%
Autodesk, Inc. (b)	344,000	14,162,480
Open Text Corp. (a)	350,900	26,194,685
Synopsys, Inc. (b)	376,700	14,201,590

		54,558,755

Specialty Retail—2.7%
Aaron’s, Inc.	386,034	10,693,142
Bed Bath & Beyond, Inc. (b)	381,900	29,543,784

		40,236,926

Textiles, Apparel & Luxury Goods—1.7%
Coach, Inc.	471,300	25,699,989

Total Common Stock (Identified Cost $998,705,130)		1,403,668,459

Short Term Investments—13.2%
Security Description	Shares/ Principal Amount	Value

Mutual Funds—6.5%
State Street Navigator Securities Lending MET Portfolio (c)	98,145,022	$98,145,022

Repurchase Agreement—6.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/13 at 0.000% to be repurchased at $99,974,000 on 10/01/13, collateralized by $101,975,000 Federal Home Loan Bank at 0.120% due 03/28/14 with a value of $101,975,000.	$99,974,000	99,974,000

Total Short Term Investments (Identified Cost $198,119,022)		198,119,022

Total Investments—106.9% (Identified Cost $1,196,824,152) (d)		1,601,787,481
Other assets and liabilities (net)—(6.9)%		(103,850,507)

Net Assets—100.0%		$1,497,936,974

(a)	All or a portion of the security was on loan. As of September 30, 2013, the market value of securities loaned was $95,245,435 and the collateral received consisted of cash in the amount of $98,145,022. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2013, the aggregate cost of investments was $1,196,824,152. The aggregate unrealized appreciation and depreciation of investments was $432,924,714 and $(27,961,385), respectively, resulting in net unrealized appreciation of $404,963,329.

MSF-76

Metropolitan Series Fund

Met/Artisan Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$1,403,668,459	$—	$—	$1,403,668,459
Short Term Investments
Mutual Funds	98,145,022	—	—	98,145,022
Repurchase Agreement	—	99,974,000	—	99,974,000
Total Short Term Investments	98,145,022	99,974,000	—	198,119,022
Total Investments	$1,501,813,481	$99,974,000	$—	$1,601,787,481

Collateral for Securities Loaned (Liability)	$—	$(98,145,022)	$—	$(98,145,022)

*	See Schedule of Investments for additional detailed categorizations.

MSF-77

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—99.3% of Net Assets

Security Description	Shares	Value

Australia—5.2%
ABM Resources NL (a)	145,014	$4,061
Adelaide Brighton, Ltd.	230,220	793,239
Aditya Birla Minerals, Ltd. (a)	49,372	16,125
AED Oil, Ltd. (a) (b) (c)	93,946	0
Ainsworth Game Technology, Ltd.	24,018	95,510
AJ Lucas Group, Ltd. (a)	34,363	41,697
Alcyone Resources, Ltd. (a)	101,457	379
Alkane Resources, Ltd. (a)	120,355	44,860
Alliance Resources, Ltd. (a)	81,385	10,614
Altium, Ltd.	6,736	15,956
Altona Mining, Ltd. (a)	67,875	9,816
AMA Group, Ltd.	90,664	30,538
Amalgamated Holdings, Ltd.	32,994	258,602
Amcom Telecommunications, Ltd.	108,430	189,238
Ansell, Ltd. (d)	64,728	1,260,903
Antares Energy, Ltd. (a)	111,036	51,899
AP Eagers, Ltd.	223	1,009
APN News & Media, Ltd. (a) (d)	240,460	85,467
Aquarius Platinum, Ltd. (a)	39,840	33,296
Aquila Resources, Ltd. (a) (d)	54,538	109,423
Arafura Resources, Ltd. (a)	91,975	8,594
ARB Corp., Ltd.	20,473	241,382
Aristocrat Leisure, Ltd. (d)	172,594	744,043
Arrium, Ltd.	761,674	867,248
ASG Group, Ltd.	59,850	22,148
Atlantic, Ltd. (a)	22,059	4,370
Atlas Iron, Ltd.	440,611	358,091
Aurora Oil & Gas, Ltd. (a)	197,317	614,928
Ausdrill, Ltd. (d)	152,607	223,426
Ausenco, Ltd. (d)	53,365	81,073
Austal, Ltd. (a)	66,437	49,678
Austbrokers Holdings, Ltd.	19,464	203,092
Austin Engineering, Ltd.	22,852	71,856
Australian Agricultural Co., Ltd. (a)	211,378	203,103
Australian Infrastructure Fund, Ltd.	269,584	4,760
Australian Pharmaceutical Industries, Ltd.	174,311	78,055
Automotive Holdings Group, Ltd.	102,926	370,553
AVJennings, Ltd. (a)	10,332	5,638
AWE, Ltd. (a)	335,940	387,127
Bandanna Energy, Ltd. (a) (d)	179,193	38,473
BC Iron, Ltd.	45,469	185,838
Beach Energy, Ltd.	676,773	843,092
Berkeley Resources, Ltd. (a)	25,720	5,160
Billabong International, Ltd. (a)	157,225	55,073
Blackmores, Ltd.	5,780	150,813
Blackthorn Resources, Ltd. (a)	28,882	7,670
Boart Longyear, Ltd. (d)	232,690	94,514
Boom Logistics, Ltd. (a)	73,674	13,533
Bradken, Ltd. (d)	90,619	478,022
Breville Group, Ltd.	35,288	288,088
Brickworks, Ltd.	4,295	54,574
BT Investment Management, Ltd.	11,643	46,872
Buccaneer Energy, Ltd. (a)	246,364	14,851
Buru Energy, Ltd. (a)	49,458	77,814
Cabcharge Australia, Ltd. (d)	55,813	192,692
Cape Lambert Resources, Ltd. (a)	97,229	11,795
Capral, Ltd. (a)	136,176	26,288

Australia—(Continued)
Cardno, Ltd. (d)	46,504	269,457
Carnarvon Petroleum, Ltd. (a)	251,902	15,232
carsales.com, Ltd.	63,272	676,321
Cash Converters International, Ltd.	139,149	168,957
Cedar Woods Properties, Ltd.	26,836	186,524
Ceramic Fuel Cells, Ltd. (a)	142,981	5,470
Chalice Gold Mines, Ltd. (a)	25,904	4,244
Chandler Macleod Group, Ltd.	16,111	6,848
Citigold Corp., Ltd. (a)	104,691	4,924
Clinuvel Pharmaceuticals, Ltd. (a)	8,760	13,179
Clough, Ltd.	123,906	168,813
Coal of Africa, Ltd. (a)	133,534	16,817
Coalspur Mines, Ltd. (a) (d)	94,441	25,168
Cockatoo Coal, Ltd. (a)	292,461	16,963
Codan, Ltd.	48,344	87,217
Coffey International, Ltd. (a)	63,637	13,362
Collection House, Ltd.	19,217	33,181
Collins Foods, Ltd.	4,975	7,866
Comet Ridge, Ltd. (a)	6,288	887
Cooper Energy, Ltd. (a)	123,859	47,456
Coventry Group, Ltd.	2,905	7,660
Credit Corp. Group, Ltd.	13,415	119,430
Crowe Horwath Australasia, Ltd.	93,561	55,427
CSG, Ltd. (a)	35,179	32,978
CSR, Ltd. (d)	282,278	645,492
Cudeco, Ltd. (a) (d)	51,210	103,146
Cue Energy Resources, Ltd. (a)	171,183	21,372
Data #3, Ltd.	55,471	60,033
David Jones, Ltd. (d)	263,552	710,722
Decmil Group, Ltd. (d)	78,776	165,410
Deep Yellow, Ltd. (a)	271,919	5,075
Devine, Ltd. (a)	46,180	49,037
Discovery Metals, Ltd. (a) (d)	117,087	10,602
Domino’s Pizza Enterprises, Ltd.	14,539	185,073
Downer EDI, Ltd.	238,347	997,139
Drillsearch Energy, Ltd. (a)	215,714	245,570
DuluxGroup, Ltd.	183,163	902,244
DWS, Ltd.	36,847	52,610
Echo Entertainment Group, Ltd.	32,368	83,685
Elders, Ltd. (a) (d)	150,466	15,506
Elemental Minerals, Ltd. (a)	26,469	14,189
Emeco Holdings, Ltd.	314,914	69,400
Empire Oil & Gas NL (a)	591,457	8,552
Energy Resources of Australia, Ltd. (a)	40,323	52,210
Energy World Corp., Ltd. (a)	389,239	176,132
Envestra, Ltd.	514,190	525,361
Equatorial Resources, Ltd. (a)	18,658	10,618
Equity Trustees, Ltd.	452	7,504
ERM Power, Ltd.	5,396	13,090
eServGlobal, Ltd. (a)	43,068	21,094
Ethane Pipeline Income Fund	3,869	6,535
Euroz, Ltd.	21,953	23,350
Evolution Mining, Ltd.	113,688	89,718
Fairfax Media, Ltd. (d)	944,011	472,127
Fantastic Holdings, Ltd.	1,151	2,588
FAR, Ltd. (a)	882,955	36,293
Finbar Group, Ltd.	6,909	9,218

MSF-78

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Australia—(Continued)
FKP Property Group	98,519	$126,893
Fleetwood Corp., Ltd.	30,946	103,989
FlexiGroup, Ltd.	50,884	206,053
Flinders Mines, Ltd. (a)	606,380	22,638
Focus Minerals, Ltd. (a)	1,919,942	23,272
Forge Group, Ltd.	21,614	106,022
Funtastic, Ltd.	88,662	12,875
G8 Education, Ltd. (d)	58,760	195,830
Galaxy Resources, Ltd. (a)	75,661	4,164
Geodynamics, Ltd. (a)	82,317	8,063
Gindalbie Metals, Ltd. (a) (d)	346,087	43,423
Global Construction Services, Ltd.	9,380	4,689
Goodman Fielder, Ltd.	1,046,927	693,541
GrainCorp, Ltd. - Class A	92,744	1,068,693
Grange Resources, Ltd.	120,000	21,277
Greencross, Ltd.	653	3,686
Greenland Minerals & Energy, Ltd. (a)	69,811	16,291
Gryphon Minerals, Ltd. (a) (d)	118,469	16,185
GUD Holdings, Ltd. (d)	44,683	253,479
Gujarat NRE Coking Coal, Ltd. (a)	19,871	1,668
Gunns, Ltd. (a) (b) (c) (d)	309,759	0
GWA Group, Ltd.	136,751	387,877
Hansen Technologies, Ltd.	17,614	16,599
HFA Holdings, Ltd.	45,623	32,350
Highlands Pacific, Ltd. (a)	173,904	10,223
Hillgrove Resources, Ltd. (a)	207,073	14,123
Hills Holdings, Ltd.	58,336	100,674
Horizon Oil, Ltd. (a) (d)	652,736	200,980
Icon Energy, Ltd. (a)	157,110	23,456
IDM International, Ltd. (a) (b) (c)	49,237	1,791
iiNET, Ltd.	65,072	374,010
Imdex, Ltd.	98,650	81,044
IMF Australia, Ltd. (d)	25,755	45,228
Independence Group NL	108,194	398,051
Indophil Resources NL (a)	149,398	23,694
Infigen Energy, Ltd. (a) (d)	282,132	78,971
Infomedia, Ltd.	67,545	37,726
Inova Resources, Ltd. (a)	35,764	7,006
Integrated Research, Ltd.	28,972	25,001
Intrepid Mines, Ltd. (a) (d)	177,715	43,920
Invocare, Ltd.	50,327	526,854
IOOF Holdings, Ltd.	105,838	821,962
Iress, Ltd.	67,088	568,999
Iron Ore Holdings, Ltd. (a)	17,526	15,046
JB Hi-Fi, Ltd. (d)	47,695	932,423
Jumbo Interactive, Ltd.	17,427	35,628
Jupiter Mines, Ltd. (a)	63,164	4,497
K&S Corp., Ltd.	1,802	3,087
Kagara, Ltd. (a) (b) (c) (d)	131,297	14,698
Kangaroo Resources, Ltd. (a)	305,630	4,847
Karoon Gas Australia, Ltd. (a)	75,600	362,726
Kingsgate Consolidated, Ltd. (d)	54,831	87,681
Kingsrose Mining, Ltd. (a)	83,494	31,175
Linc Energy, Ltd. (a) (d)	152,753	206,972
Liquefied Natural Gas, Ltd. (a)	11,253	2,521
Lycopodium, Ltd.	6,953	30,034
M2 Telecommunications Group, Ltd. (d)	68,326	387,075

Australia—(Continued)
MACA, Ltd.	65,585	151,262
Macmahon Holdings, Ltd. (a)	557,730	62,446
Macquarie Atlas Roads Group	97,706	223,372
Macquarie Telecom Group, Ltd.	3,983	29,581
Mastermyne Group, Ltd.	5,402	4,914
Matrix Composites & Engineering, Ltd. (a)	14,874	10,066
Maverick Drilling & Exploration, Ltd. (a)	35,970	11,048
MaxiTRANS Industries, Ltd.	59,013	72,965
Mayne Pharma Group, Ltd. (a)	27,226	16,383
McPherson’s, Ltd. (d)	34,460	47,223
Medusa Mining, Ltd. (a)	56,708	118,059
Melbourne IT, Ltd.	36,135	57,622
MEO Australia, Ltd. (a)	220,030	13,756
Mermaid Marine Australia, Ltd.	116,821	403,370
Metals X, Ltd. (a)	199,551	25,124
Metgasco, Ltd. (a)	117,719	13,686
Metminco, Ltd. (a)	116,326	4,558
MHM Metals, Ltd. (a)	19,739	1,584
Miclyn Express Offshore, Ltd.	63,229	123,881
Mincor Resources NL	105,687	53,752
Mineral Deposits, Ltd. (a)	38,738	100,547
Mineral Resources, Ltd.	59,462	604,766
Mirabela Nickel, Ltd. (a) (d)	149,321	2,081
Molopo Energy, Ltd. (a)	70,758	13,514
Monadelphous Group, Ltd. (d)	40,048	716,771
Morning Star Gold NL (a) (b) (c)	33,455	3,433
Mortgage Choice, Ltd.	46,109	119,141
Mount Gibson Iron, Ltd.	439,215	301,617
Myer Holdings, Ltd. (d)	289,176	704,597
MyState, Ltd.	2,711	11,786
Nanosonics, Ltd. (a)	44,660	34,185
Navitas, Ltd.	86,409	500,755
Neon Energy, Ltd. (a)	259,085	82,157
Newsat, Ltd. (a)	113,333	48,625
Nexus Energy, Ltd. (a)	625,142	45,050
NIB Holdings, Ltd.	238,467	483,151
Nido Petroleum, Ltd. (a)	522,236	21,984
Noble Mineral Resources, Ltd. (a) (b) (c)	83,737	703
Northern Iron, Ltd. (a)	90,404	15,588
Northern Star Resources, Ltd.	163,091	130,172
NRW Holdings, Ltd.	136,288	185,198
Nufarm, Ltd. (d)	92,426	409,912
Oakton, Ltd.	44,988	64,664
Orocobre, Ltd. (a)	20,107	42,799
OrotonGroup, Ltd. (d)	11,425	62,667
Otto Energy, Ltd. (a)	308,140	30,196
OZ Minerals, Ltd. (d)	101,407	419,397
Pacific Brands, Ltd.	621,651	437,913
Paladin Energy, Ltd. (a) (d)	473,815	214,418
Pan Pacific Petroleum NL (a)	55,564	5,704
PanAust, Ltd.	176,892	348,545
Panoramic Resources, Ltd.	120,821	30,851
PaperlinX, Ltd. (a)	340,846	18,124
Patties Foods, Ltd.	33,186	41,954
Peak Resources, Ltd. (a)	34,546	3,707
Peet, Ltd. (a)	110,439	143,184
Peninsula Energy, Ltd. (a)	454,116	11,371

MSF-79

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Australia—(Continued)
Perilya, Ltd. (a)	95,807	$28,635
Perpetual, Ltd.	18,730	685,940
Perseus Mining, Ltd. (a)	160,823	85,036
Pharmaxis, Ltd. (a) (d)	132,843	16,141
Phosphagenics, Ltd. (a)	345,965	27,120
Platinum Australia, Ltd. (a) (b)	116,796	3,740
Pluton Resources, Ltd. (a)	48,332	3,278
PMP, Ltd. (a)	158,703	48,850
Premier Investments, Ltd.	44,992	363,241
Primary Health Care, Ltd. (d)	224,678	1,010,556
Prime Media Group, Ltd.	32,717	32,612
PrimeAg Australia, Ltd. (a)	21,007	8,240
Programmed Maintenance Services, Ltd.	67,178	176,110
Quickstep Holdings, Ltd. (a)	31,204	6,298
Ramelius Resources, Ltd. (a) (d)	155,944	22,586
RCG Corp., Ltd. (d)	51,116	32,656
RCR Tomlinson, Ltd.	68,177	227,841
REA Group, Ltd.	34,313	1,209,797
Reckon, Ltd.	46,318	93,753
Red Fork Energy, Ltd. (a) (d)	237,685	103,079
Redflex Holdings, Ltd.	19,984	21,537
Regional Express Holdings, Ltd.	9,952	9,703
Regis Resources, Ltd. (a)	122,705	460,561
Reject Shop, Ltd. (The) (d)	15,046	245,639
Resolute Mining, Ltd.	248,330	151,180
Resource and Investment NL (a)	25,941	1,791
Resource Generation, Ltd. (a)	58,515	12,541
Retail Food Group, Ltd. (d)	54,938	220,506
Rex Minerals, Ltd. (a)	42,465	21,239
Rialto Energy, Ltd. (a)	162,011	3,778
Ridley Corp., Ltd. (a)	123,003	95,251
Roc Oil Co., Ltd. (a)	416,062	192,261
RungePincockMinarco, Ltd. (a)	4,190	2,289
Ruralco Holdings, Ltd.	5,756	18,019
SAI Global, Ltd.	101,064	419,294
Salmat, Ltd.	45,807	88,198
Samson Oil & Gas, Ltd. (a)	581,639	13,595
Sandfire Resources NL (a) (d)	34,756	207,894
Santana Minerals, Ltd. (a)	8,860	1,156
Saracen Mineral Holdings, Ltd. (a)	238,931	51,349
Sedgman, Ltd.	48,829	34,622
Select Harvests, Ltd.	8,158	34,558
Senex Energy, Ltd. (a)	409,015	280,579
Servcorp, Ltd.	18,320	64,271
Service Stream, Ltd.	56,942	9,031
Sigma Pharmaceuticals, Ltd.	621,692	336,570
Sihayo Gold, Ltd. (a)	181,026	5,726
Silex Systems, Ltd. (a)	28,112	72,947
Silver Chef, Ltd.	6,956	53,331
Silver Lake Resources, Ltd. (a) (d)	112,092	82,703
Sims Metal Management, Ltd. (a)	68,785	612,365
Sirtex Medical, Ltd.	14,910	189,337
Skilled Group, Ltd.	87,824	286,410
Slater & Gordon, Ltd.	29,921	101,840
SMS Management & Technology, Ltd. (d)	42,700	180,886
Southern Cross Electrical Engineering, Ltd.	22,440	26,501
Southern Cross Media Group, Ltd.	328,410	540,928

Australia—(Continued)
Spark Infrastructure Group	98,224	152,125
Specialty Fashion Group, Ltd.	57,983	49,785
St. Barbara, Ltd. (a) (d)	192,892	101,978
Starpharma Holdings, Ltd. (a)	81,789	78,614
Straits Resources, Ltd. (a) (d)	39,613	594
Strike Energy, Ltd. (a)	163,211	13,854
STW Communications Group, Ltd.	173,873	265,264
Sundance Energy Australia, Ltd. (a)	78,828	77,255
Sundance Resources, Ltd. (a)	819,104	55,809
Sunland Group, Ltd.	73,931	116,555
Super Retail Group, Ltd.	55,983	677,975
Swick Mining Services, Ltd.	56,563	19,525
Talon Petroleum, Ltd. (a)	28,216	975
Tanami Gold NL (a)	108,623	5,474
Tap Oil, Ltd. (a)	148,197	80,203
Tassal Group, Ltd.	60,399	172,870
Technology One, Ltd.	76,451	146,227
Ten Network Holdings, Ltd. (a) (d)	750,180	203,033
Teranga Gold Corp. (a)	26,882	17,683
TFS Corp., Ltd. (a) (d)	78,407	57,826
Thorn Group, Ltd.	71,456	154,091
Tiger Resources, Ltd. (a)	363,534	103,480
Toro Energy, Ltd. (a)	75,052	5,973
Tox Free Solutions, Ltd.	76,909	234,081
TPG Telecom, Ltd.	201,335	815,233
Transfield Services, Ltd.	248,514	259,803
Transpacific Industries Group, Ltd. (a)	508,869	466,764
Treasury Group, Ltd.	2,264	19,408
Troy Resources, Ltd. (a) (d)	41,952	59,821
Trust Co., Ltd. (The)	3,656	25,026
UGL, Ltd. (d)	25,500	197,721
Unity Mining, Ltd. (a)	173,949	11,902
UXC, Ltd.	144,893	147,444
Village Roadshow, Ltd.	26,642	160,568
Virgin Australia Holdings, Ltd. (a)	968,773	388,669
Virgin Australia International Holding, Ltd. (b) (c)	968,773	1
Vision Eye Institute, Ltd. (a)	37,056	24,216
Vocus Communications, Ltd.	20,320	50,434
Warrnambool Cheese & Butter Factory Co. Holding, Ltd.	16,058	91,742
Watpac, Ltd. (a)	37,999	27,473
WDS, Ltd.	55,558	41,986
Webjet, Ltd. (d)	22,295	79,666
Western Areas, Ltd. (d)	69,013	184,180
Western Desert Resources, Ltd. (a)	64,456	40,877
White Energy Co., Ltd. (a) (d)	78,162	13,436
Wide Bay Australia, Ltd.	9,275	42,744
Wotif.com Holdings, Ltd. (d)	50,265	220,438

		50,176,290

Austria—0.9%
A-TEC Industries AG (a) (b) (c) (d)	1,749	0
Agrana Beteiligungs AG	1,694	213,033
Atrium European Real Estate, Ltd.	114,274	647,066
Austria Technologie & Systemtechnik AG (d)	8,022	74,778
CA Immobilien Anlagen AG (a)	22,098	320,809

MSF-80

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Austria—(Continued)
DO & Co. AG	638	$28,610
EVN AG (d)	20,562	314,293
Flughafen Wien AG	6,864	464,646
Frauenthal Holding AG	270	3,185
Intercell AG (a) (b) (c)	24,163	0
Kapsch TrafficCom AG (d)	3,069	152,119
Lenzing AG	5,322	395,261
Mayr Melnhof Karton AG	4,652	502,782
Oberbank AG	174	11,273
Oesterreichische Post AG	18,004	818,472
Palfinger AG	7,563	295,833
POLYTEC Holding AG	10,783	94,657
RHI AG (d)	14,831	490,192
Rosenbauer International AG	1,972	154,747
S IMMO AG (a)	35,979	225,367
Schoeller-Bleckmann Oilfield Equipment AG	5,616	664,455
Semperit AG Holding	6,630	305,050
Strabag SE	10,968	273,610
Telekom Austria AG	7,113	59,717
Uniqa Insurance Group AG	8,215	96,775
Wienerberger AG (d)	71,414	1,253,952
Wolford AG (a)	1,065	28,816
Zumtobel AG	19,568	315,123

		8,204,621

Belgium—1.1%
Ablynx NV (a)	16,588	179,424
Ackermans & van Haaren NV	14,601	1,494,634
AGFA-Gevaert NV (a)	125,762	289,277
AGFA-Gevaert NV (VVPR Strip) (a) (b) (c)	21,666	0
Arseus NV	13,446	381,351
Atenor Group	1,048	46,775
Banque Nationale de Belgique	124	451,420
Barco NV	8,211	649,864
Cie d’Entreprises CFE	5,563	424,069
Cie Maritime Belge S.A.	8,912	247,932
D’ieteren S.A.	13,290	616,984
Deceuninck NV (a)	49,164	92,459
Deceuninck NV (VVPR Strip) (a) (b) (c)	17,412	0
Econocom Group	30,429	259,457
Elia System Operator S.A.	16,162	719,426
Euronav NV (a)	11,523	74,998
EVS Broadcast Equipment S.A.	8,288	534,824
Exmar NV	17,359	220,815
Galapagos NV (a)	16,401	346,168
Gimv NV	250	12,353
Hamon & CIE S.A. (a)	300	6,167
Immobel	1,054	53,372
Ion Beam Applications (a)	11,487	96,363
Jensen-Group NV	738	10,523
Kinepolis Group NV	2,580	369,435
Lotus Bakeries	161	144,000
Melexis NV	13,858	370,321
Mobistar S.A.	1,689	28,753
NV Bekaert S.A.	18,666	697,596
Nyrstar (a) (d)	85,533	412,062

Belgium—(Continued)
Nyrstar (VVPR Strip) (a) (b) (c)	23,989	0
Picanol (a)	1,699	60,451
RealDolmen NV (a)	1,200	27,169
Recticel S.A.	13,561	91,748
Rentabiliweb Group (a)	440	3,007
Resilux	55	5,574
RHJ International (a)	2,453	12,878
Roularta Media Group NV (a)	1,629	24,035
Sioen Industries NV	5,558	57,516
Sipef S.A.	3,850	262,299
Tessenderlo Chemie NV (d)	16,495	418,688
Tessenderlo Chemie NV (VVPR Strip) (a) (b) (c) (d)	1,346	0
ThromboGenics NV (a) (d)	18,561	481,877
Van de Velde NV	5,079	237,115

		10,913,179

Canada—8.6%
5N Plus, Inc. (a) (d)	33,732	82,852
Aastra Technologies, Ltd.	4,512	92,513
Aberdeen International, Inc. (a)	9,500	1,430
Absolute Software Corp.	23,754	167,423
Acadian Timber Corp. (d)	3,800	45,708
Advantage Oil & Gas, Ltd. (a)	117,131	450,307
Aecon Group, Inc.	40,222	545,509
AG Growth International, Inc. (d)	7,238	272,993
AGF Management, Ltd. - Class B (d)	66,450	822,521
AgJunction, Inc. (a)	12,375	12,374
Ainsworth Lumber Co., Ltd. (a) (d)	57,353	220,492
Air Canada - Class A (a)	15,459	53,128
Akita Drilling, Ltd. - Class A	2,003	29,071
Alacer Gold Corp. (d)	25,950	77,846
Alamos Gold, Inc. (d)	69,532	1,080,056
Alaris Royalty Corp. (d)	6,854	238,215
Alexco Resource Corp. (a) (d)	29,109	41,824
Algoma Central Corp.	4,410	65,076
Algonquin Power & Utilities Corp. (d)	93,226	573,810
Alliance Grain Traders, Inc.	7,901	113,984
Alterra Power Corp. (a) (d)	168,776	49,156
Altius Minerals Corp. (a) (d)	9,660	104,754
Altus Group, Ltd.	14,488	178,630
Amerigo Resources, Ltd.	44,359	17,226
Amica Mature Lifestyles, Inc.	11,291	98,654
Anderson Energy, Ltd. (a)	46,999	6,388
Andrew Peller, Ltd. - Class A	1,139	15,260
Angle Energy, Inc. (a) (d)	51,558	139,650
Antrim Energy, Inc. (a)	58,587	4,550
Argonaut Gold, Inc. (a)	37,825	221,064
Arsenal Energy, Inc.	8,955	43,382
Asanko Gold, Inc. (a)	23,027	53,876
Atna Resources, Ltd. (a)	45,732	6,882
Atrium Innovations, Inc. (a) (d)	14,800	251,444
ATS Automation Tooling Systems, Inc. (a)	47,088	629,943
Augusta Resource Corp. (a) (d)	16,090	32,959
Aura Minerals, Inc. (a)	49,179	4,297
AuRico Gold, Inc.	119,571	456,205

MSF-81

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
AutoCanada, Inc. (d)	10,728	$384,835
Avalon Rare Metals, Inc. (a)	28,205	26,561
Axia NetMedia Corp. (a)	32,333	62,152
B2Gold Corp. (a)	148,473	370,444
Badger Daylighting, Ltd.	6,254	396,047
Ballard Power Systems, Inc. (a) (d)	58,407	102,633
Bankers Petroleum, Ltd. (a) (d)	167,493	629,288
Bauer Performance Sports, Ltd. (a)	12,635	157,255
Bellatrix Exploration, Ltd. (a)	61,713	469,715
Bengal Energy, Ltd. (a)	9,533	6,201
Birchcliff Energy, Ltd. (a) (d)	58,552	399,612
Bird Construction, Inc. (d)	9,212	112,774
Black Diamond Group, Ltd. (d)	19,812	473,542
BlackPearl Resources, Inc. (a) (d)	117,817	215,034
BMTC Group, Inc. - Class A	5,387	67,936
BNK Petroleum, Inc. (a)	16,642	19,711
Bonterra Energy Corp. (d)	6,543	356,799
Boralex, Inc. - Class A (a) (d)	13,002	132,917
Brigus Gold Corp. (a) (d)	90,920	54,726
Brookfield Real Estate Services, Inc.	800	10,485
Brookfield Residential Properties, Inc. (a) (d)	8,385	194,148
Burcon NutraScience Corp. (a)	6,010	17,854
Calfrac Well Services, Ltd.	20,075	610,016
Calian Technologies, Ltd.	4,196	83,427
Calvalley Petroleums, Inc. - Class A (a)	19,422	29,226
Canaccord Financial, Inc. (d)	54,653	351,778
Canacol Energy, Ltd. (a) (d)	32,061	137,264
Canada Bread Co., Ltd.	139	7,924
Canada Lithium Corp. (a)	230,227	107,285
Canadian Energy Services & Technology Corp. (d)	23,479	390,918
Canadian Western Bank (d)	28,887	867,129
Canam Group, Inc. (a)	22,324	206,758
CanElson Drilling, Inc.	27,317	169,198
Canexus Corp. (d)	60,655	443,997
Canfor Corp. (a)	48,900	1,104,232
Canfor Pulp Products, Inc. (d)	21,696	207,050
Cangene Corp. (a)	11,169	24,939
CanWel Building Materials Group, Ltd.	28,809	77,753
Canyon Services Group, Inc.	31,600	360,161
Capital Power Corp. (d)	42,008	867,036
Capstone Infrastructure Corp.	49,417	184,705
Capstone Mining Corp. (a)	178,046	428,672
Cardero Resource Corp. (a) (d)	17,277	2,684
Carpathian Gold, Inc. (a)	84,878	11,536
Cascades, Inc. (d)	46,236	268,874
Cash Store Financial Services, Inc. (The) (a)	3,705	6,079
Cathedral Energy Services, Ltd.	19,242	96,205
CCL Industries, Inc. - Class B	13,368	886,787
Celestica, Inc. (a)	100,007	1,101,058
Centerra Gold, Inc.	11,589	54,229
Cequence Energy, Ltd. (a) (d)	86,636	132,891
Cervus Equipment Corp.	1,370	27,651
China Gold International Resources Corp., Ltd. (a)	88,813	251,768
Chinook Energy, Inc. (a)	15,717	13,427
Churchill Corp. - Class A (d)	11,157	98,567

Canada—(Continued)
Cineplex, Inc. (d)	27,567	1,022,606
Clairvest Group, Inc.	200	4,340
Clarke, Inc.	1,730	10,312
Claude Resources, Inc. (a)	78,467	18,664
CML HealthCare, Inc. (d)	46,458	484,403
Cogeco Cable, Inc.	9,471	445,391
Cogeco, Inc.	2,004	89,495
Colabor Group, Inc.	9,830	40,750
COM DEV International, Ltd. (a)	44,065	175,824
Computer Modelling Group, Ltd.	14,060	328,961
Connacher Oil and Gas, Ltd. (a)	280,466	54,457
Contrans Group, Inc. - Class A	15,374	179,703
Copper Mountain Mining Corp. (a) (d)	57,011	97,412
Corby Distilleries, Ltd. - Class A (d)	11,141	222,809
Corridor Resources, Inc. (a)	21,385	16,609
Corus Entertainment, Inc. - B Shares (d)	42,940	1,032,177
Cott Corp.	56,748	435,781
Crew Energy, Inc. (a)	69,029	373,945
Crocotta Energy, Inc. (a)	41,143	109,842
Davis & Henderson Corp. (d)	33,588	878,137
DeeThree Exploration, Ltd. (a)	46,204	409,985
Delphi Energy Corp. (a)	95,850	148,886
Denison Mines Corp. (a) (d)	247,548	273,972
Descartes Systems Group, Inc. (The) (a)	34,536	396,148
DHX Media, Ltd.	35,825	120,686
DirectCash Payments, Inc.	5,874	96,089
Dominion Diamond Corp. (a)	43,482	531,211
Dorel Industries, Inc. - Class B	13,456	489,879
DragonWave, Inc. (a)	18,544	36,546
Duluth Metals, Ltd. (a) (d)	31,662	36,271
Dundee Precious Metals, Inc. (a)	59,580	329,699
Dynasty Metals & Mining, Inc. (a)	8,618	4,685
E-L Financial Corp., Ltd.	217	137,146
Eastern Platinum, Ltd. (a)	420,034	26,506
Eastmain Resources, Inc. (a)	625	200
easyhome, Ltd.	2,000	26,989
Eco Oro Minerals Corp. (a)	16,900	9,024
EcoSynthetix, Inc. (a)	800	2,843
EGI Financial Holdings, Inc. (a)	900	11,359
Enbridge Income Fund Holdings, Inc. (d)	25,948	594,004
Endeavour Mining Corp. (a)	114,590	75,648
Endeavour Silver Corp. (a)	38,900	166,922
Enerflex, Ltd.	10,930	147,389
Energy Fuels, Inc. (a) (d)	206,297	32,045
Enghouse Systems, Ltd.	8,477	214,877
Entree Gold, Inc. (a)	15,350	4,471
Epsilon Energy, Ltd. (a)	27,905	90,213
Equal Energy, Ltd.	10,687	50,112
Equitable Group, Inc.	5,801	249,206
Equity Financial Holdings, Inc. (a)	1,100	13,723
Essential Energy Services Trust (a)	68,226	182,810
Evertz Technologies, Ltd.	14,549	225,993
Excellon Resources, Inc. (a)	21,284	37,607
Exchange Income Corp. (d)	9,565	218,406
Exco Technologies, Ltd.	13,332	83,742
Exeter Resource Corp. (a)	11,335	9,244
EXFO, Inc. (a) (d)	15,843	85,979

MSF-82

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Extendicare Inc. (d)	45,167	$288,967
Fiera Capital Corp.	1,403	15,650
Firm Capital Mortgage Investment Corp.	2,307	26,876
First National Financial Corp.	5,807	106,607
FirstService Corp. (d)	12,580	488,031
Forsys Metals Corp. (a)	25,356	8,616
Fortress Paper, Ltd. - Class A (a) (d)	7,338	50,081
Fortuna Silver Mines, Inc. (a) (d)	78,401	286,188
Fortune Minerals, Ltd. (a)	11,100	3,556
Gamehost, Inc.	7,859	106,816
Gasfrac Energy Services, Inc. (a)	6,993	10,591
Genesis Land Development Corp. (a)	17,608	60,685
Genivar, Inc. (d)	18,898	487,471
Genworth MI Canada, Inc.	17,697	497,725
Glacier Media, Inc.	9,600	11,836
Glentel, Inc.	7,499	108,621
GLG Life Tech Corp. (a)	3,198	2,608
Gluskin Sheff + Associates, Inc.	10,189	187,745
GLV, Inc. - Class A (a)	12,735	38,327
GMP Capital, Inc. (d)	40,036	249,533
Golden Star Resources, Ltd. (a) (d)	142,170	58,660
Gran Tierra Energy, Inc. (a)	157,209	1,115,672
Great Canadian Gaming Corp. (a)	32,000	355,400
Great Panther Silver, Ltd. (a)	67,206	58,068
Guyana Goldfields, Inc. (a)	41,155	90,297
Hanfeng Evergreen, Inc. (a)	12,100	9,633
Heroux-Devtek, Inc.	15,800	145,108
High Liner Foods, Inc.	2,800	98,675
HNZ Group, Inc. (d)	5,368	117,361
Home Capital Group, Inc. (d)	13,384	935,925
Horizon North Logistics, Inc. (d)	56,814	400,437
HudBay Minerals, Inc.	106,334	870,245
IBI Group, Inc. (d)	1,600	2,982
Imax Corp. (a)	20,424	615,664
Imperial Metals Corp. (a)	23,826	286,823
Imris, Inc. (a)	14,626	23,145
Indigo Books & Music, Inc.	1,986	20,245
Innergex Renewable Energy, Inc. (d)	40,252	341,930
International Forest Products, Ltd. - Class A (a)	35,592	411,534
International Minerals Corp.	15,698	40,386
International Tower Hill Mines, Ltd. (a)	21,604	6,816
Intertape Polymer Group, Inc.	30,446	439,229
Ithaca Energy, Inc. (a)	146,116	358,889
Ivanhoe Energy, Inc. (a) (d)	44,568	36,345
Ivernia, Inc. (a)	71,989	8,387
Jaguar Mining, Inc. (a) (d)	44,308	8,603
Just Energy Group, Inc. (d)	67,734	430,715
K-Bro Linen, Inc.	4,038	128,543
KAB Distribution, Inc. (a) (b) (c)	3,622	0
Katanga Mining, Ltd. (a)	26,500	14,664
Kelt Exploration, Ltd. (a)	16,500	134,396
Killam Properties, Inc. (d)	31,951	338,416
Kingsway Financial Services, Inc. (a)	8,765	24,507
Kirkland Lake Gold, Inc. (a) (d)	26,382	88,875
Labrador Iron Mines Holdings, Ltd. (a)	13,799	5,760
Lake Shore Gold Corp. (a) (d)	187,975	73,909
Laramide Resources, Ltd. (a)	6,531	3,360

Canada—(Continued)
Laurentian Bank of Canada	21,718	943,317
Le Chateau, Inc. - Class A (a) (d)	2,899	10,442
Legacy Oil + Gas, Inc. (a)	78,837	506,675
Leisureworld Senior Care Corp. (d)	19,276	197,803
Leon’s Furniture, Ltd.	13,469	169,989
Lightstream Resources, Ltd. (d)	108,373	780,669
Linamar Corp.	27,000	904,587
Liquor Stores N.A., Ltd.	13,560	209,972
Long Run Exploration, Ltd. (a)	56,849	304,652
Lucara Diamond Corp. (a)	40,000	41,940
MacDonald Dettwiler & Associates, Ltd.	1,200	92,605
Mainstreet Equity Corp. (a)	3,700	108,444
Major Drilling Group International (d)	54,870	394,725
Manitoba Telecom Services, Inc. (d)	12,054	384,422
Maple Leaf Foods, Inc.	55,470	711,920
Martinrea International, Inc. (d)	53,037	544,246
Maxim Power Corp. (a)	2,800	9,786
MBAC Fertilizer Corp. (a) (d)	30,132	66,697
McCoy Corp.	6,943	46,172
McEwen Mining - Minera Andes Andes Acquisition Corp. (a) (d)	29,122	69,550
Mediagrif Interactive Technologies, Inc.	4,916	94,640
Medical Facilities Corp. (d)	9,958	152,843
MEGA Brands, Inc. (a) (d)	8,058	126,966
Mega Uranium, Ltd. (a)	53,800	3,656
Melcor Developments, Ltd.	2,181	40,865
Mercator Minerals, Ltd. (a)	15,910	1,622
MGM Energy Corp. (a)	6,492	1,134
Migao Corp. (d)	20,785	18,766
Minco Silver Corp. (a)	10,913	8,582
Mood Media Corp. (a) (d)	57,391	37,330
Morneau Shepell, Inc. (d)	27,362	356,220
MTY Food Group, Inc.	1,365	44,751
Mullen Group, Ltd. (d)	49,781	1,213,051
Nautilus Minerals, Inc. (a)	52,914	17,980
Nevada Copper Corp. (a)	10,550	24,889
Nevsun Resources, Ltd.	116,926	372,329
New Flyer Industries, Inc.	9,332	103,281
Newalta Corp. (d)	22,947	356,441
NGEx Resources, Inc. (a)	35,735	62,100
Niko Resources, Ltd. (a) (d)	15,963	58,580
Norbord, Inc. (d)	13,816	402,791
Nordion, Inc. (a)	51,425	442,333
North American Energy Partners, Inc. (a)	14,743	80,152
North American Palladium, Ltd. (a)	108,692	106,576
North West Co., Inc. (The) (d)	22,958	525,334
Northern Dynasty Minerals, Ltd. (a) (d)	27,464	40,794
NuVista Energy, Ltd. (a)	49,017	319,309
OceanaGold Corp. (a)	150,911	224,158
Orvana Minerals Corp. (a)	35,962	15,711
Paladin Labs, Inc. (a)	4,998	300,836
Parex Resources, Inc. (a)	55,359	313,327
Parkland Fuel Corp. (d)	37,163	656,995
Pason Systems, Inc.	35,716	787,448
Patheon, Inc. (a)	10,068	59,819
Perpetual Energy, Inc. (a) (d)	50,316	46,894
Petaquilla Minerals, Ltd. (a)	51,667	16,553

MSF-83

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Petrobank Energy & Resources, Ltd. (a) (d)	52,473	$21,141
Petrominerales, Ltd. (d)	52,442	595,671
Phoscan Chemical Corp. (a)	51,767	14,072
PHX Energy Services Corp.	14,550	152,979
Pilot Gold, Inc. (a)	11,266	12,031
Platino Energy Corp. (a)	4,848	3,765
Platinum Group Metals, Ltd. (a)	32,084	32,394
Points International, Ltd. (a)	6,320	145,353
Polymet Mining Corp. (a) (d)	38,355	30,534
Poseidon Concepts Corp.	17,540	56
Premium Brands Holdings Corp.	11,279	211,334
Primero Mining Corp. (a) (d)	54,342	295,965
Pulse Seismic, Inc.	35,720	132,470
Pure Technologies, Ltd. (a)	12,806	60,173
QLT, Inc. (a)	25,500	117,591
Questerre Energy Corp. - Class A (a) (d)	83,569	89,244
Ram Power Corp. (a)	71,058	12,762
Redknee Solutions, Inc. (a)	18,190	92,358
Reitmans Canada, Ltd.	36,366	265,608
Richelieu Hardware, Ltd.	6,930	297,706
Richmont Mines, Inc. (a)	12,038	17,296
Ritchie Bros Auctioneers, Inc. (d)	47,401	954,417
RMP Energy, Inc. (a)	72,808	401,485
Rock Energy, Inc. (a)	6,887	12,236
Rocky Mountain Dealerships, Inc.	9,738	111,083
Rogers Sugar, Inc. (d)	52,425	293,668
RONA, Inc.	75,889	872,313
Rubicon Minerals Corp. (a) (d)	49,480	62,928
Russel Metals, Inc. (d)	34,722	920,257
Sabina Gold & Silver Corp. (a) (d)	45,006	38,450
San Gold Corp. (a)	84,387	14,747
Sandstorm Gold, Ltd. (a) (d)	21,500	116,261
Sandvine Corp. (a) (d)	90,000	179,118
Santonia Energy, Inc. (a)	62,059	131,944
Savanna Energy Services Corp. (d)	55,506	410,078
Scorpio Mining Corp. (a)	88,421	26,182
Sears Canada, Inc. (d)	4,468	54,654
Secure Energy Services, Inc.	55,376	734,906
SEMAFO, Inc. (d)	116,582	280,689
Serinus Energy, Inc. (a)	1,398	4,750
ShawCor, Ltd.	13,091	552,083
Sherritt International Corp. (d)	184,210	690,307
Shore Gold, Inc. (a)	82,170	14,359
Sierra Wireless, Inc. (a) (d)	19,913	326,660
Silver Standard Resources, Inc. (a)	37,551	231,492
Sonde Resources Corp. (a)	18,161	17,631
Southern Pacific Resource Corp. (a)	198,574	129,163
SouthGobi Resources, Ltd. (a) (d)	65,809	76,667
Sprott Resource Corp. (d)	60,105	169,219
Sprott, Inc.	56,427	153,386
Spyglass Resources Corp. (d)	44,541	71,781
St Andrew Goldfields, Ltd. (a)	87,850	27,718
Stantec, Inc. (d)	20,624	1,053,307
Stella-Jones, Inc.	3,133	314,806
Stornoway Diamond Corp. (a)	33,687	20,931
Strad Energy Services, Ltd.	10,641	39,256
Strateco Resources, Inc. (a)	26,150	1,523

Canada—(Continued)
Student Transportation, Inc. (d)	33,613	211,458
Sulliden Gold Corp., Ltd. (a)	68,700	65,362
SunOpta, Inc. (a)	35,292	342,624
Superior Plus Corp. (d)	67,466	720,476
Surge Energy, Inc. (d)	52,044	300,123
TAG Oil, Ltd. (a) (d)	22,471	97,733
Taseko Mines, Ltd. (a)	131,286	271,481
Tekmira Pharmaceuticals Corp. (a)	1,900	13,262
Tembec, Inc. (a) (d)	50,711	120,617
Teranga Gold Corp. (a) (d)	64,711	42,092
Tethys Petroleum, Ltd. (a)	99,200	64,525
Thompson Creek Metals Co., Inc. (a) (d)	119,418	427,797
Timminco, Ltd. (a) (b)	16,700	83
Timmins Gold Corp. (a)	87,398	147,636
TORC Oil & Gas, Ltd.	6,108	51,942
Toromont Industries, Ltd.	28,436	624,733
Torstar Corp. - Class B	37,353	197,272
Total Energy Services, Inc. (d)	18,098	315,030
Transcontinental, Inc. - Class A	37,360	534,621
TransForce, Inc.	40,293	847,677
TransGlobe Energy Corp. (a)	36,372	285,312
Transition Therapeutics, Inc. (a)	800	3,246
Trican Well Service, Ltd.	88,161	1,199,103
Trinidad Drilling, Ltd.	72,358	698,958
TSO3, Inc. (a)	17,113	13,457
Twin Butte Energy, Ltd. (d)	155,046	320,614
Uex Corp. (a)	89,800	34,000
Uni-Select, Inc. (d)	8,978	202,649
Ur-Energy, Inc. (a)	19,846	22,735
Valener, Inc.	7,459	114,052
Vecima Networks, Inc. (a)	2,500	12,621
Veresen, Inc. (d)	19,607	231,085
Veris Gold Corp. (a)	18,003	10,312
Vicwest, Inc.	9,300	115,206
Virginia Mines, Inc. (a)	8,108	80,761
Wajax Corp. (d)	11,027	401,877
WaterFurnace Renewable Energy, Inc.	4,069	85,919
Wesdome Gold Mines, Ltd. (a)	38,107	25,897
West Fraser Timber Co., Ltd.	8,237	741,214
Western Energy Services Corp.	13,520	105,661
Western Forest Products, Inc.	100,600	140,150
Whistler Blackcomb Holdings, Inc.	9,267	123,344
Whitecap Resources, Inc. (d)	72,761	854,724
Wi-Lan, Inc. (d)	82,419	319,258
Winpak, Ltd.	6,902	154,785
Xtreme Drilling and Coil Services Corp. (a)	11,600	42,006
Zargon Oil & Gas, Ltd. (d)	13,621	94,946
ZCL Composites, Inc.	11,681	71,330
Zenith Epigenetics Corp. (a) (b)	12,830	5,356

		82,253,361

China—0.0%
China Resources and Transportation Group, Ltd. (a) (d)	2,600,000	132,484
China WindPower Group, Ltd. (a) (d)	1,800,000	63,487
Lee & Man Chemical Co., Ltd.	32,000	15,833

		211,804

MSF-84

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Denmark—1.9%
ALK-Abello A/S	3,402	$324,052
Alm Brand A/S (a)	47,930	170,365
Amagerbanken A/S (a) (b) (c)	178,000	0
Ambu A/S	2,661	108,084
Auriga Industries (a)	9,580	324,057
Bang & Olufsen A/S (a)	17,941	183,748
Bavarian Nordic A/S (a)	14,671	175,592
BoConcept Holding A/S - Class B	228	4,184
Brodrene Hartmann A/S	52	1,287
D/S Norden A/S	13,959	588,550
DFDS A/S	2,274	166,465
East Asiatic Co., Ltd. A/S (a) (d)	6,828	115,365
Genmab A/S (a)	21,485	882,416
GN Store Nord A/S	144,283	3,035,109
Greentech Energy Systems (a)	1,142	2,857
Gronlandsbanken AB	17	2,016
Harboes Bryggeri A/S - Class B	1,454	20,835
IC Companys A/S	5,141	155,496
Jeudan A/S	201	20,779
Jyske Bank A/S (a)	28,997	1,439,895
NKT Holding A/S	13,143	652,894
Nordjyske Bank A/S	185	3,662
Pandora A/S	19,759	818,775
Parken Sport & Entertainment A/S (a)	2,351	34,112
PER Aarsleff A/S - Class B	962	118,847
Ringkjoebing Landbobank A/S	2,249	431,615
Rockwool International A/S - B Shares	3,675	595,013
Royal UNIBREW A/S	4,703	558,766
Schouw & Co.	8,773	319,771
SimCorp A/S	22,290	750,542
Solar A/S - B Shares	3,176	174,832
Spar Nord Bank A/S (a)	32,428	249,322
Sydbank A/S (a)	44,611	1,163,464
TK Development A/S (a)	41,237	46,357
Topdanmark A/S (a)	69,020	1,777,546
TopoTarget A/S (a)	49,340	23,920
Torm A/S (a)	9,596	2,621
United International Enterprises	1,276	237,359
Vestas Wind Systems A/S (a)	91,348	2,317,958
Vestjysk Bank A/S (a)	3,300	8,085
Zealand Pharma A/S (a) (d)	4,907	51,225

		18,057,838

Finland—2.5%
Afarak Group Oyj (a)	95,130	46,279
Ahlstrom Oyj (d)	11,406	145,437
Aktia Bank Oyj	3,139	30,904
Alma Media Oyj	32,099	137,826
Amer Sports Oyj	63,555	1,289,700
Apetit Oyj	1,205	31,137
Aspo Oyj	11,042	79,197
Atria plc	5,250	55,697
BasWare Oyj	3,525	103,417
Biotie Therapies Oyj (a)	118,993	57,963
Cargotec Oyj - B Shares (d)	19,031	737,183
Caverion Corp. (a) (d)	58,474	474,786
Citycon Oyj	163,905	552,147

Finland—(Continued)
Comptel Oyj (a)	30,187	21,649
Cramo Oyj	9,503	165,357
Elektrobit Corp.	43,163	77,762
Elisa Oyj (d)	64,534	1,539,101
F-Secure Oyj	54,590	132,969
Finnair Oyj	47,520	200,572
Finnlines Oyj (a)	9,624	81,400
Fiskars Oyj Abp	21,766	550,691
HKScan Oyj - A Shares	13,925	64,427
Huhtamaki Oyj	51,530	1,103,764
Ilkka-Yhtyma Oyj	2,976	12,444
Kemira Oyj (d)	57,407	884,788
Kesko Oyj - A Shares	139	4,404
Kesko Oyj - B Shares	35,959	1,079,198
Konecranes Oyj (d)	26,787	902,340
Lassila & Tikanoja Oyj (a)	17,709	361,417
Lemminkainen Oyj	4,314	87,999
Metsa Board Oyj (d)	135,387	494,651
Munksjo Oyj (a) (d)	2,851	18,745
Neste Oil Oyj (d)	76,825	1,705,110
Okmetic Oyj	6,360	45,746
Olvi Oyj - A Shares	8,023	281,304
Oriola-KD Oyj - B Shares	67,230	214,669
Orion Oyj - Class A	19,816	500,144
Orion Oyj - Class B (d)	43,350	1,092,194
Outokumpu Oyj (a) (d)	511,386	345,535
Outotec Oyj (d)	95,223	1,306,892
PKC Group Oyj	12,102	392,592
Ponsse Oy	3,208	31,712
Poyry Oyj (a)	21,383	111,051
Raisio plc - V Shares	73,120	425,422
Ramirent Oyj	63,927	781,145
Rapala VMC Oyj	8,902	64,100
Rautaruukki Oyj (d)	58,187	451,031
Saga Furs Oyj	836	42,647
Sanoma Oyj (d)	49,815	416,155
Sievi Capital plc (a)	10,528	15,684
SRV Group plc	30	179
Stockmann Oyj Abp - B Shares (d)	16,769	286,508
Talvivaara Mining Co. plc (a) (d)	286,881	40,465
Technopolis plc	45,493	300,499
Teleste Oyj	772	4,306
Tieto Oyj (d)	35,284	753,959
Tikkurila Oyj	22,439	598,015
Uponor Oyj (d)	31,280	589,891
Vacon plc (d)	5,175	408,342
Vaisala Oyj - A Shares	4,116	107,589
YIT Oyj (d)	63,300	883,969

		23,722,206

France—4.5%
ABC Arbitrage	4,710	32,817
Air France-KLM (a) (d)	88,070	877,444
Akka Technologies S.A.	930	27,316
Albioma	12,430	249,847
Alcatel-Lucent (a) (d)	1,443,534	5,127,006
Altamir Amboise	14,407	190,038

MSF-85

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

France—(Continued)
Alten S.A.	14,440	$618,349
Altran Technologies S.A. (a)	70,704	581,748
April	10,645	224,678
Archos (a)	5,288	26,410
Assystem	8,352	204,777
Atari S.A. (a) (b) (c)	11,742	0
Audika Groupe (a)	2,159	27,145
Aurea S.A.	1,221	7,583
Axway Software S.A.	2,927	79,000
Beneteau S.A. (a) (d)	24,266	392,325
Bigben Interactive (a)	2,504	24,593
BioMerieux (d)	428	41,463
Boiron S.A.	3,511	229,909
Bonduelle S.C.A.	10,633	258,783
Bongrain S.A.	3,472	237,995
Bourbon S.A. (d)	28,193	736,673
Boursorama (a)	10,971	109,094
Bull (a) (d)	52,498	209,860
Burelle S.A.	184	126,277
Catering International Services (d)	11	356
Cegedim S.A. (a)	2,929	73,923
Cegid Group	3,132	82,838
Cie des Alpes	3,241	68,799
Ciments Francais S.A.	2,486	171,423
Club Mediterranee S.A. (a)	18,244	430,527
Derichebourg S.A. (a)	62,135	215,469
Devoteam S.A.	4,902	66,709
DNXCorp.	277	6,745
Eiffage S.A.	13,644	748,421
Electricite de Strasbourg	88	11,622
Eramet	935	94,407
Esso S.A. Francaise	1,261	79,761
Etablissements Maurel et Prom (d)	48,019	737,189
Euler Hermes S.A.	7,817	954,696
Euro Disney SCA (a)	11,454	73,790
Eurofins Scientific (d)	2,826	712,252
Exel Industries - A Shares	618	31,141
Faiveley Transport S.A.	4,347	330,777
Faurecia (a) (d)	31,389	908,995
Fimalac	3,854	205,437
Fleury Michon S.A.	141	8,002
GameLoft SE (a) (d)	28,377	300,252
GEA	400	43,267
GECI International (a) (b) (c)	9,793	0
GL Events	6,578	154,464
Groupe Crit	1,538	54,317
Groupe Flo	5,857	23,460
Groupe Partouche S.A. (a)	12,984	16,493
Groupe Steria SCA	17,694	304,070
Guerbet	663	81,111
Haulotte Group S.A. (a)	9,947	126,400
Havas S.A.	149,144	1,164,084
Hi-Media S.A. (a)	20,464	49,841
Ingenico (d)	9,552	688,819
Interparfums S.A.	4,774	169,675
Ipsen S.A.	12,079	464,623
IPSOS	21,840	820,954

France—(Continued)
Jacquet Metal Service	9,036	157,363
Korian S.A.	2,822	91,214
L.D.C. S.A.	10	1,617
Lagardere SCA	6,012	195,277
Lanson-BCC	14	595
Laurent-Perrier	1,493	133,843
Lectra	9,479	77,086
LISI	2,482	352,567
Maisons France Confort	1,754	63,852
Manitou BF S.A.	5,576	94,916
Manutan International	589	32,405
Medica S.A.	24,420	608,304
Mersen	11,165	347,473
METabolic EXplorer S.A. (a)	2,657	10,033
Metropole Television S.A.	30,423	652,833
Montupet	4,620	126,274
Mr. Bricolage (a)	601	8,211
Naturex	2,702	217,471
Neopost S.A. (d)	19,254	1,402,564
Nexans S.A.	15,968	968,077
Nexity S.A.	16,880	602,866
NextRadioTV	2,643	53,888
NicOx S.A. (a) (d)	6,186	22,596
Norbert Dentressangle S.A.	2,772	296,283
NRJ Group (a)	13,425	126,281
Orco Property Group (a)	4,469	14,091
Orpea	16,527	832,662
Osiatis S.A.	6,242	86,136
Parrot S.A. (a)	4,759	151,564
Peugeot S.A. (a) (d)	149,258	2,455,005
Pierre & Vacances S.A. (a)	3,103	75,190
Plastic Omnium S.A.	38,571	975,855
Rallye S.A.	13,808	504,603
Recylex S.A. (a) (d)	8,543	35,860
Robertet S.A.	14	2,822
Rubis SCA	20,204	1,276,167
S.A. des Ciments Vicat	6,569	466,802
Saft Groupe S.A.	20,232	558,127
Samse S.A.	107	10,466
Sartorius Stedim Biotech	1,387	210,172
SEB S.A. (d)	4,929	432,232
Seche Environnement S.A.	1,555	57,744
Sequana S.A. (a) (d)	5,112	43,608
Soc Mar Tunnel Prado Car	293	11,099
Societe d’Edition de Canal Plus	35,730	270,752
Societe des Bains de Mer et du Cercle des Etrangers a Monaco	16	917
Societe Internationale de Plantations d’Heveas S.A.	853	66,405
Societe Television Francaise 1	71,332	1,242,056
SOITEC (a) (d)	113,224	309,538
Solocal Group (a) (d)	80,591	185,153
Somfy S.A.	183	46,301
Sopra Group S.A.	2,515	224,575
Spir Communication S.A. (a)	848	15,045
Ste Industrielle d’Aviation Latecoere S.A. (a)	4,144	61,298
STEF S.A.	1,857	119,334

MSF-86

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

France—(Continued)
Store Electronic (a)	715	$10,698
Sword Group	3,919	74,749
Synergie S.A.	5,633	97,095
Technicolor S.A. (a)	52,631	275,636
Teleperformance	32,917	1,592,741
Tessi S.A.	895	111,630
Theolia S.A. (a)	38,488	71,334
Thermador Groupe	1,082	92,235
Tonnellerie Francois Freres	308	23,552
Total Gabon	421	269,239
Touax S.A.	1,668	43,101
Trigano S.A. (a)	5,078	90,213
UBISOFT Entertainment (a)	63,478	981,768
Union Financiere de France BQE S.A.	2,306	51,906
Valneva SE (a) (d)	10,872	57,964
Vetoquinol S.A.	469	17,544
Viel et Co.	3,978	13,399
Vilmorin & Cie S.A.	2,888	351,141
Virbac S.A.	1,982	402,244
VM Materiaux S.A. (a)	235	8,539
Vranken-Pommery Monopole S.A.	1,317	36,596

		43,175,031

Germany—5.0%
Aareal Bank AG (a)	32,420	1,012,954
Adler Modemaerkte AG	4,862	59,335
ADVA Optical Networking SE (a)	20,269	126,203
Air Berlin plc (a) (d)	23,494	55,531
Aixtron SE NA (a)	47,389	801,119
Allgeier SE	2,942	59,568
Amadeus Fire AG	2,610	170,023
Analytik Jena AG	501	10,061
AS Creation Tapeten (a)	800	37,965
Aurubis AG	20,108	1,219,128
Balda AG	19,993	133,860
Bauer AG	6,926	173,433
BayWa AG	7,596	380,426
Bechtle AG	9,570	489,199
Bertrandt AG	2,980	375,188
Bijou Brigitte AG	2,105	213,457
Biotest AG	1,823	164,028
Borussia Dortmund GmbH & Co. KGaA	36,335	184,671
CANCOM SE	6,521	201,041
Carl Zeiss Meditec AG	9,499	283,579
CAT Oil AG	9,471	184,420
Celesio AG	49,773	1,120,585
CENIT AG	5,981	73,265
CENTROTEC Sustainable AG	5,202	104,943
Cewe Color Holding AG	3,145	160,448
Colonia Real Estate AG (a)	5,281	36,293
Comdirect Bank AG	18,315	185,882
CompuGroup Medical AG	13,628	332,835
Constantin Medien AG (a)	23,577	54,061
CropEnergies AG	13,948	117,994
CTS Eventim AG	9,997	441,112
DAB Bank AG	12,773	62,212
Data Modul AG	138	2,707

Germany—(Continued)
Delticom AG	2,140	120,635
Deutsche Beteiligungs AG	2,815	72,931
Deutsche Wohnen AG	92,057	1,647,790
Deutz AG (a)	62,092	561,183
Dialog Semiconductor plc (a) (d)	27,192	520,200
Dr. Hoenle AG	2,084	34,739
Draegerwerk AG & Co. KGaA	1,630	170,985
Drillisch AG	30,810	742,565
Duerr AG	11,256	827,822
Eckert & Ziegler AG	2,469	93,554
Elmos Semiconductor AG	7,336	91,070
ElringKlinger AG (d)	16,988	764,318
Euromicron AG	3,803	84,154
Evotec AG (a) (d)	59,728	266,400
First Sensor AG (a)	3,155	33,068
Francotyp-Postalia Holding AG (a)	3,300	17,004
Freenet AG (a)	56,906	1,376,907
GAGFAH S.A. (a)	36,892	481,289
Gerresheimer AG	16,223	972,403
Gerry Weber International AG	9,842	405,934
Gesco AG	2,077	203,708
GFK SE	8,794	511,002
GFT Technologies AG	9,142	60,647
Gigaset AG (a)	25,477	35,160
Gildemeister AG (d)	39,050	1,064,024
Grammer AG	7,596	290,591
Grenkeleasing AG	2,371	218,130
GSW Immobilien AG	24,130	1,059,727
H&R AG (a)	7,029	87,265
Hamburger Hafen und Logistik AG	8,767	215,635
Hansa Group AG	5,987	8,579
Hawesko Holding AG	1,663	89,543
Heidelberger Druckmaschinen AG (a) (d)	153,682	413,504
Highlight Communications AG (a)	13,077	63,612
Homag Group AG	2,798	62,581
Indus Holding AG	13,812	474,926
Init Innovation In Traffic Systems AG	2,361	72,408
Intershop Communications AG (a)	7,747	16,138
Isra Vision AG	2,083	97,544
Jenoptik AG	28,871	451,803
Joyou AG (a)	688	11,635
Kloeckner & Co. SE (a)	68,249	925,231
Koenig & Bauer AG	6,051	115,101
Kontron AG (d)	32,374	207,376
Krones AG	6,921	588,728
KSB AG	111	71,935
KUKA AG	14,184	614,567
KWS Saat AG	1,120	389,489
Leifheit AG	945	37,491
Leoni AG	22,210	1,352,225
LPKF Laser & Electronics AG	12,759	236,656
Manz AG (a)	1,272	93,243
MasterFlex SE (a)	280	2,221
Medigene AG (a)	3,423	17,546
MLP AG	33,383	213,725
Mobotix AG	2,035	46,487
Morphosys AG (a)	10,279	798,400

MSF-87

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Germany—(Continued)
Muehlbauer Holding AG & Co. KGaA	1,575	$39,760
MVV Energie AG (d)	6,393	193,306
Nemetschek AG	3,207	194,021
Nexus AG	2,080	27,276
Nordex SE (a)	38,948	570,210
NORMA Group	17,872	861,816
OHB AG	3,264	79,089
Patrizia Immobilien AG (a)	23,153	231,802
Pfeiffer Vacuum Technology AG	5,733	702,071
PNE Wind AG	33,344	146,230
Progress-Werk Oberkirch AG	822	44,924
PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	2,118	34,471
Pulsion Medical Systems SE	464	7,549
PVA TePla AG	3,358	9,466
QSC AG	59,062	319,628
R Stahl AG	1,594	75,867
Rational AG	941	280,803
Rheinmetall AG	24,744	1,422,889
Rhoen Klinikum AG	61,526	1,581,311
RIB Software AG	1,026	8,515
SAF-Holland S.A. (a)	31,896	390,548
Salzgitter AG	23,207	964,392
Schaltbau Holding AG	2,601	137,946
SGL Carbon SE (d)	28,680	1,091,310
SHW AG	1,051	45,809
Singulus Technologies AG (a) (d)	35,179	75,236
Sixt AG	9,652	243,417
SKW Stahl-Metallurgie Holding AG	3,578	54,673
SMA Solar Technology AG	3,340	114,505
SMT Scharf AG	2,145	65,684
Software AG (d)	20,668	736,170
Solarworld AG (a) (d)	52,337	62,842
Stada Arzneimittel AG (d)	33,026	1,674,444
Stroeer Media AG (a)	12,029	193,364
Suss Microtec AG (a)	12,728	115,156
Symrise AG	17,337	768,509
TAG Immobilien AG	77,264	958,990
Takkt AG	12,691	238,606
Technotrans	2,013	24,628
Telegate AG	2,507	22,512
Tipp24 SE (a)	3,214	208,717
Tom Tailor Holding AG (a)	11,440	260,694
Tomorrow Focus AG	8,355	43,020
TUI AG (a) (d)	85,669	1,095,684
Vossloh AG	4,207	370,413
VTG AG	6,281	123,365
Wacker Neuson SE	14,840	220,855
Washtec AG	3,397	45,202
Wincor Nixdorf AG	16,507	1,031,231
Wirecard AG	1,935	66,204
XING AG	1,747	190,433

		47,996,623

Greece—0.7%
Alpha Bank AE (a)	175,375	134,991

Greece—(Continued)
Athens Water Supply & Sewage Co. S.A. (The)	6,858	76,572
Bank of Cyprus plc (a) (b)	596,049	165,305
Bank of Greece	11,668	241,498
Diagnostic & Therapeutic Center of Athens Hygeia S.A. (a)	51,248	28,073
Ellaktor S.A. (a)	77,681	258,011
Elval - Hellenic Aluminium Industry S.A. (a)	5,382	13,779
Folli Follie Group S.A. (a)	18,502	481,165
Fourlis Holdings S.A. (a)	19,545	90,599
Frigoglass S.A. (a)	10,875	80,677
GEK Terna Holding Real Estate Construction S.A. (a)	35,756	113,441
Hellenic Exchanges S.A. Holding Clearing Settlement and Registry	33,346	286,866
Hellenic Petroleum S.A.	50,348	531,950
Hellenic Telecommunications Organization S.A. (a)	46,536	485,171
Intracom Holdings S.A. (a)	38,557	24,727
Intralot SA-Integrated Lottery Systems & Services	58,803	130,825
JUMBO S.A. (a)	47,651	594,246
Marfin Investment Group Holdings S.A. (a)	382,614	195,333
Metka S.A.	8,084	135,416
Motor Oil Hellas Corinth Refineries S.A.	33,177	352,767
Mytilineos Holdings S.A. (a)	46,186	298,570
National Bank of Greece S.A. (a)	32,433	131,623
OPAP S.A.	7,769	86,847
Piraeus Bank S.A. (a)	8,830	14,945
Piraeus Port Authority	3,250	78,306
Proton Bank S.A. (a) (b)	14,856	3,618
Public Power Corp. S.A.	52,045	589,947
Sarantis S.A. (a)	7,281	54,295
Sidenor Steel Products Manufacturing Co. S.A. (a)	10,515	22,528
Terna Energy S.A. (a)	22,487	96,949
Titan Cement Co. S.A. (a)	33,961	847,110
TT Hellenic Postbank S.A. (a) (b) (c)	71,180	0
Viohalco Hellenic Copper and Aluminum Industry S.A. (a)	51,786	322,858

		6,969,008

Hong Kong—2.9%
Alco Holdings, Ltd.	136,000	27,888
Allan International Holdings	70,000	22,383
Allied Group, Ltd.	22,000	79,140
Allied Properties HK, Ltd.	1,774,024	274,292
Anxian Yuan China Holdings, Ltd. (a)	420,000	5,844
Apac Resources, Ltd. (a)	2,300,000	46,019
APT Satellite Holdings, Ltd.	158,000	162,054
Arts Optical International Holdings, Ltd.	16,000	3,713
Asia Financial Holdings, Ltd.	300,000	128,418
Asia Satellite Telecommunications Holdings, Ltd.	66,000	248,469
Asia Standard International Group, Ltd.	370,000	82,041
Associated International Hotels, Ltd.	14,000	40,073
Aupu Group Holding Co., Ltd.	246,000	23,802

MSF-88

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
Bel Global Resources Holdings, Ltd. (a) (b) (c)	520,000	$0
Birmingham International Holdings, Ltd. (a) (b) (c)	1,110,000	0
Bonjour Holdings, Ltd.	810,000	178,681
Bossini International Holdings, Ltd.	438,000	25,971
Brightoil Petroleum Holdings, Ltd. (a) (d)	1,156,000	190,922
Brockman Mining, Ltd. (a)	2,516,770	136,273
Burwill Holdings, Ltd. (a)	1,294,000	20,353
Cafe de Coral Holdings, Ltd.	144,000	447,678
Century City International Holdings, Ltd. (b) (c)	616,000	44,477
Century Sunshine Group Holdings, Ltd.	269,416	27,821
Champion Technology Holdings, Ltd.	2,394,274	42,114
Chen Hsong Holdings	150,000	46,979
Cheuk Nang Holdings, Ltd.	84,920	71,697
Chevalier International Holdings, Ltd.	70,000	122,989
China Billion Resources, Ltd. (a) (b) (c)	476,000	0
China Daye Non-Ferrous Metals Mining, Ltd. (a)	2,682,000	72,563
China Electronics Corp. Holdings Co., Ltd.	352,000	59,611
China Energy Development Holdings, Ltd. (a)	3,046,000	36,176
China Environmental Investment Holdings, Ltd. (a)	1,215,000	39,932
China Financial Services Holdings, Ltd.	288,000	24,162
China Flavors & Fragrances Co., Ltd. (a)	70,147	10,039
China Infrastructure Investment, Ltd. (a)	626,000	12,104
China Metal International Holdings, Inc.	300,000	79,285
China Nuclear Industry 23 International Corp., Ltd. (a)	106,000	15,428
China Renji Medical Group, Ltd. (a)	2,356,000	12,769
China Solar Energy Holdings, Ltd. (a) (b) (c)	162,000	3,760
China Strategic Holdings, Ltd. (a)	770,000	12,702
China Ting Group Holdings, Ltd.	318,550	23,770
China-Hongkong Photo Products Holdings, Ltd.	284,000	22,373
Chinney Investment, Ltd.	8,000	1,248
Chong Hing Bank, Ltd. (d)	76,000	324,758
Chow Sang Sang Holdings International, Ltd. (d)	155,000	449,265
Chu Kong Shipping Enterprise Group Co., Ltd.	252,000	69,876
Chuang’s China Investments, Ltd.	341,000	20,434
Chuang’s Consortium International, Ltd.	546,357	68,247
CITIC Telecom International Holdings, Ltd.	716,000	204,837
CK Life Sciences International Holdings, Inc.	1,874,000	154,569
CNT Group, Ltd.	246,000	10,150
Cosmos Machinery Enterprises, Ltd. (a)	126,000	8,367
CP Lotus Corp. (a)	1,750,000	53,211
Cross-Harbour Holdings, Ltd. (The)	119,000	96,258
CSI Properties, Ltd.	3,554,023	139,912
CST Mining Group, Ltd. (a)	8,984,000	96,087
Culture Landmark Investment, Ltd. (a)	86,400	7,018
Culturecom Holdings, Ltd. (a) (d)	285,000	55,037
Dah Sing Banking Group, Ltd.	195,600	348,447
Dah Sing Financial Holdings, Ltd.	82,000	474,880
Dan Form Holdings Co., Ltd.	568,000	62,946

Hong Kong—(Continued)
Dickson Concepts International, Ltd.	131,000	78,842
Dingyi Group Investment, Ltd. (a) (b) (c)	455,000	33,439
Dorsett Hospitality International, Ltd.	415,000	90,883
Eagle Nice International Holdings, Ltd.	120,000	22,886
EcoGreen Fine Chemicals Group, Ltd.	90,000	18,705
Emperor Capital Group, Ltd.	84,000	3,788
Emperor Entertainment Hotel, Ltd.	325,000	148,953
Emperor International Holdings	691,250	195,315
Emperor Watch & Jewellery, Ltd.	2,380,000	214,620
ENM Holdings, Ltd. (a)	556,000	31,811
EPI Holdings, Ltd. (a)	1,842,000	55,271
Esprit Holdings, Ltd. (d)	1,156,450	1,853,058
eSun Holdings, Ltd. (a)	400,000	56,153
Fairwood, Ltd.	48,500	99,964
Far East Consortium International,,Ltd.	679,499	214,459
Fountain SET Holdings, Ltd. (a)	422,000	54,845
Fujikon Industrial Holdings, Ltd.	100,000	31,370
G-Resources Group, Ltd. (a) (d)	14,821,800	488,403
Genting Hong Kong, Ltd. (a)	101,229	40,465
Get Nice Holdings, Ltd.	2,326,000	97,428
Giordano International, Ltd. (d)	798,000	729,304
Glorious Sun Enterprises, Ltd.	262,000	57,256
Gold Peak Industries Holding, Ltd.	277,714	29,647
Golden Resources Development International, Ltd.	370,000	20,027
Goldin Financial Holdings, Ltd. (a)	200,000	64,484
Goldin Properties Holdings, Ltd. (a)	286,000	149,007
Good Fellow Resources Holdings, Ltd. (a)	120,000	4,643
Guangnan Holdings, Ltd.	264,000	32,325
Guotai Junan International Holdings, Ltd.	288,000	116,119
Haitong International Securities Group, Ltd.	242,365	117,327
Hao Tian Resources Group, Ltd. (a)	1,140,000	51,411
Harbour Centre Development, Ltd.	88,000	158,062
HKR International, Ltd.	449,600	220,456
Hon Kwok Land Investment Co., Ltd.	140,000	58,123
Hong Kong Aircraft Engineering Co., Ltd. (d)	5,200	68,936
Hong Kong Ferry Holdings Co., Ltd.	10,000	9,840
Hong Kong Television Network, Ltd.	270,000	83,925
Hongkong Chinese, Ltd.	920,000	199,202
Hsin Chong Construction Group, Ltd.	348,000	49,444
Huafeng Group Holdings, Ltd. (a)	460,000	14,855
Hung Hing Printing Group, Ltd.	252,000	37,019
Hutchison Telecommunications Hong Kong Holdings, Ltd. (d)	860,000	371,811
Hybrid Kinetic Group, Ltd. (a)	1,740,000	28,318
Imagi International Holdings, Ltd. (a)	4,131,000	50,570
IPE Group, Ltd.	285,000	19,471
IRC, Ltd. (a)	600,000	70,352
IT, Ltd.	330,000	105,024
ITC Properties Group, Ltd.	81,000	30,690
Jinhui Holdings, Ltd. (a)	70,000	17,346
Johnson Electric Holdings, Ltd.	488,500	354,851
K Wah International Holdings, Ltd.	810,902	437,817
Kam Hing International Holdings, Ltd.	196,000	15,183
Kantone Holdings, Ltd.	930,000	11,739
Keck Seng Investments	94,000	49,328
King Stone Energy Group, Ltd. (a)	792,000	44,420

MSF-89

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
Kingmaker Footwear Holdings, Ltd.	102,000	$23,449
Kingston Financial Group, Ltd. (d)	2,171,000	196,244
Ko Yo Chemical Group, Ltd. (a)	2,680,000	25,909
Kowloon Development Co., Ltd.	173,000	214,567
Lai Sun Development (a)	7,569,666	221,802
Lai Sun Garment International, Ltd. (a)	430,000	83,109
Lam Soon Hong Kong, Ltd.	15,000	10,444
Landsea Green Properties Co., Ltd.	120,000	14,258
Lee’s Pharmaceutical Holdings, Ltd.	110,000	92,156
Lerado Group Holdings Co.	202,000	21,085
Lifestyle International Holdings, Ltd. (d)	16,500	35,087
Lifestyle Properties Development, Ltd. (a) (d)	825	197
Lippo China Resources, Ltd.	2,106,000	61,179
Lippo, Ltd.	122,000	61,278
Liu Chong Hing Investment, Ltd.	90,000	219,801
Luen Thai Holdings, Ltd.	156,000	58,980
Luk Fook Holdings International, Ltd. (d)	166,000	518,094
Luks Group Vietnam Holdings Co., Ltd.	68,000	17,777
Lung Kee Bermuda Holdings	116,000	43,313
Magnificent Estates	1,560,000	75,245
Man Wah Holdings, Ltd.	216,800	341,098
Man Yue Technology Holdings, Ltd.	88,000	10,550
Matrix Holdings, Ltd.	36,000	8,169
Mei Ah Entertainment Group, Ltd. (a)	800,000	11,639
Melco International Development, Ltd.	458,000	1,224,113
Midland Holdings, Ltd.	460,000	189,316
Ming Fai International Holdings, Ltd.	145,000	15,332
Ming Fung Jewellery Group, Ltd. (a)	1,440,000	47,345
Miramar Hotel & Investment	4,000	5,169
Mongolia Energy Corp., Ltd. (a)	1,688,000	51,860
Mongolian Mining Corp. (a) (d)	941,500	168,639
National Electronic Holdings, Ltd.	166,000	20,972
Natural Beauty Bio-Technology, Ltd.	290,000	20,185
Neo-Neon Holdings, Ltd. (a)	420,500	81,830
Neptune Group, Ltd. (a)	1,060,000	25,944
New Century Group Hong Kong, Ltd.	912,000	19,159
New Smart Energy Group, Ltd. (a)	935,000	12,768
New Times Energy Corp., Ltd. (a)	204,200	15,818
Newocean Energy Holdings, Ltd.	616,000	411,100
Next Media, Ltd. (a)	414,000	39,551
Norstar Founders Group, Ltd. (a) (b) (c)	120,000	0
North Asia Resources Holdings, Ltd. (a)	335,000	8,207
Orange Sky Golden Harvest Entertainment Holdings, Ltd. (a)	555,882	25,791
Oriental Watch Holdings	271,600	89,740
Pacific Andes International Holdings, Ltd.	1,213,323	57,137
Pacific Basin Shipping, Ltd. (d)	1,010,000	689,897
Pacific Textile Holdings, Ltd.	270,000	334,069
Paliburg Holdings, Ltd. (b) (c)	362,000	116,685
Pan Asia Environmental Protection Group, Ltd. (a)	38,000	6,776
PCCW, Ltd.	162,000	71,602
Pearl Oriental Oil, Ltd. (a)	1,170,000	50,587
Pico Far East Holdings, Ltd.	468,000	152,444
Playmates Holdings, Ltd.	64,000	70,984
PNG Resources Holdings, Ltd.	1,944,000	47,050
Polytec Asset Holdings, Ltd.	965,000	125,714

Hong Kong—(Continued)
Public Financial Holdings, Ltd.	166,000	83,846
PYI Corp., Ltd.	2,714,366	65,065
Regal Hotels International Holdings, Ltd. (b) (c)	454,000	237,656
Richfield Group Holdings, Ltd.	944,000	24,857
Rising Development Holdings, Ltd. (a)	272,000	21,749
Rivera Holdings, Ltd.	20,000	774
SA SA International Holdings, Ltd.	548,000	617,723
Sandmartin International Holdings, Ltd. (a)	104,000	5,967
SEA Holdings, Ltd.	94,000	53,401
Shenyin Wanguo HK, Ltd.	155,000	51,568
Shougang Concord Technology Holdings (a)	634,000	44,219
Shun Tak Holdings, Ltd.	979,500	549,653
Silver base Group Holdings, Ltd. (a) (d)	422,000	66,977
Sing Tao News Corp., Ltd.	276,000	35,964
Singamas Container Holdings, Ltd.	942,000	231,053
Sino Distillery Group, Ltd. (a)	222,000	13,472
Sinocop Resources Holdings, Ltd. (a)	290,000	16,104
SIS International Holdings	16,000	6,086
Sitoy Group Holdings, Ltd.	110,000	54,073
SmarTone Telecommunications Holdings, Ltd. (d)	206,500	273,945
SOCAM Development, Ltd.	179,876	211,044
Solomon Systech International, Ltd. (a)	920,000	39,691
Soundwill Holdings, Ltd.	50,000	91,087
South China China, Ltd. (a)	496,000	52,440
Stella International Holdings, Ltd.	55,000	141,314
Stelux Holdings International, Ltd.	260,500	92,330
Success Universe Group, Ltd. (a)	240,000	14,687
Sun Hing Vision Group Holdings, Ltd.	42,000	15,163
Sun Hung Kai & Co., Ltd.	400,440	214,162
Sun Innovation Holdings, Ltd. (a)	1,050,000	17,867
Superb Summit International Group, Ltd. (a)	2,895,000	132,628
TAI Cheung Holdings (d)	250,000	191,573
Talent Property Group, Ltd. (a)	420,000	7,201
Tan Chong International, Ltd.	63,000	22,257
Tao Heung Holdings, Ltd.	204,000	149,593
Taung Gold International, Ltd. (a) (b) (c) (d)	700,000	14,350
Television Broadcasts, Ltd. (d)	1,400	8,854
Texwinca Holdings, Ltd.	298,000	278,107
Titan Petrochemicals Group, Ltd. (a) (b)	1,000,000	322
Tom Group, Ltd. (a)	590,000	87,437
Tongda Group Holdings, Ltd.	1,350,000	76,720
Town Health International Investments, Ltd. (a)	176,000	26,355
Tradelink Electronic Commerce, Ltd.	356,000	75,261
Transport International Holdings, Ltd.	109,600	246,096
Trinity, Ltd. (d)	632,000	213,667
TSC Group Holdings, Ltd. (a)	267,000	97,203
Tse Sui Luen Jewellery International, Ltd.	40,000	18,888
Tysan Holdings, Ltd.	146,000	51,254
United Laboratories International Holdings, Ltd. (The) (a) (d)	355,000	128,086
Universal Technologies Holdings, Ltd. (a)	710,000	52,052
Up Energy Development Group, Ltd. (a)	92,000	5,930
Upbest Group, Ltd.	8,000	928
Value Convergence Holdings, Ltd. (a)	104,000	17,173

MSF-90

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
Value Partners Group, Ltd. (d)	380,000	$230,689
Varitronix International, Ltd.	182,000	157,140
Vedan International Holdings, Ltd.	296,000	16,032
Victory City International Holdings, Ltd.	680,868	90,596
Vitasoy International Holdings, Ltd.	380,000	480,074
VST Holdings, Ltd.	487,200	101,723
Wai Kee Holdings, Ltd.	54,000	14,296
Wang On Group, Ltd.	3,040,000	52,973
Water Oasis Group, Ltd.	52,000	3,893
Win Hanverky Holdings, Ltd.	332,000	38,932
Wing Hang Bank, Ltd.	5,500	82,944
Wing On Co. International, Ltd.	46,000	133,798
Wing Tai Properties, Ltd.	280,000	171,441
Xinyi Glass Holdings, Ltd. (d)	930,000	860,323
Xpress Group, Ltd. (a)	600,000	26,672
Yeebo International Holdings, Ltd.	158,000	22,612
YGM Trading, Ltd.	48,000	103,985
Yugang International, Ltd. (a)	1,466,000	9,842
Zhuhai Holdings Investment Group, Ltd. (a)	218,000	43,806

		27,728,159

Ireland—1.1%
Aer Lingus Group plc	42,387	86,979
C&C Group plc	204,054	1,104,411
DCC plc	50,148	2,051,977
FBD Holdings plc	15,309	308,768
Glanbia plc	57,037	747,009
Grafton Group plc	111,227	1,050,851
IFG Group plc	44,002	80,459
Irish Continental Group plc	1,706	58,985
Kenmare Resources plc (a)	145,693	66,848
Kingspan Group plc	67,194	1,120,344
Paddy Power plc	27,063	2,166,643
Smurfit Kappa Group plc	81,172	1,853,216

		10,696,490

Israel—1.0%
Africa Israel Investments, Ltd. (a)	50,826	87,807
Africa Israel Properties, Ltd. (a)	7,501	114,872
Africa Israel Residences, Ltd.	880	12,446
Airport City, Ltd. (a)	18,842	153,995
AL-ROV Israel, Ltd. (a)	2,628	76,126
Allot Communications, Ltd. (a)	6,459	83,061
Alon Holdings Blue Square Israel, Ltd. (a)	8,063	31,123
Alrov Properties and Lodgings, Ltd. (a)	1,923	49,658
Amot Investments, Ltd.	28,877	86,799
AudioCodes, Ltd. (a)	17,523	119,411
Avgol Industries 1953, Ltd.	46,857	40,948
Azorim-Investment Development & Construction Co., Ltd. (a)	23,712	24,080
Babylon, Ltd.	13,198	110,004
Bayside Land Corp.	413	111,211
Big Shopping Centers 2004, Ltd.	716	28,080
Biocell, Ltd. (a)	2,190	14,011
BioLine RX, Ltd. (a)	25,645	5,772
Blue Square Real Estate, Ltd.	374	14,352

Israel—(Continued)
Cellcom Israel, Ltd. (a)	10,559	118,002
Ceragon Networks, Ltd. (a)	14,799	60,487
Clal Biotechnology Industries, Ltd. (a)	17,580	37,735
Clal Industries, Ltd.	35,222	153,025
Clal Insurance Enterprises Holdings, Ltd.	10,363	187,328
Compugen, Ltd. (a)	13,456	136,665
Delek Automotive Systems, Ltd.	16,947	196,981
Delta-Galil Industries, Ltd.	5,417	107,457
Direct Insurance Financial Investments, Ltd.	5,783	29,538
Elbit Imaging, Ltd. (a)	202	237
Elbit Systems, Ltd.	12,220	659,456
Electra, Ltd.	895	119,855
Elron Electronic Industries, Ltd. (a)	7,585	51,357
Equital, Ltd. (a)	550	8,071
Evogene, Ltd. (a)	16,323	126,948
EZchip Semiconductor, Ltd. (a)	9,853	245,069
First International Bank of Israel, Ltd.	10,887	178,836
FMS Enterprises Migun, Ltd.	910	11,878
Formula Systems 1985, Ltd.	4,463	113,100
Frutarom Industries, Ltd.	19,140	349,116
Gilat Satellite Networks, Ltd. (a)	12,836	63,388
Given Imaging, Ltd. (a)	8,717	168,886
Golf & Co., Ltd.	6,101	22,318
Hadera Paper, Ltd. (a)	1,386	85,546
Harel Insurance Investments & Financial Services, Ltd.	57,410	329,786
Industrial Buildings Corp.	43,794	77,326
Israel Discount Bank, Ltd. - Class A (a)	336,890	608,020
Israel Land Development Co., Ltd. (The)	3,950	13,812
Ituran Location and Control, Ltd.	9,589	178,807
Jerusalem Oil Exploration (a)	5,621	197,816
Kamada, Ltd. (a)	11,968	182,557
Kerur Holdings, Ltd.	931	15,858
Maabarot Products, Ltd.	4,183	46,976
Magic Software Enterprises, Ltd.	9,462	65,752
Matrix IT, Ltd.	19,777	112,937
Mazor Robotics, Ltd. (a)	13,274	113,125
Meitav DS Investments, Ltd.	5,193	17,378
Melisron, Ltd.	6,384	169,278
Mellanox Technologies, Ltd. (a)	2,761	104,808
Menorah Mivtachim Holdings, Ltd. (a)	13,207	155,748
Migdal Insurance & Financial Holding, Ltd.	133,078	222,821
Naphtha Israel Petroleum Corp., Ltd. (a)	18,925	122,499
Neto ME Holdings, Ltd.	1,150	61,778
Nitsba Holdings 1995, Ltd. (a)	16,809	217,067
Nova Measuring Instruments, Ltd. (a)	10,093	90,601
Oil Refineries, Ltd. (a)	432,149	168,912
Ormat Industries (a)	29,986	195,850
Osem Investments, Ltd.	14,691	328,370
Partner Communications Co., Ltd.	39,592	314,493
Paz Oil Co., Ltd. (a)	2,330	382,739
Perion Network, Ltd. (a)	3,246	42,391
Phoenix Holdings, Ltd. (The)	30,251	112,028
Plasson Industries, Ltd.	1,729	55,067
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	2,926	164,348
Shikun & Binui, Ltd.	94,127	220,584

MSF-91

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Israel—(Continued)
Shufersal, Ltd.	37,713	$162,366
Space Communication, Ltd. (a)	2,951	49,545
Strauss Group, Ltd.	17,669	310,852
Tower Semiconductor, Ltd. (a)	10,537	52,052
Union Bank of Israel (a)	11,952	53,667

		10,113,049

Italy—3.1%
A2A S.p.A.	450,367	440,348
ACEA S.p.A.	33,065	322,279
Acotel Group S.p.A. (a)	81	2,187
Alerion Cleanpower S.p.A.	10,865	50,977
Amplifon S.p.A.	48,850	267,025
Ansaldo STS S.p.A.	47,467	439,977
Arnoldo Mondadori Editore S.p.A. (a) (d)	62,817	80,801
Ascopiave S.p.A.	22,740	45,267
Astaldi S.p.A.	32,469	266,141
Autogrill S.p.A. (a) (d)	54,430	957,546
Azimut Holding S.p.A.	51,142	1,168,947
Banca Carige S.p.A. (a) (d)	414,328	265,937
Banca Finnat Euramerica S.p.A.	50,851	19,597
Banca Generali S.p.A. (d)	23,501	531,976
Banca IFIS S.p.A.	6,177	82,643
Banca Piccolo Credito Valtellinese Scarl (a)	112,363	137,572
Banca Popolare dell’Emilia Romagna S.c.r.l. (a)	171,912	1,233,880
Banca Popolare dell’Etruria e del Lazio (a)	7,755	6,367
Banca Popolare di Milano Scarl (a) (d)	1,773,934	1,007,832
Banca Popolare di Sondrio SCARL	154,558	862,779
Banca Profilo S.p.A.	117,883	37,296
Banco di Desio e della Brianza S.p.A.	20,306	54,773
Banco Popolare SC (a) (d)	839,831	1,251,900
BasicNet S.p.A. (a)	9,826	20,219
Biesse S.p.A. (a)	6,021	27,701
Brembo S.p.A.	17,718	461,937
Brioschi Sviluppo Immobiliare S.p.A. (a)	34,077	3,723
Brunello Cucinelli S.p.A.	4,018	130,597
Buzzi Unicem S.p.A. (d)	39,838	621,922
Cairo Communication S.p.A.	11,446	60,031
Caltagirone Editore S.p.A. (a)	6,273	7,547
Carraro S.p.A. (a)	5,504	15,683
Cementir Holding S.p.A.	31,117	115,848
CIR-Compagnie Industriali Riunite S.p.A. (a)	256,784	405,891
Credito Bergamasco S.p.A.	2,162	33,664
Credito Emiliano S.p.A.	44,882	274,167
d’Amico International Shipping S.A. (a)	58,934	43,705
Danieli & C Officine Meccaniche S.p.A. (d)	7,018	202,188
Datalogic S.p.A.	8,267	78,099
Davide Campari-Milano S.p.A.	1,504	13,042
De’Longhi S.p.A.	17,527	268,174
DeA Capital S.p.A. (a)	18,071	32,888
DiaSorin S.p.A. (d)	10,148	437,259
Ei Towers S.p.A.	3,833	146,861
Engineering S.p.A.	2,641	123,881
ERG S.p.A.	32,977	332,295
Esprinet S.p.A.	18,719	100,946
Eurotech S.p.A. (a)	13,076	27,280

Italy—(Continued)
Falck Renewables S.p.A. (a)	64,793	$91,989
Fiera Milano S.p.A. (a)	6,655	46,689
Finmeccanica S.p.A. (a)	224,698	1,345,496
Fondiaria-Sai S.p.A. (a)	37,296	79,451
Gas Plus	3,786	23,048
Gemina S.p.A. (a)	405,139	917,070
Geox S.p.A. (d)	52,589	143,867
Gruppo Editoriale L’Espresso S.p.A. (a)	80,856	118,813
Gruppo MutuiOnline S.p.A.	5,404	27,795
Gtech S.p.A.	23,515	671,581
Hera S.p.A.	345,485	696,562
IMMSI S.p.A. (a)	100,436	61,770
Indesit Co. S.p.A. (d)	25,444	244,508
Industria Macchine Automatiche S.p.A.	5,461	159,846
Intek Group S.p.A. (a)	80,757	30,589
Interpump Group S.p.A.	45,493	495,119
Iren S.p.A.	273,860	334,437
Italcementi S.p.A.	42,131	321,356
Italmobiliare S.p.A. (a)	4,262	107,338
Juventus Football Club S.p.A. (a)	147,435	40,496
Landi Renzo S.p.A. (a)	31,132	42,975
MARR S.p.A.	16,293	221,637
Mediaset S.p.A. (a)	348,643	1,416,848
Mediolanum S.p.A. (d)	74,083	538,664
Meriella Burani S.p.A (a) (b) (c)	6,116	0
Milano Assicurazioni S.p.A. (a)	484,485	346,104
Nice S.p.A.	9,890	35,489
Piaggio & C S.p.A. (d)	85,698	226,559
Poltrona Frau S.p.A. (a)	22,268	56,355
Prelios S.p.A. (a)	38,015	29,458
Premafin Finanziaria S.p.A. (a)	43,094	10,021
Prima Industrie S.p.A. (a)	243	3,287
Prysmian S.p.A.	62,845	1,538,235
Recordati S.p.A.	44,330	533,053
Reply S.p.A.	2,196	127,748
Retelit S.p.A. (a)	36,769	27,228
Sabaf S.p.A.	1,021	17,950
SAES Getters S.p.A.	1,416	13,336
Safilo Group S.p.A. (a)	22,504	442,823
Saras S.p.A. (a) (d)	134,526	168,539
SAVE S.p.A.	7,778	134,153
Snai S.p.A. (a)	21,135	23,708
Societa Cattolica di Assicurazioni S.c.r.l.	24,997	557,240
Societa Iniziative Autostradali e Servizi S.p.A. (d)	30,419	299,563
Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole S.p.A.	1,095	53,203
Sogefi S.p.A.	25,543	110,578
SOL S.p.A.	15,778	131,107
Sorin S.p.A. (a)	157,025	424,928
Tiscali S.p.A. (a)	802,477	43,564
Tod’s S.p.A.	1,371	257,069
Trevi Finanziaria Industriale S.p.A.	22,305	185,757
Uni Land S.p.A. (a) (b) (c)	4,937	0
Unione di Banche Italiane SCPA	54,789	277,081
Unipol Gruppo Finanziario S.p.A. (d)	133,203	588,932
Vianini Lavori S.p.A.	2,113	10,755

MSF-92

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Italy—(Continued)
Vittoria Assicurazioni S.p.A.	16,042	$177,153
Yoox S.p.A. (a)	22,641	777,459
Zignago Vetro S.p.A.	14,414	91,002

		29,416,976

Japan—22.8%
77 Bank, Ltd. (The)	125,000	615,796
A&A Material Corp. (a)	12,000	18,280
A&D Co., Ltd. (d)	11,600	69,352
A/S One Corp. (d)	8,100	167,018
Accordia Golf Co., Ltd.	55,200	682,301
Achilles Corp.	94,000	132,467
Adastria Holdings Co., Ltd	8,320	396,452
ADEKA Corp.	50,300	597,868
Aderans Co., Ltd. (d)	6,400	92,486
Advan Co., Ltd.	6,500	79,340
Aeon Delight Co., Ltd.	3,300	63,472
Aeon Fantasy Co., Ltd.	4,000	54,426
Agrex, Inc.	900	7,810
Ahresty Corp.	12,800	107,722
Ai Holdings Corp.	24,600	293,428
Aica Kogyo Co., Ltd.	24,400	486,822
Aichi Bank, Ltd. (The)	5,300	253,764
Aichi Corp. (d)	19,600	105,679
Aichi Steel Corp. (d)	62,000	340,693
Aichi Tokei Denki Co., Ltd.	19,000	55,976
Aida Engineering, Ltd.	33,400	307,107
Aigan Co., Ltd. (a)	8,200	23,310
Ain Pharmaciez, Inc.	5,000	211,492
Aiphone Co., Ltd.	9,200	157,460
Airport Facilities Co., Ltd. (d)	15,000	141,717
Aisan Industry Co., Ltd.	16,600	164,844
Aizawa Securities Co., Ltd.	22,300	156,254
Akebono Brake Industry Co., Ltd. (d)	11,100	51,351
Akita Bank, Ltd. (The) (d)	126,000	341,126
Alconix Corp.	3,100	65,450
Alinco, Inc.	5,800	56,494
Allied Telesis Holdings KK	44,500	42,159
Alpen Co., Ltd.	9,600	199,530
Alpha Corp.	2,200	23,231
Alpha Systems, Inc.	3,940	49,301
Alpine Electronics, Inc.	25,000	272,744
Alps Electric Co., Ltd. (a) (d)	92,500	749,025
Alps Logistics Co., Ltd.	4,100	41,989
Altech Corp.	4,700	49,213
Amano Corp.	32,200	333,866
Amiyaki Tei Co., Ltd.	2,100	62,860
Amuse, Inc. (d)	3,000	61,394
Anest Iwata Corp.	18,000	90,863
AOC Holdings, Inc.	26,700	97,277
Aohata Corp.	100	1,758
AOI Electronic Co., Ltd.	2,800	39,550
AOI Pro, Inc.	4,700	30,489
AOKI Holdings, Inc. (d)	11,200	394,771
Aomori Bank, Ltd. (The)	118,000	314,288
Aoyama Trading Co., Ltd.	29,900	816,476
Arakawa Chemical Industries, Ltd.	10,900	97,338

Japan—(Continued)
Arata Corp. (d)	23,000	84,359
Araya Industrial Co., Ltd.	26,000	47,405
Arcland Sakamoto Co., Ltd.	8,400	125,811
Arcs Co., Ltd.	17,664	326,211
Argo Graphics, Inc.	3,700	65,465
Ariake Japan Co., Ltd.	7,100	176,006
Arisawa Manufacturing Co., Ltd.	20,700	133,819
Arnest One Corp.	21,900	516,405
Artnature, Inc.	3,500	73,090
Asahi Broadcasting Corp.	6,600	48,706
Asahi Co., Ltd. (d)	7,600	128,716
Asahi Diamond Industrial Co., Ltd.	32,500	323,125
Asahi Holdings, Inc. (d)	14,100	237,548
Asahi Kogyosha Co., Ltd.	16,000	59,646
Asahi Net, Inc.	5,000	22,270
Asahi Organic Chemicals Industry Co., Ltd.	44,000	100,874
Asahi Printing Co., Ltd.	200	5,018
Asahipen Corp.	4,000	6,472
Asanuma Corp. (a)	29,000	42,913
Asatsu-DK, Inc. (d)	16,400	445,279
Asax Co., Ltd.	1,800	30,809
Ashimori Industry Co., Ltd. (a)	33,000	45,719
ASICS Trading Co., Ltd.	800	14,410
ASKA Pharmaceutical Co., Ltd.	15,000	109,029
ASKUL Corp.	11,100	257,115
Asunaro Aoki Construction Co., Ltd.	8,000	48,021
Atsugi Co., Ltd.	104,000	119,849
Autobacs Seven Co., Ltd. (d)	38,700	593,889
Avex Group Holdings, Inc. (d)	17,000	496,263
Awa Bank, Ltd. (The) (d)	111,000	602,080
Axell Corp.	3,800	75,118
Azbil Corp. (d)	11,300	262,813
Bando Chemical Industries, Ltd.	51,000	202,624
Bank of Iwate, Ltd. (The)	9,100	439,359
Bank of Kochi, Ltd. (The)	16,000	18,765
Bank of Nagoya, Ltd. (The)	94,000	361,328
Bank of Okinawa, Ltd. (The) (d)	10,800	431,532
Bank of Saga, Ltd. (The) (d)	82,000	173,216
Bank of the Ryukyus, Ltd. (d)	23,800	298,827
Belc Co., Ltd.	6,200	112,058
Belluna Co., Ltd.	31,100	159,051
Benefit One, Inc.	10,200	113,967
Best Bridal, Inc. (d)	10,600	79,249
Best Denki Co., Ltd. (a)	50,400	80,813
Bic Camera, Inc. (d)	469	221,878
Bit-isle, Inc. (d)	6,600	56,477
BML, Inc.	6,600	216,271
Bookoff Corp.	4,700	32,162
Bull-Dog Sauce Co., Ltd.	6,000	10,804
Bunka Shutter Co., Ltd.	29,000	150,189
C Uyemura & Co., Ltd.	3,400	143,462
CAC Corp.	8,800	78,188
Calsonic Kansei Corp. (d)	83,000	444,954
Can Do Co., Ltd.	9,200	161,266
Canon Electronics, Inc.	12,000	221,419
Cawachi, Ltd.	9,700	192,458
Central Glass Co., Ltd.	114,000	378,175

MSF-93

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Central Security Patrols Co., Ltd.	3,300	$31,576
Central Sports Co., Ltd. (d)	3,200	50,275
CFS Corp.	4,400	17,622
Chiba Kogyo Bank, Ltd. (The) (a)	25,500	204,539
Chino Corp.	20,000	45,097
Chiyoda Co., Ltd.	12,000	255,462
Chiyoda Integre Co., Ltd.	7,800	108,702
Chofu Seisakusho Co., Ltd. (d)	8,200	186,968
Chori Co., Ltd.	7,000	79,631
Chubu Shiryo Co., Ltd.	14,400	81,654
Chudenko Corp.	12,400	173,496
Chuetsu Pulp & Paper Co., Ltd.	55,000	86,359
Chugai Mining Co., Ltd. (a)	68,200	22,961
Chugai Ro Co., Ltd. (d)	42,000	110,271
Chugoku Marine Paints, Ltd. (d)	37,000	230,473
Chukyo Bank, Ltd. (The) (d)	64,000	115,528
Chuo Denki Kogyo Co., Ltd. (a)	11,100	37,889
Chuo Gyorui Co., Ltd.	2,000	5,045
Chuo Spring Co., Ltd.	19,000	63,934
CKD Corp.	32,300	285,179
Clarion Co., Ltd. (a) (d)	47,000	61,963
Cleanup Corp. (d)	14,500	127,514
CMIC Holdings Co., Ltd. (d)	5,800	79,553
CMK Corp. (d)	26,400	74,690
Coca-Cola Central Japan Co., Ltd.	27,171	437,142
Cocokara fine, Inc.	7,500	236,683
Computer Engineering & Consulting, Ltd.	7,000	44,032
Computer Institute of Japan, Ltd.	2,000	8,118
Core Corp.	3,000	23,736
Corona Corp.	8,500	95,696
Cosel Co., Ltd. (d)	13,100	159,144
Cosmo Oil Co., Ltd. (a)	157,000	294,730
Create Medic Co., Ltd.	1,800	16,750
CREATE SD HOLDINGS Co., Ltd.	5,400	198,006
Cross Plus, Inc.	1,100	9,542
CTI Engineering Co., Ltd.	6,100	51,174
Cybernet Systems Co., Ltd.	3,900	13,894
Cybozu, Inc.	119	35,570
Dai Nippon Toryo Co., Ltd. (d)	70,000	122,980
Dai-Dan Co., Ltd. (d)	17,000	92,993
Dai-Ichi Kogyo Seiyaku Co., Ltd.	24,000	59,451
Dai-ichi Seiko Co., Ltd. (d)	6,300	88,630
Daibiru Corp.	24,500	287,022
Daido Kogyo Co., Ltd.	19,000	52,573
Daido Metal Co., Ltd.	21,000	216,624
Daidoh, Ltd. (d)	13,700	98,620
Daiei, Inc. (The) (a)	64,700	194,667
Daifuku Co., Ltd. (d)	49,000	532,385
Daihatsu Diesel Manufacturing Co., Ltd.	7,000	32,633
Daihen Corp.	63,000	253,159
Daiho Corp.	43,000	121,956
Daiichi Jitsugyo Co., Ltd.	26,000	114,259
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	1,000	28,431
Daiichikosho Co., Ltd.	5,000	136,466
Daiken Corp.	40,000	114,321
Daiki Aluminium Industry Co., Ltd.	16,000	50,640
Daiki Ataka Engineering Co., Ltd. (d)	10,000	55,743

Japan—(Continued)
Daiko Clearing Services Corp. (d)	5,300	36,982
Daikoku Denki Co., Ltd.	4,400	95,345
Daikokutenbussan Co., Ltd. (d)	2,900	84,083
Daikyo, Inc.	151,000	482,720
Dainichi Co., Ltd. (d)	4,100	36,656
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	42,000	183,984
Daio Paper Corp. (d)	50,000	308,774
Daisan Bank, Ltd. (The)	102,000	165,754
Daiseki Co., Ltd. (d)	17,700	326,723
Daiseki Eco. Solution Co., Ltd.	1,000	17,367
Daishi Bank, Ltd. (The)	182,000	658,298
Daishinku Corp.	21,000	83,332
Daiso Co., Ltd.	46,000	143,517
Daisyo Corp. (d)	5,300	71,813
Daito Bank, Ltd. (The)	88,000	86,197
Daito Electron Co., Ltd.	800	3,238
Daito Pharmaceutical Co., Ltd.	4,600	68,320
Daiwa Industries, Ltd.	15,000	94,482
Daiwabo Holdings Co., Ltd. (d)	134,000	247,491
DC Co., Ltd. (d)	11,500	80,311
DCM Holdings Co., Ltd.	46,300	328,925
Denki Kogyo Co., Ltd.	36,000	230,229
Denyo Co., Ltd.	9,800	122,691
Descente, Ltd.	26,000	187,428
DKK-Toa Corp.	2,200	9,682
DMW Corp.	700	11,440
Doshisha Co., Ltd.	12,400	177,615
Doutor Nichires Holdings Co., Ltd.	18,600	326,535
Dr Ci:Labo Co., Ltd. (d)	62	184,324
Dream Incubator, Inc. (a)	18	29,279
DTS Corp.	12,000	190,456
Dunlop Sports Co., Ltd.	8,300	105,107
Duskin Co., Ltd.	26,800	537,543
Dydo Drinco, Inc.	4,300	176,441
Dynic Corp.	16,000	27,895
Eagle Industry Co., Ltd.	14,000	228,988
Ebara Jitsugyo Co., Ltd.	4,600	62,388
EDION Corp. (d)	53,200	266,560
Ehime Bank, Ltd. (The)	94,000	230,373
Eidai Co., Ltd.	15,000	77,563
Eighteenth Bank, Ltd. (The)	101,000	239,326
Eiken Chemical Co., Ltd. (d)	8,200	153,507
Eizo Corp. (d)	11,100	287,047
Elecom Co., Ltd.	4,500	61,680
Elematec Corp.	5,000	68,757
EM Systems Co., Ltd. (d)	1,900	39,042
Emori & Co., Ltd.	2,500	34,844
en-japan, Inc.	4,600	102,869
Enplas Corp.	900	57,272
Enshu, Ltd. (a)	23,000	40,515
EPS Corp. (d)	140	136,976
ESPEC Corp.	13,000	101,873
Excel Co., Ltd. (d)	5,000	58,184
Exedy Corp.	16,800	413,906
Ezaki Glico Co., Ltd.	24,000	227,575
F-Tech, Inc.	3,600	60,880

MSF-94

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Faith, Inc. (d)	4,580	$55,951
FALCO SD HOLDINGS Co., Ltd.	4,300	60,098
Fancl Corp. (d)	23,200	282,565
FCC Co., Ltd. (d)	16,600	384,136
Ferrotec Corp.	19,900	98,918
FIDEA Holdings Co., Ltd.	83,610	170,960
Fields Corp.	8,800	145,739
First Juken Co., Ltd.	3,400	53,656
Foster Electric Co., Ltd. (d)	13,800	287,195
FP Corp. (d)	6,600	496,032
France Bed Holdings Co., Ltd. (d)	65,000	136,059
Fudo Tetra Corp. (a)	73,700	136,541
Fuji Co., Ltd./Ehime (d)	8,800	157,749
Fuji Corp., Ltd.	13,400	96,395
Fuji Electronics Co., Ltd.	5,600	73,790
Fuji Kiko Co., Ltd.	13,000	40,642
Fuji Kosan Co., Ltd.	4,600	27,769
Fuji Oil Co.,,Ltd.	31,400	546,144
Fuji Pharma Co., Ltd. (d)	3,300	58,464
Fuji Seal International, Inc.	10,600	321,847
Fuji Soft, Inc.	10,400	197,170
Fujibo Holdings, Inc.	63,000	142,635
Fujicco Co., Ltd.	11,000	135,631
Fujikura Kasei Co., Ltd.	14,000	73,238
Fujikura, Ltd. (d)	213,000	827,666
Fujimi, Inc.	10,400	140,501
Fujimori Kogyo Co., Ltd.	7,200	235,847
Fujisash Co., Ltd. (a) (d)	24,500	71,107
Fujitec Co., Ltd.	35,000	440,708
Fujitsu Frontech, Ltd. (d)	10,500	86,121
Fujitsu General, Ltd.	29,000	333,672
Fujiya Co., Ltd.	57,000	112,693
FuKoKu Co., Ltd.	5,100	42,861
Fukuda Corp.	14,000	53,673
Fukui Bank, Ltd. (The)	144,000	319,088
Fukushima Bank, Ltd. (The) (d)	143,000	127,277
Fukushima Industries Corp. (d)	7,400	116,167
Fukuyama Transporting Co., Ltd. (d)	81,000	524,742
Fumakilla, Ltd.	8,000	23,398
Funai Consulting, Inc.	11,700	92,026
Funai Electric Co., Ltd. (d)	7,900	85,340
Furukawa Battery Co., Ltd.	10,000	53,835
Furukawa Co., Ltd.	186,000	423,663
Furukawa Electric Co., Ltd. (d)	199,000	459,986
Furukawa-Sky Aluminum Corp. (d)	50,000	168,066
Furuno Electric Co., Ltd. (d)	11,400	76,206
Furusato Industries, Ltd.	4,600	46,590
Furuya Metal Co., Ltd.	1,700	50,308
Fuso Chemical Co., Ltd.	800	22,095
Fuso Pharmaceutical Industries, Ltd.	41,000	134,544
Futaba Corp.	15,900	204,212
Futaba Industrial Co., Ltd. (a) (d)	31,700	131,414
Future Architect, Inc.	9,800	59,017
Fuyo General Lease Co., Ltd.	8,000	301,193
G-Tekt Corp.	4,700	128,139
Gakken Holdings Co., Ltd. (d)	28,000	86,620
Gecoss Corp.	7,700	56,570

Japan—(Continued)
Genki Sushi Co., Ltd.	2,300	$29,482
Geo Holdings Corp. (d)	19,600	183,459
GLOBERIDE, Inc.	45,000	66,210
GLORY, Ltd.	26,900	676,687
GMO Payment Gateway, Inc. (d)	3,500	95,321
Godo Steel, Ltd.	90,000	178,356
Goldcrest Co., Ltd. (d)	8,830	239,774
Goldwin, Inc.	18,000	88,763
Gourmet Kineya Co., Ltd. (d)	8,000	56,534
GSI Creos Corp.	28,000	43,035
Gulliver International Co., Ltd.	33,600	201,490
Gun-Ei Chemical Industry Co., Ltd. (d)	24,000	129,729
Gunze, Ltd.	118,000	321,456
Gurunavi, Inc.	7,500	136,319
H-One Co., Ltd.	7,700	77,597
Hagihara Industries, Inc.	1,800	24,927
Hajime Construction Co., Ltd.	1,000	64,784
Hakudo Co., Ltd.	500	4,048
Hakuto Co., Ltd.	8,500	82,071
Hakuyosha Co., Ltd.	8,000	19,216
Hamakyorex Co., Ltd.	4,400	126,601
Hanwa Co., Ltd.	111,000	526,603
Happinet Corp.	7,800	59,932
Harashin Narus Holdings Co., Ltd.	7,100	126,277
Hard Off Corp. Co., Ltd.	4,900	37,991
Harima Chemicals Group, Inc.	7,100	34,686
Harmonic Drive Systems, Inc.	600	12,389
Haruyama Trading Co., Ltd.	5,400	34,593
Haseko Corp. (a)	56,300	405,855
Hazama Ando Corp.	78,790	263,977
Heiwa Corp. (d)	6,600	114,824
Heiwa Real Estate Co., Ltd.	22,200	409,436
Heiwado Co., Ltd.	17,200	268,196
HI-LEX Corp.	8,800	193,102
Hibiya Engineering, Ltd. (d)	14,600	177,495
Hiday Hidaka Corp.	4,560	101,418
Higashi Nihon House Co., Ltd.	20,000	129,595
Higashi-Nippon Bank, Ltd. (The)	86,000	204,482
Higo Bank, Ltd. (The)	97,000	569,378
Himaraya Co., Ltd.	3,100	43,356
Hioki EE Corp.	4,900	69,492
Hiramatsu, Inc.	12,900	87,750
Hirano Tecseed Co., Ltd.	500	5,258
HIS Co., Ltd.	9,900	581,097
Hisaka Works, Ltd.	12,000	114,518
Hitachi Koki Co., Ltd. (d)	26,800	212,237
Hitachi Kokusai Electric, Inc.	2,000	24,051
Hitachi Medical Corp. (d)	9,000	121,207
Hitachi Metals Techno, Ltd.	2,000	18,116
Hitachi Zosen Corp. (d)	80,000	629,159
Hochiki Corp.	10,000	48,522
Hodogaya Chemical Co., Ltd.	28,000	57,766
Hogy Medical Co., Ltd.	6,000	333,099
Hokkaido Gas Co., Ltd. (d)	27,000	71,891
Hokkan Holdings, Ltd.	31,000	96,451
Hokko Chemical Industry Co., Ltd.	8,000	24,484
Hokkoku Bank, Ltd. (The) (d)	149,000	567,891

MSF-95

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Hokuetsu Bank, Ltd. (The)	127,000	$282,839
Hokuetsu Industries Co., Ltd.	4,000	12,475
Hokuetsu Kishu Paper Co., Ltd. (d)	65,500	310,234
Hokuriku Electric Industry Co., Ltd.	37,000	54,103
Hokuriku Electrical Construction Co., Ltd.	9,000	31,680
Hokuriku Gas Co., Ltd.	10,000	25,544
Hokuto Corp. (d)	13,400	242,931
Honeys Co., Ltd. (d)	10,130	110,616
Hoosiers Holdings Co., Ltd. (d)	13,500	118,666
Horiba, Ltd.	19,400	727,739
Hosiden Corp. (d)	39,400	212,660
Hosokawa Micron Corp.	16,000	113,255
House Foods Corp. (d)	4,000	62,231
Howa Machinery, Ltd.	7,400	65,239
Hurxley Corp.	800	6,269
Hyakugo Bank, Ltd. (The)	130,000	536,469
Hyakujushi Bank, Ltd. (The)	136,000	541,422
I-Net Corp.	3,200	23,234
IBJ Leasing Co., Ltd.	7,200	187,784
Ichibanya Co., Ltd.	3,500	146,321
Ichikoh Industries, Ltd. (a)	26,000	49,968
ICHINEN HOLDINGS Co., Ltd.	9,300	65,284
Icom, Inc.	4,400	103,566
Idec Corp. (d)	15,400	144,570
Ihara Chemical Industry Co., Ltd. (d)	24,000	172,682
Iida Home Max (d)	6,800	138,768
Iino Kaiun Kaisha, Ltd. (d)	45,000	291,919
Ikegami Tsushinki Co., Ltd. (a)	30,000	33,480
Imasen Electric Industrial (d)	8,300	119,595
Imperial Hotel, Ltd.	1,300	34,635
Inaba Denki Sangyo Co., Ltd.	11,300	339,452
Inaba Seisakusho Co., Ltd.	6,900	94,721
Inabata & Co., Ltd.	29,800	287,499
Inageya Co., Ltd. (d)	12,200	125,711
Ines Corp. (d)	20,000	123,595
Infocom Corp.	8,600	77,425
Information Services International-Dentsu, Ltd.	7,300	79,131
Innotech Corp.	10,300	47,716
Intage, Inc. (d)	8,000	101,296
Internet Initiative Japan, Inc.	10,800	310,894
Inui Steamship Co., Ltd. (a)	13,300	53,726
Inui Warehouse Co., Ltd. (d)	700	9,609
Iriso Electronics Co., Ltd.	5,200	208,829
Ise Chemical Corp.	8,000	73,881
Iseki & Co., Ltd. (d)	105,000	374,201
Ishihara Sangyo Kaisha, Ltd. (a) (d)	218,000	227,160
Ishii Iron Works Co., Ltd.	16,000	53,534
Ishizuka Glass Co., Ltd.	5,000	14,555
IT Holdings Corp.	44,500	562,171
ITC Networks Corp. (d)	8,400	80,004
Itfor, Inc.	10,300	42,040
Itochu Enex Co., Ltd.	32,300	168,122
Itochu-Shokuhin Co., Ltd. (d)	2,600	86,927
Itoham Foods, Inc. (d)	80,000	333,494
Itoki Corp.	22,700	118,637
Iwai Cosmo Holdings, Inc.	9,800	147,817
Iwaki & Co., Ltd.	14,000	29,419

Japan—(Continued)
Iwasaki Electric Co., Ltd. (a)	38,000	$88,517
Iwatani Corp. (d)	91,000	368,286
Iwatsu Electric Co., Ltd. (d)	62,000	65,920
Iwatsuka Confectionery Co., Ltd.	500	24,667
Izumiya Co., Ltd.	41,000	189,873
Izutsuya Co., Ltd. (a)	47,000	43,667
J-Oil Mills, Inc.	61,000	194,739
Jalux, Inc. (d)	4,000	47,380
Jamco Corp.	5,900	74,818
Janome Sewing Machine Co., Ltd. (a) (d)	97,000	87,253
Japan Airport Terminal Co., Ltd. (d)	21,700	499,696
Japan Aviation Electronics Industry, Ltd. (d)	29,000	336,194
Japan Carlit Co., Ltd. (c)	7,300	39,287
Japan Communications, Inc. (a)	184	10,522
Japan Digital Laboratory Co., Ltd.	12,600	149,665
Japan Foundation Engineering Co., Ltd.	14,100	61,128
Japan Medical Dynamic Marketing, Inc.	3,000	8,140
Japan Oil Transportation Co., Ltd.	1,000	2,244
Japan Pulp & Paper Co., Ltd. (d)	51,000	167,845
Japan Radio Co., Ltd. (a) (d)	32,000	117,788
Japan Transcity Corp.	29,000	102,069
Japan Vilene Co., Ltd.	16,000	83,266
Japan Wool Textile Co., Ltd. (The)	27,000	213,661
Jastec Co., Ltd.	5,100	39,966
JBCC Holdings, Inc. (d)	9,100	90,947
JCU Corp.	1,200	53,196
Jidosha Buhin Kogyo Co., Ltd. (c)(d)	9,000	47,795
Jimoto Holdings, Inc.	49,500	106,707
JK Holdings Co., Ltd.	5,600	34,622
JMS Co., Ltd.	15,000	49,197
Joban Kosan Co., Ltd. (a) (d)	8,000	14,042
Joshin Denki Co., Ltd.	23,000	197,331
Jowa Holdings Co., Ltd.	3,000	89,503
JSP Corp.	10,700	174,920
Juroku Bank, Ltd. (The) (d)	164,000	646,534
Justsystems Corp. (a)	13,800	87,887
JVC Kenwood Corp. (d)	94,400	181,212
K’s Holdings Corp. (d)	4,400	120,523
Kadokawa Group Holdings, Inc. (d)	10,600	374,357
Kaga Electronics Co., Ltd. (d)	11,800	100,385
Kagome Co., Ltd. (d)	6,200	105,038
Kagoshima Bank, Ltd. (The) (d)	85,000	581,683
Kaken Pharmaceutical Co., Ltd. (d)	39,000	587,573
Kakiyasu Honten Co., Ltd.	4,600	64,815
Kameda Seika Co., Ltd.	8,000	239,567
Kamei Corp. (d)	16,300	124,005
Kanaden Corp.	11,000	72,624
Kanagawa Chuo Kotsu Co., Ltd. (d)	20,000	108,077
Kanamoto Co., Ltd. (d)	15,000	411,078
Kandenko Co., Ltd. (d)	58,000	351,440
Kanematsu Corp.	245,000	332,594
Kanematsu Electronics, Ltd.	7,500	97,661
Kanematsu-NNK Corp. (a)	18,000	31,039
Kanemi Co., Ltd.	100	3,069
Kansai Urban Banking Corp.	140,000	155,856
Kanto Natural Gas Development, Ltd.	16,000	123,214
Kasai Kogyo Co., Ltd.	12,000	73,703

MSF-96

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Kasumi Co., Ltd.	22,300	$140,441
Katakura Chikkarin Co., Ltd.	8,000	21,402
Katakura Industries Co., Ltd.	13,200	180,031
Kato Sangyo Co., Ltd.	10,500	225,228
Kato Works Co., Ltd.	34,000	204,414
KAWADA TECHNOLOGIES, Inc. (d)	2,400	70,749
Kawai Musical Instruments Manufacturing Co., Ltd.	44,000	87,009
Kawasaki Kinkai Kisen Kaisha, Ltd.	7,000	20,581
Kawasumi Laboratories, Inc.	8,500	52,856
Keihanshin Building Co., Ltd.	14,500	81,753
Keihin Co. Ltd/Minato-Ku Tokyo Japan	31,000	59,365
Keihin Corp. (d)	23,400	377,819
Keiyo Bank, Ltd. (The)	125,000	658,058
Keiyo Co., Ltd. (d)	17,200	82,168
Kenko Mayonnaise Co., Ltd.	5,900	53,687
Kentucky Fried Chicken Japan, Ltd.	4,000	86,149
KEY Coffee, Inc. (d)	10,000	159,022
Kimoto Co., Ltd. (d)	10,200	101,815
King Jim Co., Ltd. (d)	5,800	41,435
Kinki Sharyo Co., Ltd.	21,000	70,704
Kintetsu World Express, Inc.	7,400	265,987
Kinugawa Rubber Industrial Co., Ltd.	28,000	170,952
Kisoji Co., Ltd. (d)	8,000	151,467
Kissei Pharmaceutical Co., Ltd.	14,600	335,275
Kita-Nippon Bank, Ltd. (The) (d)	4,900	117,159
Kitagawa Iron Works Co., Ltd.	50,000	99,462
Kitamura Co., Ltd.	3,700	23,658
Kitano Construction Corp.	22,000	50,176
Kito Corp. (d)	4,900	75,849
Kitz Corp. (d)	59,100	267,465
Kiyo Holdings, Inc. (c)	353,000	488,407
KLab, Inc. (a) (d)	14,800	128,484
Koa Corp.	18,900	187,467
Koatsu Gas Kogyo Co., Ltd.	16,000	86,257
Kohnan Shoji Co., Ltd. (d)	17,900	196,649
Kohsoku Corp.	5,400	52,143
Koike Sanso Kogyo Co., Ltd.	7,000	16,554
Kojima Co., Ltd. (d)	12,000	35,239
Kokusai Co., Ltd.	3,400	32,530
Kokuyo Co., Ltd.	48,400	377,475
KOMAIHALTEC, Inc.	24,000	61,682
Komatsu Seiren Co., Ltd.	19,000	99,788
Komatsu Wall Industry Co., Ltd.	3,800	73,544
Komeri Co., Ltd. (d)	16,100	396,259
Komori Corp. (d)	41,600	614,353
Konaka Co., Ltd.	10,700	101,464
Kondotec, Inc.	11,200	81,419
Konishi Co., Ltd.	9,200	176,937
Kosaido Co., Ltd. (a)	3,700	20,354
Kose Corp. (d)	15,700	454,840
Koshidaka Holdings Co., Ltd. (d)	2,000	66,438
Kotobuki Spirits Co., Ltd.	2,600	33,804
Krosaki Harima Corp. (d)	24,000	58,011
KRS Corp.	3,700	38,399
KU Holdings Co., Ltd.	4,000	41,957
Kumagai Gumi Co., Ltd. (a) (d)	90,000	$214,942

Japan—(Continued)
Kumiai Chemical Industry Co., Ltd. (d)	28,000	$199,239
Kura Corp.	6,200	103,127
Kurabo Industries, Ltd. (d)	132,000	223,716
Kureha Corp. (d)	82,000	296,063
Kurimoto, Ltd.	63,000	187,935
Kuroda Electric Co., Ltd. (d)	19,200	256,522
Kusuri No. Aoki Co., Ltd.	1,700	111,073
KYB Co., Ltd.	80,000	519,337
Kyodo Printing Co., Ltd.	51,000	147,605
Kyodo Shiryo Co., Ltd.	41,000	48,134
Kyoei Steel, Ltd. (d)	10,000	182,988
Kyoei Tanker Co., Ltd. (a)	9,000	23,126
Kyokuto Boeki Kaisha, Ltd. (a)	9,000	18,753
Kyokuto Kaihatsu Kogyo Co., Ltd. (d)	20,200	260,587
Kyokuto Securities Co., Ltd. (d)	2,000	35,625
Kyokuyo Co., Ltd.	45,000	130,527
KYORIN Holdings, Inc.	25,000	534,215
Kyoritsu Maintenance Co., Ltd.	6,000	246,623
Kyoritsu Printing Co., Ltd.	6,800	17,739
Kyosan Electric Manufacturing Co., Ltd.	31,000	111,251
Kyoto Kimono Yuzen Co., Ltd.	7,300	81,417
Kyowa Electronics Instruments Co., Ltd.	8,000	29,377
Kyowa Exeo Corp.	45,100	532,675
Kyowa Leather Cloth Co., Ltd.	3,300	10,803
Kyudenko Corp.	26,000	139,905
LAC Co., Ltd.	5,900	36,918
Land Business Co., Ltd. (d)	7,100	35,637
Lasertec Corp. (d)	9,600	95,815
LEC, Inc.	4,400	56,592
Life Corp.	15,500	205,324
Lintec Corp.	24,200	516,393
Lion Corp. (d)	77,000	470,010
Look, Inc.	21,000	68,979
Macnica, Inc.	6,300	167,839
Macromill, Inc. (d)	22,800	138,082
Maeda Corp.	74,000	457,117
Maeda Road Construction Co., Ltd.	36,000	599,380
Maezawa Kasei Industries Co., Ltd.	6,800	73,113
Maezawa Kyuso Industries Co., Ltd.	5,600	72,342
Makino Milling Machine Co., Ltd. (d)	64,000	454,513
Mamiya-Op Co., Ltd.	28,000	54,777
Mandom Corp. (d)	9,500	332,392
Mani, Inc. (d)	2,500	86,244
Mars Engineering Corp. (d)	5,300	102,364
Marubun Corp.	8,200	36,527
Marudai Food Co., Ltd.	60,000	194,396
Maruei Department Store Co., Ltd. (a) (d)	8,000	19,392
Maruetsu, Inc. (The)	24,000	78,251
Marufuji Sheet Piling Co., Ltd.	13,000	32,049
Maruha Nichiro Holdings, Inc. (d)	212,000	402,496
Maruka Machinery Co., Ltd.	2,900	44,838
Marukyu Co., Ltd.	1,300	13,481
Marusan Securities Co., Ltd. (d)	40,600	342,241
Maruwa Co., Ltd.	5,400	192,051
Maruyama Manufacturing Co., Inc.	24,000	68,258
Maruzen CHI Holdings Co., Ltd. (a) (d)	18,800	55,967
Maruzen Showa Unyu Co., Ltd.	35,000	121,118

MSF-97

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Marvelous AQL, Inc.	17,000	$93,006
Matsuda Sangyo Co., Ltd.	9,000	128,892
Matsui Construction Co., Ltd.	9,000	36,820
Matsumotokiyoshi Holdings Co., Ltd. (d)	16,200	524,788
Matsuya Foods Co., Ltd. (d)	4,800	75,994
Max Co., Ltd.	22,000	255,347
Maxvalu Nishinihon Co., Ltd.	2,400	32,521
Maxvalu Tokai Co., Ltd.	5,000	68,207
MEC Co., Ltd.	9,400	42,027
Medical System Network Co., Ltd. (d)	7,900	34,181
Megachips Corp.	11,000	175,653
Megmilk Snow Brand Co., Ltd.	24,000	353,642
Meidensha Corp.	91,000	333,756
Meiji Shipping Co., Ltd.	8,500	37,931
Meiko Electronics Co., Ltd. (a)	7,500	51,902
Meiko Network Japan Co., Ltd. (d)	7,200	91,063
Meisei Industrial Co., Ltd.	23,000	92,595
Meitec Corp. (d)	14,900	429,814
Meito Sangyo Co., Ltd.	4,500	47,269
Meito Transportation Co., Ltd.	2,800	18,347
Meiwa Corp.	10,900	36,498
Meiwa Estate Co., Ltd. (a) (d)	8,300	37,448
Melco Holdings, Inc. (d)	7,800	109,074
Message Co., Ltd.	8,000	239,003
Michinoku Bank, Ltd. (The)	82,000	165,627
Micronics Japan Co., Ltd. (a)	7,700	37,389
Mie Bank, Ltd. (The)	54,000	111,854
Mikuni Corp.	3,000	9,794
Milbon Co., Ltd.	5,800	237,964
Mimasu Semiconductor Industry Co., Ltd.	10,500	92,599
Minato Bank, Ltd. (The)	86,000	146,469
Minebea Co., Ltd. (d)	190,000	971,412
Ministop Co., Ltd. (d)	9,100	141,832
Miraial Co., Ltd.	2,900	47,034
Mirait Holdings Corp.	34,700	296,987
Miroku Jyoho Service Co., Ltd.	7,000	32,203
Misawa Homes Co., Ltd. (d)	15,900	252,753
Mitani Corp.	9,700	189,715
Mitani Sekisan Co., Ltd.	5,000	77,179
Mito Securities Co., Ltd. (d)	32,000	173,385
Mitsuba Corp.	21,000	376,870
Mitsubishi Kakoki Kaisha, Ltd. (a)	43,000	84,443
Mitsubishi Nichiyu Forklift Co., Ltd.	16,000	81,677
Mitsubishi Paper Mills, Ltd. (a) (d)	198,000	179,760
Mitsubishi Pencil Co., Ltd.	10,800	259,128
Mitsubishi Research Institute, Inc.	3,300	71,917
Mitsubishi Shokuhin Co., Ltd. (d)	5,500	150,968
Mitsubishi Steel Manufacturing Co., Ltd.	91,000	296,755
Mitsuboshi Belting Co., Ltd.	31,000	164,722
Mitsui Engineering & Shipbuilding Co., Ltd.	414,000	850,863
Mitsui High-Tec, Inc.	17,500	127,251
Mitsui Home Co., Ltd.	17,000	83,554
Mitsui Knowledge Industry Co., Ltd. (d)	33,800	53,709
Mitsui Matsushima Co., Ltd.	82,000	138,102
Mitsui Mining & Smelting Co., Ltd.	320,000	932,117
Mitsui Sugar Co., Ltd.	54,000	170,083
Mitsui-Soko Co., Ltd.	17,000	95,071

Japan—(Continued)
Mitsumi Electric Co., Ltd. (a) (d)	60,000	$425,414
Mitsumura Printing Co., Ltd.	5,000	13,499
Mitsuuroko Holdings Co., Ltd.	19,900	97,609
Miura Co., Ltd. (d)	15,500	427,584
Miyaji Engineering Group, Inc. (a)	36,000	76,452
Miyazaki Bank, Ltd. (The)	98,000	301,068
Miyoshi Oil & Fat Co., Ltd.	40,000	64,959
Mizuno Corp. (d)	46,000	273,373
Mochida Pharmaceutical Co., Ltd. (d)	6,600	431,900
Modec, Inc.	7,000	219,739
Money Partners Group Co., Ltd.	11,900	35,372
Monogatari Corp. (The)	1,900	86,741
MORESCO Corp.	3,000	34,203
Mori Seiki Co., Ltd. (d)	49,700	774,947
Morinaga & Co., Ltd.	114,000	245,226
Morinaga Milk Industry Co., Ltd.	104,000	327,368
Morita Holdings Corp.	25,000	192,546
Morozoff, Ltd.	13,000	41,699
Mory Industries, Inc.	18,000	75,621
MOS Food Services, Inc.	12,700	250,450
Moshi Moshi Hotline, Inc.	22,400	262,278
Mr Max Corp.	10,500	35,148
MTI, Ltd. (d)	4,300	39,916
Murakami Corp.	3,000	41,297
Musashi Seimitsu Industry Co., Ltd. (d)	11,200	287,189
Musashino Bank, Ltd. (The)	18,100	663,174
Mutoh Holdings Co., Ltd. (d)	7,000	35,258
NAC Co., Ltd. (d)	5,300	86,779
Nachi-Fujikoshi Corp. (d)	77,000	431,387
Nafco Co., Ltd.	1,400	21,495
Nagaileben Co., Ltd.	7,200	116,610
Nagano Bank, Ltd. (The)	49,000	87,473
Nagano Keiki Co., Ltd. (d)	4,200	31,104
Nagatanien Co., Ltd.	14,000	125,337
Nagawa Co., Ltd.	3,400	59,306
Nakabayashi Co., Ltd.	24,000	52,848
Nakamuraya Co., Ltd. (d)	26,000	106,990
Nakanishi, Inc.	200	27,888
Nakano Corp.	4,000	10,210
Nakayama Steel Works, Ltd. (a)	63,000	70,178
Nakayamafuku Co., Ltd.	2,000	15,445
Namura Shipbuilding Co., Ltd. (d)	16,100	214,865
Nanto Bank, Ltd. (The)	115,000	461,580
Natori Co., Ltd.	4,000	38,194
NDS Co., Ltd.	27,000	78,389
NEC Capital Solutions, Ltd.	5,500	134,076
NEC Fielding, Ltd. (d)	9,800	114,727
NEC Networks & System Integration Corp.	12,200	295,488
NET One Systems Co., Ltd. (d)	47,900	362,590
Neturen Co., Ltd.	18,300	178,063
New Japan Chemical Co., Ltd. (a) (d)	20,100	62,405
Nice Holdings, Inc.	40,000	104,196
Nichi-iko Pharmaceutical Co., Ltd.	8,800	205,707
Nichia Steel Works, Ltd.	13,000	46,126
Nichias Corp.	54,000	364,033
Nichiban Co., Ltd.	14,000	56,727
Nichicon Corp.	33,700	373,248

MSF-98

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Nichiden Corp.	4,000	$94,105
Nichiha Corp.	12,900	176,013
Nichii Gakkan Co.	24,700	247,317
Nichimo Co., Ltd.	16,000	31,185
Nichirei Corp. (d)	129,000	703,805
Nichireki Co., Ltd.	16,000	143,377
Nidec Copal Corp. (d)	8,300	83,443
Nidec Copal Electronics Corp.	11,200	58,281
Nidec-Tosok Corp.	6,300	64,375
Nifco, Inc. (d)	24,000	643,268
NIFTY Corp.	4,500	54,597
Nihon Chouzai Co., Ltd.	80	2,195
Nihon Dempa Kogyo Co., Ltd. (d)	11,000	102,641
Nihon Eslead Corp. (d)	2,700	31,602
Nihon Kagaku Sangyo Co., Ltd.	3,000	20,609
Nihon Kohden Corp. (d)	18,700	766,844
Nihon M&A Center, Inc.	5,000	384,041
Nihon Nohyaku Co., Ltd.	26,000	288,226
Nihon Parkerizing Co., Ltd.	24,000	492,039
Nihon Plast Co., Ltd.	2,500	14,462
Nihon Shokuhin Kako Co., Ltd.	3,000	11,757
Nihon Tokushu Toryo Co., Ltd.	2,200	9,300
Nihon Unisys, Ltd.	9,900	85,475
Nihon Yamamura Glass Co., Ltd. (d)	54,000	101,210
Nikkato Corp.	300	1,278
Nikkiso Co., Ltd. (d)	31,000	327,280
Nikko Co., Ltd. (d)	17,000	78,382
Nippo Corp.	31,000	532,243
Nippon Beet Sugar Manufacturing Co., Ltd.	71,000	132,478
Nippon Carbon Co., Ltd.	71,000	143,060
Nippon Ceramic Co., Ltd. (d)	8,500	122,634
Nippon Chemi-Con Corp. (a) (d)	89,000	443,325
Nippon Chemical Industrial Co., Ltd. (a)	55,000	98,262
Nippon Chemiphar Co., Ltd.	14,000	68,117
Nippon Chutetsukan KK	2,000	4,837
Nippon Coke & Engineering Co., Ltd.	148,000	206,826
Nippon Columbia Co., Ltd. (a)	4,100	25,982
Nippon Concrete Industries Co., Ltd. (d)	14,000	74,343
Nippon Conveyor Co., Ltd. (a) (d)	24,000	38,180
Nippon Denko Co., Ltd. (d)	60,000	181,761
Nippon Densetsu Kogyo Co., Ltd.	21,000	228,628
Nippon Felt Co., Ltd.	8,600	38,122
Nippon Filcon Co., Ltd.	5,200	22,928
Nippon Fine Chemical Co., Ltd.	5,800	38,855
Nippon Flour Mills Co., Ltd.	64,000	321,879
Nippon Formula Feed Manufacturing Co., Ltd.	43,000	55,304
Nippon Gas Co., Ltd.	15,400	186,011
Nippon Hume Corp.	11,000	96,513
Nippon Jogesuido Sekkei Co., Ltd. (d)	3,300	41,317
Nippon Kanzai Co., Ltd.	3,300	59,306
Nippon Kasei Chemical Co., Ltd.	18,000	25,709
Nippon Kinzoku Co., Ltd. (a)	29,000	45,349
Nippon Kodoshi Corp.	700	10,086
Nippon Koei Co., Ltd.	42,000	182,538
Nippon Konpo Unyu Soko Co., Ltd.	31,000	544,543
Nippon Koshuha Steel Co., Ltd. (a)	47,000	57,995

Japan—(Continued)
Nippon Kucho Service Co., Ltd.	3,000	$27,752
Nippon Light Metal Holdings Co., Ltd.	301,800	465,764
Nippon Paper Industries Co., Ltd. (d)	20,100	317,757
Nippon Parking Development Co., Ltd.	803	64,150
Nippon Pillar Packing Co., Ltd. (d)	13,000	95,645
Nippon Piston Ring Co., Ltd.	50,000	92,449
Nippon Rietec Co., Ltd.	7,000	51,316
Nippon Road Co., Ltd. (The)	43,000	259,263
Nippon Seiki Co., Ltd.	24,000	386,006
Nippon Seiro Co., Ltd.	2,000	5,153
Nippon Seisen Co., Ltd. (d)	10,000	49,020
Nippon Sharyo, Ltd. (d)	37,000	220,013
Nippon Sheet Glass Co., Ltd. (a) (d)	527,000	679,647
Nippon Shinyaku Co., Ltd.	27,000	466,342
Nippon Signal Co., Ltd.	32,400	248,972
Nippon Soda Co., Ltd.	79,000	470,665
Nippon Steel Trading Co., Ltd. (d)	30,000	104,193
Nippon Suisan Kaisha, Ltd. (a) (d)	142,400	306,607
Nippon Synthetic Chemical Industry Co., Ltd. (The)	33,000	315,183
Nippon Thompson Co., Ltd. (d)	48,000	273,633
Nippon Valqua Industries, Ltd.	47,000	131,790
Nippon Yakin Kogyo Co., Ltd. (a) (d)	89,000	330,716
Nipro Corp. (d)	55,400	536,821
Nishi-Nippon Railroad Co., Ltd.	21,000	82,004
Nishikawa Rubber Co., Ltd.	1,200	22,717
Nishimatsu Construction Co., Ltd.	191,000	557,520
Nishimatsuya Chain Co., Ltd.	28,600	230,067
Nishio Rent All Co., Ltd. (d)	8,900	248,814
Nissan Shatai Co., Ltd. (d)	24,000	418,229
Nissan Tokyo Sales Holdings Co., Ltd.	11,000	34,143
Nissei ASB Machine Co., Ltd. (d)	2,100	41,194
Nissei Corp.	3,700	34,078
Nissei Plastic Industrial Co., Ltd.	7,100	48,685
Nissen Holdings Co., Ltd.	17,900	58,831
Nisshin Fudosan Co.	9,200	64,522
Nisshin Oillio Group, Ltd. (The) (d)	65,000	226,000
Nisshin Steel Holdings Co., Ltd.	35,896	476,776
Nisshinbo Holdings, Inc. (d)	82,000	677,989
Nissin Corp.	44,000	126,318
Nissin Electric Co., Ltd.	30,000	161,598
Nissin Kogyo Co., Ltd. (d)	20,000	380,910
Nissin Sugar Co., Ltd.	2,400	50,218
Nissui Pharmaceutical Co., Ltd.	6,000	69,249
Nitta Corp.	12,800	273,402
Nittan Valve Co., Ltd.	6,300	19,789
Nittetsu Mining Co., Ltd. (d)	38,000	212,671
Nitto Boseki Co., Ltd. (d)	88,000	372,688
Nitto FC Co., Ltd.	4,500	27,927
Nitto Fuji Flour Milling Co., Ltd.	4,000	12,337
Nitto Kogyo Corp. (d)	15,100	252,135
Nitto Kohki Co., Ltd.	7,300	136,907
Nitto Seiko Co., Ltd.	15,000	53,234
Nittoc Construction Co., Ltd.	13,550	57,596
Nittoku Engineering Co., Ltd. (d)	8,700	79,911
Noevir Holdings Co., Ltd.	9,900	169,350
NOF Corp.	83,000	535,354

MSF-99

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Nohmi Bosai, Ltd.	13,000	$109,122
Nomura Co., Ltd.	21,000	208,700
Noritake Co., Ltd.	75,000	199,815
Noritsu Koki Co., Ltd. (d)	8,000	53,587
Noritz Corp. (d)	15,800	340,904
North Pacific Bank, Ltd. (d)	132,800	559,886
NS Solutions Corp. (d)	9,000	177,208
NS United Kaiun Kaisha, Ltd. (a)	67,000	179,156
NSD Co., Ltd.	20,900	235,168
Nuflare Technology, Inc.	1,300	164,194
Obara Group, Inc. (d)	6,400	158,689
Obayashi Road Corp.	16,000	89,092
OBIC Business Consultants, Ltd.	5,500	199,969
Oenon Holdings, Inc.	34,000	86,863
Ogaki Kyoritsu Bank, Ltd. (The)	177,000	511,303
Ohara, Inc.	4,700	30,334
Ohashi Technica, Inc.	4,600	38,429
Ohsho Food Service Corp. (d)	5,400	180,749
Oiles Corp. (d)	14,000	321,934
Oita Bank, Ltd. (The)	104,000	342,922
Okabe Co., Ltd. (d)	25,700	314,568
Okamoto Industries, Inc.	44,000	139,530
Okamoto Machine Tool Works, Ltd. (a)	27,000	34,966
Okamura Corp. (d)	32,000	219,193
Okaya Electric Industries Co., Ltd.	8,900	30,801
OKI Electric Cable Co., Ltd. (a)	6,000	11,266
Okinawa Cellular Telephone Co.	5,800	147,616
Okinawa Electric Power Co., Inc. (The)	9,300	321,533
OKK Corp.	41,000	70,013
OKUMA Corp. (d)	70,000	610,554
Okumura Corp.	94,000	409,901
Okura Industrial Co., Ltd.	30,000	118,664
Okuwa Co., Ltd.	11,000	101,368
Olympic Corp.	7,800	58,768
ONO Sokki Co., Ltd.	11,000	49,581
Onoken Co., Ltd.	9,400	116,084
Onward Holdings Co., Ltd.	64,000	564,802
OPT, Inc.	4,700	44,660
Optex Co., Ltd. (d)	6,500	98,018
Organo Corp.	24,000	121,317
Origin Electric Co., Ltd.	19,000	64,680
Osaka Organic Chemical Industry, Ltd.	8,500	38,956
Osaka Steel Co., Ltd. (d)	8,300	163,780
OSAKA Titanium Technologies Co. (d)	6,900	148,024
Osaki Electric Co., Ltd.	17,000	104,976
OSG Corp. (d)	35,400	619,911
Otsuka Kagu, Ltd.	5,500	56,649
OUG Holdings, Inc.	7,000	13,398
Oyo Corp.	11,800	210,420
Pacific Industrial Co., Ltd.	24,000	178,434
Pacific Metals Co., Ltd. (d)	81,000	334,536
Pack Corp. (The)	7,800	142,372
Pal Co., Ltd. (d)	5,300	133,044
Paltac Corp. (d)	18,450	254,925
PanaHome Corp.	45,000	296,882
Panasonic Industrial Devices SUNX Co., Ltd.	11,200	48,373
Panasonic Information Systems	1,700	41,525

Japan—(Continued)
Paramount Bed Holdings Co., Ltd.	8,000	$251,005
Parco Co., Ltd. (d)	11,200	112,941
Paris Miki Holdings, Inc. (d)	17,000	83,345
Pasco Corp.	11,000	45,901
Pasona Group, Inc.	37	32,778
Penta-Ocean Construction Co., Ltd.	140,000	392,346
Pilot Corp.	7,300	276,376
Piolax, Inc.	5,900	185,184
Pioneer Corp. (a) (d)	153,800	265,983
Plenus Co., Ltd.	10,400	200,548
Press Kogyo Co., Ltd. (d)	60,000	265,703
Pressance Corp.	2,600	80,530
Prestige International, Inc.	10,400	77,367
Prima Meat Packers, Ltd.	78,000	164,027
Pronexus, Inc.	12,300	75,767
Proto Corp. (d)	6,400	93,167
Qol Co., Ltd.	4,700	26,483
Raito Kogyo Co., Ltd. (d)	29,800	235,661
Rasa Industries, Ltd. (a)	46,000	114,150
Relo Holdings, Inc.	5,400	241,943
Renaissance, Inc.	5,100	39,963
Rengo Co., Ltd. (d)	120,000	662,796
Renown, Inc. (a)	29,200	39,903
Resort Solution Co., Ltd.	4,000	9,417
Resorttrust, Inc.	16,400	590,425
Rheon Automatic Machinery Co., Ltd.	5,000	12,871
Rhythm Watch Co., Ltd.	64,000	96,012
Riberesute Corp.	43	29,263
Ricoh Leasing Co., Ltd.	9,300	260,137
Right On Co., Ltd.	7,900	74,913
Riken Corp.	55,000	234,561
Riken Keiki Co., Ltd.	8,400	67,079
Riken Technos Corp.	23,000	97,291
Riken Vitamin Co., Ltd.	4,800	122,177
Riso Kagaku Corp.	10,179	238,393
Riso Kyoiku Co., Ltd. (d)	11,590	91,055
Rock Field Co., Ltd.	5,500	108,944
Rohto Pharmaceutical Co., Ltd.	37,000	522,851
Rokko Butter Co., Ltd. (d)	5,500	44,116
Roland Corp.	8,300	86,769
Round One Corp.	43,800	253,689
Royal Holdings Co., Ltd.	15,800	251,629
Ryobi, Ltd. (d)	88,000	396,711
Ryoden Trading Co., Ltd. (d)	18,000	124,749
Ryosan Co., Ltd.	20,500	374,575
Ryoyo Electro Corp.	8,600	77,534
S Foods, Inc.	7,500	68,965
S&B Foods, Inc.	600	22,752
Sagami Chain Co., Ltd. (d)	8,000	72,092
Saibu Gas Co., Ltd.	161,000	392,433
Saizeriya Co., Ltd. (d)	16,200	217,424
Sakai Chemical Industry Co., Ltd. (d)	64,000	230,369
Sakai Heavy Industries, Ltd.	21,000	86,140
Sakai Moving Service Co., Ltd. (d)	2,100	61,405
Sakai Ovex Co., Ltd.	32,000	48,090
Sakata INX Corp.	26,000	236,022
Sakata Seed Corp. (d)	17,300	238,839

MSF-100

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Sala Corp.	12,900	$68,728
San Holdings, Inc.	2,700	38,318
San-A Co., Ltd.	8,800	247,966
San-Ai Oil Co., Ltd.	34,000	147,412
San-In Godo Bank, Ltd. (The) (d)	92,000	716,111
Sanden Corp.	71,000	321,619
Sanei Architecture Planning Co., Ltd.	4,300	36,868
Sangetsu Co., Ltd. (d)	15,400	407,444
Sanken Electric Co., Ltd. (d)	61,000	312,772
Sanki Engineering Co., Ltd.	35,000	215,416
Sanko Marketing Foods Co., Ltd.	31	30,672
Sanko Metal Industrial Co., Ltd.	10,000	29,175
Sankyo Seiko Co., Ltd.	22,100	76,596
Sankyo Tateyama, Inc.	14,200	315,240
Sankyu, Inc.	149,000	492,965
Sanoh Industrial Co., Ltd. (d)	13,800	101,756
Sanshin Electronics Co., Ltd.	16,800	103,964
Sansui Electric Co., Ltd. (a) (b) (c)	316,000	0
Sanwa Holdings Corp.	106,000	648,303
Sanyo Chemical Industries, Ltd.	32,000	220,964
Sanyo Denki Co., Ltd.	23,000	171,455
Sanyo Electric Railway Co., Ltd.	5,000	21,717
Sanyo Housing Nagoya Co., Ltd. (d)	5,100	58,572
Sanyo Industries, Ltd.	13,000	25,972
Sanyo Shokai, Ltd.	73,000	189,942
Sanyo Special Steel Co., Ltd. (d)	67,000	350,602
Sapporo Holdings, Ltd.	173,000	753,101
Sasebo Heavy Industries Co., Ltd. (a) (d)	74,000	76,376
Sata Construction Co., Ltd.	42,000	55,302
Sato Holdings Corp. (d)	11,900	243,653
Sato Shoji Corp.	6,500	38,963
Satori Electric Co., Ltd.	7,100	40,177
Sawada Holdings Co., Ltd.	12,700	116,928
Sawai Pharmaceutical Co., Ltd. (d)	6,800	478,134
Saxa Holdings, Inc.	33,000	53,236
SBS Holdings, Inc.	2,300	32,099
Scroll Corp.	15,700	44,906
SEC Carbon, Ltd.	7,000	25,903
Secom Joshinetsu Co., Ltd.	900	22,830
Seibu Electric Industry Co., Ltd.	12,000	51,034
Seika Corp.	34,000	83,973
Seikagaku Corp.	13,400	179,923
Seikitokyu Kogyo Co., Ltd. (a)	64,000	87,839
Seiko Holdings Corp. (d)	44,000	187,886
Seiko PMC Corp. (d)	6,300	29,871
Seino Holdings Co., Ltd.	86,000	880,320
Seiren Co., Ltd.	29,600	201,181
Sekisui Jushi Corp. (d)	18,000	260,785
Sekisui Plastics Co., Ltd.	24,000	67,521
Senko Co., Ltd. (d)	52,000	262,201
Senshu Electric Co., Ltd.	3,200	40,668
Senshu Ikeda Holdings, Inc.	102,900	531,234
Senshukai Co., Ltd.	18,700	168,732
Septeni Holdings Co., Ltd. (d)	8,000	72,504
Seria Co., Ltd.	4,700	145,894
Shibaura Electronics Co., Ltd.	2,800	35,355
Shibaura Mechatronics Corp. (a) (d)	18,000	45,320

Japan—(Continued)
Shibusawa Warehouse Co., Ltd. (The) (d)	29,000	$136,328
Shibuya Kogyo Co., Ltd.	11,600	245,827
Shidax Corp.	9,600	49,080
Shiga Bank, Ltd. (The)	96,000	546,387
Shikibo, Ltd.	83,000	107,578
Shikoku Bank, Ltd. (The)	108,000	249,072
Shikoku Chemicals Corp.	21,000	177,361
Shima Seiki Manufacturing, Ltd.	16,300	359,365
Shimachu Co., Ltd.	27,300	678,037
SHIMANE BANK, Ltd. (The) (d)	2,500	32,845
Shimizu Bank, Ltd. (The)	5,400	158,217
Shimojima Co., Ltd.	6,300	64,807
Shin Nippon Air Technologies Co., Ltd.	7,300	46,044
Shin-Etsu Polymer Co., Ltd. (d)	28,500	98,893
Shin-Keisei Electric Railway Co., Ltd.	23,000	91,414
Shinagawa Refractories Co., Ltd.	27,000	61,126
Shindengen Electric Manufacturing Co., Ltd.	45,000	329,042
Shinkawa, Ltd.	5,300	35,539
Shinko Electric Industries Co., Ltd. (d)	40,300	425,047
Shinko Plantech Co., Ltd.	23,800	199,024
Shinko Shoji Co., Ltd. (d)	13,500	115,619
Shinko Wire Co., Ltd.	12,000	25,721
Shinmaywa Industries, Ltd. (d)	54,000	420,778
Shinnihon Corp.	19,000	62,204
Shinsho Corp.	30,000	64,667
Shinwa Co., Ltd.	3,900	44,007
Ship Healthcare Holdings, Inc.	16,600	648,038
Shiroki Corp.	31,000	70,205
Shizuki Electric Co., Inc.	8,000	31,065
Shizuoka Gas Co., Ltd.	31,500	214,532
Shobunsha Publications, Inc.	6,700	41,418
Shoei Foods Corp.	4,300	36,959
Shofu, Inc.	3,900	35,066
Shoko Co., Ltd.	39,000	60,863
Showa Aircraft Industry Co., Ltd. (d)	5,000	76,406
Showa Corp.	29,300	395,326
Showa Sangyo Co., Ltd. (d)	46,000	142,656
Siix Corp. (d)	8,900	117,160
Sinanen Co., Ltd.	27,000	104,952
Sinfonia Technology Co., Ltd.	58,000	103,621
Sinko Industries, Ltd.	7,600	64,606
Sintokogio, Ltd.	29,200	219,642
SKY Perfect JSAT Holdings, Inc. (d)	87,000	454,190
SMK Corp. (d)	40,000	182,646
SNT Corp.	10,900	41,567
Soda Nikka Co., Ltd.	7,000	29,290
Sodick Co., Ltd.	28,100	136,294
Soft99 Corp.	5,100	34,825
Softbank Technology Corp.	1,600	26,190
Softbrain Co., Ltd. (a)	11,900	16,409
Software Service, Inc.	1,500	50,432
Sogo Medical Co., Ltd.	2,800	107,480
Sohgo Security Services Co., Ltd. (d)	5,800	116,287
Soshin Electric Co., Ltd.	1,500	5,266
Sotetsu Holdings, Inc.	6,000	23,082
Sotoh Co., Ltd.	4,300	39,621
Space Co., Ltd.	5,800	58,049

MSF-101

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
SPK Corp. (d)	2,500	$46,170
Square Enix Holdings Co., Ltd. (d)	36,000	571,387
SRA Holdings	5,600	63,672
Srg Takamiya Co., Ltd.	2,600	24,847
ST Corp.	6,900	70,203
St. Marc Holdings Co., Ltd.	4,400	222,566
Star Micronics Co., Ltd. (d)	23,400	229,154
Starbucks Coffee Japan, Ltd.	4,300	51,635
Starts Corp., Inc.	4,500	45,452
Starzen Co., Ltd.	38,000	106,600
Stella Chemifa Corp.	5,600	88,775
Step Co., Ltd.	4,100	36,961
Studio Alice Co., Ltd.	4,900	64,318
Subaru Enterprise Co., Ltd.	1,000	3,667
Sugimoto & Co., Ltd.	3,800	34,778
Sumida Corp.	8,500	40,215
Sumikin Bussan Corp.	62,000	231,613
Suminoe Textile Co., Ltd.	31,000	79,903
Sumitomo Bakelite Co., Ltd. (d)	109,000	395,526
Sumitomo Densetsu Co., Ltd.	10,500	143,119
Sumitomo Forestry Co., Ltd.	400	4,341
Sumitomo Light Metal Industries, Ltd.	225,000	260,569
Sumitomo Mitsui Construction Co., Ltd. (a)	119,000	151,099
Sumitomo Osaka Cement Co., Ltd.	230,000	925,100
Sumitomo Precision Products Co., Ltd.	21,000	92,596
Sumitomo Real Estate Sales Co., Ltd.	8,760	288,733
Sumitomo Seika Chemicals Co., Ltd.	30,000	179,671
Sumitomo Warehouse Co., Ltd. (The) (d)	73,000	455,620
Sun-Wa Technos Corp.	3,900	38,266
Suncall Corp. (d)	11,000	67,014
SWCC Showa Holdings Co., Ltd. (a)	163,000	201,401
Systena Corp.	12,600	96,917
T Hasegawa Co., Ltd. (d)	11,800	172,690
T RAD Co., Ltd.	41,000	133,998
T&K Toka Co., Ltd.	5,600	116,159
Tachi-S Co., Ltd. (d)	15,100	229,226
Tachibana Eletech Co., Ltd.	5,900	63,163
Tact Home Co., Ltd.	48	106,273
Tadano, Ltd.	46,000	591,927
Taihei Dengyo Kaisha, Ltd.	20,000	146,442
Taihei Kogyo Co., Ltd.	29,000	113,864
Taiheiyo Kouhatsu, Inc.	46,000	56,394
Taiho Kogyo Co., Ltd.	9,800	127,808
Taikisha, Ltd.	15,800	377,395
Taiko Bank, Ltd. (The) (d)	41,000	94,187
Taiko Pharmaceutical Co., Ltd.	4,300	72,515
Taisei Lamick Co., Ltd. (d)	2,700	67,267
Taiyo Holdings Co., Ltd. (d)	7,500	233,582
Taiyo Yuden Co., Ltd. (d)	12,700	166,258
Taka-Q, Ltd.	6,000	20,321
Takachiho Koheki Co., Ltd.	400	3,869
Takagi Securities Co., Ltd.	18,000	76,764
Takamatsu Construction Group Co., Ltd. (d)	8,100	146,146
Takano Co., Ltd.	6,000	28,587
Takaoka Toko Holdings Co., Ltd. (d)	5,365	93,378
Takara Leben Co., Ltd.	30,700	105,470
Takara Printing Co., Ltd.	3,100	22,044

Japan—(Continued)
Takara Standard Co., Ltd.	52,000	$419,631
Takasago International Corp.	48,000	251,263
Takasago Thermal Engineering Co., Ltd. (d)	33,300	283,037
Takashima & Co., Ltd.	25,000	72,401
Take And Give Needs Co., Ltd.	4,710	111,930
Takeei Corp.	8,700	143,748
Takeuchi Manufacturing Co., Ltd.	7,000	164,138
Takihyo Co., Ltd.	13,000	55,256
Takiron Co., Ltd. (d)	27,000	116,240
Takisawa Machine Tool Co., Ltd.	35,000	55,262
Takuma Co., Ltd. (d)	41,000	388,760
Tamron Co., Ltd. (d)	9,600	212,042
Tamura Corp. (d)	47,000	122,491
Tanseisha Co., Ltd. (d)	11,000	75,179
Tatsuta Electric Wire and Cable Co., Ltd. (d)	24,100	185,001
Tayca Corp.	17,000	55,832
TBK Co., Ltd.	14,000	78,403
TECHNO ASSOCIE Co., Ltd.	300	3,085
Techno Medica Co., Ltd.	2,400	53,022
Techno Ryowa, Ltd.	4,800	22,466
Tecmo Koei Holdings Co., Ltd. (d)	12,200	131,695
Teikoku Electric Manufacturing Co., Ltd.	4,700	95,072
Teikoku Sen-I Co., Ltd.	13,000	112,937
Teikoku Tsushin Kogyo Co., Ltd.	24,000	43,362
Tekken Corp. (a) (d)	82,000	261,406
Temp Holdings Co., Ltd. (d)	7,400	187,710
Ten Allied Co., Ltd. (a)	2,600	8,577
Tenma Corp. (d)	6,200	84,683
Teraoka Seisakusho Co., Ltd.	200	831
Tigers Polymer Corp.	2,200	9,296
TKC Corp.	12,400	214,386
Toa Corp. (a) (d)	127,000	360,395
Toa Oil Co., Ltd.	37,000	50,525
TOA ROAD Corp.	26,000	126,671
Toabo Corp.	56,000	43,427
Toagosei Co., Ltd.	109,000	486,550
Tobishima Corp. (a) (d)	69,900	119,928
Tobu Store Co., Ltd.	11,000	29,124
TOC Co., Ltd. (d)	34,100	289,266
Tocalo Co., Ltd.	8,800	131,216
Tochigi Bank, Ltd. (The)	67,000	258,143
Toda Corp.	120,000	413,036
Toda Kogyo Corp.	22,000	70,478
Toei Animation Co., Ltd.	2,500	65,061
Toei Co., Ltd. (d)	37,000	224,085
Toenec Corp.	20,000	119,073
Toho Bank, Ltd. (The)	115,000	354,712
Toho Co., Ltd.	20,000	71,903
Toho Holdings Co., Ltd.	25,000	456,944
Toho Titanium Co., Ltd. (d)	18,600	154,788
Toho Zinc Co., Ltd. (d)	85,000	274,706
Tohoku Bank, Ltd. (The)	56,000	84,001
Tohokushinsha Film Corp.	4,800	45,897
Tohto Suisan Co., Ltd.	22,000	51,236
Tokai Carbon Co., Ltd. (d)	112,000	389,018
Tokai Corp.	5,500	147,947
TOKAI Holdings Corp. (d)	52,700	187,420

MSF-102

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Tokai Lease Co., Ltd.	16,000	$30,047
Tokai Rika Co., Ltd.	800	16,999
Tokai Rubber Industries, Ltd. (d)	21,500	209,492
Tokai Tokyo Financial Holdings, Inc. (d)	22,700	190,868
Token Corp.	4,160	230,861
Tokushu Tokai Paper Co., Ltd. (d)	60,000	126,092
Tokuyama Corp. (d)	196,000	768,726
Tokyo Derica Co., Ltd. (d)	3,900	63,457
Tokyo Dome Corp.	94,000	737,453
Tokyo Electron Device, Ltd. (d)	2,400	38,974
Tokyo Energy & Systems, Inc.	15,000	80,534
Tokyo Keiki, Inc. (d)	32,000	95,054
Tokyo Ohka Kogyo Co., Ltd.	21,000	468,313
Tokyo Rakutenchi Co., Ltd.	17,000	88,062
Tokyo Rope Manufacturing Co., Ltd. (a) (d)	77,000	136,264
Tokyo Sangyo Co., Ltd.	12,000	40,010
Tokyo Seimitsu Co., Ltd.	19,900	366,440
Tokyo Steel Manufacturing Co., Ltd. (a) (d)	72,200	429,419
Tokyo Tekko Co., Ltd.	29,000	126,522
Tokyo Theatres Co., Inc.	42,000	73,092
Tokyo Tomin Bank, Ltd. (The) (d)	21,500	248,773
Tokyu Community Corp. (c)	2,700	133,633
Tokyu Construction Co., Ltd. (a) (d)	51,610	297,183
Tokyu Livable, Inc. (c)	10,900	239,191
Tokyu Recreation Co., Ltd.	6,000	35,000
Toli Corp.	30,000	63,969
Tomato Bank, Ltd.	62,000	112,506
Tomen Devices Corp.	1,500	25,061
Tomen Electronics Corp.	6,500	71,953
Tomoe Corp. (d)	16,000	85,274
Tomoe Engineering Co., Ltd.	3,600	62,153
Tomoegawa Co., Ltd.	12,000	21,553
Tomoku Co., Ltd.	37,000	114,856
TOMONY Holdings, Inc.	83,600	330,026
Tomy Co., Ltd. (d)	38,000	175,078
Tonami Holdings Co., Ltd.	32,000	68,864
Toppan Forms Co., Ltd. (d)	28,300	276,667
Topre Corp. (d)	23,700	305,077
Topy Industries, Ltd.	122,000	270,485
Toridoll.corp (d)	9,000	89,140
Torigoe Co., Ltd. (The)	9,200	60,001
Torii Pharmaceutical Co., Ltd. (d)	5,600	150,642
Torishima Pump Manufacturing Co., Ltd. (d)	11,600	114,305
Tosei Corp. (d)	13,200	116,389
Toshiba Machine Co., Ltd. (d)	62,000	320,858
Toshiba Plant Systems & Services Corp. (d)	21,000	348,835
Toshiba TEC Corp.	69,000	425,221
Tosho Co., Ltd.	3,500	51,017
Tosho Printing Co., Ltd.	26,000	70,888
Totetsu Kogyo Co., Ltd. (d)	16,000	359,870
Tottori Bank, Ltd. (The)	37,000	70,611
Touei Housing Corp.	9,755	229,886
Toukei Computer Co., Ltd.	2,200	31,405
Towa Bank, Ltd. (The)	178,000	165,394
Towa Corp. (d)	11,100	62,478
Towa Pharmaceutical Co., Ltd. (d)	5,200	258,528
Toyo Construction Co., Ltd. (d)	41,099	133,311

Japan—(Continued)
Toyo Corp.	15,800	$199,529
Toyo Denki Seizo - Toyo Electric Manufacturing Co., Ltd. (d)	23,000	79,557
Toyo Engineering Corp. (d)	62,000	269,284
Toyo Ink SC Holdings Co., Ltd.	107,000	557,487
Toyo Kanetsu KK	68,000	204,861
Toyo Kohan Co., Ltd.	35,000	134,411
Toyo Securities Co., Ltd. (d)	43,000	156,094
Toyo Sugar Refining Co., Ltd.	9,000	9,819
Toyo Tanso Co., Ltd. (d)	7,200	133,876
Toyo Tire & Rubber Co., Ltd.	99,000	599,593
Toyo Wharf & Warehouse Co., Ltd. (d)	30,000	89,609
Toyobo Co., Ltd.	464,000	891,764
TPR Co., Ltd.	12,200	224,777
Trancom Co., Ltd.	3,900	116,490
Transcosmos, Inc.	13,100	230,248
Trusco Nakayama Corp.	10,700	219,371
TS Tech Co., Ltd. (d)	21,400	845,775
TSI Holdings Co., Ltd.	47,805	324,057
Tsubakimoto Chain Co. (d)	77,000	537,936
Tsubakimoto Kogyo Co., Ltd.	8,000	22,113
Tsudakoma Corp. (a)	31,000	58,726
Tsugami Corp. (d)	38,000	186,575
Tsukamoto Corp. Co., Ltd.	21,000	40,691
Tsukishima Kikai Co., Ltd.	13,000	136,692
Tsukuba Bank, Ltd. (The)	47,200	171,208
Tsukui Corp.	13,900	169,713
Tsurumi Manufacturing Co., Ltd. (d)	10,000	96,761
Tsutsumi Jewelry Co., Ltd.	3,800	99,652
TTK Co., Ltd.	4,000	18,097
TV Tokyo Holdings Corp.	3,700	65,257
TYK Corp.	6,000	15,363
U-Shin, Ltd. (d)	16,000	119,662
Uchida Yoko Co., Ltd.	32,000	90,647
Ueki Corp.	11,000	22,995
UKC Holdings Corp.	6,200	116,703
Ulvac, Inc. (a) (d)	27,300	250,915
Uniden Corp. (a) (d)	25,000	58,694
Union Tool Co.	7,000	149,255
Unipres Corp.	19,400	411,944
United Arrows, Ltd. (d)	9,300	392,609
Unitika, Ltd. (a)	34,000	20,494
Universal Entertainment Corp. (d)	8,500	181,841
UNY Group Holdings Co., Ltd.	30,700	198,428
Uoriki Co., Ltd.	2,100	31,387
Usen Corp. (a)	64,530	151,827
Ushio, Inc.	52,700	656,797
UT Holdings Co., Ltd.	14,200	61,608
Utoc Corp.	5,100	16,914
Valor Co., Ltd. (d)	16,900	256,508
Village Vanguard Co., Ltd.	34	51,789
Vital KSK Holdings, Inc. (d)	20,300	153,289
VT Holdings Co., Ltd. (d)	15,900	214,412
Wacoal Holdings Corp.	26,000	277,310
Wakachiku Construction Co., Ltd. (a) (d)	69,000	90,933
Wakamoto Pharmaceutical Co., Ltd. (a)	9,000	25,381
Wakita & Co., Ltd.	20,000	264,778

MSF-103

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Warabeya Nichiyo Co., Ltd.	8,400	$148,946
Watabe Wedding Corp.	4,400	32,999
WATAMI Co., Ltd. (d)	11,200	188,507
Weathernews, Inc. (d)	3,600	84,271
Welcia Holdings Co., Ltd.	3,900	206,581
Wellnet Corp.	2,700	34,761
West Holdings Corp. (d)	7,200	100,895
Wood One Co., Ltd.	19,000	55,050
Wowow, Inc.	2,700	94,873
Xebio Co., Ltd. (d)	14,100	315,691
Y. A. C. Co., Ltd.	4,900	27,731
Yachiyo Bank, Ltd. (The)	8,500	254,934
Yachiyo Industry Co., Ltd.	5,600	40,520
Yahagi Construction Co., Ltd. (d)	17,100	91,567
Yaizu Suisankagaku Industry Co., Ltd.	4,400	39,127
YAMABIKO Corp.	4,100	115,673
Yamagata Bank, Ltd. (The) (d)	80,000	355,597
Yamaichi Electronics Co., Ltd. (a)	8,200	20,977
Yamanashi Chuo Bank, Ltd. (The)	91,000	379,251
Yamatane Corp. (d)	53,000	104,021
Yamato Corp.	9,000	33,003
Yamato International, Inc.	6,700	30,024
Yamaya Corp. (d)	2,650	40,310
Yamazawa Co., Ltd.	1,000	15,381
Yamazen Corp.	32,100	208,581
Yaoko Co., Ltd.	3,600	130,358
Yashima Denki Co., Ltd.	7,500	31,922
Yasuda Warehouse Co., Ltd. (The)	7,400	90,086
Yellow Hat, Ltd.	10,700	200,813
Yodogawa Steel Works, Ltd. (d)	70,000	309,580
Yokogawa Bridge Holdings Corp.	18,000	256,949
Yokohama Reito Co., Ltd. (d)	26,500	218,857
Yokowo Co., Ltd.	7,900	42,742
Yomeishu Seizo Co., Ltd.	6,000	49,665
Yondenko Corp.	12,000	43,294
Yondoshi Holding, Inc.	11,700	162,420
Yonekyu Corp.	800	6,281
Yonex Co., Ltd.	5,900	33,692
Yorozu Corp. (d)	9,600	190,945
Yuasa Funashoku Co., Ltd.	8,000	20,072
Yuasa Trading Co., Ltd.	100,000	201,597
Yuken Kogyo Co., Ltd.	22,000	52,344
Yuki Gosei Kogyo Co., Ltd.	6,000	17,770
Yurtec Corp. (d)	26,000	85,052
Yusen Logistics Co., Ltd. (d)	11,700	128,599
Yushin Precision Equipment Co., Ltd.	4,900	91,320
Yushiro Chemical Industry Co., Ltd.	7,300	69,859
Zappallas, Inc.	49	35,442
Zenrin Co., Ltd. (d)	15,700	176,513
Zensho Holdings Co., Ltd. (d)	31,200	362,129
ZERIA Pharmaceutical Co., Ltd. (d)	8,800	191,235
Zojirushi Corp.	10,000	38,853
Zuken, Inc. (d)	7,200	59,082

		219,317,570

Netherlands—2.1%
Aalberts Industries NV	53,139	1,416,223
Accell Group	13,869	271,829
AMG Advanced Metallurgical Group NV (a)	17,624	167,026
Amsterdam Commodities NV	10,026	214,406
APERAM (d)	33,328	512,520
Arcadis NV	32,441	927,967
ASM International NV	26,751	929,103
Ballast Nedam (a)	1,358	21,420
BE Semiconductor Industries NV	23,461	283,246
Beter Bed Holding NV	10,318	232,596
BinckBank NV	39,299	360,137
Brunel International NV (d)	6,300	338,679
CSM (d)	43,629	1,056,517
Delta Lloyd NV	91,549	1,944,919
DOCdata NV	1,934	43,937
Exact Holding NV (d)	7,888	198,840
Grontmij (a)	40,836	188,381
Heijmans NV	14,562	176,055
Hunter Douglas NV	2,423	103,500
Kardan NV (a)	13,562	6,257
KAS Bank NV	7,278	96,491
Kendrion NV	4,261	128,562
Koninklijke BAM Groep NV (d)	183,068	984,221
Koninklijke Wessanen NV	54,622	197,034
Macintosh Retail Group NV	7,046	76,204
Nederland Apparatenfabriek	2,742	109,451
Nutreco NV (d)	38,964	2,036,003
Ordina NV (a)	57,689	99,095
PostNL NV (a) (d)	219,352	947,932
Royal Imtech NV (a) (d)	38,313	104,018
SBM Offshore NV (a)	103,661	2,054,454
Sligro Food Group NV	13,645	557,635
SNS REAAL NV (b) (c) (d)	105,329	0
Telegraaf Media Groep NV	13,542	237,981
TKH Group NV	23,125	692,446
TomTom NV (a)	76,476	546,825
Ten Cate NV	20,330	573,059
Unit4 NV	16,955	663,348
USG People NV (d)	43,376	422,650
Van Lanschot NV (a)	45	980
Xeikon NV (a)	10,815	85,239

		20,007,186

New Zealand—0.9%
A2 Corp., Ltd. (a) (d)	134,580	78,251
Abano Healthcare Group, Ltd.	880	4,827
Air New Zealand, Ltd. (d)	170,907	215,067
Auckland International Airport, Ltd.	12,004	33,053
Bathurst Resourses New Zealand, Ltd. (a) (d)	206,414	26,956
Briscoe Group, Ltd.	13,123	25,638
Cavalier Corp., Ltd. (a)	7,259	10,974
Chorus, Ltd.	106,254	238,301
Diligent Board Member Services, Inc. (a) (d)	19,249	90,938
Ebos Group, Ltd.	40,181	337,754
Fisher & Paykel Healthcare Corp., Ltd. (d)	258,627	777,870
Freightways, Ltd.	81,878	287,052

MSF-104

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

New Zealand—(Continued)
Hallenstein Glasson Holdings, Ltd.	19,012	$76,120
Heartland New Zealand, Ltd.	72,313	50,450
Infratil, Ltd.	399,354	819,148
Kathmandu Holdings, Ltd.	23,984	65,679
Mainfreight, Ltd.	40,292	381,709
Methven, Ltd.	19,898	23,069
Michael Hill International, Ltd.	82,929	100,561
Millennium & Copthorne Hotels New Zealand, Ltd.	26,384	15,558
New Zealand Oil & Gas, Ltd.	178,730	118,762
New Zealand Refining Co., Ltd. (The)	27,432	53,748
Nuplex Industries, Ltd. (d)	105,582	303,311
NZX, Ltd.	130,860	138,041
Opus International Consultants, Ltd.	4,000	6,193
Pacific Edge, Ltd. (a)	17,353	7,632
PGG Wrightson, Ltd.	58,545	18,574
Pike River Coal Co., Ltd. (a) (b) (c)	82,575	0
Port of Tauranga, Ltd.	38,167	439,053
Pumpkin Patch, Ltd. (a)	31,660	28,375
Restaurant Brands New Zealand, Ltd.	55,682	130,862
Rubicon, Ltd. (a)	9,922	2,859
Ryman Healthcare, Ltd.	152,639	880,321
Sanford, Ltd.	314	1,146
Skellerup Holdings, Ltd.	29,759	40,565
Sky City Entertainment Group, Ltd.	295,453	982,250
Sky Network Television, Ltd.	103,256	498,500
Tower, Ltd.	74,795	111,821
Trade Me Group, Ltd.	20,069	76,013
TrustPower, Ltd.	13,980	81,725
Vector, Ltd. (d)	163,940	360,856
Warehouse Group, Ltd. (The)	53,562	162,326
Xero, Ltd. (a) (d)	18,201	286,639

		8,388,547

Norway—1.1%
ABG Sundal Collier Holding ASA	167,319	124,171
Algeta ASA (a) (d)	14,218	549,159
Archer, Ltd. (a)	40,112	37,724
Atea ASA	37,179	391,118
Austevoll Seafood ASA	48,445	269,981
Bakkafrost P/F	8,908	121,823
Bionor Pharma ASA (a)	16,875	8,345
Bonheur ASA	4,316	104,169
BW Offshore, Ltd.	176,208	239,047
BWG Homes ASA (a)	39,260	82,889
Cermaq ASA	32,403	565,673
Deep Sea Supply plc (a)	53,588	102,501
Det Norske Oljeselskap ASA (a) (d)	25,513	345,449
DNO International ASA (a) (d)	256,355	569,686
DOF ASA (a)	26,204	123,828
Ekornes ASA	13,813	234,258
Electromagnetic GeoServices A/S (a) (d)	82,083	102,981
Eltek ASA	122,435	118,214
Evry ASA	25,788	42,214
Farstad Shipping ASA	6,040	130,600
Frontline, Ltd. (a) (d)	36,608	94,412
Ganger Rolf ASA	7,335	167,242

Norway—(Continued)
Golden Ocean Group, Ltd. (d)	173,259	255,018
Grieg Seafood ASA (a)	11,731	31,794
Hoegh LNG Holdings, Ltd. (a)	15,525	118,248
Hurtigruten ASA (a)	79,346	30,603
Kongsberg Automotive Holding ASA (a)	236,674	114,588
Kvaerner ASA (d)	92,750	152,932
Leroy Seafood Group ASA	9,723	275,524
Nordic Semiconductor ASA (a) (d)	76,341	296,555
Norske Skogindustrier ASA (a) (d)	101,549	57,924
Northern Offshore, Ltd.	47,579	70,399
Norwegian Air Shuttle A/S (a) (d)	12,510	452,299
Norwegian Energy Co. A/S (a) (d)	159,559	66,336
Odfjell SE - A Shares (a)	1,949	13,004
Olav Thon Eiendomsselskap ASA	97	15,649
Opera Software ASA (d)	35,363	374,985
Panoro Energy ASA (a)	64,409	33,875
PhotoCure ASA (a)	5,477	35,069
ProSafe SE	46,555	371,704
Q-Free ASA (a)	24,256	66,962
Renewable Energy Corp. ASA (a)	630,934	274,249
Salmar ASA (a)	8,438	95,819
Scana Industrier (a)	4,100	1,615
Sevan Marine ASA (a)	19,916	77,496
Siem Offshore, Inc. (a)	86,433	129,997
Solstad Offshore ASA	6,576	122,474
Songa Offshore SE (a) (d)	82,163	90,515
SpareBank 1 SMN	51,820	394,273
SpareBank 1 SR Bank ASA	7,181	56,970
Stolt-Nielsen, Ltd.	9,173	239,570
Tomra Systems ASA	67,216	631,953
TTS Group ASA (d)	18,359	24,641
Veidekke ASA	57,200	445,476
Veripos, Inc.	1,820	6,811
Wilh Wilhelmsen ASA	22,562	213,847
Wilh Wilhelmsen Holding ASA	5,524	172,922

		10,337,580

Portugal—0.5%
Altri SGPS S.A.	79,420	208,984
Banco BPI S.A. (a)	241,547	304,257
Banco Comercial Portugues S.A. (a)	5,819,037	756,220
Banco Espirito Santo S.A. (a) (d)	286,689	305,413
Mota-Engil SGPS S.A.	40,942	162,359
Novabase SGPS S.A.	7,827	32,618
Portucel Empresa Produtora de Pasta e Papel S.A.	135,397	492,122
REN - Redes Energeticas Nacionais SGPS S.A.	133,701	399,806
Semapa-Sociedade de Investimento e Gestao	48,412	454,950
Sonae	597,292	745,261
Sonae Industria SGPS S.A. (a)	24,230	18,385
Sonaecom - SGPS S.A.	78,934	219,768
Teixeira Duarte S.A.	103,277	92,263
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	93,729	558,100

		4,750,506

MSF-105

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Singapore—1.7%
Abterra, Ltd. (a)	51,720	$22,674
Amara Holdings, Ltd.	105,000	46,066
Amtek Engineering, Ltd.	132,000	49,452
Armstrong Industrial Corp., Ltd.	157,000	49,456
ASL Marine Holdings, Ltd.	105,000	55,667
Ausgroup, Ltd.	267,000	70,288
Baker Technology, Ltd.	166,000	36,313
Banyan Tree Holdings, Ltd. (d)	155,000	82,813
Biosensors International Group, Ltd. (d)	473,000	364,029
Bonvests Holdings, Ltd.	18,000	16,483
Boustead Singapore, Ltd.	160,000	175,445
Breadtalk Group, Ltd. (d)	82,000	58,681
Broadway Industrial Group, Ltd.	138,000	25,257
Bukit Sembawang Estates, Ltd.	72,000	354,203
Bund Center Investment, Ltd.	552,000	96,884
CH Offshore, Ltd.	157,000	52,234
China Aviation Oil Singapore Corp., Ltd.	128,000	92,872
China Merchants Holdings Pacific, Ltd.	53,000	36,519
Chip Eng Seng Corp., Ltd.	327,000	179,717
Chuan Hup Holdings, Ltd.	125,000	26,904
Cityspring Infrastructure Trust	186,000	69,700
Cosco Corp. Singapore, Ltd. (d)	560,000	350,594
Creative Technology, Ltd.	22,600	40,011
CSC Holdings, Ltd.	284,000	23,090
CSE Global, Ltd.	301,000	215,967
CWT, Ltd.	119,000	132,874
Datapulse Technology, Ltd.	106,000	20,291
Delong Holdings, Ltd. (a)	91,000	28,289
DMX Technologies Group, Ltd.	186,000	32,638
Dyna-Mac Holdings, Ltd.	131,000	42,304
Elec & Eltek International Co., Ltd.	23,000	45,811
Eu Yan Sang International, Ltd.	90,000	52,039
Ezion Holdings, Ltd.	339,000	595,114
Ezra Holdings, Ltd. (a) (d)	483,799	441,874
Falcon Energy Group, Ltd.	151,000	48,255
Far East Orchard, Ltd.	95,044	141,319
FJ Benjamin Holdings, Ltd.	106,000	21,192
Food Empire Holdings, Ltd.	118,000	59,537
Fragrance Group, Ltd. (d)	1,352,000	242,501
Freight Links Express Holdings, Ltd.	736,947	66,982
Gallant Venture, Ltd. (a) (d)	479,000	110,760
GK Goh Holdings, Ltd.	12,000	8,083
GMG Global, Ltd.	2,022,000	167,483
Goodpack, Ltd.	156,000	215,140
GP Batteries International, Ltd.	21,000	14,396
GuocoLand, Ltd.	58,000	97,101
GuocoLeisure, Ltd. (d)	306,000	198,607
HanKore Environment Tech Group, Ltd. (a)	157,000	9,141
Hanwell Holdings, Ltd. (a)	19,000	4,164
Healthway Medical Corp., Ltd. (a)	701,750	39,740
HG Metal Manufacturing, Ltd.	460,000	30,437
Hi-P International, Ltd.	125,000	70,768
Hiap Hoe, Ltd.	58,000	31,676
Hiap Seng Engineering, Ltd.	61,500	13,481
HLH Group, Ltd. (a)	1,066,000	18,682
Ho Bee Investment, Ltd. (d)	153,000	255,004
Hong Fok Corp., Ltd.	223,400	128,188

Singapore—(Continued)
Hong Leong Asia, Ltd.	74,000	84,679
Hotel Grand Central, Ltd.	1,000	837
Hotel Properties, Ltd.	125,000	305,722
Hour Glass, Ltd. (The)	43,000	57,246
HTL International Holdings, Ltd.	69,000	18,433
HupSteel, Ltd.	111,000	20,000
Hwa Hong Corp., Ltd.	138,000	34,112
Hyflux, Ltd. (d)	243,500	233,926
Indofood Agri Resources, Ltd. (d)	301,000	189,119
InnoTek, Ltd.	88,000	23,873
International Healthway Corp., Ltd. (a)	57,747	18,417
IPC Corp., Ltd.	296,000	37,290
Jaya Holdings, Ltd.	244,000	131,313
Jiutian Chemical Group, Ltd. (a)	649,000	49,692
K-Green Trust	177,000	142,603
K1 Ventures, Ltd.	483,000	80,932
Keppel Telecommunications & Transportation, Ltd.	67,000	75,587
Koh Brothers Group, Ltd.	97,000	23,589
LC Development, Ltd.	385,200	47,608
Li Heng Chemical Fibre Technologies, Ltd. (a)	309,000	29,801
Lian Beng Group, Ltd.	237,000	105,841
Low Keng Huat Singapore, Ltd.	153,000	81,754
Lum Chang Holdings, Ltd.	115,000	32,095
M1, Ltd. (d)	189,000	494,408
Manhattan Resources, Ltd. (a)	83,000	25,152
Marco Polo Marine, Ltd.	51,000	15,858
Mercator Lines Singapore, Ltd. (a)	70,000	6,919
Mermaid Maritime plc	29,000	6,591
Metro Holdings, Ltd.	199,600	135,805
Mewah International, Inc. (d)	205,000	75,210
Midas Holdings, Ltd. (d)	675,000	250,352
Nam Cheong, Ltd. (d)	659,000	147,157
Neptune Orient Lines, Ltd. (a) (d)	76,000	66,480
NSL, Ltd.	15,000	17,638
Oceanus Group, Ltd. (a)	901,000	15,798
OKP Holdings, Ltd.	17,000	5,138
OSIM International, Ltd.	109,000	167,341
Otto Marine, Ltd. (a) (d)	522,000	27,469
Overseas Union Enterprise, Ltd.	174,000	355,272
Pan-United Corp., Ltd.	130,000	93,284
Petra Foods, Ltd.	111,000	306,212
Popular Holdings, Ltd.	192,000	40,576
QAF, Ltd.	123,811	87,834
Raffles Education Corp., Ltd. (a)	470,374	110,629
Raffles Medical Group, Ltd.	36,628	91,988
Rickmers Maritime	110,000	24,997
Riverstone Holdings, Ltd.	20,000	10,846
Rotary Engineering, Ltd.	128,000	60,209
Roxy-Pacific Holdings, Ltd.	128,750	64,701
S I2I, Ltd. (a)	1,741,000	27,751
Sapphire Corp., Ltd. (a)	26,000	2,798
SBS Transit, Ltd.	40,500	43,577
See Hup Seng, Ltd.	163,000	43,558
Sheng Siong Group, Ltd.	231,000	119,718
Sim Lian Group, Ltd.	121,500	85,763

MSF-106

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Singapore—(Continued)
Sinarmas Land, Ltd.	814,000	$360,356
Sing Holdings, Ltd.	82,000	29,417
Singapore Post, Ltd. (d)	773,544	780,179
Singapore Reinsurance Corp., Ltd.	1,000	203
Sino Grandness Food Industry Group, Ltd. (a)	154,000	80,162
SMRT Corp., Ltd. (d)	226,000	232,326
Stamford Land Corp., Ltd.	304,000	135,765
Sunningdale Tech, Ltd.	303,000	31,163
SunVic Chemical Holdings, Ltd. (a)	143,000	47,328
Super Group, Ltd.	100,000	337,594
Swiber Holdings, Ltd. (d)	319,000	165,438
Swissco Holdings, Ltd.	80,000	15,310
Tat Hong Holdings, Ltd.	187,000	146,827
Thakral Corp., Ltd.	197,000	4,711
Tiong Woon Corp. Holding, Ltd. (d)	218,250	60,046
Triyards holdings, Ltd. (a)	39,979	21,042
Tuan Sing Holdings, Ltd.	390,705	102,794
UMS Holdings, Ltd.	116,000	48,104
United Engineers, Ltd.	256,000	363,313
United Envirotech, Ltd. (d)	214,000	149,501
United Fiber System, Ltd. (a)	426,950	7,785
United Overseas Insurance, Ltd.	4,000	13,583
UOB-Kay Hian Holdings, Ltd.	178,000	237,693
UPP Holdings, Ltd.	218,000	57,382
Vard Holdings, Ltd. (a) (d)	289,000	200,601
Venture Corp., Ltd.	149,000	906,060
Vicom, Ltd.	2,000	7,677
Wee Hur Holdings, Ltd.	234,000	64,386
Wheelock Properties Singapore, Ltd. (d)	104,000	143,032
Wing Tai Holdings, Ltd. (d)	267,621	437,424
Yeo Hiap Seng, Ltd.	19,712	40,242
YHI International, Ltd.	78,000	15,854
Yongnam Holdings, Ltd.	750,000	173,620

		16,243,606

Spain—2.1%
Abengoa S.A. (d)	20,451	64,522
Abengoa S.A. - B Shares (d)	81,804	238,497
Acciona S.A. (d)	2,173	124,261
Acerinox S.A. (d)	64,877	745,222
Adveo Group International S.A.	5,993	101,605
Almirall S.A. (d)	34,815	441,887
Atresmedia Corp. de Medios de Comunicaion S.A.	35,378	455,329
Azkoyen S.A. (a) (d)	1,608	3,645
Bankinter S.A.	299,017	1,619,933
Baron de Ley (a)	1,446	107,768
Bolsas y Mercados Espanoles S.A. (d)	36,110	1,148,642
Caja de Ahorros del Mediterraneo (a) (b) (c) (d)	14,621	0
Campofrio Food Group S.A. (a)	12,609	95,582
Cementos Portland Valderrivas S.A. (a)	7,045	63,302
Cie Automotive S.A.	19,638	196,060
Codere S.A. (a) (d)	11,050	25,228
Construcciones y Auxiliar de Ferrocarriles S.A.	858	440,899

Singapore—(Continued)
Deoleo S.A. (a)	175,831	95,408
Dinamia Capital Privado Sociedad de Capital Riesgo S.A.	3,678	28,705
Duro Felguera S.A.	33,927	232,573
Ebro Foods S.A.	42,775	966,397
Elecnor S.A.	13,487	194,354
Ence Energia y Celulosa S.A	104,517	364,860
Ercros S.A. (a) (d)	60,314	41,789
Faes Farma S.A.	146,536	471,893
Fluidra S.A.	9,730	29,879
Fomento de Construcciones y Contratas S.A. (a) (d)	17,778	354,825
Gamesa Corp. Tecnologica S.A. (a)	133,307	1,170,033
Grupo Catalana Occidente S.A.	26,168	799,211
Grupo Ezentis S.A. (a)	201,417	60,085
Iberpapel Gestion S.A.	185	3,613
Indra Sistemas S.A.	51,661	776,778
Inmobiliaria Colonial S.A. (a)	10,263	15,016
Jazztel plc (a)	120,507	1,311,656
Laboratorios Farmaceuticos Rovi S.A.	7,964	85,994
Let’s GOWEX S.A.	669	5,795
Mediaset Espana Comunicacion S.A. (a) (d)	83,216	961,375
Melia Hotels International S.A. (d)	33,769	335,816
Miquel y Costas & Miquel S.A.	5,284	198,238
Natra S.A. (a)	7,533	16,659
NH Hoteles S.A. (a)	74,813	387,914
Obrascon Huarte Lain S.A.	24,970	950,241
Papeles y Cartones de Europa S.A.	24,499	122,721
Pescanova S.A. (a) (b) (c)	7,446	0
Prim S.A.	3,013	22,590
Promotora de Informaciones S.A. (a) (d)	160,309	70,370
Prosegur Cia de Seguridad S.A.	89,130	521,065
Realia Business S.A. (a) (d)	74,911	72,836
Sacyr Vallehermoso S.A. (a)	177,060	822,172
Solaria Energia y Medio Ambiente S.A. (a)	19,439	21,373
Tecnicas Reunidas S.A. (d)	14,817	680,539
Telecomunicaciones y Energia (a)	13,592	22,629
Tubacex S.A.	74,065	293,655
Tubos Reunidos S.A. (d)	63,692	149,527
Vidrala S.A.	9,644	411,387
Viscofan S.A.	23,625	1,351,221
Vocento S.A. (a)	5,362	8,657
Zeltia S.A. (a)	112,364	397,669

		20,699,900

Sweden—3.8%
AarhusKarlshamn AB	14,131	883,011
Acando AB	32,257	65,748
Active Biotech AB (a) (d)	12,024	121,169
AddNode Group AB	1,849	11,936
AddTech AB - B Shares	10,848	475,940
AF AB - B Shares	19,509	637,573
Alliance Oil Co., Ltd. (a) (d)	6,426	48,372
Arise Windpower AB (a)	4,852	18,203
Atrium Ljungberg AB - B Shares	3,824	50,998
Avanza Bank Holding AB (d)	5,548	166,741
Axfood AB (d)	11,896	581,243

MSF-107

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Sweden—(Continued)
Axis Communications AB (d)	20,453	$643,847
B&B Tools AB - B Shares	12,796	178,740
BE Group AB (a)	31,085	66,960
Beijer AB G&L - B Shares	6,355	118,204
Beijer Alma AB	10,939	275,965
Beijer Electronics AB	5,229	54,112
Betsson AB (a) (d)	15,053	446,272
Bilia AB - A Shares	10,743	233,737
Billerud AB	89,835	906,656
BioGaia AB - B Shares	7,656	290,697
Biotage AB	15,339	24,584
Bjoern Borg AB (a)	9,936	44,107
Bure Equity AB (d)	37,705	144,354
Byggmax Group AB	19,874	140,080
Castellum AB	88,397	1,261,169
Cision AB	3,202	18,688
Clas Ohlson AB - B Shares (d)	19,724	315,536
Cloetta AB - B Shares (a)	15,301	44,528
Concentric AB	32,613	364,223
Concordia Maritime AB - B Shares	4,217	7,657
Connecta AB	4,752	33,358
Dios Fastigheter AB (d)	25,743	161,858
Doro AB	8,437	64,383
Duni AB (d)	21,125	223,619
East Capital Explorer AB (a)	7,088	51,534
Enea AB (a)	6,525	52,837
Eniro AB (a) (d)	55,843	203,494
Fabege AB	79,503	878,513
Fagerhult AB	2,130	60,982
Fastighets AB Balder - B Shares (a) (d)	36,044	294,647
Fenix Outdoor AB	384	15,596
Gunnebo AB (d)	23,589	136,976
Haldex AB	33,062	253,288
Hexpol AB (d)	11,619	821,129
HIQ International AB (a)	34,294	217,732
HMS Networks AB	709	13,738
Holmen AB - B Shares	32,135	1,033,725
Hufvudstaden AB - A Shares	15,492	197,331
Husqvarna AB - A Shares	9,289	60,391
Husqvarna AB - B Shares (d)	210,669	1,367,914
ICA Gruppen AB (a)	28,816	887,451
Industrial & Financial Systems	11,624	264,185
Indutrade AB	8,220	320,074
Intrum Justitia AB	33,868	906,455
JM AB (d)	47,411	1,379,844
KappAhl AB (a)	29,980	199,900
Karolinska Development AB (a)	7,514	36,239
Klovern AB	22,837	99,525
KNOW IT AB	10,654	94,511
Kungsleden AB	74,623	498,686
Lagercrantz AB - B Shares	9,342	161,653
Lindab International AB (a)	46,206	432,088
Loomis AB	39,066	859,797
Meda AB - A Shares	104,406	1,256,045
Medivir AB - B Shares (a)	16,404	274,432
Mekonomen AB (d)	9,563	327,386
Micronic Mydata AB (a) (d)	46,878	94,818

Sweden—(Continued)
Modern Times Group AB - B Shares	9,830	513,444
MQ Holding AB	9,112	25,384
NCC AB - A Shares (d)	3,116	93,153
NCC AB - B Shares (d)	45,222	1,346,381
Nederman Holding AB	932	23,539
Net Entertainment NE AB - B Shares (a)	16,258	309,552
Net Insight AB (a)	143,837	31,777
New Wave Group AB - B Shares	27,702	150,874
Nibe Industrier AB - B Shares (d)	40,031	762,420
Nobia AB	90,272	723,495
Nolato AB - B Shares	12,091	201,242
Nordnet AB - B Shares	50,893	191,657
OEM International AB - B Shares	498	5,663
Orexo AB (a)	5,087	102,847
PA Resources AB (a)	3,844	6,283
Peab AB	89,685	536,885
Pricer AB - B Shares	57,101	71,108
Proact IT Group AB	4,203	52,980
Probi AB	2,989	19,114
Proffice AB - B Shares	32,500	125,984
Ratos AB - B Shares (d)	15,038	140,072
RaySearch Laboratories AB (a)	6,806	28,916
ReadSoft AB - B Shares	7,499	26,233
Rezidor Hotel Group AB (a)	41,212	252,968
rnb Retail and Brands AB (a)	5,888	10,674
Saab AB - Class B	27,146	542,910
Sagax AB	14,540	49,797
SAS AB (a)	78,024	274,665
Sectra AB - B Shares (a)	2,976	29,923
Securitas AB - B Shares	1,794	20,495
Semcon AB	8,454	89,866
SkiStar AB	12,482	160,236
SSAB AB - A Shares (d)	87,230	569,598
SSAB AB - B Shares	46,497	256,409
Sweco AB - B Shares	18,222	235,804
Swedish Orphan Biovitrum AB (a)	74,978	747,189
Systemair AB	6,265	109,662
TradeDoubler AB (a)	21,483	70,249
Transcom WorldWide S.A. (a)	22,591	2,846
Transmode Holding AB	1,607	25,399
Trelleborg AB - B Shares	131,495	2,492,780
Unibet Group plc	16,402	658,611
Vitrolife AB	7,246	78,738
Wallenstam AB - B Shares	46,001	630,254
Wihlborgs Fastigheter AB	34,720	557,829

		36,233,089

Switzerland—4.6%
Acino Holding AG (a)	2,116	188,193
Advanced Digital Broadcast Holdings S.A. (a)	557	10,352
AFG Arbonia-Forster Holding AG (a)	9,594	327,372
Allreal Holding AG (a)	6,898	958,243
Alpiq Holding AG (a)	28	3,778
AMS AG	5,826	554,442
APG SGA S.A.	818	216,970
Ascom Holding AG (a)	17,215	252,166

MSF-108

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Switzerland—(Continued)
Autoneum Holding AG (a)	2,052	$246,416
Bachem Holding AG (a)	1,972	91,783
Bank Coop AG	3,124	164,087
Banque Cantonale de Geneve	435	113,490
Banque Privee Edmond de Rothschild S.A.	3	55,355
Basilea Pharmaceutica (a)	2,000	172,088
Basler Kantonalbank	130	11,269
Belimo Holding AG	239	614,280
Bell AG	74	182,484
Bellevue Group AG	2,584	32,859
Berner Kantonalbank AG (d)	2,359	619,499
BKW AG	6,162	214,258
Bobst Group AG (a)	6,231	219,598
Bossard Holding AG	1,729	348,478
Bucher Industries AG	3,522	901,969
Burckhardt Compression Holding AG	1,496	589,131
Burkhalter Holding AG (a)	1,340	106,803
Carlo Gavazzi Holding AG	191	43,082
Centralschweizerische Kraftwerke AG	66	21,980
Cham Paper Holding AG (a)	169	43,168
Charles Voegele Holding AG (a)	4,263	55,801
Cicor Technologies (a)	644	22,508
Cie Financiere Tradition S.A. (a)	863	48,474
Clariant AG (a)	144,354	2,439,009
Coltene Holding AG (a)	1,860	94,515
Conzzeta AG	47	89,405
Cosmo Pharmaceuticals S.p.A. (a)	632	42,570
Daetwyler Holding AG	3,203	395,991
Dufry AG (a)	9,253	1,391,506
EFG International AG (a) (d)	27,485	383,970
Emmi AG (a)	1,190	354,444
Energiedienst Holding AG (a)	3,017	115,075
Flughafen Zuerich AG	2,209	1,163,686
Forbo Holding AG (a) (d)	1,023	777,109
Galenica AG	2,405	2,035,671
GAM Holding AG (a)	115,271	2,079,651
Gategroup Holding AG (a)	14,867	380,634
Georg Fischer AG (a)	2,362	1,437,044
Gurit Holding AG (a)	292	127,571
Helvetia Holding AG	3,360	1,487,929
Huber & Suhner AG	6,932	364,222
Implenia AG (a)	8,148	490,424
Inficon Holding AG (a)	996	319,565
Interroll Holding AG (a)	265	124,686
Intershop Holdings AG	753	273,113
Jungfraubahn Holding AG	85	6,176
Kaba Holding AG (a)	1,471	650,172
Kardex AG (a)	3,370	155,795
Komax Holding AG (a)	2,284	313,937
Kudelski S.A.	28,311	385,141
Kuoni Reisen Holding AG (a)	2,197	900,527
LEM Holding S.A.	349	245,045
Liechtensteinische Landesbank AG	2,973	120,548
LifeWatch AG (a)	4,907	39,879
Logitech International S.A.	84,871	746,326
Lonza Group AG (a)	30,595	2,504,305
Luzerner Kantonalbank AG	1,836	721,953

Switzerland—(Continued)
MCH Group AG	1,044	67,111
Metall Zug AG	79	191,614
Meyer Burger Technology AG (a)	51,039	542,152
Micronas Semiconductor Holding AG (a)	16,260	135,875
Mikron Holding AG (a)	474	2,786
Mobilezone Holding AG	17,624	191,989
Mobimo Holding AG (a)	3,387	707,812
Nobel Biocare Holding AG (a) (d)	57,298	846,121
OC Oerlikon Corp. AG (a)	101,100	1,350,714
Orascom Development Holding AG (a)	2,069	20,114
Orell Fuessli Holding AG (a)	428	43,522
Orior AG (a)	3,084	170,816
Panalpina Welttransport Holding AG	4,140	609,909
Phoenix Mecano AG	384	225,881
PSP Swiss Property AG (a)	2,635	228,580
PubliGroupe AG	910	99,085
Rieter Holding AG (a)	1,987	408,556
Romande Energie Holding S.A.	125	161,037
Schaffner Holding AG (a)	238	59,730
Schmolz & Bickenbach AG (a)	36,465	142,310
Schweiter Technologies AG	567	382,573
Schweizerische National-Versicherungs-Gesellschaft AG	8,748	405,791
Siegfried Holding AG (a)	1,948	315,477
St. Galler Kantonalbank AG	1,433	570,536
Straumann Holding AG (d)	153	27,784
Swiss Life Holding AG (a)	3,715	703,322
Swisslog Holding AG (a)	139,223	158,539
Swissquote Group Holding S.A.	5,895	224,416
Tamedia AG	904	104,903
Tecan Group AG	4,045	427,237
Temenos Group AG (a) (d)	24,817	610,320
Tornos Holding AG (a)	3,719	18,500
U-Blox AG (a)	3,324	276,674
Valiant Holding	7,115	699,153
Valora Holding AG	1,951	442,411
Vaudoise Assurances Holding S.A. (d)	618	261,074
Verwaltungs- und Privat-Bank AG (d)	2,526	229,559
Vetropack Holding AG	131	265,084
Von Roll Holding AG (a)	27,242	47,274
Vontobel Holding AG	13,645	531,636
Walliser Kantonalbank	137	123,007
Walter Meier AG	1,540	103,514
Ypsomed Holding AG (a)	2,012	129,748
Zehnder Group AG (d)	6,564	292,353
Zueblin Immobilien Holding AG (a)	20,587	47,577
Zug Estates Holding AG (a)	73	96,580
Zuger Kantonalbank AG	70	363,927

		44,652,653

United Arab Emirates—0.0%
Lamprell plc (a)	113,934	257,355

United Kingdom—21.2%
4imprint Group plc	6,953	61,739
888 Holdings plc	66,302	178,750
A.G.BARR plc	49,005	418,489

MSF-109

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Acal plc	9,528	$42,434
Afren plc (a)	557,996	1,249,749
African Barrick Gold plc	30,782	81,831
Aga Rangemaster Group plc (a)	25,439	52,941
Air Partner plc	992	7,567
Alent plc	145,875	838,668
Amlin plc	302,061	1,983,213
Anglo Pacific Group plc	29,836	95,478
Anglo-Eastern Plantations	4,252	44,549
Anite plc	150,636	274,256
Ashmore Group plc (d)	158,060	1,000,717
Ashtead Group plc	288,080	2,876,140
Assura Group, Ltd.	3,600	2,098
Avon Rubber plc	13,389	119,162
AZ Electronic Materials S.A.	60,863	290,964
Babcock International Group plc	11,991	232,094
Balfour Beatty plc (d)	331,723	1,526,681
Bank of Georgia Holdings plc	3,494	109,298
Barratt Developments plc (a)	542,674	2,711,144
BBA Aviation plc	288,870	1,425,545
Beazley plc	386,682	1,313,199
Bellway plc	82,065	1,748,982
Berendsen plc	106,561	1,567,112
Berkeley Group Holdings plc	70,062	2,353,565
Betfair Group plc	16,616	276,643
Bioquell plc	5,000	11,778
Bloomsbury Publishing plc	30,485	73,461
Bodycote plc	122,371	1,288,016
Booker Group plc	568,154	1,240,177
BOOT HENRY plc	1,476	4,349
Bovis Homes Group plc	92,138	1,074,029
Braemar Shipping Services plc	6,245	50,591
Brammer plc	44,820	332,903
Brewin Dolphin Holdings plc	143,539	629,065
British Polythene Industries plc	11,187	115,329
Britvic plc	142,790	1,323,976
BTG plc (a)	150,041	931,552
Bwin.Party Digital Entertainment plc (d)	374,077	739,599
Cable & Wireless Communications plc	704,772	452,301
Cairn Energy plc (a)	351,764	1,494,064
Camellia plc	24	3,384
Cape plc	61,478	243,917
Capital & Counties Properties plc	107,134	581,044
Capital & Regional plc	97,482	63,965
Carclo plc	16,990	104,682
Carillion plc (d)	238,276	1,207,095
Carr’s Milling Industries plc	1,554	39,409
Castings plc	1,484	10,212
Catlin Group, Ltd.	266,277	2,091,798
Centamin plc (a)	239,434	172,253
Centaur Media plc	92,526	74,954
Charles Stanley Group plc	989	7,309
Charles Taylor plc	428	1,455
Chemring Group plc	102,201	502,823
Chesnara plc	55,231	240,512
Chime Communications plc	23,457	114,582
Cineworld Group plc	64,468	396,291

United Kingdom—(Continued)
Clarkson plc	6,362	231,777
Close Brothers Group plc	98,159	1,858,264
Cobham plc	661,214	3,074,146
Colt Group S.A. (a)	208,005	392,308
Communisis plc	74,463	73,561
Computacenter plc	49,003	424,131
Consort Medical plc	18,608	262,083
Costain Group plc (d)	16,596	71,059
Cranswick plc	30,441	577,572
Creston plc	5,272	8,770
CSR plc	122,475	1,021,733
Daily Mail & General Trust plc (d)	156,527	1,931,321
Dairy Crest Group plc (d)	85,916	633,980
De La Rue plc	36,783	591,846
Debenhams plc	788,181	1,302,240
Dechra Pharmaceuticals plc	41,847	486,744
Development Securities plc	64,608	206,583
Devro plc	101,974	536,072
Dignity plc	31,299	734,945
Diploma plc	67,126	710,602
Dixons Retail plc (a) (d)	2,176,730	1,645,176
Domino Printing Sciences plc	70,471	729,926
Domino’s Pizza Group plc	62,875	594,590
Drax Group plc	193,155	2,136,525
DS Smith plc	529,602	2,470,128
Dunelm Group plc	11,505	172,371
E2V Technologies plc	61,165	146,179
easyJet plc (d)	93,444	1,930,148
Electrocomponents plc	261,440	1,167,412
Elementis plc	255,861	992,796
EnQuest plc (a) (d)	429,925	907,739
Enterprise Inns plc (a)	348,057	814,850
Essar Energy plc (a)	157,334	330,975
Essentra plc	129,023	1,562,563
Euromoney Institutional Investor plc	20,461	384,280
Exillon Energy plc (a)	19,973	67,340
F&C Asset Management plc	295,113	469,175
Fenner plc	118,143	762,689
Ferrexpo plc (d)	107,348	308,626
Fiberweb plc	84,644	138,776
Fidessa Group plc	20,495	660,785
Findel plc (a)	17,439	69,885
Firstgroup plc	771,434	1,493,015
Fortune Oil plc	575,627	92,255
Fuller Smith & Turner	7,667	112,489
Galliford Try plc	41,886	706,205
Gem Diamonds, Ltd. (a)	61,908	151,515
Genus plc	36,981	857,317
Go-Ahead Group plc	22,995	624,786
Greencore Group plc	238,369	569,701
Greene King plc	120,037	1,556,939
Greggs plc (d)	54,722	375,323
Halfords Group plc	119,495	762,360
Halma plc	198,998	1,825,500
Hansard Global plc	6,197	11,846
Hardy Oil & Gas plc (a)	14,946	24,200
Hargreaves Lansdown plc	3,418	54,202

MSF-110

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Hays plc	644,027	$1,236,169
Headlam Group plc	56,842	355,415
Helical Bar plc	65,404	314,475
Henderson Group plc	548,846	1,682,649
Heritage Oil plc (a) (d)	105,352	303,924
Hikma Pharmaceuticals plc (d)	82,141	1,385,050
Hill & Smith Holdings plc	48,903	371,864
Hilton Food Group plc	1,888	13,191
Hiscox, Ltd.	206,205	2,167,116
Hochschild Mining plc	69,571	204,152
Hogg Robinson Group plc	81,837	100,047
Home Retail Group plc	448,340	1,221,531
Homeserve plc	170,640	710,128
Hornby plc	1,884	2,409
Howden Joinery Group plc	345,962	1,631,881
Hunting plc (d)	69,198	894,377
Huntsworth plc	31,310	32,769
Hyder Consulting plc	16,799	137,714
ICAP plc	151,421	917,823
IG Group Holdings plc	136,967	1,284,107
Imagination Technologies Group plc (a) (d)	17,170	90,725
Inchcape plc	245,182	2,426,624
Informa plc	293,165	2,492,374
Inmarsat plc	194,647	2,236,048
Innovation Group plc (a)	520,476	246,482
Intermediate Capital Group plc	56,516	408,572
International Ferro Metals, Ltd. (a)	82,765	11,766
International Personal Finance plc	167,310	1,653,729
Interserve plc	82,100	746,000
Invensys plc	205,768	1,661,378
IP Group plc (a)	134,473	309,309
ITE Group plc	128,734	566,822
James Fisher & Sons plc	20,889	358,341
Jardine Lloyd Thompson Group plc	80,781	1,236,143
JD Sports Fashion plc	9,241	157,700
JD Wetherspoon plc	61,195	724,419
JKX Oil & Gas plc (a)	48,421	49,393
John Menzies plc	19,888	257,802
John Wood Group plc	167,033	2,171,090
Johnston Press plc (a)	221,296	50,125
Jupiter Fund Management plc	141,577	841,427
Kcom Group plc	394,746	582,581
Keller Group plc	36,149	608,029
Kier Group plc	16,359	446,458
Kofax plc (a)	34,020	201,073
Ladbrokes plc (d)	533,684	1,458,708
Laird plc	156,521	559,208
Lancashire Holdings, Ltd.	82,826	1,030,663
Latchways plc	918	19,136
Laura Ashley Holdings plc	25,157	10,596
Lavendon Group plc	44,306	140,975
London Stock Exchange Group plc	33,249	827,351
Lonmin plc (a)	229,666	1,189,186
Lookers plc	122,220	246,344
Low & Bonar plc	37,972	45,686
LSL Property Services plc	2,076	15,586
Man Group plc	757,211	1,029,076

United Kingdom—(Continued)
Management Consulting Group plc	9,097	3,903
Marshalls plc	73,011	211,418
Marston’s plc	388,928	950,938
McBride plc (a)	112,043	220,402
Mears Group plc	51,685	350,819
Mecom Group plc	42,085	27,171
Meggitt plc	366,745	3,258,210
Melrose Industries plc	493,539	2,394,437
Michael Page International plc	126,237	1,005,599
Micro Focus International plc	81,244	997,217
Millennium & Copthorne Hotels plc	89,395	803,398
Mitchells & Butlers plc (a)	113,439	754,976
Mitie Group plc (d)	176,827	846,737
MJ Gleeson Group plc	1,023	5,438
Mondi plc	91,158	1,539,793
Moneysupermarket.com Group plc	121,798	298,812
Morgan Advanced Materials plc	182,381	920,059
Morgan Sindall Group plc	15,921	193,302
Mothercare plc (a) (d)	41,074	250,690
N Brown Group plc	92,789	788,792
National Express Group plc	318,383	1,319,287
NCC Group plc	68,996	165,695
New World Resources plc - A Shares (a) (d)	11,898	19,113
Northgate plc	71,837	500,179
Novae Group plc	24,669	200,968
Ocado Group plc (a)	186,591	1,196,835
Optos plc (a)	26,295	67,800
Oxford Biomedica plc (a) (d)	67,707	2,357
Oxford Instruments plc	17,521	357,570
Pace plc	170,988	702,984
PayPoint plc	30,239	519,924
Pendragon plc	232,124	127,795
Pennon Group plc	183,169	2,074,356
Persimmon plc (a) (d)	199,016	3,498,939
Petra Diamonds, Ltd. (a)	133,355	257,331
Petropavlovsk plc (d)	85,219	106,334
Phoenix Group Holdings	44,630	538,817
Phoenix IT Group, Ltd.	21,830	56,272
Photo-Me International plc	21,595	39,160
Premier Farnell plc	206,598	727,504
Premier Foods plc (a)	126,593	319,772
Premier Oil plc	272,250	1,435,927
Punch Taverns plc (a)	322,649	74,488
PV Crystalox Solar plc (a) (d)	94,168	16,012
PZ Cussons plc	133,219	892,774
QinetiQ Group plc	338,186	1,049,766
Quintain Estates & Development plc (a)	278,012	380,314
Rank Group plc	27,081	67,477
Rathbone Brothers plc	24,973	627,212
Raven Russia, Ltd.	58,157	71,118
REA Holdings plc	1,120	6,935
Redrow plc	183,456	692,781
Regus plc	350,864	1,034,948
Renishaw plc	21,312	622,915
Renold plc (a)	64,766	39,399
Renovo Group plc (a)	13,825	4,335
Rentokil Initial plc	521,366	920,256

MSF-111

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Restaurant Group plc	119,275	$1,028,218
Ricardo plc	10,889	97,889
Rightmove plc	42,268	1,623,153
RM plc	49,467	84,843
Robert Walters plc	16,972	88,710
Rotork plc	43,384	1,915,792
RPC Group plc	92,930	684,787
RPS Group plc	139,248	604,599
Salamander Energy plc (a)	143,094	272,488
Savills plc	84,393	845,307
SDL plc	52,526	265,609
Senior plc	227,772	998,628
Sepura plc	11,245	26,498
Serco Group plc	45,096	398,817
Severfield-Rowen plc	125,960	121,870
Shanks Group plc	246,393	371,184
SIG plc	351,400	1,056,399
Smiths News plc	105,529	349,927
Soco International plc (a) (b)	238,670	837,725
Spectris plc	75,025	2,682,842
Speedy Hire plc	231,047	243,197
Spirax-Sarco Engineering plc	41,098	2,006,596
Spirent Communications plc	344,790	711,970
Spirit Pub Co. plc	327,364	379,260
Sportech plc (a)	20,264	27,399
Sports Direct International plc (a)	48,604	557,528
St. Ives plc	36,663	102,783
St. James’s Place plc	91,335	909,928
St. Modwen Properties plc	110,240	542,572
Stagecoach Group plc	233,416	1,232,417
Sthree plc	46,658	268,665
SuperGroup plc (a)	17,932	332,684
Synergy Health plc	30,931	548,862
Synthomer plc	163,534	630,852
TalkTalk Telecom Group plc	188,301	737,358
Taylor Wimpey plc	1,648,812	2,684,652
Ted Baker plc	6,525	202,517
Telecity Group plc	22,852	307,132
Telecom Plus plc	21,145	433,619
Thomas Cook Group plc (a)	821,921	2,042,012
Thorntons plc (a)	25,294	39,703
Topps Tiles plc	106,295	152,346
Torotrak plc (a)	15,625	6,577
Travis Perkins plc	77,750	2,075,957
Tribal Group plc	25,502	81,335
Trifast plc	6,100	6,668
Trinity Mirror plc (a)	174,518	349,879
TT electronics plc	99,086	310,599
TUI Travel plc (d)	208,335	1,238,253
Tullett Prebon plc	133,791	749,910
UBM plc	35,284	408,488
UDG Healthcare plc	117,031	606,695
UK Mail Group plc	1,868	17,551
Ultra Electronics Holdings plc	18,981	580,907
Unite Group plc	128,010	818,403
UTV Media plc	54,341	162,769
Vectura Group plc (a)	199,135	358,760

United Kingdom—(Continued)
Vesuvius plc (d)	153,649	$1,112,388
Victrex plc	43,917	1,135,797
Vislink plc	37,188	27,093
Vitec Group plc (The)	11,459	126,381
Volex plc (d)	14,989	28,263
Vp plc	1,199	9,587
WH Smith plc	85,603	1,146,327
William Hill plc	168,192	1,095,624
Wincanton plc (a)	58,903	95,907
Wolfson Microelectronics plc (a)	84,440	233,734
WS Atkins plc	76,087	1,440,232
Xaar plc	21,952	284,271
Xchanging plc	144,207	295,232
XP Power, Ltd. (d)	3,554	79,316

		204,273,923

Total Common Stocks (Cost $731,231,693)		954,796,550

Rights—0.0%

Australia—0.0%
Australian Agricultural Co., Ltd., Strike Price AUD 0.18 Expires 10/08/13 (a)	87,038	2,436
Ramelius Resources, Ltd., Strike Price AUD 1.00 Expires 10/21/13 (a) (b)	38,986	0
Sihayo Gold, Ltd., Strike Price AUD 0.04 Expires 10/16/13 (a) (b)	18,102	0

		2,436

Austria—0.0%
UNIQA Insurance Group AG, Expires 10/08/13 (a) (b)	8,215	3,526

Norway—0.0%
Renewable Energy Corp. ASA, Expires 10/13/18 (a) (b)	10,877	43,233

Total Rights (Cost $0)		49,195

Preferred Stock—0.0%

France—0.0%
Valneva SE (a) (Cost $8,927)	7,852	3,292

Warrants—0.0%

Israel—0.0%
Clal Biotechnology Industries, Ltd., Expires 05/08/14 (a)	1,851	693

MSF-112

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Warrants—(Continued)

Security Description	Share/ Principal Amount*	Value

Italy — 0.0%
Seat Pagine Gialle, Expires 08/31/14 (a) (b) (d)	402,113	$0

Total Warrants (Cost $0)		693

Short-Term Investments—18.7%

Mutual Fund—18.6%
State Street Navigator Securities Lending MET Portfolio (e)	178,306,042	178,306,042

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/13 at 0.000% to be repurchased at $1,105,000 on 10/01/13, collateralized by $1,100,000 U.S. Treasury Note at 1.500% due 07/31/16 with a value of $1,130,235.	1,105,000	1,105,000

Total Short-Term Investments (Cost $179,411,042)		179,411,042

Total Investments—118.0% (Cost $910,651,662)(f)		1,134,260,772
Other assets and liabilities (net)—(18.0)%		(172,497,603)

Net Assets—100.0%		$961,763,169

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Illiquid security. As of September 30, 2013, these securities represent 0.2% of net assets.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2013, these securities represent less than 0.05% of net assets.
(d)	All or a portion of the security was held on loan. As of September 30, 2013, the market value of securities loaned was $170,813,702 and the collateral received consisted of cash in the amount of $178,306,042 and non-cash collateral with a value of $1,505,913. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	As of September 30, 2013, the aggregate cost of investments was $910,651,662. The aggregate unrealized appreciation and depreciation of investments were $304,959,755 and $(81,350,645), respectively, resulting in net unrealized appreciation of $223,609,110.
(AUD)—	Australian Dollar
(VVPR
Strip)—	The VVPR Strip is a coupon which, if presented along with the corresponding coupon of the share, allows the holder to benefit from a reduced withholding tax of 15% (rather than 25%) on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

Ten Largest Industries as of September 30, 2013	% of Net Assets
Machinery	6.6%
Commercial Banks	4.2%
Hotels, Restaurants & Leisure	4.0%
Metals & Mining	4.0%
Construction & Engineering	4.0%
Oil, Gas & Consumable Fuels	3.7%
Media	3.3%
Specialty Retail	3.3%
Household Durables	3.2%
Food Products	3.2%

MSF-113

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$61,740	$50,093,924	$20,626	$50,176,290
Austria	3,185	8,201,436	0	8,204,621
Belgium	—	10,913,179	0	10,913,179
Canada	82,253,361	—	0	82,253,361
China	—	211,804	—	211,804
Denmark	—	18,057,838	0	18,057,838
Finland	—	23,722,206	—	23,722,206
France	—	43,175,031	0	43,175,031
Germany	—	47,996,623	—	47,996,623
Greece	168,923	6,800,085	0	6,969,008
Hong Kong	550,084	26,727,708	450,367	27,728,159
Ireland	—	10,696,490	—	10,696,490
Israel	117,254	9,995,795	—	10,113,049
Italy	—	29,416,976	0	29,416,976
Japan	640,000	217,729,257	948,313	219,317,570
Netherlands	—	20,007,186	0	20,007,186
New Zealand	15,558	8,372,989	0	8,388,547
Norway	—	10,337,580	—	10,337,580
Portugal	—	4,750,506	—	4,750,506
Singapore	94,999	16,148,607	—	16,243,606
Spain	—	20,699,900	0	20,699,900
Sweden	—	36,233,089	—	36,233,089
Switzerland	1,391,506	43,261,147	—	44,652,653
United Arab Emirates	—	257,355	—	257,355
United Kingdom	77,277	204,196,646	—	204,273,923
Total Common Stocks	85,373,887	868,003,357	1,419,306	954,796,550
Total Rights*	49,195	—	—	49,195
Total Preferred Stock*	—	3,292	—	3,292
Total Warrants*	693	—	—	693
Short-Term Investments
Mutual Fund	178,306,042	—	—	178,306,042
Repurchase Agreement	—	1,105,000	—	1,105,000
Total Short-Term Investments	178,306,042	1,105,000	—	179,411,042
Total Investments	$263,729,817	$869,111,649	$1,419,306	$1,134,260,772

Collateral for Securities Loaned (Liability)	$—	$(178,306,042)	$—	$(178,306,042)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 2 to Level 1 in the amount of $2,090,399 were due to the discontinuation of a systematic fair valuation model factor. Transfers from Level 1 to Level 2 in the amount of $1,259,075 were due to the application of a systematic fair valuation model factor.

MSF—114

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy—(Continued)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2012	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2013	Change in Unrealized Appreciation/ (Depreciation) from investments still held at September 30, 2013
Common Stocks
Australia	$271,903	$—	$(80,968)	$16,116	$—	$(152,454)	$15,387	$(49,358)	$20,626	$(16,936)
Austria	0	—	—	—	—	—	—	—	0	—
Belgium	66	—	—	(98)	—	—	32	—	0	(98)
Canada	17,069	—	—	283,054	—	(298,001)	—	(2,122)	0	—
Denmark	0	—	—	—	—	—	—	—	0	—
France	0	—	(2,520)	(27,841)	—	(405)	30,766	—	0	(27,841)
Greece	15,784	—	—	(15,784)	—	—	—	—	0	(15,784)
Hong Kong	95,600	—	(169,942)	150,197	38,406	(65,667)	401,773	—	450,367	(35,465)
Italy	0	—	—	—	—	—	—	—	0	—
Japan	0	—	—	82,910	54,415	—	810,988	—	948,313	82,910
Netherlands	0	—	—	(146,020)	—	—	146,020	—	0	(146,020)
New Zealand	0	—	—	—	—	—	—	—	0	—
Spain	0	—	—	(137,926)	—	—	137,926	—	0	(137,926)
Total	$400,422	$—	$(253,430)	$204,608	$92,821	$(516,527)	$1,542,892	$(51,480)	$1,419,306	$(297,160)

Common stock transfers into level 3 were due to trading halts on the securities’ respective exchanges which resulted in the lack of observable inputs.

Common stock transfers out of level 3 were due to the resumption of trading activity which resulted in the availability of significant observable inputs.

MSF-115

Metropolitan Series Fund

MetLife Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio, (Class A) (a)	711,522	$7,129,453
BlackRock Bond Income Portfolio, (Class A) (a)	843,669	90,323,206
BlackRock Capital Appreciation Portfolio, (Class A) (a)	213,132	7,184,692
BlackRock High Yield Portfolio, (Class A) (b)	589,919	5,043,806
BlackRock Large Cap Value Portfolio, (Class A) (a)	645,687	7,063,813
Clarion Global Real Estate Portfolio, (Class A) (b)	639,851	7,089,546
Davis Venture Value Portfolio, (Class A) (a)	419,911	16,359,728
Goldman Sachs Mid Cap Value Portfolio, (Class A) (b)	216,519	3,566,063
Harris Oakmark International Portfolio, (Class A) (b)	389,130	7,101,628
Invesco Comstock Portfolio, (Class A) (b)	1,077,926	14,185,510
Jennison Growth Portfolio, (Class A) (a)	608,132	8,592,899
JPMorgan Core Bond Portfolio, (Class A) (b)	6,021,793	61,422,293
JPMorgan Small Cap Value Portfolio, (Class A) (b)	196,380	3,605,531
Lord Abbett Bond Debenture Portfolio, (Class A) (b)	385,288	5,043,417
Met/Artisan Mid Cap Value Portfolio, (Class A) (a)	14,377	3,594,919
Met/Eaton Vance Floating Rate Portfolio, (Class A) (b)	1,371,524	14,387,286
Met/Franklin Low Duration Total Return Portfolio, (Class A) (b)	4,326,996	43,269,963
Met/Templeton International Bond Portfolio, (Class A) (b)	1,246,909	14,314,514
MFS Emerging Markets Equity Portfolio, (Class A) (b)	171,061	1,756,800

Affiliated Investment Companies—(Continued)
MFS Research International Portfolio, (Class A) (b)	465,832	5,366,379
MFS Value Portfolio, (Class A) (a)	883,199	14,193,000
Neuberger Berman Genesis Portfolio, (Class A) (a)	435,073	7,226,571
PIMCO Inflation Protected Bond Portfolio, (Class A) (b)	7,111,856	72,256,458
PIMCO Total Return Portfolio, (Class A) (b)	11,571,701	137,356,085
T. Rowe Price Large Cap Growth Portfolio, (Class A) (a)	394,189	8,640,624
T. Rowe Price Large Cap Value Portfolio, (Class A) (b)	556,612	16,280,887
Third Avenue Small Cap Value Portfolio, (Class A) (b)	563,189	10,841,387
Western Asset Management Strategic Bond Opportunities Portfolio, (Class A) (a)	1,413,748	18,718,023
Western Asset Management U.S. Government Portfolio, (Class A) (a)	9,014,047	108,348,845

Total Mutual Funds (Identified Cost $700,002,210)		720,263,326

Total Investments—100.0% (Identified Cost $700,002,210) (c)		720,263,326
Other assets and liabilities (net)—0.0%		(217,176)

Net Assets—100.0%		$720,046,150

(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	As of September 30, 2013, the aggregate cost of investments was $700,002,210. The aggregate unrealized appreciation and depreciation of investments was $31,671,252 and $(11,410,136), respectively, resulting in net unrealized appreciation of $20,261,116.

MSF-116

Metropolitan Series Fund

MetLife Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$720,263,326	$—	$—	$720,263,326
Total Investments	$720,263,326	$—	$—	$720,263,326

MSF-117

Metropolitan Series Fund

MetLife Conservative to Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio, (Class A) (a)	3,598,315	$36,055,112
BlackRock Bond Income Portfolio, (Class A) (a)	1,555,774	166,561,209
BlackRock Capital Appreciation Portfolio, (Class A) (a)	1,072,149	36,142,134
BlackRock High Yield Portfolio, (Class A) (b)	1,454,171	12,433,159
BlackRock Large Cap Value Portfolio, (Class A) (a)	3,223,731	35,267,622
Clarion Global Real Estate Portfolio, (Class A) (b)	1,562,652	17,314,183
ClearBridge Aggressive Growth Portfolio, (Class A) (b)	1,462,258	17,971,150
Davis Venture Value Portfolio, (Class A) (a)	1,365,506	53,200,104
Goldman Sachs Mid Cap Value Portfolio, (Class A) (b)	1,082,292	17,825,354
Harris Oakmark International Portfolio, (Class A) (b)	2,466,611	45,015,655
Invesco Comstock Portfolio, (Class A) (b)	4,019,651	52,898,611
Invesco Small Cap Growth Portfolio, (Class A) (b)	1,931,126	36,131,361
Jennison Growth Portfolio, (Class A) (a)	1,911,449	27,008,774
JPMorgan Core Bond Portfolio, (Class A) (b)	10,850,423	110,674,310
JPMorgan Small Cap Value Portfolio, (Class A) (b)	489,647	8,989,927
Lord Abbett Bond Debenture Portfolio, (Class A) (b)	947,311	12,400,298
Met/Artisan Mid Cap Value Portfolio, (Class A) (a)	71,662	17,918,435
Met/Eaton Vance Floating Rate Portfolio, (Class A) (b)	3,337,496	35,010,328
Met/Franklin Low Duration Total Return Portfolio, (Class A) (b)	7,006,976	70,069,761
Met/Templeton International Bond Portfolio, (Class A) (b)	4,510,936	51,785,546
MFS Emerging Markets Equity Portfolio, (Class A) (b)	1,692,279	17,379,708
MFS Research International Portfolio, (Class A) (b)	2,344,728	27,011,262

Affiliated Investment Companies—(Continued)
MFS Value Portfolio, (Class A) (a)	4,974,696	79,943,368
Neuberger Berman Genesis Portfolio, (Class A) (a)	1,091,685	18,132,892
PIMCO Inflation Protected Bond Portfolio, (Class A) (b)	11,715,023	119,024,629
PIMCO Total Return Portfolio, (Class A) (b)	22,386,783	265,731,115
T. Rowe Price Large Cap Growth Portfolio, (Class A) (a)	2,064,971	45,264,163
T. Rowe Price Large Cap Value Portfolio, (Class A) (b)	2,724,386	79,688,294
T. Rowe Price Mid Cap Growth Portfolio, (Class A) (b)	1,576,815	17,959,918
Third Avenue Small Cap Value Portfolio, (Class A) (b)	1,406,875	27,082,351
Van Eck Global Natural Resources Portfolio, (Class A) (a)	1,301,853	17,848,410
Western Asset Management Strategic Bond Opportunities Portfolio, (Class A) (a)	2,122,229	28,098,316
Western Asset Management U.S. Government Portfolio, (Class A) (a)	13,022,122	156,525,909

Total Mutual Funds (Identified Cost $1,595,913,870)		1,760,363,368

Total Investments—100.0% (Identified Cost $1,595,913,870) (c)		1,760,363,368
Liabilities in excess of other assets		(509,483)

Net Assets—100.0%		$1,759,853,885

(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	As of September 30, 2013, the aggregate cost of investments was $1,595,913,870. The aggregate unrealized appreciation and depreciation of investments was $179,734,776 and $(15,285,278), respectively, resulting in net unrealized appreciation of $164,449,498.

MSF-118

Metropolitan Series Fund

MetLife Conservative to Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$1,760,363,368	$—	$—	$1,760,363,368
Total Investments	$1,760,363,368	$—	$—	$1,760,363,368

MSF-119

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—93.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.5%
Alliant Techsystems, Inc.	17,842	$1,740,666
BE Aerospace, Inc. (a)	54,879	4,051,168
Esterline Technologies Corp. (a)	17,480	1,396,477
Exelis, Inc.	104,914	1,648,199
Huntington Ingalls Industries, Inc.	27,735	1,869,339
Triumph Group, Inc.	28,979	2,034,905

		12,740,754

Air Freight & Logistics—0.1%
UTi Worldwide, Inc.	50,773	767,180

Airlines—0.4%
Alaska Air Group, Inc.	38,895	2,435,605
JetBlue Airways Corp. (a) (b)	121,116	806,632

		3,242,237

Auto Components—0.2%
Gentex Corp.	80,372	2,056,719

Automobiles—0.2%
Thor Industries, Inc.	24,827	1,440,959

Biotechnology—0.5%
Cubist Pharmaceuticals, Inc. (a)	36,817	2,339,720
United Therapeutics Corp. (a) (b)	25,589	2,017,693

		4,357,413

Building Products—0.7%
Fortune Brands Home & Security, Inc.	92,488	3,850,275
Lennox International, Inc.	25,592	1,926,054

		5,776,329

Capital Markets—2.3%
Affiliated Managers Group, Inc. (a)	29,446	5,378,017
Apollo Investment Corp.	125,211	1,020,470
Eaton Vance Corp. (b)	67,602	2,624,986
Federated Investors, Inc. - Class B (b)	52,468	1,425,031
Greenhill & Co., Inc.	14,531	724,806
Janus Capital Group, Inc.	83,401	709,743
Raymond James Financial, Inc.	68,564	2,857,062
SEI Investments Co.	80,684	2,493,942
Waddell & Reed Financial, Inc. - Class A	47,748	2,458,067

		19,692,124

Chemicals—2.6%
Albemarle Corp.	45,336	2,853,448
Ashland, Inc.	40,082	3,706,783
Cabot Corp.	33,089	1,413,231
Cytec Industries, Inc.	20,328	1,653,886
Intrepid Potash, Inc. (b)	30,967	485,563
Minerals Technologies, Inc.	19,312	953,434
NewMarket Corp. (b)	6,379	1,836,578
Olin Corp. (b)	44,682	1,030,814
RPM International, Inc.	74,021	2,679,560
Scotts Miracle-Gro Co. (The) - Class A	24,478	1,347,024

Chemicals—(Continued)
Sensient Technologies Corp.	27,881	1,335,221
Valspar Corp. (The)	44,912	2,848,768

		22,144,310

Commercial Banks—4.2%
Associated Banc-Corp. (b)	92,455	1,432,128
BancorpSouth, Inc. (b)	46,672	930,640
Bank of Hawaii Corp. (b)	24,844	1,352,756
Cathay General Bancorp	40,875	955,249
City National Corp.	26,352	1,756,624
Commerce Bancshares, Inc.	42,951	1,881,683
Cullen/Frost Bankers, Inc. (b)	29,197	2,059,848
East West Bancorp, Inc.	76,720	2,451,204
First Horizon National Corp. (b)	134,021	1,472,891
First Niagara Financial Group, Inc.	197,223	2,045,202
FirstMerit Corp.	91,951	1,996,256
Fulton Financial Corp.	107,981	1,261,218
Hancock Holding Co.	45,733	1,435,102
International Bancshares Corp.	31,822	688,310
Prosperity Bancshares, Inc. (b)	31,266	1,933,489
Signature Bank (a)	26,332	2,409,905
SVB Financial Group (a)	25,378	2,191,898
Synovus Financial Corp.	545,043	1,798,642
TCF Financial Corp. (b)	91,650	1,308,762
Trustmark Corp. (b)	37,428	958,157
Valley National Bancorp (b)	111,120	1,105,644
Webster Financial Corp.	50,295	1,284,031
Westamerica Bancorp (b)	14,916	741,922

		35,451,561

Commercial Services & Supplies—1.7%
Brink’s Co. (The)	26,868	760,364
Clean Harbors, Inc. (a) (b)	30,726	1,802,387
Copart, Inc. (a)	62,201	1,977,370
Deluxe Corp. (b)	28,074	1,169,563
Herman Miller, Inc.	32,693	953,982
HNI Corp. (b)	25,288	914,920
Mine Safety Appliances Co.	17,601	908,388
Rollins, Inc.	35,809	949,296
RR Donnelley & Sons Co.	101,231	1,599,450
Waste Connections, Inc. (b)	68,798	3,124,117

		14,159,837

Communications Equipment—0.8%
ADTRAN, Inc. (b)	32,435	864,068
Ciena Corp. (a) (b)	57,464	1,435,451
InterDigital, Inc. (b)	22,944	856,499
Plantronics, Inc.	24,434	1,125,186
Polycom, Inc. (a)	94,503	1,031,973
Riverbed Technology, Inc. (a) (b)	91,513	1,335,175

		6,648,352

Computers & Peripherals—1.0%
3D Systems Corp. (a) (b)	52,649	2,842,519
Diebold, Inc. (b)	35,577	1,044,541

MSF-120

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Computers & Peripherals—(Continued)
Lexmark International, Inc. - Class A	34,874	$1,150,842
NCR Corp. (a)	92,484	3,663,291

		8,701,193

Construction & Engineering—0.9%
AECOM Technology Corp. (a)	56,161	1,756,155
Granite Construction, Inc.	20,068	614,081
KBR, Inc.	82,452	2,691,233
URS Corp.	41,723	2,242,611

		7,304,080

Construction Materials—0.5%
Eagle Materials, Inc.	27,616	2,003,541
Martin Marietta Materials, Inc. (b)	25,763	2,529,153

		4,532,694

Containers & Packaging—1.6%
Aptargroup, Inc.	36,929	2,220,541
Greif, Inc. - Class A	16,964	831,745
Packaging Corp. of America	54,765	3,126,534
Rock-Tenn Co. - Class A	40,096	4,060,522
Silgan Holdings, Inc.	24,373	1,145,531
Sonoco Products Co.	55,946	2,178,537

		13,563,410

Distributors—0.6%
LKQ Corp. (a)	167,207	5,327,215

Diversified Consumer Services—0.8%
Apollo Group, Inc. - Class A (a) (b)	55,320	1,151,209
DeVry, Inc. (b)	31,578	965,024
Matthews International Corp. - Class A (b)	15,285	582,053
Regis Corp. (b)	24,292	356,607
Service Corp. International	118,084	2,198,724
Sotheby’s	38,073	1,870,526

		7,124,143

Diversified Financial Services—0.6%
CBOE Holdings, Inc.	48,861	2,209,983
MSCI, Inc. (a)	67,395	2,713,323

		4,923,306

Diversified Telecommunication Services—0.3%
tw telecom, Inc. (a)	81,156	2,423,724

Electric Utilities—1.9%
Cleco Corp.	33,679	1,510,166
Great Plains Energy, Inc.	85,672	1,901,919
Hawaiian Electric Industries, Inc. (b)	55,227	1,386,198
IDACORP, Inc.	27,986	1,354,522
N.V. Energy, Inc.	131,250	3,098,813
OGE Energy Corp.	110,510	3,988,306
PNM Resources, Inc.	44,378	1,004,274
Westar Energy, Inc. (b)	70,768	2,169,039

		16,413,237

Electrical Equipment—0.9%
Acuity Brands, Inc. (b)	23,862	2,195,781
General Cable Corp.	27,722	880,174
Hubbell, Inc. - Class B	30,072	3,149,741
Regal-Beloit Corp.	25,104	1,705,315

		7,931,011

Electronic Equipment, Instruments & Components—2.0%
Arrow Electronics, Inc. (a)	55,815	2,708,702
Avnet, Inc.	76,413	3,187,186
Ingram Micro, Inc. - Class A (a)	85,105	1,961,670
Itron, Inc. (a) (b)	21,791	933,308
National Instruments Corp.	54,233	1,677,427
Tech Data Corp. (a)	21,038	1,050,007
Trimble Navigation, Ltd. (a)	143,028	4,249,362
Vishay Intertechnology, Inc. (a) (b)	73,608	948,807

		16,716,469

Energy Equipment & Services—2.9%
Atwood Oceanics, Inc. (a)	32,073	1,765,298
CARBO Ceramics, Inc. (b)	11,060	1,096,157
Dresser-Rand Group, Inc. (a)	42,488	2,651,251
Dril-Quip, Inc. (a)	22,613	2,594,842
Helix Energy Solutions Group, Inc. (a)	54,795	1,390,149
Oceaneering International, Inc.	60,281	4,897,228
Oil States International, Inc. (a)	30,729	3,179,222
Patterson-UTI Energy, Inc.	82,089	1,755,063
Superior Energy Services, Inc. (a)	88,895	2,225,931
Tidewater, Inc.	27,570	1,634,625
Unit Corp. (a)	24,349	1,131,985

		24,321,751

Food & Staples Retailing—0.5%
Harris Teeter Supermarkets, Inc.	27,553	1,355,332
SUPERVALU, Inc. (a) (b)	109,435	900,650
United Natural Foods, Inc. (a)	27,475	1,846,870

		4,102,852

Food Products—2.1%
Dean Foods Co. (a)	52,342	1,010,201
Flowers Foods, Inc.	97,493	2,090,250
Green Mountain Coffee Roasters, Inc. (a) (b)	73,065	5,503,986
Hillshire Brands Co.	68,568	2,107,780
Ingredion, Inc.	43,199	2,858,478
Lancaster Colony Corp. (b)	10,809	846,237
Post Holdings, Inc. (a)	18,212	735,218
Tootsie Roll Industries, Inc. (b)	11,287	347,865
WhiteWave Foods Co. - Class A (a)	96,435	1,925,807

		17,425,822

Gas Utilities—1.3%
Atmos Energy Corp.	50,499	2,150,752
National Fuel Gas Co. (b)	46,587	3,203,322
Questar Corp.	97,551	2,193,922
UGI Corp.	63,568	2,487,416
WGL Holdings, Inc.	28,827	1,231,201

		11,266,613

MSF-121

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—2.4%
Cooper Cos., Inc. (The)	27,271	$3,536,776
Hill-Rom Holdings, Inc.	32,686	1,171,139
Hologic, Inc. (a)	150,673	3,111,398
IDEXX Laboratories, Inc. (a) (b)	29,274	2,917,154
Masimo Corp. (b)	28,631	762,730
ResMed, Inc. (b)	79,143	4,180,333
STERIS Corp.	32,919	1,414,200
Teleflex, Inc. (b)	22,913	1,885,282
Thoratec Corp. (a)	32,051	1,195,182

		20,174,194

Health Care Providers & Services—3.1%
Community Health Systems, Inc.	52,816	2,191,864
Health Management Associates, Inc. - Class A (a)	144,975	1,855,680
Health Net, Inc. (a)	44,235	1,402,249
Henry Schein, Inc. (a) (b) (c)	48,188	4,997,096
LifePoint Hospitals, Inc. (a)	26,485	1,234,996
MEDNAX, Inc. (a)	28,207	2,831,983
Omnicare, Inc.	57,644	3,199,242
Owens & Minor, Inc. (b)	35,262	1,219,713
Universal Health Services, Inc. - Class B	49,784	3,733,302
VCA Antech, Inc. (a)	49,372	1,355,755
WellCare Health Plans, Inc. (a)	24,264	1,692,171

		25,714,051

Health Care Technology—0.3%
Allscripts Healthcare Solutions, Inc. (a)	88,292	1,312,902
HMS Holdings Corp. (a) (b)	48,920	1,052,269

		2,365,171

Hotels, Restaurants & Leisure—1.7%
Bally Technologies, Inc. (a) (b)	21,667	1,561,324
Bob Evans Farms, Inc.	15,197	870,332
Brinker International, Inc. (b)	36,896	1,495,395
Cheesecake Factory, Inc. (The) (b)	27,636	1,214,602
Domino’s Pizza, Inc.	31,006	2,106,858
International Speedway Corp. - Class A	15,542	502,007
Life Time Fitness, Inc. (a) (b)	21,971	1,130,847
Panera Bread Co. - Class A (a)	15,614	2,475,287
Scientific Games Corp. - Class A (a)	27,020	436,913
Wendy’s Co. (The) (b)	157,770	1,337,890
WMS Industries, Inc. (a)	30,571	793,318

		13,924,773

Household Durables—2.1%
Jarden Corp. (a)	65,869	3,188,060
KB Home (b)	46,220	832,884
MDC Holdings, Inc.	21,781	653,648
Mohawk Industries, Inc. (a)	33,937	4,420,294
NVR, Inc. (a)	2,376	2,183,995
Tempur Sealy International, Inc. (a) (b)	33,678	1,480,485
Toll Brothers, Inc. (a)	84,684	2,746,302
Tupperware Brands Corp. (b)	28,810	2,488,320

		17,993,988

Household Products—0.9%
Church & Dwight Co., Inc.	77,200	4,635,860
Energizer Holdings, Inc.	34,694	3,162,358

		7,798,218

Industrial Conglomerates—0.3%
Carlisle Cos., Inc.	35,546	2,498,528

Insurance—4.6%
Alleghany Corp. (a)	9,375	3,840,469
American Financial Group, Inc.	39,654	2,143,695
Arthur J. Gallagher & Co.	71,145	3,105,479
Aspen Insurance Holdings, Ltd.	37,616	1,365,085
Brown & Brown, Inc.	66,197	2,124,924
Everest Re Group, Ltd.	27,091	3,939,302
Fidelity National Financial, Inc. - Class A (b)	120,342	3,201,097
First American Financial Corp.	59,580	1,450,773
Hanover Insurance Group, Inc. (The)	24,403	1,349,974
HCC Insurance Holdings, Inc.	55,769	2,443,798
Kemper Corp.	29,172	980,179
Mercury General Corp.	20,209	976,297
Old Republic International Corp.	134,613	2,073,040
Primerica, Inc.	30,468	1,229,079
Protective Life Corp.	43,731	1,860,754
Reinsurance Group of America, Inc.	39,548	2,649,320
StanCorp Financial Group, Inc.	24,743	1,361,360
W.R. Berkley Corp.	61,066	2,617,289

		38,711,914

Internet & Catalog Retail—0.1%
HSN, Inc.	18,680	1,001,622

Internet Software & Services—1.3%
AOL, Inc. (a)	42,774	1,479,125
Equinix, Inc. (a) (b)	27,497	5,049,824
Monster Worldwide, Inc. (a) (b)	62,975	278,350
Rackspace Hosting, Inc. (a) (b)	63,474	3,348,888
ValueClick, Inc. (a) (b)	38,911	811,294

		10,967,481

IT Services—3.6%
Acxiom Corp. (a)	41,261	1,171,400
Alliance Data Systems Corp. (a) (b)	27,157	5,742,891
Broadridge Financial Solutions, Inc. (b)	66,336	2,106,168
Convergys Corp.	57,799	1,083,731
CoreLogic, Inc. (a)	53,266	1,440,845
DST Systems, Inc.	16,782	1,265,531
Gartner, Inc. (a)	51,902	3,114,120
Global Payments, Inc.	42,108	2,150,877
Jack Henry & Associates, Inc.	47,506	2,451,785
Leidos Holdings, Inc.	40,576	1,847,020
Lender Processing Services, Inc.	47,529	1,581,290
ManTech International Corp. - Class A (b)	13,248	381,012
NeuStar, Inc. - Class A (a)	35,859	1,774,303
Science Applications International Corp. (a)	23,186	782,537
VeriFone Systems, Inc. (a)	60,859	1,391,237
WEX, Inc. (a)	21,646	1,899,436

		30,184,183

MSF-122

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Leisure Equipment & Products—0.5%
Polaris Industries, Inc.	35,678	$4,608,884

Life Sciences Tools & Services—1.3%
Bio-Rad Laboratories, Inc. - Class A (a)	11,151	1,310,912
Charles River Laboratories International, Inc. (a)	27,334	1,264,471
Covance, Inc. (a) (c)	31,144	2,692,710
Mettler-Toledo International, Inc. (a)	16,684	4,005,662
Techne Corp.	18,475	1,479,108

		10,752,863

Machinery—5.1%
AGCO Corp.	50,438	3,047,464
CLARCOR, Inc.	27,800	1,543,734
Crane Co.	27,179	1,676,129
Donaldson Co., Inc.	75,321	2,871,990
Graco, Inc.	34,188	2,531,963
Harsco Corp.	44,942	1,119,056
IDEX Corp.	45,552	2,972,268
ITT Corp.	50,309	1,808,609
Kennametal, Inc.	43,372	1,977,763
Lincoln Electric Holdings, Inc.	45,799	3,051,129
Nordson Corp.	33,635	2,476,545
Oshkosh Corp. (a)	48,461	2,373,620
SPX Corp.	25,255	2,137,583
Terex Corp. (a)	62,009	2,083,502
Timken Co.	44,462	2,685,505
Trinity Industries, Inc. (b)	43,795	1,986,103
Valmont Industries, Inc.	14,916	2,071,982
Wabtec Corp.	53,636	3,372,095
Woodward, Inc.	33,737	1,377,482

		43,164,522

Marine—0.4%
Kirby Corp. (a) (b)	31,628	2,737,404
Matson, Inc.	23,801	624,300

		3,361,704

Media—1.3%
AMC Networks, Inc. - Class A (a)	33,019	2,261,141
Cinemark Holdings, Inc.	57,838	1,835,778
DreamWorks Animation SKG, Inc. - Class A (a) (b)	39,672	1,129,065
John Wiley & Sons, Inc. - Class A (b)	25,809	1,230,831
Lamar Advertising Co. - Class A (a)	36,325	1,708,365
Meredith Corp. (b)	20,615	981,686
New York Times Co. (The) - Class A (a) (b)	69,942	879,171
Scholastic Corp. (b)	14,376	411,872
Valassis Communications, Inc. (b)	21,046	607,809

		11,045,718

Metals & Mining—1.5%
Carpenter Technology Corp.	29,461	1,711,979
Commercial Metals Co.	65,175	1,104,716
Compass Minerals International, Inc. (b)	18,640	1,421,673

Metals & Mining—(Continued)
Reliance Steel & Aluminum Co.	42,896	3,142,990
Royal Gold, Inc.	36,239	1,763,390
Steel Dynamics, Inc.	123,012	2,055,530
Worthington Industries, Inc.	29,442	1,013,688

		12,213,966

Multi-Utilities—1.0%
Alliant Energy Corp.	61,811	3,062,735
Black Hills Corp.	24,802	1,236,628
MDU Resources Group, Inc.	105,204	2,942,556
Vectren Corp.	45,861	1,529,464

		8,771,383

Multiline Retail—0.3%
Big Lots, Inc. (a)	32,475	1,204,498
Saks, Inc. (a) (b)	56,894	906,890

		2,111,388

Office Electronics—0.2%
Zebra Technologies Corp. - Class A (a)	28,285	1,287,816

Oil, Gas & Consumable Fuels—2.4%
Alpha Natural Resources, Inc. (a) (b)	123,401	735,470
Arch Coal, Inc. (b)	118,247	485,995
Bill Barrett Corp. (a) (b)	27,173	682,314
Cimarex Energy Co.	48,194	4,645,902
Energen Corp.	40,239	3,073,857
HollyFrontier Corp.	111,347	4,688,822
Rosetta Resources, Inc. (a)	34,049	1,854,309
SM Energy Co.	37,289	2,878,338
World Fuel Services Corp. (b)	40,545	1,512,734

		20,557,741

Paper & Forest Products—0.3%
Domtar Corp.	18,187	1,444,412
Louisiana-Pacific Corp. (a)	78,172	1,375,045

		2,819,457

Pharmaceuticals—0.8%
Endo Health Solutions, Inc. (a)	63,628	2,891,256
Mallinckrodt plc (a)	32,145	1,417,273
Salix Pharmaceuticals, Ltd. (a)	34,361	2,298,064

		6,606,593

Professional Services—1.1%
Corporate Executive Board Co. (The)	18,715	1,359,083
FTI Consulting, Inc. (a)	22,706	858,287
Manpowergroup, Inc.	43,618	3,172,773
Towers Watson & Co. - Class A	35,857	3,835,265

		9,225,408

Real Estate Investment Trusts—8.4%
Alexandria Real Estate Equities, Inc.	39,801	2,541,294
American Campus Communities, Inc.	58,377	1,993,575

MSF-123

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
BioMed Realty Trust, Inc.	107,042	$1,989,911
BRE Properties, Inc.	42,991	2,182,223
Camden Property Trust	47,502	2,918,523
Corporate Office Properties Trust	48,669	1,124,254
Corrections Corp. of America	64,461	2,227,128
Duke Realty Corp.	181,088	2,795,999
Equity One, Inc.	35,241	770,368
Essex Property Trust, Inc.	21,190	3,129,763
Extra Space Storage, Inc.	59,102	2,703,916
Federal Realty Investment Trust	36,601	3,713,171
Highwoods Properties, Inc.	50,056	1,767,477
Home Properties, Inc. (b)	31,682	1,829,635
Hospitality Properties Trust	77,858	2,203,381
Kilroy Realty Corp. (b)	45,246	2,260,038
Liberty Property Trust	79,599	2,833,724
Mack-Cali Realty Corp.	49,033	1,075,784
National Retail Properties, Inc.	67,519	2,148,455
Omega Healthcare Investors, Inc.	65,271	1,949,645
Potlatch Corp.	22,580	895,974
Rayonier, Inc.	70,266	3,910,303
Realty Income Corp. (b)	109,292	4,344,357
Regency Centers Corp.	51,419	2,486,109
Senior Housing Properties Trust	104,789	2,445,775
SL Green Realty Corp.	51,244	4,552,517
Taubman Centers, Inc.	35,567	2,394,015
UDR, Inc.	139,697	3,310,819
Weingarten Realty Investors (b)	62,498	1,833,066

		70,331,199

Real Estate Management & Development—0.4%
Alexander & Baldwin, Inc. (a)	24,006	864,696
Jones Lang LaSalle, Inc.	24,756	2,161,199

		3,025,895

Road & Rail—1.1%
Con-way, Inc.	31,475	1,356,257
Genesee & Wyoming, Inc. - Class A (a)	23,802	2,212,872
J.B. Hunt Transport Services, Inc.	50,873	3,710,168
Landstar System, Inc.	25,461	1,425,307
Werner Enterprises, Inc. (b)	25,524	595,475

		9,300,079

Semiconductors & Semiconductor Equipment—2.1%
Advanced Micro Devices, Inc. (a)	340,974	1,295,701
Atmel Corp. (a) (c)	238,218	1,772,342
Cree, Inc. (a) (b)	66,915	4,027,614
Cypress Semiconductor Corp. (a) (b)	76,508	714,585
Fairchild Semiconductor International, Inc. (a)	71,092	987,468
Integrated Device Technology, Inc. (a)	75,986	715,788
International Rectifier Corp. (a)	39,436	976,829
Intersil Corp. - Class A	70,924	796,476
RF Micro Devices, Inc. (a)	156,728	883,946
Semtech Corp. (a)	37,914	1,137,041
Silicon Laboratories, Inc. (a)	21,894	935,093
Skyworks Solutions, Inc. (a)	104,595	2,598,140
SunEdison, Inc. (a)	134,271	1,070,140

		17,911,163

Software—4.3%
ACI Worldwide, Inc. (a)	22,031	1,190,996
Advent Software, Inc. (b)	22,999	730,218
ANSYS, Inc. (a)	51,500	4,455,780
Cadence Design Systems, Inc. (a)	158,193	2,135,606
CommVault Systems, Inc. (a)	24,474	2,149,551
Compuware Corp.	119,588	1,339,386
Concur Technologies, Inc. (a) (b)	26,221	2,897,420
FactSet Research Systems, Inc. (b)	22,464	2,450,822
Fair Isaac Corp.	19,612	1,084,151
Informatica Corp. (a)	60,303	2,350,008
Mentor Graphics Corp.	53,646	1,253,707
MICROS Systems, Inc. (a) (b)	42,683	2,131,589
PTC, Inc. (a)	66,607	1,893,637
Rovi Corp. (a)	56,617	1,085,348
SolarWinds, Inc. (a)	36,553	1,281,548
Solera Holdings, Inc.	38,334	2,026,719
Synopsys, Inc. (a)	86,026	3,243,180
TIBCO Software, Inc. (a)	85,108	2,177,914

		35,877,580

Specialty Retail—4.0%
Aaron’s, Inc.	42,334	1,172,652
Advance Auto Parts, Inc.	40,580	3,355,154
Aeropostale, Inc. (a) (b)	43,727	411,034
American Eagle Outfitters, Inc.	94,490	1,321,915
ANN, Inc. (a)	25,535	924,878
Ascena Retail Group, Inc. (a)	70,947	1,413,974
Cabela’s, Inc. (a) (b)	25,949	1,635,565
Chico’s FAS, Inc.	89,597	1,492,686
CST Brands, Inc. (b)	33,693	1,004,051
Dick’s Sporting Goods, Inc.	56,640	3,023,443
Foot Locker, Inc.	82,732	2,807,924
Guess?, Inc. (b)	33,107	988,244
Murphy USA, Inc. (a)	24,731	998,885
Office Depot, Inc. (a)	133,542	645,008
Rent-A-Center, Inc. (b)	29,744	1,133,246
Signet Jewelers, Ltd.	44,866	3,214,649
Tractor Supply Co.	77,786	5,224,886
Williams-Sonoma, Inc.	49,588	2,786,846

		33,555,040

Textiles, Apparel & Luxury Goods—1.3%
Carter’s, Inc. (b)	33,003	2,504,598
Deckers Outdoor Corp. (a) (b)	19,217	1,266,785
Hanesbrands, Inc.	55,158	3,436,895
Under Armour, Inc. - Class A (a) (b)	44,665	3,548,634

		10,756,912

Thrifts & Mortgage Finance—0.7%
Astoria Financial Corp.	46,604	579,754
New York Community Bancorp, Inc. (b)	245,626	3,711,409
Washington Federal, Inc.	57,665	1,192,512

		5,483,675

Tobacco—0.1%
Universal Corp. (b)	12,921	658,067

MSF-124

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Principal Amount*	Value

Trading Companies & Distributors—0.9%
GATX Corp.	25,739	$1,223,117
MSC Industrial Direct Co., Inc. - Class A	26,841	2,183,515
United Rentals, Inc. (a) (b)	51,972	3,029,448
Watsco, Inc.	15,002	1,414,239

		7,850,319

Water Utilities—0.3%
Aqua America, Inc. (b)	98,313	2,431,287

Wireless Telecommunication Services—0.2%
Telephone & Data Systems, Inc.	54,901	1,622,325

Total Common Stocks (Cost $561,013,862)		787,220,402

Investment Company Security—4.0%

Exchange-Traded Fund—4.0%
SPDR S&P MidCap 400 ETF Trust (Cost $31,646,388)	148,200	33,542,106

Short-Term Investments—18.7%

Discount Notes—2.6%
Federal Home Loan Bank
0.030%, 12/19/13 (d)	600,000	599,960
0.030%, 02/26/14 (d)	475,000	474,941
0.051%, 02/26/14 (d)	500,000	499,897
0.071%, 01/22/14 (d)	325,000	324,929
0.076%, 02/26/14 (d)	200,000	199,938
Federal Home Loan Mortgage Corp.
0.025%, 11/12/13 (d)	100,000	99,997
0.025%, 12/17/13 (d)	2,375,000	2,374,873
0.041%, 10/28/13 (d)	450,000	449,987
0.076%, 10/22/13 (d)	600,000	599,974
0.076%, 10/28/13 (d)	375,000	374,979
0.086%, 10/28/13 (d)	750,000	749,952
0.091%, 10/22/13 (d)	1,975,000	1,974,896
0.091%, 10/28/13 (d)	4,850,000	4,849,673
0.091%, 11/12/13 (d)	2,400,000	2,399,748
0.096%, 10/28/13 (d)	1,075,000	1,074,923
0.117%, 10/28/13 (d)	200,000	199,983
Federal National Mortgage Association
0.041%, 01/22/14 (d)	300,000	299,962
0.061%, 10/09/13 (d)	1,075,000	1,074,986
0.066%, 02/24/14 (d)	750,000	749,802
0.086%, 01/15/14 (d)	125,000	124,969
0.086%, 01/22/14 (d)	1,975,000	1,974,473
0.091%, 01/15/14 (d)	725,000	724,808

		22,197,650

Short-Term Investments—(Continued)
Security Description	Shares/Principal Amount*	Value

Mutual Fund—16.0%
State Street Navigator Securities Lending MET Portfolio (e)	135,248,310	135,248,310

U.S. Treasury—0.1%
U.S. Treasury Bills
0.000%, 10/10/13 (d)	125,000	125,000
0.007%, 10/10/13 (d)	725,000	724,999

		849,999

Total Short-Term Investments (Cost $158,295,959)		158,295,959

Total Investments—116.2% (Cost $750,956,209) (f)		979,058,467
Other assets and liabilities (net)—(16.2)%		(136,764,203)

Net Assets—100.0%		$842,294,264

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2013, the market value of securities loaned was $130,085,514 and the collateral received consisted of cash in the amount of $135,248,310 and non-cash collateral with a value of $750,605. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2013, the market value of securities pledged was $4,533,720.
(d)	The rate shown represents the discount rate at the time of purchase by the Portfolio.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	As of September 30, 2013, the aggregate cost of investments was $750,956,209. The aggregate unrealized appreciation and depreciation of investments were $257,345,201 and $(29,242,943), respectively, resulting in net unrealized appreciation of $228,102,258.
(ETF)—	Exchange-Traded Fund

MSF-125

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation
S&P Midcap 400 E-Mini Index Futures	12/20/13	170	USD 20,847,336	$242,864

(USD)—	United States Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$787,220,402	$—	$—	$787,220,402
Total Investment Company Security*	33,542,106	—	—	33,542,106
Short-Term Investments
Discount Notes	—	22,197,650	—	22,197,650
Mutual Fund	135,248,310	—	—	135,248,310
U.S. Treasury	—	849,999	—	849,999
Total Short-Term Investments	135,248,310	23,047,649	—	158,295,959
Total Investments	$956,010,818	$23,047,649	$—	$979,058,467

Collateral for securities loaned (Liability)	$—	$(135,248,310)	$—	$(135,248,310)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$242,864	$—	$—	$242,864

*	See Schedule of Investments for additional detailed categorizations.

MSF-126

Metropolitan Series Fund

MetLife Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio, (Class A) (a)	16,828,595	$168,622,526
BlackRock Bond Income Portfolio, (Class A) (a)	3,190,198	341,542,621
BlackRock Capital Appreciation Portfolio, (Class A) (a)	3,444,226	116,104,857
BlackRock High Yield Portfolio, (Class A) (b)	3,804,593	32,529,273
BlackRock Large Cap Value Portfolio, (Class A) (a)	20,351,946	222,650,285
Clarion Global Real Estate Portfolio, (Class A) (b)	9,407,201	104,231,785
ClearBridge Aggressive Growth Portfolio, (Class A) (b)	9,330,826	114,675,855
Davis Venture Value Portfolio, (Class A) (a)	7,178,805	279,686,235
Goldman Sachs Mid Cap Value Portfolio, (Class A) (b)	3,431,039	56,509,204
Harris Oakmark International Portfolio, (Class A) (b)	9,605,974	175,309,026
Invesco Comstock Portfolio, (Class A) (b)	17,734,370	233,384,304
Invesco Small Cap Growth Portfolio, (Class A) (b)	7,729,781	144,624,208
Janus Forty Portfolio, (Class A) (b)	1,611,487	147,144,863
Jennison Growth Portfolio, (Class A) (a)	12,396,204	175,158,359
JPMorgan Core Bond Portfolio, (Class A) (b)	23,137,571	236,003,220
JPMorgan Small Cap Value Portfolio, (Class A) (b)	3,055,920	56,106,693
Loomis Sayles Small Cap Growth Portfolio, (Class A) (a) (c)	3,751,259	58,669,697
Lord Abbett Bond Debenture Portfolio, (Class A) (b)	2,909,511	38,085,496
Met/Artisan Mid Cap Value Portfolio, (Class A) (a)	228,016	57,013,153
Met/Dimensional International Small Company Portfolio, (Class A) (a)	3,725,887	58,719,976
Met/Eaton Vance Floating Rate Portfolio, (Class A) (b)	10,002,316	104,924,292
Met/Franklin Low Duration Total Return Portfolio, (Class A) (b)	15,693,872	156,938,717
Met/Templeton International Bond Portfolio, (Class A) (b)	13,566,567	155,744,186
MFS Emerging Markets Equity Portfolio, (Class A) (b)	9,146,869	93,938,341

Affiliated Investment Companies—(Continued)
MFS Research International Portfolio, (Class A) (b)	11,267,222	129,798,395
MFS Value Portfolio, (Class A) (a)	17,483,045	280,952,538
Neuberger Berman Genesis Portfolio, (Class A) (a)	5,251,498	87,227,388
PIMCO Inflation Protected Bond Portfolio, (Class A) (b)	15,459,931	157,072,903
PIMCO Total Return Portfolio, (Class A) (b)	40,377,355	479,279,198
T. Rowe Price Large Cap Growth Portfolio, (Class A) (a)	8,016,053	175,711,874
T. Rowe Price Large Cap Value Portfolio, (Class A) (b)	8,025,971	234,759,645
T. Rowe Price Mid Cap Growth Portfolio, (Class A) (b)	5,075,160	57,806,078
T. Rowe Price Small Cap Growth Portfolio, (Class A) (a)	1,343,917	29,216,757
Third Avenue Small Cap Value Portfolio, (Class A) (b)	7,432,470	143,075,038
Van Eck Global Natural Resources Portfolio, (Class A) (a)	8,026,858	110,048,224
Western Asset Management Strategic Bond Opportunities Portfolio, (Class A) (a)	2,775,718	36,750,509
Western Asset Management U.S. Government Portfolio, (Class A) (a)	21,820,228	262,279,142

Total Mutual Funds (Identified Cost $4,789,480,901)		5,512,294,861

Total Investments—100.0% (Identified Cost $4,789,480,901) (d)		5,512,294,861
Liabilities in excess of other assets		(1,384,118)

Net Assets—100.0%		$5,510,910,743

(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-Income Producing.
(d)	As of September 30, 2013, the aggregate cost of investments was $4,789,480,901. The aggregate unrealized appreciation and depreciation of investments was $756,793,550 and $(33,979,590), respectively, resulting in net unrealized appreciation of $722,813,960.

MSF-127

Metropolitan Series Fund

MetLife Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$5,512,294,861	$—	$—	$5,512,294,861
Total Investments	$5,512,294,861	$—	$—	$5,512,294,861

MSF-128

Metropolitan Series Fund

MetLife Moderate to Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio, (Class A) (a)	12,911,872	$129,376,956
BlackRock Bond Income Portfolio, (Class A) (a)	857,870	91,843,594
BlackRock Capital Appreciation Portfolio, (Class A) (a)	2,959,380	99,760,701
BlackRock Large Cap Value Portfolio, (Class A) (a)	11,735,026	128,381,186
Clarion Global Real Estate Portfolio, (Class A) (b)	8,077,876	89,502,868
ClearBridge Aggressive Growth Portfolio, (Class A) (b)	10,765,208	132,304,401
Davis Venture Value Portfolio, (Class A) (a)	3,733,503	145,457,264
Frontier Mid Cap Growth Portfolio, (Class A) (a)	478,198	16,277,849
Goldman Sachs Mid Cap Value Portfolio, (Class A) (b)	3,962,885	65,268,713
Harris Oakmark International Portfolio, (Class A) (b)	7,271,509	132,705,036
Invesco Comstock Portfolio, (Class A) (b)	12,205,275	160,621,425
Invesco Small Cap Growth Portfolio, (Class A) (b)	6,220,490	116,385,368
Janus Forty Portfolio, (Class A) (b)	1,083,681	98,950,880
Jennison Growth Portfolio, (Class A) (a)	11,766,063	166,254,469
JPMorgan Core Bond Portfolio, (Class A) (b)	5,989,879	61,096,765
JPMorgan Small Cap Value Portfolio, (Class A) (b)	3,567,017	65,490,431
Loomis Sayles Small Cap Growth Portfolio, (Class A) (a) (c)	4,277,901	66,906,379
Lord Abbett Bond Debenture Portfolio, (Class A) (b)	3,496,410	45,768,009
Met/Artisan Mid Cap Value Portfolio, (Class A) (a)	131,400	32,855,350
Met/Dimensional International Small Company Portfolio, (Class A) (a)	4,255,692	67,069,698
Met/Eaton Vance Floating Rate Portfolio, (Class A) (b)	2,905,771	30,481,541
Met/Templeton International Bond Portfolio, (Class A) (b)	7,910,185	90,808,921

MFS Emerging Markets Equity Portfolio, (Class A) (b)	9,161,049	94,083,976

Affiliated Investment Companies—(Continued)
MFS Research International Portfolio, (Class A) (b)	8,534,379	98,316,046
MFS Value Portfolio, (Class A) (a)	12,108,289	194,580,212
Morgan Stanley Mid Cap Growth Portfolio, (Class A) (b)	2,221,209	33,362,555
Neuberger Berman Genesis Portfolio, (Class A) (a)	2,009,997	33,386,056
PIMCO Inflation Protected Bond Portfolio, (Class A) (b)	5,998,658	60,946,361
PIMCO Total Return Portfolio, (Class A) (b)	12,894,129	153,053,313
T. Rowe Price Large Cap Growth Portfolio, (Class A) (a)	6,104,483	133,810,260
T. Rowe Price Large Cap Value Portfolio, (Class A) (b)	5,521,906	161,515,744
T. Rowe Price Mid Cap Growth Portfolio, (Class A) (b)	2,908,263	33,125,117
T. Rowe Price Small Cap Growth Portfolio, (Class A) (a)	768,119	16,698,911
Third Avenue Small Cap Value Portfolio, (Class A) (b)	3,428,868	66,005,707
Van Eck Global Natural Resources Portfolio, (Class A) (a)	7,035,055	96,450,606
Western Asset Management Strategic Bond Opportunities Portfolio, (Class A) (a)	1,145,444	15,165,685

Total Mutual Funds (Identified Cost $2,564,706,772)		3,224,068,353

Total Investments—100.0% (Identified Cost $2,564,706,772) (d)		3,224,068,353
Liabilities in excess of other assets		(819,529)

Net Assets—100.0%		$3,223,248,824

(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-Income Producing.
(d)	As of September 30, 2013, the aggregate cost of investments was $2,564,706,772. The aggregate unrealized appreciation and depreciation of investments was $668,929,011 and $(9,567,430), respectively, resulting in net unrealized appreciation of $659,361,581.

MSF-129

Metropolitan Series Fund

MetLife Moderate to Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$3,224,068,353	$—	$—	$3,224,068,353
Total Investments	$3,224,068,353	$—	$—	$3,224,068,353

MSF-130

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—99.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.7%
Boeing Co. (The)	272,829	$32,057,408
General Dynamics Corp.	130,648	11,434,313
Honeywell International, Inc.	308,502	25,618,006
L-3 Communications Holdings, Inc.	35,214	3,327,723
Lockheed Martin Corp.	105,968	13,516,218
Northrop Grumman Corp.	90,472	8,618,363
Precision Castparts Corp.	57,206	12,999,492
Raytheon Co.	126,763	9,769,624
Rockwell Collins, Inc.	53,069	3,601,262
Textron, Inc.	110,259	3,044,251
United Technologies Corp.	331,798	35,774,460

		159,761,120

Air Freight & Logistics—0.8%
C.H. Robinson Worldwide, Inc. (a)	62,655	3,731,732
Expeditors International of Washington, Inc.	81,131	3,574,632
FedEx Corp.	116,802	13,328,276
United Parcel Service, Inc. - Class B	283,986	25,947,801

		46,582,441

Airlines—0.2%
Delta Air Lines, Inc.	337,239	7,955,468
Southwest Airlines Co.	277,595	4,041,783

		11,997,251

Auto Components—0.4%
BorgWarner, Inc.	44,998	4,562,347
Delphi Automotive plc	110,958	6,482,166
Goodyear Tire & Rubber Co. (The) (b)	96,688	2,170,646
Johnson Controls, Inc.	268,925	11,160,388

		24,375,547

Automobiles—0.8%
Ford Motor Co.	1,548,585	26,124,629
General Motors Co. (b)	369,967	13,307,713
Harley-Davidson, Inc.	87,681	5,632,627

		45,064,969

Beverages—2.2%
Beam, Inc.	63,645	4,114,649
Brown-Forman Corp. - Class B	63,871	4,351,531
Coca-Cola Co. (The)	1,498,603	56,767,082
Coca-Cola Enterprises, Inc.	97,728	3,929,643
Constellation Brands, Inc. - Class A (b)	65,189	3,741,849
Dr. Pepper Snapple Group, Inc.	80,017	3,586,362
Molson Coors Brewing Co. - Class B	62,012	3,108,661
Monster Beverage Corp. (b)	53,300	2,784,925
PepsiCo, Inc.	606,206	48,193,377

		130,578,079

Biotechnology—2.4%
Alexion Pharmaceuticals, Inc. (b)	76,869	8,929,103
Amgen, Inc.	296,126	33,148,344
Biogen Idec, Inc. (b)	93,423	22,492,521

Biotechnology—(Continued)
Celgene Corp. (b)	161,663	24,884,786
Gilead Sciences, Inc. (b)	601,651	37,807,749
Regeneron Pharmaceuticals, Inc. (b)	30,665	9,594,159
Vertex Pharmaceuticals, Inc. (b)	91,513	6,938,516

		143,795,178

Building Products—0.1%
Masco Corp.	140,304	2,985,669

Capital Markets—2.1%
Ameriprise Financial, Inc.	77,770	7,083,292
Bank of New York Mellon Corp. (The)	452,223	13,652,612
BlackRock, Inc.	49,505	13,397,043
Charles Schwab Corp. (The)	454,559	9,609,377
E*Trade Financial Corp. (b)	112,838	1,861,827
Franklin Resources, Inc.	159,796	8,077,688
Goldman Sachs Group, Inc. (The)	164,175	25,974,127
Invesco, Ltd.	174,059	5,552,482
Legg Mason, Inc. (a)	42,676	1,427,086
Morgan Stanley	546,595	14,730,735
Northern Trust Corp.	88,728	4,825,916
State Street Corp.	175,300	11,525,975
T. Rowe Price Group, Inc.	102,252	7,354,986

		125,073,146

Chemicals—2.6%
Air Products & Chemicals, Inc.	82,407	8,782,114
Airgas, Inc.	26,003	2,757,618
CF Industries Holdings, Inc.	22,517	4,747,259
Dow Chemical Co. (The)	475,704	18,267,034
E.I. du Pont de Nemours & Co.	362,979	21,256,050
Eastman Chemical Co.	60,627	4,722,843
Ecolab, Inc.	106,615	10,529,297
FMC Corp.	53,600	3,844,192
International Flavors & Fragrances, Inc.	32,128	2,644,134
LyondellBasell Industries NV - Class A	176,112	12,896,682
Monsanto Co.	209,552	21,870,942
Mosaic Co. (The)	133,903	5,760,507
PPG Industries, Inc.	56,174	9,384,429
Praxair, Inc.	115,896	13,931,858
Sherwin-Williams Co. (The)	34,308	6,250,232
Sigma-Aldrich Corp. (a)	47,263	4,031,534

		151,676,725

Commercial Banks—2.8%
BB&T Corp.	276,673	9,337,714
Comerica, Inc.	72,703	2,857,955
Fifth Third Bancorp	348,652	6,289,682
Huntington Bancshares, Inc.	326,124	2,693,784
KeyCorp	358,230	4,083,822
M&T Bank Corp.	51,114	5,720,679
PNC Financial Services Group, Inc. (The)	208,924	15,136,544
Regions Financial Corp.	548,670	5,080,684
SunTrust Banks, Inc.	211,851	6,868,209
U.S. Bancorp	722,969	26,446,206

MSF-131

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Commercial Banks—(Continued)
Wells Fargo & Co.	1,899,299	$78,479,035
Zions Bancorporation	72,530	1,988,773

		164,983,087

Commercial Services & Supplies—0.5%
ADT Corp. (The) (b)	78,612	3,196,364
Cintas Corp. (a)	40,388	2,067,866
Iron Mountain, Inc.	66,857	1,806,476
Pitney Bowes, Inc. (a)	79,327	1,442,958
Republic Services, Inc.	106,726	3,560,379
Stericycle, Inc. (b)	33,762	3,896,135
Tyco International, Ltd.	181,716	6,356,426
Waste Management, Inc.	171,365	7,067,092

		29,393,696

Communications Equipment—1.9%
Cisco Systems, Inc.	2,107,491	49,357,439
F5 Networks, Inc. (b)	30,779	2,639,607
Harris Corp.	42,034	2,492,616
JDS Uniphase Corp. (b)	93,368	1,373,443
Juniper Networks, Inc. (b)	199,225	3,956,609
Motorola Solutions, Inc.	93,006	5,522,696
QUALCOMM, Inc.	674,291	45,420,242

		110,762,652

Computers & Peripherals—4.0%
Apple, Inc. (c)	357,108	170,251,239
Dell, Inc.	576,902	7,943,941
EMC Corp.	817,931	20,906,316
Hewlett-Packard Co.	755,420	15,848,712
NetApp, Inc.	133,682	5,697,527
SanDisk Corp.	94,491	5,623,159
Seagate Technology plc	122,022	5,337,242
Western Digital Corp.	82,910	5,256,494

		236,864,630

Construction & Engineering—0.2%
Fluor Corp.	64,084	4,547,400
Jacobs Engineering Group, Inc. (b)	51,676	3,006,510
Quanta Services, Inc. (b)	84,015	2,311,253

		9,865,163

Construction Materials—0.0%
Vulcan Materials Co.	51,085	2,646,714

Consumer Finance—1.0%
American Express Co.	364,704	27,542,446
Capital One Financial Corp.	230,083	15,815,905
Discover Financial Services	190,165	9,610,939
SLM Corp.	171,454	4,269,205

		57,238,495

Containers & Packaging—0.2%
Avery Dennison Corp.	38,553	1,677,826

Containers & Packaging—(Continued)
Ball Corp.	57,034	2,559,686
Bemis Co., Inc. (a)	40,456	1,578,189
MeadWestvaco Corp.	69,787	2,678,425
Owens-Illinois, Inc. (b)	64,605	1,939,442
Sealed Air Corp.	77,000	2,093,630

		12,527,198

Distributors—0.1%
Genuine Parts Co. (a)	60,871	4,923,855

Diversified Consumer Services—0.0%
H&R Block, Inc.	107,649	2,869,922

Diversified Financial Services—5.2%
Bank of America Corp.	4,222,854	58,275,385
Berkshire Hathaway, Inc. - Class B (b)	707,505	80,308,892
Citigroup, Inc.	1,195,351	57,986,477
CME Group, Inc.	123,519	9,125,584
IntercontinentalExchange, Inc. (a) (b)	28,633	5,194,599
JPMorgan Chase & Co.	1,479,612	76,481,144
Leucadia National Corp.	123,192	3,355,750
McGraw Hill Financial, Inc.	108,174	7,095,133
Moody’s Corp.	76,238	5,361,818
NASDAQ OMX Group, Inc. (The)	45,384	1,456,373
NYSE Euronext	95,517	4,009,804

		308,650,959

Diversified Telecommunication Services—2.3%
AT&T, Inc.	2,087,621	70,603,342
CenturyLink, Inc. (a)	236,110	7,409,132
Frontier Communications Corp. (a)	392,966	1,638,668
Verizon Communications, Inc.	1,124,841	52,485,081
Windstream Holdings, Inc. (a)	233,019	1,864,152

		134,000,375

Electric Utilities—1.7%
American Electric Power Co., Inc.	191,338	8,294,502
Duke Energy Corp.	277,474	18,529,714
Edison International	128,068	5,898,812
Entergy Corp.	70,078	4,428,229
Exelon Corp.	336,693	9,979,581
FirstEnergy Corp.	164,390	5,992,015
NextEra Energy, Inc.	166,924	13,380,628
Northeast Utilities	123,721	5,103,491
Pepco Holdings, Inc. (a)	97,918	1,807,566
Pinnacle West Capital Corp.	43,237	2,366,793
PPL Corp.	248,305	7,543,506
Southern Co. (The)	343,509	14,145,701
Xcel Energy, Inc.	195,582	5,400,019

		102,870,557

Electrical Equipment—0.8%
AMETEK, Inc.	95,998	4,417,828
Eaton Corp. plc	186,278	12,823,377
Emerson Electric Co.	280,864	18,171,901

MSF-132

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electrical Equipment—(Continued)
Rockwell Automation, Inc.	54,507	$5,828,979
Roper Industries, Inc.	38,987	5,180,203

		46,422,288

Electronic Equipment, Instruments & Components—0.5%
Amphenol Corp. - Class A	62,561	4,840,970
Corning, Inc.	574,048	8,375,360
FLIR Systems, Inc.	55,846	1,753,565
Jabil Circuit, Inc.	72,490	1,571,583
Molex, Inc.	53,927	2,077,268
TE Connectivity, Ltd.	162,551	8,416,891

		27,035,637

Energy Equipment & Services—1.9%
Baker Hughes, Inc.	174,149	8,550,716
Cameron International Corp. (b)	96,743	5,646,889
Diamond Offshore Drilling, Inc. (a)	27,325	1,702,894
Ensco plc - Class A	91,815	4,935,056
FMC Technologies, Inc. (b)	93,123	5,160,877
Halliburton Co.	332,376	16,003,904
Helmerich & Payne, Inc. (a)	41,858	2,886,109
Nabors Industries, Ltd.	102,059	1,639,067
National Oilwell Varco, Inc.	168,047	13,126,151
Noble Corp.	99,593	3,761,628
Rowan Cos. plc - Class A (b)	48,824	1,792,817
Schlumberger, Ltd.	520,110	45,956,920

		111,163,028

Food & Staples Retailing—2.4%
Costco Wholesale Corp.	171,650	19,760,348
CVS Caremark Corp.	482,841	27,401,227
Kroger Co. (The)	203,708	8,217,581
Safeway, Inc. (a)	94,848	3,034,188
Sysco Corp. (a)	231,264	7,361,133
Wal-Mart Stores, Inc.	639,819	47,321,013
Walgreen Co.	341,741	18,385,666
Whole Foods Market, Inc.	146,425	8,565,862

		140,047,018

Food Products—1.6%
Archer-Daniels-Midland Co.	259,109	9,545,576
Campbell Soup Co. (a)	70,161	2,856,254
ConAgra Foods, Inc.	165,907	5,033,618
General Mills, Inc.	252,267	12,088,635
Hershey Co. (The)	58,780	5,437,150
Hormel Foods Corp.	52,909	2,228,527
J.M. Smucker Co. (The)	41,323	4,340,568
Kellogg Co.	101,151	5,940,598
Kraft Foods Group, Inc.	234,100	12,276,204
McCormick & Co., Inc. (a)	51,880	3,356,636
Mead Johnson Nutrition Co.	79,554	5,907,680
Mondelez International, Inc. - Class A	699,935	21,991,958
Tyson Foods, Inc. - Class A	109,371	3,093,012

		94,096,416

Gas Utilities—0.1%
AGL Resources, Inc.	46,615	2,145,688
ONEOK, Inc.	81,052	4,321,693

		6,467,381

Health Care Equipment & Supplies—2.0%
Abbott Laboratories	610,887	20,275,339
Baxter International, Inc.	213,356	14,015,356
Becton Dickinson & Co.	76,340	7,635,527
Boston Scientific Corp. (b)	527,850	6,196,959
C.R. Bard, Inc.	31,113	3,584,218
CareFusion Corp. (b)	84,266	3,109,415
Covidien plc	180,814	11,018,805
DENTSPLY International, Inc.	55,929	2,427,878
Edwards Lifesciences Corp. (b)	44,132	3,072,911
Intuitive Surgical, Inc. (b)	15,609	5,873,198
Medtronic, Inc.	392,079	20,878,207
St. Jude Medical, Inc.	112,888	6,055,312
Stryker Corp.	115,935	7,836,047
Varian Medical Systems, Inc. (b)	42,316	3,162,275
Zimmer Holdings, Inc.	66,645	5,474,220

		120,615,667

Health Care Providers & Services—2.0%
Aetna, Inc.	146,263	9,363,757
AmerisourceBergen Corp.	90,800	5,547,880
Cardinal Health, Inc.	133,433	6,958,531
Cigna Corp.	111,177	8,545,064
DaVita HealthCare Partners, Inc. (b)	69,361	3,946,641
Express Scripts Holding Co. (b)	320,041	19,772,133
Humana, Inc.	61,502	5,739,982
Laboratory Corp. of America Holdings (a) (b)	35,416	3,511,142
McKesson Corp.	89,867	11,529,936
Patterson Cos., Inc.	32,693	1,314,259
Quest Diagnostics, Inc. (a)	59,702	3,688,987
Tenet Healthcare Corp. (b)	39,939	1,645,087
UnitedHealth Group, Inc.	399,639	28,618,149
WellPoint, Inc.	117,514	9,825,345

		120,006,893

Health Care Technology—0.1%
Cerner Corp. (b)	115,985	6,095,012

Hotels, Restaurants & Leisure—1.8%
Carnival Corp.	172,072	5,616,430
Chipotle Mexican Grill, Inc. (b)	12,135	5,202,274
Darden Restaurants, Inc. (a)	51,214	2,370,696
International Game Technology	102,513	1,940,571
Marriott International, Inc. - Class A	89,379	3,759,281
McDonald’s Corp.	392,936	37,804,373
Starbucks Corp.	295,356	22,733,551
Starwood Hotels & Resorts Worldwide, Inc.	76,627	5,091,864
Wyndham Worldwide Corp.	52,263	3,186,475
Wynn Resorts, Ltd.	31,793	5,023,612
Yum! Brands, Inc.	175,400	12,521,806

		105,250,933

MSF-133

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—0.3%
DR Horton, Inc. (a)	111,671	$2,169,768
Garmin, Ltd. (a)	48,367	2,185,705
Harman International Industries, Inc.	26,757	1,772,116
Leggett & Platt, Inc. (a)	55,820	1,682,973
Lennar Corp. - Class A (a)	65,246	2,309,708
Newell Rubbermaid, Inc.	113,205	3,113,137
PulteGroup, Inc. (a)	137,385	2,266,853
Whirlpool Corp.	31,159	4,562,924

		20,063,184

Household Products—2.0%
Clorox Co. (The) (a)	51,269	4,189,703
Colgate-Palmolive Co.	346,414	20,542,350
Kimberly-Clark Corp.	150,564	14,186,140
Procter & Gamble Co. (The)	1,076,538	81,375,507

		120,293,700

Independent Power Producers & Energy Traders—0.1%
AES Corp. (The)	241,941	3,215,396
NRG Energy, Inc.	126,934	3,469,106

		6,684,502

Industrial Conglomerates—2.4%
3M Co.	255,222	30,476,059
Danaher Corp.	235,133	16,299,420
General Electric Co.	4,002,989	95,631,407

		142,406,886

Insurance—3.0%
ACE, Ltd.	133,692	12,508,223
Aflac, Inc.	182,816	11,332,764
Allstate Corp. (The)	182,169	9,208,643
American International Group, Inc.	580,316	28,220,767
Aon plc	120,855	8,996,446
Assurant, Inc.	29,468	1,594,219
Chubb Corp. (The)	100,437	8,965,007
Cincinnati Financial Corp.	57,900	2,730,564
Genworth Financial, Inc. - Class A (b)	194,072	2,482,181
Hartford Financial Services Group, Inc.	178,862	5,566,185
Lincoln National Corp. (a)	103,965	4,365,490
Loews Corp.	120,273	5,621,560
Marsh & McLennan Cos., Inc.	216,036	9,408,368
MetLife, Inc. (d)	440,175	20,666,216
Principal Financial Group, Inc.	107,602	4,607,518
Progressive Corp. (The)	217,411	5,920,102
Prudential Financial, Inc.	182,780	14,253,184
Torchmark Corp.	35,999	2,604,528
Travelers Cos., Inc. (The)	146,801	12,444,321
Unum Group	103,613	3,153,980
XL Group plc	112,493	3,467,034

		178,117,300

Internet & Catalog Retail—1.3%
Amazon.com, Inc. (b)	145,468	45,479,115
Expedia, Inc. (a)	42,230	2,187,092

Internet & Catalog Retail—(Continued)
Netflix, Inc. (b)	23,161	7,161,613
priceline.com, Inc. (b)	20,245	20,466,683
TripAdvisor, Inc. (b)	43,839	3,324,750

		78,619,253

Internet Software & Services—2.4%
Akamai Technologies, Inc. (b)	70,030	3,620,551
eBay, Inc. (b)	457,963	25,549,756
Google, Inc. - Class A (b)	109,958	96,313,312
VeriSign, Inc. (a) (b)	53,051	2,699,765
Yahoo!, Inc. (b)	372,988	12,368,282

		140,551,666

IT Services—3.6%
Accenture plc - Class A	253,474	18,665,825
Automatic Data Processing, Inc.	189,786	13,736,711
Cognizant Technology Solutions Corp. - Class A (b)	118,461	9,728,017
Computer Sciences Corp.	58,052	3,003,611
Fidelity National Information Services, Inc.	114,820	5,332,241
Fiserv, Inc. (b)	51,135	5,167,192
International Business Machines Corp.	404,750	74,951,605
Mastercard, Inc. - Class A	40,777	27,433,950
Paychex, Inc. (a)	127,876	5,196,881
Teradata Corp. (b)	64,110	3,554,258
Total System Services, Inc.	65,520	1,927,598
Visa, Inc. - Class A	202,904	38,774,955
Western Union Co. (The)	216,952	4,048,324

		211,521,168

Leisure Equipment & Products—0.1%
Hasbro, Inc. (a)	45,383	2,139,355
Mattel, Inc.	135,436	5,669,351

		7,808,706

Life Sciences Tools & Services—0.5%
Agilent Technologies, Inc.	130,026	6,663,833
Life Technologies Corp. (b)	67,869	5,078,637
PerkinElmer, Inc.	44,032	1,662,208
Thermo Fisher Scientific, Inc. (a)	141,710	13,058,577
Waters Corp. (b)	33,497	3,557,716

		30,020,971

Machinery—1.8%
Caterpillar, Inc.	250,080	20,849,170
Cummins, Inc.	68,444	9,094,154
Deere & Co.	150,487	12,248,137
Dover Corp.	67,087	6,026,425
Flowserve Corp.	55,271	3,448,358
Illinois Tool Works, Inc.	161,966	12,353,147
Ingersoll-Rand plc	106,388	6,908,837
Joy Global, Inc. (a)	41,775	2,132,196
PACCAR, Inc.	139,138	7,744,421
Pall Corp.	43,959	3,386,601
Parker Hannifin Corp.	58,639	6,375,232

MSF-134

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Pentair, Ltd.	78,281	$5,083,568
Snap-on, Inc.	22,865	2,275,067
Stanley Black & Decker, Inc.	62,923	5,698,936
Xylem, Inc.	72,832	2,034,198

		105,658,447

Media—3.7%
Cablevision Systems Corp. - Class A	84,085	1,415,991
CBS Corp. - Class B	221,093	12,195,490
Comcast Corp. - Class A	1,028,074	46,417,541
DIRECTV (b)	200,690	11,991,228
Discovery Communications, Inc. - Class A (b)	90,750	7,661,115
Gannett Co., Inc. (a)	90,069	2,412,949
Interpublic Group of Cos., Inc. (The)	165,937	2,850,798
News Corp. - Class A (b)	195,736	3,143,520
Omnicom Group, Inc. (a)	101,096	6,413,530
Scripps Networks Interactive, Inc. - Class A	43,005	3,359,121
Time Warner Cable, Inc.	112,334	12,536,474
Time Warner, Inc.	361,631	23,798,936
Twenty-First Century Fox, Inc.	780,723	26,154,220
Viacom, Inc. - Class B	170,597	14,258,497
Walt Disney Co. (The)	653,051	42,115,259
Washington Post Co. (The) - Class B (a)	1,722	1,052,745

		217,777,414

Metals & Mining—0.5%
Alcoa, Inc. (a)	420,413	3,413,754
Allegheny Technologies, Inc. (a)	42,434	1,295,086
Cliffs Natural Resources, Inc. (a)	60,190	1,233,895
Freeport-McMoRan Copper & Gold, Inc.	407,964	13,495,449
Newmont Mining Corp.	195,619	5,496,894
Nucor Corp. (a)	125,071	6,130,980
United States Steel Corp. (a)	56,861	1,170,768

		32,236,826

Multi-Utilities—1.2%
Ameren Corp.	95,373	3,322,795
CenterPoint Energy, Inc.	168,480	4,038,466
CMS Energy Corp.	104,506	2,750,598
Consolidated Edison, Inc.	115,121	6,347,772
Dominion Resources, Inc.	227,598	14,220,323
DTE Energy Co.	68,772	4,537,576
Integrys Energy Group, Inc.	31,285	1,748,519
NiSource, Inc.	122,867	3,795,362
PG&E Corp.	175,041	7,162,678
Public Service Enterprise Group, Inc.	198,839	6,547,768
SCANA Corp.	55,024	2,533,305
Sempra Energy	89,287	7,642,967
TECO Energy, Inc. (a)	80,293	1,328,046
Wisconsin Energy Corp.	89,490	3,613,606

		69,589,781

Multiline Retail—0.8%
Dollar General Corp. (b)	117,026	6,607,288
Dollar Tree, Inc. (b)	87,658	5,010,531

Multiline Retail—(Continued)
Family Dollar Stores, Inc.	37,971	2,734,672
J.C. Penney Co., Inc. (a) (b)	119,716	1,055,895
Kohl’s Corp. (a)	80,248	4,152,834
Macy’s, Inc.	147,890	6,399,200
Nordstrom, Inc. (a)	56,687	3,185,809
Target Corp.	248,079	15,872,095

		45,018,324

Office Electronics—0.1%
Xerox Corp.	455,409	4,686,159

Oil, Gas & Consumable Fuels—8.5%
Anadarko Petroleum Corp.	197,601	18,374,917
Apache Corp.	158,733	13,514,528
Cabot Oil & Gas Corp.	165,374	6,171,758
Chesapeake Energy Corp. (a)	199,147	5,153,924
Chevron Corp.	759,431	92,270,866
ConocoPhillips	480,733	33,415,751
CONSOL Energy, Inc.	89,954	3,026,952
Denbury Resources, Inc. (b)	146,582	2,698,575
Devon Energy Corp.	150,013	8,664,751
EOG Resources, Inc.	107,081	18,126,672
EQT Corp.	59,195	5,251,780
Exxon Mobil Corp.	1,730,172	148,863,999
Hess Corp.	113,385	8,769,196
Kinder Morgan, Inc.	264,657	9,413,849
Marathon Oil Corp.	278,954	9,729,916
Marathon Petroleum Corp.	123,061	7,915,284
Murphy Oil Corp.	69,060	4,165,699
Newfield Exploration Co. (b)	53,331	1,459,669
Noble Energy, Inc.	141,171	9,459,869
Occidental Petroleum Corp.	316,726	29,626,550
Peabody Energy Corp.	106,068	1,829,673
Phillips 66	240,181	13,887,265
Pioneer Natural Resources Co. (a)	54,460	10,282,048
QEP Resources, Inc.	70,474	1,951,425
Range Resources Corp.	64,227	4,874,187
Southwestern Energy Co. (b)	138,172	5,026,697
Spectra Energy Corp.	263,099	9,005,879
Tesoro Corp.	53,097	2,335,206
Valero Energy Corp.	213,102	7,277,433
Williams Cos., Inc. (The)	268,546	9,764,333
WPX Energy, Inc. (a) (b)	78,846	1,518,574

		503,827,225

Paper & Forest Products—0.1%
International Paper Co.	175,295	7,853,216

Personal Products—0.2%
Avon Products, Inc.	170,459	3,511,455
Estee Lauder Cos., Inc. (The) - Class A	100,505	7,025,300

		10,536,755

Pharmaceuticals—5.8%
AbbVie, Inc.	623,192	27,875,378
Actavis, Inc. (b)	68,137	9,811,728

MSF-135

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Allergan, Inc.	116,670	$10,552,801
Bristol-Myers Squibb Co.	647,128	29,949,084
Eli Lilly & Co.	389,711	19,614,155
Forest Laboratories, Inc. (b)	92,854	3,973,223
Hospira, Inc. (b)	65,112	2,553,693
Johnson & Johnson	1,107,715	96,027,813
Merck & Co., Inc.	1,150,285	54,765,069
Mylan, Inc. (b)	150,080	5,728,554
Perrigo Co. (a)	36,993	4,564,196
Pfizer, Inc.	2,602,274	74,711,287
Zoetis, Inc.	196,537	6,116,231

		346,243,212

Professional Services—0.2%
Dun & Bradstreet Corp. (The) (a)	15,250	1,583,713
Equifax, Inc.	47,674	2,853,289
Nielsen Holdings NV	84,494	3,079,806
Robert Half International, Inc.	54,576	2,130,101

		9,646,909

Real Estate Investment Trusts—1.9%
American Tower Corp.	155,263	11,509,646
Apartment Investment & Management Co. - Class A	57,352	1,602,415
AvalonBay Communities, Inc.	47,813	6,076,554
Boston Properties, Inc.	59,900	6,403,310
Equity Residential	131,724	7,056,455
HCP, Inc.	178,887	7,325,423
Health Care REIT, Inc.	112,710	7,030,850
Host Hotels & Resorts, Inc.	294,818	5,209,434
Kimco Realty Corp.	161,018	3,249,343
Macerich Co. (The)	55,242	3,117,858
Plum Creek Timber Co., Inc. (a)	64,067	3,000,258
ProLogis, Inc.	195,989	7,373,106
Public Storage	56,794	9,118,277
Simon Property Group, Inc.	121,985	18,081,836
Ventas, Inc.	115,260	7,088,490
Vornado Realty Trust	68,356	5,746,005
Weyerhaeuser Co.	229,560	6,572,303

		115,561,563

Real Estate Management & Development—0.0%
CBRE Group, Inc. - Class A (b)	108,987	2,520,869

Road & Rail—0.9%
CSX Corp.	400,479	10,308,329
Kansas City Southern	43,325	4,738,022
Norfolk Southern Corp.	122,621	9,484,734
Ryder System, Inc.	20,568	1,227,910
Union Pacific Corp.	182,326	28,322,521

		54,081,516

Semiconductors & Semiconductor Equipment—2.0%
Altera Corp.	125,576	4,666,404
Analog Devices, Inc.	122,125	5,745,981

Semiconductors & Semiconductor Equipment—(Continued)
Applied Materials, Inc.	472,800	8,292,912
Broadcom Corp. - Class A	216,210	5,623,622
First Solar, Inc. (a) (b)	27,251	1,095,763
Intel Corp.	1,958,299	44,884,213
KLA-Tencor Corp.	65,145	3,964,073
Lam Research Corp. (b)	64,130	3,282,815
Linear Technology Corp.	91,663	3,635,354
LSI Corp.	215,041	1,681,621
Microchip Technology, Inc. (a)	77,555	3,124,691
Micron Technology, Inc. (b)	408,198	7,131,219
NVIDIA Corp.	227,432	3,538,842
Teradyne, Inc. (a) (b)	75,257	1,243,246
Texas Instruments, Inc.	432,843	17,430,588
Xilinx, Inc.	104,675	4,905,070

		120,246,414

Software—3.4%
Adobe Systems, Inc. (b)	183,606	9,536,496
Autodesk, Inc. (b)	87,655	3,608,756
CA, Inc.	128,949	3,825,917
Citrix Systems, Inc. (b)	73,655	5,200,780
Electronic Arts, Inc. (b)	120,523	3,079,363
Intuit, Inc.	116,714	7,739,305
Microsoft Corp.	2,979,610	99,250,809
Oracle Corp.	1,401,595	46,490,906
Red Hat, Inc. (b)	74,410	3,433,277
Salesforce.com, Inc. (b)	215,531	11,188,214
Symantec Corp.	274,610	6,796,598

		200,150,421

Specialty Retail—2.3%
Abercrombie & Fitch Co. - Class A (a)	30,028	1,062,090
AutoNation, Inc. (b)	25,278	1,318,753
AutoZone, Inc. (b)	13,963	5,902,579
Bed Bath & Beyond, Inc. (b)	85,598	6,621,861
Best Buy Co., Inc.	106,048	3,976,800
CarMax, Inc. (b)	87,879	4,259,495
GameStop Corp. - Class A (a)	45,949	2,281,368
Gap, Inc. (The)	108,420	4,367,158
Home Depot, Inc. (The)	563,057	42,707,874
L Brands, Inc. (a)	95,725	5,848,798
Lowe’s Cos., Inc.	413,431	19,683,450
O’Reilly Automotive, Inc. (b)	42,670	5,444,265
PetSmart, Inc.	40,844	3,114,763
Ross Stores, Inc.	85,173	6,200,594
Staples, Inc. (a)	259,623	3,803,477
Tiffany & Co.	43,251	3,313,892
TJX Cos., Inc.	281,141	15,853,541
Urban Outfitters, Inc. (b)	42,866	1,576,183

		137,336,941

Textiles, Apparel & Luxury Goods—0.7%
Coach, Inc.	110,821	6,043,069
Fossil Group, Inc. (b)	19,755	2,296,321
NIKE, Inc. - Class B	293,979	21,354,635

MSF-136

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Principal Amount*	Value

Textiles, Apparel & Luxury Goods—(Continued)
PVH Corp.	32,064	$3,805,676
Ralph Lauren Corp.	23,813	3,922,716
VF Corp.	34,565	6,880,163

		44,302,580

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp, Inc.	186,857	1,691,056
People’s United Financial, Inc. (a)	126,220	1,815,043

		3,506,099

Tobacco—1.6%
Altria Group, Inc.	787,883	27,063,781
Lorillard, Inc. (a)	146,976	6,581,585
Philip Morris International, Inc.	636,211	55,089,511
Reynolds American, Inc.	124,441	6,070,232

		94,805,109

Trading Companies & Distributors—0.2%
Fastenal Co.	107,356	5,394,639
WW Grainger, Inc.	24,313	6,362,955

		11,757,594

Wireless Telecommunication Services—0.1%
Crown Castle International Corp. (b)	115,236	8,415,685

Total Common Stocks (Cost $3,951,988,426)		5,878,534,096

Investment Company Security—0.2%

Exchange-Traded Fund—0.2%
SPDR S&P 500 ETF Trust (Cost $10,000,962)	60,000	10,086,000

Short-Term Investments—3.0%

Discount Notes—0.5%
Federal Home Loan Bank 0.025%, 12/04/13 (e)	675,000	674,970
0.030%, 02/26/14 (e)	10,025,000	10,023,764
0.046%, 02/21/14 (e)	850,000	849,848
0.049%, 10/24/13 (e)	400,000	399,988
0.071%, 10/04/13 (e)	1,350,000	1,349,992
0.076%, 02/26/14 (e)	1,350,000	1,349,584
0.086%, 02/21/14 (e)	1,200,000	1,199,595
Federal Home Loan Mortgage Corp. 0.036%, 11/12/13 (e)	3,600,000	3,599,853
0.066%, 10/28/13 (e)	325,000	324,984
0.081%, 12/30/13 (e)	1,400,000	1,399,720
0.101%, 12/30/13 (e)	5,500,000	5,498,625
Federal National Mortgage Association 0.066%, 02/24/14 (e)	150,000	149,960

		26,820,883

Mutual Fund—2.5%
State Street Navigator Securities Lending MET Portfolio (f)	150,589,399	150,589,399

U.S. Treasury—0.0%
U.S. Treasury Bills 0.007%, 10/10/13 (a) (e)	225,000	224,999
0.016%, 10/10/13 (a) (e)	1,225,000	1,224,995
0.041%, 10/10/13 (a) (e)	300,000	299,997

		1,749,991

Total Short-Term Investments (Cost $179,160,273)		179,160,273

Total Investments—102.4% (Cost $4,141,149,661) (g)		6,067,780,369
Other assets and liabilities (net)—(2.4)%		(144,620,071)

Net Assets—100.0%		$5,923,160,298

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2013, the market value of securities loaned was $152,385,885 and the collateral received consisted of cash in the amount of $150,589,399 and non-cash collateral with a value of $6,199,930. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2013, the market value of securities pledged was $33,792,500.
(d)	Affiliated Issuer.
(e)	The rate shown represents the discount rate at the time of purchase by the Portfolio.
(f)	Represents investment of cash collateral received from securities lending transactions.
(g)	As of September 30, 2013, the aggregate cost of investments was $4,141,149,661. The aggregate unrealized appreciation and depreciation of investments were $2,087,009,055 and $(160,378,347), respectively, resulting in net unrealized appreciation of $1,926,630,708.
(ETF)—	Exchange-Traded Fund

MSF-137

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount	Unrealized Depreciation
S&P 500 Index Futures	12/19/13	80	USD 33,610,814	$(124,814)

(USD)—	United States Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$5,878,534,096	$—	$—	$5,878,534,096
Total Investment Company Security	10,086,000	—	—	10,086,000
Short-Term Investments
Discount Notes	—	26,820,883	—	26,820,883
Mutual Fund	150,589,399	—	—	150,589,399
U.S. Treasury	—	1,749,991	—	1,749,991
Total Short-Term Investments	150,589,399	28,570,874	—	179,160,273
Total Investments	$6,039,209,495	$28,570,874	$—	$6,067,780,369

Collateral for securities loaned (Liability)	$—	$(150,589,399)	$—	$(150,589,399)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(124,814)	$—	$—	$(124,814)

*	See Schedule of Investments for additional detailed categorizations.

MSF-138

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stock—58.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.4%
General Dynamics Corp.	13,813	$1,208,914
Honeywell International, Inc.	91,044	7,560,294
Lockheed Martin Corp. (a)	98,319	12,540,588
Northrop Grumman Corp.	35,166	3,349,913
Precision Castparts Corp.	4,304	978,041
United Technologies Corp.	81,751	8,814,393

		34,452,143

Air Freight & Logistics—0.5%
United Parcel Service, Inc. - Class B	53,204	4,861,249

Airlines—0.1%
Copa Holdings S.A.	7,628	1,057,775

Auto Components—1.5%
Delphi Automotive plc	130,560	7,627,315
Johnson Controls, Inc.	107,581	4,464,612
Magna International, Inc.	38,340	3,161,966

		15,253,893

Automobiles—0.4%
General Motors Co. (a) (b)	100,270	3,606,712

Beverages—0.8%
Coca-Cola Co.	34,930	1,323,148
Coca-Cola Enterprises, Inc.	19,170	770,826
Diageo plc	168,391	5,350,899
Dr. Pepper Snapple Group, Inc. (a)	20,733	929,253

		8,374,126

Capital Markets—2.7%
Bank of New York Mellon Corp.	230,615	6,962,267
BlackRock, Inc.	12,348	3,341,615
Franklin Resources, Inc.	71,849	3,631,967
Goldman Sachs Group, Inc.	47,028	7,440,300
Morgan Stanley	61,064	1,645,675
State Street Corp.	68,311	4,491,448

		27,513,272

Chemicals—1.3%
Air Products & Chemicals, Inc.	33,476	3,567,537
Celanese Corp. - Series A	24,933	1,316,213
FMC Corp.	15,850	1,136,762
LyondellBasell Industries NV	16,450	1,204,634
PPG Industries, Inc.	37,793	6,313,699
Valspar Corp. (a)	2,910	184,581

		13,723,426

Commercial Banks—2.5%
BOC Hong Kong Holdings, Ltd.	233,500	750,599
Fifth Third Bancorp	34,320	619,133
HSBC Holdings plc	89,400	968,847
Mizuho Financial Group, Inc.	835,100	1,817,735
PNC Financial Services Group, Inc.	37,457	2,713,760
Sumitomo Mitsui Financial Group, Inc. (a)	29,800	1,446,729

Commercial Banks—(Continued)
SunTrust Banks, Inc.	27,133	879,652
Wells Fargo & Co.	368,970	15,245,840
Zions Bancorp	39,174	1,074,151

		25,516,446

Commercial Services & Supplies—0.3%
Tyco International, Ltd.	91,164	3,188,917

Computers & Peripherals—0.8%
Apple, Inc.	2,724	1,298,667
Hewlett-Packard Co.	283,720	5,952,446
Western Digital Corp.	21,250	1,347,250

		8,598,363

Construction & Engineering—0.1%
Fluor Corp.	13,947	989,679

Consumer Finance—0.1%
American Express Co.	15,507	1,171,089

Containers & Packaging—0.1%
Crown Holdings, Inc. (b)	9,530	402,928
Packaging Corp. of America	15,030	858,063

		1,260,991

Diversified Financial Services—2.6%
Bank of America Corp.	188,834	2,605,909
JPMorgan Chase & Co.	414,880	21,445,147
McGraw-Hill Cos., Inc.	15,397	1,009,889
Moody’s Corp.	17,663	1,242,239
NASDAQ OMX Group, Inc.	23,062	740,060

		27,043,244

Diversified Telecommunication Services—1.9%
AT&T, Inc.	152,870	5,170,063
Bezeq Israeli Telecommunication Corp., Ltd.	293,130	539,085
CenturyLink, Inc. (a)	72,904	2,287,728
Frontier Communications Corp. (a)	687,510	2,866,917
TDC A/S	189,715	1,605,077
Telecom Italia S.p.A.	1,062,808	705,005
Telefonica Brasil S.A. (ADR)	49,220	1,104,497
Verizon Communications, Inc.	75,840	3,538,694
Windstream Holdings, Inc. (a)	175,780	1,406,240

		19,223,306

Electric Utilities—0.8%
American Electric Power Co., Inc.	55,300	2,397,255
Duke Energy Corp.	21,663	1,446,655
Fortum Oyj	50,258	1,134,083
NRG Yield, Inc. (a)	1,490	45,132
PPL Corp.	104,952	3,188,442

		8,211,567

Electrical Equipment—0.3%
Eaton Corp. plc	52,177	3,591,865

MSF-139

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—0.1%
Hoya Corp. (a)	37,700	$893,073

Energy Equipment & Services—0.3%
Noble Corp.	35,454	1,339,098
Schlumberger, Ltd.	12,207	1,078,610
Transocean, Ltd.	19,580	871,310

		3,289,018

Food & Staples Retailing—1.5%
CVS Caremark Corp.	149,143	8,463,865
Kroger Co.	118,110	4,764,558
Safeway, Inc. (a)	33,940	1,085,741
Walgreen Co.	17,553	944,351

		15,258,515

Food Products—1.9%
Danone	44,167	3,325,502
General Mills, Inc.	117,540	5,632,517
Ingredion, Inc.	13,210	874,106
J.M. Smucker Co.	1,507	158,295
Kellogg Co. (a)	10,713	629,175
Kraft Foods Group, Inc.	7,113	373,006
Mondelez International, Inc.	38,384	1,206,025
Nestle S.A.	90,024	6,305,472
Tyson Foods, Inc.	41,190	1,164,853

		19,668,951

Health Care Equipment & Supplies—1.0%
Covidien plc	60,381	3,679,618
Medtronic, Inc.	43,460	2,314,245
St. Jude Medical, Inc. (a)	70,404	3,776,471

		9,770,334

Health Care Providers & Services—0.5%
AmerisourceBergen Corp.	18,153	1,109,148
Express Scripts Holding Co. (b)	49,300	3,045,754
Quest Diagnostics, Inc. (a)	14,237	879,704

		5,034,606

Hotels, Restaurants & Leisure—0.4%
McDonald’s Corp.	25,270	2,431,227
Wynn Resorts, Ltd.	8,368	1,322,227

		3,753,454

Household Durables—0.3%
Stanley Black & Decker, Inc.	33,630	3,045,869

Household Products—0.7%
Procter & Gamble Co.	76,252	5,763,889
Reckitt Benckiser Group plc	16,018	1,172,104

		6,935,993

Independent Power Producers & Energy Traders—0.1%
NRG Energy, Inc.	34,624	946,274

Industrial Conglomerates—1.7%
3M Co.	63,274	7,555,549
Danaher Corp.	112,747	7,815,622
Siemens AG	14,365	1,731,831

		17,103,002

Insurance—4.1%
ACE, Ltd.	63,751	5,964,544
American International Group, Inc.	58,280	2,834,156
Aon plc	49,453	3,681,281
Chubb Corp.	29,550	2,637,633
Delta Lloyd NV	101,630	2,159,085
Everest Re Group, Ltd.	10,984	1,597,183
Prudential Financial, Inc.	100,470	7,834,651
SwissRe, Ltd.	11,910	985,147
Travelers Cos., Inc.	110,630	9,378,105
Validus Holdings, Ltd.	75,000	2,773,500
Zurich Financial Services AG	7,733	1,991,595

		41,836,880

Internet Software & Services—0.5%
Google, Inc. (Class A) (b)	2,928	2,564,665
Yahoo!, Inc. (b)	88,570	2,936,981

		5,501,646

IT Services—1.5%
Accenture plc	70,203	5,169,749
Fidelity National Information Services, Inc.	11,927	553,890
Fiserv, Inc. (b)	10,737	1,084,974
International Business Machines Corp.	26,743	4,952,269
Visa, Inc. (Class A)	15,020	2,870,322
Western Union Co.	37,820	705,721

		15,336,925

Leisure Equipment & Products—0.2%
Hasbro, Inc. (a)	43,038	2,028,811

Life Sciences Tools & Services—0.5%
Thermo Fisher Scientific, Inc. (a)	60,910	5,612,856

Machinery—0.7%
Cummins, Inc.	25,855	3,435,354
Illinois Tool Works, Inc.	27,133	2,069,434
Pentair, Ltd.	29,192	1,895,728

		7,400,516

Media—2.8%
Comcast Corp. (Class A)	199,240	8,641,039
Omnicom Group, Inc.	55,221	3,503,220
Regal Entertainment Group (a)	21,780	413,384
Time Warner Cable, Inc.	47,230	5,270,868
Time Warner, Inc.	27,803	1,829,715
Twenty-First Century Fox, Inc.	32,363	1,084,161
Viacom, Inc. (Class B)	23,117	1,932,119
Walt Disney Co.	97,741	6,303,317

		28,977,823

MSF-140

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Metals & Mining—0.3%
Iluka Resources, Ltd. (a)	35,981	$385,119
Rio Tinto plc	30,050	1,471,672
Vale S.A. (ADR) (a)	93,260	1,455,789

		3,312,580

Multi-Utilities—0.7%
E.ON SE	74,299	1,321,548
GDF Suez	100,751	2,532,345
PG&E Corp.	46,000	1,882,320
Public Service Enterprise Group, Inc.	45,070	1,484,155

		7,220,368

Multiline Retail—1.1%
Kohl’s Corp. (a)	42,810	2,215,417
Macy’s, Inc.	64,640	2,796,973
Target Corp.	90,190	5,770,356

		10,782,746

Office Electronics—0.2%
Canon, Inc. (a)	56,500	1,805,539

Oil, Gas & Consumable Fuels—5.6%
Anadarko Petroleum Corp.	32,684	3,039,285
Apache Corp.	41,594	3,541,313
Canadian Natural Resources, Ltd.	30,497	958,826
Chevron Corp.	88,233	10,720,309
EOG Resources, Inc.	5,570	942,890
EQT Corp.	18,993	1,685,059
Exxon Mobil Corp.	187,464	16,129,403
HollyFrontier Corp. (a)	43,400	1,827,574
Marathon Petroleum Corp.	20,850	1,341,072
Noble Energy, Inc.	52,312	3,505,427
Occidental Petroleum Corp.	53,774	5,030,020
Royal Dutch Shell plc (Class A)	90,836	3,000,448
Valero Energy Corp.	89,560	3,058,474
Williams Cos., Inc.	56,710	2,061,976

		56,842,076

Pharmaceuticals—5.4%
Abbott Laboratories	142,749	4,737,839
AbbVie, Inc.	37,528	1,678,627
Bayer AG	11,120	1,311,206
Bristol-Myers Squibb Co.	90,320	4,180,009
Eli Lilly & Co.	60,100	3,024,833
Johnson & Johnson	198,098	17,173,116
Merck & Co., Inc.	89,943	4,282,186
Pfizer, Inc.	572,793	16,444,887
Roche Holding AG	4,611	1,243,853
Teva Pharmaceutical Industries, Ltd. (ADR)	10,850	409,913
Valeant Pharmaceuticals International, Inc. (b)	9,860	1,028,694
Zoetis, Inc.	4,864	151,368

		55,666,531

Professional Services—0.0%
Dun & Bradstreet Corp. (a)	1,963	203,858

Real Estate Investment Trusts—0.4%
American Capital Agency Corp. (a)	19,220	433,795
Annaly Capital Management, Inc. (a)	121,080	1,402,107
Corio NV	15,415	663,423
Digital Realty Trust, Inc. (a)	16,310	866,061
EPR Properties (a)	17,110	833,941

		4,199,327

Road & Rail—0.2%
Canadian National Railway Co.	12,453	1,262,360
Union Pacific Corp.	6,267	973,516

		2,235,876

Semiconductors & Semiconductor Equipment—0.8%
Intel Corp.	100,160	2,295,667
Microchip Technology, Inc. (a)	117,830	4,747,371
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	79,150	1,342,384

		8,385,422

Software—1.2%
Activision Blizzard, Inc.	53,860	897,846
CA, Inc.	36,770	1,090,966
Microsoft Corp.	80,860	2,693,447
Oracle Corp.	140,197	4,650,334
Symantec Corp.	124,630	3,084,593

		12,417,186

Specialty Retail—0.4%
Advance Auto Parts, Inc.	13,030	1,077,320
Best Buy Co., Inc.	37,610	1,410,375
Staples, Inc. (a)	79,474	1,164,294

		3,651,989

Textiles, Apparel & Luxury Goods—0.1%
Hanesbrands, Inc.	17,110	1,066,124

Tobacco—2.8%
Altria Group, Inc.	109,576	3,763,935
Lorillard, Inc.	166,460	7,454,079
Philip Morris International, Inc.	202,215	17,509,797

		28,727,811

Wireless Telecommunication Services—0.3%
Vodafone Group plc	729,175	2,571,237

Total Common Stock (Identified Cost $459,391,784)		599,121,279

MSF-141

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

U.S. Treasury & Government Agencies—25.3%

Security Description	Principal Amount	Value

Agency Sponsored Mortgage-Backed—12.7%
Fannie Mae 15 Yr. 3.000%, TBA	$5,308,000	$5,480,510
Fannie Mae 15 Yr. Pool 2.500%, 02/01/28	478,336	482,051
2.500%, 05/01/28	291,812	294,078
3.000%, 03/01/27	213,501	221,267
3.000%, 04/01/27	634,252	657,376
4.500%, 04/01/18	50,816	54,010
4.500%, 06/01/18	125,870	133,720
4.500%, 07/01/18	113,458	120,568
4.500%, 03/01/19	164,357	174,652
4.500%, 06/01/19	105,643	112,282
4.500%, 04/01/20	105,104	111,682
4.500%, 07/01/20	55,441	58,934
5.000%, 11/01/17	112,457	119,932
5.000%, 02/01/18	321,153	341,837
5.000%, 12/01/18	415,235	441,945
5.000%, 07/01/19	236,127	252,957
5.000%, 07/01/20	157,247	168,486
5.000%, 08/01/20	71,464	76,573
5.000%, 12/01/20	262,585	280,716
5.500%, 11/01/17	181,082	190,717
5.500%, 12/01/17	25,258	26,586
5.500%, 01/01/18	150,723	158,713
5.500%, 02/01/18	116,366	122,589
5.500%, 06/01/19	224,880	241,321
5.500%, 07/01/19	184,955	198,018
5.500%, 08/01/19	56,614	60,673
5.500%, 09/01/19	196,202	210,064
5.500%, 01/01/21	83,503	90,416
5.500%, 03/01/21	29,099	31,509
6.000%, 07/01/16	41,475	43,099
6.000%, 01/01/17	28,225	29,536
6.000%, 02/01/17	76,499	81,045
6.000%, 07/01/17	113,288	120,176
6.000%, 08/01/17	12,470	13,261
6.000%, 09/01/17	111,521	117,967
6.000%, 03/01/18	12,030	12,763
6.000%, 11/01/18	67,942	72,421
6.000%, 01/01/21	104,278	113,538
6.000%, 05/01/21	44,124	47,798
Fannie Mae 20 Yr. Pool 6.000%, 11/01/25	48,680	53,644
Fannie Mae 30 Yr. 4.000%, TBA	7,684,000	8,037,417
4.500%, TBA	2,418,000	2,575,170
Fannie Mae 30 Yr. Pool 3.500%, 11/01/41	147,323	150,168
3.500%, 01/01/42	1,194,678	1,217,899
3.500%, 04/01/43	1,338,227	1,363,370
3.500%, 05/01/43	2,754,275	2,805,976
3.500%, 06/01/43	856,000	872,024
3.500%, 07/01/43	2,153,491	2,193,853
3.500%, 09/01/43	5,225,877	5,323,830
4.000%, 02/01/41	281,223	295,157
4.500%, 08/01/33	437,576	468,577

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool 4.500%, 03/01/34	1,344,054	1,438,152
4.500%, 08/01/40	110,204	118,274
4.500%, 02/01/41	595,226	639,091
4.500%, 04/01/41	618,718	664,068
5.000%, 11/01/33	259,828	282,551
5.000%, 03/01/34	216,512	235,423
5.000%, 05/01/34	93,899	101,906
5.000%, 08/01/34	94,488	102,549
5.000%, 09/01/34	346,473	376,190
5.000%, 01/01/35	103,306	111,913
5.000%, 06/01/35	272,459	295,899
5.000%, 07/01/35	1,390,423	1,508,999
5.000%, 08/01/35	241,181	261,545
5.000%, 09/01/35	161,913	175,736
5.000%, 10/01/35	697,573	756,621
5.000%, 08/01/36	103,719	112,534
5.000%, 07/01/39	773,946	845,977
5.000%, 10/01/39	445,885	491,019
5.000%, 11/01/39	169,215	185,006
5.000%, 11/01/40	238,756	259,833
5.000%, 01/01/41	101,216	110,241
5.000%, 03/01/41	138,366	150,830
5.500%, 02/01/33	134,638	146,970
5.500%, 05/01/33	18,819	20,663
5.500%, 06/01/33	409,652	448,893
5.500%, 07/01/33	427,309	466,884
5.500%, 11/01/33	267,610	292,390
5.500%, 12/01/33	55,335	60,274
5.500%, 01/01/34	284,679	312,397
5.500%, 02/01/34	401,558	440,641
5.500%, 03/01/34	95,603	106,250
5.500%, 04/01/34	105,663	116,789
5.500%, 05/01/34	723,512	796,596
5.500%, 06/01/34	848,601	928,330
5.500%, 07/01/34	311,040	340,520
5.500%, 09/01/34	1,099,903	1,205,620
5.500%, 10/01/34	1,369,864	1,501,047
5.500%, 11/01/34	1,548,370	1,691,174
5.500%, 12/01/34	850,114	932,865
5.500%, 01/01/35	792,351	869,389
5.500%, 02/01/35	77,878	86,156
5.500%, 04/01/35	136,105	148,359
5.500%, 07/01/35	106,077	115,731
5.500%, 08/01/35	64,910	70,670
5.500%, 09/01/35 (c)	444,440	491,931
6.000%, 02/01/32	280,640	310,181
6.000%, 03/01/34	49,145	54,537
6.000%, 04/01/34	492,680	539,858
6.000%, 06/01/34	620,258	687,324
6.000%, 07/01/34	584,622	642,522
6.000%, 08/01/34	952,083	1,043,938
6.000%, 10/01/34	484,090	534,763
6.000%, 11/01/34	61,852	67,748
6.000%, 12/01/34	48,920	54,117
6.000%, 08/01/35	125,983	139,437

MSF-142

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool 6.000%, 09/01/35 (c)	$160,823	$176,741
6.000%, 10/01/35	248,305	275,192
6.000%, 11/01/35	46,900	51,801
6.000%, 12/01/35	269,074	295,571
6.000%, 02/01/36	245,889	272,378
6.000%, 04/01/36	332,336	363,801
6.000%, 06/01/36	120,156	131,894
6.000%, 07/01/37	350,087	384,574
6.500%, 06/01/31	87,311	98,504
6.500%, 07/01/31	23,434	26,030
6.500%, 08/01/31	16,764	18,689
6.500%, 09/01/31	88,566	98,077
6.500%, 02/01/32	52,179	57,690
6.500%, 07/01/32	216,369	244,651
6.500%, 08/01/32	209,895	237,695
6.500%, 01/01/33	84,028	92,882
6.500%, 04/01/34	128,049	145,328
6.500%, 06/01/34	61,105	68,885
6.500%, 08/01/34	94,355	106,188
6.500%, 04/01/36	55,424	62,287
6.500%, 05/01/36	168,934	189,763
6.500%, 02/01/37	347,257	384,793
6.500%, 05/01/37	216,858	240,406
6.500%, 07/01/37	196,511	217,189
7.500%, 10/01/29	16,809	18,390
7.500%, 02/01/30	16,470	18,394
7.500%, 11/01/31	92,670	108,389
7.500%, 02/01/32	20,851	25,368
Fannie Mae ACES 2.578%, 09/25/18	500,000	515,946
Fannie Mae Pool 3.800%, 02/01/18	139,837	149,643
3.849%, 07/01/18	194,530	210,670
3.910%, 02/01/18	202,798	219,582
4.600%, 09/01/19	134,357	148,801
4.629%, 05/01/14	409,160	411,704
4.757%, 02/01/14 (c)	404,099	403,265
4.826%, 08/01/14 (c)	732,632	742,188
4.880%, 03/01/20	286,738	314,363
4.940%, 08/01/15	50,000	52,657
5.370%, 05/01/18	627,826	715,330
5.463%, 11/01/15 (c)	382,356	409,679
5.661%, 02/01/16 (c)	211,419	229,466
5.724%, 07/01/16 (c)	258,913	286,413
FHLMC Multifamily Structured Pass-Through Certificates 1.426%, 08/25/17	250,000	250,816
1.869%, 11/25/19	363,000	353,166
2.303%, 09/25/18	176,087	178,379
2.412%, 08/25/18	458,000	467,501
3.154%, 02/25/18	118,000	124,553
3.320%, 02/25/23	186,000	186,586
3.808%, 08/25/20	1,030,000	1,093,988
3.882%, 11/25/17 (c)	332,556	360,379
5.085%, 03/25/19 (c)	1,226,000	1,398,263

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 15 Yr. Gold Pool 4.500%, 05/01/18	52,376	55,357
4.500%, 08/01/18	114,112	120,612
4.500%, 11/01/18	123,587	130,625
4.500%, 01/01/19	245,382	259,413
4.500%, 08/01/19	12,937	13,672
4.500%, 02/01/20	88,425	93,668
4.500%, 08/01/24	725,288	766,560
5.000%, 12/01/17	3,467	3,672
5.000%, 05/01/18	47,115	49,905
5.000%, 09/01/18	134,763	142,820
5.500%, 01/01/19	43,185	46,367
5.500%, 04/01/19	19,052	20,077
5.500%, 06/01/19	18,592	19,966
5.500%, 07/01/19	27,119	29,046
5.500%, 08/01/19	15,110	16,158
5.500%, 02/01/20	12,058	12,918
6.000%, 04/01/16	4,335	4,505
6.000%, 04/01/17	28,185	29,818
6.000%, 07/01/17	18,496	19,386
6.000%, 10/01/17	22,411	23,512
6.000%, 08/01/19	133,538	144,190
6.000%, 09/01/19	47,115	50,605
6.000%, 11/01/19	57,877	61,970
6.000%, 05/01/21	54,728	59,557
6.000%, 10/01/21	85,095	92,670
Freddie Mac 20 Yr. Gold Pool 5.500%, 10/01/24	115,766	126,309
5.500%, 06/01/25	217,282	237,325
5.500%, 07/01/25	113,546	124,075
5.500%, 08/01/25	168,486	184,275
6.000%, 02/01/23	197,305	215,225
6.000%, 12/01/25	80,493	87,984
6.000%, 02/01/26	61,920	67,619
Freddie Mac 30 Yr. 3.500%, TBA	4,374,000	4,439,610
Freddie Mac 30 Yr. Gold Pool 3.000%, 10/01/42	2,295,231	2,235,976
3.000%, 04/01/43	1,992,616	1,941,481
3.000%, 05/01/43	1,791,707	1,746,094
3.500%, 02/01/42	1,002,174	1,018,608
3.500%, 04/01/42	598,487	609,208
3.500%, 12/01/42	1,613,705	1,640,648
3.500%, 01/01/43	505,596	513,559
3.500%, 04/01/43	423,644	430,728
3.500%, 07/01/43	595,779	605,195
4.000%, 11/01/40	1,581,009	1,653,230
4.000%, 01/01/41	2,137,140	2,234,768
4.500%, 04/01/35	76,404	81,638
4.500%, 07/01/39	659,547	701,896
4.500%, 09/01/39	331,801	353,040
4.500%, 10/01/39	199,025	211,825
5.000%, 09/01/33	529,496	573,769
5.000%, 03/01/34	118,489	129,383
5.000%, 04/01/34	92,528	100,303
5.000%, 08/01/35	142,195	153,495

MSF-143

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 5.000%, 10/01/35	$362,130	$389,953
5.000%, 11/01/35	257,839	278,135
5.000%, 12/01/36	166,508	179,714
5.000%, 07/01/39	1,192,328	1,284,799
5.500%, 12/01/33	547,653	600,652
5.500%, 01/01/34	372,524	406,514
5.500%, 04/01/34	99,126	109,215
5.500%, 11/01/34	82,991	90,592
5.500%, 12/01/34	123,253	134,683
5.500%, 05/01/35	52,232	56,588
5.500%, 09/01/35	105,192	114,043
5.500%, 10/01/35	160,327	176,076
6.000%, 04/01/34	139,958	154,626
6.000%, 07/01/34	81,849	89,653
6.000%, 08/01/34	635,552	696,611
6.000%, 09/01/34	13,617	14,847
6.000%, 07/01/35	113,709	125,478
6.000%, 08/01/35	125,064	137,947
6.000%, 11/01/35	284,201	311,055
6.000%, 03/01/36	132,109	145,348
6.000%, 10/01/36	142,272	156,830
6.000%, 03/01/37	16,590	18,061
6.000%, 05/01/37	165,163	181,090
6.000%, 06/01/37	217,669	238,739
6.500%, 05/01/34	47,016	52,724
6.500%, 06/01/34	100,366	113,140
6.500%, 08/01/34	301,624	340,742
6.500%, 10/01/34	187,507	207,679
6.500%, 11/01/34	48,608	53,768
6.500%, 05/01/37	160,442	179,032
6.500%, 07/01/37	251,675	280,326
Ginnie Mae I 30 Yr. Pool 3.000%, 02/15/43	755,096	745,701
3.500%, 12/15/41	453,400	467,968
3.500%, 02/15/42	310,371	319,850
4.500%, 09/15/33	183,738	198,852
4.500%, 11/15/39	768,249	828,297
4.500%, 03/15/40	603,463	660,381
4.500%, 04/15/40	946,594	1,024,137
4.500%, 06/15/40	365,666	396,484
5.000%, 03/15/34	69,066	75,763
5.000%, 06/15/34	120,714	132,419
5.000%, 12/15/34	72,544	79,579
5.000%, 06/15/35	20,812	22,638
5.500%, 11/15/32	255,515	280,051
5.500%, 08/15/33	765,051	846,831
5.500%, 12/15/33	310,882	347,803
5.500%, 09/15/34	295,512	326,542
5.500%, 10/15/35	53,161	58,865
6.000%, 12/15/28	70,013	77,433
6.000%, 12/15/31	88,348	100,890
6.000%, 03/15/32	4,013	4,431
6.000%, 10/15/32	257,431	288,054
6.000%, 01/15/33	85,688	94,678
6.000%, 02/15/33	3,760	4,206

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae I 30 Yr. Pool 6.000%, 04/15/33	329,063	368,164
6.000%, 08/15/33	2,571	2,877
6.000%, 07/15/34	222,482	248,648
6.000%, 09/15/34	72,223	79,770
6.000%, 01/15/38	306,890	342,372
Ginnie Mae II 30 Yr. Pool 3.000%, 06/20/43	1,556,743	1,540,993
3.000%, 07/20/43	935,573	926,107
3.500%, 06/20/43	2,227,489	2,301,472
3.500%, 07/20/43	2,778,899	2,871,232
4.000%, 01/20/41	2,224,870	2,365,084
4.000%, 02/20/41	546,893	581,344
4.000%, 04/20/41	414,883	441,412
4.000%, 02/20/42	1,011,083	1,072,237
4.500%, 07/20/33	36,404	39,600
4.500%, 09/20/33	24,857	27,032
4.500%, 12/20/34	19,877	21,620
4.500%, 03/20/35	113,499	123,450
4.500%, 01/20/41	616,419	667,131
4.500%, 06/20/41	310,161	334,769
5.000%, 07/20/33	83,904	92,031
6.000%, 01/20/35	87,399	98,682
6.000%, 02/20/35	44,410	51,043
6.000%, 04/20/35	67,720	75,137

		129,504,115

Federal Agencies—0.1%
The Financing Corp. 9.650%, 11/02/18	430,000	592,965

U.S. Treasury—12.5%
U.S. Treasury Bonds 4.500%, 02/15/36	293,000	338,598
4.500%, 08/15/39	16,876,000	19,483,865
5.000%, 05/15/37	1,509,000	1,864,558
5.250%, 02/15/29 (a)	16,000	20,003
5.375%, 02/15/31 (a)	887,000	1,131,202
6.250%, 08/15/23	80,000	105,875
8.500%, 02/15/20 (a)	1,104,000	1,553,880
U.S. Treasury Notes 0.500%, 08/15/14	3,838,000	3,850,892
0.875%, 12/31/16 (a)	16,276,000	16,331,957
1.875%, 02/28/14	2,369,800	2,387,666
2.125%, 05/31/15	36,665,000	37,797,875
2.625%, 02/29/16 (a)	800,000	842,000
2.750%, 02/15/19 (a)	2,524,100	2,685,799
3.125%, 05/15/19	6,086,000	6,594,278
3.125%, 05/15/21	18,919,000	20,219,681
3.500%, 05/15/20 (a)	7,140,000	7,874,078
3.750%, 11/15/18 (a)	2,067,000	2,306,158
4.125%, 05/15/15	125,000	132,827
4.750%, 08/15/17	2,444,000	2,793,798

		128,314,990

Total U.S. Treasury & Government Agencies (Identified Cost $249,321,265)		258,412,070

MSF-144

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—11.0%

Security Description	Principal Amount	Value

Aerospace & Defense—0.1%
BAE Systems Holdings, Inc. 5.200%, 08/15/15 (144A)	$756,000	$807,653
United Technologies Corp. 3.100%, 06/01/22 (a)	420,000	413,169

		1,220,822

Agriculture—0.2%
Altria Group, Inc. 2.850%, 08/09/22	1,020,000	934,181
B.A.T. International Finance plc 3.250%, 06/07/22 (144A)	1,026,000	1,001,858

		1,936,039

Auto Manufacturers—0.1%
Volkswagen International Finance NV 2.375%, 03/22/17 (144A)	857,000	878,420

Banks—3.0%
ABN Amro Bank NV 2.035%, 01/30/14 (144A) (c)	1,040,000	1,045,080
Achmea Hypotheekbank NV 3.200%, 11/03/14 (144A) (c)	541,000	557,403
Banco Bradesco S.A. 6.750%, 09/29/19 (144A)	613,000	662,040
Banco de Credito del Peru 5.375%, 09/16/20 (a)	835,000	839,175
Bank of America Corp. 5.490%, 03/15/19	696,000	759,492
7.375%, 05/15/14	510,000	530,825
7.625%, 06/01/19	710,000	870,647
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 4.100%, 09/09/23 (144A) (a)	890,000	903,652
Bank One Corp. 8.000%, 04/29/27	100,000	128,640
BBVA Bancomer S.A. 6.750%, 09/30/22 (144A)	810,000	838,350
BNP Paribas S.A. 7.195%, 12/31/49 (144A) (c)	500,000	501,875
BPCE S.A. 12.500%, 12/31/49 (a) (c)	922,000	1,159,415
Capital One Financial Corp. 6.150%, 09/01/16	1,330,000	1,481,157
Citigroup, Inc. 2.500%, 09/26/18	580,000	576,779
3.375%, 03/01/23	351,000	334,000
Citigroup, Inc. 5.000%, 09/15/14	1,105,000	1,146,651
Commonwealth Bank of Australia 5.000%, 10/15/19 (144A)	710,000	798,264
Credit Suisse 5.500%, 05/01/14	950,000	978,058
Credit Suisse AG 6.500%, 08/08/23 (144A)	830,000	840,375
Goldman Sachs Group, Inc. 5.625%, 01/15/17	1,351,000	1,488,187

Banks—(Continued)
HSBC Holdings plc 5.100%, 04/05/21	679,000	747,941
ING Bank NV 3.750%, 03/07/17 (144A)	829,000	870,699
5.800%, 09/25/23 (144A)	1,076,000	1,086,756
JPMorgan Chase & Co. 3.250%, 09/23/22	262,000	247,169
6.300%, 04/23/19	1,210,000	1,417,664
KFW 4.875%, 06/17/19	1,290,000	1,493,820
Morgan Stanley 6.625%, 04/01/18	2,030,000	2,356,743
PNC Funding Corp. 5.625%, 02/01/17	1,080,000	1,203,939
Royal Bank of Scotland Group plc 2.550%, 09/18/15	247,000	252,300
Santander U.S. Debt S.A.U. 3.781%, 10/07/15 (144A)	500,000	509,972
Svenska Handelsbanken AB 4.875%, 06/10/14 (144A)	970,000	999,604
Swedbank AB 2.125%, 09/29/17 (144A)	231,000	232,902
U.S. Bancorp 7.500%, 06/01/26	400,000	510,031
Wachovia Corp. 5.250%, 08/01/14	924,000	959,431
Wells Fargo & Co. 2.100%, 05/08/17	990,000	1,010,733

		30,339,769

Beverages—0.2%
Anheuser-Busch InBev Worldwide, Inc. 8.000%, 11/15/39	1,020,000	1,478,640
Diageo Capital plc 2.625%, 04/29/23	1,020,000	939,494

		2,418,134

Commercial Services—0.1%
ERAC USA Finance, LLC 7.000%, 10/15/37 (144A)	1,115,000	1,321,138

Computers—0.0%
Apple, Inc. 3.850%, 05/04/43	370,000	310,043

Construction & Engineering—0.0%
ABB Finance USA, Inc. 2.875%, 05/08/22	309,000	298,396

Diversified Financial Services—0.5%
American Express Co. 5.500%, 09/12/16	960,000	1,073,808
Asian Development Bank 1.125%, 03/15/17	574,000	576,755
2.750%, 05/21/14	970,000	985,491

MSF-145

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount	Value

Diversified Financial Services—(Continued)
General Electric Capital Corp. 3.100%, 01/09/23	$481,000	$449,966
Toyota Motor Credit Corp. 3.200%, 06/17/15	630,000	658,908
3.400%, 09/15/21	880,000	886,883
ZFS Finance USA Trust V 6.500%, 05/09/67 (144A) (c)	491,000	514,323

		5,146,134

Electric—0.6%
GG1C Funding Corp. 5.129%, 01/15/14 (144A) (d)	132,568	133,048
MidAmerican Funding, LLC 6.927%, 03/01/29	699,000	858,552
Oncor Electric Delivery Co., LLC 7.000%, 09/01/22	795,000	982,544
Pacific Gas & Electric Co. 4.600%, 06/15/43	880,000	820,384
PPL Capital Funding, Inc. 3.400%, 06/01/23 (a)	880,000	820,054
Progress Energy, Inc. 3.150%, 04/01/22	1,083,000	1,035,551
PSEG Power, LLC 5.320%, 09/15/16	989,000	1,094,776
W3A Funding Corp. 8.090%, 01/02/17	362,191	361,772

		6,106,681

Food—0.1%
ConAgra Foods, Inc. 3.200%, 01/25/23	516,000	482,728
Kraft Foods Group, Inc. 3.500%, 06/06/22	412,000	406,905

		889,633

Healthcare Products—0.3%
Baxter International, Inc. 3.200%, 06/15/23	610,000	595,172
CareFusion Corp. 6.375%, 08/01/19	1,110,000	1,271,215
Hospira, Inc. 6.050%, 03/30/17 (c)	979,000	1,073,964

		2,940,351

Healthcare Services—0.2%
Roche Holdings, Inc. 6.000%, 03/01/19 (144A)	1,183,000	1,405,832
WellPoint, Inc. 3.300%, 01/15/23	600,000	565,566

		1,971,398

Household Products—0.1%
Reckitt Benckiser Treasury Services plc 3.625%, 09/21/23 (144A)	1,070,000	1,077,824

Insurance—0.6%
ACE INA Holdings, Inc. 2.700%, 03/13/23	1,000,000	938,645
Allstate Corp. 5.750%, 08/15/53	318,000	310,050
American International Group, Inc. 4.875%, 06/01/22	1,770,000	1,898,787
Marsh & McLennan Cos., Inc. 4.800%, 07/15/21 (a)	920,000	994,335
The Chubb Corp. 6.375%, 03/29/67 (c)	1,510,000	1,619,475

		5,761,292

Internet—0.1%
Baidu, Inc. 3.500%, 11/28/22 (a)	1,110,000	1,015,112
eBay, Inc. 1.350%, 07/15/17	290,000	287,985

		1,303,097

Investment Companies—0.2%
Temasek Financial I, Ltd. 2.375%, 01/23/23 (144A)	1,790,000	1,638,276

Machinery—0.1%
Atlas Copco AB 5.600%, 05/22/17 (144A)	910,000	1,022,380

Media—0.4%
Comcast Corp. 2.850%, 01/15/23 (a)	990,000	938,793
DIRECTV Financing Co., Inc. 4.600%, 02/15/21	550,000	551,772
Discovery Communications LLC 4.875%, 04/01/43	620,000	572,076
News America, Inc. 8.500%, 02/23/25	722,000	909,273
Time Warner Entertainment Co., L.P. 8.375%, 07/15/33	1,240,000	1,351,815

		4,323,729

Mining—0.3%
Corp. Nacional del Cobre de Chile 3.750%, 11/04/20 (144A)	290,000	287,903
Freeport-McMoRan Copper & Gold, Inc. 3.875%, 03/15/23 (144A)	1,010,000	931,174
Rio Tinto Finance plc 3.500%, 03/22/22 (a)	900,000	869,992
Vale Overseas, Ltd. 4.625%, 09/15/20	298,000	301,486
6.875%, 11/10/39	233,000	235,901

		2,626,456

Miscellaneous Manufacturing—0.1%
General Electric Co. 2.700%, 10/09/22	800,000	754,602

MSF-146

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount	Value

Oil & Gas—1.2%
Apache Corp. 3.250%, 04/15/22	$421,000	$412,156
4.750%, 04/15/43	321,000	303,853
BP Capital Markets plc 4.500%, 10/01/20	306,000	330,609
4.742%, 03/11/21	847,000	918,403
CNOOC Finance 2012, Ltd. 3.875%, 05/02/22 (144A)	1,010,000	984,591
EOG Resources, Inc. 2.625%, 03/15/23	302,000	278,192
Gazprom OAO Via Gaz Capital S.A. 3.850%, 02/06/20 (144A)	286,000	272,415
Hess Corp. 8.125%, 02/15/19	300,000	373,322
Husky Energy, Inc. 5.900%, 06/15/14	771,000	798,843
7.250%, 12/15/19	787,000	963,440
Petro-Canada 6.050%, 05/15/18	1,664,000	1,939,781
Petrobras Global Finance BV 2.408%, 01/15/19 (c)	625,000	613,125
Petrobras International Finance Co. 5.375%, 01/27/21 (a)	380,000	381,742
6.750%, 01/27/41	276,000	266,897
Petroleos Mexicanos 8.000%, 05/03/19	759,000	916,493
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.832%, 09/30/16 (144A)	501,490	531,579
Statoil ASA 7.750%, 06/15/23	100,000	131,339
Total Capital International S.A. 1.550%, 06/28/17	1,239,000	1,245,300
Transocean, Inc. 3.800%, 10/15/22 (a)	505,000	475,504

		12,137,584

Pharmaceuticals—0.4%
AbbVie, Inc. 1.200%, 11/06/15	1,850,000	1,856,693
Express Scripts Holding Co. 2.650%, 02/15/17	1,280,000	1,319,629
Teva Pharmaceutical Finance IV BV 3.650%, 11/10/21	1,270,000	1,260,527

		4,436,849

Pipelines—0.5%
Energy Transfer Partners, L.P. 3.600%, 02/01/23	558,000	519,769
4.900%, 02/01/24	450,000	457,294
Enterprise Products Operating, LLC 6.500%, 01/31/19	908,000	1,076,560
Kinder Morgan Energy Partners, L.P. 4.150%, 02/01/24 (a)	691,000	678,035
7.750%, 03/15/32	625,000	766,633

Pipelines—(Continued)
Spectra Energy Capital, LLC 8.000%, 10/01/19	1,253,000	1,523,785

		5,022,076

Real Estate—0.1%
WEA Finance, LLC 4.625%, 05/10/21 (a)	990,000	1,044,313
6.750%, 09/02/19 (144A)	262,000	311,522

		1,355,835

Real Estate Investment Trusts—0.5%
American Tower Trust I 3.070%, 03/15/48 (144A)	1,000,000	945,889
Boston Properties, L.P. 5.000%, 06/01/15	200,000	213,300
ERP Operating, L.P. 4.625%, 12/15/21	896,000	945,846
5.375%, 08/01/16	260,000	288,675
HCP, Inc. 5.375%, 02/01/21	734,000	798,632
Simon Property Group, L.P. 5.875%, 03/01/17	1,328,000	1,498,844

		4,691,186

Retail—0.5%
Gap, Inc. 5.950%, 04/12/21	620,000	686,963
Home Depot, Inc. 3.750%, 02/15/24	600,000	607,225
5.950%, 04/01/41	278,000	325,489
Limited Brands, Inc. 5.250%, 11/01/14	370,000	383,875
Target Corp. 4.000%, 07/01/42 (a)	1,023,000	908,901
Wal-Mart Stores, Inc. 5.250%, 09/01/35	1,830,000	1,960,969

		4,873,422

Telecommunications—0.5%
Crown Castle Towers, LLC 4.883%, 08/15/40 (144A)	370,000	392,633
6.113%, 01/15/40 (144A)	711,000	804,186
Rogers Communications, Inc. 6.800%, 08/15/18	1,483,000	1,771,218
State Grid Overseas Investment 2013, Ltd. 1.750%, 05/22/18 (144A) (a)	486,000	473,893
Telecom Italia Capital S.A. 5.250%, 11/15/13 (a)	753,000	756,401
Verizon Communications, Inc. 6.400%, 09/15/33	1,271,000	1,411,462

		5,609,793

MSF-147

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount	Value

Transportation—0.0%
Norfolk Southern Corp. 4.837%, 10/01/41	$402,000	$395,041

Total Corporate Bonds & Notes (Identified Cost $108,504,594)		112,806,400

Mortgage-Backed Securities—1.9%

Collateralized-Mortgage Obligation—0.0%
BlackRock Capital Finance, L.P. 7.750%, 09/25/26 (144A)	59,929	6,835

Commercial Mortgage-Backed Securities—1.9%
Credit Suisse Mortgage Capital Certificates 5,695%, 09/15/40 (c)	1,735,738	1,938,490
General Electric Capital Assurance Co. 5.743%, 05/12/35 (144A) (d)	35,000	40,211
Greenwich Capital Commercial Funding Corp. 5.475%, 03/10/39	3,025,000	3,187,288
GS Mortgage Securities Trust 5.993%, 08/10/45 (c)	3,539,527	3,926,061
JPMorgan Chase Commercial Mortgage Securities Trust 5.382%, 05/15/41 (c)	905,141	915,409
5.475%, 04/15/43 (c)	149,485	162,418
6.003%, 06/15/49 (c)	2,207,157	2,482,498
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.810%, 06/12/50 (c)	2,071,962	2,313,613
Morgan Stanley Capital I 1.113%, 11/15/30 (144A) (c) (e)	1,857,656	56,499
Spirit Master Funding, LLC 5.050%, 07/20/23 (144A) (d)	841,943	850,362
Wachovia Bank Commercial Mortgage Trust 5.936%, 06/15/49 (c)	1,131,867	1,259,763
6.123%, 02/15/51 (c)	1,500,000	1,657,634

		18,790,246

Total Mortgage-Backed Securities (Identified Cost $18,148,926)		18,797,081

Foreign Government—0.7%

Sovereign—0.7%
Egypt Government AID Bonds 4.450%, 09/15/15	1,903,000	2,047,729
Iceland Government International Bond 4.875%, 06/16/16 (144A)	970,000	1,014,620
Mexico Government International Bond 4.750%, 03/08/44	1,375,000	1,244,375
Peruvian Government International Bond 7.350%, 07/21/25	103,000	131,582

Sovereign—(Continued)
Russian Foreign Bond 3.625%, 04/29/15 (d)	2,100,000	2,181,900
Societe Financement de l’Economie Francaise 3.375%, 05/05/14 (144A)	730,000	743,213

Total Foreign Government (Identified Cost $7,276,594)		7,363,419

Asset-Backed Securities—0.4%

Asset Backed—Home Equity—0.2%
Bayview Financial Revolving Mortgage Loan Trust 5.621%, 12/28/40 (144A) (c) (d)	940,898	452,324
GMAC Mortgage Corp. Loan Trust 5.874%, 10/25/36 (c)	454,569	440,062
Residential Funding Mortgage Securities II, Inc. 5.320%, 12/25/35 (c)	1,109,162	762,621

		1,655,007

Asset Backed - Other—0.2%
Capital Trust Re CDO, Ltd. 5.160%, 06/25/35 (144A)	182,661	187,282
Race Point IV CLO, Ltd. 0.465%, 08/01/21 (144A) (c)	830,000	818,431
Small Business Administration Participation Certificates 4.350%, 07/01/23	577,924	615,952
4.770%, 04/01/24	34,125	36,544
4.950%, 03/01/25	189,773	203,364
4.990%, 09/01/24	107,563	117,315
5.110%, 08/01/25 (c)	291,689	318,347
5.180%, 05/01/24 (c)	56,522	61,596
5.520%, 06/01/24 (c)	164,759	180,744

		2,539,575

Total Asset-Backed Securities (Identified Cost $4,923,310)		4,194,582

Preferred Stock—0.4%

Automobiles—0.2%
General Motors Co.	35,920	1,801,388

Electric Utilities—0.2%
Cia Energetica de Minas Gerais	119,800	1,040,000
PPL Corp.	27,620	1,484,023

		2,524,023

Total Preferred Stock (Identified Cost $4,448,345)		4,325,411

MSF-148

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Municipal Bonds & Notes—0.2%

Security Description	Shares/ Principal Amount	Value

Municipal Agency—0.2%
New Jersey State Turnpike Authority 7.414%, 01/01/40	$1,050,000	$1,370,408

Total Municipal Bonds & Notes (Identified Cost $1,092,733)		1,370,408

Convertible Preferred Stock—0.0%

Aerospace & Defense—0.0%
United Technologies Corp. (a)	5,027	325,699

Total Convertible Preferred Stock (Identified Cost $253,156)		325,699

Short Term Investments—10.7%

Mutual Funds—7.6%
State Street Navigator Securities Lending MET Portfolio (f)	77,440,740	77,440,740

Repurchase Agreement—3.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/13 at 0.000% to be repurchased at $32,059,000 on 10/01/13, collateralized by $32,660,000 U.S. Treasury Note at 0.250% due 06/30/14 with a value of $32,700,825	32,059,000	32,059,000

Total Short Term Investments (Identified Cost $109,499,740)		109,499,740

Total Investments—109.1% (Identified Cost $962,860,447) (g)		1,116,216,089
Other assets and liabilities (net)—(9.1)%		(92,644,622)

Net Assets 100.0%		$1,023,571,467

(a)	All or a portion of the security was on loan. As of September 30, 2013, the market value of securities loaned was $76,309,548 and the collateral received consisted of cash in the amount of $77,440,740 and non-cash collateral with a value of $1,381,773. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-Income Producing.
(c)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2013.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2013, the market value of restricted securities was $3,657,845 which is 0.4% of net assets. See details below.
(e)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments. The principal amount shown reflects the notional amount of the security.
(f)	Represents investment of cash collateral received from securities lending transactions.
(g)	As of September 30, 2013, the aggregate cost of investments was $962,860,447. The aggregate unrealized appreciation and depreciation of investments was $164,308,642 and $(10,953,000), respectively, resulting in net unrealized appreciation of $153,355,642.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2013, the market value of 144A securities was $29,753,286, which is 2.9% of net assets.
(ACES)—	Alternative Credit Enhancement Securities.
(CDO)—	Collateralized Debt Obligation.
(CLO)—	Collateralized Loan Obligation.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.

Restricted Securities

Security Description	Acquisition Date	Principal Amount	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust (5.621%, 12/28/40)	03/01/06	$940,898	$950,080	$452,324
General Electric Capital Assurance Co. (5.743%, 05/12/35)	09/23/03	35,000	35,175	40,211
GG1C Funding Corp. (5.129%, 01/15/14)	04/20/04	132,568	133,378	133,048
Russian Foreign Bond (3.625%, 04/29/15)	04/22/10	2,100,000	2,095,733	2,181,900
Spirit Master Funding, LLC (5.050%, 07/20/23)	10/04/05	841,943	856,050	850,362

MSF-149

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1- unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$34,452,143	$—	$—	$34,452,143
Air Freight & Logistics	4,861,249	—	—	4,861,249
Airlines	1,057,775	—	—	1,057,775
Auto Components	15,253,893	—	—	15,253,893
Automobiles	3,606,712	—	—	3,606,712
Beverages	3,023,227	5,350,899	—	8,374,126
Capital Markets	27,513,272	—	—	27,513,272
Chemicals	13,723,426	—	—	13,723,426
Commercial Banks	20,532,536	4,983,910	—	25,516,446
Commercial Services & Supplies	3,188,917	—	—	3,188,917
Computers & Peripherals	8,598,363	—	—	8,598,363
Construction & Engineering	989,679	—	—	989,679
Consumer Finance	1,171,089	—	—	1,171,089
Containers & Packaging	1,260,991	—	—	1,260,991
Diversified Financial Services	27,043,244	—	—	27,043,244
Diversified Telecommunication Services	16,374,139	2,849,167	—	19,223,306
Electric Utilities	7,077,484	1,134,083	—	8,211,567
Electrical Equipment	3,591,865	—	—	3,591,865
Electronic Equipment, Instruments & Components	—	893,073	—	893,073
Energy Equipment & Services	3,289,018	—	—	3,289,018
Food & Staples Retailing	15,258,515	—	—	15,258,515
Food Products	10,037,977	9,630,974	—	19,668,951
Health Care Equipment & Supplies	9,770,334	—	—	9,770,334
Health Care Providers & Services	5,034,606	—	—	5,034,606
Hotels, Restaurants & Leisure	3,753,454	—	—	3,753,454
Household Durables	3,045,869	—	—	3,045,869
Household Products	5,763,889	1,172,104	—	6,935,993
Independent Power Producers & Energy Traders	946,274	—	—	946,274
Industrial Conglomerates	15,371,171	1,731,831	—	17,103,002
Insurance	36,701,053	5,135,827	—	41,836,880
Internet Software & Services	5,501,646	—	—	5,501,646
IT Services	15,336,925	—	—	15,336,925
Leisure Equipment & Products	2,028,811	—	—	2,028,811
Life Sciences Tools & Services	5,612,856	—	—	5,612,856
Machinery	7,400,516	—	—	7,400,516
Media	28,977,823	—	—	28,977,823
Metals & Mining	1,455,789	1,856,791	—	3,312,580
Multi-Utilities	3,366,475	3,853,893	—	7,220,368

MSF-150

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Multiline Retail	$10,782,746	$—	$—	$10,782,746
Office Electronics	—	1,805,539	—	1,805,539
Oil, Gas & Consumable Fuels	53,841,628	3,000,448	—	56,842,076
Pharmaceuticals	53,111,472	2,555,059	—	55,666,531
Professional Services	203,858	—	—	203,858
Real Estate Investment Trusts	3,535,904	663,423	—	4,199,327
Road & Rail	2,235,876	—	—	2,235,876
Semiconductors & Semiconductor Equipment	8,385,422	—	—	8,385,422
Software	12,417,186	—	—	12,417,186
Specialty Retail	3,651,989	—	—	3,651,989
Textiles, Apparel & Luxury Goods	1,066,124	—	—	1,066,124
Tobacco	28,727,811	—	—	28,727,811
Wireless Telecommunication Services	—	2,571,237	—	2,571,237
Total Common Stock	549,933,021	49,188,258	—	599,121,279
Total U.S. Treasury & Government Agencies*	—	258,412,070	—	258,412,070
Total Corporate Bonds & Notes*	—	112,806,400	—	112,806,400
Total Mortgage-Backed Securities*	—	18,797,081	—	18,797,081
Total Foreign Government*	—	7,363,419	—	7,363,419
Total Asset-Backed Securities*	—	4,194,582	—	4,194,582
Total Preferred Stock*	4,325,411	—	—	4,325,411
Total Municipal Bonds & Notes*	—	1,370,408	—	1,370,408
Total Convertible Preferred Stock*	325,699	—	—	325,699
Short Term Investments
Mutual Funds	77,440,740	—	—	77,440,740
Repurchase Agreement	—	32,059,000	—	32,059,000
Total Short Term Investments	77,440,740	32,059,000	—	109,499,740
Total Investments	$632,024,871	$484,191,218	$—	$1,116,216,089

Collateral for Securities Loaned (Liability)	$—	$(77,440,740)	$—	$(77,440,740)

*	See Schedule of Investments for additional detailed categorizations.

MSF-151

Metropolitan Series Fund

MFS Value Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stock—99.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—8.2%
Honeywell International, Inc.	838,771	$69,651,544
Lockheed Martin Corp.	912,310	116,365,140
Northrop Grumman Corp.	410,829	39,135,571
United Technologies Corp.	727,414	78,429,777

		303,582,032

Air Freight & Logistics—1.6%
United Parcel Service, Inc. (Class B)	652,530	59,621,666

Auto Components—1.7%
Delphi Automotive plc	477,130	27,873,935
Johnson Controls, Inc.	880,511	36,541,206

		64,415,141

Automobiles—0.2%
General Motors Co. (a)	231,850	8,339,645

Beverages—2.5%
Coca-Cola Enterprises, Inc.	337,620	13,575,700
Diageo plc	1,955,258	62,131,518
Dr. Pepper Snapple Group, Inc.	378,860	16,980,505

		92,687,723

Capital Markets—6.2%
Bank of New York Mellon Corp.	1,730,251	52,236,278
BlackRock, Inc.	121,772	32,953,938
Franklin Resources, Inc.	666,265	33,679,696
Goldman Sachs Group, Inc.	484,359	76,630,437
State Street Corp.	542,824	35,690,678

		231,191,027

Chemicals—2.5%
Air Products & Chemicals, Inc. (b)	250,142	26,657,633
PPG Industries, Inc.	370,396	61,878,356
Valspar Corp.	52,760	3,346,567

		91,882,556

Commercial Banks—3.7%
PNC Financial Services Group, Inc.	416,678	30,188,321
Wells Fargo & Co.	2,568,598	106,134,469

		136,322,790

Commercial Services & Supplies—1.0%
Tyco International, Ltd.	1,102,824	38,576,784

Computers & Peripherals—0.2%
Hewlett-Packard Co.	302,051	6,337,030

Containers & Packaging—0.2%
Crown Holdings, Inc. (a)	172,000	7,272,160

Diversified Financial Services—5.2%
JPMorgan Chase & Co.	2,700,411	139,584,244
McGraw-Hill Cos., Inc.	283,910	18,621,657

Diversified Financial Services—(Continued)
Moody’s Corp.	322,610	22,689,161
NASDAQ OMX Group, Inc.	421,319	13,520,127

		194,415,189

Diversified Telecommunication Services—2.1%
AT&T, Inc.	1,598,541	54,062,656
Verizon Communications, Inc.	547,930	25,566,414

		79,629,070

Electric Utilities—0.5%
Duke Energy Corp.	142,800	9,536,184
PPL Corp.	332,307	10,095,487

		19,631,671

Electrical Equipment—0.9%
Eaton Corp. plc	494,702	34,055,286

Food & Staples Retailing—1.6%
CVS Caremark Corp.	1,015,184	57,611,692

Food Products—4.4%
Danone	458,977	34,558,134
General Mills, Inc.	1,118,016	53,575,327
J.M. Smucker Co.	26,809	2,816,018
Kellogg Co.	196,637	11,548,491
Nestle S.A.	851,919	59,670,219

		162,168,189

Health Care Equipment & Supplies—2.5%
Covidien plc	262,800	16,015,032
Medtronic, Inc.	803,820	42,803,415
St. Jude Medical, Inc.	632,022	33,901,660

		92,720,107

Health Care Providers & Services—1.3%
Express Scripts Holding Co. (a)	501,500	30,982,670
Quest Diagnostics, Inc. (b)	265,040	16,376,822

		47,359,492

Hotels, Restaurants & Leisure—0.7%
McDonald’s Corp.	250,852	24,134,471

Household Durables—1.0%
Stanley Black & Decker, Inc.	422,251	38,243,273

Household Products—0.5%
Procter & Gamble Co.	258,772	19,560,575

Industrial Conglomerates—3.2%
3M Co.	605,699	72,326,518
Danaher Corp.	672,022	46,584,565

		118,911,083

MSF-152

Metropolitan Series Fund

MFS Value Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Insurance—7.4%
ACE, Ltd.	437,093	$40,894,421
Aon plc	509,169	37,902,541
Chubb Corp.	542,504	48,423,907
Prudential Financial, Inc.	894,452	69,749,367
Travelers Cos., Inc.	912,955	77,391,195

		274,361,431

IT Services—5.2%
Accenture plc	1,037,019	76,366,079
Fidelity National Information Services, Inc.	217,340	10,093,270
Fiserv, Inc. (a)	197,040	19,910,892
International Business Machines Corp.	391,240	72,449,823
Western Union Co. (b)	690,826	12,890,813

		191,710,877

Leisure Equipment & Products—0.6%
Hasbro, Inc. (b)	438,581	20,674,708

Life Sciences Tools & Services—1.2%
Thermo Fisher Scientific, Inc.	495,858	45,693,315

Machinery—0.9%
Illinois Tool Works, Inc.	215,714	16,452,507
Pentair, Ltd.	248,148	16,114,731

		32,567,238

Media—4.5%
Comcast Corp. (Class A)	825,380	35,796,730
Omnicom Group, Inc. (b)	672,577	42,668,285
Viacom, Inc. (Class B)	416,970	34,850,353
Walt Disney Co.	845,980	54,557,250

		167,872,618

Multi-Utilities—0.2%
Public Service Enterprise Group, Inc.	195,061	6,423,359

Multiline Retail—1.7%
Kohl’s Corp. (b)	191,170	9,893,048
Target Corp.	821,840	52,581,323

		62,474,371

Oil, Gas & Consumable Fuels—6.2%
Apache Corp.	229,999	19,582,115
Chevron Corp.	530,084	64,405,206
EOG Resources, Inc.	101,740	17,222,547
Exxon Mobil Corp.	839,823	72,258,371
Occidental Petroleum Corp.	595,032	55,659,293

		229,127,532

Pharmaceuticals—9.6%
Abbott Laboratories	1,196,846	39,723,319
AbbVie, Inc.	329,646	14,745,065

Pharmaceuticals—(Continued)
Johnson & Johnson	1,492,671	129,399,649
Merck & Co., Inc.	668,507	31,827,618
Pfizer, Inc.	4,063,921	116,675,172
Roche Holding AG	85,419	23,042,432
Zoetis, Inc.	36,050	1,121,876

		356,535,131

Professional Services—0.1%
Dun & Bradstreet Corp. (b)	35,993	3,737,873

Real Estate Management & Development—0.1%
Canary Wharf Group plc (a) (c)	767,618	3,519,967

Road & Rail—0.6%
Canadian National Railway Co.	224,585	22,766,181

Semiconductors & Semiconductor Equipment—0.6%
Intel Corp.	1,030,207	23,612,344

Software—1.2%
Oracle Corp.	1,369,016	45,410,261

Specialty Retail—0.7%
Advance Auto Parts, Inc.	241,682	19,982,268
Staples, Inc. (b)	533,100	7,809,915

		27,792,183

Tobacco—5.5%
Altria Group, Inc.	498,176	17,112,346
Lorillard, Inc. (b)	918,170	41,115,652
Philip Morris International, Inc.	1,665,317	144,199,799

		202,427,797

Wireless Telecommunication Services—1.3%
Vodafone Group plc	13,154,344	46,385,203

Total Common Stock (Identified Cost $2,731,704,683)		3,691,761,041

Convertible Preferred Stock—0.1%

Aerospace & Defense—0.1%
United Technologies Corp. (b)	61,790	4,003,374

Total Convertible Preferred Stock (Identified Cost $3,212,071)		4,003,374

Short Term Investments—2.4%

Commercial Paper—0.3%
General Electric Capital Corp. 0.010%, 10/01/13	$11,924,000	11,924,000

MSF-153

Metropolitan Series Fund

MFS Value Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Short Term Investments—(Continued)

Security Description	Shares	Value

Mutual Funds—2.1%
State Street Navigator Securities Lending MET Portfolio (d)	78,314,034	$78,314,034

Total Short Term Investments (Identified Cost $90,238,034)		90,238,034

Total Investments—102.0% (Identified Cost $2,825,154,788) (e)		3,786,002,449
Other assets and liabilities (net)—(2.0)%		(74,402,817)

Net Assets—100.0%		$3,711,599,632

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of September 30, 2013, the market value of securities loaned was $83,560,690 and the collateral received consisted of cash in the amount of $78,314,034 and non-cash collateral with a value of $7,536,330. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2013, these securities represent 0.1% of net assets.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	As of September 30, 2013, the aggregate cost of investments was $2,825,154,788. The aggregate unrealized appreciation and depreciation of investments was $964,463,199 and $(3,615,538), respectively, resulting in net unrealized appreciation of $960,847,661.

MSF-154

Metropolitan Series Fund

MFS Value Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$303,582,032	$—	$—	$303,582,032
Air Freight & Logistics	59,621,666	—	—	59,621,666
Auto Components	64,415,141	—	—	64,415,141
Automobiles	8,339,645	—	—	8,339,645
Beverages	30,556,205	62,131,518	—	92,687,723
Capital Markets	231,191,027	—	—	231,191,027
Chemicals	91,882,556	—	—	91,882,556
Commercial Banks	136,322,790	—	—	136,322,790
Commercial Services & Supplies	38,576,784	—	—	38,576,784
Computers & Peripherals	6,337,030	—	—	6,337,030
Containers & Packaging	7,272,160	—	—	7,272,160
Diversified Financial Services	194,415,189	—	—	194,415,189
Diversified Telecommunication Services	79,629,070	—	—	79,629,070
Electric Utilities	19,631,671	—	—	19,631,671
Electrical Equipment	34,055,286	—	—	34,055,286
Food & Staples Retailing	57,611,692	—	—	57,611,692
Food Products	67,939,836	94,228,353	—	162,168,189
Health Care Equipment & Supplies	92,720,107	—	—	92,720,107
Health Care Providers & Services	47,359,492	—	—	47,359,492
Hotels, Restaurants & Leisure	24,134,471	—	—	24,134,471
Household Durables	38,243,273	—	—	38,243,273
Household Products	19,560,575	—	—	19,560,575
Industrial Conglomerates	118,911,083	—	—	118,911,083
Insurance	274,361,431	—	—	274,361,431
IT Services	191,710,877	—	—	191,710,877
Leisure Equipment & Products	20,674,708	—	—	20,674,708
Life Sciences Tools & Services	45,693,315	—	—	45,693,315
Machinery	32,567,238	—	—	32,567,238
Media	167,872,618	—	—	167,872,618
Multi-Utilities	6,423,359	—	—	6,423,359
Multiline Retail	62,474,371	—	—	62,474,371
Oil, Gas & Consumable Fuels	229,127,532	—	—	229,127,532
Pharmaceuticals	333,492,699	23,042,432	—	356,535,131
Professional Services	3,737,873	—	—	3,737,873
Real Estate Management & Development	—	—	3,519,967	3,519,967
Road & Rail	22,766,181	—	—	22,766,181
Semiconductors & Semiconductor Equipment	23,612,344	—	—	23,612,344
Software	45,410,261	—	—	45,410,261

MSF-155

Metropolitan Series Fund

MFS Value Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Specialty Retail	$27,792,183	$—	$—	$27,792,183
Tobacco	202,427,797	—	—	202,427,797
Wireless Telecommunication Services	—	46,385,203	—	46,385,203
Total Common Stock	3,462,453,568	225,787,506	3,519,967	3,691,761,041
Convertible Preferred Stock
Aerospace & Defense	4,003,374	—	—	4,003,374
Short Term Investments
Commercial Paper	—	11,924,000	—	11,924,000
Mutual Funds	78,314,034	—	—	78,314,034
Total Short Term Investments	78,314,034	11,924,000	—	90,238,034
Total Investments	$3,544,770,976	$237,711,506	$3,519,967	$3,786,002,449

Collateral for Securities Loaned (Liability)	$—	$(78,314,034)	$—	$(78,314,034)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of December 31, 2012	$0
Transfers into Level 3	0
Transfers out of Level 3	0
Accrued discounts/premiums	0
Realized gain	0
Change in unrealized depreciation	(153,209)
Security purchases*	3,673,176
Security sales	0
Balance as of September 30, 2013	$3,519,967

The change in unrealized depreciation on investments held at September 30, 2013 was $(153,209).

*	Security was acquired as a result of the merger with the Met Investors Series Trust Met/Franklin Mutual Shares Portfolio. Purchase amount shown above reflects the value of the security on the date of the merger.

MSF-156

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—96.8% of Net Assets

Security Description	Shares	Value

Australia—7.7%
AGL Energy, Ltd.	41,243	$594,931
ALS, Ltd.	24,515	240,914
Alumina, Ltd. (a)	191,453	184,307
Amcor, Ltd.	83,008	814,118
AMP, Ltd.	206,717	891,211
APA Group	59,114	330,140
Asciano, Ltd.	81,909	446,574
ASX, Ltd.	12,194	393,869
Aurizon Holdings, Ltd.	157,842	691,029
Australia & New Zealand Banking Group, Ltd.	190,466	5,486,039
Bendigo and Adelaide Bank, Ltd. (b)	35,779	335,371
BHP Billiton, Ltd.	222,200	7,428,250
Boral, Ltd.	61,162	274,572
Brambles, Ltd.	111,315	948,886
Caltex Australia, Ltd.	9,532	166,107
CFS Retail Property Trust	151,292	283,053
Coca-Cola Amatil, Ltd.	42,510	487,398
Cochlear, Ltd. (b)	3,466	196,107
Commonwealth Bank of Australia	111,859	7,452,937
Computershare, Ltd.	29,681	275,481
Crown, Ltd.	29,464	428,529
CSL, Ltd.	35,686	2,134,051
Dexus Property Group (REIT)	302,183	284,177
Echo Entertainment Group, Ltd.	52,682	136,519
Federation Centres, Ltd.	91,872	195,983
Flight Centre, Ltd.	4,009	181,196
Fortescue Metals Group, Ltd. (b)	100,245	445,885
Goodman Group (REIT)	110,907	506,433
GPT Group (REIT)	121,517	395,453
Iluka Resources, Ltd.	29,031	311,446
Incitec Pivot, Ltd.	103,981	261,995
Insurance Australia Group, Ltd.	142,016	779,604
Leighton Holdings, Ltd.	10,872	195,758
Lend Lease Group	37,629	357,559
Macquarie Group, Ltd.	20,913	937,785
Metcash, Ltd. (b)	63,044	188,910
Mirvac Group (REIT)	298,553	485,820
National Australia Bank, Ltd.	162,650	5,223,416
Newcrest Mining, Ltd.	54,807	600,120
Orica, Ltd.	26,176	491,124
Origin Energy, Ltd.	78,717	1,037,923
QBE Insurance Group, Ltd.	82,246	1,128,489
Ramsay Health Care, Ltd.	8,883	300,883
Rio Tinto, Ltd.	29,750	1,719,062
Santos, Ltd.	67,710	958,192
Seek, Ltd.	22,233	247,045
Sonic Healthcare, Ltd.	24,290	367,769
SP AusNet	106,030	118,983
Stockland (REIT)	161,293	583,729
Suncorp Group, Ltd.	87,148	1,066,135
TABCORP Holdings, Ltd.	43,902	134,692
Tatts Group, Ltd.	123,533	358,128
Telstra Corp., Ltd.	304,819	1,416,908
Toll Holdings, Ltd.	41,980	228,892
Transurban Group	94,803	602,824
Treasury Wine Estates, Ltd.	46,412	191,900
Wesfarmers, Ltd.	68,991	2,654,546

Australia—(Continued)
Westfield Group (REIT)	143,754	1,480,023
Westfield Retail Trust	237,565	660,085
Westpac Banking Corp.	215,409	6,597,761
Woodside Petroleum, Ltd.	46,091	1,651,948
Woolworths, Ltd.	86,535	2,833,155
WorleyParsons, Ltd.	14,841	337,754

		69,139,883

Austria—0.3%
Andritz AG	5,184	305,378
Erste Group Bank AG	20,764	656,633
IMMOFINANZ AG (a)	66,338	289,788
OMV AG	10,147	501,743
Raiffeisen Bank International AG (b)	3,490	114,285
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,911	149,547
Voestalpine AG	10,013	479,316

		2,496,690

Belgium—1.1%
Ageas	15,573	631,269
Anheuser-Busch InBev NV	55,726	5,542,041
Belgacom S.A.	10,680	284,154
Colruyt S.A.	5,430	301,654
Delhaize Group S.A.	6,756	426,185
Groupe Bruxelles Lambert S.A.	5,072	431,664
KBC Groep NV	16,494	811,142
Solvay S.A.	3,743	561,758
Telenet Group Holding NV	4,184	208,475
UCB S.A.	7,958	484,738
Umicore S.A. (b)	8,519	414,166

		10,097,246

China—0.0%
AAC Technologies Holdings, Inc. (b)	51,000	232,720

Denmark—1.1%
AP Moeller - Maersk A/S - Class A	35	302,833
AP Moeller - Maersk A/S - Class B	88	808,620
Carlsberg A/S - Class B	7,997	824,282
Coloplast A/S - Class B	7,043	401,221
Danske Bank A/S (a)	44,352	955,239
DSV A/S	13,261	376,379
Novo Nordisk A/S - Class B	27,644	4,689,368
Novozymes A/S - B Shares	16,065	614,847
TDC A/S	59,338	502,341
Tryg A/S	1,747	160,897
William Demant Holding A/S (a)	1,624	150,168

		9,786,195

Finland—0.9%
Elisa Oyj (b)	9,437	225,201
Fortum OYJ (b)	31,487	710,931
Kesko Oyj - B Shares	4,472	134,293
Kone Oyj - Class B	10,804	965,913

MSF-157

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Finland—(Continued)
Metso Oyj (b)	10,622	$417,163
Neste Oil Oyj	9,073	201,492
Nokia Oyj (a) (b)	264,520	1,727,589
Nokian Renkaat Oyj (b)	7,322	372,073
Orion Oyj - Class B (b)	6,402	161,392
Pohjola Bank plc - A Shares	9,006	149,758
Sampo Oyj - A Shares	27,993	1,203,791
Stora Enso Oyj - R Shares (b)	40,497	343,410
UPM-Kymmene Oyj (b)	38,111	527,928
Wartsila Oyj Abp	12,482	563,735

		7,704,669

France—9.1%
Accor S.A.	12,668	527,259
Aeroports de Paris	2,209	231,356
Air Liquide S.A. (b)	21,485	2,994,949
Alstom S.A.	14,355	511,814
Arkema S.A.	4,440	495,098
Atos Origin S.A. (b)	3,953	309,106
AXA S.A.	122,200	2,837,598
BNP Paribas S.A.	68,921	4,667,729
Bouygues S.A. (b)	12,810	467,938
Bureau Veritas S.A.	15,060	475,114
Cap Gemini S.A.	9,755	580,938
Carrefour S.A.	42,840	1,469,131
Casino Guichard Perrachon S.A.	4,364	450,234
CGG (a)	11,374	262,390
Christian Dior S.A.	3,598	706,304
Cie de St-Gobain	27,625	1,369,433
Cie Generale des Etablissements Michelin	12,929	1,434,574
CNP Assurances	10,520	189,720
Credit Agricole S.A. (a)	71,301	787,281
Danone S.A.	39,651	2,987,242
Dassault Systemes S.A. (b)	4,077	545,049
Edenred S.A.	13,868	450,664
Electricite de France S.A.	17,389	550,492
Essilor International S.A.	13,981	1,505,073
Eurazeo	2,143	137,632
Eutelsat Communications S.A.	8,516	269,474
Fonciere Des Regions (REIT) (b)	1,625	134,902
GDF Suez	92,031	2,314,539
Gecina S.A.	1,319	168,967
Groupe Eurotunnel S.A.	42,941	391,672
ICADE (REIT)	2,071	189,337
Iliad S.A.	1,838	429,116
Imerys S.A.	2,253	157,537
JCDecaux S.A.	4,706	173,614
Kering (b)	5,248	1,177,378
Klepierre (REIT)	6,803	295,268
L’Oreal S.A.	16,452	2,828,202
Lafarge S.A.	13,327	928,800
Lagardere SCA	8,303	269,852
Legrand S.A.	18,368	1,020,977
LVMH Moet Hennessy Louis Vuitton S.A.	17,444	3,439,973
Natixis	61,277	293,656
Orange S.A.	128,590	1,613,953

France—(Continued)
Pernod-Ricard S.A.	14,719	1,829,882
Publicis Groupe S.A. (b)	12,590	1,002,769
Remy Cointreau S.A. (b)	1,600	170,637
Renault S.A.	12,949	1,033,680
Rexel S.A.	14,722	375,044
Safran S.A.	18,407	1,134,949
Sanofi	82,641	8,385,465
Schneider Electric S.A.	36,592	3,097,985
SCOR SE	11,686	387,477
SES S.A.	20,693	592,631
Societe BIC S.A.	1,753	203,981
Societe Generale S.A.	48,701	2,430,261
Sodexo	6,625	618,900
Suez Environnement Co.	22,682	368,232
Technip S.A.	6,959	817,876
Thales S.A.	6,811	374,568
Total S.A. (b)	148,344	8,627,052
Unibail-Rodamco SE	6,973	1,731,907
Vallourec S.A.	8,091	485,220
Veolia Environnement S.A.	23,240	397,354
Vinci S.A.	32,357	1,882,645
Vivendi S.A.	81,253	1,871,077
Wendel S.A.	2,267	307,542
Zodiac Aerospace	2,442	388,993

		81,557,462

Germany—7.9%
Adidas AG	15,199	1,651,531
Allianz SE	31,630	4,975,296
Axel Springer AG (b)	3,006	167,365
BASF SE	63,713	6,121,036
Bayer AG	57,362	6,767,796
Bayerische Motoren Werke (BMW) AG	22,977	2,471,601
Beiersdorf AG	6,805	604,630
Brenntag AG	4,053	675,383
Celesio AG	5,900	132,911
Commerzbank AG (a)	66,178	762,406
Continental AG	7,824	1,326,882
Daimler AG	66,735	5,204,794
Deutsche Bank AG	70,259	3,227,896
Deutsche Boerse AG	12,868	968,872
Deutsche Lufthansa AG (a)	17,782	347,004
Deutsche Post AG	62,935	2,091,018
Deutsche Telekom AG	200,660	2,912,233
E.ON SE	123,175	2,192,196
Fraport AG Frankfurt Airport Services Worldwide (b)	2,305	161,935
Fresenius Medical Care AG & Co. KGaA	14,375	935,611
Fresenius SE & Co. KGaA	8,867	1,102,133
GEA Group AG	12,718	522,507
Hannover Rueck SE	3,778	278,020
HeidelbergCement AG	9,200	709,980
Henkel AG & Co. KGaA	8,633	765,028
Hochtief AG	2,679	234,030
Hugo Boss AG	2,160	279,657
Infineon Technologies AG	73,323	733,970

MSF-158

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Germany—(Continued)
K&S AG (b)	11,843	$307,180
Kabel Deutschland Holding AG (b)	1,650	209,932
Lanxess AG	5,523	358,724
Linde AG	13,162	2,609,841
MAN SE	3,042	362,980
Merck KGaA	4,259	665,056
Metro AG	8,734	346,733
Muenchener Rueckversicherungs AG	12,534	2,453,169
OSRAM Licht AG (a)	5,409	254,082
ProSiebenSat.1 Media AG	7,264	308,538
RWE AG	34,949	1,190,404
SAP AG	63,917	4,727,030
Siemens AG	55,001	6,634,792
Suedzucker AG	5,881	173,375
Telefonica Deutschland Holding AG	19,300	152,511
ThyssenKrupp AG (a)	26,592	636,909
United Internet AG	8,781	332,953
Volkswagen AG	1,873	425,079

		70,473,009

Greece—0.0%
Hellenic Telecommunications Organization S.A. (a)	16,970	177,029
OPAP S.A.	15,589	174,368

		351,397

Hong Kong—2.9%
AIA Group, Ltd.	828,200	3,899,308
ASM Pacific Technology, Ltd.	14,200	144,008
Bank of East Asia, Ltd. (b)	103,920	439,883
BOC Hong Kong Holdings, Ltd.	253,965	816,463
Cathay Pacific Airways, Ltd.	87,000	170,129
Cheung Kong Holdings, Ltd.	97,000	1,475,631
Cheung Kong Infrastructure Holdings, Ltd.	43,000	298,567
CLP Holdings, Ltd.	123,877	1,010,617
First Pacific Co., Ltd.	173,250	190,923
Galaxy Entertainment Group, Ltd. (a)	149,000	1,047,956
Hang Lung Properties, Ltd.	161,000	549,560
Hang Seng Bank, Ltd.	53,200	867,018
Henderson Land Development Co., Ltd.	73,700	456,170
HKT Trust / HKT, Ltd.	161,000	151,344
Hong Kong & China Gas Co., Ltd.	401,967	963,823
Hong Kong Exchanges and Clearing, Ltd.	73,400	1,176,520
Hopewell Holdings, Ltd.	25,000	83,888
Hutchison Whampoa, Ltd.	149,000	1,790,269
Hysan Development Co., Ltd.	45,000	201,239
Kerry Properties, Ltd.	46,500	198,388
Li & Fung, Ltd. (b)	429,600	626,120
Link REIT (The)	161,141	789,953
MGM China Holdings, Ltd.	71,200	238,907
MTR Corp., Ltd.	95,000	376,346
New World Development Co., Ltd.	261,531	393,453
Noble Group, Ltd.	263,909	195,676
NWS Holdings, Ltd.	93,000	143,552
PCCW, Ltd.	283,000	125,094
Power Assets Holdings, Ltd.	99,549	890,435
Sands China, Ltd.	165,200	1,024,459

Hong Kong—(Continued)
Shangri-La Asia, Ltd.	109,540	181,300
Sino Land Co., Ltd.	193,600	284,235
SJM Holdings, Ltd.	141,000	397,405
Sun Hung Kai Properties, Ltd.	111,000	1,508,379
Swire Pacific, Ltd. - Class A	43,317	518,866
Swire Properties, Ltd.	83,600	235,566
Wharf Holdings, Ltd.	104,976	910,298
Wheelock & Co., Ltd.	68,000	361,700
Wynn Macau, Ltd. (b)	104,000	355,478
Yue Yuen Industrial Holdings, Ltd.	50,500	140,083

		25,629,009

Ireland—0.7%
Bank of Ireland (a)	1,438,800	412,698
CRH plc	51,353	1,235,986
Elan Corp. plc (a)	36,869	577,580
Experian plc	72,050	1,372,771
James Hardie Industries plc	30,172	301,350
Kerry Group plc - Class A	11,180	681,748
Shire plc	39,190	1,569,664

		6,151,797

Israel—0.4%
Bank Hapoalim B.M.	72,497	366,419
Bank Leumi Le-Israel B.M. (a)	101,093	376,008
Bezeq The Israeli Telecommunication Corp., Ltd.	178,026	327,220
Israel Chemicals, Ltd.	29,917	252,384
NICE Systems, Ltd.	5,213	215,480
Teva Pharmaceutical Industries, Ltd.	60,000	2,259,038

		3,796,549

Italy—1.9%
Assicurazioni Generali S.p.A.	82,143	1,641,851
Atlantia S.p.A.	22,767	464,023
Banca Monte dei Paschi di Siena S.p.A. (a) (b)	345,338	96,019
Enel Green Power S.p.A.	152,537	327,481
Enel S.p.A.	449,278	1,723,760
ENI S.p.A.	176,421	4,069,891
Exor S.p.A.	6,830	256,613
Fiat S.p.A. (a)	59,813	476,886
Finmeccanica S.p.A. (a)	28,782	172,449
Intesa Sanpaolo S.p.A.	793,034	1,639,451
Luxottica Group S.p.A.	11,742	624,972
Mediobanca S.p.A.	44,816	313,247
Pirelli & C S.p.A. (b)	17,048	222,116
Prysmian S.p.A.	13,126	321,471
Saipem S.p.A.	18,391	400,130
Snam S.p.A.	138,413	701,859
Telecom Italia S.p.A.	668,281	552,199
Telecom Italia S.p.A. - Risparmio Shares	360,593	239,338
Terna Rete Elettrica Nazionale S.p.A.	118,746	536,715
UniCredit S.p.A.	296,069	1,895,732
Unione di Banche Italiane SCPA	56,320	284,992

		16,961,195

MSF-159

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—21.1%
Advantest Corp. (b)	11,800	$136,871
Aeon Co., Ltd. (b)	41,000	567,252
AEON Financial Service Co., Ltd. (b)	5,000	157,914
Aeon Mall Co., Ltd.	6,800	202,532
Air Water, Inc.	10,000	148,243
Aisin Seiki Co., Ltd.	13,000	558,148
Ajinomoto Co., Inc. (b)	44,000	580,351
Alfresa Holdings Corp.	3,000	155,316
Amada Co., Ltd. (b)	27,000	244,684
ANA Holdings, Inc. (b)	84,000	183,807
Aozora Bank, Ltd.	77,000	228,975
Asahi Glass Co., Ltd.	72,000	448,693
Asahi Group Holdings, Ltd.	25,800	680,107
Asahi Kasei Corp.	97,000	734,200
Asics Corp. (b)	11,000	191,056
Astellas Pharma, Inc.	30,000	1,536,095
Bank of Kyoto, Ltd. (The)	22,000	194,297
Bank of Yokohama, Ltd. (The)	83,000	476,094
Benesse Holdings, Inc.	5,000	182,262
Bridgestone Corp.	47,200	1,730,750
Brother Industries, Ltd. (b)	16,400	186,195
Calbee, Inc.	4,000	116,402
Canon, Inc.	78,400	2,509,726
Casio Computer Co., Ltd.	16,900	157,175
Central Japan Railway Co.	10,400	1,337,782
Chiba Bank, Ltd. (The)	46,000	337,298
Chiyoda Corp.	11,000	132,886
Chubu Electric Power Co., Inc. (b)	47,800	652,659
Chugai Pharmaceutical Co., Ltd.	15,100	311,181
Chugoku Bank, Ltd. (The)	12,000	169,358
Chugoku Electric Power Co., Inc. (The) (b)	23,700	378,342
Citizen Holdings Co., Ltd.	19,800	139,594
Credit Saison Co., Ltd.	10,500	286,063
Dai Nippon Printing Co., Ltd. (b)	40,000	425,159
Dai-ichi Life Insurance Co., Ltd. (The) (b)	57,300	822,746
Daicel Corp.	22,000	199,316
Daihatsu Motor Co., Ltd. (b)	14,000	272,475
Daiichi Sankyo Co., Ltd. (b)	45,200	821,533
Daikin Industries, Ltd.	16,800	894,555
Dainippon Sumitomo Pharma Co., Ltd. (b)	12,000	164,307
Daito Trust Construction Co., Ltd.	5,000	501,587
Daiwa House Industry Co., Ltd. (b)	41,000	770,087
Daiwa Securities Group, Inc.	124,000	1,120,814
Dena Co., Ltd. (b)	6,700	136,770
Denso Corp.	33,900	1,591,060
Dentsu, Inc. (b)	15,200	581,691
Don Quijote Co., Ltd.	4,100	257,812
East Japan Railway Co.	23,000	1,985,994
Eisai Co., Ltd. (b)	18,200	742,577
Electric Power Development Co., Ltd.	8,800	288,135
FamilyMart Co., Ltd. (b)	4,300	186,644
FANUC Corp.	13,100	2,170,049
Fast Retailing Co., Ltd. (b)	3,700	1,398,490
Fuji Electric Co., Ltd.	43,000	176,251
Fuji Heavy Industries, Ltd.	42,000	1,170,368
FUJIFILM Holdings Corp.	32,600	786,413
Fujitsu, Ltd. (a)	135,000	505,917

Japan—(Continued)
Fukuoka Financial Group, Inc.	53,000	240,473
GungHo Online Entertainment, Inc. (a) (b)	254	199,233
Gunma Bank, Ltd. (The)	26,000	152,884
Hachijuni Bank, Ltd. (The)	30,000	187,445
Hamamatsu Photonics KK (b)	4,800	181,509
Hankyu Hanshin Holdings, Inc.	83,000	462,586
Hino Motors, Ltd.	19,000	282,059
Hirose Electric Co., Ltd. (b)	2,200	339,439
Hiroshima Bank, Ltd. (The)	38,000	162,720
Hisamitsu Pharmaceutical Co., Inc.	4,700	263,213
Hitachi Chemical Co., Ltd.	8,000	129,055
Hitachi Construction Machinery Co., Ltd. (b)	6,400	144,080
Hitachi Metals, Ltd. (b)	13,000	160,076
Hitachi, Ltd.	337,000	2,235,270
Hokkaido Electric Power Co., Inc. (a) (b)	13,000	175,990
Hokuhoku Financial Group, Inc.	85,000	179,333
Hokuriku Electric Power Co. (b)	12,000	176,190
Honda Motor Co., Ltd.	113,300	4,337,298
Hoya Corp.	30,100	714,272
Hulic Co., Ltd.	18,600	280,393
Ibiden Co., Ltd. (b)	8,300	136,335
Idemitsu Kosan Co., Ltd. (b)	1,600	139,006
IHI Corp.	99,000	419,294
Inpex Corp.	63,200	748,382
Isetan Mitsukoshi Holdings, Ltd.	22,600	336,920
Isuzu Motors, Ltd. (b)	84,000	557,826
ITOCHU Corp. (b)	106,000	1,304,598
Iyo Bank, Ltd. (The)	17,000	178,975
J Front Retailing Co., Ltd.	30,000	244,236
Japan Airlines Co., Ltd.	4,200	255,001
Japan Exchange Group, Inc.	18,500	412,136
Japan Prime Realty Investment Corp.	49	172,468
Japan Real Estate Investment Corp. (REIT)	40	469,586
Japan Retail Fund Investment Corp. (REIT) (b)	135	278,302
Japan Tobacco, Inc. (b)	78,400	2,835,771
JFE Holdings, Inc. (b)	35,500	926,607
JGC Corp.	14,000	507,687
Joyo Bank, Ltd. (The)	54,000	291,508
JSR Corp.	11,300	210,941
JTEKT Corp.	20,700	285,353
JX Holdings, Inc.	163,100	849,697
Kajima Corp. (b)	59,000	241,620
Kamigumi Co., Ltd.	17,000	145,016
Kaneka Corp.	20,000	131,150
Kansai Electric Power Co., Inc. (The) (a)	55,000	701,974
Kansai Paint Co., Ltd. (b)	15,000	199,717
Kao Corp.	36,500	1,142,460
Kawasaki Heavy Industries, Ltd.	96,000	418,649
KDDI Corp. (b)	36,600	1,887,201
Keikyu Corp. (b)	36,000	341,884
Keio Corp. (b)	45,000	324,151
Keisei Electric Railway Co., Ltd.	20,000	209,324
Keyence Corp.	3,300	1,259,113
Kikkoman Corp. (b)	12,000	220,436
Kintetsu Corp. (b)	121,120	452,754
Kirin Holdings Co., Ltd.	62,000	907,729
Kobe Steel, Ltd. (a)	177,000	330,497

MSF-160

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Koito Manufacturing Co., Ltd.	7,000	$133,624
Komatsu, Ltd. (b)	63,800	1,595,440
Konami Corp. (b)	8,300	192,339
Konica Minolta, Inc.	37,000	312,293
Kubota Corp.	74,000	1,076,560
Kuraray Co., Ltd. (b)	24,500	294,823
Kurita Water Industries, Ltd. (b)	7,100	151,436
Kyocera Corp.	22,200	1,184,857
Kyowa Hakko Kirin Co., Ltd.	20,000	206,308
Kyushu Electric Power Co., Inc. (a)	28,400	407,280
Lawson, Inc. (b)	4,900	385,273
LIXIL Group Corp.	18,800	389,083
M3, Inc.	53	147,368
Makita Corp.	7,200	419,644
Marubeni Corp. (b)	113,000	893,468
Marui Group Co., Ltd.	16,000	150,653
Mazda Motor Corp. (a)	180,000	807,917
McDonald’s Holdings Co. Japan, Ltd. (b)	5,000	138,095
MEIJI Holdings Co., Ltd. (b)	5,100	280,180
Miraca Holdings, Inc.	4,000	179,095
Mitsubishi Chemical Holdings Corp. (b)	95,500	448,369
Mitsubishi Corp.	101,300	2,058,285
Mitsubishi Electric Corp.	136,000	1,438,052
Mitsubishi Estate Co., Ltd.	88,000	2,615,653
Mitsubishi Gas Chemical Co., Inc.	26,000	219,484
Mitsubishi Heavy Industries, Ltd.	224,000	1,291,482
Mitsubishi Materials Corp.	79,000	327,808
Mitsubishi Motors Corp. (a) (b)	31,999	356,149
Mitsubishi Tanabe Pharma Corp.	15,000	211,103
Mitsubishi UFJ Financial Group, Inc.	885,188	5,688,185
Mitsubishi UFJ Lease & Finance Co., Ltd.	41,500	220,878
Mitsui & Co., Ltd. (b)	125,717	1,834,953
Mitsui Chemicals, Inc. (b)	57,000	157,194
Mitsui Fudosan Co., Ltd.	58,000	1,963,754
Mitsui OSK Lines, Ltd. (a)	75,000	340,549
Mizuho Financial Group, Inc.	1,577,400	3,439,424
MS&AD Insurance Group Holdings	34,300	900,389
Murata Manufacturing Co., Ltd. (b)	14,100	1,082,311
Nabtesco Corp.	7,000	171,309
Namco Bandai Holdings, Inc.	12,500	234,198
NEC Corp.	166,000	385,934
NGK Insulators, Ltd. (b)	17,000	259,337
NGK Spark Plug Co., Ltd.	16,000	356,082
NHK Spring Co., Ltd.	12,000	123,663
Nidec Corp. (b)	7,200	597,256
Nikon Corp. (b)	23,100	404,033
Nintendo Co., Ltd. (b)	7,500	853,721
Nippon Building Fund, Inc. (REIT)	47	586,374
Nippon Electric Glass Co., Ltd.	28,000	150,472
Nippon Express Co., Ltd.	59,000	297,077
Nippon Meat Packers, Inc.	14,000	201,264
Nippon Prologis REIT, Inc.	17	170,593
Nippon Steel Sumitomo Metal Corp.	530,000	1,809,853
Nippon Telegraph & Telephone Corp.	31,300	1,627,430
Nippon Yusen KK	101,000	320,531
Nishi-Nippon City Bank, Ltd. (The)	52,000	142,281
Nissan Motor Co., Ltd. (b)	174,800	1,762,976

Japan—(Continued)
Nisshin Seifun Group, Inc. (b)	14,300	144,770
Nissin Foods Holdings Co., Ltd. (b)	4,700	193,557
Nitori Holdings Co., Ltd.	2,650	243,490
Nitto Denko Corp. (b)	12,800	840,060
NKSJ Holdings, Inc.	22,699	586,723
Nomura Holdings, Inc.	253,100	1,979,799
Nomura Real Estate Holdings, Inc.	7,000	172,705
Nomura Research Institute, Ltd.	6,200	216,344
NSK, Ltd.	30,000	308,300
NTT Data Corp. (b)	7,600	257,207
NTT DoCoMo, Inc. (b)	106,500	1,733,291
Obayashi Corp. (b)	45,000	269,663
Odakyu Electric Railway Co., Ltd. (b)	44,000	438,889
OJI Holdings Corp. (b)	68,000	320,009
Olympus Corp. (a)	16,000	487,844
Omron Corp.	13,600	493,041
Ono Pharmaceutical Co., Ltd. (b)	6,400	394,968
Oriental Land Co., Ltd. (b)	3,400	563,767
ORIX Corp.	87,300	1,431,287
Osaka Gas Co., Ltd.	127,000	542,962
Otsuka Corp.	1,200	153,621
Otsuka Holdings Co., Ltd.	26,000	756,134
Panasonic Corp. (a) (b)	154,900	1,503,930
Park24 Co., Ltd. (b)	7,300	130,214
Rakuten, Inc.	49,500	753,481
Resona Holdings, Inc.	132,700	680,798
Ricoh Co., Ltd.	45,000	521,910
Rinnai Corp.	2,800	208,648
Rohm Co., Ltd.	6,700	276,084
Sankyo Co., Ltd.	3,600	176,463
Sanrio Co., Ltd. (b)	3,400	209,769
Santen Pharmaceutical Co., Ltd. (b)	5,500	267,678
SBI Holdings, Inc.	19,011	247,735
Secom Co., Ltd.	15,800	993,375
Sega Sammy Holdings, Inc. (b)	13,300	385,943
Sekisui Chemical Co., Ltd.	28,000	286,485
Sekisui House, Ltd.	36,000	486,192
Seven & I Holdings Co., Ltd.	53,100	1,948,368
Seven Bank, Ltd. (b)	43,000	144,345
Sharp Corp. (a) (b)	77,000	284,801
Shikoku Electric Power Co., Inc. (a)	15,100	257,926
Shimadzu Corp.	17,000	161,778
Shimamura Co., Ltd.	1,400	139,708
Shimano, Inc.	5,600	501,924
Shimizu Corp. (b)	37,000	181,671
Shin-Etsu Chemical Co., Ltd.	27,800	1,709,669
Shinsei Bank, Ltd. (b)	100,000	243,643
Shionogi & Co., Ltd. (b)	19,400	409,520
Shiseido Co., Ltd. (b)	29,300	528,712
Shizuoka Bank, Ltd. (The) (b)	41,000	468,723
Showa Denko KK (b)	129,000	175,366
Showa Shell Sekiyu KK	14,000	157,339
SMC Corp.	3,700	884,772
Softbank Corp.	66,800	4,650,466
Sojitz Corp.	113,600	223,540
Sony Corp. (b)	70,600	1,515,367
Sony Financial Holdings, Inc.	12,800	235,761

MSF-161

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Stanley Electric Co., Ltd. (b)	11,800	$252,068
Sumitomo Chemical Co., Ltd.	109,000	416,826
Sumitomo Corp. (b)	81,000	1,095,834
Sumitomo Electric Industries, Ltd.	56,334	819,169
Sumitomo Heavy Industries, Ltd.	39,000	178,107
Sumitomo Metal Mining Co., Ltd. (b)	40,000	568,046
Sumitomo Mitsui Financial Group, Inc. (b)	88,500	4,303,939
Sumitomo Mitsui Trust Holdings, Inc.	232,262	1,155,477
Sumitomo Realty & Development Co., Ltd.	25,000	1,194,330
Sumitomo Rubber Industries, Ltd.	12,500	193,832
Suntory Beverage & Food, Ltd. (a)	8,400	283,949
Suruga Bank, Ltd.	13,000	224,785
Suzuken Co., Ltd. (b)	5,300	175,063
Suzuki Motor Corp. (b)	26,200	630,472
Sysmex Corp. (b)	6,200	398,088
T&D Holdings, Inc.	38,800	482,889
Taiheiyo Cement Corp. (b)	82,000	359,922
Taisei Corp. (b)	69,000	341,046
Taisho Pharmaceutical Holdings Co., Ltd.	3,000	198,503
Takashimaya Co., Ltd.	19,000	178,821
Takeda Pharmaceutical Co., Ltd. (b)	54,200	2,568,176
TDK Corp. (b)	8,400	331,083
Teijin, Ltd. (b)	66,000	152,679
Terumo Corp. (b)	10,800	556,788
THK Co., Ltd. (b)	7,700	171,716
Tobu Railway Co., Ltd.	73,000	386,748
Toho Co., Ltd.	8,500	177,903
Toho Gas Co., Ltd. (b)	31,000	162,820
Tohoku Electric Power Co., Inc. (a)	29,800	368,294
Tokio Marine Holdings, Inc.	49,400	1,623,389
Tokyo Electric Power Co., Inc. (a) (b)	97,600	608,477
Tokyo Electron, Ltd.	12,400	668,180
Tokyo Gas Co., Ltd.	170,000	936,081
Tokyo Tatemono Co., Ltd.	29,000	267,567
Tokyu Corp.	76,000	544,569
Tokyu Land Corp. (b)	29,000	301,748
TonenGeneral Sekiyu KK	18,000	166,713
Toppan Printing Co., Ltd.	41,000	332,066
Toray Industries, Inc. (b)	111,000	733,191
Toshiba Corp.	283,000	1,277,894
TOTO, Ltd. (b)	19,000	267,328
Toyo Seikan Group Holdings, Ltd.	10,200	201,043
Toyo Suisan Kaisha, Ltd.	6,000	176,677
Toyota Industries Corp.	12,600	546,659
Toyota Motor Corp.	191,400	12,295,966
Toyota Tsusho Corp.	14,200	372,466
Trend Micro, Inc.	7,000	261,769
Ube Industries, Ltd. (b)	68,000	128,778
Unicharm Corp. (b)	7,600	445,632
United Urban Investment Corp.	167	255,391
USS Co., Ltd. (b)	16,600	241,076
West Japan Railway Co.	11,700	502,752
Yahoo Japan Corp.	101,500	578,934
Yakult Honsha Co., Ltd. (b)	6,300	316,739
Yamada Denki Co., Ltd. (b)	55,900	165,603
Yamaguchi Financial Group, Inc.	15,000	147,995
Yamaha Corp.	11,000	157,837

Japan—(Continued)
Yamaha Motor Co., Ltd. (b)	17,800	262,091
Yamato Holdings Co., Ltd. (b)	27,000	611,467
Yaskawa Electric Corp.	18,000	254,715
Yokogawa Electric Corp.	16,300	233,319
Yokohama Rubber Co., Ltd. (The)	15,000	148,819

		188,735,861

Luxembourg—0.2%
ArcelorMittal	66,772	918,840
Tenaris S.A. (b)	32,705	766,932

		1,685,772

Netherlands—3.0%
Aegon NV	117,488	870,474
Akzo Nobel NV	16,759	1,102,347
ASML Holding NV	24,785	2,445,927
CNH Industrial NV (a)	61,911	794,480
Corio NV (REIT)	4,074	175,438
Delta Lloyd NV	13,121	278,915
European Aeronautic Defence and Space Co. NV	39,685	2,530,993
Fugro NV (b)	4,445	271,354
Gemalto NV (b)	5,659	607,999
Heineken Holding NV	6,283	397,757
Heineken NV	16,408	1,162,606
ING Groep NV (a)	262,304	2,978,184
Koninklijke Ahold NV	72,518	1,257,237
Koninklijke Boskalis Westminster NV	6,001	265,680
Koninklijke DSM NV	10,134	765,349
Koninklijke KPN NV (a)	230,706	735,762
Koninklijke Philips NV	65,768	2,122,311
Koninklijke Vopak NV	4,391	251,569
OCI (a)	6,200	209,607
QIAGEN NV (a)	14,898	321,379
Randstad Holding NV	9,402	530,116
Reed Elsevier NV	48,042	966,092
STMicroelectronics NV	44,693	412,180
TNT Express NV	24,146	220,282
Unilever NV	112,970	4,398,853
Wolters Kluwer NV	20,745	534,490
Ziggo NV	11,596	470,077

		27,077,458

New Zealand—0.1%
Auckland International Airport, Ltd.	110,236	304,396
Fletcher Building, Ltd. (b)	46,652	369,173
Sky City Entertainment Group, Ltd.	39,539	131,821
Telecom Corp. of New Zealand, Ltd. (b)	132,317	256,265

		1,061,655

Norway—0.8%
Aker Solutions ASA	11,775	165,380
DNB ASA	66,462	1,009,338
Gjensidige Forsikring ASA	14,357	216,809
Norsk Hydro ASA (b)	59,320	245,963
Orkla ASA	54,230	395,001

MSF-162

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Norway—(Continued)
Seadrill, Ltd. (b)	27,606	$1,239,568
Statoil ASA	75,596	1,717,011
Subsea 7 S.A.	18,500	384,457
Telenor ASA	50,522	1,154,515
Yara International ASA (b)	12,261	506,349

		7,034,391

Portugal—0.2%
Banco Espirito Santo S.A. (a)	142,170	151,545
EDP - Energias de Portugal S.A. (b)	131,492	480,690
Galp Energia SGPS S.A.	24,066	401,300
Jeronimo Martins SGPS S.A.	16,641	342,033
Portugal Telecom SGPS S.A. (b)	48,993	220,971

		1,596,539

Singapore—1.5%
Ascendas Real Estate Investment Trust	141,000	256,327
CapitaCommercial Trust (REIT) (b)	143,000	165,316
CapitaLand, Ltd.	174,000	428,937
CapitaMall Trust (REIT)	153,200	239,375
CapitaMalls Asia, Ltd.	101,000	157,430
City Developments, Ltd. (b)	34,000	277,843
ComfortDelGro Corp., Ltd.	153,000	240,403
DBS Group Holdings, Ltd.	115,467	1,512,037
Genting Singapore plc (b)	418,200	478,609
Global Logistic Properties, Ltd.	212,000	488,695
Golden Agri-Resources, Ltd. (b)	492,569	204,281
Hutchison Port Holdings Trust - Class U	350,000	273,043
Jardine Cycle & Carriage, Ltd.	8,000	243,326
Keppel (b)	28,756	28,199
Keppel Corp., Ltd.	102,700	853,063
Keppel Land, Ltd.	54,000	152,482
Olam International, Ltd. (b)	94,090	114,763
Oversea-Chinese Banking Corp., Ltd.	179,880	1,477,079
Sembcorp Industries, Ltd.	71,000	299,390
Sembcorp Marine, Ltd. (b)	63,000	227,592
Singapore Airlines, Ltd. (b)	36,940	306,711
Singapore Exchange, Ltd.	56,000	324,191
Singapore Press Holdings, Ltd. (b)	107,250	351,417
Singapore Technologies Engineering, Ltd.	130,000	432,359
Singapore Telecommunications, Ltd.	557,820	1,659,472
StarHub, Ltd.	44,000	150,478
United Overseas Bank, Ltd.	88,392	1,457,305
UOL Group, Ltd.	33,000	161,787
Wilmar International, Ltd. (b)	130,000	328,513

		13,290,423

Spain—3.1%
Abertis Infraestructuras S.A. (b)	27,266	531,629
ACS Actividades de Construccion y Servicios S.A.	10,111	322,787
Amadeus IT Holding S.A. - A Shares (b)	26,116	927,359
Banco Bilbao Vizcaya Argentaria S.A.	383,634	4,312,489
Banco de Sabadell S.A. (b)	204,224	514,582
Banco Popular Espanol S.A. (a)	90,004	487,684
Banco Santander S.A.	772,959	6,340,365

Spain—(Continued)
Bankia S.A. (a)	281,294	306,547
CaixaBank	81,813	359,530
Distribuidora Internacional de Alimentacion S.A.	40,028	348,681
Enagas S.A.	15,504	381,242
Ferrovial S.A.	28,234	509,441
Gas Natural SDG S.A.	24,586	515,673
Grifols S.A.	9,470	389,124
Iberdrola S.A. (b)	335,837	1,959,337
Inditex S.A.	15,081	2,331,821
International Consolidated Airlines Group S.A. - Class DI (a) (b)	77,576	426,058
Mapfre S.A. (b)	51,069	182,925
Red Electrica Corp. S.A.	6,689	382,077
Repsol S.A.	57,722	1,436,607
Telefonica S.A. (a)	284,361	4,446,929
Zardoya Otis S.A. (b)	9,160	148,741

		27,561,628

Sweden—3.2%
Alfa Laval AB	20,852	503,645
Assa Abloy AB - Class B	23,170	1,064,428
Atlas Copco AB - A Shares	47,637	1,396,328
Atlas Copco AB - B Shares	26,827	709,788
Boliden AB	18,744	281,129
Electrolux AB - Series B	17,118	444,965
Elekta AB - B Shares	26,324	423,988
Getinge AB - B Shares	13,484	482,293
Hennes & Mauritz AB - B Shares (b)	67,689	2,945,600
Hexagon AB - B Shares	17,090	515,353
Husqvarna AB - B Shares	25,677	166,819
Industrivarden AB - C Shares (b)	8,655	159,579
Investment AB Kinnevik - B Shares	14,418	500,091
Investor AB - B Shares	31,588	959,035
Lundin Petroleum AB (a)	16,017	345,699
Millicom International Cellular S.A. (b)	5,384	476,132
Nordea Bank AB	196,605	2,376,702
Ratos AB - B Shares (b)	13,287	123,832
Sandvik AB	73,011	1,009,741
Scania AB - B Shares	21,772	466,455
Securitas AB - B Shares	21,462	245,319
Skandinaviska Enskilda Banken AB - Class A	103,979	1,102,796
Skanska AB - B Shares	23,981	461,574
SKF AB - B Shares	26,654	742,646
Svenska Cellulosa AB - B Shares	40,587	1,024,704
Svenska Handelsbanken AB - A Shares	34,300	1,468,388
Swedbank AB - A Shares	61,954	1,445,717
Swedish Match AB	14,499	512,084
Tele2 AB - B Shares	21,032	269,209
Telefonaktiebolaget LM Ericsson - B Shares	209,117	2,786,838
TeliaSonera AB	162,992	1,249,731
Volvo AB - B Shares	103,330	1,548,864

		28,209,472

Switzerland—8.9%
ABB, Ltd. (a)	151,669	3,583,372
Actelion, Ltd. (a)	7,563	537,051

MSF-163

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Switzerland—(Continued)
Adecco S.A. (a)	8,604	$614,594
Aryzta AG (a)	5,635	376,704
Baloise Holding AG	3,194	353,236
Barry Callebaut AG (a)	132	132,474
Cie Financiere Richemont S.A.	36,003	3,598,430
Coca-Cola HBC AG (a)	13,800	413,738
Credit Suisse Group AG (a)	106,196	3,254,550
EMS-Chemie Holding AG	579	204,665
Geberit AG	2,659	718,273
Givaudan S.A. (a)	558	816,313
Holcim, Ltd. (a)	16,305	1,213,991
Julius Baer Group, Ltd. (a)	15,588	727,745
Kuehne & Nagel International AG (b)	4,135	541,717
Lindt & Spruengli AG	7	332,513
Lindt & Spruengli AG (Participation Certifcate)	55	225,787
Lonza Group AG (a)	4,506	368,872
Nestle S.A.	223,685	15,669,106
Novartis AG	159,564	12,266,365
Pargesa Holding S.A.	1,694	126,988
Partners Group Holding AG	1,228	300,878
Roche Holding AG	48,734	13,147,825
Schindler Holding AG	4,650	691,774
SGS S.A.	367	877,507
Sika AG	137	399,442
Sonova Holding AG (a)	4,039	502,055
Sulzer AG	1,649	255,306
Swatch Group AG (The)	5,323	1,723,134
Swiss Life Holding AG (a)	2,159	408,786
Swiss Prime Site AG (a)	3,833	296,742
Swiss Re AG (a)	24,745	2,047,033
Swisscom AG	1,754	844,047
Syngenta AG	6,383	2,608,080
Transocean, Ltd.	24,746	1,101,784
UBS AG (a)	252,938	5,175,212
Zurich Insurance Group AG (a)	10,297	2,652,233

		79,108,322

United Kingdom—20.7%
3i Group plc	63,549	374,508
Aberdeen Asset Management plc (b)	61,345	376,297
Admiral Group plc	16,009	319,735
Aggreko plc (b)	18,556	482,138
AMEC plc	19,387	337,482
Anglo American plc	95,352	2,345,510
Antofagasta plc	26,957	357,926
ARM Holdings plc	102,407	1,640,107
Associated British Foods plc	24,859	756,020
AstraZeneca plc	88,250	4,587,830
Aviva plc	205,068	1,316,646
Babcock International Group plc	24,050	465,648
BAE Systems plc	224,576	1,651,919
Barclays plc	847,600	3,647,867
BG Group plc	236,047	4,513,744
BHP Billiton plc	146,472	4,315,476
BP plc	1,312,137	9,208,624
British American Tobacco plc	133,028	7,060,701

United Kingdom—(Continued)
British Land Co. plc	62,096	581,537
British Sky Broadcasting Group plc	73,819	1,040,776
BT Group plc	549,280	3,044,475
Bunzl plc	22,401	485,168
Burberry Group plc	32,742	867,346
Capita Group plc	48,717	785,437
Carnival plc	12,088	409,735
Centrica plc	369,393	2,213,425
Cobham plc	73,272	340,764
Compass Group plc	126,746	1,743,038
Croda International plc	9,658	415,348
Diageo plc	174,086	5,533,569
Direct Line Insurance Group plc	56,275	194,296
easyJet plc (b)	10,815	223,460
Fresnillo plc (b)	11,783	185,793
G4S plc	106,542	438,849
GKN plc	107,131	593,325
GlaxoSmithKline plc	341,608	8,588,255
GlencoreXstrata plc (a)	735,853	4,015,184
Hammerson plc	56,484	458,285
Hargreaves Lansdown plc (b)	16,913	268,285
HSBC Holdings plc	1,291,727	14,003,030
ICAP plc	36,213	219,569
IMI plc	22,920	540,257
Imperial Tobacco Group plc	66,898	2,479,338
Inmarsat plc	28,473	327,190
InterContinental Hotels Group plc	20,173	589,744
Intertek Group plc	10,631	568,796
Intu Properties plc	48,962	254,748
Invensys plc	53,428	431,512
Investec plc	41,855	271,485
J Sainsbury plc	85,611	543,381
Johnson Matthey plc	13,894	631,972
Kingfisher plc	164,859	1,028,948
Land Securities Group plc	52,350	779,135
Legal & General Group plc	410,178	1,305,128
Lloyds Banking Group plc (a)	3,205,858	3,825,970
London Stock Exchange Group plc	12,221	304,195
Marks & Spencer Group plc	118,772	955,424
Meggitt plc	55,862	496,438
Melrose Industries plc	85,700	415,907
National Grid plc	254,654	3,013,531
Next plc	11,690	977,749
Old Mutual plc	337,381	1,025,028
Pearson plc	56,693	1,154,279
Persimmon plc (a)	20,663	363,392
Petrofac, Ltd.	17,337	395,061
Prudential plc	177,484	3,309,779
Randgold Resources, Ltd.	6,351	455,528
Reckitt Benckiser Group plc	44,859	3,283,530
Reed Elsevier plc	81,102	1,092,751
Resolution, Ltd.	99,349	511,449
Rexam plc	51,922	404,815
Rio Tinto plc	88,154	4,318,593
Rolls-Royce Holdings plc (a)	130,394	2,350,655
Royal Bank of Scotland Group plc (a)	147,994	860,611
Royal Dutch Shell plc - A Shares	263,389	8,702,808

MSF-164

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Royal Dutch Shell plc - B Shares	176,859	$6,114,587
RSA Insurance Group plc	233,187	456,650
SABMiller plc	67,875	3,461,064
Sage Group plc (The)	79,455	424,243
Schroders plc	6,754	281,766
Segro plc	61,844	310,477
Serco Group plc	34,317	303,584
Severn Trent plc	16,575	473,341
Smith & Nephew plc	66,221	826,973
Smiths Group plc	25,680	581,494
SSE plc	67,077	1,602,565
Standard Chartered plc	171,144	4,106,104
Standard Life plc	174,865	978,157
Tate & Lyle plc	33,576	400,544
TESCO plc	553,815	3,220,574
Travis Perkins plc	16,708	446,248
TUI Travel plc	32,223	191,579
Tullow Oil plc	61,905	1,027,350
Unilever plc	88,241	3,409,065
United Utilities Group plc	48,207	539,571
Vedanta Resources plc (b)	9,833	172,382
Vodafone Group plc	3,375,747	11,907,313
Weir Group plc (The)	13,923	525,557
Whitbread plc	12,742	611,215
William Hill plc	58,853	383,494
WM Morrison Supermarkets plc	166,578	755,476
Wolseley plc	19,542	1,012,094
WPP plc	91,344	1,881,053

		184,780,774

Total Common Stocks (Cost $739,973,444)		864,520,116

Investment Company Security—2.0%

United States—2.0%
iShares MSCI EAFE ETF (c) (Cost $16,367,938)	272,900	17,408,291

Preferred Stocks—0.6%

Germany—0.6%
Bayerische Motoren Werke (BMW) AG	3,505	286,072
Fuchs Petrolub AG (b)	2,450	205,287
Henkel AG & Co. KGaA	12,771	1,316,666
Porsche Automobil Holding SE	10,260	897,097
Volkswagen AG	9,896	2,333,988

Total Preferred Stocks (Cost $2,663,214)		5,039,110

Rights—0.0%

Hong Kong—0.0%
New Hotel, Expires 12/31/13 (a)	3,269	0

Spain—0.0%
Abertis Infraestructuras S.A. Expires 10/09/13 (a) (b)	27,266	26,537
Banco Bilbao Vizcaya Argentaria S.A. Expires 10/14/13 (a)	383,634	52,450
Banco de Sabadell S.A. Expires 09/27/13 (a) (b)	204,224	42,076

		121,063

United Kingdom—0.0%
Barclays plc, Expires 10/02/13 (a)	211,900	277,094

Total Rights (Cost $72,094)		398,157

Short-Term Investment—9.1%

Mutual Fund—9.1%
State Street Navigator Securities Lending MET Portfolio (d)	81,428,774	81,428,774

Total Short-Term Investment (Cost $81,428,774)		81,428,774

Total Investments—108.5% (Cost $840,505,464) (e)		968,794,448
Other assets and liabilities (net)—(8.5)%		(75,978,543)

Net Assets—100.0%		$892,815,905

(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2013, the market value of securities loaned was $74,611,297 and the collateral received consisted of cash in the amount of $81,428,774. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2013, the market value of securities pledged was $642,600.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	As of September 30, 2013, the aggregate cost of investments was $840,505,464. The aggregate unrealized appreciation and depreciation of investments were $224,406,289 and $(96,117,305), respectively, resulting in net unrealized appreciation of $128,288,984.
(ETF)—	Exchange-Traded Fund
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

Ten Largest Industries as of September 30, 2013	% of Net Assets
Commercial Banks	12.8%
Pharmaceuticals	8.1%
Oil, Gas & Consumable Fuels	5.9%
Insurance	4.9%
Automobiles	4.0%
Metals & Mining	3.8%
Food Products	3.7%
Chemicals	3.3%
Diversified Telecommunication Services	3.0%
Machinery	2.7%

MSF-165

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation
MSCI EAFE E-Mini Index Futures	12/20/13	50	USD 4,450,090	$87,911

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$69,139,883	$—	$69,139,883
Austria	—	2,496,690	—	2,496,690
Belgium	—	10,097,246	—	10,097,246
China	—	232,720	—	232,720
Denmark	—	9,786,195	—	9,786,195
Finland	—	7,704,669	—	7,704,669
France	—	81,557,462	—	81,557,462
Germany	—	70,473,009	—	70,473,009
Greece	—	351,397	—	351,397
Hong Kong	—	25,629,009	—	25,629,009
Ireland	—	6,151,797	—	6,151,797
Israel	—	3,796,549	—	3,796,549
Italy	—	16,961,195	—	16,961,195
Japan	—	188,434,113	301,748	188,735,861
Luxembourg	—	1,685,772	—	1,685,772
Netherlands	1,402,479	25,674,979	—	27,077,458
New Zealand	—	1,061,655	—	1,061,655
Norway	—	7,034,391	—	7,034,391
Portugal	—	1,596,539	—	1,596,539
Singapore	—	13,290,423	—	13,290,423
Spain	—	27,561,628	—	27,561,628
Sweden	—	28,209,472	—	28,209,472
Switzerland	255,306	78,853,016	—	79,108,322
United Kingdom	—	184,780,774	—	184,780,774
Total Common Stocks	1,657,785	862,560,583	301,748	864,520,116
Total Investment Company Security*	17,408,291	—	—	17,408,291
Total Preferred Stocks*	—	5,039,110	—	5,039,110

MSF-166

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Rights
Hong Kong	$—	$0	$—	$0
Spain	121,063	—	—	121,063
United Kingdom	277,094	—	—	277,094
Total Rights	398,157	0	—	398,157
Total Short-Term Investment*	81,428,774	—	—	81,428,774
Total Investments	$100,893,007	$867,599,693	$301,748	$968,794,448

Collateral for securities loaned (Liability)	$—	$(81,428,774)	$—	$(81,428,774)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$87,911	$—	$—	$87,911

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 2 to Level 1 in the amount of $772,873 were due to the discontinuation of a systematic fair valuation model factor.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2012	Change in Unrealized Appreciation	Transfers in to Level 3	Balance as of September 30, 2013	Change in Unrealized Appreciation from investments still held at September 30, 2013
Common stocks
Japan	$—	$89,336	$212,412	$301,748	$89,336
Total	$—	$89,336	$212,412	$301,748	$89,336

Common Stocks in the amount of $212,412 were transferred into Level 3 due to a decline in market activity for significant observables which resulted in a lack of available market inputs to determine price.

MSF-167

Metropolitan Series Fund

Neuberger Berman Genesis Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—97.0% of Net Assets

Security Description	Shares	Value

Air Freight & Logistics—0.5%
Forward Air Corp.	216,576	$8,738,842

Auto Components—0.4%
Gentex Corp.	222,600	5,696,334

Beverages—1.0%
Boston Beer Co., Inc. (The) - Class A (a)	67,872	16,575,021

Building Products—0.9%
AAON, Inc.	210,115	5,580,654
AO Smith Corp.	199,400	9,012,880

		14,593,534

Chemicals—4.2%
Balchem Corp.	253,663	13,127,060
Hawkins, Inc.	105,290	3,973,645
Innophos Holdings, Inc.	206,511	10,899,651
NewMarket Corp.	31,417	9,045,268
RPM International, Inc.	174,000	6,298,800
Sensient Technologies Corp.	400,200	19,165,578
Stepan Co.	90,618	5,231,377

		67,741,379

Commercial Banks—7.0%
Bank of Hawaii Corp.	313,800	17,086,410
Bank of the Ozarks, Inc.	155,438	7,459,470
BankUnited, Inc.	394,600	12,307,574
BOK Financial Corp.	183,682	11,636,255
Community Bank System, Inc.	154,787	5,281,332
Cullen/Frost Bankers, Inc.	262,398	18,512,179
CVB Financial Corp.	131,500	1,777,880
First Financial Bankshares, Inc.	249,755	14,690,589
FNB Corp.	466,148	5,654,375
PacWest Bancorp	230,128	7,907,198
ViewPoint Financial Group, Inc.	102,200	2,112,474
Westamerica Bancorp	180,400	8,973,096

		113,398,832

Commercial Services & Supplies—4.6%
Copart, Inc. (a)	205,200	6,523,308
Healthcare Services Group, Inc.	621,414	16,007,625
Ritchie Bros. Auctioneers, Inc.	183,013	3,693,202
Rollins, Inc.	792,110	20,998,836
Team, Inc. (a)	99,103	3,939,344
UniFirst Corp.	52,600	5,492,492
United Stationers, Inc.	397,674	17,298,819

		73,953,626

Communications Equipment—0.6%
NETGEAR, Inc. (a)	319,900	9,872,114

Construction Materials—0.4%
Eagle Materials, Inc.	78,500	5,695,175

Containers & Packaging—2.6%
Aptargroup, Inc.	510,554	30,699,612
Silgan Holdings, Inc.	223,100	10,485,700

		41,185,312

Distributors—1.3%
Pool Corp.	376,160	21,113,861

Electrical Equipment—0.6%
Franklin Electric Co., Inc.	104,300	4,109,420
Thermon Group Holdings, Inc. (a)	249,900	5,775,189

		9,884,609

Electronic Equipment, Instruments & Components—2.6%
Badger Meter, Inc.	191,188	8,890,242
FEI Co.	240,154	21,085,521
Littelfuse, Inc.	53,200	4,161,304
Rogers Corp. (a)	33,300	1,980,684
Trimble Navigation, Ltd. (a)	213,360	6,338,926

		42,456,677

Energy Equipment & Services—4.9%
CARBO Ceramics, Inc.	188,900	18,721,879
Natural Gas Services Group, Inc. (a)	271,335	7,277,205
Oceaneering International, Inc.	448,400	36,428,016
Pason Systems, Inc.	511,000	11,242,000
ShawCor, Ltd.	122,600	5,131,067

		78,800,167

Food & Staples Retailing—0.9%
Harris Teeter Supermarkets, Inc.	229,827	11,305,190
North West Co., Inc. (The)	122,100	2,822,830

		14,128,020

Food Products—1.9%
B&G Foods, Inc.	150,400	5,196,320
Flowers Foods, Inc.	339,850	7,286,384
J&J Snack Foods Corp.	106,309	8,581,262
Lancaster Colony Corp.	122,900	9,621,841

		30,685,807

Gas Utilities—1.3%
Piedmont Natural Gas Co., Inc.	89,400	2,939,472
South Jersey Industries, Inc.	174,000	10,192,920
WGL Holdings, Inc.	164,400	7,021,524

		20,153,916

Health Care Equipment & Supplies—5.9%
Abaxis, Inc.	187,554	7,896,023
Haemonetics Corp. (a)	573,008	22,851,559
IDEXX Laboratories, Inc. (a)	190,500	18,983,325
Meridian Bioscience, Inc.	388,500	9,188,025
Sirona Dental Systems, Inc. (a)	229,700	15,373,821
West Pharmaceutical Services, Inc.	500,066	20,577,716

		94,870,469

MSF-168

Metropolitan Series Fund

Neuberger Berman Genesis Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—3.1%
AmSurg Corp. (a)	187,942	$7,461,297
Henry Schein, Inc. (a)	219,300	22,741,410
MWI Veterinary Supply, Inc. (a)	127,655	19,066,551

		49,269,258

Hotels, Restaurants & Leisure—3.9%
Bally Technologies, Inc. (a)	270,230	19,472,774
Brinker International, Inc.	338,900	13,735,617
Cheesecake Factory, Inc. (The)	194,000	8,526,300
Cracker Barrel Old Country Store, Inc.	56,700	5,853,708
Papa John’s International, Inc.	97,900	6,841,252
Texas Roadhouse, Inc.	303,200	7,968,096

		62,397,747

Household Durables—0.2%
Leggett & Platt, Inc.	132,700	4,000,905

Household Products—2.2%
Church & Dwight Co., Inc.	603,700	36,252,185

Industrial Conglomerates—0.7%
Raven Industries, Inc.	354,729	11,603,186

Insurance—1.3%
RLI Corp.	156,170	13,652,381
Safety Insurance Group, Inc.	138,000	7,309,860

		20,962,241

Internet Software & Services—0.2%
j2 Global, Inc.	79,300	3,926,936

IT Services—1.4%
Jack Henry & Associates, Inc.	239,600	12,365,756
Sapient Corp. (a)	654,773	10,194,816

		22,560,572

Leisure Equipment & Products—1.8%
Polaris Industries, Inc.	218,598	28,238,490

Life Sciences Tools & Services—2.0%
ICON plc (a)	504,537	20,650,699
PAREXEL International Corp. (a)	114,000	5,726,220
Techne Corp.	79,400	6,356,764

		32,733,683

Machinery—10.6%
Chart Industries, Inc. (a)	76,200	9,375,648
CLARCOR, Inc.	483,102	26,826,654
Donaldson Co., Inc.	346,900	13,227,297
Douglas Dynamics, Inc.	142,166	2,094,105
Graco, Inc.	106,000	7,850,360
Lincoln Electric Holdings, Inc.	88,978	5,927,715
Middleby Corp. (The) (a)	57,600	12,033,216
Nordson Corp.	268,862	19,796,309
RBC Bearings, Inc. (a)	13,500	889,515

Machinery—(Continued)
Tennant Co.	90,978	5,640,636
Toro Co. (The)	264,400	14,370,140
Valmont Industries, Inc.	141,900	19,711,329
Wabtec Corp.	533,700	33,553,719

		171,296,643

Media—0.6%
Nexstar Broadcasting Group, Inc. - Class A	229,100	10,196,095

Metals & Mining—1.5%
Alamos Gold, Inc. (a)	671,000	10,420,630
Compass Minerals International, Inc.	187,200	14,277,744

		24,698,374

Multi-Utilities—0.3%
NorthWestern Corp.	112,300	5,044,516

Office Electronics—0.9%
Zebra Technologies Corp. - Class A (a)	317,582	14,459,508

Oil, Gas & Consumable Fuels—2.4%
Gulfport Energy Corp. (a)	286,000	18,401,240
Kodiak Oil & Gas Corp. (a)	207,900	2,507,274
Laredo Petroleum Holdings, Inc. (a)	189,300	5,618,424
Oasis Petroleum, Inc. (a)	216,500	10,636,645
Painted Pony Petroleum, Ltd. (a)	303,500	2,360,394

		39,523,977

Paper & Forest Products—0.6%
Stella-Jones, Inc.	63,300	6,360,419
Stella-Jones, Inc. (144A)	25,800	2,592,399

		8,952,818

Professional Services—0.9%
Exponent, Inc.	176,478	12,678,180
Mistras Group, Inc. (a)	68,434	1,163,378

		13,841,558

Real Estate Management & Development—2.2%
Altisource Asset Management Corp. (a)	17,605	9,251,251
Altisource Portfolio Solutions S.A. (a)	192,552	26,959,206

		36,210,457

Road & Rail—0.4%
Genesee & Wyoming, Inc. - Class A (a)	63,900	5,940,783

Semiconductors & Semiconductor Equipment—1.9%
Hittite Microwave Corp. (a)	275,492	18,003,402
Power Integrations, Inc.	234,430	12,694,385

		30,697,787

Software—7.6%
Advent Software, Inc.	253,900	8,061,325
Blackbaud, Inc.	128,594	5,020,310

MSF-169

Metropolitan Series Fund

Neuberger Berman Genesis Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—(Continued)
Constellation Software, Inc.	94,750	$16,678,842
FactSet Research Systems, Inc.	112,300	12,251,930
Manhattan Associates, Inc. (a)	155,419	14,834,744
MICROS Systems, Inc. (a)	438,332	21,890,300
Monotype Imaging Holdings, Inc.	257,593	7,382,615
Solera Holdings, Inc.	410,000	21,676,700
Tyler Technologies, Inc. (a)	164,600	14,397,562

		122,194,328

Specialty Retail—3.0%
Hibbett Sports, Inc. (a)	257,600	14,464,240
Sally Beauty Holdings, Inc. (a)	514,600	13,461,936
Tractor Supply Co.	298,400	20,043,528

		47,969,704

Textiles, Apparel & Luxury Goods—0.5%
Wolverine World Wide, Inc.	140,300	8,169,669

Thrifts & Mortgage Finance—2.9%
Brookline Bancorp, Inc.	717,063	6,747,563
Home Loan Servicing Solutions, Ltd.	623,139	13,715,289
Ocwen Financial Corp. (a)	475,700	26,529,789

		46,992,641

Trading Companies & Distributors—2.1%
Applied Industrial Technologies, Inc.	315,471	16,246,757
Beacon Roofing Supply, Inc. (a)	199,113	7,341,296
MSC Industrial Direct Co., Inc. - Class A	62,800	5,108,780
Watsco, Inc.	63,525	5,988,502

		34,685,335

Water Utilities—0.2%
Aqua America, Inc.	143,750	3,554,938

Total Common Stocks (Cost $1,088,003,479)		1,565,918,029

Short-Term Investment—2.8%
Security Description	Principal Amount*	Value

Repurchase Agreement—2.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/13 at 0.000% to be repurchased at $46,215,000 on 10/01/13, collateralized by $47,020,000 U.S. Treasury Note at 0.875% due 04/30/17 with a value of $47,143,286.	46,215,000	46,215,000

Total Short-Term Investment (Cost $46,215,000)		46,215,000

Total Investments—99.8% (Cost $1,134,218,479) (b)		1,612,133,029
Other assets and liabilities (net)—0.2%		2,942,970

Net Assets—100.0%		$1,615,075,999

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	As of September 30, 2013, the aggregate cost of investments was $1,134,218,479. The aggregate unrealized appreciation and depreciation of investments were $481,902,759 and $(3,988,209), respectively, resulting in net unrealized appreciation of $477,914,550.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2013, the market value of 144A securities was $2,592,399, which is 0.2% of net assets.

MSF-170

Metropolitan Series Fund

Neuberger Berman Genesis Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Air Freight & Logistics	$8,738,842	$—	$—	$8,738,842
Auto Components	5,696,334	—	—	5,696,334
Beverages	16,575,021	—	—	16,575,021
Building Products	14,593,534	—	—	14,593,534
Chemicals	67,741,379	—	—	67,741,379
Commercial Banks	113,398,832	—	—	113,398,832
Commercial Services & Supplies	73,953,626	—	—	73,953,626
Communications Equipment	9,872,114	—	—	9,872,114
Construction Materials	5,695,175	—	—	5,695,175
Containers & Packaging	41,185,312	—	—	41,185,312
Distributors	21,113,861	—	—	21,113,861
Electrical Equipment	9,884,609	—	—	9,884,609
Electronic Equipment, Instruments & Components	42,456,677	—	—	42,456,677
Energy Equipment & Services	78,800,167	—	—	78,800,167
Food & Staples Retailing	14,128,020	—	—	14,128,020
Food Products	30,685,807	—	—	30,685,807
Gas Utilities	20,153,916	—	—	20,153,916
Health Care Equipment & Supplies	94,870,469	—	—	94,870,469
Health Care Providers & Services	49,269,258	—	—	49,269,258
Hotels, Restaurants & Leisure	62,397,747	—	—	62,397,747
Household Durables	4,000,905	—	—	4,000,905
Household Products	36,252,185	—	—	36,252,185
Industrial Conglomerates	11,603,186	—	—	11,603,186
Insurance	20,962,241	—	—	20,962,241
Internet Software & Services	3,926,936	—	—	3,926,936
IT Services	22,560,572	—	—	22,560,572
Leisure Equipment & Products	28,238,490	—	—	28,238,490
Life Sciences Tools & Services	32,733,683	—	—	32,733,683
Machinery	171,296,643	—	—	171,296,643
Media	10,196,095	—	—	10,196,095
Metals & Mining	24,698,374	—	—	24,698,374
Multi-Utilities	5,044,516	—	—	5,044,516
Office Electronics	14,459,508	—	—	14,459,508
Oil, Gas & Consumable Fuels	39,523,977	—	—	39,523,977
Paper & Forest Products	6,360,419	2,592,399	—	8,952,818
Professional Services	13,841,558	—	—	13,841,558
Real Estate Management & Development	36,210,457	—	—	36,210,457
Road & Rail	5,940,783	—	—	5,940,783

MSF-171

Metropolitan Series Fund

Neuberger Berman Genesis Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Semiconductors & Semiconductor Equipment	$30,697,787	$—	$—	$30,697,787
Software	122,194,328	—	—	122,194,328
Specialty Retail	47,969,704	—	—	47,969,704
Textiles, Apparel & Luxury Goods	8,169,669	—	—	8,169,669
Thrifts & Mortgage Finance	46,992,641	—	—	46,992,641
Trading Companies & Distributors	34,685,335	—	—	34,685,335
Water Utilities	3,554,938	—	—	3,554,938
Total Common Stocks	1,563,325,630	2,592,399	—	1,565,918,029
Total Short-Term Investment*	—	46,215,000	—	46,215,000
Total Investments	$1,563,325,630	$48,807,399	$—	$1,612,133,029

*	See Schedule of Investments for additional detailed categorizations.

MSF-172

Metropolitan Series Fund

Russell 2000® Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—93.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.5%
AAR Corp.	20,590	$562,725
Aerovironment, Inc. (a) (b)	8,967	207,138
American Science & Engineering, Inc.	4,769	287,618
Astronics Corp. (a)	6,387	317,498
Cubic Corp. (b)	9,993	536,424
Curtiss-Wright Corp.	23,640	1,110,134
DigitalGlobe, Inc. (a)	37,451	1,184,201
Ducommun, Inc. (a)	5,534	158,715
Engility Holdings, Inc. (a) (b)	8,737	277,225
Esterline Technologies Corp. (a)	15,964	1,275,364
GenCorp, Inc. (a) (b)	29,383	471,009
HEICO Corp. (b)	25,897	1,754,263
KEYW Holding Corp. (The) (a) (b)	16,705	224,682
Kratos Defense & Security Solutions, Inc. (a) (b)	22,697	187,931
Moog, Inc. - Class A (a)	22,153	1,299,717
National Presto Industries, Inc.	2,572	181,095
Orbital Sciences Corp. (a)	29,768	630,486
Sparton Corp. (a)	5,744	146,472
Taser International, Inc. (a) (b)	26,071	388,719
Teledyne Technologies, Inc. (a)	18,825	1,598,807

		12,800,223

Air Freight & Logistics—0.4%
Air Transport Services Group, Inc. (a)	26,883	201,353
Atlas Air Worldwide Holdings, Inc. (a)	12,090	557,470
Echo Global Logistics, Inc. (a) (b)	8,016	167,855
Forward Air Corp.	15,560	627,846
HUB Group, Inc. - Class A (a)	19,221	754,040
Pacer International, Inc. (a) (b)	18,622	115,270
Park-Ohio Holdings Corp. (a)	4,748	182,418
UTi Worldwide, Inc. (b)	45,516	687,747
XPO Logistics, Inc. (a)	14,916	323,230

		3,617,229

Airlines—0.6%
Allegiant Travel Co.	7,740	815,487
Hawaiian Holdings, Inc. (a) (b)	26,730	198,871
JetBlue Airways Corp. (a) (b)	117,553	782,903
Republic Airways Holdings, Inc. (a)	25,789	306,889
SkyWest, Inc.	24,419	354,564
Spirit Airlines, Inc. (a)	30,196	1,034,817
U.S. Airways Group, Inc. (a)	96,670	1,832,863

		5,326,394

Auto Components—1.0%
American Axle & Manufacturing Holdings, Inc. (a) (b)	34,595	682,213
Cooper Tire & Rubber Co. (b)	32,939	1,014,521
Dana Holding Corp. (b)	74,123	1,692,969
Dorman Products, Inc.	12,774	632,952
Drew Industries, Inc.	11,598	528,173
Federal-Mogul Corp. (a)	10,391	174,465
Fox Factory Holding Corp. (a)	7,250	139,708
Fuel Systems Solutions, Inc. (a)	8,320	163,571
Gentherm, Inc. (a)	16,060	306,425

Auto Components—(Continued)
Modine Manufacturing Co. (a)	24,735	361,873
Remy International, Inc.	5,631	113,971
Spartan Motors, Inc.	19,530	118,547
Standard Motor Products, Inc. (b)	9,638	309,958
Stoneridge, Inc. (a)	13,705	148,151
Superior Industries International, Inc.	12,615	224,926
Tenneco, Inc. (a)	29,894	1,509,647

		8,122,070

Automobiles—0.1%
Winnebago Industries, Inc. (a)	16,165	419,643

Beverages—0.2%
Boston Beer Co., Inc. (The) - Class A (a)	4,097	1,000,528
Coca-Cola Bottling Co. Consolidated	2,376	148,785
National Beverage Corp. (b)	7,440	132,879

		1,282,192

Biotechnology—3.9%
ACADIA Pharmaceuticals, Inc. (a) (b)	35,491	974,938
Achillion Pharmaceuticals, Inc. (a) (b)	49,415	149,233
Acorda Therapeutics, Inc. (a)	20,455	701,197
Aegerion Pharmaceuticals, Inc. (a) (b)	14,080	1,206,797
Agios Pharmaceuticals, Inc. (a)	5,077	141,953
Alnylam Pharmaceuticals, Inc. (a) (b)	29,088	1,861,923
AMAG Pharmaceuticals, Inc. (a)	11,699	251,295
Anacor Pharmaceuticals, Inc. (a) (b)	14,559	154,617
Arena Pharmaceuticals, Inc. (a) (b)	114,562	603,742
Array BioPharma, Inc. (a) (b)	63,397	394,329
Astex Pharmaceuticals (a)	52,716	447,032
Bluebird Bio, Inc. (a)	5,119	138,008
Cell Therapeutics, Inc. (a)	63,353	102,695
Celldex Therapeutics, Inc. (a) (b)	40,554	1,436,828
Cepheid, Inc. (a) (b)	34,332	1,340,321
Chelsea Therapeutics International, Ltd. (a)	38,469	115,792
Chimerix, Inc. (a)	4,816	105,856
Clovis Oncology, Inc. (a)	8,186	497,545
Coronado Biosciences, Inc. (a) (b)	11,263	79,066
Curis, Inc. (a) (b)	43,921	195,888
Cytokinetics, Inc. (a)	13,033	98,920
Dendreon Corp. (a) (b)	82,091	240,527
Dyax Corp. (a)	51,208	351,287
Dynavax Technologies Corp. (a) (b)	102,480	122,976
Emergent Biosolutions, Inc. (a)	13,410	255,460
Epizyme, Inc. (a) (b)	2,643	106,064
Exact Sciences Corp. (a) (b)	36,373	429,565
Exelixis, Inc. (a) (b)	94,969	552,720
Galena Biopharma, Inc. (a) (b)	47,568	107,979
Genomic Health, Inc. (a) (b)	8,810	269,410
Geron Corp. (a)	72,481	242,811
Halozyme Therapeutics, Inc. (a) (b)	47,510	524,510
Hyperion Therapeutics, Inc. (a) (b)	4,670	122,027
Idenix Pharmaceuticals, Inc. (a) (b)	48,904	254,790
ImmunoGen, Inc. (a) (b)	44,397	755,637
Immunomedics, Inc. (a) (b)	39,907	247,024
Infinity Pharmaceuticals, Inc. (a) (b)	24,496	427,455

MSF-173

Metropolitan Series Fund

Russell 2000® Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
Insmed, Inc. (a) (b)	18,158	$283,446
Intercept Pharmaceuticals, Inc. (a) (b)	3,580	247,127
InterMune, Inc. (a) (b)	43,557	669,471
Intrexon Corp. (a)	7,750	183,598
Ironwood Pharmaceuticals, Inc. (a) (b)	47,826	566,738
Isis Pharmaceuticals, Inc. (a) (b)	55,626	2,088,200
Keryx Biopharmaceuticals, Inc. (a)	41,752	421,695
KYTHERA Biopharmaceuticals, Inc. (a) (b)	5,488	250,802
Lexicon Pharmaceuticals, Inc. (a) (b)	119,680	283,642
Ligand Pharmaceuticals, Inc. - Class B (a) (b)	9,228	399,388
MannKind Corp. (a) (b)	74,752	426,086
Merrimack Pharmaceuticals, Inc. (a) (b)	46,931	178,338
MiMedx Group, Inc. (a) (b)	49,469	206,286
Momenta Pharmaceuticals, Inc. (a)	23,710	341,187
Neurocrine Biosciences, Inc. (a) (b)	35,916	406,569
NewLink Genetics Corp. (a) (b)	7,185	134,934
Novavax, Inc. (a) (b)	73,065	230,885
NPS Pharmaceuticals, Inc. (a) (b)	51,119	1,626,095
Opko Health, Inc. (a) (b)	95,942	845,249
Orexigen Therapeutics, Inc. (a)	48,954	300,578
Osiris Therapeutics, Inc. (a) (b)	9,827	163,521
PDL BioPharma, Inc. (b)	75,107	598,603
Peregrine Pharmaceuticals, Inc. (a) (b)	110,730	156,129
Portola Pharmaceuticals, Inc. (a) (b)	6,934	185,485
Progenics Pharmaceuticals, Inc. (a) (b)	26,203	131,801
Prothena Corp. plc (a) (b)	6,779	137,139
PTC Therapeutics, Inc. (a)	6,967	149,512
Puma Biotechnology, Inc. (a)	10,627	570,245
Raptor Pharmaceutical Corp. (a)	30,816	460,391
Repligen Corp. (a)	18,018	199,820
Rigel Pharmaceuticals, Inc. (a) (b)	47,337	169,466
Sangamo Biosciences, Inc. (a) (b)	28,660	300,357
Sarepta Therapeutics, Inc. (a) (b)	17,226	813,584
Spectrum Pharmaceuticals, Inc. (b)	30,932	259,519
Stemline Therapeutics, Inc. (a)	5,043	228,397
Synageva BioPharma Corp. (a) (b)	8,763	554,786
Synergy Pharmaceuticals, Inc. (a) (b)	42,569	194,540
Synta Pharmaceuticals Corp. (a) (b)	20,751	130,939
TESARO, Inc. (a) (b)	6,990	270,793
Threshold Pharmaceuticals, Inc. (a) (b)	24,847	115,539
Vanda Pharmaceuticals, Inc. (a)	15,947	174,939
Verastem, Inc. (a)	7,985	99,333
XOMA Corp. (a) (b)	33,961	152,145
ZIOPHARM Oncology, Inc. (a) (b)	38,299	151,281

		32,466,795

Building Products—0.7%
AAON, Inc.	15,362	408,015
American Woodmark Corp. (a)	5,650	195,772
Apogee Enterprises, Inc.	13,569	402,728
Builders FirstSource, Inc. (a) (b)	25,665	150,910
Gibraltar Industries, Inc. (a)	14,856	211,847
Griffon Corp. (b)	24,495	307,167
Insteel Industries, Inc.	9,958	160,324
NCI Building Systems, Inc. (a) (b)	10,596	134,993
Nortek, Inc. (a) (b)	4,481	307,889

Building Products—(Continued)
Patrick Industries, Inc. (a)	3,662	110,043
PGT, Inc. (a)	17,505	173,475
Ply Gem Holdings, Inc. (a)	10,411	145,546
Quanex Building Products Corp. (b)	17,697	333,234
Simpson Manufacturing Co., Inc.	20,877	679,964
Trex Co., Inc. (a) (b)	8,732	432,496
Universal Forest Products, Inc. (b)	10,498	441,966
USG Corp. (a) (b)	39,350	1,124,623

		5,720,992

Capital Markets—2.5%
Apollo Investment Corp.	116,588	950,192
Arlington Asset Investment Corp. - Class A (b)	7,800	185,484
BGC Partners, Inc. - Class A	64,999	367,244
BlackRock Kelso Capital Corp.	38,057	361,161
Calamos Asset Management, Inc. - Class A (b)	11,175	111,638
Capital Southwest Corp.	7,000	239,470
Cohen & Steers, Inc. (b)	9,693	342,260
Cowen Group, Inc. - Class A (a)	41,897	144,545
Diamond Hill Investment Group, Inc. (b)	1,546	165,345
Evercore Partners, Inc. - Class A	15,370	756,665
FBR & Co. (a)	5,282	141,610
Fidus Investment Corp.	7,619	147,809
Fifth Street Finance Corp.	69,174	711,800
Financial Engines, Inc. (b)	24,757	1,471,556
Firsthand Technology Value Fund, Inc. (a) (b)	5,589	136,819
FXCM, Inc. (b)	18,846	372,208
GAMCO Investors, Inc. - Class A	3,184	241,761
GFI Group, Inc.	37,273	147,228
Gladstone Capital Corp.	12,173	106,270
Gladstone Investment Corp. (b)	14,338	101,083
Golub Capital BDC, Inc. (b)	17,843	309,398
Greenhill & Co., Inc. (b)	13,818	689,242
GSV Capital Corp. (a) (b)	10,696	158,515
Hercules Technology Growth Capital, Inc. (b)	32,237	491,614
HFF, Inc. - Class A	17,729	444,111
ICG Group, Inc. (a)	20,148	285,900
International FCStone, Inc. (a) (b)	7,668	156,811
Investment Technology Group, Inc. (a)	17,949	282,158
Janus Capital Group, Inc. (b)	75,490	642,420
KCAP Financial, Inc. (b)	12,596	113,112
KCG Holdings, Inc. - Class A (a)	36,686	318,068
Ladenburg Thalmann Financial Services, Inc. (a) (b)	56,603	102,451
Main Street Capital Corp.	19,878	594,949
Manning & Napier, Inc.	8,917	148,736
MCG Capital Corp.	37,449	188,743
Medallion Financial Corp. (b)	7,820	116,362
Medley Capital Corp. (b)	20,816	287,053
MVC Capital, Inc.	13,488	176,153
New Mountain Finance Corp.	19,363	279,021
Oppenheimer Holdings, Inc. - Class A	5,749	102,160
PennantPark Floating Rate Capital, Ltd.	8,031	110,667
PennantPark Investment Corp. (b)	33,969	382,491

MSF-174

Metropolitan Series Fund

Russell 2000® Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Capital Markets—(Continued)
Piper Jaffray Cos. (a)	8,439	$289,373
Prospect Capital Corp. (b)	130,859	1,463,004
Safeguard Scientifics, Inc. (a) (b)	11,857	186,036
Solar Capital, Ltd. (b)	23,565	522,436
Solar Senior Capital, Ltd.	6,468	116,941
Stellus Capital Investment Corp.	6,692	100,246
Stifel Financial Corp. (a) (b)	31,775	1,309,765
TCP Capital Corp. (b)	13,557	219,895
THL Credit, Inc. (b)	17,620	275,224
TICC Capital Corp. (b)	24,365	237,559
Triangle Capital Corp. (b)	13,996	411,063
Virtus Investment Partners, Inc. (a)	3,430	557,855
Walter Investment Management Corp. (a)	19,069	753,988
Westwood Holdings Group, Inc. (b)	3,352	161,064
WisdomTree Investments, Inc. (a)	50,887	590,798

		20,777,530

Chemicals—2.1%
A Schulman, Inc.	13,279	391,199
Advanced Emissions Solutions, Inc. (a)	4,907	209,627
American Pacific Corp. (a)	3,240	177,422
American Vanguard Corp.	14,887	400,758
Arabian American Development Co. (a)	10,819	98,453
Axiall Corp.	35,265	1,332,664
Balchem Corp.	15,297	791,620
Calgon Carbon Corp. (a)	26,161	496,797
Chase Corp.	3,533	103,800
Chemtura Corp. (a)	48,619	1,117,751
Ferro Corp. (a)	34,923	318,149
Flotek Industries, Inc. (a) (b)	22,153	509,519
FutureFuel Corp.	9,675	173,763
Hawkins, Inc.	4,778	180,322
HB Fuller Co.	25,868	1,168,975
Innophos Holdings, Inc.	11,603	612,406
Innospec, Inc.	12,490	582,784
Intrepid Potash, Inc. (b)	27,693	434,226
KMG Chemicals, Inc.	4,413	97,042
Koppers Holdings, Inc.	11,124	474,439
Kraton Performance Polymers, Inc. (a)	16,524	323,705
Landec Corp. (a)	14,010	170,922
LSB Industries, Inc. (a)	9,253	310,253
Minerals Technologies, Inc.	17,678	872,763
Olin Corp. (b)	41,593	959,551
OM Group, Inc. (a)	16,641	562,133
OMNOVA Solutions, Inc. (a)	24,497	209,449
PolyOne Corp.	48,317	1,483,815
Quaker Chemical Corp.	6,591	481,473
Sensient Technologies Corp.	24,710	1,183,362
Stepan Co.	8,970	517,838
Taminco Corp. (a)	6,308	128,052
Tredegar Corp.	13,367	347,542
Zep, Inc.	10,762	174,990
Zoltek Cos., Inc. (a)	15,344	256,091

		17,653,655

Commercial Banks—6.4%
1st Source Corp. (b)	8,143	219,210
1st United Bancorp, Inc.	12,631	92,585
American National Bankshares, Inc.	4,458	103,426
Ameris Bancorp (a)	13,498	248,093
Ames National Corp.	4,449	101,304
Arrow Financial Corp. (b)	5,596	142,747
Bancfirst Corp. (b)	4,227	228,554
Banco Latinoamericano de Exportaciones S.A. - Class E	14,005	349,005
Bancorp, Inc. (a)	17,608	312,014
BancorpSouth, Inc. (b)	45,861	914,468
Bank of Marin Bancorp	3,199	132,918
Bank of the Ozarks, Inc.	15,721	754,451
Banner Corp.	10,387	396,368
BBCN Bancorp, Inc.	39,760	547,098
BNC Bancorp (b)	10,025	133,733
Boston Private Financial Holdings, Inc.	40,232	446,575
Bridge Bancorp, Inc.	3,615	77,723
Bryn Mawr Bank Corp.	6,395	172,473
Camden National Corp.	3,953	161,678
Capital Bank Financial Corp. - Class A (a)	12,884	282,804
Cardinal Financial Corp.	17,067	282,118
Cathay General Bancorp	39,976	934,239
Center Bancorp, Inc.	6,530	92,987
Centerstate Banks, Inc.	16,702	161,675
Central Pacific Financial Corp. (b)	11,945	211,426
Chemical Financial Corp.	13,755	384,040
Citizens & Northern Corp.	6,716	133,917
City Holding Co. (b)	8,336	360,449
CNB Financial Corp. (b)	6,782	115,633
CoBiz Financial, Inc.	17,832	172,257
Columbia Banking System, Inc. (b)	26,670	658,749
Community Bank System, Inc. (b)	21,059	718,533
Community Trust Bancorp, Inc.	7,420	301,178
Customers Bancorp, Inc. (a)	10,624	171,046
CVB Financial Corp. (b)	47,878	647,311
Eagle Bancorp, Inc. (a)	10,028	283,692
Enterprise Financial Services Corp.	11,259	188,926
Fidelity Southern Corp.	7,923	121,539
Financial Institutions, Inc.	6,461	132,192
First Bancorp (b)	47,258	340,708
First Busey Corp.	42,355	220,670
First Commonwealth Financial Corp. (b)	45,151	342,696
First Community Bancshares, Inc.	8,470	138,484
First Connecticut Bancorp Inc. (b)	9,833	144,545
First Financial Bancorp	30,745	466,402
First Financial Bankshares, Inc. (b)	15,344	902,534
First Financial Corp.	6,038	190,620
First Financial Holdings, Inc. (b)	12,195	672,676
First Interstate Bancsystem, Inc.	9,233	222,977
First Merchants Corp.	14,938	258,876
First Midwest Bancorp, Inc.	35,696	539,367
First of Long Island Corp. (The) (b)	3,365	130,730
FirstMerit Corp.	83,808	1,819,472
Flushing Financial Corp.	17,365	320,384
FNB Corp. (b)	71,997	873,324
German American Bancorp, Inc. (b)	6,759	170,462

MSF-175

Metropolitan Series Fund

Russell 2000® Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Commercial Banks—(Continued)
Glacier Bancorp, Inc. (b)	36,532	$902,706
Great Southern Bancorp, Inc.	6,069	171,328
Guaranty Bancorp	8,675	118,761
Hancock Holding Co.	42,609	1,337,070
Hanmi Financial Corp.	17,546	290,737
Heartland Financial USA, Inc.	7,703	214,606
Heritage Financial Corp.	10,314	160,073
Home BancShares, Inc.	23,766	721,773
Home Federal Bancorp, Inc. (b)	10,146	127,637
HomeTrust Bancshares, Inc. (a) (b)	10,270	169,455
Horizon Bancorp (b)	4,830	112,780
Hudson Valley Holding Corp.	7,889	148,155
Iberiabank Corp.	15,241	790,551
Independent Bank Corp. (b)	11,835	422,509
International Bancshares Corp.	27,173	587,752
Investors Bancorp, Inc. (b)	22,076	483,023
Lakeland Bancorp, Inc.	16,496	185,580
Lakeland Financial Corp.	9,208	300,641
MainSource Financial Group, Inc.	12,295	186,761
MB Financial, Inc.	28,968	818,056
Mercantile Bank Corp.	4,833	105,263
Metro Bancorp, Inc. (a)	7,930	166,609
MetroCorp Bancshares, Inc.	8,864	121,969
MidWestOne Financial Group, Inc.	3,830	98,469
National Bank Holdings Corp. - Class A	26,547	545,275
National Bankshares, Inc.	4,218	151,384
National Penn Bancshares, Inc.	59,275	595,714
NBT Bancorp, Inc.	24,027	552,140
NewBridge Bancorp (a)	14,228	103,722
OFG Bancorp	25,382	410,935
Old National Bancorp	53,086	753,821
OmniAmerican Bancorp, Inc. (a)	7,185	175,745
Pacific Continental Corp.	10,841	142,126
Pacific Premier Bancorp, Inc. (a) (b)	8,535	114,710
PacWest Bancorp	19,360	665,210
Park National Corp.	5,759	455,422
Park Sterling Corp.	18,229	116,848
Penns Woods Bancorp, Inc.	1,988	99,042
Peoples Bancorp, Inc.	5,988	125,029
Pinnacle Financial Partners, Inc. (a) (b)	18,820	561,024
Preferred Bank (a)	6,777	120,563
PrivateBancorp, Inc.	33,931	726,123
Prosperity Bancshares, Inc. (b)	30,210	1,868,186
Renasant Corp. (b)	15,636	424,830
Republic Bancorp, Inc. - Class A (b)	5,421	149,349
S&T Bancorp, Inc.	15,660	379,285
Sandy Spring Bancorp, Inc.	13,670	317,964
Sierra Bancorp	7,033	110,629
Simmons First National Corp. - Class A	9,347	290,598
Southside Bancshares, Inc. (b)	8,740	234,407
Southwest Bancorp, Inc. (a)	11,069	163,932
State Bank Financial Corp.	16,379	259,935
StellarOne Corp.	12,984	292,140
Sterling Bancorp	17,221	236,444
Sterling Financial Corp.	17,351	497,106
Suffolk Bancorp (a)	6,378	113,018
Susquehanna Bancshares, Inc.	93,642	1,175,207

Commercial Banks—(Continued)
SY Bancorp, Inc. (b)	7,089	200,831
Taylor Capital Group, Inc. (a)	7,608	168,517
Texas Capital Bancshares, Inc. (a)	21,162	972,817
Tompkins Financial Corp.	7,424	343,137
TowneBank (b)	12,365	178,303
Trico Bancshares (b)	8,062	183,652
Trustmark Corp. (b)	34,161	874,522
UMB Financial Corp. (b)	17,961	976,001
Umpqua Holdings Corp. (b)	55,348	897,745
Union First Market Bankshares Corp. (b)	9,844	230,054
United Bankshares, Inc. (b)	25,900	750,582
United Community Banks, Inc. (a)	21,449	321,735
Univest Corp. of Pennsylvania	9,559	180,187
ViewPoint Financial Group, Inc.	20,388	421,420
Virginia Commerce Bancorp, Inc. (a)	12,273	190,600
Washington Banking Co.	9,167	128,888
Washington Trust Bancorp, Inc.	7,713	242,420
Webster Financial Corp.	45,341	1,157,556
WesBanco, Inc.	12,861	382,358
West Bancorp, Inc.	8,036	110,897
Westamerica Bancorp (b)	14,310	711,779
Western Alliance Bancorp (a)	37,712	713,888
Wilshire Bancorp, Inc.	29,438	240,803
Wintrust Financial Corp. (b)	19,337	794,171
Yadkin Financial Corp. (a)	7,897	136,065

		52,823,116

Commercial Services & Supplies—2.0%
ABM Industries, Inc.	27,975	744,695
ACCO Brands Corp. (a) (b)	58,424	387,935
ARC Document Solutions, Inc. (a)	21,379	98,130
Brink’s Co. (The)	24,924	705,349
Casella Waste Systems, Inc. - Class A (a)	20,518	117,979
Ceco Environmental Corp. (b)	9,240	130,099
Consolidated Graphics, Inc. (a)	4,031	225,978
Costa, Inc. (a)	5,065	96,336
Courier Corp.	6,229	98,543
Deluxe Corp. (b)	25,571	1,065,288
EnerNOC, Inc. (a) (b)	15,853	237,636
Ennis, Inc.	14,123	254,779
G&K Services, Inc. - Class A	9,849	594,781
Healthcare Services Group, Inc. (b)	32,219	829,961
Herman Miller, Inc.	27,591	805,105
HNI Corp. (b)	22,105	799,759
InnerWorkings, Inc. (a)	22,568	221,618
Interface, Inc.	31,333	621,647
Kimball International, Inc. - Class B	18,813	208,636
Knoll, Inc. (b)	25,885	438,492
McGrath RentCorp (b)	13,375	477,488
Mine Safety Appliances Co.	14,087	727,030
Mobile Mini, Inc. (a)	19,043	648,605
Multi-Color Corp. (b)	6,895	233,947
Performant Financial Corp. (a)	11,558	126,213
Quad/Graphics, Inc.	13,076	396,987
Schawk, Inc.	7,118	105,631
Standard Parking Corp. (a)	8,683	233,486

MSF-176

Metropolitan Series Fund

Russell 2000® Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Commercial Services & Supplies—(Continued)
Steelcase, Inc. - Class A	41,383	$687,785
Team, Inc. (a)	10,055	399,686
Tetra Tech, Inc. (a) (c)	33,211	859,833
TMS International Corp. - Class A	7,203	125,620
U.S. Ecology, Inc.	10,060	303,108
UniFirst Corp.	7,601	793,696
United Stationers, Inc. (b)	19,263	837,941
Viad Corp.	11,786	294,061
West Corp. (b)	9,192	203,787

		16,137,650

Communications Equipment—1.8%
ADTRAN, Inc. (b)	30,097	801,784
Alliance Fiber Optic Products, Inc. (b)	6,504	133,137
Anaren, Inc. (a) (b)	5,087	129,719
ARRIS Group, Inc. (a)	59,022	1,006,915
Aruba Networks, Inc. (a)	59,276	986,353
Bel Fuse, Inc. - Class B	5,512	96,129
Black Box Corp.	7,046	215,889
CalAmp Corp. (a)	19,380	341,669
Calix, Inc. (a)	19,494	248,159
Ciena Corp. (a) (b)	49,168	1,228,217
Comtech Telecommunications Corp.	8,068	196,214
Digi International, Inc. (a)	14,316	143,303
Emulex Corp. (a)	45,893	356,130
Extreme Networks (a)	49,591	258,865
Finisar Corp. (a)	47,662	1,078,591
Globecomm Systems, Inc. (a)	14,070	197,402
Harmonic, Inc. (a)	48,208	370,720
Infinera Corp. (a) (b)	56,037	633,778
InterDigital, Inc.	21,402	798,937
Ixia (a)	28,748	450,481
KVH Industries, Inc. (a)	8,641	119,246
NETGEAR, Inc. (a) (b)	20,185	622,909
Oplink Communications, Inc. (a)	10,830	203,821
Parkervision, Inc. (a) (b)	43,816	146,784
Plantronics, Inc.	21,347	983,029
Procera Networks, Inc. (a) (b)	10,321	159,872
Ruckus Wireless, Inc. (a)	22,533	379,230
ShoreTel, Inc. (a)	25,559	154,376
Sonus Networks, Inc. (a)	111,897	378,212
Symmetricom, Inc. (a)	22,874	110,253
Tellabs, Inc.	183,934	417,530
Tessco Technologies, Inc. (b)	3,116	105,009
Ubiquiti Networks, Inc. (b)	5,898	198,114
ViaSat, Inc. (a)	19,916	1,269,645

		14,920,422

Computers & Peripherals—0.4%
Avid Technology, Inc. (a)	15,838	95,028
Cray, Inc. (a)	20,870	502,341
Datalink Corp. (a)	9,229	124,776
Electronics for Imaging, Inc. (a)	23,486	744,036
Fusion-io, Inc. (a) (b)	38,656	517,604
Immersion Corp. (a)	16,446	216,923
QLogic Corp. (a)	44,263	484,237

Computers & Peripherals—(Continued)
Quantum Corp. (a) (b)	113,826	157,080
Silicon Graphics International Corp. (a)	18,071	293,654
Super Micro Computer, Inc. (a)	14,579	197,400

		3,333,079

Construction & Engineering—0.8%
Aegion Corp. (a) (b)	20,173	478,705
Ameresco, Inc. - Class A (a) (b)	5,711	57,224
Argan, Inc.	5,446	119,649
Comfort Systems USA, Inc.	16,594	278,945
Dycom Industries, Inc. (a)	16,749	468,804
EMCOR Group, Inc.	32,867	1,286,086
Furmanite Corp. (a)	19,494	192,991
Granite Construction, Inc.	20,021	612,643
Great Lakes Dredge & Dock Corp. (b)	32,033	237,685
Layne Christensen Co. (a) (b)	10,438	208,342
MasTec, Inc. (a) (b)	29,748	901,364
Michael Baker Corp. (b)	4,638	187,700
MYR Group, Inc. (a)	10,017	243,413
Northwest Pipe Co. (a)	4,794	157,627
Orion Marine Group, Inc. (a)	14,575	151,726
Pike Electric Corp.	13,447	152,220
Primoris Services Corp.	17,845	454,512
Tutor Perini Corp. (a)	19,192	409,173

		6,598,809

Construction Materials—0.1%
Headwaters, Inc. (a) (b)	38,364	344,892
Texas Industries, Inc. (a) (b)	11,145	739,025
U.S. Concrete, Inc. (a)	7,217	144,773

		1,228,690

Consumer Finance—0.7%
Cash America International, Inc. (b)	14,003	634,056
Credit Acceptance Corp. (a)	3,612	400,246
DFC Global Corp. (a) (b)	22,515	247,440
Encore Capital Group, Inc. (a) (b)	11,801	541,194
Ezcorp, Inc. - Class A (a)	24,505	413,644
First Cash Financial Services, Inc. (a)	14,639	848,330
Green Dot Corp. - Class A (a)	12,988	341,974
Nelnet, Inc. - Class A	12,596	484,316
Portfolio Recovery Associates, Inc. (a)	25,449	1,525,413
World Acceptance Corp. (a) (b)	4,646	417,768

		5,854,381

Containers & Packaging—0.3%
AEP Industries, Inc. (a)	2,424	180,128
Berry Plastics Group, Inc. (a)	27,955	558,261
Boise, Inc.	47,009	592,313
Graphic Packaging Holding Co. (a)	105,650	904,364
Myers Industries, Inc.	12,789	257,187

		2,492,253

MSF-177

Metropolitan Series Fund

Russell 2000® Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Distributors—0.2%
Core-Mark Holding Co., Inc.	5,932	$394,122
Pool Corp. (b)	23,340	1,310,074
VOXX International Corp. (a) (b)	10,683	146,357
Weyco Group, Inc. (b)	4,154	117,642

		1,968,195

Diversified Consumer Services—1.2%
American Public Education, Inc. (a) (b)	9,943	375,845
Ascent Capital Group, Inc. - Class A (a) (b)	6,860	553,053
Bridgepoint Education, Inc. (a) (b)	9,743	175,764
Bright Horizons Family Solutions, Inc. (a)	6,946	248,875
Capella Education Co. (a)	5,633	318,602
Carriage Services, Inc.	9,414	182,632
Education Management Corp. (a) (b)	13,467	122,819
Grand Canyon Education, Inc. (a)	22,843	920,116
Hillenbrand, Inc.	28,780	787,709
ITT Educational Services, Inc. (a) (b)	11,937	370,047
K12, Inc. (a) (b)	13,883	428,707
LifeLock, Inc. (a) (b)	30,848	457,476
Mac-Gray Corp.	7,254	105,618
Matthews International Corp. - Class A	13,720	522,458
Outerwall, Inc. (a) (b)	14,700	734,853
Regis Corp. (b)	24,117	354,038
Sotheby’s	33,921	1,666,539
Steiner Leisure, Ltd. (a)	7,524	439,627
Stewart Enterprises, Inc. - Class A (b)	36,822	483,841
Strayer Education, Inc. (b)	6,343	263,361
Universal Technical Institute, Inc. (b)	11,178	135,589

		9,647,569

Diversified Financial Services—0.3%
MarketAxess Holdings, Inc.	19,495	1,170,480
Marlin Business Services Corp.	4,620	115,315
NewStar Financial, Inc. (a)	14,397	263,033
PHH Corp. (a) (b)	26,715	634,214
PICO Holdings, Inc. (a)	12,147	263,104

		2,446,146

Diversified Telecommunication Services—0.5%
8x8, Inc. (a)	37,474	377,363
Atlantic Tele-Network, Inc.	4,754	247,826
Cbeyond, Inc. (a)	13,419	86,016
Cincinnati Bell, Inc. (a)	106,292	289,114
Cogent Communications Group, Inc. (b)	24,794	799,606
Consolidated Communications Holdings, Inc. (b)	19,216	331,284
Fairpoint Communications, Inc. (a) (b)	11,602	110,799
General Communication, Inc. - Class A (a)	16,537	157,432
Hawaiian Telcom Holdco, Inc. (a) (b)	6,401	170,267
IDT Corp. - Class B	8,438	149,774
inContact, Inc. (a) (b)	27,382	226,449
Inteliquent, Inc.	16,025	154,801
Iridium Communications, Inc. (a) (b)	32,786	225,568
Lumos Networks Corp.	8,454	183,198
magicJack VocalTec, Ltd. (a)	8,170	105,148

Diversified Telecommunication Services—(Continued)
ORBCOMM, Inc. (a) (b)	19,477	102,644
Premiere Global Services, Inc. (a)	24,982	248,821
Towerstream Corp. (a)	35,583	101,412
Vonage Holdings Corp. (a)	74,697	234,549

		4,302,071

Electric Utilities—1.3%
ALLETE, Inc.	20,181	974,742
Cleco Corp.	30,631	1,373,494
El Paso Electric Co.	21,145	706,243
Empire District Electric Co. (The)	22,399	485,162
IDACORP, Inc.	25,340	1,226,456
MGE Energy, Inc.	12,019	655,637
NRG Yield, Inc. - Class A (a)	12,728	385,531
Otter Tail Corp. (b)	18,873	520,895
PNM Resources, Inc.	38,653	874,717
Portland General Electric Co. (b)	38,989	1,100,660
UIL Holdings Corp. (b)	24,602	914,702
Unitil Corp.	7,429	217,447
UNS Energy Corp.	21,055	981,584

		10,417,270

Electrical Equipment—1.4%
Acuity Brands, Inc. (b)	21,597	1,987,356
AZZ, Inc.	13,326	557,826
Brady Corp. - Class A	22,732	693,326
Capstone Turbine Corp. (a) (b)	164,599	194,227
Coleman Cable, Inc. (b)	4,571	96,494
Encore Wire Corp.	10,537	415,579
EnerSys, Inc. (b)	23,684	1,435,961
Franklin Electric Co., Inc.	24,472	964,197
FuelCell Energy, Inc. (a) (b)	88,097	113,645
Generac Holdings, Inc.	25,812	1,100,624
General Cable Corp. (b)	24,951	792,194
Global Power Equipment Group, Inc.	8,163	164,158
GrafTech International, Ltd. (a) (b)	58,953	498,153
II-VI, Inc. (a)	27,302	513,824
LSI Industries, Inc.	11,713	98,858
Polypore International, Inc. (a) (b)	23,444	960,501
Powell Industries, Inc. (a)	4,404	269,921
PowerSecure International, Inc. (a)	9,992	160,372
Preformed Line Products Co.	1,321	95,019
Thermon Group Holdings, Inc. (a)	13,760	317,993

		11,430,228

Electronic Equipment, Instruments & Components—2.5%
Agilysys, Inc. (a)	7,882	93,953
Anixter International, Inc. (a)	13,642	1,195,858
Badger Meter, Inc. (b)	6,820	317,130
Belden, Inc.	21,664	1,387,579
Benchmark Electronics, Inc. (a)	26,591	608,668
Checkpoint Systems, Inc. (a)	21,005	350,783
Cognex Corp.	42,634	1,337,002
Coherent, Inc.	12,319	757,002
CTS Corp.	18,070	284,964

MSF-178

Metropolitan Series Fund

Russell 2000® Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
Daktronics, Inc.	18,513	$207,160
DTS, Inc. (a) (b)	9,298	195,258
Electro Rent Corp.	9,062	164,385
Electro Scientific Industries, Inc.	11,663	136,574
Fabrinet (a)	14,981	252,280
FARO Technologies, Inc. (a)	8,551	360,596
FEI Co.	21,007	1,844,415
GSI Group, Inc. (a)	18,739	178,770
Insight Enterprises, Inc. (a) (c)	22,462	424,981
InvenSense, Inc. (a) (b)	29,030	511,509
Itron, Inc. (a) (b)	19,812	848,548
Kemet Corp. (a) (b)	22,874	95,613
Littelfuse, Inc.	10,401	813,566
Maxwell Technologies, Inc. (a) (b)	14,377	130,543
Measurement Specialties, Inc. (a)	8,286	449,433
Mercury Systems, Inc. (a) (b)	15,581	155,654
Mesa Laboratories, Inc.	1,416	95,736
Methode Electronics, Inc. (b)	17,268	483,504
MTS Systems Corp.	8,022	516,216
Neonode, Inc. (a) (b)	14,161	90,914
Newport Corp. (a)	20,202	315,757
OSI Systems, Inc. (a)	10,001	744,774
Park Electrochemical Corp.	10,569	302,802
Plexus Corp. (a) (c)	16,058	597,358
RealD, Inc. (a)	18,684	130,788
Rofin-Sinar Technologies, Inc. (a)	15,227	368,646
Rogers Corp. (a)	8,965	533,238
Sanmina Corp. (a)	42,537	743,972
ScanSource, Inc. (a)	14,516	502,254
SYNNEX Corp. (a)	13,438	825,765
TTM Technologies, Inc. (a)	26,923	262,499
Uni-Pixel, Inc. (a) (b)	5,601	99,306
Universal Display Corp. (a) (b)	21,034	673,719
Vishay Precision Group, Inc. (a)	6,373	92,727
Zygo Corp. (a)	8,667	138,499

		20,620,698

Energy Equipment & Services—1.8%
Basic Energy Services, Inc. (a)	14,197	179,450
Bristow Group, Inc.	18,228	1,326,269
C&J Energy Services, Inc. (a) (b)	23,819	478,286
Cal Dive International, Inc. (a) (b)	54,319	111,354
CARBO Ceramics, Inc. (b)	9,985	989,613
Dawson Geophysical Co. (a)	5,124	166,376
Era Group, Inc. (a)	10,332	280,824
Exterran Holdings, Inc. (a)	28,971	798,730
Forum Energy Technologies, Inc. (a)	19,863	536,500
Geospace Technologies Corp. (a) (b)	6,866	578,804
Gulf Island Fabrication, Inc. (b)	7,812	191,472
GulfMark Offshore, Inc. - Class A	13,516	687,829
Helix Energy Solutions Group, Inc. (a)	52,636	1,335,375
Hercules Offshore, Inc. (a)	82,886	610,870
Hornbeck Offshore Services, Inc. (a)	17,322	994,976
ION Geophysical Corp. (a) (b)	68,572	356,574
Key Energy Services, Inc. (a)	80,293	585,336
Matrix Service Co. (a)	14,196	278,526

Energy Equipment & Services—(Continued)
Mitcham Industries, Inc. (a)	7,031	107,504
Natural Gas Services Group, Inc. (a)	6,643	178,165
Newpark Resources, Inc. (a) (b)	42,672	540,228
Nuverra Environmental Solutions, Inc. (a) (b)	83,048	190,180
Parker Drilling Co. (a)	61,149	348,549
PHI, Inc. (a)	6,426	242,324
Pioneer Energy Services Corp. (a)	31,825	239,006
RigNet, Inc. (a)	6,898	249,846
SEACOR Holdings, Inc. (b)	10,116	914,891
Tesco Corp. (a)	16,366	271,185
TETRA Technologies, Inc. (a)	39,068	489,522
Vantage Drilling Co. (a) (b)	106,785	184,738
Willbros Group, Inc. (a)	22,413	205,751

		14,649,053

Food & Staples Retailing—1.3%
Andersons, Inc. (The)	9,754	681,805
Casey’s General Stores, Inc.	18,560	1,364,160
Chefs’ Warehouse, Inc. (The) (a)	8,577	198,129
Fairway Group Holdings Corp. (a) (b)	8,135	207,931
Harris Teeter Supermarkets, Inc. (b)	24,758	1,217,846
Ingles Markets, Inc. - Class A	4,345	124,832
Nash Finch Co.	6,720	177,475
Natural Grocers by Vitamin Cottage, Inc. (a) (b)	4,597	182,501
Pantry, Inc. (The) (a)	12,441	137,846
Pricesmart, Inc. (b)	9,705	924,304
Rite Aid Corp. (a)	365,720	1,740,827
Roundy’s, Inc.	13,261	114,045
Spartan Stores, Inc. (b)	11,884	262,161
SUPERVALU, Inc. (a) (b)	101,674	836,777
Susser Holdings Corp. (a) (b)	9,109	484,143
United Natural Foods, Inc. (a)	24,889	1,673,038
Village Super Market, Inc. - Class A	2,409	91,590
Weis Markets, Inc.	6,205	303,673

		10,723,083

Food Products—1.6%
Annie’s, Inc. (a) (b)	6,956	341,540
B&G Foods, Inc. (b)	26,523	916,370
Boulder Brands, Inc. (a)	31,712	508,660
Cal-Maine Foods, Inc.	7,468	359,211
Calavo Growers, Inc. (b)	6,124	185,190
Chiquita Brands International, Inc. (a)	24,259	307,119
Darling International, Inc. (a)	60,621	1,282,740
Diamond Foods, Inc. (a) (b)	11,661	274,966
Dole Food Co., Inc. (a)	26,037	354,624
Fresh Del Monte Produce, Inc.	19,290	572,527
Hain Celestial Group, Inc. (The) (a) (b)	18,880	1,456,026
J&J Snack Foods Corp.	7,928	639,948
John B Sanfilippo & Son, Inc.	4,642	107,648
Lancaster Colony Corp.	8,929	699,051
Limoneira Co. (b)	4,954	127,219
Omega Protein Corp. (a)	11,349	115,419
Pilgrim’s Pride Corp. (a)	32,160	539,966
Post Holdings, Inc. (a)	16,404	662,230

MSF-179

Metropolitan Series Fund

Russell 2000® Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food Products—(Continued)
Sanderson Farms, Inc.	11,409	$744,323
Seaboard Corp.	150	412,200
Seneca Foods Corp. - Class A (a)	4,612	138,775
Snyders-Lance, Inc.	23,294	672,032
Tootsie Roll Industries, Inc. (b)	9,939	306,320
TreeHouse Foods, Inc. (a)	18,597	1,242,838

		12,966,942

Gas Utilities—0.8%
Chesapeake Utilities Corp.	4,498	236,100
Laclede Group, Inc. (The)	16,259	731,655
New Jersey Resources Corp.	20,071	884,127
Northwest Natural Gas Co. (b)	14,144	593,765
Piedmont Natural Gas Co., Inc.	37,126	1,220,703
South Jersey Industries, Inc. (b)	15,904	931,656
Southwest Gas Corp.	23,934	1,196,700
WGL Holdings, Inc.	26,098	1,114,646

		6,909,352

Health Care Equipment & Supplies—3.2%
Abaxis, Inc. (b)	12,234	515,051
ABIOMED, Inc. (a) (b)	19,803	377,643
Accuray, Inc. (a) (b)	37,218	275,041
Align Technology, Inc. (a) (b)	36,188	1,741,367
Analogic Corp.	6,542	540,631
AngioDynamics, Inc. (a) (b)	13,423	177,184
Anika Therapeutics, Inc. (a)	7,087	169,804
Antares Pharma, Inc. (a) (b)	58,477	237,417
ArthroCare Corp. (a)	14,508	516,195
AtriCure, Inc. (a)	10,769	118,244
Atrion Corp.	874	226,174
Cantel Medical Corp.	15,624	497,624
Cardiovascular Systems, Inc. (a) (b)	10,949	219,527
Cerus Corp. (a) (b)	38,358	257,382
CONMED Corp.	14,206	482,862
CryoLife, Inc.	17,220	120,540
Cyberonics, Inc. (a)	14,671	744,407
Cynosure, Inc. - Class A (a)	9,126	208,164
Derma Sciences, Inc. (a)	7,275	90,064
DexCom, Inc. (a)	35,316	996,971
Endologix, Inc. (a) (b)	32,408	522,741
Exactech, Inc. (a)	5,322	107,238
GenMark Diagnostics, Inc. (a) (b)	15,552	188,957
Globus Medical, Inc. - Class A (a) (b)	27,849	486,244
Greatbatch, Inc. (a)	12,931	440,042
Haemonetics Corp. (a)	26,522	1,057,697
HeartWare International, Inc. (a)	8,570	627,410
ICU Medical, Inc. (a)	6,398	434,616
Insulet Corp. (a) (b)	27,643	1,001,782
Integra LifeSciences Holdings Corp. (a) (b)	10,937	440,214
Invacare Corp.	15,930	275,111
MAKO Surgical Corp. (a) (b)	21,329	629,419
Masimo Corp. (b)	23,446	624,601
Meridian Bioscience, Inc. (b)	22,552	533,355
Merit Medical Systems, Inc. (a)	21,638	262,469
Natus Medical, Inc. (a)	16,472	233,573

Health Care Equipment & Supplies—(Continued)
Navidea Biopharmaceuticals, Inc. (a) (b)	64,614	171,227
Neogen Corp. (a)	11,886	721,718
NuVasive, Inc. (a)	22,552	552,298
NxStage Medical, Inc. (a)	30,508	401,485
OraSure Technologies, Inc. (a) (b)	29,491	177,241
Orthofix International NV (a)	9,598	200,214
PhotoMedex, Inc. (a) (b)	8,374	133,147
Quidel Corp. (a)	13,903	394,845
Rochester Medical Corp. (a)	6,009	119,940
Rockwell Medical, Inc. (a) (b)	22,438	256,018
RTI Biologics, Inc. (a)	32,270	120,690
Spectranetics Corp. (a)	21,548	361,575
Staar Surgical Co. (a) (b)	19,419	262,933
STERIS Corp.	29,805	1,280,423
SurModics, Inc. (a)	6,337	150,694
Symmetry Medical, Inc. (a)	21,060	171,850
TearLab Corp. (a)	13,828	152,938
Thoratec Corp. (a)	28,903	1,077,793
Tornier NV (a)	13,588	262,656
Unilife Corp. (a) (b)	51,606	171,332
Utah Medical Products, Inc. (b)	1,867	110,974
Vascular Solutions, Inc. (a)	9,953	167,210
Volcano Corp. (a)	27,732	663,349
West Pharmaceutical Services, Inc.	35,092	1,444,036
Wright Medical Group, Inc. (a) (b)	20,337	530,389

		26,434,736

Health Care Providers & Services—2.4%
Acadia Healthcare Co., Inc. (a) (b)	17,958	708,084
Accretive Health, Inc. (a) (b)	30,305	276,382
Air Methods Corp. (b)	20,526	874,408
Amedisys, Inc. (a) (b)	18,591	320,137
AMN Healthcare Services, Inc. (a)	23,983	330,006
Amsurg Corp. (a)	15,497	615,231
Bio-Reference Labs, Inc. (a) (b)	12,716	379,954
BioScrip, Inc. (a) (b)	29,688	260,661
Capital Senior Living Corp. (a)	14,260	301,599
Centene Corp. (a)	26,880	1,719,245
Chemed Corp. (b)	9,179	656,298
Chindex International, Inc. (a)	7,045	120,117
Corvel Corp. (a)	5,450	201,486
Emeritus Corp. (a)	20,542	380,643
Ensign Group, Inc. (The)	9,427	387,544
ExamWorks Group, Inc. (a) (b)	14,017	364,302
Five Star Quality Care, Inc. (a)	25,265	130,620
Gentiva Health Services, Inc. (a)	16,117	194,049
Hanger, Inc. (a)	17,356	585,939
HealthSouth Corp.	42,659	1,470,882
Healthways, Inc. (a) (b)	18,606	344,397
IPC The Hospitalist Co., Inc. (a) (b)	9,377	478,321
Kindred Healthcare, Inc.	29,215	392,357
Landauer, Inc. (b)	5,165	264,706
LHC Group, Inc. (a)	4,700	110,262
Magellan Health Services, Inc. (a)	13,774	825,889
Molina Healthcare, Inc. (a) (b)	14,027	499,361
MWI Veterinary Supply, Inc. (a)	6,571	981,445

MSF-180

Metropolitan Series Fund

Russell 2000® Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
National Healthcare Corp. (b)	5,246	$247,978
National Research Corp. - Class A (a)	5,561	104,714
Owens & Minor, Inc. (b)	31,521	1,090,311
PharMerica Corp. (a)	17,146	227,527
Providence Service Corp. (The) (a)	4,943	141,815
Select Medical Holdings Corp.	25,554	206,221
Team Health Holdings, Inc. (a)	34,473	1,307,906
Triple-S Management Corp. - Class B (a)	12,074	222,041
U.S. Physical Therapy, Inc.	6,011	186,822
Universal American Corp. (b)	20,509	156,279
Vanguard Health Systems, Inc. (a) (b)	16,940	355,909
WellCare Health Plans, Inc. (a)	22,057	1,538,255

		19,960,103

Health Care Technology—0.9%
athenahealth, Inc. (a) (b)	18,205	1,976,335
Computer Programs & Systems, Inc.	5,856	342,576
Greenway Medical Technologies (a)	8,177	168,855
HealthStream, Inc. (a) (b)	10,052	380,770
HMS Holdings Corp. (a)	44,959	967,068
MedAssets, Inc. (a)	31,309	795,875
Medidata Solutions, Inc. (a)	13,385	1,324,178
Merge Healthcare, Inc. (a) (b)	29,111	75,980
Omnicell, Inc. (a)	16,926	400,808
Quality Systems, Inc.	20,268	440,423
Vocera Communications, Inc. (a) (b)	11,244	209,138

		7,082,006

Hotels, Restaurants & Leisure—2.8%
AFC Enterprises, Inc. (a)	12,829	559,216
Biglari Holdings, Inc. (a) (b)	726	299,598
BJ’s Restaurants, Inc. (a) (b)	13,550	389,156
Bloomin’ Brands, Inc. (a) (b)	27,840	657,302
Bob Evans Farms, Inc.	14,725	843,301
Boyd Gaming Corp. (a) (b)	35,670	504,731
Bravo Brio Restaurant Group, Inc. (a)	9,979	150,683
Buffalo Wild Wings, Inc. (a) (b)	9,205	1,023,780
Caesars Entertainment Corp. (a) (b)	17,291	340,806
CEC Entertainment, Inc.	9,410	431,543
Cheesecake Factory, Inc. (The) (b)	26,099	1,147,051
Churchill Downs, Inc.	7,015	606,938
Chuy’s Holdings, Inc. (a) (b)	8,272	296,882
Cracker Barrel Old Country Store, Inc.	9,956	1,027,857
Del Frisco’s Restaurant Group, Inc. (a)	5,668	114,324
Denny’s Corp. (a)	47,722	292,059
Diamond Resorts International, Inc. (a)	11,329	213,098
DineEquity, Inc.	8,015	553,035
Fiesta Restaurant Group, Inc. (a)	10,088	379,914
International Speedway Corp. - Class A	15,258	492,833
Interval Leisure Group, Inc.	21,655	511,708
Jack in the Box, Inc. (a)	22,716	908,640
Jamba, Inc. (a) (b)	7,943	106,277
Krispy Kreme Doughnuts, Inc. (a) (b)	33,031	638,820
Life Time Fitness, Inc. (a) (b)	22,025	1,133,627
Marcus Corp.	11,702	170,030
Marriott Vacations Worldwide Corp. (a)	14,288	628,672

Hotels, Restaurants & Leisure—(Continued)
Morgans Hotel Group Co. (a) (b)	12,602	96,909
Multimedia Games Holding Co., Inc. (a)	15,847	547,514
Noodles & Co. (a)	4,118	176,497
Orient-Express Hotels, Ltd. - Class A (a)	52,036	675,427
Papa John’s International, Inc.	8,180	571,618
Pinnacle Entertainment, Inc. (a)	30,820	772,041
Red Robin Gourmet Burgers, Inc. (a)	7,250	515,475
Ruby Tuesday, Inc. (a) (b)	31,853	238,898
Ruth’s Hospitality Group, Inc.	17,912	212,436
Scientific Games Corp. - Class A (a)	22,727	367,496
SHFL Entertainment, Inc. (a)	29,393	676,039
Sonic Corp. (a)	27,410	486,528
Speedway Motorsports, Inc. (b)	7,078	126,696
Texas Roadhouse, Inc. (b)	30,437	799,884
Town Sports International Holdings, Inc.	12,656	164,275
Vail Resorts, Inc. (b)	18,297	1,269,446
WMS Industries, Inc. (a)	26,391	684,846

		22,803,906

Household Durables—1.0%
Bassett Furniture Industries, Inc.	6,185	100,135
Beazer Homes USA, Inc. (a) (b)	13,700	246,600
Cavco Industries, Inc. (a)	3,006	171,192
CSS Industries, Inc.	4,201	100,866
Ethan Allen Interiors, Inc. (b)	12,159	338,871
Helen of Troy, Ltd. (a)	16,965	749,853
Hovnanian Enterprises, Inc. - Class A (a) (b)	56,064	293,215
iRobot Corp. (a) (b)	14,746	555,482
KB Home (b)	43,434	782,681
La-Z-Boy, Inc.	26,643	605,062
Libbey, Inc. (a)	10,247	243,674
M/I Homes, Inc. (a) (b)	12,868	265,338
MDC Holdings, Inc. (b)	19,869	596,269
Meritage Homes Corp. (a)	18,168	780,316
NACCO Industries, Inc. - Class A	3,117	172,744
Ryland Group, Inc. (The) (b)	23,149	938,460
Standard Pacific Corp. (a)	74,682	590,735
TRI Pointe Homes, Inc. (a) (b)	9,540	140,047
Universal Electronics, Inc. (a)	7,461	268,820
William Lyon Homes - Class A (a) (b)	6,939	141,000

		8,081,360

Household Products—0.2%
Central Garden and Pet Co. - Class A (a)	23,384	160,180
Harbinger Group, Inc. (a) (b)	17,723	183,788
Spectrum Brands Holdings, Inc.	11,034	726,479
WD-40 Co. (b)	7,035	456,571

		1,527,018

Independent Power Producers & Energy Traders—0.2%
Atlantic Power Corp. (b)	65,639	282,904
Dynegy, Inc. (a) (b)	47,726	922,066
Ormat Technologies, Inc. (b)	9,298	248,908

		1,453,878

MSF-181

Metropolitan Series Fund

Russell 2000® Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Industrial Conglomerates—0.1%
Raven Industries, Inc.	18,658	$610,303

Insurance—2.2%
Ambac Financial Group, Inc. (a)	21,184	384,278
American Equity Investment Life Holding Co. (b)	31,130	660,579
American Safety Insurance Holdings, Ltd. (a)	5,779	174,526
AMERISAFE, Inc.	9,298	330,172
Amtrust Financial Services, Inc. (b)	15,535	606,797
Argo Group International Holdings, Ltd.	13,774	590,629
Baldwin & Lyons, Inc. - Class B	4,133	100,762
Citizens, Inc. (a) (b)	22,172	191,566
CNO Financial Group, Inc.	111,424	1,604,506
Crawford & Co. - Class B (b)	14,358	139,273
eHealth, Inc. (a)	9,723	313,664
Employers Holdings, Inc. (b)	16,380	487,141
Enstar Group, Ltd. (a)	4,820	658,412
FBL Financial Group, Inc. - Class A	4,790	215,071
First American Financial Corp.	55,676	1,355,711
Global Indemnity plc (a)	3,228	82,185
Greenlight Capital Re, Ltd. - Class A (a) (b)	15,207	432,487
HCI Group, Inc. (b)	4,183	170,834
Hilltop Holdings, Inc. (a)	31,522	583,157
Horace Mann Educators Corp.	21,022	596,604
Infinity Property & Casualty Corp.	5,597	361,566
Kansas City Life Insurance Co.	2,190	96,842
Maiden Holdings, Ltd.	26,833	316,898
Meadowbrook Insurance Group, Inc. (b)	26,803	174,219
Montpelier Re Holdings, Ltd.	23,800	619,990
National Interstate Corp. (b)	3,464	96,334
National Western Life Insurance Co. - Class A	1,212	244,545
Navigators Group, Inc. (The) (a)	5,301	306,239
OneBeacon Insurance Group, Ltd. - Class A	11,496	169,681
Phoenix Cos., Inc. (The) (a) (b)	3,332	128,848
Platinum Underwriters Holdings, Ltd.	14,296	853,900
Primerica, Inc.	28,650	1,155,741
RLI Corp.	10,795	943,699
Safety Insurance Group, Inc.	6,815	360,991
Selective Insurance Group, Inc.	28,514	698,593
State Auto Financial Corp.	7,940	166,264
Stewart Information Services Corp. (b)	11,286	361,039
Symetra Financial Corp.	41,392	737,605
Third Point Reinsurance, Ltd. (a)	15,817	229,188
Tower Group International, Ltd.	29,112	203,784
United Fire Group, Inc. (b)	9,732	296,534
Universal Insurance Holdings, Inc. (b)	16,046	113,124

		18,313,978

Internet & Catalog Retail—0.4%
Blue Nile, Inc. (a) (b)	6,605	270,343
HSN, Inc.	16,833	902,585
Nutrisystem, Inc. (b)	14,262	205,088
Orbitz Worldwide, Inc. (a)	12,989	125,084
Overstock.com, Inc. (a)	6,499	192,825
PetMed Express, Inc.	11,281	183,767

Internet & Catalog Retail—(Continued)
RetailMeNot, Inc. (a)	5,972	212,424
Shutterfly, Inc. (a) (b)	19,128	1,068,873
Valuevision Media, Inc. - Class A (a)	21,040	91,524
Vitacost.com, Inc. (a) (b)	11,667	99,170

		3,351,683

Internet Software & Services—2.9%
Active Network, Inc. (The) (a) (b)	28,416	406,633
Angie’s List, Inc. (a) (b)	21,237	477,832
Bankrate, Inc. (a) (b)	24,648	507,009
Bazaarvoice, Inc. (a) (b)	25,119	228,081
Blucora, Inc. (a) (b)	20,338	467,367
Brightcove, Inc. (a) (b)	15,258	171,652
Carbonite, Inc. (a)	6,711	100,665
ChannelAdvisor Corp. (a) (b)	3,321	121,648
comScore, Inc. (a)	18,978	549,793
Constant Contact, Inc. (a) (b)	15,503	367,266
Cornerstone OnDemand, Inc. (a)	20,352	1,046,907
CoStar Group, Inc. (a)	14,008	2,351,943
Cvent, Inc. (a)	4,510	158,617
Dealertrack Technologies, Inc. (a)	21,188	907,694
Demand Media, Inc. (a) (b)	16,365	103,427
Demandware, Inc. (a)	8,273	383,288
Dice Holdings, Inc. (a) (b)	16,579	141,087
Digital River, Inc. (a)	16,300	291,281
E2open, Inc. (a)	7,997	179,133
EarthLink, Inc.	52,967	262,187
eGain Corp. (a) (b)	7,337	110,715
Envestnet, Inc. (a)	11,705	362,855
Global Eagle Entertainment, Inc. (a)	15,863	148,160
Gogo, Inc. (a)	7,988	141,947
Internap Network Services Corp. (a)	29,790	207,040
IntraLinks Holdings, Inc. (a)	17,190	151,272
j2 Global, Inc. (b)	23,025	1,140,198
Liquidity Services, Inc. (a) (b)	12,493	419,265
LivePerson, Inc. (a)	29,330	276,875
LogMeIn, Inc. (a) (b)	11,813	366,794
Marketo, Inc. (a) (b)	3,380	107,754
Millennial Media, Inc. (a) (b)	18,853	133,291
Monster Worldwide, Inc. (a) (b)	59,471	262,862
Move, Inc. (a)	21,815	369,764
NIC, Inc.	33,146	766,004
OpenTable, Inc. (a)	11,004	770,060
Perficient, Inc. (a)	17,369	318,895
QuinStreet, Inc. (a) (b)	18,139	171,414
RealNetworks, Inc. (a)	11,617	99,442
Responsys, Inc. (a)	19,337	319,060
SciQuest, Inc. (a) (b)	11,789	264,781
Shutterstock, Inc. (a) (b)	3,831	278,590
SPS Commerce, Inc. (a)	7,681	514,013
Stamps.com, Inc. (a)	5,874	269,793
support.com, Inc. (a)	27,508	149,919
Textura Corp. (a)	3,733	160,818
Travelzoo, Inc. (a)	3,283	87,131
Trulia, Inc. (a)	14,268	671,024
United Online, Inc.	48,001	383,048

MSF-182

Metropolitan Series Fund

Russell 2000® Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Internet Software & Services—(Continued)
Unwired Planet, Inc. (a) (b)	52,808	$91,358
ValueClick, Inc. (a) (b)	39,386	821,198
VistaPrint NV (a)	16,340	923,537
Vocus, Inc. (a) (b)	11,209	104,356
Web.com Group, Inc. (a) (b)	21,320	689,489
WebMD Health Corp. (a)	14,918	426,655
XO Group, Inc. (a)	17,057	220,376
Xoom Corp. (a)	4,089	130,071
Yelp, Inc. (a)	15,146	1,002,362
Zillow, Inc. - Class A (a) (b)	11,762	992,360
Zix Corp. (a) (b)	33,654	164,568

		24,212,624

IT Services—2.0%
Acxiom Corp. (a)	35,475	1,007,135
Blackhawk Network Holdings, Inc. (a) (b)	4,577	109,985
CACI International, Inc. - Class A (a) (b) (c)	11,906	822,824
Cardtronics, Inc. (a)	23,495	871,665
Cass Information Systems, Inc. (b)	5,928	316,377
CIBER, Inc. (a)	40,594	133,960
Computer Task Group, Inc. (b)	8,399	135,728
Convergys Corp. (b)	52,369	981,919
CSG Systems International, Inc.	18,310	458,666
EPAM Systems, Inc. (a)	11,290	389,505
Euronet Worldwide, Inc. (a) (b)	25,270	1,005,746
EVERTEC, Inc.	13,575	301,501
ExlService Holdings, Inc. (a)	16,429	467,898
Forrester Research, Inc.	5,782	212,546
Global Cash Access Holdings, Inc. (a)	35,379	276,310
Hackett Group, Inc. (The)	13,847	98,729
Heartland Payment Systems, Inc. (b)	18,289	726,439
Higher One Holdings, Inc. (a)	15,855	121,608
iGATE Corp. (a)	17,995	499,541
Lionbridge Technologies, Inc. (a)	32,857	121,242
ManTech International Corp. - Class A (b)	12,440	357,774
MAXIMUS, Inc.	34,354	1,547,304
MoneyGram International, Inc. (a)	11,813	231,299
PRGX Global, Inc. (a)	15,346	96,066
Sapient Corp. (a)	55,778	868,463
ServiceSource International, Inc. (a) (b)	30,987	374,323
Sykes Enterprises, Inc. (a)	20,461	366,457
Syntel, Inc.	7,981	639,278
TeleTech Holdings, Inc. (a)	10,669	267,685
Unisys Corp. (a) (b)	22,919	577,330
Virtusa Corp. (a) (b)	9,199	267,323
WEX, Inc. (a)	19,452	1,706,913

		16,359,539

Leisure Equipment & Products—0.5%
Arctic Cat, Inc.	6,783	386,970
Black Diamond, Inc. (a) (b)	10,974	133,444
Brunswick Corp.	44,334	1,769,370
Callaway Golf Co. (b)	35,357	251,742
LeapFrog Enterprises, Inc. (a) (b)	32,500	306,150
Nautilus, Inc. (a)	16,328	117,888
Smith & Wesson Holding Corp. (a) (b)	32,012	351,812

Leisure Equipment & Products—(Continued)
Sturm Ruger & Co., Inc. (b)	10,261	642,646

		3,960,022

Life Sciences Tools & Services—0.4%
Affymetrix, Inc. (a) (b) (c)	41,239	255,682
Albany Molecular Research, Inc. (a) (b)	12,484	160,919
Cambrex Corp. (a)	15,180	200,376
Fluidigm Corp. (a) (b)	11,801	258,914
Furiex Pharmaceuticals, Inc. (a)	3,553	156,296
Luminex Corp. (a) (b)	18,464	369,280
Pacific Biosciences of California, Inc. (a)	27,011	149,371
PAREXEL International Corp. (a)	27,715	1,392,124
Sequenom, Inc. (a) (b)	62,512	166,907

		3,109,869

Machinery—3.1%
Accuride Corp. (a) (b)	21,066	108,279
Actuant Corp. - Class A	36,050	1,400,182
Alamo Group, Inc.	3,532	172,750
Albany International Corp. - Class A	14,147	507,453
Altra Holdings, Inc.	14,458	389,065
American Railcar Industries, Inc. (b)	5,478	214,902
Astec Industries, Inc.	10,141	364,670
Barnes Group, Inc.	27,049	944,551
Blount International, Inc. (a)	25,829	312,789
Briggs & Stratton Corp. (b)	25,255	508,131
Chart Industries, Inc. (a) (b)	14,703	1,809,057
CIRCOR International, Inc.	8,835	549,360
CLARCOR, Inc.	24,718	1,372,591
Columbus McKinnon Corp. (a)	7,790	187,194
Commercial Vehicle Group, Inc. (a) (b)	13,330	106,107
Douglas Dynamics, Inc. (b)	9,877	145,488
Dynamic Materials Corp. (b)	7,259	168,264
Energy Recovery, Inc. (a)	23,492	170,317
EnPro Industries, Inc. (a) (b)	9,639	580,364
ESCO Technologies, Inc.	13,728	456,181
ExOne Co. (The) (a) (b)	3,282	139,813
Federal Signal Corp. (a)	31,915	410,746
Flow International Corp. (a)	25,785	102,882
FreightCar America, Inc. (b)	7,047	145,732
Gorman-Rupp Co. (The) (b)	8,265	331,592
Graham Corp.	5,399	195,066
Greenbrier Cos., Inc. (a) (b)	12,392	306,454
Hardinge, Inc.	6,225	96,176
Hyster-Yale Materials Handling, Inc.	4,970	445,660
John Bean Technologies Corp.	15,202	378,226
Kadant, Inc.	5,766	193,680
Kaydon Corp.	15,103	536,459
LB Foster Co. - Class A	5,476	250,472
Lindsay Corp. (b)	6,769	552,486
Lydall, Inc. (a)	9,530	163,630
Meritor, Inc. (a)	50,463	396,639
Middleby Corp. (The) (a)	9,300	1,942,863
Miller Industries, Inc.	6,185	105,021
Mueller Industries, Inc.	14,168	788,733
Mueller Water Products, Inc. - Class A	75,641	604,372

MSF-183

Metropolitan Series Fund

Russell 2000® Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
NN, Inc.	9,533	$148,333
Proto Labs, Inc. (a) (b)	8,580	655,426
RBC Bearings, Inc. (a)	11,531	759,778
Rexnord Corp. (a) (b)	16,151	335,941
Standex International Corp.	6,755	401,247
Sun Hydraulics Corp.	10,558	382,727
Tennant Co.	8,708	539,896
Titan International, Inc. (b)	27,896	408,397
Trimas Corp. (a)	22,514	839,772
Twin Disc, Inc. (b)	4,666	121,923
Wabash National Corp. (a) (b)	36,570	426,406
Watts Water Technologies, Inc. - Class A	14,669	826,892
Woodward, Inc.	33,684	1,375,318

		25,776,453

Marine—0.1%
Matson, Inc.	21,468	563,106

Media—1.3%
Belo Corp. - Class A	52,205	715,209
Carmike Cinemas, Inc. (a) (b)	12,031	265,645
Central European Media Enterprises, Ltd. - Class A (a) (b)	40,373	212,766
Cumulus Media, Inc. - Class A (a)	32,584	172,695
Digital Generation, Inc. (a) (b)	13,356	172,693
Entercom Communications Corp. - Class A (a) (b)	14,538	127,644
Entravision Communications Corp. - Class A	29,645	174,906
EW Scripps Co. - Class A (a)	16,943	310,904
Gray Television, Inc. (a) (b)	26,074	204,681
Harte-Hanks, Inc.	19,287	170,304
Journal Communications, Inc. - Class A (a)	24,659	210,834
Live Nation Entertainment, Inc. (a)	70,048	1,299,390
Loral Space & Communications, Inc.	6,669	451,691
McClatchy Co. (The) - Class A (a) (b)	33,503	100,509
MDC Partners, Inc. - Class A	12,989	363,432
Media General, Inc. - Class A (a) (b)	10,457	149,117
Meredith Corp. (b)	18,123	863,017
National CineMedia, Inc.	28,435	536,284
New York Times Co. (The) - Class A (a) (b)	63,935	803,663
Nexstar Broadcasting Group, Inc. - Class A (b)	14,830	660,009
Rentrak Corp. (a) (b)	5,237	170,831
Saga Communications, Inc. - Class A	2,853	126,616
Scholastic Corp. (b)	14,077	403,306
Sinclair Broadcast Group, Inc. - Class A (b)	34,322	1,150,473
Valassis Communications, Inc. (b)	20,868	602,668
World Wrestling Entertainment, Inc. - Class A	13,534	137,641

		10,556,928

Metals & Mining—1.2%
AK Steel Holding Corp. (a) (b)	70,804	265,515
Allied Nevada Gold Corp. (a) (b)	53,266	222,652
AM Castle & Co. (a) (b)	9,250	148,925
AMCOL International Corp. (b)	14,133	461,866

Metals & Mining—(Continued)
Century Aluminum Co. (a)	26,722	215,112
Coeur Mining, Inc. (a)	52,874	637,132
Commercial Metals Co.	58,786	996,423
Globe Specialty Metals, Inc.	33,146	510,780
Gold Resource Corp. (b)	17,156	113,744
Haynes International, Inc.	6,653	301,580
Hecla Mining Co. (b)	169,619	532,604
Horsehead Holding Corp. (a) (b)	24,392	303,924
Kaiser Aluminum Corp. (b)	9,031	643,459
Materion Corp.	10,677	342,305
Molycorp, Inc. (a) (b)	63,268	415,038
Olympic Steel, Inc.	4,963	137,872
Paramount Gold & Silver Corp. (a) (b)	75,053	96,818
RTI International Metals, Inc. (a) (b)	16,034	513,729
Schnitzer Steel Industries, Inc. - Class A (b)	13,529	372,589
Stillwater Mining Co. (a) (b)	61,243	674,285
SunCoke Energy, Inc. (a)	35,308	600,236
U.S. Silica Holdings, Inc. (b)	11,101	276,415
Universal Stainless & Alloy (a) (b)	4,303	139,977
Walter Energy, Inc. (b)	32,001	448,974
Worthington Industries, Inc.	26,842	924,170

		10,296,124

Multi-Utilities—0.3%
Avista Corp. (b)	30,460	804,144
Black Hills Corp.	21,361	1,065,060
NorthWestern Corp.	19,221	863,407

		2,732,611

Multiline Retail—0.2%
Fred’s, Inc. - Class A	17,147	268,351
Saks, Inc. (a) (b)	53,161	847,386
Tuesday Morning Corp. (a)	24,016	366,724

		1,482,461

Oil, Gas & Consumable Fuels—3.5%
Abraxas Petroleum Corp. (a) (b)	45,519	116,984
Alon USA Energy, Inc. (b)	12,159	124,143
Alpha Natural Resources, Inc. (a) (b)	111,628	665,303
Approach Resources, Inc. (a) (b)	17,593	462,344
Arch Coal, Inc.	109,183	448,742
Athlon Energy, Inc. (a)	10,483	342,794
Berry Petroleum Co. - Class A (b)	27,109	1,169,211
Bill Barrett Corp. (a) (b)	24,966	626,896
Bonanza Creek Energy, Inc. (a) (b)	14,894	718,784
BPZ Resources, Inc. (a) (b)	63,498	123,821
Callon Petroleum Co. (a)	21,984	120,252
Carrizo Oil & Gas, Inc. (a) (b)	20,013	746,685
Clayton Williams Energy, Inc. (a)	3,222	169,058
Clean Energy Fuels Corp. (a) (b)	35,238	450,342
Cloud Peak Energy, Inc. (a)	31,583	463,323
Comstock Resources, Inc. (b)	24,676	392,595
Contango Oil & Gas Co.	6,514	239,389
Crosstex Energy, Inc.	24,128	504,034
Delek U.S. Holdings, Inc.	18,779	396,049
Diamondback Energy, Inc. (a)	9,479	404,185

MSF-184

Metropolitan Series Fund

Russell 2000® Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Emerald Oil, Inc. (a) (b)	14,869	$106,908
Endeavour International Corp. (a) (b)	27,855	149,024
Energy XXI Bermuda, Ltd.	38,622	1,166,384
EPL Oil & Gas, Inc. (a)	15,648	580,697
Evolution Petroleum Corp. (a)	9,398	105,821
EXCO Resources, Inc. (b)	68,713	463,126
Forest Oil Corp. (a) (b)	62,998	384,288
FX Energy, Inc. (a) (b)	29,231	100,555
GasLog, Ltd.	14,308	213,618
Gastar Exploration, Ltd. (a) (b)	33,900	133,905
Goodrich Petroleum Corp. (a)	13,200	320,628
Green Plains Renewable Energy, Inc.	14,691	235,791
Halcon Resources Corp. (a) (b)	117,798	521,845
Jones Energy, Inc. - Class A (a)	8,390	137,680
Knightsbridge Tankers, Ltd. (b)	13,531	137,610
Kodiak Oil & Gas Corp. (a) (b)	129,586	1,562,807
Magnum Hunter Resources Corp. (a) (b)	87,944	542,614
Matador Resources Co. (a)	29,440	480,755
Midstates Petroleum Co., Inc. (a)	18,106	92,884
Miller Energy Resources, Inc. (a) (b)	16,902	122,709
Nordic American Tankers, Ltd. (b)	32,862	270,783
Northern Oil and Gas, Inc. (a) (b)	32,713	472,049
Panhandle Oil and Gas, Inc. - Class A (b)	3,108	87,894
PDC Energy, Inc. (a)	17,964	1,069,577
Penn Virginia Corp. (a) (b)	25,144	167,208
PetroQuest Energy, Inc. (a)	28,823	115,580
Quicksilver Resources, Inc. (a) (b)	69,322	136,564
Renewable Energy Group, Inc. (a)	11,111	168,332
Rentech, Inc. (b)	117,208	232,072
Resolute Energy Corp. (a) (b)	32,333	270,304
REX American Resources Corp. (a)	3,383	103,993
Rex Energy Corp. (a) (b)	22,443	500,479
Rosetta Resources, Inc. (a) (b)	29,607	1,612,397
Sanchez Energy Corp. (a) (b)	19,248	508,340
Scorpio Tankers, Inc.	92,909	906,792
SemGroup Corp. - Class A	21,575	1,230,206
Ship Finance International, Ltd. (b)	28,428	434,096
Solazyme, Inc. (a) (b)	24,576	264,684
Stone Energy Corp. (a)	25,118	814,577
Swift Energy Co. (a) (b)	22,073	252,074
Synergy Resources Corp. (a)	23,066	224,894
Targa Resources Corp.	16,514	1,204,861
Triangle Petroleum Corp. (a)	30,751	301,975
Uranium Energy Corp. (a) (b)	46,445	104,501
Vaalco Energy, Inc. (a) (b)	28,122	156,921
W&T Offshore, Inc. (b)	18,499	327,802
Warren Resources, Inc. (a)	41,839	122,588
Western Refining, Inc. (b)	28,188	846,768

		29,152,894

Paper & Forest Products—0.7%
Boise Cascade Co. (a) (b)	4,642	125,102
Clearwater Paper Corp. (a)	11,093	529,913
Deltic Timber Corp.	6,001	390,905
KapStone Paper and Packaging Corp.	21,154	905,391
Louisiana-Pacific Corp. (a)	69,384	1,220,465

Paper & Forest Products—(Continued)
Neenah Paper, Inc.	7,745	304,456
PH Glatfelter Co.	21,278	575,995
Resolute Forest Products, Inc. (a)	33,917	448,383
Schweitzer-Mauduit International, Inc.	14,901	901,957
Wausau Paper Corp.	23,588	306,408

		5,708,975

Personal Products—0.3%
Elizabeth Arden, Inc. (a) (b)	13,201	487,381
Female Health Co. (The) (b)	11,048	109,044
Inter Parfums, Inc.	8,191	245,648
Lifevantage Corp. (a) (b)	47,030	111,931
Medifast, Inc. (a) (b)	7,275	195,625
Nature’s Sunshine Products, Inc.	5,787	110,358
Nutraceutical International Corp.	5,375	127,603
Prestige Brands Holdings, Inc. (a)	26,054	784,747
Revlon, Inc. - Class A (a)	6,172	171,396
Star Scientific, Inc. (a) (b)	87,814	167,725
USANA Health Sciences, Inc. (a)	2,893	251,083

		2,762,541

Pharmaceuticals—1.4%
AcelRx Pharmaceuticals, Inc. (a)	11,628	125,234
Akorn, Inc. (a) (b)	28,175	554,484
Ampio Pharmaceuticals, Inc. (a) (b)	15,630	117,225
Auxilium Pharmaceuticals, Inc. (a) (b)	24,788	451,885
AVANIR Pharmaceuticals, Inc. - Class A (a) (b)	74,656	316,541
Cadence Pharmaceuticals, Inc. (a) (b)	28,947	182,656
Cempra, Inc. (a) (b)	11,324	130,226
Depomed, Inc. (a)	31,001	231,887
Endocyte, Inc. (a) (b)	16,647	221,905
Hi-Tech Pharmacal Co., Inc.	6,764	291,867
Horizon Pharma, Inc. (a)	29,283	98,098
Impax Laboratories, Inc. (a)	33,899	695,268
Lannett Co., Inc. (a)	9,646	210,476
Medicines Co. (The) (a)	32,038	1,073,914
Nektar Therapeutics (a)	61,506	642,738
Omeros Corp. (a)	16,069	156,673
Optimer Pharmaceuticals, Inc. (a)	25,010	315,126
Pacira Pharmaceuticals, Inc. (a)	14,109	678,502
Questcor Pharmaceuticals, Inc. (b)	26,072	1,512,176
Repros Therapeutics, Inc. (a) (b)	12,184	326,531
Sagent Pharmaceuticals, Inc. (a)	8,833	180,193
Santarus, Inc. (a)	27,255	615,145
Sciclone Pharmaceuticals, Inc. (a) (b)	31,065	157,500
TherapeuticsMD, Inc. (a) (b)	55,042	161,273
ViroPharma, Inc. (a) (b)	32,748	1,286,996
Vivus, Inc. (a) (b)	52,768	491,798
XenoPort, Inc. (a) (b)	20,130	114,338

		11,340,655

Professional Services—1.3%
Acacia Research Corp. (b)	26,332	607,216
Advisory Board Co. (The) (a)	18,149	1,079,503

MSF-185

Metropolitan Series Fund

Russell 2000® Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Professional Services—(Continued)
Barrett Business Services, Inc.	3,901	$262,576
CBIZ, Inc. (a) (b)	20,130	149,767
CDI Corp.	7,746	118,591
Corporate Executive Board Co. (The)	17,121	1,243,327
CRA International, Inc. (a) (b)	6,362	118,460
Exponent, Inc. (b)	5,961	428,238
FTI Consulting, Inc. (a)	19,552	739,066
GP Strategies Corp. (a)	8,646	226,698
Heidrick & Struggles International, Inc.	9,634	183,624
Huron Consulting Group, Inc. (a)	11,680	614,485
ICF International, Inc. (a)	10,002	354,171
Insperity, Inc.	12,162	457,291
Kelly Services, Inc. - Class A	14,944	290,960
Kforce, Inc.	12,290	217,410
Korn/Ferry International (a)	24,691	528,387
Mistras Group, Inc. (a)	8,222	139,774
Navigant Consulting, Inc. (a)	27,414	423,821
Odyssey Marine Exploration, Inc. (a) (b)	34,854	104,911
On Assignment, Inc. (a)	22,889	755,337
Pendrell Corp. (a)	84,143	163,237
Resources Connection, Inc.	20,687	280,723
RPX Corp. (a)	16,455	288,456
TrueBlue, Inc. (a)	19,573	469,948
VSE Corp.	2,185	102,586
WageWorks, Inc. (a)	12,583	634,812

		10,983,375

Real Estate Investment Trusts—7.0%
Acadia Realty Trust	27,899	688,547
AG Mortgage Investment Trust, Inc. (b)	14,345	238,414
Agree Realty Corp. (b)	6,955	209,902
Alexander’s, Inc. (b)	1,140	326,177
American Assets Trust, Inc.	17,413	531,271
American Capital Mortgage Investment Corp. (b)	30,954	611,651
American Realty Capital Properties, Inc. (b)	77,373	943,951
American Residential Properties, Inc. (a)	9,701	170,835
AmREIT, Inc. (b)	8,595	149,123
Anworth Mortgage Asset Corp.	71,422	344,968
Apollo Commercial Real Estate Finance, Inc.	16,722	255,345
Apollo Residential Mortgage, Inc. (b)	16,439	239,845
Ares Commercial Real Estate Corp. (b)	11,438	142,174
Armada Hoffler Properties, Inc. (b)	10,641	105,452
ARMOUR Residential REIT, Inc. (b)	189,819	797,240
Ashford Hospitality Trust, Inc.	31,632	390,339
Associated Estates Realty Corp. (b)	29,461	439,263
Aviv REIT, Inc.	4,449	101,437
Campus Crest Communities, Inc. (b)	33,908	366,206
CapLease, Inc. (b)	47,211	400,821
Capstead Mortgage Corp.	45,713	538,042
Cedar Realty Trust, Inc.	37,954	196,602
Chambers Street Properties (b)	118,956	1,044,434
Chatham Lodging Trust (b)	11,846	211,570
Chesapeake Lodging Trust	25,632	603,377
Colonial Properties Trust	45,983	1,034,158
Colony Financial, Inc. (b)	33,925	677,821

Real Estate Investment Trusts—(Continued)
Coresite Realty Corp. (b)	10,812	366,959
Cousins Properties, Inc.	85,111	875,792
CubeSmart	64,627	1,152,946
CyrusOne, Inc.	11,074	210,185
CYS Investments, Inc. (b)	92,035	748,245
DCT Industrial Trust, Inc.	142,805	1,026,768
DiamondRock Hospitality Co.	99,299	1,059,520
DuPont Fabros Technology, Inc. (b)	32,563	839,148
Dynex Capital, Inc. (b)	28,987	254,216
EastGroup Properties, Inc. (b)	15,137	896,262
Education Realty Trust, Inc.	59,817	544,335
EPR Properties (b)	23,416	1,141,296
Equity One, Inc.	30,429	665,178
Excel Trust, Inc.	23,675	284,100
FelCor Lodging Trust, Inc. (a) (b)	63,841	393,261
First Industrial Realty Trust, Inc.	55,940	910,144
First Potomac Realty Trust (b)	30,465	382,945
Franklin Street Properties Corp. (b)	45,751	582,868
Geo Group, Inc. (The)	36,840	1,224,930
Getty Realty Corp.	13,375	259,876
Gladstone Commercial Corp. (b)	5,368	96,409
Glimcher Realty Trust	73,142	713,134
Government Properties Income Trust (b)	27,626	661,090
Gramercy Property Trust, Inc. (a) (b)	26,297	109,133
Healthcare Realty Trust, Inc.	48,466	1,120,049
Hersha Hospitality Trust	102,691	574,043
Highwoods Properties, Inc. (b)	45,234	1,597,213
Hudson Pacific Properties, Inc.	22,736	442,215
Inland Real Estate Corp.	40,919	418,601
Invesco Mortgage Capital, Inc.	69,617	1,071,406
Investors Real Estate Trust	51,434	424,330
iStar Financial, Inc. (a) (b)	42,568	512,519
Kite Realty Group Trust	42,124	249,795
LaSalle Hotel Properties	48,296	1,377,402
Lexington Realty Trust (b)	84,908	953,517
LTC Properties, Inc.	18,082	686,754
Medical Properties Trust, Inc.	81,685	994,106
Monmouth Real Estate Investment Corp. - Class A	21,915	198,769
MPG Office Trust, Inc. (a)	31,832	99,634
National Health Investors, Inc. (b)	12,867	732,004
New Residential Investment Corp.	121,112	801,761
New York Mortgage Trust, Inc. (b)	34,441	215,256
NorthStar Realty Finance Corp.	121,063	1,123,465
One Liberty Properties, Inc.	6,290	127,561
Parkway Properties, Inc.	22,297	396,218
Pebblebrook Hotel Trust	31,889	915,533
Pennsylvania Real Estate Investment Trust	35,457	663,046
PennyMac Mortgage Investment Trust	35,722	810,175
Potlatch Corp.	20,535	814,829
PS Business Parks, Inc.	8,946	667,551
RAIT Financial Trust (b)	37,240	263,659
Ramco-Gershenson Properties Trust	31,310	482,487
Redwood Trust, Inc. (b)	42,013	827,236
Resource Capital Corp.	65,666	390,056
Retail Opportunity Investments Corp. (b)	34,893	482,221
Rexford Industrial Realty, Inc. (a)	11,822	159,715

MSF-186

Metropolitan Series Fund

Russell 2000® Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
RLJ Lodging Trust	63,634	$1,494,763
Rouse Properties, Inc. (b)	12,233	251,755
Ryman Hospitality Properties (b)	22,239	767,468
Sabra Health Care REIT, Inc. (b)	19,024	437,742
Saul Centers, Inc.	4,164	192,585
Select Income REIT	11,322	292,108
Silver Bay Realty Trust Corp. (b)	8,199	128,396
Sovran Self Storage, Inc.	15,414	1,166,532
STAG Industrial, Inc. (b)	21,343	429,421
Strategic Hotels & Resorts, Inc. (a)	95,154	825,937
Summit Hotel Properties, Inc.	40,984	376,643
Sun Communities, Inc. (b)	18,181	774,874
Sunstone Hotel Investors, Inc.	84,904	1,081,677
Terreno Realty Corp.	13,034	231,484
Universal Health Realty Income Trust	6,109	255,784
Urstadt Biddle Properties, Inc. - Class A	13,207	262,555
Washington Real Estate Investment Trust (b)	33,712	851,902
Western Asset Mortgage Capital Corp. (b)	10,783	172,420
Whitestone REIT (b)	9,141	134,647
Winthrop Realty Trust	15,621	174,174

		58,053,698

Real Estate Management & Development—0.3%
Alexander & Baldwin, Inc. (a)	21,692	781,346
Altisource Residential Corp. (b)	11,266	258,893
Consolidated-Tomoka Land Co. (b)	2,461	94,724
Forestar Group, Inc. (a)	15,739	338,861
Kennedy-Wilson Holdings, Inc.	28,809	534,695
Tejon Ranch Co. (a)	7,566	233,335
Thomas Properties Group, Inc. (b)	16,805	112,929

		2,354,783

Road & Rail—0.5%
Arkansas Best Corp. (b)	13,889	356,531
Celadon Group, Inc.	9,437	176,189
Heartland Express, Inc. (b)	23,452	332,784
Knight Transportation, Inc. (b)	29,563	488,381
Marten Transport, Ltd.	13,224	226,791
Patriot Transportation Holding, Inc. (a) (b)	3,479	117,694
Quality Distribution, Inc. (a)	11,883	109,799
Roadrunner Transportation Systems, Inc. (a)	9,507	268,478
Saia, Inc. (a)	11,835	369,015
Swift Transportation Co. (a)	41,048	828,759
Werner Enterprises, Inc. (b)	23,073	538,293
YRC Worldwide, Inc. (a)	4,870	82,206

		3,894,920

Semiconductors & Semiconductor Equipment—3.2%
Advanced Energy Industries, Inc. (a)	20,778	364,031
Ambarella, Inc. (a) (b)	9,901	193,268
Amkor Technology, Inc. (a) (b)	28,687	123,067
Applied Micro Circuits Corp. (a)	37,494	483,673
ATMI, Inc. (a)	16,612	440,550
Axcelis Technologies, Inc. (a)	59,771	126,117
Brooks Automation, Inc.	36,289	337,851

Semiconductors & Semiconductor Equipment—(Continued)
Cabot Microelectronics Corp. (a)	12,507	481,770
Cavium, Inc. (a) (b)	26,390	1,087,268
Ceva, Inc. (a)	13,754	237,257
Cirrus Logic, Inc. (a) (b)	30,722	696,775
Cohu, Inc.	11,848	129,262
Cypress Semiconductor Corp. (a) (b)	74,272	693,700
Diodes, Inc. (a)	18,315	448,718
Entegris, Inc. (a)	70,530	715,879
Entropic Communications, Inc. (a) (b)	44,392	194,437
Exar Corp. (a) (c)	20,123	269,849
FormFactor, Inc. (a) (c)	27,182	186,469
GT Advanced Technologies, Inc. (a) (b)	55,098	468,884
Hittite Microwave Corp. (a)	16,228	1,060,500
Inphi Corp. (a)	13,845	185,938
Integrated Device Technology, Inc. (a)	62,154	585,491
Integrated Silicon Solution, Inc. (a)	14,137	153,952
International Rectifier Corp. (a)	33,317	825,262
Intersil Corp. - Class A	60,030	674,137
IXYS Corp.	13,771	132,890
Kopin Corp. (a)	34,528	139,148
Lattice Semiconductor Corp. (a)	61,578	274,638
LTX-Credence Corp. (a)	26,473	174,192
M/A-COM Technology Solutions Holdings, Inc. (a)	6,061	103,158
MaxLinear, Inc. - Class A (a)	12,849	106,518
Micrel, Inc.	25,489	232,205
Microsemi Corp. (a) (b)	47,110	1,142,417
MKS Instruments, Inc.	27,174	722,557
Monolithic Power Systems, Inc.	18,772	568,416
MoSys, Inc. (a) (b)	20,074	74,675
Nanometrics, Inc. (a) (b)	12,771	205,869
NVE Corp. (a) (b)	2,605	132,959
OmniVision Technologies, Inc. (a) (b)	26,397	404,138
PDF Solutions, Inc. (a)	13,439	285,579
Peregrine Semiconductor Corp. (a) (b)	14,176	127,159
Pericom Semiconductor Corp. (a)	13,974	108,997
Photronics, Inc. (a) (b)	30,362	237,734
PLX Technology, Inc. (a)	23,066	138,857
PMC - Sierra, Inc. (a)	103,361	684,250
Power Integrations, Inc.	14,941	809,055
Rambus, Inc. (a) (b)	59,232	556,781
RF Micro Devices, Inc. (a)	144,045	812,414
Rubicon Technology, Inc. (a) (b)	9,698	117,443
Rudolph Technologies, Inc. (a) (b)	18,288	208,483
Semtech Corp. (a)	34,355	1,030,306
Sigma Designs, Inc. (a)	16,954	94,603
Silicon Image, Inc. (a)	41,704	222,699
Spansion, Inc. - Class A (a) (b)	26,069	263,036
SunEdison, Inc. (a) (b)	133,724	1,065,780
SunPower Corp. (a) (b)	19,018	497,511
Supertex, Inc.	4,577	115,981
Synaptics, Inc. (a) (b)	15,998	708,391
Tessera Technologies, Inc. (b)	27,229	526,881
TriQuint Semiconductor, Inc. (a) (b) (c)	79,628	647,376
Ultratech, Inc. (a) (b)	13,618	412,625
Veeco Instruments, Inc. (a) (b)	20,425	760,423

MSF-187

Metropolitan Series Fund

Russell 2000® Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Volterra Semiconductor Corp. (a)	11,366	$261,418

		26,271,667

Software—4.1%
Accelrys, Inc. (a) (b)	31,619	311,763
ACI Worldwide, Inc. (a) (b)	19,394	1,048,440
Actuate Corp. (a)	24,071	176,922
Advent Software, Inc. (b)	16,892	536,321
American Software, Inc. - Class A	12,761	108,979
Aspen Technology, Inc. (a)	46,847	1,618,564
AVG Technologies NV (a)	12,487	298,939
Blackbaud, Inc.	21,931	856,186
Bottomline Technologies de, Inc. (a) (b)	19,170	534,460
BroadSoft, Inc. (a) (b)	14,701	529,677
Callidus Software, Inc. (a) (b)	15,535	142,456
CommVault Systems, Inc. (a)	23,645	2,076,740
Comverse, Inc. (a)	11,872	379,310
Ebix, Inc. (b)	16,296	161,982
Ellie Mae, Inc. (a) (b)	13,561	434,088
EPIQ Systems, Inc.	17,942	237,193
ePlus, Inc.	2,282	117,934
Fair Isaac Corp.	17,395	961,596
FleetMatics Group plc (a) (b)	8,467	317,936
Gerber Scientific, Inc. (a) (b) (d)	14,024	0
Gigamon, Inc. (a)	5,056	195,364
Glu Mobile, Inc. (a)	35,393	98,428
Guidewire Software, Inc. (a) (b)	21,145	996,141
Imperva, Inc. (a)	10,304	432,974
Infoblox, Inc. (a) (b)	25,308	1,058,381
Interactive Intelligence Group, Inc. (a)	7,901	501,635
Jive Software, Inc. (a) (b)	20,334	254,175
Manhattan Associates, Inc. (a)	9,835	938,751
Mentor Graphics Corp.	46,221	1,080,185
MicroStrategy, Inc. - Class A (a)	4,507	467,646
Monotype Imaging Holdings, Inc. (b)	18,530	531,070
Netscout Systems, Inc. (a)	19,351	494,805
Pegasystems, Inc. (b)	8,162	324,929
Progress Software Corp. (a)	29,256	757,145
Proofpoint, Inc. (a)	11,322	363,663
PROS Holdings, Inc. (a)	11,234	384,090
PTC, Inc. (a) (c)	59,054	1,678,905
QLIK Technologies, Inc. (a)	42,727	1,462,972
Qualys, Inc. (a)	8,124	173,772
Rally Software Development Corp. (a)	3,753	112,440
RealPage, Inc. (a)	23,771	550,536
Rosetta Stone, Inc. (a)	6,211	100,805
Seachange International, Inc. (a)	15,237	174,768
Sourcefire, Inc. (a)	15,673	1,189,894
SS&C Technologies Holdings, Inc. (a)	29,343	1,117,968
Synchronoss Technologies, Inc. (a)	14,183	539,805
Take-Two Interactive Software, Inc. (a)	41,777	758,670
Tangoe, Inc. (a) (b)	15,994	381,617
TiVo, Inc. (a)	63,638	791,657
Tyler Technologies, Inc. (a)	15,971	1,396,983
Ultimate Software Group, Inc. (a)	13,861	2,043,111
VASCO Data Security International, Inc. (a) (b)	15,031	118,595

Software—(Continued)
Verint Systems, Inc. (a)	26,550	983,943
VirnetX Holding Corp. (a) (b)	22,272	454,349
Vringo, Inc. (a) (b)	36,972	106,479

		33,866,137

Specialty Retail—3.2%
Aeropostale, Inc. (a) (b)	41,826	393,164
America’s Car-Mart, Inc. (a) (b)	3,580	161,494
ANN, Inc. (a)	23,136	837,986
Asbury Automotive Group, Inc. (a)	15,706	835,559
Barnes & Noble, Inc. (a) (b)	20,590	266,435
bebe stores, Inc. (b)	19,159	116,678
Big 5 Sporting Goods Corp.	10,090	162,247
Brown Shoe Co., Inc.	23,566	553,094
Buckle, Inc. (The) (b)	14,188	766,861
Cato Corp. (The) - Class A	14,157	396,113
Children’s Place Retail Stores, Inc. (The) (a)	11,077	640,915
Christopher & Banks Corp. (a)	19,194	138,389
Citi Trends, Inc. (a)	8,551	149,472
Conn’s, Inc. (a)	11,320	566,453
Destination Maternity Corp.	7,452	236,974
Destination XL Group, Inc. (a)	22,534	145,795
Express, Inc. (a)	42,861	1,011,091
Finish Line, Inc. (The) - Class A (b)	23,774	591,259
Five Below, Inc. (a) (b)	16,534	723,363
Francesca’s Holdings Corp. (a) (b)	22,196	413,733
Genesco, Inc. (a)	11,656	764,401
Group 1 Automotive, Inc. (b)	10,763	836,070
Haverty Furniture Cos., Inc.	10,391	254,891
hhgregg, Inc. (a) (b)	8,400	150,444
Hibbett Sports, Inc. (a) (b)	12,767	716,867
Jos A Bank Clothiers, Inc. (a) (b)	14,680	645,333
Kirkland’s, Inc. (a)	9,307	171,621
Lithia Motors, Inc. - Class A	11,200	817,152
Lumber Liquidators Holdings, Inc. (a) (b)	13,856	1,477,742
MarineMax, Inc. (a)	12,696	154,891
Mattress Firm Holding Corp. (a) (b)	6,132	194,998
Men’s Wearhouse, Inc. (The)	25,929	882,883
Monro Muffler Brake, Inc.	16,141	750,395
Office Depot, Inc. (a) (b)	124,358	600,649
OfficeMax, Inc.	45,653	583,902
Penske Automotive Group, Inc.	21,853	933,779
Pep Boys-Manny Moe & Jack (The) (a)	28,658	357,365
Pier 1 Imports, Inc.	47,516	927,512
RadioShack Corp. (a) (b)	53,504	182,449
Rent-A-Center, Inc. (b)	26,759	1,019,518
Restoration Hardware Holdings, Inc. (a) (b)	8,906	564,195
rue21, Inc. (a) (b)	8,039	324,293
Sears Hometown and Outlet Stores, Inc. (a)	4,481	142,272
Select Comfort Corp. (a) (b)	26,740	651,119
Shoe Carnival, Inc. (b)	8,227	222,211
Sonic Automotive, Inc. - Class A	18,394	437,777
Stage Stores, Inc. (b)	16,362	314,150
Stein Mart, Inc. (b)	15,504	212,715
Tile Shop Holdings, Inc. (a) (b)	10,923	322,119
Vitamin Shoppe, Inc. (a)	15,659	685,081

MSF-188

Metropolitan Series Fund

Russell 2000® Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Specialty Retail—(Continued)
West Marine, Inc. (a) (b)	8,963	$109,349
Wet Seal, Inc. (The) - Class A (a) (b)	46,742	183,696
Zale Corp. (a) (b)	16,986	258,187
Zumiez, Inc. (a) (b)	11,433	314,808

		26,271,909

Textiles, Apparel & Luxury Goods—1.3%
Columbia Sportswear Co. (b)	6,412	386,195
Crocs, Inc. (a) (c)	43,218	588,197
Fifth & Pacific Cos., Inc. (a)	59,347	1,491,390
G-III Apparel Group, Ltd. (a) (b)	8,109	442,670
Iconix Brand Group, Inc. (a) (b)	29,513	980,422
Jones Group, Inc. (The)	41,279	619,598
Maidenform Brands, Inc. (a) (b)	12,548	294,753
Movado Group, Inc.	10,013	438,069
Oxford Industries, Inc.	6,418	436,296
Perry Ellis International, Inc.	7,288	137,306
Quiksilver, Inc. (a) (b)	66,625	468,374
RG Barry Corp.	5,638	106,615
Skechers USA, Inc. - Class A (a)	20,341	632,808
Steven Madden, Ltd. (a)	20,909	1,125,531
Tumi Holdings, Inc. (a) (b)	24,156	486,743
Unifi, Inc. (a)	7,892	184,357
Vera Bradley, Inc. (a) (b)	10,263	211,007
Wolverine World Wide, Inc. (b)	25,263	1,471,064

		10,501,395

Thrifts & Mortgage Finance—1.4%
Astoria Financial Corp. (b)	45,199	562,276
Banc of California, Inc. (b)	8,788	121,538
Bank Mutual Corp.	24,774	155,333
BankFinancial Corp. (b)	12,038	107,379
Beneficial Mutual Bancorp, Inc. (a) (b)	18,913	188,563
Berkshire Hills Bancorp, Inc.	13,053	327,761
BofI Holding, Inc. (a) (b)	6,005	389,484
Brookline Bancorp, Inc.	37,158	349,657
Capitol Federal Financial, Inc.	75,011	932,387
Charter Financial Corp.	12,347	133,348
Dime Community Bancshares, Inc.	15,501	258,092
EverBank Financial Corp. (b)	40,693	609,581
Federal Agricultural Mortgage Corp. - Class C	5,480	182,922
First Defiance Financial Corp.	5,038	117,839
Flagstar Bancorp, Inc. (a) (b)	8,461	124,884
Fox Chase Bancorp, Inc.	7,539	131,179
Franklin Financial Corp.	7,196	136,436
Home Loan Servicing Solutions, Ltd.	36,012	792,624
HomeStreet, Inc. (b)	6,935	133,845
Meridian Interstate Bancorp, Inc. (a)	4,638	101,062
Meta Financial Group, Inc.	3,308	125,704
MGIC Investment Corp. (a)	164,487	1,197,465
Northfield Bancorp, Inc.	29,861	362,513
Northwest Bancshares, Inc.	44,873	593,221
OceanFirst Financial Corp.	6,649	112,435
Oritani Financial Corp.	22,475	369,938

Thrifts & Mortgage Finance—(Continued)
PennyMac Financial Services, Inc. - Class A (a)	8,785	165,070
Provident Financial Services, Inc.	31,811	515,656
Provident New York Bancorp (b)	20,537	223,648
Radian Group, Inc. (b)	83,860	1,168,170
Rockville Financial, Inc. (b)	15,288	198,744
Territorial Bancorp, Inc.	7,186	157,876
TrustCo Bank Corp. (b)	49,973	297,839
United Community Financial Corp. (a) (b)	22,000	85,580
United Financial Bancorp, Inc.	9,478	153,259
Walker & Dunlop, Inc. (a) (b)	8,778	139,658
WSFS Financial Corp.	4,212	253,773

		11,976,739

Tobacco—0.2%
Alliance One International, Inc. (a)	45,974	133,784
Universal Corp. (b)	12,065	614,471
Vector Group, Ltd. (b)	31,275	503,532

		1,251,787

Trading Companies & Distributors—0.9%
Aceto Corp.	12,038	188,034
Aircastle, Ltd.	34,426	599,357
Applied Industrial Technologies, Inc.	21,259	1,094,838
Beacon Roofing Supply, Inc. (a) (b)	24,991	921,418
CAI International, Inc. (a)	7,804	181,599
DXP Enterprises, Inc. (a) (b)	4,456	351,890
H&E Equipment Services, Inc. (a)	14,207	377,338
Houston Wire & Cable Co. (b)	10,450	140,762
Kaman Corp. (b)	14,024	530,949
Rush Enterprises, Inc. - Class A (a)	17,833	472,753
TAL International Group, Inc. (b)	16,976	793,288
Textainer Group Holdings, Ltd. (b)	10,746	406,951
Titan Machinery, Inc. (a) (b)	8,967	144,100
Watsco, Inc.	12,890	1,215,140

		7,418,417

Transportation Infrastructure—0.1%
Wesco Aircraft Holdings, Inc. (a)	20,790	435,135

Water Utilities—0.2%
American States Water Co.	19,788	545,357
California Water Service Group	24,670	501,294
Connecticut Water Service, Inc.	4,609	148,225
Consolidated Water Co., Ltd.	8,349	124,985
Middlesex Water Co.	7,497	160,361
SJW Corp. (b)	7,394	207,180
York Water Co. (b)	6,695	134,369

		1,821,771

Wireless Telecommunication Services—0.2%
Leap Wireless International, Inc. (a) (b)	27,485	433,988
NII Holdings, Inc. (a) (b)	86,612	525,735
NTELOS Holdings Corp. (b)	7,785	146,358
Shenandoah Telecommunications Co. (b)	12,542	302,262

MSF-189

Metropolitan Series Fund

Russell 2000® Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Wireless Telecommunication Services—(Continued)
USA Mobility, Inc.	11,723	$165,998

		1,574,341

Total Common Stocks (Cost $565,072,516)		771,965,577

Investment Company Security—3.8%

Exchange-Traded Fund—3.8%
iShares Russell 2000 Index Fund (b) (Cost $29,231,231)	297,700	31,740,774

Warrants—0.0%

Oil, Gas & Consumable Fuels—0.0%
Magnum Hunter Resources Corp., Strike Price $ 10.50, Expires 10/14/13 (a) (b) (d)	391	3

Real Estate Management & Development—0.0%
Tejon Ranch Co., Strike Price $ 40.00, Expires 08/31/16 (a)	1,117	3,083

Total Warrants (Cost $7,384)		3,086

Short-Term Investments—31.0%

Discount Notes—2.0%
Federal Home Loan Bank
0.015%, 01/22/14 (e)	475,000	474,978
0.070%, 01/22/14 (e)	450,000	449,901
Federal Home Loan Mortgage Corp.
0.044%, 10/28/13 (e)	275,000	274,991
0.053%, 10/28/13 (e)	175,000	174,993
0.069%, 10/28/13 (e)	500,000	499,974
0.090%, 10/28/13 (e)	650,000	649,956
0.090%, 11/12/13 (e)	3,100,000	3,099,675
0.096%, 10/28/13 (e)	725,000	724,948
Federal National Mortgage Association
0.040%, 01/22/14 (e)	4,450,000	4,449,441
0.060%, 10/09/13 (e)	2,775,000	2,774,963
0.066%, 10/02/13 (e)	2,175,000	2,174,996
0.090%, 01/15/14 (e)	550,000	549,854

		16,298,670

Mutual Fund—28.5%
State Street Navigator Securities Lending MET Portfolio (f)	235,475,384	235,475,384

U.S. Treasury—0.5%
U.S. Treasury Bills
0.007%, 10/10/13 (e)	4,050,000	4,049,993
0.032%, 10/10/13 (e)	125,000	124,999

		4,174,992

Total Short-Term Investments (Cost $255,949,046)		255,949,046

Total Investments—128.4% (Cost $850,260,177) (g)		1,059,658,483
Other assets and liabilities (net)—(28.4)%		(234,628,142)

Net Assets—100.0%		$825,030,341

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2013, the market value of securities loaned was $229,849,612 and the collateral received consisted of cash in the amount of $235,475,384 and non-cash collateral with a value of $1,596,090. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2013, the market value of securities pledged was $3,336,279.
(d)	Illiquid security. As of September 30, 2013, these securities represent 0.0% of net assets.
(e)	The rate shown represents the discount rate at the time of purchase by the Portfolio.
(f)	Represents investment of cash collateral received from securities lending transactions.
(g)	As of September 30, 2013, the aggregate cost of investments was $850,260,177. The aggregate unrealized appreciation and depreciation of investments were $254,943,049 and $(45,544,743), respectively, resulting in net unrealized appreciation of $209,398,306.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation
Russell 2000 Mini Index Futures	12/20/13	197	USD 20,491,302	$615,278

(USD)—	United States Dollar

MSF-190

Metropolitan Series Fund

Russell 2000® Index Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$771,965,577	$—	$—	$771,965,577
Total Investment Company Security*	31,740,774	—	—	31,740,774
Total Warrants*	3,086	—	—	3,086
Short-Term Investments
Discount Notes	—	16,298,670	—	16,298,670
Mutual Fund	235,475,384	—	—	235,475,384
U.S. Treasury	—	4,174,992	—	4,174,992
Total Short-Term Investments	235,475,384	20,473,662	—	255,949,046
Total Investments	$1,039,184,821	$20,473,662	$—	$1,059,658,483

Collateral for securities loaned (Liability)	$—	$(235,475,384)	$—	$(235,475,384)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$615,278	$—	$—	$615,278

*	See Schedule of Investments for additional detailed categorizations.

MSF-191

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—99.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.2%
Boeing Co. (The)	216,100	$25,391,750
Precision Castparts Corp.	207,280	47,102,307

		72,494,057

Air Freight & Logistics—0.7%
United Parcel Service, Inc. - Class B	170,800	15,605,996

Airlines—0.8%
Delta Air Lines, Inc.	300,300	7,084,077
United Continental Holdings, Inc. (a)	323,200	9,925,472

		17,009,549

Automobiles—1.4%
Harley-Davidson, Inc.	121,300	7,792,312
Tesla Motors, Inc. (a) (b)	126,590	24,485,038

		32,277,350

Beverages—1.3%
Anheuser-Busch InBev NV	63,417	6,303,195
Monster Beverage Corp. (a)	130,000	6,792,500
PepsiCo, Inc.	138,300	10,994,850
Pernod-Ricard S.A.	43,492	5,403,775

		29,494,320

Biotechnology—7.5%
Alexion Pharmaceuticals, Inc. (a)	115,640	13,432,742
Biogen Idec, Inc. (a)	161,890	38,976,636
Celgene Corp. (a)	164,617	25,339,495
Gilead Sciences, Inc. (a)	934,900	58,749,116
Pharmacyclics, Inc. (a)	93,800	12,983,796
Regeneron Pharmaceuticals, Inc. (a)	40,650	12,718,166
Vertex Pharmaceuticals, Inc. (a)	107,300	8,135,486

		170,335,437

Capital Markets—1.9%
Affiliated Managers Group, Inc. (a)	41,800	7,634,352
Franklin Resources, Inc.	240,800	12,172,440
Invesco, Ltd.	536,900	17,127,110
TD Ameritrade Holding Corp.	248,500	6,505,730

		43,439,632

Chemicals—3.4%
Ecolab, Inc.	257,400	25,420,824
FMC Corp.	118,600	8,505,992
Praxair, Inc.	159,850	19,215,568
Sherwin-Williams Co. (The)	128,820	23,468,428

		76,610,812

Communications Equipment—1.7%
Juniper Networks, Inc. (a)	424,800	8,436,528
QUALCOMM, Inc.	433,200	29,180,352

		37,616,880

Computers & Peripherals—2.6%
Apple, Inc.	125,020	59,603,285

Construction Materials—0.2%
Martin Marietta Materials, Inc. (b)	54,800	5,379,716

Consumer Finance—1.0%
American Express Co.	300,000	22,656,000

Diversified Financial Services—0.4%
IntercontinentalExchange, Inc. (a) (b)	42,520	7,713,978

Electrical Equipment—1.0%
Roper Industries, Inc.	176,940	23,510,018

Energy Equipment & Services—1.1%
FMC Technologies, Inc. (a)	207,400	11,494,108
Schlumberger, Ltd.	143,300	12,661,988

		24,156,096

Food & Staples Retailing—2.6%
Costco Wholesale Corp.	140,300	16,151,336
CVS Caremark Corp.	364,600	20,691,050
Whole Foods Market, Inc.	388,900	22,750,650

		59,593,036

Food Products—0.8%
Green Mountain Coffee Roasters, Inc. (a) (b)	148,800	11,209,104
Nestle S.A.	108,729	7,615,610

		18,824,714

Health Care Equipment & Supplies—0.8%
IDEXX Laboratories, Inc. (a) (b)	105,700	10,533,005
Stryker Corp.	105,700	7,144,263

		17,677,268

Health Care Providers & Services—1.7%
McKesson Corp.	223,100	28,623,730
UnitedHealth Group, Inc.	134,200	9,610,062

		38,233,792

Hotels, Restaurants & Leisure—6.0%
Carnival plc	242,952	8,232,578
Chipotle Mexican Grill, Inc. (a)	53,900	23,106,930
Las Vegas Sands Corp.	398,000	26,435,160
Marriott International, Inc. - Class A	164,360	6,912,982
MGM Resorts International (a)	606,100	12,388,684
Starbucks Corp.	564,700	43,464,959
Starwood Hotels & Resorts Worldwide, Inc.	225,200	14,964,540
Wynn Macau, Ltd.	476,800	1,629,574

		137,135,407

Household Durables—0.7%
DR Horton, Inc. (b)	423,700	8,232,491
Lennar Corp. - Class A (b)	241,400	8,545,560

		16,778,051

MSF-192

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Products—0.4%
Procter & Gamble Co. (The)	111,400	$8,420,726

Industrial Conglomerates—2.2%
Danaher Corp.	733,900	50,873,948

Internet & Catalog Retail—9.8%
Amazon.com, Inc. (a)	338,805	105,923,995
Ctrip.com International, Ltd. (ADR) (a)	263,400	15,390,462
Netflix, Inc. (a)	71,700	22,170,357
priceline.com, Inc. (a)	65,440	66,156,568
TripAdvisor, Inc. (a) (b)	176,000	13,347,840

		222,989,222

Internet Software & Services—11.5%
Akamai Technologies, Inc. (a)	173,000	8,944,100
Baidu, Inc. (ADR) (a)	133,990	20,792,568
eBay, Inc. (a)	867,600	48,403,404
Facebook, Inc. - Class A (a)	238,400	11,977,216
Google, Inc. - Class A (a)	140,270	122,863,896
LinkedIn Corp. - Class A (a)	111,620	27,465,217
NAVER Corp.	15,740	8,165,227
Rackspace Hosting, Inc. (a) (b)	85,300	4,500,428
Tencent Holdings, Ltd.	130,277	6,843,056
Twitter, Inc. (a) (c) (d)	53,577	1,304,600

		261,259,712

IT Services—6.9%
Alliance Data Systems Corp. (a) (b)	37,170	7,860,340
Cognizant Technology Solutions Corp. - Class A (a)	214,800	17,639,376
Fiserv, Inc. (a)	86,000	8,690,300
Mastercard, Inc. - Class A	92,000	61,895,760
Visa, Inc. - Class A	322,330	61,597,263

		157,683,039

Machinery—0.3%
Flowserve Corp.	110,100	6,869,139

Media—2.1%
Charter Communications, Inc. - Class A (a)	52,900	7,128,804
Discovery Communications, Inc. - Class C (a)	139,600	10,905,552
Twenty-First Century Fox, Inc.	445,000	14,907,500
Walt Disney Co. (The)	211,046	13,610,356

		46,552,212

Multiline Retail—0.3%
Dollar Tree, Inc. (a)	118,300	6,762,028

Oil, Gas & Consumable Fuels—3.9%
Cabot Oil & Gas Corp.	306,200	11,427,384
Concho Resources, Inc. (a)	104,100	11,327,121
EOG Resources, Inc.	67,570	11,438,250
EQT Corp.	121,800	10,806,096
Pioneer Natural Resources Co. (b)	133,960	25,291,648

Oil, Gas & Consumable Fuels—(Continued)
Range Resources Corp.	242,000	18,365,380

		88,655,879

Pharmaceuticals—1.3%
Novo Nordisk A/S - Class B	57,357	9,723,620
Valeant Pharmaceuticals International, Inc. (a)	198,300	20,688,639

		30,412,259

Real Estate Investment Trusts—1.9%
American Tower Corp.	590,000	43,736,700

Road & Rail—2.1%
J.B. Hunt Transport Services, Inc.	107,800	7,861,854
Kansas City Southern	232,400	25,415,264
Union Pacific Corp.	89,390	13,885,843

		47,162,961

Software—3.3%
Concur Technologies, Inc. (a) (b)	71,400	7,889,700
NetSuite, Inc. (a) (b)	63,600	6,864,984
Red Hat, Inc. (a)	263,200	12,144,048
Salesforce.com, Inc. (a)	527,960	27,406,404
ServiceNow, Inc. (a) (b)	220,500	11,454,975
Workday, Inc. - Class A (a) (b)	100,000	8,093,000

		73,853,111

Specialty Retail—5.5%
AutoZone, Inc. (a)	44,340	18,743,848
CarMax, Inc. (a)	317,800	15,403,766
Home Depot, Inc. (The)	584,100	44,303,985
Lowe’s Cos., Inc.	400,000	19,044,000
Ross Stores, Inc.	159,200	11,589,760
Tractor Supply Co. (b)	242,000	16,255,140

		125,340,499

Textiles, Apparel & Luxury Goods—2.1%
Lululemon Athletica, Inc. (a) (b)	185,800	13,580,122
NIKE, Inc. - Class B	183,000	13,293,120
Prada S.p.A.	833,600	7,868,118
Under Armour, Inc. - Class A (a) (b)	172,000	13,665,400

		48,406,760

Trading Companies & Distributors—1.5%
Fastenal Co.	535,600	26,913,900
WW Grainger, Inc.	23,000	6,019,330

		32,933,230

Wireless Telecommunication Services—3.4%
Crown Castle International Corp. (a)	793,478	57,947,698
SBA Communications Corp. - Class A (a)	121,600	9,783,936

MSF-193

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Wireless Telecommunication Services—(Continued)
SoftBank Corp.	134,700	$9,361,294

		77,092,928

Total Common Stocks (Cost $1,657,362,990)		2,255,149,747

Convertible Preferred Stocks—0.1%

Internet Software & Services—0.1%
Living Social, Inc. - Class F (a) (c) (d)	101,591	113,782
Twitter, Inc. - Series A (a) (c) (d)	139	3,385
Twitter, Inc. - Series B (a) (c) (d)	2,171	52,864
Twitter, Inc. - Series C (a) (c) (d)	558	13,587
Twitter, Inc. - Series D (a) (c) (d)	20,565	500,758
Twitter, Inc. - Series G2 (a) (c) (d)	85,204	2,074,717

Total Convertible Preferred Stocks (Cost $2,529,598)		2,759,093

Short-Term Investments—7.9%

Mutual Funds—7.9%
State Street Navigator Securities Lending MET Portfolio (e)	169,880,410	169,880,410
T. Rowe Price Government Reserve Investment Fund (f)	9,935,479	9,935,479

Total Short-Term Investments (Cost $179,815,889)		179,815,889

Total Investments—107.3% (Cost $1,839,708,477) (g)		2,437,724,729
Other assets and liabilities (net)—(7.3)%		(165,450,628)

Net Assets—100.0%		$2,272,274,101

(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2013, the market value of securities loaned was $159,473,401 and the collateral received consisted of cash in the amount of $169,880,410. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2013, the market value of restricted securities was $4,063,693, which is 0.2% of net assets. See details shown in the Restricted Securities table that follows.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2013, these securities represent 0.2% of net assets.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	Affiliated Issuer.
(g)	As of September 30, 2013, the aggregate cost of investments was $1,839,708,477. The aggregate unrealized appreciation and depreciation of investments were $605,902,077 and $(7,885,825), respectively, resulting in net unrealized appreciation of $598,016,252.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Living Social, Inc. - Class F	11/18/11	101,591	$781,235	$113,782
Twitter, Inc.	09/13/11	53,577	862,247	1,304,600
Twitter, Inc. - Series A	09/13/11	139	2,237	3,385
Twitter, Inc. - Series B	09/13/11	2,171	34,939	52,864
Twitter, Inc. - Series C	09/13/11	558	8,980	13,587
Twitter, Inc. - Series D	09/13/11	20,565	330,965	500,758
Twitter, Inc. - Series G2	07/28/11	85,204	1,371,242	2,074,717

MSF-194

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$72,494,057	$—	$—	$72,494,057
Air Freight & Logistics	15,605,996	—	—	15,605,996
Airlines	17,009,549	—	—	17,009,549
Automobiles	32,277,350	—	—	32,277,350
Beverages	17,787,350	11,706,970	—	29,494,320
Biotechnology	170,335,437	—	—	170,335,437
Capital Markets	43,439,632	—	—	43,439,632
Chemicals	76,610,812	—	—	76,610,812
Communications Equipment	37,616,880	—	—	37,616,880
Computers & Peripherals	59,603,285	—	—	59,603,285
Construction Materials	5,379,716	—	—	5,379,716
Consumer Finance	22,656,000	—	—	22,656,000
Diversified Financial Services	7,713,978	—	—	7,713,978
Electrical Equipment	23,510,018	—	—	23,510,018
Energy Equipment & Services	24,156,096	—	—	24,156,096
Food & Staples Retailing	59,593,036	—	—	59,593,036
Food Products	11,209,104	7,615,610	—	18,824,714
Health Care Equipment & Supplies	17,677,268	—	—	17,677,268
Health Care Providers & Services	38,233,792	—	—	38,233,792
Hotels, Restaurants & Leisure	127,273,255	9,862,152	—	137,135,407
Household Durables	16,778,051	—	—	16,778,051
Household Products	8,420,726	—	—	8,420,726
Industrial Conglomerates	50,873,948	—	—	50,873,948
Internet & Catalog Retail	222,989,222	—	—	222,989,222
Internet Software & Services	244,946,829	15,008,283	1,304,600	261,259,712
IT Services	157,683,039	—	—	157,683,039
Machinery	6,869,139	—	—	6,869,139
Media	46,552,212	—	—	46,552,212
Multiline Retail	6,762,028	—	—	6,762,028
Oil, Gas & Consumable Fuels	88,655,879	—	—	88,655,879
Pharmaceuticals	20,688,639	9,723,620	—	30,412,259
Real Estate Investment Trusts	43,736,700	—	—	43,736,700
Road & Rail	47,162,961	—	—	47,162,961
Software	73,853,111	—	—	73,853,111
Specialty Retail	125,340,499	—	—	125,340,499
Textiles, Apparel & Luxury Goods	40,538,642	7,868,118	—	48,406,760
Trading Companies & Distributors	32,933,230	—	—	32,933,230

MSF-195

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Wireless Telecommunication Services	$67,731,634	$9,361,294	$—	$77,092,928
Total Common Stocks	2,182,699,100	71,146,047	1,304,600	2,255,149,747
Total Convertible Preferred Stocks*	—	—	2,759,093	2,759,093
Total Short-Term Investments*	179,815,889	—	—	179,815,889
Total Investments	$2,362,514,989	$71,146,047	$4,063,693	$2,437,724,729

Collateral for securities loaned (Liability)	$—	$(169,880,410)	$—	$(169,880,410)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2012	Change in Unrealized Appreciation	Balance as of September 30, 2013	Change in Unrealized Appreciation from investments still held at September 30, 2013
Common Stocks
Internet Software & Services	$682,571	$622,029	$1,304,600	$622,029
Convertible Preferred Stocks
Internet Software & Services	1,564,867	1,194,226	2,759,093	1,194,226
Total	$2,247,438	$1,816,255	$4,063,693	$1,816,255

MSF-196

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—99.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.6%
Esterline Technologies Corp. (a)	40,200	$3,211,578
GenCorp, Inc. (a) (b)	127,800	2,048,634
HEICO Corp. - Class A	89,985	4,511,848
Hexcel Corp. (a)	94,200	3,654,960
Teledyne Technologies, Inc. (a)	58,500	4,968,405
TransDigm Group, Inc.	32,200	4,466,140
Triumph Group, Inc.	53,600	3,763,792

		26,625,357

Air Freight & Logistics—0.1%
HUB Group, Inc. - Class A (a)	35,400	1,388,742

Airlines—0.2%
Allegiant Travel Co.	19,400	2,043,984

Auto Components—0.7%
Dana Holding Corp. (b)	101,400	2,315,976
Tenneco, Inc. (a)	73,100	3,691,550
TRW Automotive Holdings Corp. (a)	23,000	1,640,130

		7,647,656

Beverages—1.0%
Boston Beer Co., Inc. (The) - Class A (a) (b)	40,882	9,983,793

Biotechnology—8.7%
Acorda Therapeutics, Inc. (a)	42,600	1,460,328
Aegerion Pharmaceuticals, Inc. (a) (b)	31,100	2,665,581
Alkermes plc (a)	144,900	4,871,538
Alnylam Pharmaceuticals, Inc. (a) (b)	57,800	3,699,778
AMAG Pharmaceuticals, Inc. (a) (b)	35,100	753,948
Ariad Pharmaceuticals, Inc. (a) (b)	130,700	2,404,880
BioMarin Pharmaceutical, Inc. (a)	83,200	6,008,704
Cepheid, Inc. (a) (b)	79,300	3,095,872
Cubist Pharmaceuticals, Inc. (a)	98,300	6,246,965
Exelixis, Inc. (a) (b)	235,600	1,371,192
Idenix Pharmaceuticals, Inc. (a) (b)	120,300	626,763
Incyte Corp., Ltd. (a) (b)	207,600	7,919,940
Infinity Pharmaceuticals, Inc. (a)	47,100	821,895
InterMune, Inc. (a) (b)	72,400	1,112,788
Lexicon Pharmaceuticals, Inc. (a) (b)	113,100	268,047
Medivation, Inc. (a)	65,900	3,950,046
Neurocrine Biosciences, Inc. (a) (b)	106,400	1,204,448
NPS Pharmaceuticals, Inc. (a) (b)	100,500	3,196,905
Onyx Pharmaceuticals, Inc. (a)	52,600	6,557,642
Pharmacyclics, Inc. (a)	63,500	8,789,670
Puma Biotechnology, Inc. (a)	27,600	1,481,016
Regeneron Pharmaceuticals, Inc. (a)	29,100	9,104,517
Seattle Genetics, Inc. (a) (b)	95,600	4,190,148
Sunesis Pharmaceuticals, Inc. (a) (b)	71,700	355,632
Theravance, Inc. (a) (b)	80,100	3,275,289
United Therapeutics Corp. (a)	54,100	4,265,785

		89,699,317

Capital Markets—1.7%
Affiliated Managers Group, Inc. (a)	28,749	5,250,717
E*Trade Financial Corp. (a)	196,160	3,236,640

Capital Markets—(Continued)
Virtus Investment Partners, Inc. (a)	19,800	3,220,272
Waddell & Reed Financial, Inc. - Class A	105,900	5,451,732

		17,159,361

Chemicals—2.2%
Koppers Holdings, Inc.	24,100	1,027,865
NewMarket Corp. (b)	19,600	5,643,036
Rockwood Holdings, Inc.	85,100	5,693,190
Stepan Co.	66,700	3,850,591
WR Grace & Co. (a)	77,700	6,790,980

		23,005,662

Commercial Banks—1.2%
Signature Bank (a)	54,500	4,987,840
SVB Financial Group (a)	40,600	3,506,622
Texas Capital Bancshares, Inc. (a)	77,800	3,576,466

		12,070,928

Commercial Services & Supplies—1.9%
Brink’s Co. (The)	7,591	214,825
Clean Harbors, Inc. (a) (b)	60,800	3,566,528
Healthcare Services Group, Inc. (b)	111,300	2,867,088
Rollins, Inc.	110,850	2,938,634
Team, Inc. (a)	58,900	2,341,275
U.S. Ecology, Inc.	63,900	1,925,307
Waste Connections, Inc. (b)	122,900	5,580,889

		19,434,546

Communications Equipment—1.4%
ADTRAN, Inc. (b)	109,900	2,927,736
Aruba Networks, Inc. (a)	161,600	2,689,024
JDS Uniphase Corp. (a)	211,200	3,106,752
Plantronics, Inc.	85,800	3,951,090
Polycom, Inc. (a)	103,286	1,127,883
Riverbed Technology, Inc. (a)	51,967	758,199

		14,560,684

Computers & Peripherals—1.0%
3D Systems Corp. (a) (b)	149,300	8,060,707
Stratasys, Ltd. (a) (b)	21,000	2,126,460

		10,187,167

Consumer Finance—1.0%
Portfolio Recovery Associates, Inc. (a)	118,200	7,084,908
World Acceptance Corp. (a) (b)	41,000	3,686,720

		10,771,628

Containers & Packaging—0.4%
Graphic Packaging Holding Co. (a)	182,300	1,560,488
Rock-Tenn Co. - Class A	23,000	2,329,210

		3,889,698

MSF-197

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Distributors—0.9%
LKQ Corp. (a)	113,400	$3,612,924
Pool Corp.	95,300	5,349,189

		8,962,113

Diversified Consumer Services—0.9%
American Public Education, Inc. (a) (b)	50,100	1,893,780
Ascent Capital Group, Inc. - Class A (a)	43,700	3,523,094
Sotheby’s	61,000	2,996,930
Steiner Leisure, Ltd. (a)	19,700	1,151,071

		9,564,875

Diversified Financial Services—0.6%
CBOE Holdings, Inc.	89,900	4,066,177
MSCI, Inc. (a)	18,278	735,872
NewStar Financial, Inc. (a) (b)	98,791	1,804,912

		6,606,961

Diversified Telecommunication Services—0.6%
Premiere Global Services, Inc. (a) (b)	70,800	705,168
tw telecom, Inc. (a)	192,500	5,749,013

		6,454,181

Electrical Equipment—1.2%
Acuity Brands, Inc. (b)	69,000	6,349,380
Generac Holdings, Inc.	93,800	3,999,632
II-VI, Inc. (a)	82,500	1,552,650

		11,901,662

Electronic Equipment, Instruments & Components—1.7%
Anixter International, Inc. (a)	68,700	6,022,242
Coherent, Inc.	64,200	3,945,090
FEI Co.	61,700	5,417,260
Itron, Inc. (a) (b)	26,900	1,152,127
RealD, Inc. (a) (b)	36,300	254,100
Trimble Navigation, Ltd. (a)	34,500	1,024,995

		17,815,814

Energy Equipment & Services—2.4%
Atwood Oceanics, Inc. (a)	61,900	3,406,976
Core Laboratories NV	25,500	4,314,855
Dawson Geophysical Co. (a) (b)	7,891	256,221
Dril-Quip, Inc. (a)	44,600	5,117,850
Gulf Island Fabrication, Inc. (b)	14,200	348,042
ION Geophysical Corp. (a) (b)	38,192	198,598
Oceaneering International, Inc.	52,100	4,232,604
Oil States International, Inc. (a)	44,800	4,635,008
Superior Energy Services, Inc. (a)	37,519	939,476
Tesco Corp. (a)	41,400	685,998
Unit Corp. (a)	19,800	920,502

		25,056,130

Food & Staples Retailing—0.5%
Susser Holdings Corp. (a) (b)	91,900	4,884,485

Food Products—1.3%
Dean Foods Co. (a)	99,900	1,928,070
J&J Snack Foods Corp.	67,900	5,480,888
TreeHouse Foods, Inc. (a)	93,900	6,275,337

		13,684,295

Health Care Equipment & Supplies—3.4%
Align Technology, Inc. (a)	74,800	3,599,376
ArthroCare Corp. (a)	65,900	2,344,722
Cooper Cos., Inc. (The)	39,000	5,057,910
Edwards Lifesciences Corp. (a)	7,800	543,114
HeartWare International, Inc. (a) (b)	17,400	1,273,854
ICU Medical, Inc. (a)	28,500	1,936,005
IDEXX Laboratories, Inc. (a) (b)	44,300	4,414,495
Masimo Corp. (b)	47,000	1,252,080
Meridian Bioscience, Inc. (b)	35,600	841,940
Orthofix International NV (a)	50,400	1,051,344
Sirona Dental Systems, Inc. (a)	86,700	5,802,831
Thoratec Corp. (a)	54,200	2,021,118
Volcano Corp. (a)	69,600	1,664,832
West Pharmaceutical Services, Inc.	75,400	3,102,710

		34,906,331

Health Care Providers & Services—3.5%
Air Methods Corp. (b)	116,900	4,979,940
Bio-Reference Labs, Inc. (a) (b)	58,400	1,744,992
Centene Corp. (a)	62,200	3,978,312
Chemed Corp. (b)	24,600	1,758,900
Corvel Corp. (a) (b)	71,300	2,635,961
HealthSouth Corp.	101,900	3,513,512
MEDNAX, Inc. (a)	45,300	4,548,120
MWI Veterinary Supply, Inc. (a)	31,900	4,764,584
Team Health Holdings, Inc. (a)	119,000	4,514,860
WellCare Health Plans, Inc. (a)	48,100	3,354,494

		35,793,675

Health Care Technology—0.2%
HMS Holdings Corp. (a) (b)	118,800	2,555,388

Hotels, Restaurants & Leisure—3.5%
Bally Technologies, Inc. (a) (b)	43,000	3,098,580
Cheesecake Factory, Inc. (The) (b)	59,200	2,601,840
Choice Hotels International, Inc. (b)	80,800	3,489,752
Denny’s Corp. (a)	580,400	3,552,048
Domino’s Pizza, Inc.	69,200	4,702,140
Panera Bread Co. - Class A (a)	25,700	4,074,221
Red Robin Gourmet Burgers, Inc. (a)	57,300	4,074,030
Six Flags Entertainment Corp.	162,500	5,490,875
Vail Resorts, Inc.	64,100	4,447,258

		35,530,744

Household Durables—1.0%
Helen of Troy, Ltd. (a)	65,600	2,899,520
iRobot Corp. (a) (b)	70,200	2,644,434
NACCO Industries, Inc. - Class A	12,697	703,668

MSF-198

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—(Continued)
Tempur Sealy International, Inc. (a) (b)	80,300	$3,529,988

		9,777,610

Insurance—0.3%
Amtrust Financial Services, Inc. (b)	80,378	3,139,565

Internet & Catalog Retail—1.6%
HSN, Inc.	120,800	6,477,296
Liberty Ventures - Series A (a)	52,300	4,611,291
Shutterfly, Inc. (a)	87,000	4,861,560

		15,950,147

Internet Software & Services—2.4%
Cornerstone OnDemand, Inc. (a)	103,700	5,334,328
CoStar Group, Inc. (a)	21,600	3,626,640
j2 Global, Inc. (b)	67,500	3,342,600
MercadoLibre, Inc. (b)	44,700	6,030,477
Perficient, Inc. (a)	77,300	1,419,228
ValueClick, Inc. (a) (b)	120,300	2,508,255
WebMD Health Corp. (a) (b)	89,700	2,565,420

		24,826,948

IT Services—4.9%
Cardtronics, Inc. (a)	138,500	5,138,350
CoreLogic, Inc. (a)	165,700	4,482,185
Euronet Worldwide, Inc. (a)	71,100	2,829,780
Gartner, Inc. (a)	128,100	7,686,000
Genpact, Ltd. (a)	51,500	972,320
Heartland Payment Systems, Inc. (b)	138,460	5,499,631
Jack Henry & Associates, Inc.	89,300	4,608,773
MAXIMUS, Inc.	229,100	10,318,664
TeleTech Holdings, Inc. (a) (b)	46,400	1,164,176
Unisys Corp. (a) (b)	75,209	1,894,515
VeriFone Systems, Inc. (a)	34,100	779,526
WEX, Inc. (a)	62,400	5,475,600

		50,849,520

Leisure Equipment & Products—1.5%
Brunswick Corp.	138,800	5,539,508
Polaris Industries, Inc. (b)	76,800	9,921,024

		15,460,532

Life Sciences Tools & Services—1.3%
Bio-Rad Laboratories, Inc. - Class A (a)	19,400	2,280,664
Bruker Corp. (a)	104,800	2,164,120
Illumina, Inc. (a) (b)	23,700	1,915,671
Mettler-Toledo International, Inc. (a)	10,000	2,400,900
PAREXEL International Corp. (a)	86,300	4,334,849

		13,096,204

Machinery—7.1%
Actuant Corp. - Class A (b)	122,900	4,773,436
Chart Industries, Inc. (a) (b)	36,300	4,466,352
Graco, Inc.	62,000	4,591,720

Machinery—(Continued)
Hyster-Yale Materials Handling, Inc.	34,894	3,128,945
IDEX Corp.	56,800	3,706,200
John Bean Technologies Corp.	79,800	1,985,424
Lincoln Electric Holdings, Inc.	99,400	6,622,028
Middleby Corp. (The) (a)	48,700	10,173,917
Nordson Corp.	92,100	6,781,323
Standex International Corp.	28,700	1,704,780
Sun Hydraulics Corp.	51,300	1,859,625
Toro Co. (The)	119,900	6,516,565
Valmont Industries, Inc.	42,700	5,931,457
Wabtec Corp.	132,500	8,330,275
Woodward, Inc.	55,000	2,245,650

		72,817,697

Marine—0.7%
Kirby Corp. (a) (b)	79,300	6,863,415

Media—1.5%
Digital Generation, Inc. (a) (b)	70,300	908,979
John Wiley & Sons, Inc. - Class A (b)	22,800	1,087,332
Live Nation Entertainment, Inc. (a)	228,700	4,242,385
Madison Square Garden Co. (The) - Class A (a)	123,300	7,160,031
Starz - Class A (a)	85,300	2,399,489

		15,798,216

Metals & Mining—0.3%
Compass Minerals International, Inc.	26,600	2,028,782
Stillwater Mining Co. (a)	105,900	1,165,959

		3,194,741

Multiline Retail—0.2%
Big Lots, Inc. (a)	58,900	2,184,601

Oil, Gas & Consumable Fuels—2.9%
Bill Barrett Corp. (a) (b)	45,400	1,139,994
Clayton Williams Energy, Inc. (a) (b)	42,300	2,219,481
Contango Oil & Gas Co.	71,400	2,623,950
Delek U.S. Holdings, Inc.	50,000	1,054,500
Energy XXI Bermuda, Ltd.	78,100	2,358,620
Gran Tierra Energy, Inc. (a)	297,700	2,110,693
Halcon Resources Corp. (a) (b)	179,700	796,071
Oasis Petroleum, Inc. (a)	90,700	4,456,091
Rosetta Resources, Inc. (a)	83,000	4,520,180
SemGroup Corp. - Class A	69,600	3,968,592
SM Energy Co.	59,700	4,608,243

		29,856,415

Paper & Forest Products—0.6%
Clearwater Paper Corp. (a)	27,500	1,313,675
KapStone Paper and Packaging Corp.	102,800	4,399,840

		5,713,515

Personal Products—1.5%
Herbalife, Ltd. (b)	50,500	3,523,385

MSF-199

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Personal Products—(Continued)
Nu Skin Enterprises, Inc. - Class A	74,000	$7,084,760
Prestige Brands Holdings, Inc. (a)	152,600	4,596,312

		15,204,457

Pharmaceuticals—2.7%
Akorn, Inc. (a) (b)	120,200	2,365,536
Auxilium Pharmaceuticals, Inc. (a) (b)	40,100	731,023
AVANIR Pharmaceuticals, Inc. - Class A (a) (b)	267,700	1,135,048
Cadence Pharmaceuticals, Inc. (a) (b)	57,600	363,456
Jazz Pharmaceuticals plc (a)	62,100	5,711,337
Medicines Co. (The) (a)	113,700	3,811,224
Nektar Therapeutics (a)	74,600	779,570
Questcor Pharmaceuticals, Inc. (b)	74,900	4,344,200
Salix Pharmaceuticals, Ltd. (a)	65,300	4,367,264
ViroPharma, Inc. (a) (b)	99,900	3,926,070

		27,534,728

Professional Services—1.2%
Advisory Board Co. (The) (a)	85,600	5,091,488
Exponent, Inc. (b)	34,300	2,464,112
Huron Consulting Group, Inc. (a)	68,900	3,624,829
RPX Corp. (a)	58,200	1,020,246

		12,200,675

Real Estate Investment Trusts—0.7%
DuPont Fabros Technology, Inc. (b)	42,200	1,087,494
Sabra Health Care REIT, Inc.	76,333	1,756,422
Strategic Hotels & Resorts, Inc. (a)	164,000	1,423,520
Taubman Centers, Inc.	36,600	2,463,546

		6,730,982

Real Estate Management & Development—1.7%
Altisource Asset Management Corp. (a)	5,520	2,900,705
Altisource Portfolio Solutions S.A. (a)	51,400	7,196,514
Altisource Residential Corp. (b)	31,000	712,380
Forest City Enterprises, Inc. - Class A (a)	169,900	3,217,906
Jones Lang LaSalle, Inc.	20,700	1,807,110
Kennedy-Wilson Holdings, Inc.	92,243	1,712,030

		17,546,645

Road & Rail—1.7%
Amerco, Inc.	19,700	3,627,361
Avis Budget Group, Inc. (a)	118,100	3,404,823
Landstar System, Inc.	59,200	3,314,016
Old Dominion Freight Line, Inc. (a)	155,150	7,135,349

		17,481,549

Semiconductors & Semiconductor Equipment—3.1%
Amkor Technology, Inc. (a)	110,900	475,761
Atmel Corp. (a)	117,800	876,432
Cabot Microelectronics Corp. (a)	27,900	1,074,708
Cavium, Inc. (a) (b)	104,600	4,309,520
Cypress Semiconductor Corp. (a) (b)	98,200	917,188

Semiconductors & Semiconductor Equipment—(Continued)
Diodes, Inc. (a)	90,600	2,219,700
Hittite Microwave Corp. (a)	60,800	3,973,280
Magnachip Semiconductor Corp. (a)	102,800	2,213,284
Microsemi Corp. (a)	112,700	2,732,975
Semtech Corp. (a)	87,100	2,612,129
Silicon Laboratories, Inc. (a)	33,300	1,422,243
Synaptics, Inc. (a) (b)	92,400	4,091,472
Teradyne, Inc. (a) (b)	153,500	2,535,820
Ultratech, Inc. (a) (b)	40,300	1,221,090
Veeco Instruments, Inc. (a) (b)	38,300	1,425,909

		32,101,511

Software—7.8%
Actuate Corp. (a)	83,119	610,925
ANSYS, Inc. (a)	22,930	1,983,903
Aspen Technology, Inc. (a)	175,300	6,056,615
CommVault Systems, Inc. (a)	98,100	8,616,123
Computer Modelling Group, Ltd. (b)	101,100	2,365,429
Concur Technologies, Inc. (a) (b)	56,700	6,265,350
FactSet Research Systems, Inc. (b)	43,700	4,767,670
Fortinet, Inc. (a)	145,100	2,939,726
Informatica Corp. (a)	102,400	3,990,528
MICROS Systems, Inc. (a) (b)	80,900	4,040,146
Monotype Imaging Holdings, Inc.	98,105	2,811,689
Netscout Systems, Inc. (a)	118,900	3,040,273
Progress Software Corp. (a)	42,300	1,094,724
PTC, Inc. (a)	132,100	3,755,603
Rovi Corp. (a)	41,800	801,306
SolarWinds, Inc. (a)	67,600	2,370,056
Solera Holdings, Inc.	26,200	1,385,194
TIBCO Software, Inc. (a)	177,900	4,552,461
Tyler Technologies, Inc. (a)	103,700	9,070,639
Ultimate Software Group, Inc. (a)	66,100	9,743,140

		80,261,500

Specialty Retail—4.4%
Aaron’s, Inc.	96,800	2,681,360
Ascena Retail Group, Inc. (a)	220,700	4,398,551
Buckle, Inc. (The) (b)	58,400	3,156,520
Chico’s FAS, Inc.	198,200	3,302,012
Children’s Place Retail Stores, Inc. (The) (a)	36,500	2,111,890
DSW, Inc. - Class A	95,800	8,173,656
Guess?, Inc.	31,300	934,305
Hibbett Sports, Inc. (a) (b)	50,950	2,860,842
Monro Muffler Brake, Inc. (b)	137,200	6,378,428
Sally Beauty Holdings, Inc. (a)	224,100	5,862,456
Tractor Supply Co.	84,600	5,682,582

		45,542,602

Textiles, Apparel & Luxury Goods—2.1%
Deckers Outdoor Corp. (a) (b)	42,000	2,768,640
Fossil Group, Inc. (a)	24,449	2,841,952
Hanesbrands, Inc.	128,700	8,019,297
Iconix Brand Group, Inc. (a) (b)	86,000	2,856,920
PVH Corp.	41,185	4,888,247

		21,375,056

MSF-200

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Thrifts & Mortgage Finance—0.7%
MGIC Investment Corp. (a)	325,400	$2,368,912
Ocwen Financial Corp. (a)	50,100	2,794,077
Radian Group, Inc.	148,000	2,061,640

		7,224,629

Trading Companies & Distributors—0.9%
Beacon Roofing Supply, Inc. (a)	97,100	3,580,077
United Rentals, Inc. (a) (b)	93,932	5,475,296

		9,055,373

Wireless Telecommunication Services—0.2%
SBA Communications Corp. - Class A (a)	28,200	2,268,972

Total Common Stocks (Cost $711,377,146)		1,026,242,982

Short-Term Investments—19.5%

Mutual Funds—19.5%
State Street Navigator Securities Lending MET Portfolio (c)	199,161,011	199,161,011
T. Rowe Price Government Reserve Investment Fund (d)	1,993,838	1,993,838

Total Short-Term Investments (Cost $201,154,849)		201,154,849

Total Investments—119.3% (Cost $912,531,995) (e)		1,227,397,831
Other assets and liabilities (net)—(19.3)%		(198,769,992)

Net Assets—100.0%		$1,028,627,839

(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2013, the market value of securities loaned was $195,710,620 and the collateral received consisted of cash in the amount of $199,161,011 and non-cash collateral with a value of $665,126. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	Affiliated Issuer.
(e)	As of September 30, 2013, the aggregate cost of investments was $912,531,995. The aggregate unrealized appreciation and depreciation of investments were $332,045,967 and $(17,180,131), respectively, resulting in net unrealized appreciation of $314,865,836.

MSF-201

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,026,242,982	$—	$—	$1,026,242,982
Total Short-Term Investments*	201,154,849	—	—	201,154,849
Total Investments	$1,227,397,831	$—	$—	$1,227,397,831

Collateral for securities loaned (Liability)	$—	$(199,161,011)	$—	$(199,161,011)

*	See Schedule of Investments for additional detailed categorizations.

MSF-202

Metropolitan Series Fund

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stock—94.2% of Net Assets

Security Description	Shares	Value

Chemicals—1.0%
Agrium, Inc. (a)	135,700	$11,402,871

Construction & Engineering—0.7%
Jacobs Engineering Group, Inc. (b)	139,600	8,121,928

Energy Equipment & Services—23.5%
Atwood Oceanics, Inc. (a) (b)	398,800	21,949,952
Cameron International Corp. (b)	566,600	33,072,442
Diamond Offshore Drilling, Inc.	172,900	10,775,128
Dril-Quip, Inc. (b)	214,300	24,590,925
Halliburton Co.	1,034,700	49,820,805
National Oilwell Varco, Inc.	423,800	33,103,018
Noble Corp.	392,300	14,817,171
Schlumberger, Ltd.	631,900	55,834,684
Superior Energy Services, Inc. (b)	523,000	13,095,920
Weatherford International, Ltd. (b)	797,500	12,225,675

		269,285,720

Food Products—0.6%
Archer-Daniels-Midland Co.	186,000	6,852,240

Machinery—1.5%
Cummins, Inc.	130,700	17,366,109

Metals & Mining—16.1%
African Minerals, Ltd. (b)	412,448	1,491,008
African Minerals, Ltd. (London Traded Shares) (a) (b)	367,750	1,340,236
Eldorado Gold Corp. (a)	1,111,300	7,456,823
First Quantum Minerals, Ltd. (a)	2,004,800	37,330,289
Glencore International plc (b)	11,499,037	62,725,220
Goldcorp, Inc.	475,000	12,354,750
Kinross Gold Corp.	1,183,304	5,975,685
New Gold, Inc. (b)	1,560,300	9,330,594
Newmont Mining Corp.	562,100	15,795,010
Randgold Resources, Ltd. (ADR) (a)	191,800	13,719,454
Steel Dynamics, Inc.	507,500	8,480,325
United States Steel Corp. (a)	409,600	8,433,664

		184,433,058

Oil, Gas & Consumable Fuels—49.2%
Afren plc (b)	8,119,501	18,185,320
Alpha Natural Resources, Inc. (a) (b)	263,420	1,569,983
Anadarko Petroleum Corp.	566,950	52,720,680
Cimarex Energy Co.	579,600	55,873,440
Cloud Peak Energy, Inc. (b)	313,800	4,603,446
Concho Resources, Inc. (b)	479,450	52,168,955
Consol Energy, Inc.	636,300	21,411,495
Delek U.S. Holdings, Inc.	376,600	7,942,494
Diamondback Energy, Inc. (a) (b)	313,500	13,367,640
EOG Resources, Inc.	182,700	30,927,456
Green Plains Renewable Energy, Inc. (a) (b)	68,700	1,102,635
Gulfport Energy Corp. (b)	100,700	6,479,038
Halcon Resources Corp. (a) (b)	1,438,900	6,374,327
HollyFrontier Corp.	582,100	24,512,231
Marathon Oil Corp.	1,425,100	49,707,488

Oil, Gas & Consumable Fuels—(Continued)
Marathon Petroleum Corp.	310,800	19,990,656
Newfield Exploration Co. (b)	544,700	14,908,439
Occidental Petroleum Corp.	328,700	30,746,598
Ophir Energy plc (a) (b)	2,220,903	12,005,754
Pioneer Natural Resources Co. (a)	344,300	65,003,840
Scorpio Tankers, Inc. (b)	439,400	4,288,544
Seadrill, Ltd. (a)	260,524	11,744,422
SM Energy Co.	470,600	36,325,614
Tesoro Corp.	300,800	13,229,184
Whiting Petroleum Corp. (b)	149,302	8,935,725

		564,125,404

Paper & Forest Products—1.6%
Louisiana-Pacific Corp. (b)	1,072,200	18,859,998

Total Common Stock (Identified Cost $1,008,245,296)		1,080,447,328

Investment Company Securities—1.0%

Exchange Traded Funds—1.0%
SPDR Gold Trust (a) (b)	82,700	10,599,659

Total Investment Company Securities (Identified Cost $11,909,255)		10,599,659

Warrants—0.0%

Metals & Mining – 0.0%
Kinross Gold Corp. (b)	29,480	1,717

Total Warrants (Identified Cost $140,490)		1,717

Short Term Investments—12.3%

Mutual Funds—12.3%
AIM STIT-STIC Prime Portfolio	49,897,432	49,897,432
State Street Navigator Securities Lending MET Portfolio (c)	91,268,724	91,268,724

Total Short Term Investments (Identified Cost $141,166,156)		141,166,156

Total Investments—107.5% (Identified Cost $1,161,461,197) (d)		1,232,214,860
Other assets and liabilities (net)—(7.5)%		(85,371,785)

Net Assets—100.0%		$1,146,843,075

(a)	All or a portion of the security was on loan. As of September 30, 2013, the market value of securities loaned was $88,958,834 and the collateral received consisted of cash in the amount of $91,268,724 and non-cash collateral with a value of $494,088. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.

MSF-203

Metropolitan Series Fund

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2013, the aggregate cost of investments was $1,161,461,197. The aggregate unrealized appreciation and depreciation of investments was $170,637,229 and $(99,883,566), respectively, resulting in net unrealized appreciation of $70,753,663.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Chemicals	$11,402,871	$—	$—	$11,402,871
Construction & Engineering	8,121,928	—	—	8,121,928
Energy Equipment & Services	269,285,720	—	—	269,285,720
Food Products	6,852,240	—	—	6,852,240
Machinery	17,366,109	—	—	17,366,109
Metals & Mining	120,367,602	64,065,456	—	184,433,058
Oil, Gas & Consumable Fuels	533,934,330	30,191,074	—	564,125,404
Paper & Forest Products	18,859,998	—	—	18,859,998
Total Common Stock	986,190,798	94,256,530	—	1,080,447,328
Total Investment Company Securities*	10,599,659	—	—	10,599,659
Total Warrants*	1,717	—	—	1,717
Total Short Term Investments*	141,166,156	—	—	141,166,156
Total Investments	$1,137,958,330	$94,256,530	$—	$1,232,214,860

Collateral for Securities Loaned (Liability)	$—	$(91,268,724)	$—	$(91,268,724)

*	See Schedule of Investments for additional detailed categorizations.

MSF-204

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—51.9% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.0%
WPP Finance UK 8.000%, 09/15/14	230,000	$245,178

Aerospace/Defense—0.4%
Boeing Co. (The) 4.875%, 02/15/20	540,000	613,771
6.000%, 03/15/19	50,000	59,369
Kratos Defense & Security Solutions, Inc. 10.000%, 06/01/17	3,000,000	3,262,500
Raytheon Co. 3.125%, 10/15/20	30,000	30,432
United Technologies Corp. 4.500%, 06/01/42	360,000	349,704

		4,315,776

Agriculture—0.4%
Altria Group, Inc. 4.750%, 05/05/21	890,000	944,221
8.500%, 11/10/13	470,000	473,828
Imperial Tobacco Finance plc 2.050%, 02/11/18 (144A)	560,000	546,062
Lorillard Tobacco Co. 8.125%, 06/23/19	390,000	472,861
Philip Morris International, Inc. 2.500%, 08/22/22	440,000	405,133
2.900%, 11/15/21	640,000	620,233
Reynolds American, Inc. 3.250%, 11/01/22	270,000	248,541
6.750%, 06/15/17	325,000	375,507

		4,086,386

Airlines—0.6%
Delta Air Lines Pass-Through Trust 6.821%, 08/10/22	565,110	628,685
8.021%, 08/10/22	2,479,783	2,690,565
Northwest Airlines Pass-Through Trust 7.575%, 03/01/19	19,487	21,923
UAL Pass-Through Trust 9.750%, 01/15/17	79,065	89,936
United Airlines, Inc. 6.750%, 09/15/15 (144A) (a)	1,964,000	2,022,920

		5,454,029

Auto Manufacturers—0.2%
Daimler Finance North America LLC 1.300%, 07/31/15 (144A)	370,000	371,635
2.625%, 09/15/16 (144A)	790,000	814,304
Ford Motor Co. 4.750%, 01/15/43	1,020,000	910,323

		2,096,262

Banks—6.2%
Bank of America Corp. 3.875%, 03/22/17 (a)	300,000	319,077

Banks—(Continued)
Bank of America Corp. 4.100%, 07/24/23	1,730,000	1,719,248
5.420%, 03/15/17	1,530,000	1,678,920
5.650%, 05/01/18	1,970,000	2,223,192
6.500%, 08/01/16	1,900,000	2,153,300
Barclays Bank plc 6.050%, 12/04/17 (144A)	140,000	155,511
10.179%, 06/12/21 (144A)	100,000	129,522
BBVA US Senior S.A. Unipersonal 3.250%, 05/16/14	970,000	980,706
4.664%, 10/09/15	1,050,000	1,093,261
BNP Paribas S.A. 2.375%, 09/14/17	310,000	314,185
CIT Group, Inc. 5.000%, 08/01/23	2,030,000	1,965,385
Citigroup, Inc. 4.050%, 07/30/22 (a)	4,180,000	4,059,679
5.125%, 05/05/14	15,000	15,404
5.350%, 04/29/49 (b)	560,000	487,200
5.500%, 10/15/14	76,000	79,640
5.500%, 09/13/25	990,000	1,018,169
5.900%, 12/29/49 (a) (b)	320,000	300,800
5.950%, 12/29/49 (a) (b)	590,000	550,175
6.000%, 08/15/17	650,000	742,884
6.010%, 01/15/15	680,000	723,377
6.375%, 08/12/14	133,000	139,426
6.875%, 03/05/38	212,000	262,079
Commonwealth Bank of Australia 1.250%, 09/18/15	470,000	474,701
3.750%, 10/15/14 (144A)	710,000	732,933
5.000%, 10/15/19 (144A)	320,000	359,781
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 11.000%, 06/30/19 (144A) (b)	415,000	539,500
Credit Agricole S.A. 8.375%, 10/29/49 (144A) (b)	890,000	973,438
Goldman Sachs Capital II 4.000%, 12/01/49 (b)	3,490,000	2,547,700
Goldman Sachs Group, Inc. (The) 2.375%, 01/22/18	1,720,000	1,707,804
2.900%, 07/19/18	580,000	584,660
5.250%, 10/15/13	70,000	70,103
5.250%, 07/27/21	1,680,000	1,812,980
6.000%, 05/01/14	210,000	216,524
6.150%, 04/01/18	30,000	34,313
6.250%, 02/01/41	210,000	235,267
6.750%, 10/01/37	400,000	417,454
7.500%, 02/15/19	20,000	24,165
ING Bank NV 5.800%, 09/25/23 (144A)	1,510,000	1,525,094
Intesa Sanpaolo S.p.A. 3.125%, 01/15/16	1,040,000	1,038,492
3.875%, 01/16/18	520,000	511,215
JPMorgan Chase & Co. 1.100%, 10/15/15	1,490,000	1,492,852
3.375%, 05/01/23	1,550,000	1,405,639
4.350%, 08/15/21	160,000	165,739

MSF-205

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
JPMorgan Chase & Co. 4.500%, 01/24/22	160,000	$166,896
5.150%, 10/01/15 (a)	1,980,000	2,130,634
6.125%, 06/27/17	160,000	181,770
M&T Bank Corp. 6.875%, 12/29/49 (144A)	2,540,000	2,573,927
Morgan Stanley 0.716%, 10/18/16 (b)	360,000	354,104
4.750%, 03/22/17	140,000	151,161
5.450%, 01/09/17	530,000	583,643
5.950%, 12/28/17	430,000	486,493
Nordea Bank AB 4.875%, 05/13/21 (144A)	950,000	985,895
Royal Bank of Scotland Group plc 2.550%, 09/18/15	280,000	286,009
5.000%, 10/01/14	730,000	748,189
6.100%, 06/10/23 (a)	780,000	786,883
7.648%, 08/29/49 (b)	120,000	123,000
Royal Bank of Scotland plc 7.250%, 03/10/14 (AUD)	3,350,000	3,176,341
Santander US Debt S.A. Unipersonal 3.724%, 01/20/15 (144A)	100,000	101,416
State Street Corp. 4.956%, 03/15/18	320,000	352,047
UBS AG 2.250%, 01/28/14	250,000	251,569
3.875%, 01/15/15	390,000	405,816
Wachovia Bank N.A. 6.000%, 11/15/17	1,990,000	2,293,674
Wachovia Capital Trust III 5.570%, 03/29/49 (b)	1,321,000	1,195,505
Wachovia Corp. 5.250%, 08/01/14	2,510,000	2,606,246
Wells Fargo & Co. 1.500%, 01/16/18	300,000	295,207
3.450%, 02/13/23	970,000	907,884
4.600%, 04/01/21 (a)	110,000	119,447
Wells Fargo Capital X 5.950%, 12/01/86	600,000	568,500

		59,813,750

Beverages—0.5%
Anheuser-Busch InBev Worldwide, Inc. 2.500%, 07/15/22	280,000	259,033
5.000%, 04/15/20	260,000	293,648
5.375%, 01/15/20	1,110,000	1,275,846
Diageo Finance BV 3.250%, 01/15/15	60,000	62,096
Diageo Investment Corp. 2.875%, 05/11/22	670,000	644,553
Heineken NV 1.400%, 10/01/17 (144A)	260,000	255,617
Molson Coors Brewing Co. 3.500%, 05/01/22 (a)	60,000	59,615
PepsiCo, Inc. 0.700%, 08/13/15	850,000	851,183

Beverages—(Continued)
PepsiCo, Inc. 7.900%, 11/01/18	76,000	96,747
Pernod-Ricard S.A. 2.950%, 01/15/17 (144A)	270,000	280,118
4.450%, 01/15/22 (144A)	940,000	965,037

		5,043,493

Building Materials—1.1%
Building Materials Corp. of America 7.500%, 03/15/20 (144A)	3,400,000	3,663,500
Cemex Finance LLC 9.375%, 10/12/22 (144A) (a)	6,470,000	7,084,650

		10,748,150

Chemicals—0.9%
Alpek S.A. de C.V.
4.500%, 11/20/22 (144A)	890,000	827,700
Braskem Finance, Ltd.
5.375%, 05/02/22 (144A) (a)	1,980,000	1,851,300
Ecolab, Inc.
4.350%, 12/08/21	180,000	189,651
LyondellBasell Industries NV
5.000%, 04/15/19	1,190,000	1,309,888
5.750%, 04/15/24	1,190,000	1,330,927
Potash Corp. of Saskatchewan, Inc.
4.875%, 03/30/20	40,000	43,686
Rain CII Carbon LLC / CII Carbon Corp.
8.250%, 01/15/21 (144A)	2,650,000	2,663,250

		8,216,402

Coal—1.2%
Arch Coal, Inc.
7.000%, 06/15/19 (a)	2,630,000	2,038,250
9.875%, 06/15/19 (144A)	1,110,000	987,900
CONSOL Energy, Inc.
8.250%, 04/01/20	3,720,000	3,989,700
Natural Resource Partners L.P.
9.125%, 10/01/18 (144A)	720,000	727,200
Peabody Energy Corp.
6.500%, 09/15/20	3,990,000	3,930,150

		11,673,200

Commercial Services—1.0%
NES Rentals Holdings, Inc.
7.875%, 05/01/18 (144A)	990,000	1,004,850
Service Corp. International
7.500%, 04/01/27	350,000	371,000
7.625%, 10/01/18	125,000	141,563
United Rentals North America, Inc.
8.375%, 09/15/20 (a)	3,040,000	3,366,800
WEX, Inc.
4.750%, 02/01/23 (144A)	3,440,000	3,130,400
Wyle Services Corp.
10.500%, 04/01/18 (144A)	1,430,000	1,426,425

		9,441,038

MSF-206

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Computers—0.1%
Apple, Inc.
2.400%, 05/03/23	600,000	$543,109

Cosmetics/Personal Care—0.0%
First Quality Finance Co., Inc.
4.625%, 05/15/21 (144A)	490,000	444,675

Diversified Financial Services—2.7%
American Express Co.
6.800%, 09/01/66 (b)	1,650,000	1,749,000
American Express Credit Corp.
5.125%, 08/25/14	60,000	62,460
American Honda Finance Corp.
1.000%, 08/11/15 (144A)	700,000	703,158
Ausdrill Finance Pty, Ltd.
6.875%, 11/01/19 (144A) (a)	3,050,000	2,821,250
Boeing Capital Corp.
4.700%, 10/27/19	350,000	394,988
Compiler Finance Sub, Inc.
7.000%, 05/01/21 (144A)	200,000	197,000
Denali Borrower LLC / Denali Finance Corp.
5.625%, 10/15/20 (144A)	860,000	835,275
Ford Motor Credit Co. LLC
8.125%, 01/15/20	1,240,000	1,542,081
General Electric Capital Corp.
1.625%, 07/02/15	330,000	334,860
4.375%, 09/16/20	70,000	74,473
4.625%, 01/07/21	40,000	42,922
6.375%, 11/15/67 (b)	2,490,000	2,658,075
6.875%, 01/10/39	4,511,000	5,528,447
General Motors Financial Co., Inc.
2.750%, 05/15/16 (144A)	30,000	29,925
4.250%, 05/15/23 (144A)	390,000	356,362
Hyundai Capital America
2.125%, 10/02/17 (144A)	240,000	239,410
ILFC E-Capital Trust II
6.250%, 12/21/65 (144A) (b)	330,000	300,300
International Lease Finance Corp.
6.250%, 05/15/19	1,150,000	1,207,500
6.500%, 09/01/14 (144A)	50,000	51,875
6.750%, 09/01/16 (144A)	250,000	274,375
8.250%, 12/15/20 (a)	3,150,000	3,591,000
8.750%, 03/15/17 (a)	1,550,000	1,778,625
John Deere Capital Corp.
2.250%, 04/17/19	310,000	311,454
Lehman Brothers Holdings Capital Trust VII
5.857%, 11/29/49 (c)	3,870,000	387
Lehman Brothers Holdings E-Capital Trust I
3.589%, 08/19/65 (c)	1,190,000	119
Lehman Brothers Holdings, Inc.
6.750%, 12/28/17 (c)	3,280,000	328
Merrill Lynch & Co., Inc.
6.875%, 04/25/18	280,000	329,981
SLM Corp.
8.000%, 03/25/20	150,000	162,000

Diversified Financial Services—(Continued)
TMX Finance LLC / TitleMax Finance Corp.
8.500%, 09/15/18 (144A)	360,000	376,200
Vesey Street Investment Trust I
4.404%, 09/01/16 (d)	370,000	396,724

		26,350,554

Electric—3.0%
Calpine Corp.
7.875%, 07/31/20 (144A)	2,218,000	2,389,895
7.875%, 01/15/23 (144A)	2,600,000	2,736,500
Centrais Eletricas Brasileiras S.A.
5.750%, 10/27/21 (144A) (a)	1,930,000	1,865,345
Dominion Resources, Inc.
8.875%, 01/15/19	70,000	90,587
DPL, Inc.
7.250%, 10/15/21	5,750,000	5,879,375
Duke Energy Carolinas LLC
5.300%, 02/15/40	980,000	1,072,703
Dynegy Roseton LLC
7.670%, 11/08/16 (c) (e)	500,000	8,750
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc.
10.000%, 12/01/20	1,550,000	1,633,312
12.250%, 03/01/22 (144A) (a)	810,000	911,250
Exelon Corp.
5.625%, 06/15/35	375,000	376,044
FirstEnergy Corp.
4.250%, 03/15/23	1,910,000	1,746,748
7.375%, 11/15/31	4,200,000	4,242,718
Mirant Mid Atlantic Pass-Through Trust
10.060%, 12/30/28	5,056,588	5,461,115
Pacific Gas & Electric Co.
6.050%, 03/01/34	430,000	478,393
8.250%, 10/15/18	210,000	268,150

		29,160,885

Electronics—0.2%
Rexel S.A.
5.250%, 06/15/20 (144A)	2,210,000	2,154,750
Thermo Fisher Scientific, Inc.
3.600%, 08/15/21	200,000	196,798

		2,351,548

Engineering & Construction—0.3%
Empresas ICA S.A.B. de C.V.
8.375%, 07/24/17 (a)	440,000	436,150
8.900%, 02/04/21 (a)	200,000	196,750
OAS Investments GmbH
8.250%, 10/19/19 (144A) (a)	1,930,000	1,949,300

		2,582,200

Entertainment—0.1%
Mohegan Tribal Gaming Authority
11.500%, 11/01/17 (144A)	870,000	983,100

MSF-207

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Environmental Control—0.0%
Waste Management, Inc.
4.600%, 03/01/21	180,000	$192,008
7.375%, 05/15/29	190,000	232,149

		424,157

Food—0.6%
Hawk Acquisition Sub, Inc.
4.250%, 10/15/20 (144A) (a)	1,060,000	1,010,975
Kraft Foods Group, Inc.
3.500%, 06/06/22	690,000	681,467
Marfrig Holding Europe B.V.
8.375%, 05/09/18 (a)	2,200,000	2,002,000
11.250%, 09/20/21 (144A) (a)	1,850,000	1,801,438
Mondelez International, Inc.
5.375%, 02/10/20	534,000	602,977

		6,098,857

Forest Products & Paper—0.9%
Appvion, Inc.
11.250%, 12/15/15	3,000,000	3,382,500
Fibria Overseas Finance, Ltd.
6.750%, 03/03/21 (a)	3,110,000	3,318,370
7.500%, 05/04/20 (a)	634,000	681,550
Resolute Forest Products, Inc.
5.875%, 05/15/23 (144A)	960,000	842,400
Smurfit Kappa Treasury Funding, Ltd.
7.500%, 11/20/25	275,000	298,375

		8,523,195

Healthcare - Products—0.1%
Mallinckrodt International Finance S.A.
4.750%, 04/15/23 (144A)	290,000	275,733
Medtronic, Inc.
3.125%, 03/15/22	60,000	59,025
4.450%, 03/15/20	340,000	372,319

		707,077

Healthcare - Services—1.7%
Fresenius Medical Care U.S. Finance, Inc.
6.500%, 09/15/18 (144A) (a)	3,709,000	4,070,627
HCA Holdings, Inc.
6.250%, 02/15/21 (a)	2,300,000	2,337,375
HCA, Inc.
5.750%, 03/15/14	90,000	91,688
6.375%, 01/15/15	1,500,000	1,582,500
Humana, Inc.
3.150%, 12/01/22 (a)	190,000	176,775
7.200%, 06/15/18	320,000	383,307
Radnet Management, Inc.
10.375%, 04/01/18 (a)	1,630,000	1,723,725
Roche Holdings, Inc.
6.000%, 03/01/19 (144A)	428,000	508,619
Tenet Healthcare Corp.
6.000%, 10/01/20 (144A) (a)	1,000,000	1,022,500

Healthcare - Services—(Continued)
Tenet Healthcare Corp. 8.125%, 04/01/22 (144A) (a)	1,060,000	1,106,375
UnitedHealth Group, Inc.
5.700%, 10/15/40	10,000	11,076
5.800%, 03/15/36	10,000	11,055
6.000%, 02/15/18	900,000	1,048,985
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc.
8.000%, 02/01/18 (a)	840,000	886,200
WellPoint, Inc.
1.250%, 09/10/15	160,000	161,089
3.125%, 05/15/22	400,000	379,819
3.700%, 08/15/21	340,000	341,408
5.875%, 06/15/17	120,000	136,364
7.000%, 02/15/19	510,000	616,883

		16,596,370

Holding Companies - Diversified—0.6%
DH Services Luxembourg S.a.r.l.
7.750%, 12/15/20 (144A)	5,670,000	5,896,800

Home Builders—0.8%
Taylor Morrison Communities, Inc.
7.750%, 04/15/20 (144A) (a)	4,432,000	4,841,960
William Lyon Homes, Inc.
8.500%, 11/15/20	2,430,000	2,563,650

		7,405,610

Household Products/Wares—0.3%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
6.875%, 02/15/21	480,000	512,400
7.125%, 04/15/19	400,000	425,000
9.000%, 04/15/19 (a)	1,710,000	1,795,500

		2,732,900

Insurance—0.2%
American International Group, Inc.
6.250%, 03/15/37	620,000	607,600
ING U.S. Inc.
2.900%, 02/15/18	300,000	301,224
Teachers Insurance & Annuity Association of America
6.850%, 12/16/39 (144A)	700,000	866,286

		1,775,110

Internet—0.6%
Cogent Communications Group, Inc.
8.375%, 02/15/18 (144A)	3,480,000	3,793,200
CyrusOne L.P. / CyrusOne Finance Corp.
6.375%, 11/15/22	1,500,000	1,488,750

		5,281,950

MSF-208

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Iron/Steel—0.7%
ArcelorMittal
5.000%, 02/25/17	380,000	$395,200
Cliffs Natural Resources, Inc.
3.950%, 01/15/18 (a)	1,480,000	1,486,328
4.800%, 10/01/20 (a)	590,000	562,424
4.875%, 04/01/21 (a)	100,000	94,342
Steel Dynamics, Inc.
7.625%, 03/15/20	3,710,000	4,011,437

		6,549,731

Lodging—0.5%
Caesars Entertainment Operating Co., Inc.
8.500%, 02/15/20	320,000	294,400
11.250%, 06/01/17	2,000,000	2,030,000
CityCenter Holdings LLC
7.625%, 01/15/16	380,000	398,050
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
5.625%, 10/15/21 (144A)	1,800,000	1,804,500

		4,526,950

Media—3.2%
CCO Holdings LLC / CCO Holdings Capital Corp.
6.500%, 04/30/21 (a)	2,000,000	2,030,000
7.000%, 01/15/19 (a)	90,000	95,287
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	230,000	324,237
Comcast Cable Communications LLC
8.875%, 05/01/17	420,000	523,341
Comcast Corp.
5.650%, 06/15/35	10,000	10,935
5.875%, 02/15/18	150,000	175,008
6.500%, 01/15/15	460,000	494,362
CSC Holdings LLC
6.750%, 11/15/21	3,950,000	4,226,500
DISH DBS Corp.
6.625%, 10/01/14 (a)	90,000	94,500
6.750%, 06/01/21 (a)	115,000	120,894
7.750%, 05/31/15 (a)	50,000	54,625
7.875%, 09/01/19 (a)	3,985,000	4,542,900
Gannett Co., Inc.
6.375%, 10/15/23 (144A)	940,000	932,950
Nara Cable Funding, Ltd.
8.875%, 12/01/18 (144A)	4,260,000	4,494,300
NBCUniversal Enterprise, Inc.
1.974%, 04/15/19 (144A)	1,950,000	1,893,390
News America, Inc.
6.200%, 12/15/34	10,000	10,827
6.650%, 11/15/37	70,000	79,534
Time Warner Cable, Inc.
4.125%, 02/15/21	10,000	9,444
5.500%, 09/01/41	330,000	270,595
5.875%, 11/15/40	10,000	8,511
6.750%, 06/15/39 (a)	170,000	158,418

Media—(Continued)
Time Warner Cable, Inc.
8.250%, 04/01/19	850,000	983,962
8.750%, 02/14/19	80,000	94,120
Time Warner, Inc.
7.700%, 05/01/32	800,000	1,007,292
UBM plc
5.750%, 11/03/20 (144A)	50,000	51,113
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH
5.500%, 01/15/23 (144A)	3,000,000	2,842,500
Univision Communications, Inc.
6.875%, 05/15/19 (144A)	1,000,000	1,070,000
7.875%, 11/01/20 (144A) (a)	2,700,000	2,953,125
Viacom, Inc.
4.250%, 09/01/23	1,100,000	1,094,025

		30,646,695

Mining—2.8%
AngloGold Ashanti Holdings plc
8.500%, 07/30/20 (a)	1,720,000	1,767,300
Barrick Gold Corp.
3.850%, 04/01/22 (a)	280,000	247,630
4.100%, 05/01/23	1,430,000	1,259,255
6.950%, 04/01/19	380,000	433,606
Barrick North America Finance LLC
4.400%, 05/30/21	510,000	473,861
BHP Billiton Finance USA, Ltd.
3.250%, 11/21/21	590,000	585,514
5.000%, 09/30/43	750,000	763,867
FMG Resources (August 2006) Pty, Ltd.
6.375%, 02/01/16 (144A) (a)	4,280,000	4,376,300
Freeport-McMoRan Copper & Gold, Inc.
3.100%, 03/15/20 (144A)	930,000	874,495
3.550%, 03/01/22	515,000	473,645
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/18 (144A) (f)	1,180,000	973,500
Mirabela Nickel, Ltd.
8.750%, 04/15/18 (144A)	270,000	105,300
Molycorp, Inc.
10.000%, 06/01/20 (a)	2,180,000	2,174,550
Rio Tinto Finance USA, Ltd.
1.875%, 11/02/15	10,000	10,147
2.500%, 05/20/16	70,000	72,066
3.500%, 11/02/20	100,000	99,395
4.125%, 05/20/21 (a)	130,000	132,191
6.500%, 07/15/18	430,000	507,079
9.000%, 05/01/19	620,000	804,561
St Barbara, Ltd.
8.875%, 04/15/18 (144A) (a)	980,000	855,050
Thompson Creek Metals Co., Inc.
9.750%, 12/01/17 (a)	2,780,000	3,016,300
Vedanta Resources plc
6.750%, 06/07/16 (144A) (a)	2,960,000	3,034,000
8.250%, 06/07/21 (a)	1,120,000	1,131,200
8.750%, 01/15/14 (144A) (a)	410,000	416,150

MSF-209

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Mining—(Continued)
Xstrata Finance Canada, Ltd.
2.050%, 10/23/15 (144A)	1,440,000	$1,443,918
2.700%, 10/25/17 (144A)	720,000	716,073

		26,746,953

Miscellaneous Manufacturing—0.3%
Eaton Corp.
2.750%, 11/02/22 (144A)	3,510,000	3,270,941

Oil & Gas—7.7%
Anadarko Finance Co.
7.500%, 05/01/31 (a)	80,000	99,730
Anadarko Petroleum Corp.
6.375%, 09/15/17	1,530,000	1,778,590
Apache Corp.
3.250%, 04/15/22 (a)	1,070,000	1,047,523
BP Capital Markets plc
3.245%, 05/06/22	800,000	772,414
3.561%, 11/01/21	100,000	99,469
Chesapeake Energy Corp.
5.750%, 03/15/23	4,000,000	4,010,000
6.875%, 11/15/20	760,000	820,800
9.500%, 02/15/15 (a)	1,020,000	1,123,275
Concho Resources, Inc.
5.500%, 10/01/22 (a)	220,000	219,450
6.500%, 01/15/22	2,800,000	3,003,000
ConocoPhillips Holding Co.
6.950%, 04/15/29	615,000	776,369
Continental Resources, Inc.
4.500%, 04/15/23	1,510,000	1,481,687
7.125%, 04/01/21	1,090,000	1,218,075
Devon Energy Corp.
3.250%, 05/15/22 (a)	280,000	268,025
Devon Financing Corp. LLC
7.875%, 09/30/31	140,000	180,289
Ecopetrol S.A.
5.875%, 09/18/23	441,000	458,640
EXCO Resources, Inc.
7.500%, 09/15/18 (a)	2,440,000	2,324,100
Halcon Resources Corp.
8.875%, 05/15/21 (a)	4,240,000	4,346,000
Hercules Offshore, Inc.
7.125%, 04/01/17 (144A) (a)	3,000,000	3,191,250
8.750%, 07/15/21 (144A) (a)	770,000	816,200
Hess Corp.
7.875%, 10/01/29	150,000	188,094
8.125%, 02/15/19	90,000	111,996
Kerr-McGee Corp.
6.950%, 07/01/24	360,000	421,464
7.875%, 09/15/31	405,000	511,032
Kodiak Oil & Gas Corp.
8.125%, 12/01/19	3,250,000	3,550,625
Magnum Hunter Resources Corp.
9.750%, 05/15/20 (144A) (a)	3,200,000	3,312,000
MEG Energy Corp.
6.375%, 01/30/23 (144A)	3,600,000	3,528,000
6.500%, 03/15/21 (144A)	290,000	292,175

Oil & Gas—(Continued)
Murphy Oil USA, Inc.
6.000%, 08/15/23 (144A)	660,000	656,700
Occidental Petroleum Corp.
2.700%, 02/15/23 (a)	660,000	609,763
3.125%, 02/15/22	440,000	424,472
Pacific Drilling V, Ltd.
7.250%, 12/01/17 (144A) (a)	1,760,000	1,892,000
Parker Drilling Co.
9.125%, 04/01/18	3,650,000	3,905,500
Petrobras International Finance Co.
5.375%, 01/27/21	6,020,000	6,047,602
5.750%, 01/20/20	513,000	533,040
Plains Exploration & Production Co.
6.500%, 11/15/20	250,000	268,231
8.625%, 10/15/19	205,000	226,522
QEP Resources, Inc.
5.250%, 05/01/23	2,650,000	2,471,125
6.875%, 03/01/21	2,130,000	2,263,125
Quicksilver Resources, Inc.
11.000%, 07/01/21 (144A)	1,270,000	1,203,325
Range Resources Corp.
5.000%, 08/15/22	870,000	841,725
5.750%, 06/01/21 (a)	570,000	598,500
8.000%, 05/15/19	2,830,000	3,038,712
Reliance Holdings USA, Inc.
5.400%, 02/14/22	1,860,000	1,863,932
Samson Investment Co.
10.250%, 02/15/20 (144A) (a)	3,750,000	3,975,000
Sanchez Energy Corp.
7.750%, 06/15/21 (144A)	1,650,000	1,608,750
SandRidge Energy, Inc.
7.500%, 02/15/23	200,000	198,000
Sinopec Group Overseas Development 2012, Ltd.
2.750%, 05/17/17 (144A)	690,000	703,385
Transocean, Inc.
5.050%, 12/15/16	290,000	317,808
6.375%, 12/15/21	430,000	477,974

		74,075,463

Oil & Gas Services—1.0%
Baker Hughes, Inc.
3.200%, 08/15/21 (a)	480,000	483,324
CGG S.A.
6.500%, 06/01/21 (a)	2,840,000	2,896,800
7.750%, 05/15/17	555,000	569,569
Exterran Holdings, Inc.
7.250%, 12/01/18 (a)	2,020,000	2,138,675
Key Energy Services, Inc.
6.750%, 03/01/21 (a)	2,150,000	2,128,500
SESI LLC
7.125%, 12/15/21	1,050,000	1,147,125

		9,363,993

MSF-210

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Packaging & Containers—0.8%
Ardagh Packaging Finance plc / Ardagh MP Holdings USA, Inc.
9.125%, 10/15/20 (144A) (a)	5,200,000	$5,509,300
Ball Corp.
4.000%, 11/15/23 (a)	130,000	116,675
5.000%, 03/15/22	30,000	29,100
5.750%, 05/15/21	930,000	981,150
Pactiv LLC
8.375%, 04/15/27	1,050,000	955,500
Rock Tenn Co.
3.500%, 03/01/20	230,000	227,427
4.000%, 03/01/23	360,000	348,794

		8,167,946

Pharmaceuticals—0.6%
AbbVie, Inc.
1.750%, 11/06/17	970,000	962,036
2.900%, 11/06/22	590,000	551,774
Express Scripts Holding Co.
3.500%, 11/15/16	1,410,000	1,492,269
GlaxoSmithKline Capital plc
2.850%, 05/08/22	590,000	566,092
Lantheus Medical Imaging, Inc.
9.750%, 05/15/17 (a)	1,510,000	1,351,450
Pfizer, Inc.
6.200%, 03/15/19	400,000	481,756
Teva Pharmaceutical Finance Co. B.V.
3.650%, 11/10/21	70,000	69,478
Teva Pharmaceutical Finance IV B.V.
3.650%, 11/10/21	100,000	99,254
Wyeth LLC
5.950%, 04/01/37	290,000	339,314
Zoetis, Inc.
3.250%, 02/01/23 (144A)	240,000	228,484

		6,141,907

Pipelines—2.3%
Access Midstream Partners L.P. / ACMP Finance Corp.
4.875%, 05/15/23	3,400,000	3,196,000
Atlas Pipeline Partners, L.P.
5.875%, 08/01/23 (144A)	3,290,000	3,092,600
El Paso LLC
7.800%, 08/01/31	67,000	68,142
El Paso Natural Gas Co. LLC
8.375%, 06/15/32	190,000	247,395
Enterprise Products Operating LLC
3.350%, 03/15/23	2,440,000	2,309,306
5.700%, 02/15/42	330,000	344,171
5.950%, 02/01/41	160,000	172,437
6.125%, 10/15/39	60,000	66,384
9.750%, 01/31/14	1,010,000	1,039,310
MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp.
4.500%, 07/15/23 (a)	2,070,000	1,950,975

Pipelines—(Continued)
MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp.
5.500%, 02/15/23	1,350,000	1,353,375
6.250%, 06/15/22	970,000	1,020,925
6.500%, 08/15/21 (a)	910,000	973,700
Regency Energy Partners L.P.
6.500%, 07/15/21	950,000	997,500
Rockies Express Pipeline LLC
6.000%, 01/15/19 (144A)	3,260,000	2,868,800
Southern Natural Gas Co. LLC
5.900%, 04/01/17 (144A)	10,000	11,368
8.000%, 03/01/32	25,000	32,273
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
4.250%, 11/15/23 (144A) (a)	1,580,000	1,429,900
Williams Cos., Inc. (The)
7.500%, 01/15/31	45,000	49,764
7.750%, 06/15/31	14,000	15,867
7.875%, 09/01/21	436,000	519,965
8.750%, 03/15/32	255,000	310,745

		22,070,902

Real Estate—0.2%
Country Garden Holdings Co., Ltd.
11.125%, 02/23/18	324,000	361,260
Howard Hughes Corp.
6.875%, 10/01/21 (144A)	1,350,000	1,353,375

		1,714,635

Retail—0.9%
Arcos Dorados Holdings, Inc.
6.625%, 09/27/23 (144A)	1,030,000	1,006,825
CST Brands, Inc.
5.000%, 05/01/23 (144A)	340,000	320,450
CVS Caremark Corp.
2.750%, 12/01/22	530,000	489,710
CVS Pass-Through Trust
6.943%, 01/10/30	753,653	876,646
Dufry Finance SCA
5.500%, 10/15/20 (144A)	4,130,000	4,164,742
El Pollo Loco, Inc.
17.000%, 01/01/18 (144A) (g)	1,868,713	1,962,167
Limited Brands, Inc.
6.950%, 03/01/33 (a)	60,000	58,650

		8,879,190

Semiconductors—0.1%
Magnachip Semiconductor Corp.
6.625%, 07/15/21 (144A) (a)	530,000	523,375

Software—0.4%
Activision Blizzard, Inc.
5.625%, 09/15/21 (144A)	680,000	680,850
6.125%, 09/15/23 (144A)	580,000	582,900

MSF-211

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
First Data Corp.
7.375%, 06/15/19 (144A)	2,210,000	$2,326,025

		3,589,775

Telecommunications—4.7%
AT&T, Inc.
4.350%, 06/15/45	1,480,000	1,221,662
4.450%, 05/15/21	300,000	315,065
5.500%, 02/01/18	1,210,000	1,371,817
5.550%, 08/15/41	130,000	129,044
Cellco Partnership / Verizon Wireless Capital LLC
8.500%, 11/15/18	630,000	807,336
Hughes Satellite Systems Corp.
7.625%, 06/15/21	1,500,000	1,616,250
Inmarsat Finance plc
7.375%, 12/01/17 (144A) (a)	760,000	796,100
Intelsat Jackson Holdings S.A.
5.500%, 08/01/23 (144A)	3,160,000	2,954,600
7.250%, 10/15/20	830,000	886,025
7.500%, 04/01/21	2,673,000	2,886,840
Rogers Communications, Inc.
6.800%, 08/15/18	280,000	334,417
SoftBank Corp.
4.500%, 04/15/20 (144A)	1,360,000	1,306,960
Sprint Capital Corp.
6.875%, 11/15/28	5,290,000	4,721,325
8.750%, 03/15/32 (a)	2,520,000	2,560,950
Sprint Communications Corp.
6.000%, 11/15/22 (a)	3,160,000	2,907,200
Telecom Italia Capital S.A.
7.175%, 06/18/19 (a)	40,000	43,979
Telefonica Emisiones S.A.U.
5.134%, 04/27/20	140,000	143,337
5.462%, 02/16/21	140,000	143,355
5.877%, 07/15/19	140,000	151,638
6.221%, 07/03/17	40,000	44,177
tw telecom holdings, Inc.
6.375%, 09/01/23 (144A) (a)	1,240,000	1,233,800
UPC Holding B.V.
9.875%, 04/15/18 (144A)	395,000	428,575
UPCB Finance III, Ltd.
6.625%, 07/01/20 (144A)	700,000	742,000
Verizon Communications, Inc.
2.450%, 11/01/22	390,000	345,806
4.500%, 09/15/20	760,000	808,234
5.150%, 09/15/23	4,680,000	5,015,958
6.350%, 04/01/19	980,000	1,150,060
6.400%, 09/15/33	4,010,000	4,453,157
6.550%, 09/15/43	230,000	259,655
Wind Acquisition Holdings Finance S.A.
12.250%, 07/15/17 (144A) (a) (g)	3,378,754	3,336,520
Windstream Corp.
7.500%, 04/01/23 (a)	2,000,000	1,975,000

		45,090,842

Transportation—1.0%
CMA CGM S.A.
8.500%, 04/15/17 (144A) (a)	1,500,000	1,410,000
Florida East Coast Railway Corp.
8.125%, 02/01/17	2,000,000	2,097,500
Gulfmark Offshore, Inc.
6.375%, 03/15/22	2,080,000	2,080,000
Kansas City Southern de Mexico S.A. de C.V.
6.125%, 06/15/21	595,000	672,350
Navios Maritime Acquisition Corp.
8.625%, 11/01/17	1,946,000	2,018,975
Overseas Shipholding Group, Inc.
7.500%, 02/15/24 (c)	340,000	289,000
Watco Cos. LLC/ Watco Finance Corp.
6.375%, 04/01/23 (144A)	1,280,000	1,267,200

		9,835,025

Total Corporate Bonds & Notes (Cost $507,863,862)		500,186,084

U.S. Treasury & Government Agencies—15.4%

Agency Sponsored Mortgage-Backed—12.1%
Fannie Mae 15 Yr. Pool
3.500%, TBA (h)	8,400,000	8,863,312
5.500%, 12/01/16	11,915	12,541
6.500%, 03/01/16	769	800
6.500%, 09/01/16	9,673	10,085
6.500%, 12/01/16	11,596	12,207
6.500%, 01/01/17	8,205	8,697
Fannie Mae 20 Yr. Pool
4.500%, 04/01/31	339,805	366,969
4.500%, 05/01/31	964,687	1,048,399
4.500%, 06/01/31	342,352	372,022
8.500%, 08/01/19	22,286	24,621
Fannie Mae 30 Yr. Pool
2.500%, 10/01/42	1,143,004	1,063,099
2.500%, TBA (h)	2,700,000	2,508,469
3.000%, TBA (h)	2,500,000	2,442,187
3.500%, TBA (h)	1,500,000	1,526,953
4.000%, TBA (h)	11,900,000	12,481,984
4.500%, 10/01/41	1,514,694	1,620,404
4.500%, TBA (h)	4,600,000	4,912,656
5.000%, 01/01/39	32,651	35,672
5.000%, 08/01/39	89,729	98,127
5.000%, 11/01/39	19,008	20,776
5.000%, 12/01/39	51,985	56,743
5.000%, 05/01/40	120,407	131,700
5.000%, 07/01/40	88,628	96,928
5.000%, 11/01/40	2,536,280	2,774,092
5.000%, 01/01/41	78,092	85,330
5.000%, 02/01/41	128,135	138,841
5.000%, 04/01/41	271,023	296,250
5.000%, 05/01/41	5,542,062	6,057,938
5.000%, 06/01/41	503,068	550,090
6.000%, 04/01/32	88,376	96,528
6.500%, 08/01/31	1,453	1,607

MSF-212

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.500%, 10/01/31	2,201	$2,433
6.500%, 03/01/32	27,490	30,399
6.500%, 06/01/37	76,465	84,511
7.000%, 05/01/26	1,971	2,208
7.000%, 07/01/30	310	323
7.000%, 12/01/30	399	408
7.000%, 01/01/31	502	568
7.000%, 07/01/31	2,841	3,246
7.000%, 09/01/31	7,585	8,622
7.000%, 10/01/31	4,543	5,202
7.000%, 11/01/31	57,916	66,165
7.000%, 01/01/32	13,897	15,147
7.000%, 02/01/32	7,862	8,901
7.500%, 12/01/29	550	568
7.500%, 02/01/30	388	396
7.500%, 06/01/30	872	880
7.500%, 08/01/30	100	103
7.500%, 09/01/30	1,548	1,830
7.500%, 11/01/30	11,621	12,578
7.500%, 02/01/31	6,471	6,885
7.500%, 07/01/31	31,081	34,111
8.000%, 08/01/27	1,649	1,898
8.000%, 07/01/30	1,442	1,736
8.000%, 09/01/30	855	965
8.000%, 01/01/31	43,696	49,376
Fannie Mae Pool
3.500%, 08/01/42	1,445,483	1,455,479
3.500%, 12/01/42	777,843	785,634
3.500%, 05/01/43	197,691	199,675
4.000%, 10/01/42	388,382	404,726
5.000%, 05/01/40	103,187	112,736
Fannie Mae REMICS (CMO)
Zero Coupon, 03/25/42 (i)	349,470	332,326
0.529%, 05/25/34 (b)	319,545	318,687
6.351%, 12/25/40 (b) (j)	2,473,695	278,476
6.351%, 01/25/41 (b) (j)	3,243,156	454,026
6.371%, 10/25/41 (b) (j)	4,427,767	641,793
6.421%, 04/25/42 (b) (j)	2,554,215	430,231
6.501%, 07/25/41 (b) (j)	1,061,779	137,885
9.750%, 11/25/18	612,246	699,114
9.750%, 08/25/19	209,370	238,848
10.400%, 04/25/19	67	68
Freddie Mac 15 Yr. Gold Pool
7.000%, 02/01/15	2,374	2,382
7.000%, 05/01/16	11,080	11,608
Freddie Mac 30 Yr. Gold Pool
3.500%, TBA (h)	7,900,000	8,018,500
5.000%, 12/01/34	27,200	29,481
5.000%, 11/01/41	1,883,497	2,041,731
6.000%, 12/01/36	2,993	3,263
6.000%, 02/01/37	118,698	129,209
6.500%, 09/01/31	79,105	88,079
7.000%, 03/01/39	473,052	514,750
Freddie Mac ARM Non-Gold Pool
1.945%, 02/01/37 (b)	27,656	29,012
1.955%, 04/01/37 (b)	64,272	68,175

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac ARM Non-Gold Pool
1.970%, 03/01/37 (b)	125,113	132,572
2.546%, 01/01/38 (b)	47,028	49,957
2.557%, 05/01/37 (b)	75,823	79,979
2.620%, 05/01/37 (b)	86,997	91,605
2.834%, 02/01/36 (b)	84,588	90,315
Freddie Mac Gold Pool
3.500%, 04/01/43	296,606	299,623
4.000%, 10/01/42	2,320,822	2,422,378
Freddie Mac Multifamily Structured Pass-Through Certificates
1.207%, 01/25/20 (b) (j)	211,347	11,053
1.391%, 04/25/20 (b) (j)	508,774	30,147
1.597%, 12/25/21 (b) (j)	2,305,136	207,183
1.645%, 06/25/22 (b) (j)	5,327,203	532,049
1.663%, 08/25/20 (b) (j)	299,023	22,627
1.712%, 02/25/18 (b) (j)	15,329,449	892,113
1.734%, 10/25/21 (b) (j)	6,403,539	632,381
1.824%, 06/25/20 (b) (j)	753,627	62,904
1.836%, 07/25/21 (b) (j)	4,363,874	442,938
2.250%, 05/25/18 (b) (j)	6,606,077	545,147
Freddie Mac REMICS (CMO)
0.532%, 04/15/33 (b)	97,580	97,604
11.565%, 06/15/21 (j)	14	288
Ginnie Mae I 30 Yr. Pool
3.000%, TBA (h)	7,900,000	7,787,671
3.500%, TBA (h)	2,100,000	2,158,734
5.000%, 01/15/40	362,190	401,803
6.000%, 07/15/38	45,531	50,263
6.500%, 09/15/28	2,435	2,731
6.500%, 10/15/28	1,630	1,827
6.500%, 01/15/29	20,121	22,559
6.500%, 02/15/29	40,155	45,044
6.500%, 06/15/29	8,820	9,894
6.500%, 10/15/30	2,252	2,524
6.500%, 02/15/31	3,250	3,643
7.000%, 06/15/28	24,941	28,053
7.000%, 07/15/29	1,440	1,627
Ginnie Mae II 30 Yr. Pool
3.500%, TBA (h)	9,500,000	9,799,845
4.500%, 01/20/40	54,178	59,073
4.500%, 05/20/40	56,234	60,877
4.500%, 07/20/40	3,205,873	3,470,567
4.500%, 03/20/41	55,401	59,883
5.000%, 07/20/40	1,783,181	1,955,236
5.000%, 08/20/40	901,327	997,484
5.000%, 09/20/40	98,541	108,003
5.000%, 11/20/40	48,824	53,461
6.000%, 12/20/36	26,077	28,759
6.000%, 09/20/39	622,515	684,680
6.000%, 09/20/40	36,055	39,858
6.000%, 11/20/40	582,374	646,183
6.000%, 09/20/41	117,234	129,321
Ginnie Mae II ARM Pool
1.600%, 01/20/60 (b)	1,000,505	1,019,256
1.970%, 05/20/60 (b)	917,606	944,810

MSF-213

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association (CMO)
0.516%, 10/20/60 (b)	4,365,210	$4,293,206
0.636%, 02/20/61 (b)	316,113	312,578
0.686%, 01/20/61 (b)	685,340	679,487
0.686%, 03/20/61 (b)	267,312	264,941
1.184%, 05/20/60 (b)	1,906,319	1,925,045
1.330%, 11/20/59 (b)	6,097,566	6,192,688
6.320%, 03/20/39 (b) (j)	520,258	77,756
6.470%, 01/20/40 (b) (j)	2,024,866	349,593

		116,793,206

Federal Agencies—1.7%
Farmer Mac Guaranteed Notes Trust
5.125%, 04/19/17 (144A)	4,100,000	4,672,524
Federal Home Loan Bank
3.625%, 10/18/13	640,000	641,065
5.500%, 07/15/36	1,990,000	2,351,366
Federal National Mortgage Association
Zero Coupon, 10/09/19	1,670,000	1,416,315
6.250%, 05/15/29	1,890,000	2,418,970
Tennessee Valley Authority
3.875%, 02/15/21	150,000	161,134
4.625%, 09/15/60	1,260,000	1,194,548
5.250%, 09/15/39	750,000	817,514
5.980%, 04/01/36	2,490,000	3,012,350

		16,685,786

U.S. Treasury—1.6%
U.S. Treasury Bonds
2.750%, 08/15/42	12,890,000	10,684,598
2.750%, 11/15/42	2,600	2,152
2.875%, 05/15/43	175,000	148,531
3.625%, 08/15/43	320,000	316,300
U.S. Treasury Notes
0.250%, 06/30/14 (a)	10,000	10,011
0.375%, 11/15/15	270,000	270,021
0.625%, 04/30/18 (a)	570,000	554,058
0.750%, 03/31/18	170,000	166,388
1.375%, 07/31/18	1,580,000	1,582,839
1.500%, 08/31/18 (a)	300,000	301,992
2.000%, 09/30/20	610,000	609,428
2.500%, 08/15/23 (a)	490,000	485,024

		15,131,342

Total U.S. Treasury & Government Agencies (Cost $148,623,908)		148,610,334

Foreign Government—13.8%

Regional Government—0.2%
Japan Finance Organization for Municipalities
4.000%, 01/13/21	1,900,000	2,045,949

Sovereign—13.6%
Argentina Boden Bonds
7.000%, 10/03/15	6,920,000	6,126,891
Brazil Notas do Tesouro Nacional
10.000%, 01/01/17 (BRL)	18,099,000	7,885,679
10.000%, 01/01/21 (BRL)	53,647,000	22,403,598
Japan Bank for International Cooperation
2.875%, 02/02/15	1,580,000	1,630,606
Mexican Bonos
6.500%, 06/09/22 (MXN)	540,143,700	42,725,513
8.000%, 06/11/20 (MXN)	90,954,000	7,908,388
Russian Federal Bond
7.000%, 01/25/23 (RUB)	286,110,000	8,719,770
7.600%, 07/20/22 (RUB)	489,000,000	15,506,921
Turkey Government International Bond
6.250%, 09/26/22	4,810,000	5,171,952
Venezuela Government International Bond
7.750%, 10/13/19	15,230,000	12,663,745

		130,743,063

Total Foreign Government (Cost $142,776,779)		132,789,012

Mortgage-Backed Securities—8.3%

Collateralized Mortgage Obligations—7.1%
American Home Mortgage Investment Trust
0.399%, 06/25/45 (b)	1,013,602	891,725
0.469%, 11/25/45 (b)	878,064	727,217
Banc of America Funding Trust
0.350%, 05/20/36 (b)	618,489	576,263
Banc of America Mortgage Securities, Inc.
2.444%, 09/25/35 (b)	263,413	244,358
5.293%, 12/25/34 (b)	17,317	16,932
Bear Stearns ARM Trust
2.674%, 10/25/35 (b)	2,491,416	2,414,930
Bear Stearns Asset Backed Securities Trust
0.409%, 04/25/36 (b)	1,292,232	867,989
Citigroup Mortgage Loan Trust, Inc.
3.026%, 12/25/35 (b)	3,049,075	2,233,966
Countrywide Alternative Loan Trust
0.410%, 07/20/35 (b)	173,796	146,207
0.449%, 01/25/36 (b)	411,454	330,693
5.500%, 10/25/33	18,051	19,097
Countrywide Home Loan Mortgage Pass-Through Trust
0.539%, 03/25/35 (144A) (b)	288,361	251,194
2.465%, 11/25/34 (b)	178,625	133,882
Deutsche Alt-A Securities, Inc.
1.784%, 08/25/35 (b)	80,547	60,301
DSLA Mortgage Loan Trust
0.391%, 03/19/45 (b)	291,434	244,639
1.078%, 03/19/46	171,287	114,463
GreenPoint MTA Trust
0.399%, 06/25/45 (b)	2,424,060	2,097,251

MSF-214

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
GSMPS Mortgage Loan Trust
0.579%, 04/25/36 (144A) (b)	1,326,471	$1,109,476
GSR Mortgage Loan Trust
2.817%, 10/25/35 (b)	614,079	526,466
HarborView Mortgage Loan Trust
0.431%, 01/19/36 (b)	1,449,759	899,568
0.531%, 01/19/35 (b)	330,935	225,746
0.581%, 11/19/34 (b)	366,124	293,112
1.179%, 11/25/47 (b)	2,699,910	2,320,996
Impac Secured Assets CMN Owner Trust
0.499%, 03/25/36 (b)	1,462,182	984,483
Impac Secured Assets Trust
0.529%, 08/25/36 (b)	220,705	212,234
IndyMac INDA Mortgage Loan Trust
3.065%, 11/25/37 (b)	1,624,607	1,454,614
IndyMac INDX Mortgage Loan Trust
0.899%, 01/25/35 (b)	754,352	553,134
2.545%, 03/25/35 (b)	944,285	893,776
4.548%, 08/25/37 (b)	2,832,325	2,333,726
JP Morgan Mortgage Trust
6.500%, 01/25/36	178,717	159,158
Lehman Mortgage Trust
6.451%, 02/25/37 (b) (j)	11,476,790	2,959,095
Lehman XS Trust
0.339%, 03/25/47 (b)	4,493,136	2,970,947
Luminent Mortgage Trust
0.369%, 05/25/46 (b)	1,801,615	1,209,743
MASTR Adjustable Rate Mortgages Trust
2.491%, 11/25/35 (144A) (b)	102,559	66,986
MASTR Seasoned Securities Trust
3.557%, 10/25/32 (b)	312,315	310,544
Merit Securities Corp.
1.679%, 09/28/32 (144A) (b)	20,064	19,988
Merrill Lynch Mortgage Investors Trust
5.054%, 05/25/34 (b)	248,868	246,027
Morgan Stanley Mortgage Loan Trust
0.499%, 01/25/35 (b)	2,113,273	1,964,325
2.825%, 03/25/36 (b)	250,960	185,876
Nomura Resecuritization Trust
2.482%, 08/26/34 (144A) (b)	3,321,513	2,295,830
NovaStar Mortgage-Backed Notes
0.369%, 09/25/46 (b)	1,597,571	1,258,095
Opteum Mortgage Acceptance Corp.
0.749%, 02/25/35 (b)	5,000,000	4,603,670
Prime Mortgage Trust
5.500%, 05/25/35 (144A)	962,137	959,875
6.000%, 05/25/35 (144A)	3,839,437	3,849,068
RALI Trust
0.359%, 12/25/36 (b)	3,527,095	2,431,742
0.369%, 05/25/47 (b)	2,461,096	1,845,204
0.379%, 05/25/47 (b)	3,063,053	2,267,645
0.389%, 04/25/46 (b)	2,299,705	1,050,319
0.439%, 04/25/46 (b)	1,193,234	551,466
0.509%, 04/25/46 (b)	1,670,117	784,578
RBSGC Mortgage Loan Trust
0.629%, 01/25/37 (b)	1,667,445	1,135,239

Collateralized Mortgage Obligations—(Continued)
Reperforming Loan REMIC Trust
0.599%, 11/25/34 (144A) (b)	154,321	133,588
Sequoia Mortgage Trust
1.113%, 06/20/33 (b)	293,786	286,655
Structured Adjustable Rate Mortgage Loan Trust
0.499%, 10/25/35 (b)	140,885	118,473
2.435%, 01/25/35 (b)	1,178,766	1,133,690
2.731%, 09/25/35 (b)	1,428,612	1,221,369
Structured Asset Mortgage Investments II Trust
0.389%, 05/25/46 (b)	340,346	258,638
2.541%, 08/25/35 (b)	165,584	159,257
WaMu Mortgage Pass-Through Certificates
0.449%, 12/25/45 (b)	1,263,359	1,155,587
0.459%, 11/25/45 (b)	2,052,339	1,795,542
0.469%, 07/25/45 (b)	36,589	33,704
0.469%, 10/25/45 (b)	1,167,636	1,066,511
0.963%, 07/25/47 (b)	355,440	82,030
2.320%, 09/25/36 (b)	1,815,555	1,501,261
2.382%, 09/25/36 (b)	906,594	771,887
2.436%, 10/25/34 (b)	1,625,092	1,596,399
Wells Fargo Mortgage Backed Securities Trust
2.630%, 10/25/35 (b)	182,406	183,834
2.680%, 04/25/36 (b)	246,397	225,825
2.701%, 06/25/35 (b)	157,062	159,340

		68,187,448

Commercial Mortgage-Backed Securities—1.2%
Americold 2010 LLC Trust
4.954%, 01/14/29 (144A)	500,000	532,416
Banc of America Commercial Mortgage Trust
5.421%, 09/10/45 (b)	359,000	384,550
5.448%, 09/10/47	150,000	158,500
Bear Stearns Commercial Mortgage Securities Trust
5.898%, 06/11/40 (b)	205,000	230,592
5.915%, 06/11/50 (b)	160,000	180,530
CD 2006-CD2 Mortgage Trust
5.531%, 01/15/46 (b)	100,000	105,838
CD 2007-CD5 Mortgage Trust
6.323%, 11/15/44 (b)	420,000	475,342
COBALT CMBS Commercial Mortgage Trust
5.526%, 04/15/47 (b)	295,000	325,908
Credit Suisse Commercial Mortgage Trust
5.311%, 12/15/39	400,000	436,594
5.615%, 01/15/49 (b)	140,000	148,678
DBUBS Mortgage Trust
1.582%, 08/10/44 (144A) (b) (j)	3,634,526	134,383
Extended Stay America Trust
2.958%, 12/05/31 (144A)	300,000	293,173
Greenwich Capital Commercial Funding Corp.
6.056%, 07/10/38 (b)	560,000	612,177
GS Mortgage Securities Trust
1.899%, 08/10/44 (144A) (b) (j)	1,383,066	103,744
GS Mortgage Securities Trust
4.176%, 07/10/46 (b)	270,000	279,558
4.243%, 08/10/46	140,000	145,367

MSF-215

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
JP Morgan Chase Commercial Mortgage Securities Trust
5.440%, 05/15/45	487,000	$534,132
5.593%, 05/12/45	130,000	141,501
6.078%, 02/12/51 (b)	30,000	33,764
LB-UBS Commercial Mortgage Trust
6.425%, 09/15/45 (b)	280,000	316,370
ML-CFC Commercial Mortgage Trust
5.204%, 12/12/49 (b)	410,000	446,488
5.485%, 03/12/51 (b)	2,140,000	2,364,193
6.093%, 08/12/49 (b)	235,000	265,062
Morgan Stanley Bank of America Merrill Lynch Trust
2.050%, 08/15/45 (144A) (b) (j)	3,105,137	306,670
2.918%, 02/15/46	410,000	387,754
3.456%, 05/15/46	510,000	485,783
UBS-Barclays Commercial Mortgage Trust
3.317%, 12/10/45 (144A)	370,000	348,032
Wachovia Bank Commercial Mortgage Trust
5.383%, 12/15/43	360,000	383,253
5.500%, 04/15/47	70,000	77,865
Wells Fargo Commercial Mortgage Trust
4.218%, 07/15/46 (b)	200,000	207,015
WFRBS Commercial Mortgage Trust
1.310%, 02/15/44 (144A) (b) (j)	4,469,981	183,864

		11,029,096

Total Mortgage-Backed Securities (Cost $79,971,828)		79,216,544

Asset-Backed Securities—4.2%

Asset-Backed - Automobile—0.4%
Avis Budget Rental Car Funding AESOP LLC
1.920%, 09/20/19 (144A)	570,000	558,482
2.100%, 03/20/19 (144A)	1,100,000	1,097,025
2.802%, 05/20/18 (144A)	675,000	697,833
3.150%, 03/20/17 (144A)	230,000	239,447
Hertz Vehicle Financing LLC
1.830%, 08/25/19 (144A)	790,000	772,322
5.290%, 03/25/16 (144A)	580,000	611,295

		3,976,404

Asset-Backed - Home Equity—0.9%
ABFC 2005-HE1 Trust
0.839%, 03/25/35 (b)	2,482,334	1,788,261
Accredited Mortgage Loan Trust
0.420%, 09/25/35 (b)	48,196	47,386
ACE Securities Corp.
0.519%, 01/25/36 (b)	626,335	63,573
Asset Backed Securities Corp.
3.032%, 04/15/33 (b)	33,778	31,131
Bear Stearns Asset Backed Securities Trust
0.919%, 01/25/34 (b)	32,261	30,572

Asset-Backed - Home Equity—(Continued)
EMC Mortgage Loan Trust
0.629%, 05/25/43 (144A) (b)	1,128,185	$972,349
0.879%, 01/25/41 (144A) (b)	262,053	247,967
Home Equity Mortgage Loan Asset-Backed Trust
0.439%, 06/25/36 (b)	2,319,248	513,688
Morgan Stanley Mortgage Loan Trust
0.479%, 03/25/36 (b)	1,027,752	429,175
SASCO Mortgage Loan Trust
0.459%, 04/25/35 (b)	41,577	40,229
Soundview Home Loan Trust
0.339%, 10/25/36 (b)	5,272,497	4,041,005
Structured Asset Securities Corp. Mortgage Loan Trust
0.399%, 02/25/36 (144A) (b)	2,751,508	194,193

		8,399,529

Asset-Backed - Other—2.0%
ACE Securities Corp.
0.439%, 02/25/31 (b)	324,852	$295,478
Amortizing Residential Collateral Trust
1.179%, 10/25/34 (b)	1,025,942	1,006,453
1.979%, 08/25/32 (b)	92,308	18,233
Bear Stearns Asset Backed Securities Trust
6.000%, 10/25/36	2,690,488	2,108,670
Countrywide Asset-Backed Certificates
2.054%, 06/25/34 (b)	236,508	155,543
Countrywide Home Equity Loan Trust
0.322%, 07/15/36 (b)	797,935	631,095
0.482%, 12/15/33 (144A) (b)	390,561	295,019
First Horizon Asset Backed Trust
0.339%, 10/25/34 (b)	140,700	115,870
Greenpoint Manufactured Housing
2.949%, 03/18/29 (b)	550,000	472,675
3.584%, 06/19/29 (b)	375,000	313,392
3.684%, 02/20/30 (b)	350,000	291,531
GSAMP Trust
0.269%, 05/25/36 (b)	746,488	149,111
0.379%, 01/25/36 (b)	109,602	13,070
1.154%, 06/25/34 (b)	670,000	602,621
GSRPM Mortgage Loan Trust
0.479%, 03/25/35 (144A) (b)	1,097,837	1,055,205
HSI Asset Securitization Corp. Trust
0.599%, 11/25/35 (b)	4,000,000	2,836,012
Indymac Residential Asset Backed Trust
0.349%, 04/25/36 (b)	287,141	166,873
Lehman XS Trust
0.389%, 09/25/46 (b)	441,058	294,530
Long Beach Mortgage Loan Trust
0.699%, 01/21/31 (b)	24,729	21,790
Manufactured Housing Contract Trust Pass-Through Certificates
3.685%, 02/20/32 (b)	400,000	356,304
3.685%, 03/13/32 (b)	625,000	545,442
Mid-State Trust
7.340%, 07/01/35	329,415	357,909

MSF-216

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*/ Shares	Value

Asset-Backed - Other—(Continued)
Origen Manufactured Housing Contract Trust
2.307%, 04/15/37 (b)	2,544,873	$2,106,070
2.493%, 10/15/37 (b)	2,773,276	2,253,686
RAAC Series Trust
0.429%, 02/25/37 (144A) (b)	929,330	890,849
SACO I, Trust
0.439%, 06/25/36 (b)	624,153	550,524
0.519%, 03/25/36 (b)	181,899	161,813
Sail Net Interest Margin Notes
5.500%, 03/27/34 (144A) (c)	35,690	0
7.750%, 04/27/33 (144A) (c)	10,486	3
Structured Asset Securities Corp.
0.509%, 02/25/35 (b)	1,225,350	1,176,534

		19,242,305

Asset-Backed - Student Loan—0.9%
KeyCorp Student Loan Trust
0.526%, 10/25/32 (b)	1,103,051	1,088,008
Nelnet Student Loan Trust
0.818%, 03/22/32 (b)	6,650,000	5,995,301
Northstar Education Finance, Inc.
1.393%, 10/30/45 (b)	100,000	65,352
Pennsylvania Higher Education Assistance Agency
1.682%, 07/25/42 (b)	1,500,000	1,468,926

		8,617,587

Total Asset-Backed Securities (Cost $43,267,133)		40,235,825

Preferred Stocks—0.8%

Commercial Banks—0.7%
GMAC Capital Trust I, 8.125%	244,339	6,536,068

Diversified Financial Services—0.1%
Citigroup Capital XIII, 7.875%	35,900	986,173

Total Preferred Stocks (Cost $7,190,437)		7,522,241

Common Stocks—0.3%

Marine—0.2%
Deep Ocean Group Holding A/S (e) (k) (l)	44,744	1,373,130

Real Estate Management & Development—0.1%
Realogy Holdings Corp. (a) (l)	24,597	1,058,163

Total Common Stocks (Cost $1,652,339)		2,431,293

Municipals—0.3%
Security Description	Shares/ Principal Amount*/ Notional	Value
Virginia Housing Development Authority
6.000%, 06/25/34	1,392,533	$1,353,987
Student Loan Funding LLC
0.105%, 09/01/47 (b)	1,550,000	1,550,000

Total Municipals (Cost $2,812,847)		2,903,987

Floating Rate Loans(b)—0.1%

Retail — 0.0%
El Pollo Loco, Inc. First Lien Term Loan
9.250%, 07/14/17	323,400	330,272

Software—0.1%
First Data Corp. Extended Term Loan
4.180%, 03/24/18	1,047,353	1,039,499

Total Floating Rate Loans (Cost $1,359,254)		1,369,771

Purchased Options—0.1%

Call Options—0.1%
OTC - 10 Year Interest Rate Swap, Exercise Rate 2.650%, Expires 01/08/14 (Counterparty - Bank of America Securities LLC)	158,000,000	1,200,580

Put Options—0.0%
EUR Currency, Strike Price $1.31, Expires 10/18/13 (Counterparty - Bank of America Securities LLC)	838,750	31,163
EUR Currency, Strike Price $1.29, Expires 10/18/13 (Counterparty - Bank of America Securities LLC)	1,677,500	15,279
EUR Currency, Strike Price $1.31, Expires 10/03/13 (Counterparty - Bank of America Securities LLC)	292,261	110

		46,552

Total Purchased Options (Cost $3,088,948)		1,247,132

Warrant—0.0%

Sovereign—0.0%
Venezuela Government Oil-Linked Payment Obligation, Expires 04/15/20 (l) (Cost $24,160)	4,550	113,750

MSF-217

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Short-Term Investments—17.6%

Security Description	Shares/ Principal Amount*	Value

Mutual Fund—9.0%
State Street Navigator Securities Lending MET Portfolio (m)	86,731,354	$86,731,354

Repurchase Agreements—8.6%
Barclays Capital, Inc. Repurchase Agreement dated 09/30/13 at 0.020% to be repurchased at $49,323,027 on 10/01/13 collateralized by $50,436,000 U.S. Treasury Note at 2.000% due 09/30/20 with a value of $50,554,910.	49,323,000	49,323,000
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/13 at 0.000% to be repurchased at $898,000 on 10/01/13, collateralized by $910,000 Federal Home Loan Mortgage Corp. at 2.060% due 10/17/22 with a value of $918,306.	898,000	898,000
RBS Securities, Inc. Repurchase Agreement dated 09/30/13 at 0.030% to be repurchased at $32,777,027 on 10/01/13 collateralized by $33,956,000 U.S. Treasury Note at 0.750% due 12/31/17 with a value of $33,432,541.	32,777,000	32,777,000

		82,998,000

Total Short-Term Investments (Cost $169,729,354)		169,729,354

Total Investments—112.8% (Cost $1,108,360,849) (n)		1,086,355,327
Other assets and liabilities (net)—(12.8)%		(123,071,690)

Net Assets—100.0%		$963,283,637

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2013, the market value of securities loaned was $88,500,797 and the collateral received consisted of cash in the amount of $86,731,354 and non-cash collateral with a value of $5,570,833. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2013. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Security is in default and/or issuer is in bankruptcy.
(d)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(e)	Illiquid security. As of September 30, 2013, these securities represent 0.2% of net assets.
(f)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2013, the market value of restricted securities was $973,503, which is 0.1% of net assets. See details shown in the Restricted Securities table that follows.
(g)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(h)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(i)	Principal only security.
(j)	Interest only security.
(k)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2013, these securities represent 0.1% of net assets.
(l)	Non-income producing security.
(m)	Represents investment of cash collateral received from securities lending transactions.
(n)	As of September 30, 2013, the aggregate cost of investments was $1,108,360,849. The aggregate unrealized appreciation and depreciation of investments were $25,745,696 and $(47,751,218), respectively, resulting in net unrealized depreciation of $(22,005,522).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2013, the market value of 144A securities was $198,072,849, which is 20.6% of net assets.
(ARM)—	Adjustable-Rate Mortgage
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CMO)—	Collateralized Mortgage Obligation
(LIBOR)—	London InterBank Offered Rate
(MXN)—	Mexican Peso
(REMIC)—	Real Estate Mortgage Investment Conduit
(RUB)—	Russian Ruble

MSF-218

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Midwest Vanadium Pty, Ltd.	05/05/11 - 05/24/11	$1,180,000	$1,216,875	$973,500
Sail Net Interest Margin Notes	12/17/04	10,486	779	3
Sail Net Interest Margin Notes	05/01/06 - 04/29/11	35,690	35,908	0

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CLP	7,480,000,000	Bank of America N.A.	10/25/13	USD	14,552,529	$221,400
COP	26,757,500,000	Bank of America N.A.	10/25/13	USD	14,071,786	(61,957)
DKK	54,360,000	Bank of America N.A.	10/25/13	USD	9,595,170	267,113
EUR	1,100,759	UBS AG	11/15/13	USD	1,462,828	26,502
HUF	25,711,830	Bank of America N.A.	10/25/13	USD	114,082	2,681
INR	306,500,000	Bank of America N.A.	10/25/13	USD	4,536,037	328,528
INR	317,300,000	Bank of America N.A.	10/25/13	USD	4,574,683	461,292
SEK	35,670,000	Citibank N.A.	11/15/13	USD	5,418,255	126,367
SGD	10,799,000	Citibank N.A.	11/15/13	USD	8,519,384	89,030

Contracts to Deliver
AUD	16,183,323	Bank of America N.A.	10/25/13	USD	14,552,529	(522,097)
AUD	4,477,000	Goldman Sachs & Co.	10/25/13	USD	4,116,825	(53,462)
AUD	11,787,269	Citibank N.A.	11/15/13	USD	10,527,799	(436,948)
CAD	5,400,000	Goldman Sachs & Co.	10/25/13	USD	5,213,110	(26,282)
DKK	54,360,000	Bank of America N.A.	10/25/13	USD	9,625,719	(236,564)
INR	623,800,000	Bank of America N.A.	10/25/13	USD	9,980,002	79,462
JPY	3,964,000,000	Bank of America N.A.	10/25/13	USD	39,851,572	(481,190)
MXN	188,070,000	Barclays Bank plc	10/25/13	USD	14,913,762	573,475
PEN	38,781,000	Bank of America N.A.	10/25/13	USD	13,818,279	(68,101)

Cross Currency Contracts to Buy
HUF	1,351,431,135	Bank of America N.A.	10/25/13	NOK	36,450,000	(23,999)
NOK	36,450,000	Bank of America N.A.	10/25/13	HUF	1,377,142,965	(92,763)
NOK	195,564,500	Citibank N.A.	10/25/13	NZD	39,500,000	(260,915)

Net Unrealized Depreciation						$(88,428)

Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 10 Year Futures	12/19/13	924	USD 114,823,019	$1,961,919
Ultra Long U.S. Treasury Bond Futures	12/19/13	297	USD 41,646,848	554,996

Futures Contracts—Short
U.S. Treasury Note 2 Year Futures	12/31/13	(162)	USD (35,585,020)	(98,011)
U.S. Treasury Note 5 Year Futures	12/31/13	(17)	USD (2,029,093)	(28,704)
U.S. Treasury Bond 30 Year Futures	12/19/13	(101)	USD (13,059,609)	(411,266)

Net Unrealized Appreciation				$1,978,934

Options Written
Foreign Currency Written Options	Strike Price	Counterparty	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation
Put - EUR Currency	$1.28	Bank of America Securities LLC	10/03/13	$(57,113,600)	$(244,741)	$(1)	$244,740

MSF-219

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Options Written—(Continued)

Interest Rate Swaptions	Exercise Rate	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation/
Put - OTC - 10 Year Interest Rate Swap	3.75%	Bank of America Securities LLC	3-Month USD-LIBOR	Pay	01/08/14	$(158,000,000)	$(1,690,535)	$(290,613)	$1,399,923

Swap Agreements

Centrally cleared interest rate swap agreements

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Unrealized Depreciation
Receive	3-Month USD-LIBOR	3.100%	01/10/24	USD 158,000,000	$(2,991,430)

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CLP)—	Chilean Peso
(COP)—	Colombian Peso
(DKK)—	Danish Krone
(EUR)—	Euro
(HUF)—	Hungarian Forint
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(LIBOR)—	London InterBank Offered Rate
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PEN)—	Peruvian Nuevo Sol
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

MSF-220

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy —(Continued)

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Corporate Bonds & Notes*	$—	$500,186,084	$—	$500,186,084
Total U.S. Treasury & Government Agencies*	—	148,610,334	—	148,610,334
Total Foreign Government*	—	132,789,012	—	132,789,012
Total Mortgage-Backed Securities*	—	79,216,544	—	79,216,544
Total Asset-Backed Securities*	—	40,235,825	—	40,235,825
Total Preferred Stocks*	7,522,241	—	—	7,522,241
Common Stocks
Marine	—	—	1,373,130	1,373,130
Real Estate Management & Development	1,058,163	—	—	1,058,163
Total Common Stocks	1,058,163	—	1,373,130	2,431,293
Total Municipals	—	2,903,987	—	2,903,987
Total Floating Rate Loans*	—	1,369,771	—	1,369,771
Total Purchased Options*	—	1,247,132	—	1,247,132
Total Warrant*	—	113,750	—	113,750
Short-Term Investments
Mutual Fund	86,731,354	—	—	86,731,354
Repurchase Agreements	—	82,998,000	—	82,998,000
Total Short-Term Investments	86,731,354	82,998,000	—	169,729,354
Total Investments	$95,311,758	$989,670,439	$1,373,130	$1,086,355,327

Collateral for securities loaned (Liability)	$—	$(86,731,354)	$—	$(86,731,354)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$2,175,850	$—	$2,175,850
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(2,264,278)	—	(2,264,278)
Total Forward Contracts	$—	$(88,428)	$—	$(88,428)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$2,516,915	$—	$—	$2,516,915
Futures Contracts (Unrealized Depreciation)	(537,981)	—	—	(537,981)
Total Futures Contracts	$1,978,934	$—	$—	$1,978,934
Written Options
Foreign Currency Written Options at Value	$—	$(1)	$—	$(1)
Interest Rate Swaptions at Value	—	(290,613)	—	(290,613)
Total Written Options	$—	$(290,614)	$—	$(290,614)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(2,991,430)	$—	$(2,991,430)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2012	Change in Unrealized Appreciation	Balance as of September 30, 2013	Change in Unrealized Appreciation from investments still held at September 30, 2013
Common Stocks
Marine	$907,078	$466,052	$1,373,130	$466,052

MSF-221

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

U.S. Treasury & Government Agencies—92.0% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—25.2%
Fannie Mae 15 Yr. Pool
2.500%, TBA (a)	25,400,000	$25,542,875
3.000%, TBA (a)	24,600,000	25,468,687
3.500%, TBA (a)	13,300,000	14,033,577
4.500%, 03/01/20	148,443	161,145
5.000%, 03/01/18	244,670	260,366
6.500%, 06/01/17	71,977	76,178
7.000%, 12/01/14	1,778	1,818
7.000%, 07/01/15	546	548
7.500%, 02/01/16	22,146	22,402
Fannie Mae 20 Yr. Pool
4.500%, 11/01/31	1,882,344	2,030,853
4.500%, 12/01/31	2,387,741	2,576,137
Fannie Mae 30 Yr. Pool
2.500%, TBA (a)	2,700,000	2,508,469
3.000%, 09/01/42	14,354,583	14,039,302
3.500%, TBA (a)	193,000,000	196,467,978
4.000%, 07/01/42	6,012,831	6,315,412
4.000%, 09/01/43	774,304	798,258
4.000%, TBA (a)	40,400,000	42,375,810
4.500%, 04/01/41	20,511,831	21,970,261
4.500%, 06/01/41	1,818,270	1,943,535
4.500%, 09/01/41	3,206,620	3,424,229
4.500%, 10/01/41	15,875,745	16,966,325
5.000%, 07/01/33	719,189	781,953
5.000%, 09/01/33	851,364	926,148
5.000%, 10/01/35	2,374,260	2,582,019
5.000%, 01/01/39	32,651	35,672
5.000%, 08/01/39	89,729	98,127
5.000%, 12/01/39	51,985	56,744
5.000%, 05/01/40	120,407	131,700
5.000%, 07/01/40	101,429	110,929
5.000%, 11/01/40	2,471,247	2,702,962
5.000%, 01/01/41	78,092	85,330
5.000%, 02/01/41	128,135	138,841
5.000%, 04/01/41	271,023	296,250
5.000%, 05/01/41	5,327,899	5,823,709
5.000%, 06/01/41	420,769	460,098
5.000%, 05/01/42	657,332	715,875
6.000%, 04/01/33	185,544	205,330
6.000%, 02/01/34	40,830	45,178
6.000%, 11/01/35	419,572	464,444
6.000%, 08/01/37	906,832	1,003,507
6.500%, 03/01/26	1,847	2,044
6.500%, 04/01/29	101,227	112,079
7.000%, 11/01/28	2,870	3,223
7.000%, 02/01/29	3,922	4,367
7.000%, 01/01/30	2,516	2,620
7.000%, 10/01/37	79,411	83,939
7.000%, 11/01/37	60,735	71,537
7.000%, 12/01/37	64,850	74,544
7.000%, 02/01/38	89,358	105,762
7.000%, 08/01/38	90,013	105,238
7.000%, 09/01/38	7,241	7,903
7.000%, 11/01/38	490,175	550,792
7.000%, 02/01/39	4,272,466	4,736,846

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
7.500%, 04/01/32	15,086	15,616
8.000%, 05/01/28	4,918	5,685
8.000%, 07/01/32	1,258	1,466
11.500%, 09/01/19	31	32
12.000%, 10/01/15	1,350	1,358
Fannie Mae ARM Pool
1.849%, 07/01/37 (b)	96,798	102,615
Fannie Mae Interest Strip (CMO)
3.500%, 11/25/41 (c)	5,006,532	560,053
4.000%, 04/25/42 (c)	7,575,900	1,077,447
4.500%, 11/25/39 (c)	5,631,454	667,302
Fannie Mae Pool
3.500%, 10/01/42	12,213,606	12,298,035
3.500%, 12/01/42	1,944,005	1,963,474
3.500%, 05/01/43	494,228	499,189
4.000%, 10/01/42	3,398,341	3,541,352
4.000%, 07/01/43	99,514	103,691
4.000%, 08/01/43	2,193,324	2,285,235
5.000%, 05/01/40	51,594	56,368
6.500%, 12/01/27	5,511	6,091
6.500%, 04/01/29	3,646	4,029
6.500%, 05/01/32	73,284	79,511
12.000%, 01/15/16	207	208
12.500%, 09/20/15	52	52
12.500%, 01/15/16	754	758
Fannie Mae REMICS (CMO)
Zero Coupon, 03/25/42 (d)	1,310,511	1,246,221
3.000%, 12/25/27 (c)	14,313,728	1,939,733
5.500%, 07/25/41	6,901,619	7,719,247
5.500%, 04/25/42	5,700,000	6,285,316
5.921%, 07/25/40 (b) (c)	5,040,415	1,069,642
5.921%, 09/25/42 (b) (c)	2,390,732	486,892
5.971%, 03/25/42 (b) (c)	21,317,653	3,336,266
5.971%, 12/25/42 (b) (c)	1,733,595	414,428
6.000%, 05/25/42	5,099,750	5,629,563
6.321%, 02/25/42 (b) (c)	4,253,583	916,106
6.351%, 12/25/40 (b) (c)	3,451,668	388,571
6.351%, 01/25/41 (b) (c)	8,313,442	1,163,792
6.371%, 07/25/39 (b) (c)	2,915,097	601,543
6.371%, 10/25/41 (b) (c)	12,477,726	1,808,613
6.421%, 10/25/40 (b) (c)	8,261,367	1,887,450
6.421%, 04/25/42 (b) (c)	6,287,299	1,059,030
6.471%, 02/25/41 (b) (c)	1,783,811	321,576
6.471%, 03/25/42 (b) (c)	5,154,678	889,771
6.500%, 06/25/39	978,452	1,093,431
6.500%, 07/25/42	8,871,630	9,979,369
9.750%, 11/25/18	2,312,931	2,641,098
9.750%, 08/25/19	767,689	875,778
Fannie Mae Whole Loan
3.478%, 01/25/43 (b)	481,704	518,341
Freddie Mac 30 Yr. Gold Pool
5.000%, 08/01/33	56,748	61,204
6.000%, 10/01/36	2,546,936	2,812,560
6.500%, 09/01/39	959,239	1,061,823
8.000%, 12/01/19	3,514	3,571

MSF-222

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
8.000%, 09/01/30	7,764	$9,594
Freddie Mac 30 Yr. Non-Gold Pool
8.000%, 07/01/20	6,780	7,301
Freddie Mac ARM Non-Gold Pool
1.945%, 02/01/37 (b)	20,114	21,100
2.557%, 05/01/37 (b)	55,261	58,290
2.620%, 05/01/37 (b)	63,270	66,622
2.807%, 01/01/35	31,917	34,174
Freddie Mac Gold Pool
3.500%, 04/01/43	593,211	599,245
4.000%, 04/01/43	2,382,320	2,486,754
4.000%, 08/01/43	1,396,101	1,457,164
Freddie Mac REMICS (CMO)
4.500%, 04/15/32	304,579	332,128
5.868%, 09/15/39 (b) (c)	4,242,717	783,120
5.968%, 10/15/42 (b) (c)	3,117,860	671,632
5.968%, 11/15/42 (b) (c)	2,776,826	633,910
6.000%, 05/15/36	1,908,692	2,104,251
6.418%, 11/15/41 (b) (c)	5,857,071	1,059,669
8.500%, 06/15/21	29,017	32,591
Ginnie Mae I 30 Yr. Pool
3.500%, TBA (a)	4,000,000	4,111,875
4.000%, TBA (a)	15,400,000	16,242,188
5.500%, 06/15/36	1,202,037	1,329,437
6.000%, 03/15/33	1,710,865	1,918,110
6.500%, 06/15/31	7,997	8,972
6.500%, 08/15/34	323,821	363,405
7.500%, 01/15/29	12,103	13,275
7.500%, 09/15/29	3,133	3,583
7.500%, 02/15/30	4,085	4,670
8.500%, 05/15/18	10,206	10,253
8.500%, 06/15/25	53,238	58,379
9.000%, 12/15/16	2,487	2,499
Ginnie Mae II 30 Yr. Pool
3.500%, TBA (a)	1,800,000	1,856,813
4.000%, TBA (a)	11,000,000	11,642,813
4.500%, 01/20/40	2,058,773	2,244,778
4.500%, 05/20/40	2,924,187	3,165,603
4.500%, 07/20/40	4,864,083	5,265,688
4.500%, 09/20/40	56,812	61,625
4.500%, 11/20/40	555,297	601,220
4.500%, 12/20/40	1,374,756	1,484,037
4.500%, 01/20/41	425,077	460,048
4.500%, 07/20/41	3,025,615	3,260,448
5.000%, 07/20/40	2,226,738	2,440,423
6.000%, 11/20/34	3,532	3,976
6.000%, 06/20/35	5,887	6,532
6.000%, 07/20/36	429,250	473,367
6.000%, 09/20/36	20,466	22,565
6.000%, 07/20/38	1,255,367	1,381,427
6.000%, 09/20/38	3,540,086	3,892,749
6.000%, 06/20/39	10,544	11,607
6.000%, 05/20/40	277,155	304,848
6.000%, 06/20/40	748,027	825,061
6.000%, 08/20/40	360,874	397,563

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
6.000%, 09/20/40	927,565	1,025,402
6.000%, 10/20/40	571,283	632,214
6.000%, 11/20/40	708,292	785,897
6.000%, 01/20/41	821,870	909,529
6.000%, 03/20/41	3,185,986	3,526,622
6.000%, 07/20/41	695,550	769,588
6.000%, 12/20/41	516,898	576,200
6.500%, 10/20/37	924,544	1,035,511
Government National Mortgage Association (CMO)
0.566%, 12/20/60 (b)	23,214,299	22,873,188
0.586%, 12/20/60 (b)	8,556,224	8,431,175
0.666%, 03/20/61 (b)	6,639,072	6,574,932
0.686%, 12/20/60 (b)	62,732,060	62,182,884
5.918%, 08/16/42 (b) (c)	2,867,154	418,431
6.320%, 03/20/39 (b) (c)	1,300,934	194,432
6.470%, 01/20/40 (b) (c)	2,821,051	487,054

		663,640,818

Federal Agencies—31.1%
Federal Farm Credit Bank
0.250%, 07/28/14	20,000,000	20,018,320
0.250%, 01/07/15	20,000,000	20,005,180
0.390%, 05/09/16	20,000,000	19,873,820
0.540%, 06/06/16	20,000,000	19,944,460
0.820%, 02/21/17	20,000,000	19,888,240
0.875%, 06/14/16	20,000,000	20,001,520
1.500%, 11/16/15 (e)	20,000,000	20,459,340
1.950%, 11/15/17	19,980,000	20,491,148
2.625%, 04/17/14	25,000,000	25,343,400
Federal Home Loan Bank
0.290%, 11/08/13	40,000,000	40,008,640
2.125%, 06/09/23	17,700,000	15,807,640
2.750%, 06/08/18	15,000,000	15,802,635
3.625%, 10/18/13	20,000,000	20,033,280
5.250%, 12/11/20 (e)	12,000,000	14,131,248
Federal Home Loan Bank of Chicago
5.625%, 06/13/16	23,170,000	26,083,025
Federal Home Loan Mortgage Corp.
1.250%, 10/02/19 (e)	6,500,000	6,210,653
2.375%, 01/13/22 (e)	73,000,000	71,050,608
5.000%, 12/14/18 (e)	13,241,000	15,524,318
6.750%, 03/15/31 (e)	5,000,000	6,777,255
Federal National Mortgage Association
Zero Coupon, 10/09/19	50,000,000	42,404,650
0.500%, 10/22/15	30,000,000	30,006,210
0.550%, 09/06/16	22,600,000	22,468,671
0.625%, 08/26/16 (e)	20,000,000	19,941,120
0.700%, 05/22/17	8,375,000	8,202,249
5.125%, 01/02/14	37,250,000	37,729,929
6.625%, 11/15/30	6,000,000	8,019,930
Financing Corp. Fico
Zero Coupon, 12/27/18	16,254,000	14,868,184
Zero Coupon, 06/06/19	27,884,000	24,951,356
Zero Coupon, 09/26/19	14,535,000	12,748,169

MSF-223

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Federal Agencies—(Continued)
Government Trust Certificate
Zero Coupon, 10/01/16	8,567,000	$8,219,702
National Archives Facility Trust
8.500%, 09/01/19	3,108,989	3,794,443
New Valley Generation II
5.572%, 05/01/20	9,970,336	11,216,629
Overseas Private Investment Corp.
Zero Coupon, 11/18/13	5,000,000	5,092,400
Zero Coupon, 03/15/18	5,000,000	5,218,835
2.310%, 11/15/30	10,000,000	9,200,040
Residual Funding Corp. Principal Strip
Zero Coupon, 10/15/20	38,159,000	31,966,634
Tennessee Valley Authority
1.750%, 10/15/18 (e)	20,000,000	19,997,400
3.875%, 02/15/21	35,000,000	37,597,945
4.500%, 04/01/18 (e)	20,000,000	22,533,720
5.500%, 07/18/17	21,306,000	24,602,507

		818,235,453

U.S. Treasury—35.7%
U.S. Treasury Bonds
3.625%, 08/15/43 (e)	700,000	691,907
8.000%, 11/15/21	12,800,000	18,319,001
U.S. Treasury Inflation Indexed Bond
0.750%, 02/15/42	3,514,852	3,008,218
U.S. Treasury Inflation Indexed Note
0.125%, 01/15/23	8,096,000	7,875,886
U.S. Treasury Notes
0.125%, 07/31/14 (e)	31,000,000	31,007,254
0.250%, 05/31/14 (e)	21,000,000	21,022,974
0.250%, 06/30/14 (e)	94,000,000	94,106,502
0.250%, 07/15/15 (e)	260,000,000	259,807,080
0.250%, 10/15/15 (e)	64,000,000	63,880,000
0.750%, 06/30/17 (e)	174,000,000	172,599,822
1.500%, 07/31/16 (e)	92,000,000	94,328,704
1.625%, 11/15/22	4,000,000	3,703,436
2.000%, 09/30/20	10,000,000	9,990,620
2.375%, 02/28/15 (e)	68,000,000	70,077,196
3.125%, 01/31/17 (e)	84,000,000	90,450,948

		940,869,548

Total U.S. Treasury & Government Agencies (Cost $2,410,002,550)		2,422,745,819

Corporate Bonds & Notes—10.5%

Banks—2.2%
National Australia Bank, Ltd.
1.250%, 03/08/18 (144A)	13,000,000	12,710,295
National Bank of Canada
2.200%, 10/19/16 (144A) (e)	13,000,000	13,469,339
Royal Bank of Canada
2.000%, 10/01/19	10,000,000	10,025,700
Stadshypotek AB
1.875%, 10/02/19 (144A) (e)	5,000,000	4,834,000

Banks—(Continued)
UBS AG
0.750%, 03/24/17 (144A) (e)	16,000,000	15,906,240

		56,945,574

Diversified Financial Services—8.0%
COP I LLC
3.650%, 12/05/21	10,592,217	11,340,229
MSN 41079 & 41084, Ltd.
1.717%, 07/13/24	9,248,637	8,923,251
National Credit Union Administration Guaranteed Notes
3.450%, 06/12/21	45,000,000	47,038,500
NCUA Guaranteed Notes
3.000%, 06/12/19	16,250,000	17,129,775
Postal Square, L.P.
6.500%, 06/15/22	9,836,820	11,685,885
Private Export Funding Corp.
1.375%, 02/15/17	25,000,000	25,194,350
2.250%, 12/15/17	40,000,000	41,468,200
3.050%, 10/15/14	20,000,000	20,578,420
4.950%, 11/15/15 (e)	25,000,000	27,296,750

		210,655,360

Oil & Gas—0.3%
Petroleos Mexicanos
1.700%, 12/20/22	9,500,000	9,343,326

Total Corporate Bonds & Notes (Cost $277,452,161)		276,944,260

Mortgage-Backed Securities—4.7%

Collateralized Mortgage Obligations—2.9%
American Home Mortgage Assets LLC
0.369%, 09/25/46 (b)	1,107,331	735,936
0.369%, 12/25/46 (b)	3,176,674	2,109,950
Banc of America Funding Corp.
2.384%, 06/20/35 (b)	469,898	281,314
Banc of America Mortgage 2005-F Trust
2.739%, 07/25/35 (b)	199,758	188,163
Citigroup Mortgage Loan Trust, Inc.
2.510%, 10/25/35 (b)	374,846	362,688
Countrywide Alternative Loan Trust
0.380%, 07/20/46 (b)	4,125,605	2,283,481
0.410%, 07/20/35 (b)	1,532,396	1,289,137
0.469%, 05/25/34 (b)	3,787,640	3,634,733
Countrywide Home Loan Mortgage Pass-Through Trust
0.539%, 03/25/35 (144A) (b)	164,778	143,540
0.599%, 07/25/36 (144A) (b)	1,350,903	1,173,291
Deutsche Mortgage Securities, Inc.
5.233%, 06/26/35 (144A) (b)	4,009,270	4,048,765
FDIC Structured Sale Guaranteed Notes
0.732%, 02/25/48 (144A) (b)	2,323,740	2,322,081
First Horizon Alternative Mortgage Securities
0.549%, 02/25/37 (b)	370,977	231,987

MSF-224

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
GMAC Mortgage Corp. Loan Trust
3.068%, 11/19/35 (b)	1,002,115	$916,184
Greenpoint Mortgage Funding Trust
0.259%, 02/25/47 (b)	240,918	194,902
GSMPS Mortgage Loan Trust
0.529%, 01/25/35 (144A) (b)	531,455	445,247
0.579%, 06/25/34 (144A) (b)	920,924	804,343
3.437%, 06/25/34 (144A) (b)	5,470,684	4,929,644
GSR Mortgage Loan Trust
2.621%, 04/25/35 (b)	1,149,818	1,088,293
HarborView Mortgage Loan Trust
0.331%, 01/25/47 (b)	520,787	386,757
0.361%, 11/19/46 (b)	182,800	122,829
0.381%, 09/19/46 (b)	442,945	322,586
Impac Secured Assets CMN Owner Trust
0.499%, 03/25/36 (b)	5,694,946	3,834,390
JPMorgan Mortgage Trust
2.160%, 06/25/34 (b)	348,959	342,121
Luminent Mortgage Trust
0.369%, 05/25/46 (b)	3,541,104	2,377,770
MASTR Adjustable Rate Mortgages Trust
0.379%, 05/25/47 (b)	7,190,468	4,516,477
0.953%, 12/25/46 (b)	6,749,896	3,541,920
2.171%, 02/25/34 (b)	292,986	290,094
3.352%, 12/25/34 (b)	25,385	24,784
MASTR Reperforming Loan Trust
0.529%, 05/25/35 (144A) (b)	447,482	378,618
3.644%, 05/25/35 (144A) (b)	5,389,686	4,385,765
4.894%, 05/25/36 (144A) (b)	4,352,358	4,083,822
6.000%, 08/25/34 (144A)	112,361	115,603
7.000%, 08/25/34 (144A)	540,083	559,229
MASTR Seasoned Securities Trust
3.557%, 10/25/32 (b)	29,724	29,555
Merrill Lynch Mortgage Investors Trust
0.449%, 04/25/35 (b)	71,952	68,691
Morgan Stanley Mortgage Loan Trust
0.249%, 06/25/36 (b)	823,611	394,715
2.489%, 07/25/35 (b)	469,540	392,772
2.493%, 10/25/34 (b)	240,824	242,248
NovaStar Mortgage-Backed Notes
0.369%, 09/25/46 (b)	3,140,053	2,472,808
Provident Funding Mortgage Loan Trust
2.640%, 10/25/35 (b)	185,954	181,800
2.735%, 05/25/35 (b)	1,212,060	1,179,943
RALI Trust
0.339%, 01/25/37 (b)	590,107	394,470
0.579%, 10/25/45 (b)	554,346	394,528
3.697%, 12/25/35 (b)	2,971,097	2,310,263
RFMSI Trust
4.750%, 12/25/18	547,327	559,004
SACO I, Inc.
9.263%, 06/25/21 (144A) (b)	2,185,268	2,231,934
Structured Adjustable Rate Mortgage Loan Trust
2.517%, 05/25/35 (b)	5,808,191	5,311,073
Structured Asset Mortgage Investments II Trust
0.359%, 07/25/46 (b)	322,536	234,542

Collateralized Mortgage Obligations—(Continued)
Structured Asset Securities Corp.
0.529%, 04/25/35 (144A) (b)	3,951,629	3,220,281
3.464%, 06/25/35 (144A) (b)	224,304	199,347
Structured Asset Securities Corp. Mortgage Loan Trust
0.979%, 09/25/33 (144A) (b)	46,545	42,687
Thornburg Mortgage Securities Trust
6.091%, 09/25/37 (b)	115,937	113,676
6.098%, 09/25/37 (b)	115,511	120,153
WaMu Mortgage Pass-Through Certificates
0.439%, 11/25/45 (b)	105,248	93,907
0.449%, 12/25/45 (b)	2,705,616	2,433,263
0.469%, 12/25/45 (b)	222,733	195,294
0.499%, 08/25/45 (b)	252,602	233,900
0.579%, 08/25/45 (b)	519,045	441,859
0.903%, 06/25/47 (b)	289,606	239,186
2.444%, 04/25/35 (b)	100,000	92,150

		76,290,493

Commercial Mortgage-Backed Securities—1.8%
Banc of America Commercial Mortgage Trust
6.395%, 02/10/51 (b)	80,000	91,571
FDIC Structured Sale Guaranteed Notes
2.980%, 12/06/20 (144A)	16,579,294	17,130,108
NCUA Guaranteed Notes Trust
2.900%, 10/29/20	30,000,000	31,161,300

		48,382,979

Total Mortgage-Backed Securities (Cost $130,602,546)		124,673,472

Foreign Government—3.1%

Sovereign—3.1%
Egypt Government AID Bonds
4.450%, 09/15/15	20,000,000	21,521,060
Israel Government AID Bonds
Zero Coupon, 08/15/16	28,251,000	27,511,219
Zero Coupon, 09/15/16	10,000,000	9,719,650
Zero Coupon, 11/15/18	20,869,000	19,060,722
Province of British Columbia
2.650%, 09/22/21 (e)	4,000,000	3,974,720

Total Foreign Government (Cost $82,044,374)		81,787,371

Asset-Backed Securities—0.9%

Asset-Backed - Credit Card—0.0%
Compucredit Acquired Portfolio Voltage Master Trust
0.352%, 09/17/18 (144A) (b)	286,557	286,557

Asset-Backed - Home Equity—0.1%
Bayview Financial Acquisition Trust
0.764%, 08/28/44 (b)	5,067	5,033

MSF-225

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—(Continued)
Bayview Financial Asset Trust
0.779%, 12/25/39 (144A) (b)	330,234	$306,027
EMC Mortgage Loan Trust
0.629%, 12/25/42 (144A) (b)	92,642	81,813
Home Equity Mortgage Loan Asset-Backed Trust
0.439%, 06/25/36 (b)	4,597,808	1,018,364
Morgan Stanley Mortgage Loan Trust
0.269%, 12/25/36 (b)	287,691	149,641
0.479%, 03/25/36 (b)	2,020,065	843,551
Option One Mortgage Loan Trust
0.759%, 06/25/33 (b)	138,053	127,358
Structured Asset Securities Corp. Mortgage Loan Trust
0.399%, 02/25/36 (144A) (b)	4,933,739	348,208

		2,879,995

Asset-Backed - Other—0.4%
ACE Securities Corp.
0.439%, 02/25/31 (b)	638,503	580,767
Amortizing Residential Collateral Trust
0.864%, 01/01/32 (b)	72,541	63,639
Countrywide Home Equity Loan Trust
0.322%, 07/15/36 (b)	1,582,112	1,251,310
0.332%, 11/15/36 (b)	68,579	54,345
0.462%, 02/15/34 (b)	374,362	311,049
0.472%, 02/15/34 (b)	219,504	182,387
Fremont Home Loan Trust
0.279%, 08/25/36 (b)	188,201	70,901
GMAC Mortgage Corp. Loan Trust
0.359%, 12/25/36 (b)	743,417	627,038
0.389%, 11/25/36 (b)	4,072,170	3,127,447
GSAMP Trust
0.269%, 05/25/36 (b)	1,291,543	257,986
GSR Mortgage Loan Trust
0.719%, 11/25/30 (b)	11,887	1,895
Ownit Mortgage Loan Trust
3.638%, 12/25/36	1,381,255	608,008
RAAC Series
0.449%, 05/25/36 (144A) (b)	2,120,144	1,821,517
SACO I, Inc.
0.439%, 06/25/36 (b)	1,105,955	975,490
0.479%, 04/25/36 (b)	443,999	341,901
0.699%, 06/25/36 (b)	18,281	19,724
Soundview Home Loan Trust
5.645%, 10/25/36	383,258	310,578
WMC Mortgage Loan Trust
0.810%, 07/20/29 (b)	29,835	27,798

		10,633,780

Asset-Backed - Student Loan—0.4%
NCUA Guaranteed Notes Trust 2010-A1
0.532%, 12/07/20 (b)	10,773,830	10,785,250

Total Asset-Backed Securities (Cost $33,466,393)		24,585,582

Short-Term Investments—9.3%
Security Description	Shares/ Principal Amount*	Value

Mutual Fund—9.2%
State Street Navigator Securities Lending MET Portfolio (f)	241,254,241	241,254,241

Repurchase Agreement—0.1%
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/13 at 0.090% to be repurchased at $2,800,007 on 10/01/2013, collateralized by $2,595,000 Federal National Mortgage Association at 4.375% due 10/15/15 with a value of $2,856,000.	2,800,000	2,800,000

Total Short-Term Investments (Cost $244,054,241)		244,054,241

Total Investments—120.5% (Cost $3,177,622,265) (g)		3,174,790,745
Other assets and liabilities (net)—(20.5)%		(540,624,069)

Net Assets—100.0%		$2,634,166,676

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2013. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Interest only security.
(d)	Principal only security.
(e)	All or a portion of the security was held on loan. As of September 30, 2013, the market value of securities loaned was $728,795,559 and the collateral received consisted of cash in the amount of $241,254,241 and non-cash collateral with a value of $503,597,201. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(f)	Represents investment of cash collateral received from securities lending transactions.
(g)	As of September 30, 2013, the aggregate cost of investments was $3,177,622,265. The aggregate unrealized appreciation and depreciation of investments were $48,130,561 and $(50,962,081), respectively, resulting in net unrealized depreciation of $(2,831,520).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2013, the market value of 144A securities was $95,978,301, which is 3.6% of net assets.
(ARM)—	Adjustable-Rate Mortgage
(CMO)—	Collateralized Mortgage Obligation

MSF-226

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 5 Year Futures	12/31/13	195	USD 23,476,806	$127,335

Futures Contracts—Short
U.S. Treasury Bond 30 Year Futures	12/19/13	(230)	USD (30,045,815)	(630,435)
U.S. Treasury Note 10 Year Futures	12/19/13	(2,044)	USD (253,613,263)	(4,729,174)

Net Unrealized Depreciation				$(5,232,274)

(USD)—	United States Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$2,422,745,819	$—	$2,422,745,819
Total Corporate Bonds & Notes*	—	276,944,260	—	276,944,260
Total Mortgage-Backed Securities*	—	124,673,472	—	124,673,472
Total Foreign Government*	—	81,787,371	—	81,787,371
Total Asset-Backed Securities*	—	24,585,582	—	24,585,582
Short-Term Investments
Mutual Fund	241,254,241	—	—	241,254,241
Repurchase Agreement	—	2,800,000	—	2,800,000
Total Short-Term Investments	241,254,241	2,800,000	—	244,054,241
Total Investments	$241,254,241	$2,933,536,504	$—	$3,174,790,745

Collateral for securities loaned (Liability)	$—	$(241,254,241)	$—	$(241,254,241)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$127,335	$—	$—	$127,335
Futures Contracts (Unrealized Depreciation)	(5,359,609)	—	—	(5,359,609)
Total Futures Contracts	$(5,232,274)	$—	$—	$(5,232,274)

*	See Schedule of Investments for additional detailed categorizations.

MSF-227

Metropolitan Series Fund

Notes to Schedule of Investments

Investment Valuation and Fair Value Measurements:

Debt securities (other than short term obligations with a remaining maturity of sixty days or less), including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; term loans; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MetLife Advisers” or the “Adviser”), an affiliate of MetLife, Inc., pursuant to authorization of the Board of Trustees (the “Board” or “Trustees”) of the Metropolitan Series Fund (the “Fund”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair market value, and are categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock that are traded on a securities exchange, are generally valued at their last sale price on the exchange or market in which they are principally traded on the valuation date, or if no sale occured on that day, at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sale price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and ask prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the mean between the last reported bid and ask prices. These types of options are categorized as Level 1 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are generally categorized as Level 2 within the fair value hierarchy.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are categorized as Level 2 within the fair value hierarchy.

Swap contracts are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing significant observable data, including the underlying reference securities or indices. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board has delegated the determination of the fair value of a security to a Valuation Committee (“Committee”) of MetLife Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Fund’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Fund’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by

MSF-228

Metropolitan Series Fund

Notes to Schedule of Investments

Investment Valuation and Fair Value Measurements—(Continued)

the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

If there are no readily available market quotations for a security or such quotations are otherwise deemed to be unreliable because of unusual market or issuer-specific circumstances, including without limitation, the cessation, suspension or restriction of trading activity, the Committee shall make a good faith determination of the fair value of the asset. The Board shall be requested to ratify such determinations at its next quarterly board meeting.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly. On a quarterly basis, the Board is provided with the following for ratification: 1) a memorandum summarizing the actions taken by the Committee in the prior quarter; and 2) a list of the Portfolio’s securities as of the most recent quarter end for which market quotations were not readily available.

For information regarding the Metropolitan Series Fund’s other significant accounting policies, please refer to the most recent Semiannual or Annual report.

MSF-229

Item 2. Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

See attached Exhibits 3(a) and 3(b) as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

METROPOLITAN SERIES FUND

By:	/s/ Elizabeth M. Forget
Name:	Elizabeth M. Forget
Title:	President, Chief Executive Officer and Chairman of the Boards
Date:	November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth M. Forget
Name:	Elizabeth M. Forget
Title:	President, Chief Executive Officer and Chairman of the Boards
Date:	November 27, 2013

By:	/s/ Peter H. Duffy
Name:	Peter H. Duffy
Title:	Chief Financial Officer and Treasurer
Date:	November 27, 2013

EXHIBIT LIST

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.